UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	March 31, 2024

Date of reporting period:	March 31, 2024

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2024
2024 Annual Report
iShares Trust
iShares Biotechnology ETF | IBB | NASDAQ
iShares Expanded Tech Sector ETF | IGM | NYSE Arca
iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX
iShares North American Natural Resources ETF | IGE | Cboe BZX
iShares Semiconductor ETF | SOXX | NASDAQ
iShares U.S. Digital Infrastructure and Real Estate ETF | IDGT | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities
(MSCI Europe, Australasia,
Far East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2024
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended  March 31, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 29.29% . The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive backdrop for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. A strong labor market bolstered consumer spending, as employers continued to add jobs, and average hourly wages increased notably. Consumer spending was also supported by higher asset values, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
Despite high spending and healthy household balance sheets, consumer sentiment remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. While inflation declined early in the reporting period - decreasing from 4.9% in April 2023 to 3% in June 2023 - it remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, reaching the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. Projections released by the Fed late in the reporting period included several interest rate decreases later in 2024, as it forecast inflation would continue to moderate despite the robust economy.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense.
Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

Fund Summary
as of March 31, 2024
5
Fund Summary
iShares
®
Biotechnology ETF
Investment Objective
The iShares Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the biotechnology sector, as represented by the NYSE Biotechnology Index (the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Effective November 3, 2023, the Fund’s underlying index changed it names from the ICE Biotechnology Index to the NYSE Biotechnology Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 20, 2021 reflects the performance of the NASDAQ Biotechnology Index. Index performance beginning on June 21, 2021 reflects the performance of the NYSE Biotechnology Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.56% 4.47% 5.94% 6.56% 24.45% 78.16%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.58 4.45 5.94 6.58 24.34 78.05
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.93 4.85 6.28 6.93 26.71 83.93
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,124.40 $ 2.39 $ 1,000.00 $ 1,022.75 $ 2.28 0.45%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
6
iShares
®
Biotechnology ETF
Portfolio Management Commentary
Biotechnology stocks advanced during the reporting period as the inflation picture improved and the Fed signaled that it might pivot to a more accommodative monetary policy. Higher interest-rate environments typically challenge biotechnology companies, which tend to rely heavily on financing for the development of drugs that may not come to market for years, so anticipation of potential interest rate cuts buoyed sentiment toward the industry. In addition, mergers and acquisitions activity in the biotechnology industry picked up during the reporting period, rebounding after a downturn coming out of the COVID-19 pandemic. With the approaching expiration of many lucrative drug patents, and Medicare now authorized by the Inflation Reduction Act to negotiate some drug prices, larger pharmaceutical firms looked to smaller biotechnology names to diversify their therapeutic portfolios.
Stocks in the biotechnology industry, which constituted 80% of the Index on average during the reporting period, contributed the most to the Index’s performance. The stock price of one biotechnology company climbed sharply after a trial showed its new non-opioid drug for chronic pain provided significantly more relief than a placebo for patients with moderate to severe pain post-surgery. The company also benefited from better-than-expected sales of its drug for cystic fibrosis, an inherited disease that causes damage to the lungs and other organs. Additionally, the stock price of a biotechnology company with a specialized schizophrenia treatment soared after news of its planned acquisition by a much larger pharmaceutical conglomerate.
The pharmaceuticals industry also contributed to the Index’s return, buoyed by the acquisition of a company that produces treatments for liver diseases. On the downside, the healthcare equipment industry detracted from the Index’s performance as a company’s tumor therapy device generated unimpressive trial results.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Biotechnology ................................... 79.2%
Life Sciences Tools & Services ........................ 18.1
Pharmaceuticals .................................. 2.3
Other (each representing less than 1%) ................... 0.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Amgen, Inc. ..................................... 8.4%
Gilead Sciences, Inc. ............................... 8.2
Regeneron Pharmaceuticals, Inc. ....................... 8.1
Vertex Pharmaceuticals, Inc. .......................... 8.0
IQVIA Holdings, Inc. ................................ 4.5
Moderna, Inc. .................................... 3.5
Biogen, Inc. ..................................... 3.1
Mettler-Toledo International, Inc. ........................ 2.8
Illumina, Inc. ..................................... 2.1
Waters Corp. ..................................... 2.0
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
7
Fund Summary
iShares
®
Expanded Tech Sector ETF
Investment Objective
The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services to consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector
Index
TM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector Index
TM
. Index Performance beginning on December
24, 2018 reflects the performance of the S&P North American Expanded Technology Sector Index
TM
.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52.97% 20.67% 19.67% 52.97% 155.84% 502.13%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52.99 20.67 19.67 52.99 155.89 502.19
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53.41 21.14 20.17 53.41 160.90 528.03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,355.00 $ 2.36 $ 1,000.00 $ 1,023.00 $ 2.02 0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
8
iShares
®
Expanded Tech Sector ETF
Portfolio Management Commentary
North American technology stocks posted a substantial gain for the reporting period, amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies purchased specialized chips used to provide computing capacity for AI applications, which require significant processing power. Corporations seeking to use AI technologies invested significantly in this hardware, in some cases setting up separate budgetary allocations to expedite the increased investment. Consequently, industry revenue and earnings grew rapidly, driving strong equity performance. Additionally, the semiconductors industry continued to invest in building the next generation of processors for AI applications, further supporting stock prices. Products designed to facilitate customers’ AI usage, such as networking products for AI data centers and custom AI accelerators, also generated strong revenue.
The software and services industry also advanced, driven by strength among systems software companies. Enthusiasm for generative AI products benefited a large company in the industry with a significant investment in a prominent consumer-facing AI platform, a chatbot that grew its user base more rapidly than any other consumer application in history. Integration of AI into already existing productivity software also propelled gains, as many customers adopted new AI features that automated certain writing and coding tasks, in addition to summarization and advanced search functions. Cloud services revenue also accelerated, due in part to new AI features, beating analysts’
expectations and driving further earnings growth. Application software companies were another source of strength, benefiting from the resilient economy and rising demand for customer relationship management software.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Semiconductors & Semiconductor Equipment .............. 28.2%
Software ....................................... 27.5
Interactive Media & Services .......................... 18.3
Technology Hardware, Storage & Peripherals .............. 10.4
IT Services ..................................... 6.5
Electronic Equipment, Instruments & Components ........... 3.2
Communications Equipment .......................... 3.1
Entertainment .................................... 2.8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 8.8%
Apple, Inc. ...................................... 8.7
NVIDIA Corp. .................................... 8.4
Meta Platforms, Inc., Class A .......................... 8.1
Alphabet, Inc., Class A .............................. 5.2
Alphabet, Inc., Class C, NVS .......................... 4.4
Broadcom, Inc. ................................... 4.3
Advanced Micro Devices, Inc. ......................... 2.4
Salesforce, Inc. ................................... 2.4
Netflix, Inc. ...................................... 2.2
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
9
Fund Summary
iShares
®
Expanded Tech-Software Sector ETF
Investment Objective
The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries, as represented by the S&P North American
Expanded Technology Software Index
TM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector Index
TM
. Index Performance beginning on December
24, 2018 reflects the performance of the S&P North American Expanded Technology Sector Index
TM
.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40.20% 15.30% 18.02% 40.20% 103.76% 424.23%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39.94 15.28 18.01 39.94 103.59 423.64
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40.06 15.65 18.39 40.06 106.91 440.88
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,251.00 $ 2.25 $ 1,000.00 $ 1,023.00 $ 2.02 0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
10
iShares
®
Expanded Tech-Software Sector ETF
Portfolio Management Commentary
North American technology and software companies posted a significant advance for the reporting period. High interest rates typically weigh on the value of technology companies, which derive a significant portion of their value from expectations for future growth. However, the resilient U.S. economy, low debt levels, and innovations in the industry helped offset the negative impact of elevated interest rates. The industry also benefited from the Fed’s shift in policy and investors’ expectations that subsiding inflation improved the prospects for a looser monetary regime.
Application software companies contributed the most to the Index’s return, benefiting from the robust economic growth and rising demand for customer relationship management software. Cost-cutting measures, stock buybacks, and a dividend initiation further bolstered the industry. Notable innovations in artificial intelligence (“AI”)
technology also positively impacted technology and software companies. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. AI integration benefited companies making software for tax preparation, credit applications, and graphic design.
Excitement surrounding generative AI products also helped systems software companies. A large company in the industry made a significant investment in a prominent consumer-facing AI platform, a chatbot that grew its user base more rapidly than any other consumer application in history. Integration of AI into already existing productivity software also propelled gains, as many customers adopted new AI features that automated certain writing and coding tasks. Cloud services revenue also accelerated, due in part to new AI features, beating analysts’ expectations and driving further earnings growth. The entertainment software industry advanced, reflecting the acquisition of a prominent company and the industry’s recovery from a sharp downturn after governments lifted public health restrictions.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Software ....................................... 97.1%
Entertainment .................................... 2.4
Other (each representing less than 1%) ................... 0.5
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 8.8%
Salesforce, Inc. ................................... 8.6
Oracle Corp. ..................................... 8.2
Adobe, Inc. ...................................... 7.8
Intuit, Inc. ....................................... 7.4
ServiceNow, Inc. .................................. 4.8
Palo Alto Networks, Inc. ............................. 3.8
Synopsys, Inc. .................................... 3.7
Cadence Design Systems, Inc. ......................... 3.6
Crowdstrike Holdings, Inc., Class A ...................... 3.1
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
11
Fund Summary
iShares
®
North American Natural Resources ETF
Investment Objective
The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.96% 11.54% 3.15% 17.96% 72.68% 36.30%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.94 11.54 3.14 17.94 72.66 36.29
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.57 12.13 3.66 18.57 77.26 43.31
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,095.70 $ 2.10 $ 1,000.00 $ 1,023.00 $ 2.02 0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
12
iShares
®
North American Natural Resources ETF
Portfolio Management Commentary
North American natural resources stocks rose significantly during the reporting period, driven by higher oil prices amid production cuts by OPEC+, rising tensions in the Middle
East, the ongoing war in Ukraine, and expectations for increased energy demand amid signals that major economies would avoid recession. The oil and gas exploration and production industry contributed the most to the Index’s return as higher oil prices encouraged more investment in generating new production through increased exploration.
Some of the larger companies in the industry raised dividend payments, as increased production led to increased profits. Additionally, merger and acquisition activity was relatively high within the industry. Some large companies saw their stock price rise in anticipation of being acquired by even larger companies. One large shale producer acquired a large but privately held oil and gas company, vaulting the buyers into the top tier of the publicly traded oil and gas producers in the industry.
The oil and gas refining and marketing and transportation industry also contributed notably to the Index’s return, as oil refining companies benefited from strong demand for already limited supplies of both gasoline and jet fuel. Intervention by an activist investor encouraged demand for a large oil refiner’s stock and buoyed optimism that the existing management team would deliver on its plan to reduce costs and boost profitability, supporting the industry and boosting stock prices.
The oil and gas equipment and services industry also contributed, advancing as higher oil prices encouraged more investment in production and exploration. Additionally, the construction materials industry contributed amid rising demand for the materials necessary to implement recent transportation infrastructure initiatives.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil, Gas & Consumable Fuels ......................... 71.6%
Metals & Mining .................................. 10.7
Energy Equipment & Services ......................... 8.1
Containers & Packaging ............................. 5.7
Construction Materials .............................. 3.5
Other (each representing less than 1%) ................... 0.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Exxon Mobil Corp. ................................. 10.1%
Chevron Corp. .................................... 9.8
ConocoPhillips ................................... 4.7
Canadian Natural Resources Ltd. ....................... 3.1
Schlumberger NV ................................. 3.0
Enbridge, Inc. .................................... 2.9
EOG Resources, Inc. ............................... 2.8
Marathon Petroleum Corp. ........................... 2.8
Phillips 66 ....................................... 2.7
Freeport-McMoRan, Inc. ............................. 2.5
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
13
Fund Summary
iShares
®
Semiconductor ETF
Investment Objective
The iShares Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the semiconductor sector, as represented by the NYSE Semiconductor Index (the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Effective November 3, 2023, the Fund’s underlying index changed it names from the ICE Semiconductor Index to the NYSE Semiconductor Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 20, 2021 reflects the performance of the PHLX Semiconductor Sector Index. Index performance beginning on June 21, 2021 reflects the performance of the NYSE Semiconductor Index.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53.53% 30.39% 25.33% 53.53% 276.84% 856.40%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 53.65 30.39 25.33 53.65 276.88 856.28
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 54.19 30.99 25.96 54.19 285.72 905.18
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,434.00 $ 2.07 $ 1,000.00 $ 1,023.30 $ 1.72 0.34%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
14
iShares
®
Semiconductor ETF
Portfolio Management Commentary
U.S. semiconductor stocks posted a remarkable return for the reporting period amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative
AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI.
Semiconductor companies benefited from this enthusiasm, as companies purchased specialized chips used to provide computing capacity for AI applications, which require significant processing power. Corporations seeking to use AI technologies invested substantially in this hardware, in some cases setting up separate budgetary allocations to expedite the increased investment. Consequently, industry revenue and earnings grew rapidly, driving strong equity performance. Additionally, the semiconductors industry continued to invest in building the next generation of processors for AI applications, further supporting stock prices. A new chip design was announced that was larger, faster, and more energy efficient in AI applications, while new designs for network switches and supercomputer systems were also introduced. Products designed to facilitate customers’ AI usage, such as networking products for AI data centers and custom AI accelerators, also generated strong revenue.
The strong surge in demand for specialized semiconductors led companies to work to increase capacity. Demand for the new AI-related chips exceeded supply, and downstream suppliers in the industry made large investments in new manufacturing facilities in order to increase capacity.
The semiconductor industry also benefited from substantial government subsidies that targeted the further development of U.S. semiconductor manufacturing. The CHIPS and Science Act of 2022 was designed to promote domestic production of semiconductors and related equipment. During the reporting period, several different companies announced plans to seek CHIPS Act funds for construction of new U.S.-based semiconductor manufacturing facilities.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Semiconductors & Semiconductor Equipment .............. 100.0%
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
NVIDIA Corp. .................................... 8.8%
Broadcom, Inc. ................................... 7.9
Advanced Micro Devices, Inc. ......................... 7.2
QUALCOMM, Inc. ................................. 6.5
Intel Corp. ...................................... 6.2
Micron Technology, Inc. .............................. 5.0
Microchip Technology, Inc. ............................ 4.1
Texas Instruments, Inc. .............................. 4.0
Lam Research Corp. ............................... 4.0
Analog Devices, Inc. ................................ 4.0
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
15
Fund Summary
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
Investment Objective
The iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of US-listed companies engaged in the owning, operating, developing or providing of infrastructure for the storage, processing, transmission and/or access of digital data and services, as represented by the
S&P Data Center, Tower REIT and Communications Equipment
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
On September 27, 2023, the Board approved a proposal to change the Fund's investment objective and underlying index and change the name of the Fund from iShares
North American Tech-Multimedia Networking ETF to iShares U.S. Digital Infrastructure and Real Estate ETF. The Board also approved a proposal to change the Fund's ticker from IGN to IDGT. These changes became effective on December 15, 2023.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 5.50% 8.29% 1.48% 30.71% 121.68%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.50 5.50 8.29 1.50 30.70 121.67
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.02 5.91 8.69 2.02 33.25 130.05
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,171.00 $ 2.17 $ 1,000.00 $ 1,023.00 $ 2.02 0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
16
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
Portfolio Management Commentary
U.S. digital infrastructure and real estate stocks advanced for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Rapid advances in generative artificial intelligence (“AI”), which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. This in turn stimulated demand for specialized chips, data centers, and related infrastructure to support AI applications, which require significant processing power. The technology hardware, storage, and peripherals industry contributed the most to the Index’s performance, driven by strong demand for products related to AI. A manufacturer of servers used in processing generative AI applications posted sharply higher earnings amid a surge in orders for their products. As utilization of AI tools increased, construction and planning for the buildout of data centers surged, bolstering the stocks of companies that provide equipment used in data processing.
The semiconductors industry also gained, as strong growth in demand for AI products drove increased enthusiasm for stocks in the industry. A large maker of chips for mobile devices introduced a new AI-enabled chip, driving investor interest. The data center real estate investor trust industry also posted an advance amid surging demand for data center capacity.
On the downside, the communications equipment industry detracted from the Index’s return. Major telecommunications carriers slowed their spending on equipment, which negatively impacted companies that manufacture components and products used by telecommunications providers. Slowing capital expenditures in broadband access equipment and radio access network equipment in North America weighed on revenue in the industry. Strong competitive pressures, geopolitical tensions, foreign exchange volatility, and bloated inventories also negatively impacted the industry’s sales.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Specialized REITs ................................. 46.2%
Communications Equipment .......................... 30.4
Semiconductors & Semiconductor Equipment .............. 9.5
Technology Hardware, Storage & Peripherals .............. 8.3
IT Services ..................................... 5.1
Other (each representing less than 1%) ................... 0.5
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Digital Realty Trust, Inc. ............................. 10.0%
American Tower Corp. .............................. 10.0
Equinix, Inc. ..................................... 9.5
Crown Castle, Inc. ................................. 7.7
Fastly, Inc., Class A ................................ 5.1
Motorola Solutions, Inc. ............................. 4.9
Arista Networks, Inc. ............................... 4.8
QUALCOMM, Inc. ................................. 4.7
SBA Communications Corp. .......................... 4.7
Telefonaktiebolaget LM Ericsson ....................... 4.6
(a)
Excludes money market funds.

About Fund Performance
17
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
Biotechnology ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 78.9%
4D Molecular Therapeutics, Inc.
(a)(b)
........ 316,425 $ 10,081,300
89bio, Inc.
(a)(b)
...................... 630,263 7,336,261
AC Immune SA
(b)
.................... 429,426 1,271,101
ACADIA Pharmaceuticals, Inc.
(b)
.......... 1,227,234 22,691,557
ACELYRIN, Inc.
(a)(b)
.................. 456,917 3,084,190
ADMA Biologics, Inc.
(a)(b)
............... 1,637,715 10,808,919
Agios Pharmaceuticals, Inc.
(a)(b)
.......... 412,421 12,059,190
Akero Therapeutics, Inc.
(a)(b)
............. 446,434 11,276,923
Alector, Inc.
(a)(b)
..................... 533,950 3,214,379
Alkermes plc
(a)(b)
..................... 1,234,809 33,426,280
Allogene Therapeutics, Inc.
(a)(b)
........... 787,063 3,518,172
Alnylam Pharmaceuticals, Inc.
(a)(b)
......... 940,571 140,568,336
Alpine Immune Sciences, Inc.
(b)
.......... 336,178 13,326,096
ALX Oncology Holdings, Inc.
(a)(b)
.......... 206,935 2,307,325
Amgen, Inc. ....................... 2,251,605 640,176,334
Amicus Therapeutics, Inc.
(b)
............. 2,150,307 25,330,616
AnaptysBio, Inc.
(b)
................... 173,746 3,912,760
Anavex Life Sciences Corp.
(a)(b)
.......... 604,471 3,076,757
Apellis Pharmaceuticals, Inc.
(a)(b)
.......... 738,684 43,419,846
Apogee Therapeutics, Inc.
(a)(b)
........... 161,861 10,755,663
Arbutus Biopharma Corp.
(b)
............. 956,816 2,468,585
Arcellx, Inc.
(a)(b)
..................... 280,404 19,502,098
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 182,552 6,164,781
Arcus Biosciences, Inc.
(a)(b)
............. 354,110 6,685,597
Arcutis Biotherapeutics, Inc.
(b)
........... 770,855 7,639,173
Argenx SE , ADR, NVS
(a)(b)
.............. 376,470 148,223,768
Arrowhead Pharmaceuticals, Inc.
(a)(b)
....... 874,966 25,024,028
ARS Pharmaceuticals, Inc.
(a)(b)
........... 313,028 3,199,146
Ascendis Pharma A/S , ADR
(a)(b)
.......... 363,445 54,941,981
Aurinia Pharmaceuticals, Inc.
(a)(b)
......... 944,804 4,733,468
Autolus Therapeutics plc , ADR
(a)(b)
......... 1,245,435 7,945,875
Avidity Biosciences, Inc.
(a)(b)
............. 533,198 13,607,213
Beam Therapeutics, Inc.
(a)(b)
............. 510,780 16,876,171
BeiGene Ltd. , ADR
(a)(b)
................ 604,152 94,483,331
Bicycle Therapeutics plc , ADR
(a)(b)
......... 235,966 5,875,553
BioCryst Pharmaceuticals, Inc.
(a)(b)
........ 1,485,916 7,548,453
Biogen, Inc.
(a)(b)
..................... 1,082,192 233,353,061
Biohaven Ltd.
(b)
..................... 515,402 28,187,335
BioMarin Pharmaceutical, Inc.
(b)
.......... 1,388,532 121,274,385
Biomea Fusion, Inc.
(a)(b)
................ 209,012 3,124,729
BioNTech SE , ADR
(b)
................. 1,552,394 143,208,346
Bluebird Bio, Inc.
(a)(b)
.................. 1,429,601 1,829,889
Blueprint Medicines Corp.
(b)
............. 450,824 42,765,165
Bridgebio Pharma, Inc.
(a)(b)
.............. 972,514 30,070,133
Cabaletta Bio, Inc.
(a)(b)
................. 254,136 4,335,560
CareDx, Inc.
(b)
...................... 373,649 3,956,943
Caribou Biosciences, Inc.
(a)(b)
............ 590,066 3,032,939
Centessa Pharmaceuticals plc , ADR
(a)(b)
..... 351,520 3,972,176
Cogent Biosciences, Inc.
(a)(b)
............ 631,595 4,244,318
Coherus Biosciences, Inc.
(a)(b)
............ 785,577 1,877,529
Compass Pathways plc , ADR
(a)(b)
......... 327,812 2,727,396
Crinetics Pharmaceuticals, Inc.
(a)(b)
........ 521,533 24,412,960
CRISPR Therapeutics AG
(a)(b)
............ 598,440 40,789,670
Cullinan Oncology, Inc.
(a)(b)
.............. 199,539 3,400,145
CureVac NV
(a)(b)
..................... 678,453 2,055,713
Cytokinetics, Inc.
(a)(b)
.................. 745,026 52,233,773
Day One Biopharmaceuticals, Inc.
(b)
....... 440,819 7,282,330
Deciphera Pharmaceuticals, Inc.
(a)(b)
....... 367,781 5,785,195
Denali Therapeutics, Inc.
(a)(b)
............ 841,999 17,277,819
Disc Medicine, Inc.
(b)
.................. 93,333 5,810,913
Dynavax Technologies Corp.
(a)(b)
.......... 980,754 12,171,157
Dyne Therapeutics, Inc.
(b)
.............. 373,974 10,617,122
Editas Medicine, Inc.
(a)(b)
............... 611,029 4,533,835
Security
Shares
Shares Value
Biotechnology (continued)
Erasca, Inc.
(b)
...................... 663,162 $ 1,366,114
Exelixis, Inc.
(b)
...................... 2,214,300 52,545,339
Exscientia plc , ADR
(a)(b)
................ 727,272 4,159,996
Fusion Pharmaceuticals, Inc.
(a)(b)
.......... 414,203 8,830,808
Galapagos NV , ADR, NVS
(a)(b)
........... 413,742 13,322,492
Genmab A/S , ADR, NVS
(a)(b)
............. 4,221,059 126,251,875
Geron Corp.
(a)(b)
..................... 3,373,306 11,131,910
Gilead Sciences, Inc. ................. 8,551,415 626,391,149
Halozyme Therapeutics, Inc.
(a)(b)
.......... 941,643 38,306,037
Humacyte, Inc.
(a)(b)
................... 648,627 2,017,230
Ideaya Biosciences, Inc.
(a)(b)
............. 488,523 21,436,389
Immunocore Holdings plc , ADR
(a)(b)
........ 310,852 20,205,380
Immunovant, Inc.
(a)(b)
.................. 457,087 14,768,481
Immutep Ltd. , ADR
(a)(b)
................ 749,460 1,746,242
Incyte Corp.
(b)
...................... 1,665,014 94,855,848
Inhibrx, Inc.
(a)(b)
..................... 266,399 9,313,309
Insmed, Inc.
(a)(b)
..................... 1,084,966 29,435,128
Intellia Therapeutics, Inc.
(a)(b)
............ 705,988 19,421,730
Ionis Pharmaceuticals, Inc.
(a)(b)
........... 1,003,927 43,520,235
Iovance Biotherapeutics, Inc.
(a)(b)
.......... 1,611,418 23,881,215
Ironwood Pharmaceuticals, Inc. , Class A
(b)
... 1,139,060 9,921,213
iTeos Therapeutics, Inc.
(b)
.............. 212,468 2,898,064
Janux Therapeutics, Inc.
(a)(b)
............. 242,464 9,128,770
KalVista Pharmaceuticals, Inc.
(a)(b)
......... 185,627 2,201,536
Keros Therapeutics, Inc.
(a)(b)
............. 201,115 13,313,813
Kiniksa Pharmaceuticals Ltd. , Class A
(a)(b)
.... 292,534 5,771,696
Krystal Biotech, Inc.
(b)
................. 176,870 31,470,479
Kura Oncology, Inc.
(a)(b)
................ 483,878 10,321,118
Kymera Therapeutics, Inc.
(a)(b)
........... 402,750 16,190,550
Legend Biotech Corp. , ADR
(a)(b)
.......... 1,149,981 64,502,434
Lyell Immunopharma, Inc.
(a)(b)
............ 861,610 1,921,390
MacroGenics, Inc.
(b)
.................. 436,879 6,430,859
Madrigal Pharmaceuticals, Inc.
(a)(b)
........ 121,361 32,408,241
MannKind Corp.
(a)(b)
.................. 1,963,058 8,892,653
MeiraGTx Holdings plc
(b)
............... 375,217 2,277,567
Merus NV
(a)(b)
....................... 325,065 14,637,677
Mineralys Therapeutics, Inc.
(a)(b)
.......... 108,421 1,399,715
Mirum Pharmaceuticals, Inc.
(a)(b)
.......... 274,028 6,883,583
Moderna, Inc.
(a)(b)
.................... 2,516,958 268,207,044
Morphic Holding, Inc.
(a)(b)
............... 289,383 10,186,282
MorphoSys AG , ADR
(a)(b)
............... 962,224 17,454,743
Myriad Genetics, Inc.
(a)(b)
............... 648,383 13,823,526
Nanobiotix SA , ADR
(a)(b)
................ 253,454 1,581,553
Natera, Inc.
(b)
...................... 830,017 75,913,355
Neurocrine Biosciences, Inc.
(b)
........... 727,163 100,290,321
Novavax, Inc.
(a)(b)
.................... 992,796 4,745,565
Nurix Therapeutics, Inc.
(a)(b)
............. 339,112 4,984,946
Nuvalent, Inc. , Class A
(a)(b)
.............. 232,400 17,450,916
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 359,214 4,066,302
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 301,849 4,150,424
Ovid therapeutics, Inc.
(b)
............... 449,120 1,369,816
Precigen, Inc.
(a)(b)
.................... 926,119 1,342,873
Prime Medicine, Inc.
(a)(b)
............... 279,884 1,959,188
Protagonist Therapeutics, Inc.
(a)(b)
......... 412,094 11,921,879
Prothena Corp. plc
(b)
.................. 343,525 8,509,114
PTC Therapeutics, Inc.
(a)(b)
.............. 545,799 15,877,293
RAPT Therapeutics, Inc.
(a)(b)
............. 229,795 2,063,559
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
. 1,104,147 11,008,346
Regeneron Pharmaceuticals, Inc.
(b)
........ 638,198 614,259,193
REGENXBIO, Inc.
(a)(b)
................. 329,125 6,934,664
Relay Therapeutics, Inc.
(a)(b)
............. 684,470 5,681,101
Reneo Pharmaceuticals, Inc.
(b)
........... 197,742 328,252
Replimune Group, Inc.
(a)(b)
.............. 331,589 2,709,082
REVOLUTION Medicines, Inc.
(a)(b)
......... 1,022,047 32,940,575
Rhythm Pharmaceuticals, Inc.
(a)(b)
......... 391,640 16,969,761

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Biotechnology ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Rocket Pharmaceuticals, Inc.
(a)(b)
......... 621,556 $ 16,744,719
Roivant Sciences Ltd.
(a)(b)
.............. 3,612,345 38,074,116
Sage Therapeutics, Inc.
(a)(b)
............. 367,102 6,879,491
Sana Biotechnology, Inc.
(a)(b)
............ 793,037 7,930,370
Sarepta Therapeutics, Inc.
(b)
............ 662,680 85,790,553
Savara, Inc.
(b)
...................... 500,174 2,490,866
Scholar Rock Holding Corp.
(b)
........... 405,927 7,209,264
SpringWorks Therapeutics, Inc.
(a)(b)
........ 470,573 23,161,603
Summit Therapeutics, Inc.
(a)(b)
............ 629,334 2,605,443
Syndax Pharmaceuticals, Inc.
(a)(b)
......... 602,199 14,332,336
Tango Therapeutics, Inc.
(a)(b)
............. 380,356 3,020,027
Taysha Gene Therapies, Inc.
(a)(b)
.......... 963,206 2,764,401
Tourmaline Bio, Inc. .................. 116,335 2,664,071
Travere Therapeutics, Inc.
(a)(b)
........... 559,539 4,314,046
Twist Bioscience Corp.
(a)(b)
.............. 416,140 14,277,763
Ultragenyx Pharmaceutical, Inc.
(b)
......... 578,967 27,031,969
uniQure NV
(a)(b)
..................... 325,345 1,691,794
United Therapeutics Corp.
(a)(b)
........... 325,324 74,733,429
UroGen Pharma Ltd.
(a)(b)
............... 208,971 3,134,565
Vanda Pharmaceuticals, Inc.
(b)
........... 402,824 1,655,607
Vaxcyte, Inc.
(a)(b)
..................... 767,710 52,442,270
Vera Therapeutics, Inc. , Class A
(b)
......... 258,671 11,153,894
Veracyte, Inc.
(b)
..................... 563,241 12,481,421
Vericel Corp.
(a)(b)
..................... 355,896 18,513,710
Vertex Pharmaceuticals, Inc.
(b)
........... 1,465,411 612,556,452
Verve Therapeutics, Inc.
(a)(b)
............. 411,472 5,464,348
Vir Biotechnology, Inc.
(b)
............... 657,424 6,659,705
Voyager Therapeutics, Inc.
(b)
............ 318,500 2,965,235
Xencor, Inc.
(a)(b)
..................... 444,260 9,831,474
Xenon Pharmaceuticals, Inc.
(a)(b)
.......... 541,708 23,320,529
Y-mAbs Therapeutics, Inc.
(a)(b)
........... 249,510 4,057,033
Zai Lab Ltd. , ADR
(b)
.................. 622,834 9,977,801
Zentalis Pharmaceuticals, Inc.
(a)(b)
......... 478,031 7,533,769
Zymeworks, Inc.
(a)(b)
.................. 491,217 5,167,603
6,023,731,377
Chemicals — 0.2%
Ginkgo Bioworks Holdings, Inc. , Class A
(a)(b)
.. 9,884,941 11,466,531
Health Care Equipment & Supplies — 0.1%
Novocure Ltd.
(b)
..................... 717,251 11,210,633
Health Care Providers & Services — 0.1%
(b)
Castle Biosciences, Inc. ............... 192,949 4,273,820
Fulgent Genetics, Inc.
(a)
............... 146,250 3,173,625
OPKO Health, Inc.
(a)
.................. 2,730,765 3,276,918
10,724,363
Life Sciences Tools & Services — 18.1%
10X Genomics, Inc. , Class A
(a)(b)
.......... 736,719 27,649,064
AbCellera Biologics, Inc.
(a)(b)
............. 1,547,411 7,009,772
Adaptive Biotechnologies Corp.
(a)(b)
........ 1,073,600 3,446,256
Bio-Techne Corp.
(a)
................... 1,167,650 82,190,884
Bruker Corp. ....................... 675,627 63,468,400
Charles River Laboratories International, Inc.
(a)(b)
377,046 102,160,614
Cytek Biosciences, Inc.
(a)(b)
............. 883,862 5,930,714
Fortrea Holdings, Inc.
(a)(b)
............... 553,536 22,218,935
Illumina, Inc.
(b)
...................... 1,187,285 163,037,976
IQVIA Holdings, Inc.
(a)(b)
................ 1,347,595 340,793,300
Maravai LifeSciences Holdings, Inc. , Class A
(a)(b)
799,894 6,935,081
MaxCyte, Inc.
(a)(b)
.................... 692,645 2,902,183
Medpace Holdings, Inc.
(b)
.............. 184,945 74,745,522
Mettler-Toledo International, Inc.
(b)
........ 158,701 211,277,054
Nautilus Biotechnology, Inc.
(a)(b)
.......... 409,441 1,203,757
Olink Holding AB , ADR
(a)(b)
.............. 789,844 18,569,232
OmniAb, Inc., 12.50 Earnout Shares , NVS
(b)(c)
. 46,839 —
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
OmniAb, Inc., 15.00 Earnout Shares , NVS
(b)(c)
. 46,839 $ —
Pacific Biosciences of California, Inc.
(a)(b)
.... 1,887,298 7,077,367
Quanterix Corp.
(a)(b)
.................. 256,253 6,037,321
Repligen Corp.
(a)(b)
................... 390,104 71,747,928
Stevanato Group SpA ................. 263,347 8,453,439
Waters Corp.
(a)(b)
.................... 443,188 152,558,605
1,379,413,404
Pharmaceuticals — 2.3%
(b)
Aclaris Therapeutics, Inc. .............. 474,644 588,559
Amylyx Pharmaceuticals, Inc. ........... 406,503 1,154,469
Arvinas, Inc.
(a)
...................... 422,299 17,432,503
ATAI Life Sciences NV
(a)
............... 880,297 1,734,185
Atea Pharmaceuticals, Inc. ............. 564,070 2,278,843
Axsome Therapeutics, Inc.
(a)
............ 290,978 23,220,044
Edgewise Therapeutics, Inc. ............ 449,240 8,194,138
Enliven Therapeutics, Inc. .............. 158,209 2,782,896
Fulcrum Therapeutics, Inc. ............. 442,351 4,175,793
Intra-Cellular Therapies, Inc.
(a)
........... 707,298 48,945,022
Ligand Pharmaceuticals, Inc.
(a)
........... 123,710 9,043,201
Marinus Pharmaceuticals, Inc.
(a)
.......... 384,528 3,476,133
Nuvation Bio, Inc. , Class A
(a)
............ 1,078,471 3,925,634
Phathom Pharmaceuticals, Inc.
(a)
......... 190,850 2,026,827
Pliant Therapeutics, Inc.
(a)
.............. 379,287 5,651,376
Revance Therapeutics, Inc.
(a)
............ 707,483 3,480,816
Structure Therapeutics, Inc. , ADR
(a)
........ 232,594 9,968,979
Tarsus Pharmaceuticals, Inc.
(a)
........... 191,238 6,951,501
Terns Pharmaceuticals, Inc. ............. 280,643 1,841,018
Theravance Biopharma, Inc.
(a)
........... 339,812 3,048,114
Third Harmonic Bio, Inc. ............... 112,526 1,062,245
Ventyx Biosciences, Inc. ............... 356,444 1,960,442
Verona Pharma plc , ADR
(a)
............. 344,841 5,548,492
WaVe Life Sciences Ltd. ............... 634,716 3,916,198
172,407,428
Total Common Stocks — 99.7%
(Cost: $9,858,095,218) ............................ 7,608,953,736
Preferred Stocks
Biotechnology — 0.1%
Grifols SA
(a)(b)
...................... 1,668,261 11,143,984
Total Preferred Stocks — 0.1%
(Cost: $26,453,910) ............................... 11,143,984
Rights
Biotechnology — 0.0%
(b)
Achillion Pharmaceuticals, Inc., CVR
(a)(c)
.... 4,112 1,892
Akouos, Inc., CVR
(a)
................. 157,087 124,099
Cartesian Therapeutics, Inc.
(c)
........... 6,098 609
Contra Chinook Therape, CVR
(c)
......... 320,962 141,223
267,823
Total Rights — 0.0%
(Cost: $252,263) ................................. 267,823
Total Long-Term Investments — 99.8%
(Cost: $9,884,801,391) ............................ 7,620,365,543

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Biotechnology ETF
20
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.50%
(f)
.................. 874,139,744 $ 874,576,814
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 39,557,747 39,557,747
Total Short-Term Securities — 12.0%
(Cost: $913,588,732) .............................. 914,134,561
Total Investments — 111.8%
(Cost: $10,798,390,123 ) ............................ 8,534,500,104
Liabilities in Excess of Other Assets — (11.8)% ............ (902,359,844)
Net Assets — 100.0% ...............................
$ 7,632,140,260
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 852,348,490 $ 22,161,250
(a)
$ — $ (24,701) $ 91,775 $ 874,576,814 874,139,744 $ 4,653,574
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 8,598,879 30,958,868
(a)
— — — 39,557,747 39,557,747 701,245 —
$ (24,701) $ 91,775 $ 914,134,561 $ 5,354,819 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 23 06/21/24 $ 3,476 $ 55,397
Russell 2000 E-Mini Index .................................................... 17 06/21/24 1,824 42,776
$ 98,173

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Biotechnology ETF
Schedules of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 98,173 $ — $ — $ — $ 98,173
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (20,133) $ — $ — $ — $ (20,133)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (57,595) $ — $ — $ — $ (57,595)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,796,509
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,608,953,736 $ — $ — $ 7,608,953,736
Preferred Stocks ......................................... 11,143,984 — — 11,143,984
Rights ................................................ — 124,099 143,724 267,823
Short-Term Securities
Money Market Funds ...................................... 914,134,561 — — 914,134,561
$ 8,534,232,281 $ 124,099 $ 143,724 $ 8,534,500,104
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 98,173 $ — $ — $ 98,173
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
Expanded Tech Sector ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.1%
ADTRAN Holdings, Inc. ............... 25,948 $ 141,157
Applied Optoelectronics, Inc.
(a)
........... 12,504 173,306
Arista Networks, Inc.
(a)
................ 89,196 25,865,056
Aviat Networks, Inc.
(a)
................. 3,986 152,823
Calix, Inc.
(a)
........................ 20,388 676,066
Ciena Corp.
(a)
...................... 51,242 2,533,917
Cisco Systems, Inc. .................. 1,437,556 71,748,420
Clearfield, Inc.
(a) (b)
.................... 4,576 141,124
CommScope Holding Co., Inc.
(a)
.......... 76,159 99,768
Digi International, Inc.
(a)
................ 13,002 415,154
Extreme Networks, Inc.
(a)
............... 44,216 510,253
F5, Inc.
(a)
......................... 20,781 3,939,870
Harmonic, Inc.
(a)
..................... 40,410 543,111
Infinera Corp.
(a) (b)
.................... 71,234 429,541
Juniper Networks, Inc. ................ 113,753 4,215,686
Lumentum Holdings, Inc.
(a)
............. 23,818 1,127,782
Motorola Solutions, Inc. ............... 58,776 20,864,305
NETGEAR, Inc.
(a)
.................... 10,555 166,452
NetScout Systems, Inc.
(a)
.............. 24,504 535,167
Ribbon Communications, Inc.
(a)
.......... 35,441 113,411
Viasat, Inc.
(a) (b)
...................... 27,712 501,310
Viavi Solutions, Inc.
(a)
................. 80,789 734,372
135,628,051
Electronic Equipment, Instruments & Components — 3.2%
Advanced Energy Industries, Inc.
(b)
........ 13,174 1,343,485
Amphenol Corp. , Class A .............. 212,365 24,496,303
Arrow Electronics, Inc.
(a)
............... 19,016 2,461,811
Avnet, Inc. ........................ 31,933 1,583,238
Badger Meter, Inc. ................... 10,369 1,677,808
Belden, Inc. ....................... 14,730 1,364,145
Benchmark Electronics, Inc. ............ 12,918 387,669
CDW Corp. ........................ 47,337 12,107,858
Celestica, Inc.
(a) (b)
.................... 42,035 1,889,053
Cognex Corp. ...................... 60,832 2,580,494
Coherent Corp.
(a)
.................... 46,671 2,829,196
Corning, Inc. ....................... 271,340 8,943,367
Crane NXT Co. ..................... 17,060 1,056,014
CTS Corp. ........................ 11,459 536,167
ePlus, Inc.
(a)
....................... 9,231 725,003
Fabrinet
(a) (b)
........................ 12,831 2,425,316
Insight Enterprises, Inc.
(a) (b)
............. 9,786 1,815,499
IPG Photonics Corp.
(a)
................ 10,372 940,637
Itron, Inc.
(a)
........................ 16,076 1,487,352
Jabil, Inc.
(b)
........................ 45,072 6,037,394
Keysight Technologies, Inc.
(a)
............ 61,722 9,652,086
Knowles Corp.
(a)
.................... 33,224 534,906
Littelfuse, Inc. ...................... 8,801 2,132,922
Methode Electronics, Inc. .............. 13,041 158,839
Mirion Technologies, Inc. , Class A
(a)
....... 65,900 749,283
Novanta, Inc.
(a)
..................... 12,655 2,211,714
OSI Systems, Inc.
(a)
.................. 5,543 791,651
PC Connection, Inc. .................. 4,110 270,972
Plexus Corp.
(a)
...................... 10,017 949,812
Rogers Corp.
(a)
..................... 6,125 726,976
Sanmina Corp.
(a)
.................... 19,711 1,225,630
TD SYNNEX Corp. ................... 20,157 2,279,757
TE Connectivity Ltd. .................. 109,426 15,893,032
Teledyne Technologies, Inc.
(a)
............ 16,675 7,158,911
Trimble, Inc.
(a)
...................... 87,909 5,657,823
TTM Technologies, Inc.
(a)
............... 37,228 582,618
Vishay Intertechnology, Inc. ............. 44,425 1,007,559
Vontier Corp. ....................... 54,534 2,473,662
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp. , Class A
(a)
....... 18,149 $ 5,470,835
136,616,797
Entertainment — 2.8%
Electronic Arts, Inc. .................. 85,973 11,406,038
Netflix, Inc.
(a)
....................... 153,098 92,981,008
Playtika Holding Corp. ................ 25,375 178,894
ROBLOX Corp. , Class A
(a)
.............. 174,555 6,664,510
Take-Two Interactive Software, Inc.
(a)
....... 56,033 8,320,340
119,550,790
Interactive Media & Services — 18.3%
Alphabet, Inc. , Class A
(a)
............... 1,496,361 225,845,765
Alphabet, Inc. , Class C, NVS
(a)
........... 1,252,793 190,750,262
Bumble, Inc. , Class A
(a)
................ 35,959 408,135
Cargurus, Inc. , Class A
(a)
............... 30,277 698,793
IAC, Inc.
(a)
......................... 24,551 1,309,550
Match Group, Inc.
(a)
.................. 96,052 3,484,767
Meta Platforms, Inc. , Class A ............ 723,380 351,258,860
Pinterest, Inc. , Class A
(a)
............... 210,331 7,292,176
Shutterstock, Inc. .................... 8,750 400,837
Snap, Inc. , Class A, NVS
(a)
............. 365,174 4,192,198
TripAdvisor, Inc.
(a)
................... 38,205 1,061,717
Yelp, Inc.
(a)
........................ 23,892 941,345
Ziff Davis, Inc.
(a)
..................... 16,249 1,024,337
ZipRecruiter, Inc. , Class A
(a)
............. 26,760 307,472
ZoomInfo Technologies, Inc.
(a)
........... 104,681 1,678,036
790,654,250
IT Services — 6.5%
Accenture plc , Class A ................ 221,814 76,882,951
Akamai Technologies, Inc.
(a)
............. 53,300 5,796,908
CGI, Inc.
(a) (b)
....................... 72,925 8,057,483
Cloudflare, Inc. , Class A
(a)
.............. 105,337 10,199,782
Cognizant Technology Solutions Corp. , Class A 175,979 12,897,501
DigitalOcean Holdings, Inc.
(a) (b)
........... 17,735 677,122
DXC Technology Co.
(a)
................ 64,621 1,370,612
EPAM Systems, Inc.
(a)
................. 20,389 5,630,626
Fastly, Inc. , Class A
(a)
................. 44,226 573,611
Gartner, Inc.
(a)
...................... 27,544 13,129,399
GoDaddy, Inc. , Class A
(a)
............... 49,765 5,906,110
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 18,545 227,918
International Business Machines Corp. ..... 323,708 61,815,280
Kyndryl Holdings, Inc.
(a)
................ 81,312 1,769,349
MongoDB, Inc. , Class A
(a) (b)
............. 25,505 9,147,113
Okta, Inc. , Class A
(a)
.................. 55,850 5,843,027
Perficient, Inc.
(a)
..................... 12,676 713,532
Shopify, Inc. , Class A
(a) (b)
............... 426,849 32,939,937
Snowflake, Inc. , Class A
(a)
.............. 116,639 18,848,862
Squarespace, Inc. , Class A
(a)
............ 18,721 682,193
Thoughtworks Holding, Inc.
(a)
............ 33,594 84,993
Twilio, Inc. , Class A
(a)
................. 63,977 3,912,194
VeriSign, Inc.
(a)
..................... 31,143 5,901,910
283,008,413
Semiconductors & Semiconductor Equipment — 28.1%
Advanced Micro Devices, Inc.
(a)
.......... 571,624 103,172,416
Allegro MicroSystems, Inc.
(a)
............ 25,905 698,399
Ambarella, Inc.
(a)
.................... 13,660 693,518
Amkor Technology, Inc. ................ 36,475 1,175,954
Analog Devices, Inc. .................. 175,441 34,700,475
Applied Materials, Inc. ................ 294,362 60,706,275
Axcelis Technologies, Inc.
(a)
............. 11,552 1,288,279
Broadcom, Inc. ..................... 139,411 184,776,733
Cirrus Logic, Inc.
(a)
................... 19,059 1,764,101
Cohu, Inc.
(a)
....................... 17,236 574,476

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Credo Technology Group Holding Ltd.
(a)
..... 44,267 $ 938,018
Diodes, Inc.
(a)
...................... 16,233 1,144,426
Enphase Energy, Inc.
(a)
................ 47,974 5,803,894
Entegris, Inc. ....................... 53,063 7,457,474
First Solar, Inc.
(a)
.................... 37,757 6,373,382
FormFactor, Inc.
(a)
................... 27,506 1,255,099
Ichor Holdings Ltd.
(a)
.................. 10,550 407,441
Impinj, Inc.
(a)
....................... 8,031 1,031,261
Intel Corp. ........................ 1,495,761 66,067,763
KLA Corp. ......................... 47,851 33,427,273
Kulicke & Soffa Industries, Inc. ........... 19,910 1,001,672
Lam Research Corp. ................. 46,380 45,061,417
Lattice Semiconductor Corp.
(a)
........... 48,777 3,815,825
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 19,354 1,851,016
Marvell Technology, Inc. ............... 306,128 21,698,353
MaxLinear, Inc.
(a)
.................... 26,697 498,433
Microchip Technology, Inc. .............. 191,445 17,174,531
Micron Technology, Inc. ................ 390,548 46,041,704
MKS Instruments, Inc. ................ 22,215 2,954,595
Monolithic Power Systems, Inc. .......... 16,972 11,497,172
NVIDIA Corp. ...................... 399,819 361,260,456
NXP Semiconductors NV .............. 91,267 22,613,224
ON Semiconductor Corp.
(a)
............. 151,006 11,106,491
Onto Innovation, Inc.
(a)
................ 17,343 3,140,470
PDF Solutions, Inc.
(a)
................. 10,840 364,983
Power Integrations, Inc. ............... 20,092 1,437,583
Qorvo, Inc.
(a)
....................... 34,118 3,917,770
QUALCOMM, Inc. ................... 394,812 66,841,672
Rambus, Inc.
(a)
..................... 37,991 2,348,224
Semtech Corp.
(a)
.................... 23,221 638,345
Silicon Laboratories, Inc.
(a)
.............. 11,271 1,619,868
SiTime Corp.
(a) (b)
.................... 6,281 585,578
Skyworks Solutions, Inc. ............... 56,618 6,132,862
SolarEdge Technologies, Inc.
(a)
........... 20,076 1,424,994
Synaptics, Inc.
(a)
.................... 13,889 1,355,011
Teradyne, Inc. ...................... 54,024 6,095,528
Texas Instruments, Inc. ................ 321,682 56,040,221
Ultra Clean Holdings, Inc.
(a)
............. 16,204 744,412
Universal Display Corp. ............... 15,395 2,593,288
Veeco Instruments, Inc.
(a)
.............. 19,622 690,106
Wolfspeed, Inc.
(a) (b)
................... 44,454 1,311,393
1,217,313,854
Software — 27.5%
A10 Networks, Inc. ................... 26,516 363,004
ACI Worldwide, Inc.
(a)
................. 38,419 1,275,895
Adeia, Inc. ........................ 38,570 421,184
Adobe, Inc.
(a)
....................... 159,905 80,688,063
Agilysys, Inc.
(a)
..................... 7,130 600,774
Alarm.com Holdings, Inc.
(a)
............. 17,666 1,280,255
Alkami Technology, Inc.
(a)
.............. 14,822 364,177
Altair Engineering, Inc. , Class A
(a) (b)
........ 19,303 1,662,953
ANSYS, Inc.
(a)
...................... 30,715 10,663,019
Appfolio, Inc. , Class A
(a)
............... 7,224 1,782,450
Appian Corp. , Class A
(a)
............... 15,107 603,525
AppLovin Corp. , Class A
(a) (b)
............. 64,357 4,454,792
Asana, Inc. , Class A
(a) (b)
................ 30,529 472,894
Aspen Technology, Inc.
(a)
............... 9,881 2,107,420
Atlassian Corp. , Class A
(a)
.............. 55,607 10,849,482
Aurora Innovation, Inc. , Class A
(a)
......... 290,180 818,308
Autodesk, Inc.
(a)
..................... 75,758 19,728,898
AvePoint, Inc. , Class A
(a)
............... 34,680 274,666
Bentley Systems, Inc. , Class B ........... 81,391 4,250,238
BILL Holdings, Inc.
(a)
.................. 33,809 2,323,354
Security
Shares
Shares Value
Software (continued)
Blackbaud, Inc.
(a)
.................... 14,844 $ 1,100,534
BlackBerry Ltd.
(a) (b)
................... 190,480 525,725
BlackLine, Inc.
(a)
.................... 17,971 1,160,567
Box, Inc. , Class A
(a) (b)
................. 50,743 1,437,042
Braze, Inc. , Class A
(a)
................. 18,376 814,057
C3.ai, Inc. , Class A
(a) (b)
................ 33,462 905,816
Cadence Design Systems, Inc.
(a)
......... 96,282 29,970,661
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 97,950 1,171,482
Clear Secure, Inc. , Class A ............. 29,670 631,081
Clearwater Analytics Holdings, Inc. , Class A
(a)
. 49,995 884,412
CommVault Systems, Inc.
(a)
............. 15,428 1,564,862
Confluent, Inc. , Class A
(a)
.............. 77,512 2,365,666
Crowdstrike Holdings, Inc. , Class A
(a)
....... 80,571 25,830,257
Datadog, Inc. , Class A
(a)
............... 106,776 13,197,514
Descartes Systems Group, Inc. (The)
(a)
..... 30,064 2,751,758
DocuSign, Inc.
(a)
.................... 72,066 4,291,530
Dolby Laboratories, Inc. , Class A ......... 21,023 1,761,097
DoubleVerify Holdings, Inc.
(a)
............ 49,256 1,731,841
Dropbox, Inc. , Class A
(a)
............... 90,527 2,199,806
Dynatrace, Inc.
(a)
.................... 84,723 3,934,536
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 62,564 277,784
Elastic NV
(a)
....................... 28,870 2,893,929
Envestnet, Inc.
(a)
.................... 12,856 744,491
Everbridge, Inc.
(a)
.................... 14,727 512,941
Fair Isaac Corp.
(a)
.................... 8,783 10,975,325
Five9, Inc.
(a)
....................... 25,690 1,595,606
Fortinet, Inc.
(a)
...................... 225,860 15,428,497
Freshworks, Inc. , Class A
(a) (b)
............ 59,288 1,079,634
Gen Digital, Inc. ..................... 198,058 4,436,499
Gitlab, Inc. , Class A
(a)
................. 31,961 1,863,965
Guidewire Software, Inc.
(a)
.............. 28,953 3,379,105
HashiCorp, Inc. , Class A
(a)
.............. 41,951 1,130,579
HubSpot, Inc.
(a)
..................... 17,787 11,144,623
Intapp, Inc.
(a)
....................... 13,658 468,469
InterDigital, Inc. ..................... 9,356 996,040
Intuit, Inc. ......................... 99,035 64,372,750
Jamf Holding Corp.
(a) (b)
................ 18,798 344,943
Lightspeed Commerce, Inc.
(a) (b)
........... 48,431 680,940
LiveRamp Holdings, Inc.
(a)
.............. 23,387 806,851
Manhattan Associates, Inc.
(a)
............ 21,757 5,444,254
Marathon Digital Holdings, Inc.
(a)
.......... 78,669 1,776,346
Matterport, Inc. , Class A
(a)
.............. 82,690 186,879
MeridianLink, Inc.
(a)
.................. 7,324 136,959
Microsoft Corp. ..................... 905,579 380,995,197
MicroStrategy, Inc. , Class A
(a) (b)
........... 5,266 8,976,213
Model N, Inc.
(a)
..................... 12,464 354,850
N-able, Inc.
(a)
....................... 24,443 319,470
nCino, Inc.
(a)
....................... 22,098 826,023
NCR Voyix Corp.
(a)
................... 48,772 615,990
Nutanix, Inc. , Class A
(a)
................ 85,759 5,293,045
Open Text Corp.
(b)
................... 96,067 3,730,282
Oracle Corp. ....................... 564,050 70,850,320
PagerDuty, Inc.
(a)
.................... 32,471 736,442
Palantir Technologies, Inc. , Class A
(a)
...... 681,873 15,689,898
Palo Alto Networks, Inc.
(a)
.............. 111,569 31,700,100
Pegasystems, Inc. ................... 15,059 973,414
PowerSchool Holdings, Inc. , Class A
(a)
...... 20,877 444,471
Procore Technologies, Inc.
(a) (b)
........... 31,437 2,583,178
Progress Software Corp. ............... 15,505 826,572
PROS Holdings, Inc.
(a)
................ 14,865 540,045
PTC, Inc.
(a)
........................ 42,246 7,981,959
Q2 Holdings, Inc.
(a)
................... 20,721 1,089,096
Qualys, Inc.
(a)
...................... 12,999 2,169,143
Rapid7, Inc.
(a)
...................... 21,715 1,064,904
RingCentral, Inc. , Class A
(a)
............. 29,622 1,029,068

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Expanded Tech Sector ETF
24
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Riot Platforms, Inc.
(a) (b)
................ 72,738 $ 890,313
Roper Technologies, Inc. ............... 37,827 21,214,895
Salesforce, Inc. ..................... 342,454 103,140,296
Samsara, Inc. , Class A
(a) (b)
.............. 61,529 2,325,181
SentinelOne, Inc. , Class A
(a)
............. 87,903 2,049,019
ServiceNow, Inc.
(a)
................... 72,523 55,291,535
Smartsheet, Inc. , Class A
(a)
............. 48,150 1,853,775
SolarWinds Corp.
(a)
.................. 17,684 223,172
Sprinklr, Inc. , Class A
(a)
................ 41,789 512,751
Sprout Social, Inc. , Class A
(a)
............ 17,236 1,029,162
SPS Commerce, Inc.
(a)
................ 12,968 2,397,783
Synopsys, Inc.
(a)
.................... 53,974 30,846,141
Tenable Holdings, Inc.
(a)
............... 41,396 2,046,204
Teradata Corp.
(a)
.................... 34,559 1,336,397
Tyler Technologies, Inc.
(a)
.............. 14,886 6,326,699
UiPath, Inc. , Class A
(a) (b)
............... 143,557 3,254,437
Unity Software, Inc.
(a) (b)
................ 84,601 2,258,847
Varonis Systems, Inc.
(a)
................ 38,553 1,818,545
Verint Systems, Inc.
(a)
................. 21,937 727,212
Vertex, Inc. , Class A
(a)
................. 16,755 532,139
Workday, Inc. , Class A
(a)
............... 74,013 20,187,046
Workiva, Inc. , Class A
(a) (b)
.............. 16,854 1,429,219
Zeta Global Holdings Corp. , Class A
(a)
...... 54,484 595,510
Zoom Video Communications, Inc. , Class A
(a)
. 91,096 5,954,945
Zscaler, Inc.
(a)
...................... 31,449 6,058,021
Zuora, Inc. , Class A
(a)
................. 49,883 454,933
1,187,436,861
Technology Hardware, Storage & Peripherals — 10.4%
Apple, Inc. ........................ 2,192,361 375,946,064
Corsair Gaming, Inc.
(a)
................ 14,819 182,867
Dell Technologies, Inc. , Class C .......... 94,520 10,785,677
Hewlett Packard Enterprise Co. .......... 459,387 8,144,932
HP, Inc. .......................... 308,140 9,311,991
IonQ, Inc.
(a) (b)
....................... 60,408 603,476
NetApp, Inc. ....................... 72,807 7,642,551
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Pure Storage, Inc. , Class A
(a)
............ 104,959 $ 5,456,818
Seagate Technology Holdings plc ......... 68,854 6,406,865
Super Micro Computer, Inc.
(a)
............ 17,812 17,990,654
Western Digital Corp.
(a)
................ 114,579 7,818,871
Xerox Holdings Corp. ................. 41,038 734,580
451,025,346
Total Long-Term Investments — 99 .9%
(Cost: $ 3,000,544,018 ) ............................ 4,321,234,362
Short-Term Securities
Money Market Funds — 1.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 46,740,776 46,764,146
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 4,622,477 4,622,477
Total Short-Term Securities — 1 .2%
(Cost: $ 51,368,971 ) ............................... 51,386,623
Total Investments — 101 .1%
(Cost: $ 3,051,912,989 ) ............................ 4,372,620,985
Liabilities in Excess of Other Assets — (1.1) % ............. (46,511,477)
Net Assets — 100.0% ...............................
$ 4,326,109,508
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 85,381,932 $ — $ (38,633,109)
(a)
$ 24,260 $ (8,937) $ 46,764,146 46,740,776 $ 264,024
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,581,001 3,041,476
(a)
— — — 4,622,477 4,622,477 227,559 —
$ 24,260 $ (8,937) $ 51,386,623 $ 491,583 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
25
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 17 06/21/24 $ 3,616 $ 20,065
S&P E-Mini Communication Services Index ........................................ 12 06/21/24 1,297 12,967
$ 33,032
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 33,032 $ — $ — $ — $ 33,032
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 983,821 $ — $ — $ — $ 983,821
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (25,087) $ — $ — $ — $ (25,087)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,798,151

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Expanded Tech Sector ETF
26
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,321,234,362 $ — $ — $ 4,321,234,362
Short-Term Securities
Money Market Funds ...................................... 51,386,623 — — 51,386,623
$ 4,372,620,985 $ — $ — $ 4,372,620,985
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 33,032 $ — $ — $ 33,032
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 2.4%
Electronic Arts, Inc. .................. 764,365 $ 101,408,305
Take-Two Interactive Software, Inc.
(a) (b)
..... 498,178 73,974,451
175,382,756
Interactive Media & Services — 0.5%
Snap, Inc. , Class A, NVS
(b)
............. 3,248,906 37,297,441
Software — 97.0%
A10 Networks, Inc. ................... 220,515 3,018,850
ACI Worldwide, Inc.
(b)
................. 341,815 11,351,676
Adeia, Inc. ........................ 338,379 3,695,099
Adobe, Inc.
(a) (b)
...................... 1,152,259 581,429,891
Agilysys, Inc.
(b)
..................... 63,646 5,362,812
Alarm.com Holdings, Inc.
(b)
............. 157,158 11,389,240
Alkami Technology, Inc.
(a) (b)
............. 126,451 3,106,901
Altair Engineering, Inc. , Class A
(a) (b)
........ 171,744 14,795,746
ANSYS, Inc.
(b)
...................... 273,076 94,801,064
Appfolio, Inc. , Class A
(b)
............... 64,279 15,860,200
Appian Corp. , Class A
(b)
............... 131,673 5,260,336
AppLovin Corp. , Class A
(a) (b)
............. 572,156 39,604,638
Asana, Inc. , Class A
(a) (b)
................ 258,867 4,009,850
Aspen Technology, Inc.
(a) (b)
.............. 87,910 18,749,445
Atlassian Corp. , Class A
(a) (b)
............. 494,408 96,463,945
Aurora Innovation, Inc. , Class A
(a) (b)
........ 2,483,127 7,002,418
Autodesk, Inc.
(b)
..................... 672,081 175,023,334
AvePoint, Inc. , Class A
(b)
............... 295,740 2,342,261
Bentley Systems, Inc. , Class B
(a)
.......... 723,641 37,788,533
BILL Holdings, Inc.
(a) (b)
................. 300,583 20,656,064
Blackbaud, Inc.
(b)
.................... 132,061 9,791,003
BlackBerry Ltd.
(a) (b)
................... 1,658,754 4,578,161
BlackLine, Inc.
(b)
.................... 159,882 10,325,180
Box, Inc. , Class A
(a) (b)
................. 451,439 12,784,752
Braze, Inc. , Class A
(b)
................. 159,895 7,083,349
C3.ai, Inc. , Class A
(a) (b)
................ 299,990 8,120,729
Cadence Design Systems, Inc.
(a) (b)
........ 854,763 266,070,627
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
... 871,437 10,422,387
Clear Secure, Inc. , Class A ............. 266,611 5,670,816
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
450,858 7,975,678
CommVault Systems, Inc.
(a) (b)
............ 137,269 13,923,195
Confluent, Inc. , Class A
(a) (b)
............. 689,156 21,033,041
Crowdstrike Holdings, Inc. , Class A
(b)
....... 715,164 229,274,427
Datadog, Inc. , Class A
(b)
............... 949,338 117,338,177
Descartes Systems Group, Inc. (The)
(b)
..... 267,294 24,465,420
DocuSign, Inc.
(b)
.................... 640,714 38,154,519
Dolby Laboratories, Inc. , Class A ......... 187,042 15,668,508
DoubleVerify Holdings, Inc.
(a) (b)
........... 438,226 15,408,026
Dropbox, Inc. , Class A
(b)
............... 804,871 19,558,365
Dynatrace, Inc.
(a) (b)
................... 753,273 34,981,998
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 543,897 2,414,903
Elastic NV
(b)
....................... 256,847 25,746,343
Envestnet, Inc.
(a) (b)
................... 143,417 8,305,278
Everbridge, Inc.
(b)
.................... 129,610 4,514,316
Fair Isaac Corp.
(b)
.................... 78,077 97,565,800
Five9, Inc.
(a) (b)
...................... 228,550 14,195,240
Fortinet, Inc.
(a) (b)
..................... 2,002,467 136,788,521
Freshworks, Inc. , Class A
(a) (b)
............ 527,482 9,605,447
Gen Digital, Inc. ..................... 1,760,917 39,444,541
Gitlab, Inc. , Class A
(b)
................. 281,561 16,420,638
Guidewire Software, Inc.
(a) (b)
............. 257,586 30,062,862
HashiCorp, Inc. , Class A
(a) (b)
............. 368,910 9,942,125
HubSpot, Inc.
(a) (b)
.................... 158,133 99,079,812
Intapp, Inc.
(b)
....................... 124,893 4,283,830
InterDigital, Inc. ..................... 80,809 8,602,926
Intuit, Inc. ......................... 853,706 554,908,900
Security
Shares
Shares Value
Software (continued)
Jamf Holding Corp.
(a) (b)
................ 162,839 $ 2,988,096
Lightspeed Commerce, Inc.
(a) (b)
........... 433,591 6,096,289
LiveRamp Holdings, Inc.
(b)
.............. 209,025 7,211,362
Manhattan Associates, Inc.
(b)
............ 193,425 48,400,738
Marathon Digital Holdings, Inc.
(a) (b)
........ 699,917 15,804,126
Matterport, Inc. , Class A
(a) (b)
............. 757,573 1,712,115
MeridianLink, Inc.
(b)
.................. 65,245 1,220,082
Microsoft Corp. ..................... 1,565,970 658,834,897
MicroStrategy, Inc. , Class A
(a) (b)
........... 46,823 79,812,613
Model N, Inc.
(a) (b)
.................... 113,320 3,226,220
N-able, Inc.
(b)
....................... 219,467 2,868,434
nCino, Inc.
(a) (b)
...................... 192,275 7,187,240
NCR Voyix Corp.
(a) (b)
.................. 422,666 5,338,272
Nutanix, Inc. , Class A
(b)
................ 762,484 47,060,512
Open Text Corp.
(a)
................... 854,690 33,187,613
Oracle Corp. ....................... 4,862,258 610,748,227
PagerDuty, Inc.
(a) (b)
................... 288,927 6,552,864
Palantir Technologies, Inc. , Class A
(a) (b)
..... 6,046,629 139,132,933
Palo Alto Networks, Inc.
(a) (b)
............. 990,605 281,460,599
Pegasystems, Inc. ................... 133,973 8,660,015
PowerSchool Holdings, Inc. , Class A
(a) (b)
.... 182,123 3,877,399
Procore Technologies, Inc.
(a) (b)
........... 279,507 22,967,090
Progress Software Corp. ............... 138,959 7,407,904
PROS Holdings, Inc.
(a) (b)
............... 134,393 4,882,498
PTC, Inc.
(b)
........................ 375,607 70,967,187
Q2 Holdings, Inc.
(a) (b)
.................. 184,345 9,689,173
Qualys, Inc.
(a) (b)
..................... 115,572 19,285,500
Rapid7, Inc.
(b)
...................... 193,183 9,473,694
RingCentral, Inc. , Class A
(a) (b)
............ 263,532 9,155,102
Riot Platforms, Inc.
(a) (b)
................ 649,268 7,947,040
Roper Technologies, Inc. ............... 335,613 188,225,195
Salesforce, Inc.
(a)
.................... 2,118,581 638,074,226
Samsara, Inc. , Class A
(a) (b)
.............. 540,073 20,409,359
SentinelOne, Inc. , Class A
(b)
............. 781,520 18,217,231
ServiceNow, Inc.
(a) (b)
.................. 466,848 355,924,915
Smartsheet, Inc. , Class A
(a) (b)
............ 428,381 16,492,669
SolarWinds Corp.
(b)
.................. 162,291 2,048,112
Sprinklr, Inc. , Class A
(a) (b)
............... 372,656 4,572,489
Sprout Social, Inc. , Class A
(a) (b)
........... 153,347 9,156,349
SPS Commerce, Inc.
(b)
................ 115,297 21,318,415
Synopsys, Inc.
(b)
.................... 479,190 273,857,085
Tenable Holdings, Inc.
(a) (b)
.............. 368,049 18,192,662
Teradata Corp.
(b)
.................... 307,475 11,890,058
Tyler Technologies, Inc.
(b)
.............. 132,342 56,246,673
UiPath, Inc. , Class A
(b)
................ 1,277,206 28,954,260
Unity Software, Inc.
(a) (b)
................ 752,184 20,083,313
Varonis Systems, Inc.
(a) (b)
............... 343,015 16,180,018
Verint Systems, Inc.
(b)
................. 198,229 6,571,291
Vertex, Inc. , Class A
(b)
................. 142,839 4,536,567
Workday, Inc. , Class A
(a) (b)
.............. 656,633 179,096,651
Workiva, Inc. , Class A
(a) (b)
.............. 149,939 12,714,827
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 476,856 5,212,036
Zoom Video Communications, Inc. , Class A
(a) (b)
809,914 52,944,078
Zscaler, Inc.
(a) (b)
..................... 279,619 53,863,008
Zuora, Inc. , Class A
(a) (b)
................ 426,310 3,887,947
7,238,047,411
Total Long-Term Investments — 99 .9%
(Cost: $ 7,945,502,795 ) ............................ 7,450,727,608

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Expanded Tech-Software Sector ETF
28
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 473,084,808 $ 473,321,351
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 9,057,865 9,057,865
Total Short-Term Securities — 6 .5%
(Cost: $ 482,182,305 ) .............................. 482,379,216
Total Investments — 106 .4%
(Cost: $ 8,427,685,100 ) ............................ 7,933,106,824
Liabilities in Excess of Other Assets — (6.4) % ............. (474,246,916)
Net Assets — 100.0% ...............................
$ 7,458,859,908
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 224,418,482 $ 248,849,112
(a)
$ — $ (21,300) $ 75,057 $ 473,321,351 473,084,808 $ 1,800,444
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 5,186,304 3,871,561
(a)
— — — 9,057,865 9,057,865 460,617 —
$ (21,300) $ 75,057 $ 482,379,216 $ 2,261,061 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 30 06/21/24 $ 6,380 $ 10,562
Russell 2000 E-Mini Index .................................................... 13 06/21/24 1,395 55,158
$ 65,720

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
29
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 65,720 $ — $ — $ — $ 65,720
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,759,646 $ — $ — $ — $ 1,759,646
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (91,652) $ — $ — $ — $ (91,652)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 5,516,045
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,450,727,608 $ — $ — $ 7,450,727,608
Short-Term Securities
Money Market Funds ...................................... 482,379,216 — — 482,379,216
$ 7,933,106,824 $ — $ — $ 7,933,106,824
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 65,720 $ — $ — $ 65,720
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
North American Natural Resources ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 3.5%
Eagle Materials, Inc. .................. 7,292 $ 1,981,601
Knife River Corp.
(a)
................... 11,958 969,555
Martin Marietta Materials, Inc.
(b)
.......... 13,082 8,031,563
Summit Materials, Inc. , Class A
(a)
......... 25,422 1,133,058
Vulcan Materials Co. ................. 28,123 7,675,329
19,791,106
Containers & Packaging — 5.7%
Amcor plc ......................... 305,911 2,909,214
AptarGroup, Inc. .................... 13,972 2,010,431
Avery Dennison Corp. ................. 17,045 3,805,296
Ball Corp. ......................... 66,734 4,495,202
Berry Global Group, Inc. ............... 24,531 1,483,635
Crown Holdings, Inc. ................. 25,335 2,008,052
Graphic Packaging Holding Co. .......... 64,777 1,890,193
Greif, Inc. , Class A, NVS ............... 5,415 373,906
International Paper Co. ................ 73,235 2,857,630
O-I Glass, Inc.
(a)
..................... 32,699 542,477
Packaging Corp. of America ............ 18,827 3,572,988
Pactiv Evergreen, Inc. ................ 8,425 120,646
Sealed Air Corp. .................... 31,315 1,164,918
Silgan Holdings, Inc. .................. 17,122 831,444
Sonoco Products Co. ................. 20,787 1,202,320
WestRock Co. ...................... 54,387 2,689,437
31,957,789
Energy Equipment & Services — 8.0%
Baker Hughes Co. , Class A ............. 211,840 7,096,640
Cactus, Inc. , Class A ................. 13,805 691,493
ChampionX Corp. ................... 40,447 1,451,643
Halliburton Co. ..................... 188,392 7,426,413
Helmerich & Payne, Inc. ............... 20,881 878,255
Liberty Energy, Inc. , Class A ............ 32,252 668,261
Noble Corp. plc ..................... 23,531 1,141,018
NOV, Inc. ......................... 83,375 1,627,480
Patterson-UTI Energy, Inc. ............. 67,876 810,439
Schlumberger NV ................... 302,113 16,558,814
TechnipFMC plc ..................... 92,166 2,314,288
Tidewater, Inc.
(a)
.................... 10,283 946,036
Transocean Ltd.
(a) (b)
.................. 150,579 945,636
Valaris Ltd.
(a)
....................... 13,253 997,421
Weatherford International plc
(a)
........... 15,303 1,766,272
45,320,109
Metals & Mining — 10.7%
Agnico Eagle Mines Ltd. ............... 105,352 6,284,247
Alamos Gold, Inc. , Class A
(b)
............ 84,124 1,240,829
Alcoa Corp. ........................ 37,689 1,273,511
B2Gold Corp. ...................... 276,791 722,424
Barrick Gold Corp. ................... 371,572 6,182,958
Eldorado Gold Corp.
(a) (b)
............... 42,995 604,940
First Majestic Silver Corp.
(b)
............. 61,124 359,409
Franco-Nevada Corp. ................. 40,674 4,846,714
Freeport-McMoRan, Inc. ............... 303,505 14,270,805
Hecla Mining Co. .................... 119,722 575,863
Kinross Gold Corp. ................... 259,875 1,593,034
MP Materials Corp. , Class A
(a) (b)
.......... 30,287 433,104
Newmont Corp. ..................... 243,928 8,742,380
Novagold Resources, Inc.
(a)
............. 51,951 155,853
Osisko Gold Royalties Ltd. ............. 39,072 641,562
Pan American Silver Corp.
(b)
............ 77,347 1,166,393
Royal Gold, Inc. ..................... 13,904 1,693,646
SSR Mining, Inc. .................... 43,418 193,644
Teck Resources Ltd. , Class B
(b)
.......... 97,086 4,444,597
Security
Shares
Shares Value
Metals & Mining (continued)
Wheaton Precious Metals Corp. .......... 95,893 $ 4,519,437
59,945,350
Oil, Gas & Consumable Fuels — 71.4%
Antero Midstream Corp. ............... 71,972 1,011,926
Antero Resources Corp.
(a)
.............. 59,719 1,731,851
APA Corp. ........................ 64,142 2,205,202
Baytex Energy Corp.
(b)
................ 139,782 507,409
California Resources Corp. ............. 13,624 750,682
Callon Petroleum Co.
(a) (b)
............... 11,636 416,103
Cameco Corp.
(b)
..................... 91,894 3,980,848
Canadian Natural Resources Ltd. ......... 227,106 17,332,730
Cenovus Energy, Inc. ................. 281,292 5,623,027
Cheniere Energy, Inc. ................. 50,427 8,132,867
Chesapeake Energy Corp. ............. 23,531 2,090,259
Chevron Corp. ...................... 349,791 55,176,032
Chord Energy Corp. .................. 8,756 1,560,669
Civitas Resources, Inc. ................ 18,162 1,378,677
CNX Resources Corp.
(a)
............... 32,027 759,680
Comstock Resources, Inc. .............. 19,297 179,076
ConocoPhillips ..................... 208,548 26,543,989
CONSOL Energy, Inc. ................. 5,666 474,584
Coterra Energy, Inc. .................. 159,203 4,438,580
Crescent Point Energy Corp.
(b)
........... 122,666 1,004,635
CVR Energy, Inc. .................... 6,204 221,235
Devon Energy Corp. .................. 135,606 6,804,709
Diamondback Energy, Inc. .............. 37,882 7,507,076
DT Midstream, Inc. ................... 20,568 1,256,705
Enbridge, Inc. ...................... 449,886 16,276,875
Enerplus Corp. ..................... 42,741 840,288
EOG Resources, Inc. ................. 123,425 15,778,652
EQT Corp. ........................ 87,060 3,227,314
Equitrans Midstream Corp. ............. 91,652 1,144,733
Exxon Mobil Corp. ................... 486,619 56,564,593
Gulfport Energy Corp.
(a)
............... 2,055 329,047
Hess Corp. ........................ 58,260 8,892,806
HF Sinclair Corp. .................... 33,017 1,993,236
Kinder Morgan, Inc. .................. 409,297 7,506,507
Kosmos Energy Ltd.
(a) (b)
................ 97,234 579,515
Magnolia Oil & Gas Corp. , Class A ........ 39,140 1,015,683
Marathon Oil Corp. ................... 123,870 3,510,476
Marathon Petroleum Corp. ............. 77,888 15,694,432
Matador Resources Co. ............... 23,424 1,564,020
Murphy Oil Corp. .................... 30,703 1,403,127
New Fortress Energy, Inc. , Class A
(b)
....... 13,850 423,672
NexGen Energy Ltd.
(a) (b)
............... 93,378 725,547
Northern Oil & Gas, Inc. ............... 19,342 767,491
Occidental Petroleum Corp. ............. 139,307 9,053,562
ONEOK, Inc. ....................... 123,299 9,884,881
Ovintiv, Inc. ........................ 53,480 2,775,612
PBF Energy, Inc. , Class A .............. 22,983 1,323,131
Peabody Energy Corp. ................ 23,435 568,533
Pembina Pipeline Corp. ............... 116,296 4,109,901
Permian Resources Corp. , Class A ........ 97,391 1,719,925
Phillips 66 ......................... 91,011 14,865,737
Pioneer Natural Resources Co. .......... 49,447 12,979,838
Range Resources Corp. ............... 51,073 1,758,443
SM Energy Co. ..................... 24,486 1,220,627
Southwestern Energy Co.
(a)
............. 233,093 1,766,845
Suncor Energy, Inc. .................. 273,124 10,081,007
Targa Resources Corp. ................ 47,193 5,285,144
TC Energy Corp. .................... 219,588 8,827,438
Texas Pacific Land Corp. ............... 3,947 2,283,379
Uranium Energy Corp.
(a) (b)
.............. 83,550 563,963
Valero Energy Corp. .................. 72,059 12,299,751

Schedule of Investments
(continued)
March 31, 2024
iShares
®
North American Natural Resources ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Vermilion Energy, Inc. ................. 34,346 $ 427,264
Williams Cos., Inc. (The) ............... 257,475 10,033,801
World Kinect Corp. ................... 12,802 338,613
401,493,960
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................ 13,579 1,139,414
West Fraser Timber Co. Ltd.
(b)
........... 12,096 1,045,457
2,184,871
Total Long-Term Investments — 99 .7%
(Cost: $ 561,837,302 ) .............................. 560,693,185
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 11,927,094 $ 11,933,058
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 999,492 999,492
Total Short-Term Securities — 2 .3%
(Cost: $ 12,928,788 ) ............................... 12,932,550
Total Investments — 102 .0%
(Cost: $ 574,766,090 ) .............................. 573,625,735
Liabilities in Excess of Other Assets — (2.0) % ............. (11,229,772)
Net Assets — 100.0% ...............................
$ 562,395,963
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 23,471,325 $ — $ (11,544,730)
(a)
$ 14,674 $ (8,211) $ 11,933,058 11,927,094 $ 72,640
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 865,116 134,376
(a)
— — — 999,492 999,492 49,807 —
$ 14,674 $ (8,211) $ 12,932,550 $ 122,447 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 13 06/21/24 $ 1,301 $ 77,677
E-Mini Materials Select Sector Index ............................................. 3 06/21/24 299 6,655
$ 84,332

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
North American Natural Resources ETF
32
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 84,332 $ — $ — $ — $ 84,332
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 232,684 $ — $ — $ — $ 232,684
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 32,047 $ — $ — $ — $ 32,047
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,453,328
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 560,693,185 $ — $ — $ 560,693,185
Short-Term Securities
Money Market Funds ...................................... 12,932,550 — — 12,932,550
$ 573,625,735 $ — $ — $ 573,625,735
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 84,332 $ — $ — $ 84,332
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
Semiconductor ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.9%
Advanced Micro Devices, Inc.
(a)
.......... 5,076,346 $ 916,229,689
Analog Devices, Inc. .................. 2,550,424 504,448,363
Applied Materials, Inc. ................ 2,424,946 500,096,614
ASE Technology Holding Co. Ltd. , ADR, NVS . 8,587,344 94,374,911
ASML Holding NV (Registered) , ADR ...... 473,956 459,960,079
Axcelis Technologies, Inc.
(a) (b)
............ 424,703 47,362,878
Broadcom, Inc. ..................... 751,814 996,461,794
Entegris, Inc.
(b)
..................... 1,980,015 278,271,308
Intel Corp. ........................ 17,730,070 783,137,192
KLA Corp. ......................... 716,716 500,676,296
Lam Research Corp. ................. 521,138 506,322,047
Lattice Semiconductor Corp.
(a) (b)
.......... 1,800,155 140,826,126
Marvell Technology, Inc. ............... 6,823,618 483,658,044
Microchip Technology, Inc. .............. 5,814,828 521,648,220
Micron Technology, Inc. ................ 5,397,596 636,322,592
MKS Instruments, Inc. ................ 882,222 117,335,526
Monolithic Power Systems, Inc. .......... 605,095 409,903,455
NVIDIA Corp. ...................... 1,235,132 1,116,015,870
NXP Semiconductors NV .............. 1,958,280 485,203,036
ON Semiconductor Corp.
(a)
............. 5,620,382 413,379,096
Qorvo, Inc.
(a)
....................... 1,270,199 145,856,951
QUALCOMM, Inc. ................... 4,834,650 818,506,245
Rambus, Inc.
(a) (b)
.................... 1,418,399 87,671,242
Skyworks Solutions, Inc. ............... 2,114,785 229,073,511
STMicroelectronics NV , ADR
(b)
........... 3,536,332 152,910,996
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR, NVS ...................... 3,505,970 476,987,218
Teradyne, Inc. ...................... 2,018,927 227,795,533
Texas Instruments, Inc. ................ 2,923,390 509,283,772
United Microelectronics Corp. , ADR, NVS
(b)
.. 9,816,309 79,413,940
Wolfspeed, Inc.
(a) (b)
................... 1,632,104 48,147,068
Total Long-Term Investments — 99 .9%
(Cost: $ 11,766,095,406 ) ............................ 12,687,279,612
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 170,342,530 $ 170,427,701
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 11,000,050 11,000,050
Total Short-Term Securities — 1 .4%
(Cost: $ 181,357,733 ) .............................. 181,427,751
Total Investments — 101 .3%
(Cost: $ 11,947,453,139 ) ............................ 12,868,707,363
Liabilities in Excess of Other Assets — (1.3) % ............. (162,709,256)
Net Assets — 100.0% ...............................
$ 12,705,998,107
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 300,252,220 $ — $ (129,921,333)
(a)
$ 124,698 $ (27,884) $ 170,427,701 170,342,530 $ 2,136,554
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 12,751,014 — (1,750,964)
(a)
— — 11,000,050 11,000,050 750,679 —
$ 124,698 $ (27,884) $ 181,427,751 $ 2,887,233 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Semiconductor ETF
34
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 68 06/21/24 $ 14,462 $ (6,736)
Russell 2000 E-Mini Index .................................................... 22 06/21/24 2,360 59,103
$ 52,367
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 59,103 $ — $ — $ — $ 59,103
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 6,736 — — — 6,736
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 4,907,423 $ — $ — $ — $ 4,907,423
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (688,948) $ — $ — $ — $ (688,948)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 17,557,673

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Semiconductor ETF
Schedules of Investments
35
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,687,279,612 $ — $ — $ 12,687,279,612
Short-Term Securities
Money Market Funds ...................................... 181,427,751 — — 181,427,751
$ 12,868,707,363 $ — $ — $ 12,868,707,363
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 59,103 $ — $ — $ 59,103
Liabilities
Equity contracts ........................................... (6,736) — — (6,736)
$ 52,367 $ — $ — $ 52,367
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
36
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 30.4%
ADTRAN Holdings, Inc. ............... 4,753 $ 25,856
Arista Networks, Inc.
(a)
................ 7,118 2,064,078
Calix, Inc.
(a)
........................ 6,525 216,369
Ciena Corp.
(a)
...................... 16,955 838,425
Cisco Systems, Inc. .................. 39,793 1,986,069
Clearfield, Inc.
(a)
..................... 2,248 69,328
CommScope Holding Co., Inc.
(a)
.......... 35,818 46,922
Extreme Networks, Inc.
(a)
............... 18,113 209,024
Infinera Corp.
(a) (b)
.................... 17,205 103,746
Juniper Networks, Inc. ................ 40,062 1,484,698
Motorola Solutions, Inc. ............... 6,000 2,129,880
Nokia OYJ , ADR, NVS ................ 551,797 1,953,361
Telefonaktiebolaget LM Ericsson , ADR ..... 363,547 2,003,144
13,130,900
IT Services — 5.1%
Fastly, Inc. , Class A
(a)
................. 170,334 2,209,232
Semiconductors & Semiconductor Equipment — 9.5%
Credo Technology Group Holding Ltd.
(a)
..... 8,863 187,807
Marvell Technology, Inc. ............... 24,881 1,763,565
QUALCOMM, Inc. ................... 12,037 2,037,864
SMART Global Holdings, Inc.
(a)
........... 4,672 122,967
4,112,203
Software — 0.5%
A10 Networks, Inc. ................... 10,263 140,500
Radware Ltd.
(a)
..................... 4,537 84,933
225,433
Specialized REITs — 46.0%
American Tower Corp. ................ 21,844 4,316,155
Crown Castle, Inc. ................... 31,483 3,331,846
Digital Realty Trust, Inc. ............... 30,039 4,326,817
Equinix, Inc. ....................... 4,964 4,096,938
SBA Communications Corp. ............ 9,303 2,015,960
Security
Shares
Shares Value
Specialized REITs (continued)
Uniti Group, Inc. .................... 308,704 $ 1,821,354
19,909,070
Technology Hardware, Storage & Peripherals — 8.3%
NetApp, Inc. ....................... 17,016 1,786,170
Super Micro Computer, Inc.
(a)
............ 1,801 1,819,064
3,605,234
Total Long-Term Investments — 99 .8%
(Cost: $ 40,638,985 ) ............................... 43,192,072
Short-Term Securities
Money Market Funds — 0.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 92,663 92,709
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 46,037 46,037
Total Short-Term Securities — 0 .3%
(Cost: $ 138,626 ) ................................. 138,746
Total Investments — 100 .1%
(Cost: $ 40,777,611 ) ............................... 43,330,818
Liabilities in Excess of Other Assets — (0.1) % ............. (46,212)
Net Assets — 100.0% ...............................
$ 43,284,606
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 8,040,099 $ — $ (7,948,301)
(a)
$ 2,604 $ (1,693) $ 92,709 92,663 $ 11,319
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 22,921 23,116
(a)
— — — 46,037 46,037 4,420 —
$ 2,604 $ (1,693) $ 138,746 $ 15,739 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
Schedules of Investments
37
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 1 06/21/24 $ 35 $ 220
Russell 2000 Micro E-Mini Index ................................................ 2 06/21/24 21 480
S&P 500 Micro E-Mini Index ................................................... 1 06/21/24 27 391
$ 1,091
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,091 $ — $ — $ — $ 1,091
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 6,088 $ — $ — $ — $ 6,088
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 1,091 $ — $ — $ — $ 1,091
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 44,502

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
U.S. Digital Infrastructure and Real Estate ETF
38
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 43,192,072 $ — $ — $ 43,192,072
Short-Term Securities
Money Market Funds ...................................... 138,746 — — 138,746
$ 43,330,818 $ — $ — $ 43,330,818
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,091 $ — $ — $ 1,091
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
March 31, 2024
39
Financial Statements
See notes to financial statements.
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 7,620,365,543 $ 4,321,234,362 $ 7,450,727,608 $ 560,693,185
Investments, at value — affiliated
(c)
............................................ 914,134,561 51,386,623 482,379,216 12,932,550
Cash   ............................................................... 235,944 732,430 146,308 —
Cash pledged:
Futures contracts ...................................................... 264,000 254,000 404,000 104,000
Foreign currency, at value
(d)
................................................. — — — 81,301
Receivables: – – – –
Investments sold ...................................................... 14,830,659 — — —
Securities lending income — affiliated ........................................ 302,979 13,530 99,326 3,427
Capital shares sold ..................................................... — — 55,866 —
Dividends — unaffiliated ................................................. 356,701 705,418 1,035,362 667,458
Dividends — affiliated ................................................... 99,055 24,602 59,406 4,104
Variation margin on futures contracts ......................................... — — 10 —
Total assets ...........................................................
8,550,589,442 4,374,350,965 7,934,907,102 574,486,025
LIABILITIES
Bank overdraft .......................................................... — — — 4,365
Collateral on securities loaned ............................................... 874,327,722 46,798,772 473,395,869 11,891,675
Payables: – – – –
Investments purchased .................................................. 41,105,834 — — —
Capital shares redeemed ................................................. 108,467 — 139,055 13,463
Investment advisory fees ................................................. 2,907,085 1,442,665 2,512,270 180,549
Variation margin on futures contracts ......................................... 74 20 — 10
Total liabilities ..........................................................
918,449,182 48,241,457 476,047,194 12,090,062
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 7,632,140,260 $ 4,326,109,508 $ 7,458,859,908 $ 562,395,963
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 13,364,458,744 $ 3,128,433,332 $ 8,583,142,196 $ 1,077,232,424
Accumulated earnings (loss) ................................................ (5,732,318,484) 1,197,676,176 (1,124,282,288) (514,836,461)
NET ASSETS ..........................................................
$ 7,632,140,260 $ 4,326,109,508 $ 7,458,859,908 $ 562,395,963
NET ASSET VALUE
Shares outstanding ......................................................
55,600,000 50,200,000
(e)
87,400,000
(f)
12,500,000
Net asset value .........................................................
$ 137.27 $ 86.18
(e)
$ 85.34
(f)
$ 44.99
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 9,884,801,391 $ 3,000,544,018 $ 7,945,502,795 $ 561,837,302
(b)
  Securities loaned, at value ............................................ $ 845,510,174 $ 44,644,257 $ 455,051,386 $ 11,886,636
(c)
  Investments, at cost — affiliated ......................................... $ 913,588,732 $ 51,368,971 $ 482,182,305 $ 12,928,788
(d)
  Foreign currency, at cost ............................................. $ — $ — $ — $ 81,301
(e)
  Shares outstanding and net asset value per share reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(f)
  Shares outstanding and net asset value per share reflect a five-for-one stock split effective after the close of trading on March 6, 2024.

Statements of Assets and Liabilities
(continued)
March 31, 2024
2024
iShare Annual Report to Shareholders
40
See notes to financial statements.
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure
and Real Estate
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 12,687,279,612 $ 43,192,072
Investments, at value — affiliated
(c)
........................................................................... 181,427,751 138,746
Cash   .............................................................................................. 3,991,918 276
Cash pledged:
Futures contracts ..................................................................................... 866,000 5,000
Receivables: – –
Securities lending income — affiliated ....................................................................... 229,151 357
Capital shares sold .................................................................................... 772,983 —
Dividends — unaffiliated ................................................................................ 5,721,220 54,681
Dividends — affiliated .................................................................................. 94,109 218
Variation margin on futures contracts ........................................................................ 11 —
Total a ssets ..........................................................................................
12,880,382,755 43,391,350
LIABILITIES
Collateral on securities loaned .............................................................................. 170,133,076 91,829
Payables: – –
Capital shares redeemed ................................................................................ 543,647 —
Investment advisory fees ................................................................................ 3,707,925 14,904
Variation margin on futures contracts ........................................................................ — 11
Total liabilities .........................................................................................
174,384,648 106,744
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 12,705,998,107 $ 43,284,606
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 12,662,735,441 $ 132,577,563
Accumulated earnings (loss) ............................................................................... 43,262,666 (89,292,957)
NET ASSETS .........................................................................................
$ 12,705,998,107 $ 43,284,606
NET ASSET VALUE
Shares outstanding .....................................................................................
56,250,000
(d)
600,000
Net asset value ........................................................................................
$ 225.88
(d)
$ 72.14
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 11,766,095,406 $ 40,638,985
(b)
  Securities loaned, at value ........................................................................ $ 166,084,544 $ 92,289
(c)
  Investments, at cost — affiliated ..................................................................... $ 181,357,733 $ 138,626
(d)
  Shares outstanding and net asset value per share reflect a three-for-one stock split effective after the close of trading on March 6, 2024.

Statements of Operations
Year Ended March 31, 2024
41
Financial Statements
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 47,061,087 $ 27,548,751 $ 22,409,593 $ 18,853,783
Dividends — affiliated ................................................... 701,245 227,559 460,617 49,807
Interest — unaffiliated ................................................... 111,774 28,264 125,881 8,984
Securities lending income — affiliated — net ................................... 4,653,574 264,024 1,800,444 72,640
Foreign taxes withheld .................................................. (3,546) (63,592) (126,898) (707,893)
Total investment income ...................................................
52,524,134 28,005,006 24,669,637 18,277,321
EXPENSES
Investment advisory .................................................... 33,222,301 13,794,407 26,894,338 2,465,139
Interest expense ...................................................... — — — 265
Total expenses .........................................................
33,222,301 13,794,407 26,894,338 2,465,404
Net investment income (loss) ................................................
19,301,833 14,210,599 (2,224,701) 15,811,917
REALIZED AND UNREALIZED GAIN (LOSS) $ 392,195,408 $ 1,461,423,036 $ 2,243,384,012 $ 68,841,909
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (687,327,332) $ (5,298,141) $ (124,229,885) $ (7,729,627)
Investments — affiliated ............................................... (24,701) 24,260 (21,300) 14,674
Foreign currency transactions ........................................... — — — 5,984
Futures contracts .................................................... (20,133) 983,821 1,759,646 232,684
In-kind redemptions — unaffiliated
(a)
....................................... 464,561,018 361,932,395 1,132,943,693 37,056,428
Payment by affiliate .................................................. — — 30,621 —
(222,811,148) 357,642,335 1,010,482,775 29,580,143
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 614,972,377 1,103,814,724 1,232,917,832 39,241,878
Investments — affiliated ............................................... 91,775 (8,937) 75,057 (8,211)
Foreign currency translations ............................................ — — — (3,949)
Futures contracts .................................................... (57,595) (25,087) (91,652) 32,047
615,006,557 1,103,780,700 1,232,901,237 39,261,765
Net realized and unrealized gain .............................................
392,195,409 1,461,423,035 2,243,384,012 68,841,908
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 411,497,242 $ 1,475,633,634 $ 2,241,159,311 $ 84,653,825
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(continued)
Year Ended March 31, 2024
2024
iShares Annual Report to Shareholders
42
iShares
Semiconductor
ETF
iShares
U.S. Digital
Infrastructure
and Real Estate
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 113,998,154 $ 596,916
Dividends — affiliated .................................................................................. 750,679 4,420
Interest — unaffiliated .................................................................................. 63,487 336
Securities lending income — affiliated — net .................................................................. 2,136,554 11,319
Foreign taxes withheld ................................................................................. (4,624,911) (2,461)
Total investment income ..................................................................................
112,323,963 610,530
EXPENSES
Investment advisory ................................................................................... 32,626,050 244,234
Commitment costs .................................................................................... 21,008 —
Total expenses ........................................................................................
32,647,058 244,234
Net investment income ...................................................................................
79,676,905 366,296
REALIZED AND UNREALIZED GAIN (LOSS) $ 4,254,416,625 $ (4,609,619)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ (154,706,767) $ (13,530,511)
Investments — affiliated .............................................................................. 124,698 2,604
Futures contracts ................................................................................... 4,907,423 6,088
In-kind redemptions — unaffiliated
(a)
...................................................................... 2,897,803,172 (254,625)
2,748,128,526 (13,776,444)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 1,507,004,931 9,167,429
Investments — affiliated .............................................................................. (27,884) (1,693)
Futures contracts ................................................................................... (688,948) 1,091
1,506,288,099 9,166,827
Net realized and unrealized gain (loss) ........................................................................
4,254,416,625 (4,609,617)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ 4,334,093,530 $ (4,243,321)
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
43
Financial Statements
See notes to financial statements.
iShares Biotechnology ETF iShares Expanded Tech Sector ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 19,301,833 $ 21,531,229 $ 14,210,599 $ 12,067,864
Net realized gain (loss) ............................................ (222,811,148) (167,311,465) 357,642,335 394,575,195
Net change in unrealized appreciation (depreciation) ........................ 615,006,557 53,004,254 1,103,780,700 (1,103,757,983)
Net increase (decrease) in net assets resulting from operations ...................
411,497,242 (92,775,982) 1,475,633,634 (697,114,924)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(23,105,878) (22,926,845) (13,765,021) (15,012,645)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(781,957,787) (465,468,446) 64,556,917 (969,167,551)
NET ASSETS
Total increase (decrease) in net assets ................................... (393,566,423) (581,171,273) 1,526,425,530 (1,681,295,120)
Beginning of year ..................................................
8,025,706,683 8,606,877,956 2,799,683,978 4,480,979,098
End of year ......................................................
$ 7,632,140,260 $ 8,025,706,683 $ 4,326,109,508 $ 2,799,683,978
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2024
iShares Annual Report to Shareholders
44
See notes to financial statements.
iShares Expanded Tech-Software Sector ETF iShares North American Natural Resources ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (2,224,701) $ 1,262,658 $ 15,811,917 $ 28,496,751
Net realized gain (loss) ............................................ 1,010,482,775 (334,147,290) 29,580,143 92,408,834
Net change in unrealized appreciation (depreciation) ........................ 1,232,901,237 (222,554,996) 39,261,765 (147,659,511)
Net increase (decrease) in net assets resulting from operations ...................
2,241,159,311 (555,439,628) 84,653,825 (26,753,926)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(451,315) (366,961) (15,706,447) (29,227,112)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(169,528,132) 540,096,149 (309,502,890) (83,209,205)
NET ASSETS
Total increase (decrease) in net assets ................................... 2,071,179,864 (15,710,440) (240,555,512) (139,190,243)
Beginning of year ..................................................
5,387,680,044 5,403,390,484 802,951,475 942,141,718
End of year ......................................................
$ 7,458,859,908 $ 5,387,680,044 $ 562,395,963 $ 802,951,475
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
45
Financial Statements
See notes to financial statements.
iShares Semiconductor ETF
iShares U.S. Digital Infrastructure and Real
Estate ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 79,676,905 $ 78,608,274 $ 366,296 $ 379,639
Net realized gain (loss) ............................................ 2,748,128,526 (192,753,029) (13,776,444) (617,059)
Net change in unrealized appreciation (depreciation) ........................ 1,506,288,099 (430,420,813) 9,166,827 (8,347,735)
Net increase (decrease) in net assets resulting from operations ...................
4,334,093,530 (544,565,568) (4,243,321) (8,585,155)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(73,820,852) (78,660,830) (271,131) (390,901)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
659,810,352 (543,707,282) (59,406,422) (46,790,846)
NET ASSETS
Total increase (decrease) in net assets ................................... 4,920,083,030 (1,166,933,680) (63,920,874) (55,766,902)
Beginning of year ..................................................
7,785,915,077 8,952,848,757 107,205,480 162,972,382
End of year ......................................................
$ 12,705,998,107 $ 7,785,915,077 $ 43,284,606 $ 107,205,480
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
46
iShares Biotechnology ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ................................
$ 129.24  $ 130.21  $ 150.36  $ 107.98  $ 111.78
Net investment income
(a)
.......................................
0 .34  0 .33  0 .31  0 .34  0 .26
Net realized and unrealized gain (loss)
(b)
.............................
8.10  (0.94) (20.15) 42.43  (3.80)
Net increase (decrease) from investment operations ...................... 8.44  (0.61) (19.84) 42.77  (3.54)
Distributions from net investment income
(c)
.......................... (0.41) (0.36) (0.31) (0.39) (0.26)
Net asset value, end of year ..................................... $ 137.27  $ 129.24  $ 130.21  $ 150.36  $ 107.98
Total Return
(d)
— — — — —
Based on net asset value ........................................ 6.56% (0.46)% (13.22)% 39.63% (3.17)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.45% 0.45% 0.44% 0.45% 0.46%
Net investment income ..........................................
0.26% 0.26% 0.21% 0.24% 0.24%
Supplemental Data
Net assets, end of year (000) ...................................... $ 7,632,140  $ 8,025,707  $ 8,606,878  $ 9,848,582  $ 6,343,965
Portfolio turnover rate
(f)
.......................................... 22% 13% 46% 34% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
47
Financial Highlights
iShares Expanded Tech Sector ETF
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year .................................
$ 56.56  $ 64.66  $ 60.11  $ 35.36  $ 34.37
Net investment income
(b)
........................................
0 .29  0 .20  0 .11  0 .14  0 .21
Net realized and unrealized gain (loss)
(c)
..............................
29.61  (8.03) 4.55  24.77  1.00
Net increase (decrease) from investment operations ....................... 29.90  (7.83) 4.66  24.91  1.21
Distributions from net investment income
(d)
........................... (0.28) (0.27) (0.11) (0.16) (0.22)
Net asset value, end of year ...................................... $ 86.18  $ 56.56  $ 64.66  $ 60.11  $ 35.36
Total Return
(e)
— — — — —
Based on net asset value ......................................... 52.97% (12.06)% 7.76% 70.51% 3.51%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.41% 0.41% 0.40% 0.43% 0.46%
Net investment income ...........................................
0.42% 0.38% 0.16% 0.28% 0.56%
Supplemental Data
Net assets, end of year (000) ....................................... $ 4,326,110  $ 2,799,684  $ 4,480,979  $ 3,209,613  $ 1,707,788
Portfolio turnover rate
(g)
........................................... 29% 9% 8% 9% 10%
(a)
Per share amounts reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
48
iShares Expanded Tech-Software Sector ETF
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year ...............................
$ 60.88  $ 68.83  $ 68.24  $ 41.95  $ 42.15
Net investment income (loss)
(b)
..................................
( 0 .02 ) 0 .02  ( 0 .11 ) ( 0 .06 ) 0 .26
(c)
Net realized and unrealized gain (loss)
(d)
............................
24.49  (7.97) 0.70  26.36  (0.22)
Net increase (decrease) from investment operations ..................... 24.47  (7.95) 0.59  26.30  0.04
Distributions from net investment income
(e)
......................... (0.01) —  —  (0.01) (0.24)
Net asset value, end of year .................................... $ 85.34  $ 60.88  $ 68.83  $ 68.24  $ 41.95
Total Return
(f)
— — — — —
Based on net asset value ....................................... 40.20%
(g)
(11.55)% 0.86% 62.70% 0.13%
Ratios to Average Net Assets
(h)
Total expen ses ..............................................
0.41% 0.41% 0.40% 0.43% 0.46%
Net investment income (loss) .....................................
(0.03)% 0.03% (0.15)% (0.10)% 0.57%
(c)
Supplemental Data
Net assets, end of year (000) ..................................... $ 7,458,860  $ 5,387,680  $ 5,403,390  $ 5,050,052  $ 3,031,151
Portfolio turnover rate
(i)
......................................... 21% 13% 15% 22% 18%
(a)
Per share amounts reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $(0.01) per share and (0.03)% of average net assets.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
49
Financial Highlights
iShares North American Natural Resources ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .................................
$ 39.17  $ 40.44  $ 27.57  $ 16.65  $ 31.40
Net investment income
(a)
........................................
1 .05  1 .22  0 .93  0 .70  0 .78
Net realized and unrealized gain (loss)
(b)
..............................
5.86  (1.22) 12.85  11.04  (13.82)
Net increase (decrease) from investment operations ....................... 6.91  0.00  13.78  11.74  (13.04)
Distributions from net investment income
(c)
........................... (1.09) (1.27) (0.91) (0.82) (1.71)
Net asset value, end of year ...................................... $ 44.99  $ 39.17  $ 40.44  $ 27.57  $ 16.65
Total Return
(d)
— — — — —
Based on net asset value ......................................... 17.96% 0.19% 50.84% 71.57% (43.54)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.41% 0.41% 0.40% 0.43% 0.46%
Net investment income ...........................................
2.61% 3.08% 2.92% 3.14% 2.72%
Supplemental Data
Net assets, end of year (000) ....................................... $ 562,396  $ 802,951  $ 942,142  $ 397,022  $ 294,696
Portfolio turnover rate
(f)
........................................... 9% 11% 15% 14% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
50
iShares Semiconductor ETF
Year Ended
03/31/24
(a)
Year Ended
03/31/23
(a)
Year Ended
03/31/22
(a)
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year .................................
$ 148.30  $ 157.48  $ 141.36  $ 68.32  $ 63.20
Net investment income
(b)
........................................
1 .47  1 .49  1 .19  1 .12  1 .04
Net realized and unrealized gain (loss)
(c)
..............................
77.48  (9.15) 16.12  72.96  5.17
Net increase (decrease) from investment operations ....................... 78.95  (7.66) 17.31  74.08  6.21
Distributions from net investment income
(d)
........................... (1.37) (1.52) (1.19) (1.04) (1.09)
Net asset value, end of year ...................................... $ 225.88  $ 148.30  $ 157.48  $ 141.36  $ 68.32
Total Return
(e)
— — — — —
Based on net asset value ......................................... 53.53% (4.67)% 12.23% 108.93% 9.80%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.35% 0.39% 0.40% 0.43% 0.46%
Net investment income ...........................................
0.85% 1.17% 0.76% 1.02% 1.42%
Supplemental Data
Net assets, end of year (000) ....................................... $ 12,705,998  $ 7,785,915  $ 8,952,849  $ 6,318,968  $ 2,141,965
Portfolio turnover rate
(g)
........................................... 28% 18% 32% 23% 14%
(a)
Per share amounts reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
51
Financial Highlights
iShares U.S. Digital Infrastructure and Real Estate ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .................................
$ 71.47  $ 74.08  $ 67.17  $ 43.34  $ 56.49
Net investment income
(a)
........................................
0 .40  0 .24  0 .16  0 .29  0 .26
Net realized and unrealized gain (loss)
(b)
..............................
0.63  (2.60) 6.91  23.83  (13.10)
Net increase (decrease) from investment operations ....................... 1.03  (2.36) 7.07  24.12  (12.84)
Distributions from net investment income
(c)
........................... (0.36) (0.25) (0.16) (0.29) (0.31)
Net asset value, end of year ...................................... $ 72.14  $ 71.47  $ 74.08  $ 67.17  $ 43.34
Total Return
(d)
— — — — —
Based on net asset value ......................................... 1.48% (3.16)% 10.53% 55.89% (22.80)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.41% 0.41% 0.40% 0.43% 0.46%
Net investment income ...........................................
0.61% 0.34% 0.22% 0.52% 0.47%
Supplemental Data
Net assets, end of year (000) ....................................... $ 43,285  $ 107,205  $ 162,972  $ 100,755  $ 43,335
Portfolio turnover rate
(f)
........................................... 84% 31% 37% 38% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Report To Shareholders
52
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
On September 27, 2023, the Board approved a proposal to change the Fund's investment objective and underlying index and change the name of the Fund from iShares
North American Tech-Multimedia Networking ETF to iShares U.S. Digital Infrastructure and Real Estate ETF. The Board also approved a proposal to change the Fund's ticker from IGN to IDGT. These changes became effective on December 15, 2023.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
Biotechnology ....................................................................................................... Non-diversified
Expanded Tech Sector ................................................................................................. Non-diversified
Expanded Tech-Software Sector ........................................................................................... Non-diversified
North American Natural Resources ......................................................................................... Diversified
Semiconductor ...................................................................................................... Non-diversified
U.S. Digital Infrastructure and Real Estate
(a)
................................................................................... Non-diversified
(a)
Formerly the iShares North American Tech-Multimedia Networking ETF.

Notes to Financial Statements
(continued)
53
Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
54
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Biotechnology
Barclays Bank plc ...................................... $ 36,886,791 $ (36,886,791) $ – $ –
Barclays Capital, Inc. ................................... 1,425,880 (1,425,880) – –
BMO Capital Markets Corp. ............................... 1,415 (1,400) – 15
(b)
BNP Paribas SA ....................................... 104,243,010 (104,243,010) – –
BofA Securities, Inc. .................................... 53,576,685 (53,576,685) – –
Citadel Clearing LLC .................................... 11,752,771 (11,752,771) – –
Citigroup Global Markets, Inc. .............................. 41,279,215 (41,279,215) – –
Credit Suisse Securities (USA) LLC .......................... 3,864 (3,864) – –
Goldman Sachs & Co. LLC ............................... 80,583,262 (80,583,262) – –
HSBC Bank plc ....................................... 23,190,047 (23,190,047) – –
J.P. Morgan Securities LLC ............................... 95,516,993 (95,516,993) – –
Jefferies LLC ......................................... 45,575,782 (45,575,782) – –
Morgan Stanley ....................................... 64,603,278 (64,603,278) – –
National Financial Services LLC ............................ 10,228,162 (10,228,162) – –
Natixis SA ........................................... 3,250,531 (3,250,531) – –
Nomura Securities International, Inc. ......................... 65,020 (65,020) – –
RBC Capital Markets LLC ................................ 7,354,879 (7,354,879) – –
SG Americas Securities LLC .............................. 11,750,391 (11,750,391) – –
State Street Bank & Trust Co. .............................. 6,986,022 (6,986,022) – –
Toronto-Dominion Bank (The) .............................. 202,655,694 (202,655,694) – –
UBS AG ............................................ 5,323,739 (5,323,739) – –
UBS Securities LLC .................................... 671,047 (671,047) – –
Virtu Americas LLC ..................................... 3,626,020 (3,626,020) – –
Wells Fargo Bank NA ................................... 33,556,377 (33,556,377) – –
Wells Fargo Securities LLC ............................... 1,403,299 (1,403,299) – –
$ 845,510,174 $ (845,510,159) $ – $ 15
Expanded Tech Sector
Barclays Bank plc ...................................... $ 3,780,822 $ (3,780,822) $ – $ –
Barclays Capital, Inc. ................................... 1,465,554 (1,465,554) – –
BMO Capital Markets Corp. ............................... 71,728 (71,728) – –
BNP Paribas SA ....................................... 15,222,284 (15,222,284) – –
BofA Securities, Inc. .................................... 681,447 (681,447) – –
Citadel Clearing LLC .................................... 1,001,860 (1,001,860) – –
Citigroup Global Markets, Inc. .............................. 84,636 (84,636) – –
Goldman Sachs & Co. LLC ............................... 7,333,800 (7,333,800) – –
J.P. Morgan Securities LLC ............................... 1,337,159 (1,337,159) – –
Jefferies LLC ......................................... 107,160 (107,160) – –

Notes to Financial Statements
(continued)
55
Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Expanded Tech Sector (continued)
Morgan Stanley ....................................... 9,113,912 (9,113,912) – –
SG Americas Securities LLC .............................. 12,336 (12,191) – 145
(b)
State Street Bank & Trust Co. .............................. 422,058 (422,058) – –
Toronto-Dominion Bank (The) .............................. 30,868 (30,868) – –
UBS AG ............................................ 3,256,682 (3,256,682) – –
Wells Fargo Bank NA ................................... 714,921 (714,921) – –
Wells Fargo Securities LLC ............................... 7,030 (7,030) – –
$ 44,644,257 $ (44,644,112) $ – $ 145
Expanded Tech-Software Sector
Barclays Bank plc ...................................... $ 25,529,593 $ (25,529,593) $ – $ –
Barclays Capital, Inc. ................................... 7,487,745 (7,487,745) – –
BMO Capital Markets Corp. ............................... 14,403 (14,403) – –
BNP Paribas SA ....................................... 46,668,364 (46,668,364) – –
BofA Securities, Inc. .................................... 10,615,013 (10,615,013) – –
Citadel Clearing LLC .................................... 23,607,359 (23,607,359) – –
Citigroup Global Markets, Inc. .............................. 22,179,576 (22,179,576) – –
Goldman Sachs & Co. LLC ............................... 20,717,061 (20,717,061) – –
HSBC Bank plc ....................................... 5,271,869 (5,271,869) – –
ING Financial Markets LLC ............................... 1,521,442 (1,521,442) – –
J.P. Morgan Securities LLC ............................... 14,689,284 (14,689,284) – –
Jefferies LLC ......................................... 4,176,675 (4,176,675) – –
Morgan Stanley ....................................... 73,677,083 (73,677,083) – –
National Financial Services LLC ............................ 3,299,404 (3,299,404) – –
RBC Capital Markets LLC ................................ 16,960 (16,960) – –
Scotia Capital (USA), Inc. ................................ 4,886,621 (4,886,621) – –
SG Americas Securities LLC .............................. 3,359,933 (3,359,933) – –
State Street Bank & Trust Co. .............................. 958,180 (958,180) – –
Toronto-Dominion Bank (The) .............................. 149,222,745 (149,222,745) – –
UBS AG ............................................ 6,190,878 (6,190,878) – –
Virtu Americas LLC ..................................... 438,546 (438,546) – –
Wells Fargo Bank NA ................................... 30,263,856 (30,263,856) – –
Wells Fargo Securities LLC ............................... 258,796 (258,796) – –
$ 455,051,386 $ (455,051,386) $ – $ –
North American Natural Resources
BNP Paribas SA ....................................... $ 813,229 $ (780,946) $ – $ 32,283
(b)
BofA Securities, Inc. .................................... 1,355,803 (1,355,803) – –
Citigroup Global Markets, Inc. .............................. 1,759,105 (1,759,105) – –
Goldman Sachs & Co. LLC ............................... 428,743 (428,743) – –
J.P. Morgan Securities LLC ............................... 175,701 (175,701) – –
Jefferies LLC ......................................... 576,327 (576,327) – –
Morgan Stanley ....................................... 421,071 (417,840) – 3,231
(b)
State Street Bank & Trust Co. .............................. 1,837,764 (1,837,764) – –
UBS AG ............................................ 83,853 (83,449) – 404
(b)
UBS Securities LLC .................................... 3,588,420 (3,527,704) – 60,716
(b)
Virtu Americas LLC ..................................... 433,714 (433,714) – –
Wells Fargo Bank NA ................................... 336,634 (336,634) – –
Wells Fargo Securities LLC ............................... 76,272 (76,272) – –
$ 11,886,636 $ (11,790,002) $ – $ 96,634
Semiconductor
Barclays Bank plc ...................................... $ 941,618 $ (941,618) $ – $ –
BNP Paribas SA ....................................... 19,745,619 (19,612,085) – 133,534
(b)
Citadel Clearing LLC .................................... 9,132,288 (9,132,288) – –
Goldman Sachs & Co. LLC ............................... 31,503,891 (31,503,891) – –
J.P. Morgan Securities LLC ............................... 14,373,722 (14,373,722) – –
Jefferies LLC ......................................... 563,450 (559,640) – 3,810
(b)
Morgan Stanley ....................................... 50,572,872 (50,572,872) – –
RBC Capital Markets LLC ................................ 38,793,866 (38,793,866) – –
State Street Bank & Trust Co. .............................. 218,300 (216,824) – 1,476
(b)
Toronto-Dominion Bank (The) .............................. 70,270 (70,270) – –
Wells Fargo Bank NA ................................... 168,648 (168,648) – –
$ 166,084,544 $ (165,945,724) $ – $ 138,820

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
56
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural
Resources ETF and iShares U.S. Digital Infrastructure and Real Estate ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
U.S. Digital Infrastructure and Real Estate
J.P. Morgan Securities LLC ............................... $ 92,289 $ (92,289) $ – $ –
m
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.4800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.4560
Over $181 billion, up to and including $231 billion ............................................................................ 0.4332
Over $231 billion, up to and including $281 billion ............................................................................ 0.4116
Over $281 billion .................................................................................................. 0.3910
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.4800%
Over $10 billion, up to and including $20 billion .............................................................................. 0.4300
Over $20 billion, up to and including $30 billion .............................................................................. 0.3800
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078

Notes to Financial Statements
(continued)
57
Notes to Financial Statements
For its investment advisory services to the iShares Semiconductor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the year ended March 31, 2024, iShares Expanded Tech-Software Sector ETF received a reimbursement of $30,621 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.3500%
Over $10 billion, up to and including $20 billion .............................................................................. 0.3500
Over $20 billion, up to and including $30 billion .............................................................................. 0.3500
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
iShares ETF Amounts
Biotechnology ........................................................................................................... $ 1,415,704
Expanded Tech Sector ..................................................................................................... 93,385
Expanded Tech-Software Sector ............................................................................................... 601,180
North American Natural Resources ............................................................................................. 22,780
Semiconductor .......................................................................................................... 614,073
U.S. Digital Infrastructure and Real Estate ........................................................................................ 4,404
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Biotechnology ........................................................................ $ 313,108,190 $ 239,863,948 $ (61,574,413)
Expanded Tech Sector .................................................................. 510,465,582 325,801,516 3,291,033
Expanded Tech-Software Sector ............................................................ 254,731,033 344,896,186 (14,395,136)
North American Natural Resources .......................................................... 14,076,118 7,211,831 (1,449,903)
Semiconductor ....................................................................... 559,413,747 1,094,634,046 23,116,910
U.S. Digital Infrastructure and Real Estate ..................................................... 29,034,141 22,501,818 (2,220,375)

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
58
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2024, permanent differences attributable to net investment loss, distributions paid in excess of taxable income and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Biotechnology ........................................................................................ $ 1,616,822,556 $ 1,623,919,634
Expanded Tech Sector .................................................................................. 980,911,410 984,148,987
Expanded Tech-Software Sector ............................................................................ 1,367,918,647 1,357,989,615
North American Natural Resources .......................................................................... 55,763,691 55,942,516
Semiconductor ....................................................................................... 2,635,124,773 2,627,504,896
U.S. Digital Infrastructure and Real Estate ..................................................................... 51,123,277 51,702,085
iShares ETF
In-kind
Purchases
In-kind
Sales
Biotechnology ........................................................................................ $ 4,945,035,919 $ 5,726,238,406
Expanded Tech Sector .................................................................................. 596,520,067 535,176,627
Expanded Tech-Software Sector ............................................................................ 10,249,482,322 10,432,220,519
North American Natural Resources .......................................................................... 63,302,331 371,326,427
Semiconductor ....................................................................................... 21,999,914,752 21,340,114,803
U.S. Digital Infrastructure and Real Estate ..................................................................... — 58,631,553
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Biotechnology ............................................................................. $ 462,499,020 $ (462,499,020)
Expanded Tech Sector ....................................................................... 361,891,079 (361,891,079)
Expanded Tech-Software Sector ................................................................. 1,111,752,810 (1,111,752,810)
North American Natural Resources ............................................................... 36,235,676 (36,235,676)
Semiconductor ............................................................................ 2,867,801,802 (2,867,801,802)
U.S. Digital Infrastructure and Real Estate .......................................................... (277,725) 277,725
—
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
Biotechnology
Ordinary income ........................................................................................... $ 23,105,878 $ 22,926,845
Expanded Tech Sector
Ordinary income ........................................................................................... $ 13,765,021 $ 15,012,645
Expanded Tech-Software Sector
Ordinary income ........................................................................................... $ 451,315 $ 366,961
North American Natural Resources
Ordinary income ........................................................................................... $ 15,706,447 $ 29,227,112
Semiconductor
Ordinary income ........................................................................................... $ 73,820,852 $ 78,660,830
U.S. Digital Infrastructure and Real Estate
Ordinary income ........................................................................................... $ 271,131 $ 390,901

Notes to Financial Statements
(continued)
59
Notes to Financial Statements
As of March 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expires on October 16, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the year ended March 31, 2024, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Total
Biotechnology ......................................... $ 9,160,795 $ (3,357,196,628) $ (2,384,282,651) $ — $ (5,732,318,484)
Expanded Tech Sector ................................... 445,578 (119,536,931) 1,316,767,529 — 1,197,676,176
Expanded Tech-Software Sector ............................. — (510,242,505) (612,914,774) (1,125,009) (1,124,282,288)
North American Natural Resources ........................... 200,473 (510,989,566) (4,047,368) — (514,836,461)
Semiconductor ........................................ 5,856,053 (764,976,61 4 ) 802,383,22 7 — 43,262,666
U.S. Digital Infrastructure and Real Estate ...................... 95,165 (91,911,669) 2,523,547 — (89,292,957)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Biotechnology ................................................... $ 10,918,782,755 $ 466,952,229 $ (2,851,234,880) $ (2,384,282,651)
Expanded Tech Sector .............................................. 3,055,853,456 1,416,562,911 (99,795,382) 1,316,767,529
Expanded Tech-Software Sector ....................................... 8,546,021,598 513,740,366 (1,126,655,140) (612,914,774)
North American Natural Resources ..................................... 577,670,517 72,637,527 (76,682,309) (4,044,782)
Semiconductor ................................................... 12,066,324,136 1,377,170,666 (574,787,439) 802,383,227
U.S. Digital Infrastructure and Real Estate ................................. 40,807,271 4,763,490 (2,239,943) 2,523,547

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
60
market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Biotechnology
Shares sold 38,000,000 $ 4,963,306,396 47,300,000 $ 5,905,319,995
Shares redeemed (44,500,000) (5,745,264,183) (51,300,000) (6,370,788,441)
(6,500,000) $ (781,957,787) (4,000,000) $ (465,468,446)

Notes to Financial Statements
(continued)
61
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
The Board authorized a stock split for the following Funds, effective after the close of trading on March 6, 2024, for the shareholders of record on March 4, 2024. The impact of the stock split was an increase in the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock split.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Expanded Tech Sector
Shares sold 7,850,000
(a)
$ 597,872,471 5,700,000
(a)
$ 292,277,292
Shares redeemed (7,150,000)
(a)
(533,315,554) (25,500,000)
(a)
(1,261,444,843)
700,000 $ 64,556,917 (19,800,000) $ (969,167,551)
Expanded Tech-Software Sector
Shares sold 143,350,000
(b)
$ 10,340,675,727 192,750,000
(b)
$ 10,559,918,140
Shares redeemed (144,450,000)
(b)
(10,510,203,859) (182,750,000)
(b)
(10,019,821,991)
(1,100,000) $ (169,528,132) 10,000,000 $ 540,096,149
North American Natural Resources
Shares sold 1,550,000 $ 63,568,112 8,300,000 $ 339,579,091
Shares redeemed (9,550,000) (373,071,002) (11,100,000) (422,788,296)
(8,000,000) $ (309,502,890) (2,800,000) $ (83,209,205)
Semiconductor
Shares sold 123,900,000
(c)
$ 22,043,609,910 77,400,000
(c)
$ 9,899,375,994
Shares redeemed (120,150,000)
(c)
(21,383,799,558) (81,750,000)
(c)
(10,443,083,276)
3,750,000 $ 659,810,352 (4,350,000) $ (543,707,282)
U.S. Digital Infrastructure and Real Estate
Shares sold — $ — 300,000 $ 21,073,892
Shares redeemed (900,000) (59,406,422) (1,000,000) (67,864,738)
(900,000) $ (59,406,422) (700,000) $ (46,790,846)
(a)
Share transactions reflect a six-for-one stock split effective after the close of trading on March 6, 2024.
(b)
Share transactions reflect a five-for-one stock split effective after the close of trading on March 6, 2024.
(c)
Share transactions reflect a three-for-one stock split effective after the close of trading on March 6, 2024.
IShares ETF Forward Share Split
Expanded Tech Sector .................................................................................................. 6 for 1
Expanded Tech-Software Sector ............................................................................................ 5 for 1
Semiconductor ....................................................................................................... 3 for 1

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Report To Shareholders
62
To the Board of Trustees of
iShares Trust and Shareholders of each of the six funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Biotechnology ETF
iShares Expanded Tech Sector ETF
iShares Expanded Tech-Software Sector ETF
iShares North American Natural Resources ETF
iShares Semiconductor ETF
iShares U.S. Digital Infrastructure and Real Estate ETF

Important Tax Information
(unaudited)
63
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Biotechnology ..................................................................................................... $ 43,578,813
Expanded Tech Sector ............................................................................................... 22,908,413
Expanded Tech-Software Sector ......................................................................................... 21,383,160
North American Natural Resources ....................................................................................... 16,661,795
Semiconductor .................................................................................................... 110,709,635
U.S. Digital Infrastructure and Real Estate .................................................................................. 426,138
iShares ETF
Qualified Business
Income
U.S. Digital Infrastructure and Real Estate .................................................................................. $ 90,123
iShares ETF
Dividends-Received
Deduction
Biotechnology ..................................................................................................... 100 .00%
Expanded Tech Sector ............................................................................................... 100 .00
North American Natural Resources ....................................................................................... 73 .18
Semiconductor .................................................................................................... 100 .00
U.S. Digital Infrastructure and Real Estate .................................................................................. 100 .00

Statement Regarding Liquidity Risk Management Program
(unaudited)
2024
iShares Annual Report to Shareholders
64
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Biotechnology ETF, iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF,
iShares North American Natural Resources ETF, iShares Semiconductor ETF and iShares U.S. Digital Infrastructure and Real Estate ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
65
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Biotechnology
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Biotechnology
(a)
....................... $ 0.358912 $ — $ 0.050413 $ 0.409325 88% —% 12% 100%
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Supplemental Information
(unaudited) (continued)
2024
iShares Annual Report to Shareholders
66
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was
USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Biotechnology ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)
67
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 404 funds as of March 31, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron
Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL
United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and
BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania
(since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund
(since 2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Stephen
Cohen
(b)
(1975)
Trustee (since
2024).
Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc. (since
2024); Senior Managing Director, Head of Europe, Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in EMEA of BlackRock,
Inc. (2017-2021); Global Head of Fixed Income Indexing of BlackRock, Inc. (2016-
2017); Chief Investment Strategist for International Fixed Income and iShares of
BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
2024
iShares Annual Report to Shareholders
68
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Director of WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of
Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-
2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan
(1980)
President (since
2024).
Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc. (2019-2022);
Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds,
BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of
BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020- 2021); Head of Developed Markets
Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco
Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as a Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as a Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as a Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as a Trustee of the Trust.
Independent Trustees
(continued)

General Information
69
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2024
iShares Annual Report to Shareholders
70
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares

iS-AR-313-0324
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by NYSE Group, Inc. or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares
Funds. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2024
2024 Annual Report
iShares Trust
iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities
(MSCI Europe, Australasia,
Far East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2024
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended March 31, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 29.29%. The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive backdrop for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. A strong labor market bolstered consumer spending, as employers continued to add jobs, and average hourly wages increased notably. Consumer spending was also supported by higher asset values, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
Despite high spending and healthy household balance sheets, consumer sentiment remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. While inflation declined early in the reporting period - decreasing from 4.9% in April 2023 to 3% in June 2023 - it remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, reaching the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. Projections released by the Fed late in the reporting period included several interest rate decreases later in 2024, as it forecast inflation would continue to moderate despite the robust economy.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense.
Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

Fund Summary
as of March 31, 2024
5
Fund Summary
iShares
®
S&P Mid-Cap 400 Growth ETF
Investment Objective
The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth Index
TM
(“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29 .11% 11 .84% 10 .19% 29 .11% 75 .01% 163 .97%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29 .01 11 .81 10 .18 29 .01 74 .76 163 .68
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29 .30 12 .04 10 .40 29 .30 76 .51 169 .03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,270.10 $ 0.96 $ 1,000.00 $ 1,024.15 $ 0.86 0 .17%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
6
iShares
®
S&P Mid-Cap 400 Growth ETF
Portfolio Management Commentary
Growth-oriented mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Growth stocks benefited from strong corporate earnings and the resilience of the U.S. economy in the face of higher interest rates.
The industrials sector was the largest contributor to the Index’s performance. Strong economic growth led to investor confidence that consumer demand would continue to expand, boosting earnings in the sector. Manufacturing output improved and suppliers’ delivery times shortened while moderating inflation also helped the sector by reducing cost pressures and allowing companies to maintain profitability. The capital goods industry advanced, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
The consumer discretionary sector also contributed significantly to the Index’s performance. The specialty retail industry posted a notable advance amid signs of improving retail sales. An upscale home furnishings company drove gains, as the company maintained high prices, leading to higher profits, despite a challenging sales environment featuring the slowest pace of home sales in nearly 30 years. The consumer durables industry also gained amid record revenues at footwear and apparel companies, helped by strong holiday sales.
The information technology sector also contributed, led by the technology hardware and equipment industry. Investor enthusiasm for artificial intelligence (“AI”) drove sharp stock price increases for companies involved in the new technology, including manufacturers of servers used in processing generative AI applications. As utilization of AI tools increased, construction and planning for the buildout of data centers surged, bolstering the stocks of companies that provide equipment used in data processing.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 28 .2%
Consumer Discretionary ............................ 17 .8
Information Technology ............................. 11 .7
Health Care .................................... 9 .4
Financials ...................................... 8 .7
Energy ........................................ 6 .5
Materials ...................................... 6 .0
Real Estate ..................................... 4 .7
Consumer Staples ................................ 4 .0
Utilities ........................................ 2 .1
Communication Services ............................ 0 .9
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Vistra Corp. ..................................... 1 .6%
Williams-Sonoma, Inc. .............................. 1 .4
Reliance, Inc. .................................... 1 .3
Carlisle Cos., Inc. ................................. 1 .3
GoDaddy, Inc. , Class A .............................. 1 .2
EMCOR Group, Inc. ................................ 1 .2
Graco, Inc. ...................................... 1 .1
Lennox International, Inc. ............................ 1 .1
Saia, Inc. ....................................... 1 .1
Pure Storage, Inc. , Class A ........................... 1 .1
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
7
Fund Summary
iShares
®
S&P Mid-Cap 400 Value ETF
Investment Objective
The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.03% 10.68% 8.97% 17.03% 66.06% 136.10%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.08 10.66 8.97 17.08 65.97 136.02
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17.20 10.88 9.18 17.20 67.56 140.78
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,182.10 $ 0.98 $ 1,000.00 $ 1,024.10 $ 0.91 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
8
iShares
®
S&P Mid-Cap 400 Value ETF
Portfolio Management Commentary
Value-oriented mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The financials sector contributed the most to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. The investment banking and brokerage industry was the largest source of strength, helped by higher revenues from wealth management and robust growth in client assets under management. The asset management and custody banks industry also gained, as a change in compensation structure at a prominent private equity group benefited investors. Within the insurance industry, higher premiums, greater income from investments amid higher bond yields, and slowing inflation in claim costs benefited property and casualty insurance stocks. While underwriting losses weighed on profitability amid severe storms, this was partially offset by premium growth.
The industrials sector also contributed to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, building products, manufacturing equipment, and tools.
As the U.S. economy continued to expand, consumers increased their spending at a robust pace, driving substantial gains in the consumer discretionary sector. Tight inventories, strong demand, and loosening monetary policy particularly benefited the homebuilding industry. An upscale home furnishings company drove gains in the specialty retail industry, as the company maintained high prices, leading to higher profits.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 23.8%
Industrials ...................................... 15.3
Consumer Discretionary ............................ 13.2
Real Estate ..................................... 9.9
Materials ...................................... 8.3
Information Technology ............................. 6.6
Health Care .................................... 6.4
Consumer Staples ................................ 5.5
Utilities ........................................ 4.8
Energy ........................................ 4.2
Communication Services ............................ 2.0
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Reinsurance Group of America, Inc. ..................... 1.0%
WP Carey, Inc. ................................... 1.0
US Foods Holding Corp. ............................. 0.9
Fidelity National Financial, Inc., Class A ................... 0.9
Regal Rexnord Corp. ............................... 0.9
Performance Food Group Co. ......................... 0.9
Cleveland-Cliffs, Inc. ............................... 0.9
Ally Financial, Inc. ................................. 0.9
Tenet Healthcare Corp. .............................. 0.8
BJ's Wholesale Club Holdings, Inc. ...................... 0.8
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
9
Fund Summary
iShares
®
S&P Small-Cap 600 Growth ETF
Investment Objective
The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19 .99% 8 .96% 9 .24% 19 .99% 53 .56% 142 .11%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20 .14 8 .95 9 .24 20 .14 53 .50 141 .92
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20 .12 9 .19 9 .46 20 .12 55 .19 146 .87
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,196.50 $ 0.99 $ 1,000.00 $ 1,024.10 $ 0.91 0 .18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
10
iShares
®
S&P Small-Cap 600 Growth ETF
Portfolio Management Commentary
Growth-oriented small-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Growth stocks benefited from strong corporate earnings and the resilience of the U.S. economy in the face of higher interest rates.
The industrials sector was the largest contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector. A key measure of confidence among purchasing managers in manufacturing rose to its highest level in nearly two years, as output improved and suppliers’ delivery times shortened.
Moderating inflation also helped the sector by reducing cost pressures and allowing companies to maintain profitability. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
The financials sector was another strong contributor to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. Regional banks gained amid the Fed’s monetary policy shift, as investors anticipated that looser financial conditions would benefit regional banks. The financials services industry advanced as mortgage servicing revenues rose, offsetting weaker revenues from mortgage originations amid higher mortgage rates.
The consumer discretionary sector also contributed. Despite rising interest rates and higher borrowing costs, consumer spending remained resilient, supported by strong household balance sheets, higher wages, and elevated asset prices. The homebuilding industry advanced, benefiting from tight inventories, strong demand, and loosening monetary policy.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 20 .3%
Consumer Discretionary ............................ 16 .8
Information Technology ............................. 14 .5
Health Care .................................... 11 .2
Financials ...................................... 10 .4
Energy ........................................ 7 .1
Materials ...................................... 6 .5
Real Estate ..................................... 5 .3
Communication Services ............................ 3 .3
Consumer Staples ................................ 2 .9
Utilities ........................................ 1 .7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Ensign Group, Inc. (The) ............................. 1 .2%
Fabrinet ........................................ 1 .2
SPS Commerce, Inc. ............................... 1 .1
ATI, Inc. ........................................ 1 .1
Meritage Homes Corp. .............................. 1 .1
Abercrombie & Fitch Co. , Class A ....................... 1 .1
Mueller Industries, Inc. .............................. 1 .0
Boise Cascade Co. ................................ 1 .0
Installed Building Products, Inc. ........................ 1 .0
AAON, Inc. ...................................... 1 .0
(a)
Excludes money market funds.

About Fund Performance
11
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
BWX Technologies, Inc. ............... 604,298 $ 62,013,061
Curtiss-Wright Corp. .................. 164,139 42,009,736
Hexcel Corp. ....................... 272,690 19,865,466
Woodward, Inc. ..................... 398,173 61,366,423
185,254,686
Air Freight & Logistics — 0.3%
GXO Logistics, Inc.
(a)
................. 494,871 26,604,265
Automobile Components — 0.9%
Autoliv, Inc. ........................ 291,418 35,095,470
Fox Factory Holding Corp.
(a) (b)
........... 105,479 5,492,292
Gentex Corp. ...................... 985,770 35,606,012
Visteon Corp.
(a)
..................... 82,803 9,738,461
85,932,235
Banks — 1.5%
Bank OZK ........................ 361,290 16,424,243
Commerce Bancshares, Inc. ............ 320,188 17,034,002
Cullen/Frost Bankers, Inc. .............. 178,063 20,044,552
East West Bancorp, Inc. ............... 502,534 39,755,465
First Financial Bankshares, Inc. .......... 340,259 11,163,898
Hancock Whitney Corp. ............... 295,349 13,597,868
International Bancshares Corp. .......... 152,168 8,542,711
Pinnacle Financial Partners, Inc. .......... 206,412 17,726,662
144,289,401
Beverages — 1.2%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 28,555 8,692,713
Celsius Holdings, Inc.
(a) (b)
............... 979,102 81,187,138
Coca-Cola Consolidated, Inc. ............ 30,947 26,193,850
116,073,701
Biotechnology — 2.8%
(a)
Arrowhead Pharmaceuticals, Inc. ......... 818,079 23,397,059
Cytokinetics, Inc. .................... 291,018 20,403,272
Exelixis, Inc. ....................... 2,002,116 47,510,213
Halozyme Therapeutics, Inc.
(b)
........... 872,298 35,485,083
Neurocrine Biosciences, Inc. ............ 657,086 90,625,301
Roivant Sciences Ltd. ................. 1,382,366 14,570,137
United Therapeutics Corp.
(b)
............. 139,644 32,079,020
264,070,085
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 406,718 32,362,551
Building Products — 6.5%
Advanced Drainage Systems, Inc. ........ 451,033 77,685,924
Carlisle Cos., Inc. ................... 320,649 125,646,311
Fortune Brands Innovations, Inc. ......... 333,063 28,200,444
Lennox International, Inc. .............. 211,466 103,356,122
Owens Corning ..................... 586,878 97,891,250
Simpson Manufacturing Co., Inc. ......... 281,788 57,817,262
Trex Co., Inc.
(a) (b)
.................... 717,098 71,530,525
UFP Industries, Inc. .................. 408,177 50,209,853
612,337,691
Capital Markets — 2.4%
Carlyle Group, Inc. (The) ............... 685,877 32,174,490
Evercore, Inc. , Class A ................ 157,919 30,413,620
Houlihan Lokey, Inc. , Class A ............ 344,163 44,118,255
Interactive Brokers Group, Inc. , Class A
(b)
.... 416,932 46,575,474
Morningstar, Inc. .................... 171,999 53,039,332
SEI Investments Co. .................. 328,874 23,646,040
229,967,211
Security
Shares
Shares Value
Chemicals — 2.5%
Arcadium Lithium plc
(a) (b)
............... 4,143,069 $ 17,856,627
Axalta Coating Systems Ltd.
(a) (b)
.......... 1,453,299 49,978,953
Cabot Corp. ....................... 245,123 22,600,341
NewMarket Corp. .................... 45,595 28,935,499
Olin Corp. ......................... 324,828 19,099,886
RPM International, Inc. ................ 459,537 54,661,926
Scotts Miracle-Gro Co. (The) ............ 104,806 7,817,479
Westlake Corp. ..................... 211,542 32,323,618
233,274,329
Commercial Services & Supplies — 2.2%
Brink's Co. (The) .................... 297,490 27,482,127
Clean Harbors, Inc.
(a) (b)
................ 332,152 66,865,519
MSA Safety, Inc. .................... 244,012 47,238,283
Tetra Tech, Inc. ..................... 353,058 65,213,343
206,799,272
Communications Equipment — 0.2%
Ciena Corp.
(a)
...................... 393,882 19,477,465
Construction & Engineering — 2.4%
AECOM .......................... 413,183 40,524,989
Comfort Systems USA, Inc. ............. 235,154 74,710,777
EMCOR Group, Inc. .................. 310,651 108,789,980
224,025,746
Construction Materials — 0.9%
Eagle Materials, Inc.
(b)
................. 227,488 61,819,864
Knife River Corp.
(a)
................... 266,003 21,567,523
83,387,387
Consumer Finance — 0.5%
FirstCash Holdings, Inc. ............... 244,251 31,151,772
SLM Corp. ........................ 582,092 12,683,785
43,835,557
Consumer Staples Distribution & Retail — 1.0%
Casey's General Stores, Inc. ............ 245,046 78,034,899
Sprouts Farmers Market, Inc.
(a) (b)
......... 275,429 17,759,662
95,794,561
Containers & Packaging — 0.7%
AptarGroup, Inc. .................... 257,199 37,008,364
Crown Holdings, Inc. ................. 371,505 29,445,486
66,453,850
Diversified Consumer Services — 1.2%
Grand Canyon Education, Inc.
(a)
.......... 195,177 26,585,059
H&R Block, Inc. ..................... 921,315 45,245,780
Service Corp. International ............. 497,567 36,924,447
108,755,286
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc. ............ 410,325 10,734,102
Electric Utilities — 0.1%
IDACORP, Inc. ..................... 130,002 12,075,886
Electrical Equipment — 1.3%
Acuity Brands, Inc. ................... 102,773 27,618,188
EnerSys .......................... 115,149 10,876,975
nVent Electric plc .................... 1,095,586 82,607,184
121,102,347
Electronic Equipment, Instruments & Components — 1.3%
Cognex Corp. ...................... 499,724 21,198,292
IPG Photonics Corp.
(a) (b)
............... 87,435 7,929,480
Littelfuse, Inc. ...................... 115,111 27,897,151
Novanta, Inc.
(a) (b)
.................... 137,152 23,970,055

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Vontier Corp. ....................... 1,019,092 $ 46,226,013
127,220,991
Energy Equipment & Services — 1.2%
ChampionX Corp. ................... 845,481 30,344,313
Valaris Ltd.
(a)
....................... 413,679 31,133,482
Weatherford International plc
(a)
........... 477,533 55,116,859
116,594,654
Entertainment — 0.2%
TKO Group Holdings, Inc. .............. 170,368 14,721,499
Financial Services — 1.4%
Equitable Holdings, Inc. ............... 433,692 16,484,633
Euronet Worldwide, Inc.
(a)
.............. 156,237 17,175,133
MGIC Investment Corp. ............... 684,831 15,312,821
Voya Financial, Inc. .................. 271,656 20,080,812
WEX, Inc.
(a) (b)
....................... 282,210 67,033,341
136,086,740
Food Products — 0.3%
Ingredion, Inc. ...................... 155,341 18,151,596
Lancaster Colony Corp. ............... 64,465 13,384,868
31,536,464
Ground Transportation — 2.0%
Avis Budget Group, Inc. ............... 121,836 14,920,036
Landstar System, Inc. ................. 161,409 31,113,199
Saia, Inc.
(a) (b)
....................... 175,307 102,554,595
XPO, Inc.
(a) (b)
....................... 360,369 43,975,829
192,563,659
Health Care Equipment & Supplies — 2.3%
(a)
Haemonetics Corp.
(b)
................. 201,197 17,172,164
Lantheus Holdings, Inc.
(b)
.............. 452,261 28,148,725
LivaNova plc ....................... 131,168 7,337,538
Masimo Corp.
(b)
..................... 181,723 26,686,022
Penumbra, Inc.
(b)
.................... 254,865 56,880,771
Shockwave Medical, Inc.
(b)
.............. 243,646 79,338,447
215,563,667
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.
(a) (b)
........... 608,940 48,240,227
Amedisys, Inc.
(a)
.................... 90,087 8,302,418
Chemed Corp. ...................... 59,676 38,307,815
Encompass Health Corp. .............. 297,870 24,598,104
HealthEquity, Inc.
(a) (b)
................. 289,767 23,653,680
Option Care Health, Inc.
(a)
.............. 642,968 21,565,147
Progyny, Inc.
(a) (b)
.................... 550,132 20,987,536
185,654,927
Health Care REITs — 0.2%
Omega Healthcare Investors, Inc. ......... 665,812 21,086,266
Health Care Technology — 0.1%
Doximity, Inc. , Class A
(a) (b)
.............. 403,106 10,847,582
Hotel & Resort REITs — 0.3%
Park Hotels & Resorts, Inc. ............. 1,386,611 24,251,826
Hotels, Restaurants & Leisure — 5.1%
Boyd Gaming Corp. .................. 458,819 30,887,695
Choice Hotels International, Inc. .......... 79,701 10,070,221
Churchill Downs, Inc.
(b)
................ 448,249 55,470,814
Hilton Grand Vacations, Inc.
(a) (b)
.......... 291,639 13,768,277
Hyatt Hotels Corp. , Class A
(b)
............ 292,010 46,610,636
Light & Wonder, Inc. , Class A
(a) (b)
......... 594,618 60,704,552
Planet Fitness, Inc. , Class A
(a) (b)
.......... 564,076 35,328,080
Texas Roadhouse, Inc. ................ 440,996 68,120,652
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co. .................. 334,754 $ 16,389,556
Vail Resorts, Inc. .................... 165,470 36,871,680
Wendy's Co. (The) ................... 598,368 11,273,253
Wingstop, Inc. ...................... 194,239 71,169,170
Wyndham Hotels & Resorts, Inc. ......... 362,351 27,810,439
484,475,025
Household Durables — 2.8%
KB Home ......................... 243,230 17,240,142
Tempur Sealy International, Inc. .......... 1,137,597 64,638,261
Toll Brothers, Inc. .................... 688,664 89,092,462
TopBuild Corp.
(a) (b)
................... 208,694 91,977,707
262,948,572
Independent Power and Renewable Electricity Producers — 1.6%
Vistra Corp. ....................... 2,219,400 154,581,210
Industrial REITs — 1.1%
EastGroup Properties, Inc. ............. 195,275 35,104,587
First Industrial Realty Trust, Inc. .......... 419,227 22,026,187
Rexford Industrial Realty, Inc. ........... 542,746 27,300,124
STAG Industrial, Inc. ................. 599,494 23,044,549
107,475,447
Insurance — 2.8%
Erie Indemnity Co. , Class A, NVS ......... 95,528 38,361,179
Kinsale Capital Group, Inc.
(b)
............ 145,370 76,281,454
Primerica, Inc. ...................... 231,344 58,520,778
RenaissanceRe Holdings Ltd. ........... 191,378 44,979,571
RLI Corp. ......................... 172,389 25,594,595
Selective Insurance Group, Inc. .......... 220,050 24,022,859
267,760,436
Interactive Media & Services — 0.1%
ZoomInfo Technologies, Inc.
(a)
........... 648,073 10,388,610
IT Services — 1.2%
GoDaddy, Inc. , Class A
(a)
............... 929,926 110,363,618
Leisure Products — 0.7%
Brunswick Corp. .................... 277,184 26,753,800
Mattel, Inc.
(a) (b)
...................... 1,025,242 20,310,044
YETI Holdings, Inc.
(a) (b)
................ 366,788 14,139,677
61,203,521
Life Sciences Tools & Services — 2.0%
Azenta, Inc.
(a) (b)
..................... 235,985 14,225,176
Bruker Corp. ....................... 367,421 34,515,529
Medpace Holdings, Inc.
(a)
.............. 153,986 62,233,442
Repligen Corp.
(a) (b)
................... 342,874 63,061,386
Sotera Health Co.
(a)
.................. 824,471 9,901,896
183,937,429
Machinery — 6.7%
Chart Industries, Inc.
(a) (b)
............... 277,271 45,672,079
Crane Co. ......................... 322,649 43,599,559
Donaldson Co., Inc. .................. 452,185 33,769,176
Esab Corp. ........................ 374,115 41,365,896
Flowserve Corp. .................... 389,892 17,810,267
Graco, Inc. ........................ 1,114,577 104,168,366
ITT, Inc. .......................... 542,140 73,747,304
Lincoln Electric Holdings, Inc. ........... 377,715 96,483,520
Middleby Corp. (The)
(a) (b)
............... 176,981 28,456,775
RBC Bearings, Inc.
(a) (b)
................ 191,433 51,753,912
Terex Corp. ........................ 247,345 15,929,018
Timken Co. (The) .................... 167,060 14,606,056
Toro Co. (The) ...................... 330,904 30,320,733

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Watts Water Technologies, Inc. , Class A ..... 180,722 $ 38,412,461
636,095,122
Marine Transportation — 0.2%
Kirby Corp.
(a)
....................... 163,910 15,623,901
Media — 0.5%
New York Times Co. (The) , Class A ........ 1,080,490 46,698,778
Metals & Mining — 1.7%
MP Materials Corp. , Class A
(a) (b)
.......... 379,380 5,425,134
Reliance, Inc. ...................... 379,505 126,822,981
Royal Gold, Inc. ..................... 225,572 27,476,925
159,725,040
Office REITs — 0.1%
COPT Defense Properties .............. 289,147 6,988,683
Oil, Gas & Consumable Fuels — 5.2%
Antero Midstream Corp. ............... 1,304,477 18,340,947
Chord Energy Corp. .................. 272,576 48,583,946
Civitas Resources, Inc. ................ 566,656 43,014,857
CNX Resources Corp.
(a) (b)
.............. 1,001,991 23,767,227
DT Midstream, Inc. ................... 403,414 24,648,595
Equitrans Midstream Corp. ............. 1,172,041 14,638,792
Matador Resources Co. ............... 731,629 48,850,868
Murphy Oil Corp. .................... 411,062 18,785,533
Ovintiv, Inc. ........................ 1,668,545 86,597,486
Permian Resources Corp. , Class A ........ 3,039,457 53,676,811
Range Resources Corp. ............... 1,593,437 54,862,036
Southwestern Energy Co.
(a)
............. 7,272,314 55,124,140
490,891,238
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................ 275,469 23,114,604
Personal Care Products — 1.4%
(a)
BellRing Brands, Inc.
(b)
................ 458,402 27,059,470
Coty, Inc. , Class A ................... 2,482,692 29,692,996
elf Beauty, Inc.
(b)
.................... 366,536 71,852,052
128,604,518
Pharmaceuticals — 0.2%
Jazz Pharmaceuticals plc
(a)
............. 174,562 21,020,756
Professional Services — 2.5%
CACI International, Inc. , Class A
(a)
........ 54,357 20,592,062
ExlService Holdings, Inc.
(a)
............. 619,637 19,704,457
Exponent, Inc. ...................... 170,359 14,086,986
FTI Consulting, Inc.
(a) (b)
................ 229,971 48,360,602
Insperity, Inc. ....................... 116,590 12,779,430
KBR, Inc. ......................... 410,084 26,105,947
Maximus, Inc. ...................... 294,199 24,683,296
Paylocity Holding Corp.
(a) (b)
............. 286,422 49,224,485
Science Applications International Corp. .... 120,639 15,730,119
231,267,384
Residential REITs — 1.0%
American Homes 4 Rent , Class A ......... 1,260,132 46,347,655
Equity LifeStyle Properties, Inc. .......... 787,871 50,738,892
97,086,547
Retail REITs — 0.4%
Brixmor Property Group, Inc. ............ 872,211 20,453,348
NNN REIT, Inc. ..................... 446,945 19,102,429
39,555,777
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 3.8%
Allegro MicroSystems, Inc.
(a) (b)
........... 164,880 $ 4,445,165
Cirrus Logic, Inc.
(a) (b)
.................. 203,008 18,790,420
Lattice Semiconductor Corp.
(a) (b)
.......... 911,456 71,303,203
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 227,686 21,775,889
MKS Instruments, Inc.
(b)
............... 203,412 27,053,796
Onto Innovation, Inc.
(a) (b)
............... 324,102 58,688,390
Power Integrations, Inc. ............... 187,492 13,415,053
Rambus, Inc.
(a) (b)
.................... 709,927 43,880,588
Silicon Laboratories, Inc.
(a) (b)
............. 210,629 30,271,600
Synaptics, Inc.
(a) (b)
................... 106,533 10,393,359
Universal Display Corp. ............... 287,707 48,464,244
Wolfspeed, Inc.
(a) (b)
................... 391,995 11,563,853
360,045,560
Software — 4.1%
Appfolio, Inc. , Class A
(a)
............... 135,013 33,313,108
Aspen Technology, Inc.
(a) (b)
.............. 92,321 19,690,223
Blackbaud, Inc.
(a) (b)
................... 172,051 12,755,861
CommVault Systems, Inc.
(a)
............. 172,839 17,531,060
Dolby Laboratories, Inc. , Class A ......... 223,713 18,740,438
Dropbox, Inc. , Class A
(a)
............... 1,691,676 41,107,727
Dynatrace, Inc.
(a)
.................... 1,583,229 73,525,155
Manhattan Associates, Inc.
(a)
............ 406,546 101,730,005
Qualys, Inc.
(a) (b)
..................... 242,907 40,533,891
Teradata Corp.
(a) (b)
................... 645,814 24,973,627
383,901,095
Specialized REITs — 1.5%
CubeSmart ........................ 816,668 36,929,727
EPR Properties ..................... 308,856 13,110,937
Gaming & Leisure Properties, Inc. ........ 758,183 34,929,491
Lamar Advertising Co. , Class A .......... 335,422 40,052,741
National Storage Affiliates Trust .......... 250,400 9,805,664
Rayonier, Inc. ...................... 341,165 11,340,325
146,168,885
Specialty Retail — 5.3%
Burlington Stores, Inc.
(a) (b)
.............. 253,333 58,821,389
Dick's Sporting Goods, Inc. ............. 203,598 45,781,046
Five Below, Inc.
(a) (b)
................... 364,462 66,106,118
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 703,726 91,216,964
Murphy USA, Inc. ................... 125,212 52,488,871
RH
(a) (b)
........................... 45,509 15,848,964
Valvoline, Inc.
(a)
..................... 856,126 38,157,536
Williams-Sonoma, Inc. ................ 423,576 134,498,087
502,918,975
Technology Hardware, Storage & Peripherals — 1.1%
Pure Storage, Inc. , Class A
(a)
............ 1,961,311 101,968,559
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.
(a)
................. 370,484 16,782,925
Columbia Sportswear Co. .............. 108,934 8,843,262
Crocs, Inc.
(a)
....................... 399,949 57,512,666
Skechers USA, Inc. , Class A
(a)
........... 882,190 54,042,960
137,181,813
Trading Companies & Distributors — 2.2%
Applied Industrial Technologies, Inc. ....... 255,347 50,443,800
Core & Main, Inc. , Class A
(a)
............. 642,054 36,757,592
GATX Corp. ....................... 87,074 11,670,528
MSC Industrial Direct Co., Inc. , Class A ..... 163,251 15,841,877
Watsco, Inc. ....................... 206,535 89,216,924
203,930,721

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Water Utilities — 0.3%
Essential Utilities, Inc. ................. 796,961 $ 29,527,405
Total Long-Term Investments — 99 .6%
(Cost: $ 7,060,489,136 ) ............................ 9,404,185,118
Short-Term Securities
Money Market Funds — 5.3%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 472,449,268 472,685,493
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 31,639,348 31,639,348
Total Short-Term Securities — 5 .3%
(Cost: $ 504,036,200 ) .............................. 504,324,841
Total Investments — 104 .9%
(Cost: $ 7,564,525,336 ) ............................ 9,908,509,959
Liabilities in Excess of Other Assets — (4.9) % ............. (467,136,740)
Net Assets — 100.0% ...............................
$ 9,441,373,219
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 464,469,730 $ 8,149,430
(a)
$ — $ 48,688 $ 17,645 $ 472,685,493 472,449,268 $ 1,091,148
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 8,491,759 23,147,589
(a)
— — — 31,639,348 31,639,348 1,199,082 —
$ 48,688 $ 17,645 $ 504,324,841 $ 2,290,230 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
16
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 30 06/21/24 $ 9,232 $ 289,197
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 20,252,227 $ 2,577,968
(c)
$ 22,876,699 0 .2%
Monthly
JPMorgan Chase
Bank NA
(d)
04/10/24 2,200,521 173,980
(e)
2,379,046 0 .0
$ 2,751,948 $ 25,255,745
(b) (d)
Range: 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) HSBC
(c)
Amount includes $(46,504) of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $(4,545) of net dividends and financing fees.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 601,860 $ 22,876,699 100 .0%
Net Value of Reference Entity — HSBC Bank plc $ 22,876,699
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date April 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Equitable Holdings, Inc. ..... 62,590 $ 2,379,046 100 .0%
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 2,379,046
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 2,751,948 $ —

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
17
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 289,197 $ — $ — $ — $ 289,197
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 2,751,948 — — — 2,751,948
$ — $ — $ 3,041,145 $ — $ — $ — $ 3,041,145
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,815,834 $ — $ — $ — $ 1,815,834
Swaps .............................. — — 1,817,628 — — — 1,817,628
$ — $ — $ 3,633,462 $ — $ — $ — $ 3,633,462
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (5,803) $ — $ — $ — $ (5,803)
Swaps .............................. — — 2,731,319 — — — 2,731,319
$ — $ — $ 2,725,516 $ — $ — $ — $ 2,725,516
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 12,380,860
Total return swaps
Average notional value ............................................................................................... $ 18,482,983
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 70 $ —
Swaps — OTC
(a)
.................................................................................... 2,751,948 —
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,752,018 $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(70) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,751,948 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Growth ETF
18
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
(c)
HSBC Bank plc ................................. $ 2,577,968 $ — $ — $ (2,260,000) $ 317,968
JPMorgan Chase Bank NA ......................... $ 173,980 $ — $ — $ — $ 173,980
$ 2,751,948 $ — $ — $ (2,260,000) $ 491,948
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,404,185,118 $ — $ — $ 9,404,185,118
Short-Term Securities
Money Market Funds ...................................... 504,324,841 — — 504,324,841
$ 9,908,509,959 $ — $ — $ 9,908,509,959
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 289,197 $ 2,751,948 $ — $ 3,041,145
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
Curtiss-Wright Corp. .................. 78,524 $ 20,097,433
Hexcel Corp. ....................... 252,492 18,394,042
38,491,475
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.
(a) (b)
................ 258,201 13,880,886
Automobile Components — 1.9%
Adient plc
(b)
........................ 535,425 17,626,191
Autoliv, Inc. ........................ 172,608 20,787,181
Fox Factory Holding Corp.
(a) (b)
........... 154,051 8,021,436
Gentex Corp. ...................... 492,696 17,796,180
Goodyear Tire & Rubber Co. (The)
(b)
....... 1,663,504 22,839,910
Lear Corp. ........................ 334,699 48,491,191
Visteon Corp.
(b)
..................... 89,741 10,554,439
146,116,528
Automobiles — 0.9%
Harley-Davidson, Inc. ................. 743,526 32,521,827
Thor Industries, Inc. .................. 312,833 36,707,824
69,229,651
Banks — 9.4%
Associated Banc-Corp. ................ 872,643 18,770,551
Bank OZK ........................ 296,280 13,468,889
Cadence Bank ..................... 1,068,868 30,997,172
Columbia Banking System, Inc. .......... 1,223,699 23,678,576
Commerce Bancshares, Inc. ............ 410,040 21,814,128
Cullen/Frost Bankers, Inc. .............. 218,471 24,593,280
East West Bancorp, Inc. ............... 380,328 30,087,748
First Financial Bankshares, Inc. .......... 452,081 14,832,778
First Horizon Corp. ................... 3,278,850 50,494,290
FNB Corp. ........................ 2,104,628 29,675,255
Glacier Bancorp, Inc. ................. 650,525 26,203,147
Hancock Whitney Corp. ............... 242,609 11,169,718
Home BancShares, Inc. ............... 1,099,541 27,015,722
International Bancshares Corp. .......... 178,475 10,019,586
New York Community Bancorp, Inc.
(a)
...... 4,221,969 13,594,740
Old National Bancorp ................. 1,716,933 29,891,804
Pinnacle Financial Partners, Inc. .......... 263,262 22,608,941
Prosperity Bancshares, Inc. ............. 549,843 36,168,673
SouthState Corp. .................... 445,548 37,884,946
Synovus Financial Corp. ............... 857,445 34,349,247
Texas Capital Bancshares, Inc.
(a) (b)
........ 277,138 17,057,844
UMB Financial Corp. ................. 256,233 22,289,709
United Bankshares, Inc. ............... 789,746 28,265,009
Valley National Bancorp ............... 2,502,062 19,916,413
Webster Financial Corp. ............... 1,009,329 51,243,633
Wintrust Financial Corp. ............... 358,967 37,472,565
Zions Bancorp NA ................... 869,152 37,721,197
721,285,561
Beverages — 0.1%
Boston Beer Co., Inc. (The) , Class A
(b)
...... 29,816 9,076,587
Biotechnology — 0.8%
(b)
Cytokinetics, Inc. .................... 316,359 22,179,929
Roivant Sciences Ltd. ................. 752,738 7,933,859
United Therapeutics Corp.
(a)
............. 151,636 34,833,822
64,947,610
Broadline Retail — 0.6%
Macy's, Inc. ....................... 1,607,917 32,142,261
Nordstrom, Inc. ..................... 570,028 11,554,467
43,696,728
Security
Shares
Shares Value
Building Products — 0.5%
Fortune Brands Innovations, Inc. ......... 443,860 $ 37,581,626
Capital Markets — 3.4%
Affiliated Managers Group, Inc. .......... 198,237 33,198,750
Carlyle Group, Inc. (The) ............... 660,410 30,979,833
Evercore, Inc. , Class A ................ 63,042 12,141,259
Federated Hermes, Inc. , Class B ......... 479,395 17,315,748
Interactive Brokers Group, Inc. , Class A
(a)
.... 257,410 28,755,271
Janus Henderson Group plc ............ 777,499 25,571,942
Jefferies Financial Group, Inc. ........... 995,151 43,886,159
SEI Investments Co. .................. 292,443 21,026,652
Stifel Financial Corp. ................. 598,636 46,795,376
259,670,990
Chemicals — 2.3%
Arcadium Lithium plc
(a) (b)
............... 2,356,404 10,156,101
Ashland, Inc. ....................... 293,836 28,610,811
Avient Corp. ....................... 534,819 23,211,145
Cabot Corp. ....................... 107,245 9,887,989
Chemours Co. (The) .................. 870,912 22,870,149
Olin Corp. ......................... 416,058 24,464,210
RPM International, Inc. ................ 347,787 41,369,264
Scotts Miracle-Gro Co. (The) ............ 152,639 11,385,343
171,955,012
Commercial Services & Supplies — 0.4%
Stericycle, Inc.
(a) (b)
................... 542,809 28,633,175
Communications Equipment — 0.6%
(b)
Ciena Corp. ....................... 501,970 24,822,416
Lumentum Holdings, Inc.
(a)
............. 395,825 18,742,314
43,564,730
Construction & Engineering — 2.3%
AECOM .......................... 430,468 42,220,302
Fluor Corp.
(b)
....................... 999,547 42,260,847
MasTec, Inc.
(b)
...................... 355,228 33,125,011
MDU Resources Group, Inc. ............ 1,194,693 30,106,264
Valmont Industries, Inc. ................ 122,562 27,978,453
175,690,877
Construction Materials — 0.1%
Knife River Corp.
(b)
................... 96,386 7,814,977
Consumer Finance — 1.1%
Ally Financial, Inc. ................... 1,592,628 64,644,770
SLM Corp. ........................ 775,482 16,897,753
81,542,523
Consumer Staples Distribution & Retail — 3.1%
(b)
BJ's Wholesale Club Holdings, Inc.
(a)
....... 782,513 59,197,108
Grocery Outlet Holding Corp.
(a)
........... 582,397 16,761,386
Performance Food Group Co. ........... 912,784 68,130,198
Sprouts Farmers Market, Inc. ............ 351,513 22,665,558
US Foods Holding Corp.
(a)
.............. 1,326,963 71,616,193
238,370,443
Containers & Packaging — 2.8%
AptarGroup, Inc. .................... 158,790 22,848,293
Berry Global Group, Inc. ............... 679,956 41,123,739
Crown Holdings, Inc. ................. 372,195 29,500,176
Graphic Packaging Holding Co. .......... 1,795,552 52,394,207
Greif, Inc. , Class A, NVS ............... 149,452 10,319,661
Silgan Holdings, Inc. .................. 474,826 23,057,550
Sonoco Products Co. ................. 574,683 33,239,665
212,483,291

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.6%
Graham Holdings Co. , Class B ........... 21,004 $ 16,124,351
Service Corp. International ............. 424,723 31,518,694
47,643,045
Diversified REITs — 0.9%
WP Carey, Inc. ..................... 1,282,893 72,406,481
Diversified Telecommunication Services — 0.5%
Frontier Communications Parent, Inc.
(a) (b)
.... 1,297,784 31,795,708
Iridium Communications, Inc. ............ 363,307 9,504,111
41,299,819
Electric Utilities — 1.6%
ALLETE, Inc. ...................... 337,210 20,111,205
IDACORP, Inc. ..................... 181,153 16,827,302
OGE Energy Corp. ................... 1,175,033 40,303,632
PNM Resources, Inc. ................. 503,605 18,955,692
Portland General Electric Co. ............ 593,333 24,919,986
121,117,817
Electrical Equipment — 1.8%
Acuity Brands, Inc. ................... 87,728 23,575,146
EnerSys .......................... 135,140 12,765,324
Regal Rexnord Corp. ................. 388,965 70,052,597
Sensata Technologies Holding plc ......... 887,961 32,623,687
139,016,754
Electronic Equipment, Instruments & Components — 3.5%
Arrow Electronics, Inc.
(b)
............... 315,696 40,870,004
Avnet, Inc. ........................ 530,143 26,284,490
Belden, Inc.
(a)
...................... 244,538 22,646,664
Cognex Corp. ...................... 565,580 23,991,904
Coherent Corp.
(b)
.................... 775,142 46,989,108
Crane NXT Co. ..................... 283,266 17,534,166
IPG Photonics Corp.
(b)
................ 95,386 8,650,556
Littelfuse, Inc. ...................... 43,831 10,622,443
Novanta, Inc.
(a) (b)
.................... 88,239 15,421,530
TD SYNNEX Corp. ................... 335,024 37,891,214
Vishay Intertechnology, Inc. ............. 740,573 16,796,196
267,698,275
Energy Equipment & Services — 0.8%
ChampionX Corp. ................... 369,973 13,278,331
NOV, Inc. ......................... 2,312,272 45,135,549
58,413,880
Entertainment — 0.2%
TKO Group Holdings, Inc. .............. 200,335 17,310,947
Financial Services — 1.8%
Equitable Holdings, Inc. ............... 298,094 11,330,553
Essent Group Ltd. ................... 624,883 37,186,787
Euronet Worldwide, Inc.
(a) (b)
............. 118,247 12,998,893
MGIC Investment Corp. ............... 991,165 22,162,449
Voya Financial, Inc. .................. 362,566 26,800,879
Western Union Co. (The) .............. 1,945,540 27,198,649
137,678,210
Food Products — 2.0%
Darling Ingredients, Inc.
(b)
.............. 935,934 43,530,290
Flowers Foods, Inc. .................. 1,127,115 26,768,981
Ingredion, Inc. ...................... 244,741 28,597,986
Lancaster Colony Corp. ............... 62,122 12,898,391
Pilgrim's Pride Corp.
(a) (b)
............... 236,570 8,119,083
Post Holdings, Inc.
(b)
.................. 295,340 31,388,735
151,303,466
Security
Shares
Shares Value
Gas Utilities — 2.0%
National Fuel Gas Co. ................ 540,387 $ 29,029,590
New Jersey Resources Corp. ............ 576,486 24,737,014
ONE Gas, Inc. ...................... 325,365 20,995,803
Southwest Gas Holdings, Inc. ........... 352,460 26,832,780
Spire, Inc. ......................... 322,577 19,796,551
UGI Corp. ......................... 1,229,383 30,169,059
151,560,797
Ground Transportation — 2.1%
Hertz Global Holdings, Inc.
(a) (b)
........... 768,408 6,016,635
Knight-Swift Transportation Holdings, Inc. ... 946,827 52,094,421
Landstar System, Inc. ................. 67,485 13,008,409
Ryder System, Inc. ................... 260,026 31,252,525
Werner Enterprises, Inc. ............... 372,224 14,561,403
XPO, Inc.
(a) (b)
....................... 361,219 44,079,554
161,012,947
Health Care Equipment & Supplies — 2.1%
(b)
Enovis Corp.
(a)
...................... 291,469 18,202,239
Envista Holdings Corp.
(a)
............... 1,006,378 21,516,362
Globus Medical, Inc. , Class A ............ 676,313 36,277,429
Haemonetics Corp.
(a)
................. 119,167 10,170,903
Integra LifeSciences Holdings Corp. ....... 399,090 14,147,741
LivaNova plc ....................... 199,114 11,138,437
Masimo Corp.
(a)
..................... 98,942 14,529,633
Neogen Corp.
(a)
..................... 1,156,071 18,242,800
QuidelOrtho Corp.
(a)
.................. 290,159 13,910,223
158,135,767
Health Care Providers & Services — 2.3%
Amedisys, Inc.
(b)
.................... 111,043 10,233,723
Chemed Corp. ...................... 35,351 22,692,867
Encompass Health Corp. .............. 323,476 26,712,648
HealthEquity, Inc.
(b)
................... 246,715 20,139,345
Option Care Health, Inc.
(b)
.............. 467,641 15,684,679
R1 RCM, Inc.
(b)
..................... 1,156,329 14,893,518
Tenet Healthcare Corp.
(b)
............... 595,780 62,622,436
172,979,216
Health Care REITs — 1.0%
Healthcare Realty Trust, Inc. , Class A ...... 2,234,491 31,618,048
Omega Healthcare Investors, Inc. ......... 849,014 26,888,273
Sabra Health Care REIT, Inc. ............ 1,356,659 20,037,853
78,544,174
Health Care Technology — 0.1%
Doximity, Inc. , Class A
(a) (b)
.............. 358,355 9,643,333
Hotels, Restaurants & Leisure — 1.9%
Aramark .......................... 1,540,137 50,085,255
Choice Hotels International, Inc.
(a)
......... 73,952 9,343,835
Hilton Grand Vacations, Inc.
(b)
........... 159,101 7,511,158
Marriott Vacations Worldwide Corp. ........ 193,787 20,876,674
Penn Entertainment, Inc.
(a) (b)
............ 874,103 15,917,416
Travel + Leisure Co. .................. 127,691 6,251,751
Vail Resorts, Inc. .................... 75,750 16,879,373
Wendy's Co. (The) ................... 450,881 8,494,598
Wyndham Hotels & Resorts, Inc. ......... 165,526 12,704,120
148,064,180
Household Durables — 1.6%
Helen of Troy Ltd.
(a) (b)
................. 139,314 16,054,545
KB Home ......................... 215,591 15,281,090
Leggett & Platt, Inc. .................. 782,639 14,987,537
Taylor Morrison Home Corp.
(b)
........... 631,046 39,232,130
Whirlpool Corp. ..................... 322,671 38,601,132
124,156,434

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc. ............... 315,144 $ 20,859,381
Industrial REITs — 1.3%
EastGroup Properties, Inc. ............. 106,352 19,118,899
First Industrial Realty Trust, Inc. .......... 403,575 21,203,830
Rexford Industrial Realty, Inc. ........... 753,586 37,905,376
STAG Industrial, Inc. ................. 532,632 20,474,374
98,702,479
Insurance — 6.7%
American Financial Group, Inc. .......... 382,740 52,236,355
Brighthouse Financial, Inc.
(b)
............ 376,674 19,413,778
CNO Financial Group, Inc. .............. 639,096 17,562,358
Erie Indemnity Co. , Class A, NVS ......... 61,463 24,681,697
Fidelity National Financial, Inc. , Class A ..... 1,324,770 70,345,287
First American Financial Corp. ........... 605,336 36,955,763
Hanover Insurance Group, Inc. (The) ...... 210,030 28,599,785
Kemper Corp. ...................... 354,669 21,961,105
Old Republic International Corp. .......... 1,530,354 47,012,475
Reinsurance Group of America, Inc. ....... 386,653 74,577,631
RenaissanceRe Holdings Ltd. ........... 139,114 32,695,963
RLI Corp. ......................... 82,471 12,244,469
Selective Insurance Group, Inc. .......... 160,096 17,477,680
Unum Group ....................... 1,001,482 53,739,524
509,503,870
Interactive Media & Services — 0.5%
(a)(b)
Ziff Davis, Inc. ...................... 269,787 17,007,372
ZoomInfo Technologies, Inc. ............ 1,164,632 18,669,051
35,676,423
IT Services — 0.4%
Kyndryl Holdings, Inc.
(b)
................ 1,349,956 29,375,043
Leisure Products — 1.0%
Brunswick Corp. .................... 157,424 15,194,564
Mattel, Inc.
(a) (b)
...................... 1,160,675 22,992,972
Polaris, Inc. ........................ 311,434 31,180,772
YETI Holdings, Inc.
(a) (b)
................ 183,410 7,070,456
76,438,764
Life Sciences Tools & Services — 0.4%
Azenta, Inc.
(a) (b)
..................... 117,780 7,099,778
Bruker Corp. ....................... 217,635 20,444,632
27,544,410
Machinery — 2.9%
AGCO Corp. ....................... 364,621 44,855,675
Donaldson Co., Inc. .................. 303,076 22,633,716
Flowserve Corp. .................... 423,381 19,340,044
Middleby Corp. (The)
(a) (b)
............... 157,238 25,282,298
Oshkosh Corp. ..................... 383,907 47,877,042
Terex Corp. ........................ 172,955 11,138,302
Timken Co. (The) .................... 232,287 20,308,852
Toro Co. (The) ...................... 318,412 29,176,092
220,612,021
Marine Transportation — 0.3%
Kirby Corp.
(b)
....................... 201,100 19,168,852
Media — 0.8%
Cable One, Inc. ..................... 26,696 11,295,879
Nexstar Media Group, Inc. .............. 189,111 32,581,934
TEGNA, Inc. ....................... 1,155,597 17,264,619
61,142,432
Security
Shares
Shares Value
Metals & Mining — 2.9%
Alcoa Corp. ........................ 1,047,050 $ 35,379,820
Cleveland-Cliffs, Inc.
(a) (b)
............... 2,923,335 66,476,638
Commercial Metals Co. ................ 683,463 40,167,121
MP Materials Corp. , Class A
(a) (b)
.......... 507,004 7,250,157
Royal Gold, Inc. ..................... 184,994 22,534,119
United States Steel Corp. .............. 1,312,567 53,526,482
225,334,337
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Annaly Capital Management, Inc. ......... 2,933,843 57,767,369
Starwood Property Trust, Inc. ............ 1,745,737 35,490,833
93,258,202
Multi-Utilities — 0.5%
Black Hills Corp. .................... 398,914 21,780,704
Northwestern Energy Group, Inc. ......... 359,321 18,300,219
40,080,923
Office REITs — 1.1%
COPT Defense Properties .............. 401,557 9,705,633
Cousins Properties, Inc. ............... 887,265 21,329,850
Kilroy Realty Corp. ................... 626,414 22,820,262
Vornado Realty Trust ................. 937,957 26,985,023
80,840,768
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp. ............... 839,256 11,799,939
Antero Resources Corp.
(a) (b)
............. 1,658,130 48,085,770
Chesapeake Energy Corp.
(a)
............ 652,240 57,938,479
DT Midstream, Inc. ................... 210,507 12,861,978
Equitrans Midstream Corp. ............. 1,499,425 18,727,818
HF Sinclair Corp. .................... 915,199 55,250,564
Murphy Oil Corp. .................... 485,139 22,170,852
PBF Energy, Inc. , Class A .............. 638,061 36,733,172
263,568,572
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 131,792 11,058,667
Personal Care Products — 0.3%
BellRing Brands, Inc.
(a) (b)
............... 361,209 21,322,167
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc
(b)
............. 214,244 25,799,263
Perrigo Co. plc ..................... 794,986 25,590,599
51,389,862
Professional Services — 3.0%
ASGN, Inc.
(b)
....................... 276,910 29,009,092
CACI International, Inc. , Class A
(a) (b)
....... 82,331 31,189,453
Concentrix Corp. .................... 275,853 18,266,986
ExlService Holdings, Inc.
(b)
............. 416,166 13,234,079
Exponent, Inc. ...................... 145,526 12,033,545
Genpact Ltd. ....................... 968,802 31,922,026
Insperity, Inc. ....................... 103,916 11,390,233
KBR, Inc. ......................... 427,699 27,227,318
ManpowerGroup, Inc. ................. 286,350 22,232,214
Maximus, Inc. ...................... 96,457 8,092,742
Science Applications International Corp. .... 198,545 25,888,282
230,485,970
Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.
(b)
.............. 279,099 54,449,424
Residential REITs — 1.3%
American Homes 4 Rent , Class A ......... 746,369 27,451,452
Apartment Income REIT Corp. ........... 847,645 27,523,033
Equity LifeStyle Properties, Inc. .......... 393,794 25,360,333

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs (continued)
Independence Realty Trust, Inc. .......... 1,316,691 $ 21,238,226
101,573,044
Retail REITs — 1.5%
Agree Realty Corp. .................. 588,223 33,599,298
Brixmor Property Group, Inc. ............ 987,655 23,160,510
Kite Realty Group Trust ................ 1,287,088 27,904,068
NNN REIT, Inc. ..................... 674,282 28,818,812
113,482,688
Semiconductors & Semiconductor Equipment — 1.5%
Allegro MicroSystems, Inc.
(a) (b)
........... 272,062 7,334,792
Amkor Technology, Inc. ................ 605,592 19,524,286
Cirrus Logic, Inc.
(b)
................... 136,070 12,594,639
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 118,895 11,371,118
MKS Instruments, Inc.
(a)
............... 188,077 25,014,241
Power Integrations, Inc. ............... 166,808 11,935,112
Synaptics, Inc.
(a) (b)
................... 135,954 13,263,672
Wolfspeed, Inc.
(a) (b)
................... 392,332 11,573,794
112,611,654
Software — 0.6%
Aspen Technology, Inc.
(a) (b)
.............. 82,025 17,494,292
Blackbaud, Inc.
(b)
.................... 93,649 6,943,137
CommVault Systems, Inc.
(b)
............. 102,465 10,393,025
Dolby Laboratories, Inc. , Class A ......... 150,111 12,574,798
47,405,252
Specialized REITs — 1.9%
CubeSmart ........................ 593,654 26,845,034
EPR Properties ..................... 168,238 7,141,703
Gaming & Leisure Properties, Inc. ........ 892,914 41,136,548
Lamar Advertising Co. , Class A .......... 215,807 25,769,514
National Storage Affiliates Trust .......... 231,116 9,050,503
PotlatchDeltic Corp. .................. 465,614 21,893,170
Rayonier, Inc. ...................... 496,213 16,494,120
148,330,592
Specialty Retail — 3.1%
AutoNation, Inc.
(a) (b)
.................. 152,170 25,196,309
Burlington Stores, Inc.
(b)
............... 150,048 34,839,645
Dick's Sporting Goods, Inc. ............. 160,407 36,069,118
GameStop Corp. , Class A
(a) (b)
............ 1,575,205 19,721,567
Gap, Inc. (The) ..................... 1,261,838 34,763,637
Lithia Motors, Inc. , Class A ............. 161,490 48,585,881
Penske Automotive Group, Inc. .......... 114,355 18,524,366
RH
(a) (b)
........................... 49,380 17,197,079
234,897,602
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.
(b)
................. 355,498 16,104,059
Carter's, Inc. ....................... 216,079 18,297,570
Columbia Sportswear Co. .............. 105,221 8,541,841
PVH Corp. ........................ 349,967 49,208,860
Under Armour, Inc. , Class A
(a) (b)
.......... 1,107,676 8,174,649
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 1,119,550 7,993,587
108,320,566
Trading Companies & Distributors — 1.3%
Core & Main, Inc. , Class A
(b)
............. 430,323 24,635,992
GATX Corp. ....................... 131,215 17,586,746
MSC Industrial Direct Co., Inc. , Class A ..... 123,291 11,964,159
WESCO International, Inc. .............. 257,405 44,088,328
98,275,225
Security
Shares
Shares Value
Water Utilities — 0.4%
Essential Utilities, Inc. ................. 767,058 $ 28,419,499
Total Long-Term Investments — 99 .3%
(Cost: $ 7,012,109,903 ) ............................ 7,586,146,901
Short-Term Securities
Money Market Funds — 4.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 253,427,540 253,554,253
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 52,737,987 52,737,987
Total Short-Term Securities — 4 .0%
(Cost: $ 306,144,901 ) .............................. 306,292,240
Total Investments — 103 .3%
(Cost: $ 7,318,254,804 ) ............................ 7,892,439,141
Liabilities in Excess of Other Assets — (3.3) % ............. (249,481,004)
Net Assets — 100.0% ...............................
$ 7,642,958,137
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
23
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 621,271,900 $ — $ (367,822,396)
(a)
$ 138,669 $ (33,920) $ 253,554,253 253,427,540 $ 1,891,388
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,164,805 28,573,182
(a)
— — — 52,737,987 52,737,987 1,830,462 —
$ 138,669 $ (33,920) $ 306,292,240 $ 3,721,850 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 56 06/21/24 $ 17,233 $ 563,404
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 7,711,054 $ 657,165
(c)
$ 8,303,014 0 .1%
Monthly HSBC Bank plc
(d)
02/10/28 20,529,901 2,579,195
(e)
23,099,567 0 .3
Monthly
JPMorgan Chase
Bank NA
(f)
04/10/24 5,325,123 541,291
(g)
5,528,914 0 .1
$ 3,777,651 $ 36,931,495
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $65,205 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $9,529 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $337,500 of net dividends and financing fees.

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
24
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Insurance
$
Fidelity National Financial, Inc. 154,944 $ 8,227,526 99 .1%
Financial Services
Equitable Holdings, Inc. ..... 1,986 75,488 0 .9
Total Reference Entity — Long ............ 8,303,014
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 8,303,014
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Insurance
$
Fidelity National Financial, Inc. 29,307 1,556,202 6 .7
Financial Services
Equitable Holdings, Inc. ..... 564,624 21,461,358 92 .9
Western Union Co. (The) .... 5,866 82,007 0 .4
21,543,365
Total Reference Entity — Long ............ 23,099,567
Net Value of Reference Entity — HSBC Bank plc $ 23,099,567
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date April 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Cadence Bank ........... 2,781 80,649 1 .5
New York Community Bancorp,
Inc. ................. 23,199 74,701 1 .3
155,350
Financial Services
Western Union Co. (The) .... 104,889 1,466,348 26 .5
Insurance
Fidelity National Financial, Inc. 7,827 415,614 7 .5
Unum Group ............ 65,069 3,491,602 63 .2
3,907,216
Total Reference Entity — Long ............ 5,528,914
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 5,528,914

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
25
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 3,777,651 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 563,404 $ — $ — $ — $ 563,404
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 3,777,651 — — — 3,777,651
$ — $ — $ 4,341,055 $ — $ — $ — $ 4,341,055
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 1,886,823 $ — $ — $ — $ 1,886,823
Swaps .............................. — — 3,551,984 — — — 3,551,984
$ — $ — $ 5,438,807 $ — $ — $ — $ 5,438,807
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 37,223 $ — $ — $ — $ 37,223
Swaps .............................. — — 3,793,740 — — — 3,793,740
$ — $ — $ 3,830,963 $ — $ — $ — $ 3,830,963
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 16,247,700
Total return swaps
Average notional value ............................................................................................... $ 36,584,294

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Mid-Cap 400 Value ETF
26
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 59
Swaps — OTC
(a)
.................................................................................... 3,777,651 —
Total d erivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,777,651 $ 59
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (59)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,777,651 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
(c)
Goldman Sachs Bank USA ......................... $ 657,165 $ — $ — $ — $ 657,165
HSBC Bank plc ................................. $ 2,579,195 $ — $ — $ (2,170,000) $ 409,195
JPMorgan Chase Bank NA ......................... 541,291 — — (410,000) 131,291
$ 3,777,651 $ — $ — $ (2,580,000) $ 1,197,651
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,586,146,901 $ — $ — $ 7,586,146,901
Short-Term Securities
Money Market Funds ...................................... 306,292,240 — — 306,292,240
$ 7,892,439,141 $ — $ — $ 7,892,439,141
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 563,404 $ 3,777,651 $ — $ 4,341,055
$ 563,404 $ 3,777,651 $ — $ 4,341,055
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
AAR Corp.
(a)(b)
...................... 233,553 $ 13,982,818
AeroVironment, Inc.
(a)(b)
................ 273,998 41,998,413
Moog, Inc. , Class A .................. 281,074 44,873,464
National Presto Industries, Inc. ........... 22,497 1,885,249
102,739,944
Automobile Components — 1.4%
Dorman Products, Inc.
(b)
............... 191,740 18,481,819
Gentherm, Inc.
(a)(b)
................... 147,468 8,491,207
LCI Industries ...................... 156,446 19,252,245
Patrick Industries, Inc. ................ 203,381 24,297,928
XPEL, Inc.
(a)(b)(c)
..................... 207,959 11,233,945
81,757,144
Automobiles — 0.2%
Winnebago Industries, Inc. ............. 160,051 11,843,774
Banks — 4.0%
Axos Financial, Inc.
(b)
................. 310,133 16,759,587
BancFirst Corp. ..................... 87,820 7,730,795
Bancorp, Inc. (The)
(a)(b)
................ 511,373 17,110,541
Bank of Hawaii Corp. ................. 151,179 9,432,058
Berkshire Hills Bancorp, Inc. ............ 199,743 4,578,109
Cathay General Bancorp ............... 324,646 12,281,358
City Holding Co. .................... 84,612 8,818,263
Customers Bancorp, Inc.
(b)
.............. 276,300 14,660,478
First BanCorp ...................... 1,605,798 28,165,697
First Commonwealth Financial Corp. ....... 446,594 6,216,588
Lakeland Financial Corp. ............... 113,648 7,537,135
OFG Bancorp ...................... 451,204 16,608,819
Park National Corp. .................. 57,487 7,809,609
Pathward Financial, Inc. ............... 247,558 12,496,728
Preferred Bank ..................... 118,813 9,121,274
S&T Bancorp, Inc. ................... 192,672 6,180,918
ServisFirst Bancshares, Inc. ............ 220,295 14,618,776
Southside Bancshares, Inc. ............. 109,430 3,198,639
Triumph Financial, Inc.
(a)(b)
.............. 210,717 16,714,072
Westamerica BanCorp ................ 154,558 7,554,795
WSFS Financial Corp. ................ 248,334 11,209,797
238,804,036
Beverages — 0.2%
MGP Ingredients, Inc.
(a)
................ 88,623 7,633,099
National Beverage Corp.
(b)
.............. 126,673 6,011,900
13,644,999
Biotechnology — 2.0%
(b)
Alkermes plc ....................... 1,044,021 28,261,649
Arcus Biosciences, Inc.
(a)
............... 218,895 4,132,738
Catalyst Pharmaceuticals, Inc.
(a)
.......... 1,093,243 17,426,293
Dynavax Technologies Corp.
(a)
........... 1,263,544 15,680,581
Ironwood Pharmaceuticals, Inc. , Class A .... 765,533 6,667,792
Myriad Genetics, Inc.
(a)
................ 424,065 9,041,066
REGENXBIO, Inc.
(a)
.................. 172,267 3,629,666
Vericel Corp.
(a)
...................... 466,517 24,268,214
Xencor, Inc. ....................... 309,430 6,847,686
115,955,685
Building Products — 3.4%
AAON, Inc.
(a)
....................... 659,168 58,072,701
American Woodmark Corp.
(b)
............ 87,727 8,918,327
Apogee Enterprises, Inc. ............... 98,015 5,802,488
Armstrong World Industries, Inc. .......... 431,866 53,646,394
AZZ, Inc. ......................... 245,886 19,009,447
Gibraltar Industries, Inc.
(b)
.............. 297,515 23,958,883
Security
Shares
Shares Value
Building Products (continued)
Griffon Corp. ....................... 254,784 $ 18,685,858
Insteel Industries, Inc. ................. 121,155 4,630,544
Quanex Building Products Corp. .......... 224,607 8,631,647
201,356,289
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc. , Class
A ............................ 371,237 16,991,517
BGC Group, Inc. , Class A .............. 1,506,616 11,706,406
Brightsphere Investment Group, Inc. ....... 192,283 4,391,744
Donnelley Financial Solutions, Inc.
(b)
....... 241,856 14,997,491
Moelis & Co. , Class A ................. 207,041 11,753,718
Piper Sandler Cos. ................... 73,039 14,497,511
PJT Partners, Inc. , Class A ............. 93,639 8,826,412
Virtus Investment Partners, Inc. .......... 41,593 10,314,232
WisdomTree, Inc. .................... 1,079,366 9,919,373
103,398,404
Chemicals — 2.1%
Balchem Corp. ..................... 176,866 27,405,387
Hawkins, Inc. ...................... 186,689 14,337,715
HB Fuller Co. ...................... 259,645 20,704,092
Innospec, Inc. ...................... 153,582 19,802,863
Koppers Holdings, Inc. ................ 108,907 6,008,399
Minerals Technologies, Inc. ............. 159,061 11,974,112
Quaker Chemical Corp. ............... 70,393 14,448,163
Sensient Technologies Corp. ............ 177,587 12,287,245
126,967,976
Commercial Services & Supplies — 1.2%
Brady Corp. , Class A, NVS ............. 285,587 16,929,597
HNI Corp. ......................... 273,188 12,328,974
Liquidity Services, Inc.
(b)
............... 221,792 4,125,331
Matthews International Corp. , Class A ...... 192,434 5,980,849
UniFirst Corp.
(a)
..................... 60,562 10,503,268
Vestis Corp.
(a)
...................... 683,732 13,175,516
Viad Corp.
(b)
....................... 204,485 8,075,113
71,118,648
Communications Equipment — 0.4%
(b)
Calix, Inc. ......................... 280,788 9,310,930
Extreme Networks, Inc. ................ 755,010 8,712,816
Harmonic, Inc.
(a)
..................... 593,346 7,974,570
25,998,316
Construction & Engineering — 1.1%
Arcosa, Inc. ....................... 281,893 24,203,333
Granite Construction, Inc. .............. 219,018 12,512,498
MYR Group, Inc.
(a)(b)
.................. 163,344 28,871,052
65,586,883
Consumer Finance — 0.3%
PROG Holdings, Inc. ................. 437,165 15,055,963
World Acceptance Corp.
(b)
.............. 32,826 4,759,113
19,815,076
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) ................. 163,142 9,359,456
Containers & Packaging — 0.3%
Myers Industries, Inc. ................. 178,875 4,144,534
Sealed Air Corp. .................... 298,981 11,122,093
15,266,627
Diversified Consumer Services — 1.5%
Adtalem Global Education, Inc.
(b)
......... 384,195 19,747,623
Frontdoor, Inc.
(b)
..................... 778,315 25,357,503
Mister Car Wash, Inc.
(a)(b)
............... 415,266 3,218,311

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Perdoceo Education Corp. .............. 357,592 $ 6,279,316
Strategic Education, Inc. ............... 87,183 9,077,494
Stride, Inc.
(a)(b)
...................... 389,026 24,528,089
88,208,336
Diversified REITs — 0.4%
Armada Hoffler Properties, Inc. .......... 282,729 2,940,382
Essential Properties Realty Trust, Inc. ...... 793,078 21,143,459
24,083,841
Diversified Telecommunication Services — 0.6%
(a)
Cogent Communications Holdings, Inc. ..... 411,788 26,902,110
Shenandoah Telecommunications Co. ...... 491,339 8,534,558
35,436,668
Electric Utilities — 0.9%
MGE Energy, Inc. .................... 194,423 15,304,978
Otter Tail Corp. ..................... 407,730 35,227,872
50,532,850
Electrical Equipment — 1.0%
Encore Wire Corp.
(a)
.................. 154,214 40,524,355
Powell Industries, Inc. ................. 90,131 12,825,641
Vicor Corp.
(b)
....................... 118,115 4,516,718
57,866,714
Electronic Equipment, Instruments & Components — 4.6%
Advanced Energy Industries, Inc.
(a)
........ 225,945 23,041,871
Arlo Technologies, Inc.
(a)(b)
.............. 925,009 11,701,364
Badger Meter, Inc. ................... 287,232 46,477,010
CTS Corp.
(a)
....................... 170,563 7,980,643
ePlus, Inc.
(a)(b)
...................... 158,875 12,478,043
Fabrinet
(b)
......................... 355,222 67,144,062
Insight Enterprises, Inc.
(a)(b)
............. 176,256 32,699,013
Itron, Inc.
(b)
........................ 217,903 20,160,386
Knowles Corp.
(b)
.................... 357,067 5,748,779
OSI Systems, Inc.
(b)
.................. 153,299 21,894,163
Plexus Corp.
(b)
...................... 119,327 11,314,586
Rogers Corp.
(a)(b)
.................... 109,734 13,024,328
273,664,248
Energy Equipment & Services — 2.5%
Archrock, Inc. ...................... 1,342,428 26,405,559
Core Laboratories, Inc.
(a)
............... 204,031 3,484,849
Helix Energy Solutions Group, Inc.
(b)
....... 1,384,826 15,011,514
Helmerich & Payne, Inc. ............... 523,046 21,999,315
Liberty Energy, Inc. , Class A ............ 1,482,696 30,721,461
Oceaneering International, Inc.
(a)(b)
........ 984,598 23,039,593
Patterson-UTI Energy, Inc. ............. 1,727,454 20,625,801
RPC, Inc. ......................... 831,644 6,436,924
147,725,016
Entertainment — 0.9%
Cinemark Holdings, Inc.
(a)(b)
............. 1,040,189 18,692,197
Madison Square Garden Sports Corp.
(b)
..... 163,225 30,118,277
Marcus Corp. (The) .................. 127,278 1,814,984
50,625,458
Financial Services — 1.2%
EVERTEC, Inc. ..................... 631,777 25,207,903
NMI Holdings, Inc. , Class A
(b)
............ 516,991 16,719,489
Payoneer Global, Inc.
(b)
................ 927,878 4,509,487
Radian Group, Inc. ................... 294,094 9,843,326
Walker & Dunlop, Inc. ................. 140,603 14,209,339
70,489,544
Security
Shares
Shares Value
Food Products — 1.2%
Cal-Maine Foods, Inc. ................. 397,345 $ 23,383,753
J & J Snack Foods Corp. ............... 151,555 21,908,791
John B Sanfilippo & Son, Inc. ............ 46,933 4,971,143
Simply Good Foods Co. (The)
(a)(b)
......... 561,082 19,093,621
Tootsie Roll Industries, Inc. ............. 107,531 3,444,218
72,801,526
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............. 97,806 10,494,584
Ground Transportation — 0.9%
ArcBest Corp. ...................... 231,300 32,960,250
Heartland Express, Inc.
(a)
.............. 250,085 2,986,015
Marten Transport Ltd. ................. 267,760 4,948,205
RXO, Inc.
(a)(b)
....................... 526,214 11,508,300
52,402,770
Health Care Equipment & Supplies — 3.5%
Artivion, Inc.
(b)
...................... 208,468 4,411,183
CONMED Corp. ..................... 300,607 24,072,609
Glaukos Corp.
(a)(b)
.................... 477,028 44,978,970
Inari Medical, Inc.
(b)
.................. 285,640 13,705,007
Integer Holdings Corp.
(a)(b)
.............. 325,774 38,011,310
LeMaitre Vascular, Inc. ................ 193,684 12,852,870
Merit Medical Systems, Inc.
(a)(b)
........... 333,061 25,229,371
OraSure Technologies, Inc.
(a)(b)
........... 725,179 4,459,851
STAAR Surgical Co.
(a)(b)
................ 291,016 11,140,092
Tandem Diabetes Care, Inc.
(a)(b)
.......... 293,219 10,382,885
UFP Technologies, Inc.
(b)
............... 68,930 17,384,146
206,628,294
Health Care Providers & Services — 3.6%
Addus HomeCare Corp.
(b)
.............. 65,711 6,790,575
AMN Healthcare Services, Inc.
(b)
.......... 199,473 12,469,057
Astrana Health, Inc.
(a)(b)
................ 411,641 17,284,806
CorVel Corp.
(a)(b)
..................... 88,561 23,288,001
Ensign Group, Inc. (The) ............... 549,906 68,419,305
National HealthCare Corp. .............. 62,550 5,911,600
NeoGenomics, Inc.
(a)(b)
................ 1,249,831 19,647,343
Privia Health Group, Inc.
(a)(b)
............. 1,007,043 19,727,972
RadNet, Inc.
(b)
...................... 638,060 31,048,000
US Physical Therapy, Inc. .............. 80,574 9,094,387
213,681,046
Health Care REITs — 0.5%
CareTrust REIT, Inc. .................. 806,091 19,644,438
Community Healthcare Trust, Inc. ......... 94,768 2,516,090
LTC Properties, Inc. .................. 175,728 5,712,917
Universal Health Realty Income Trust ...... 59,550 2,186,081
30,059,526
Health Care Technology — 0.4%
Certara, Inc.
(a)(b)
..................... 607,191 10,856,575
HealthStream, Inc. ................... 125,720 3,351,695
Schrodinger, Inc.
(a)(b)
.................. 299,409 8,084,043
Simulations Plus, Inc.
(a)
................ 93,249 3,837,197
26,129,510
Hotel & Resort REITs — 1.5%
Apple Hospitality REIT, Inc. ............. 2,083,584 34,129,106
DiamondRock Hospitality Co. ............ 2,055,193 19,750,405
Summit Hotel Properties, Inc. ............ 538,420 3,505,114
Sunstone Hotel Investors, Inc. ........... 2,008,243 22,371,827
Xenia Hotels & Resorts, Inc. ............ 606,727 9,106,972
88,863,424

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.6%
Bloomin' Brands, Inc. ................. 415,823 $ 11,925,804
Brinker International, Inc.
(a)(b)
............ 181,577 9,020,745
Cheesecake Factory, Inc. (The) .......... 210,038 7,592,874
Chuy's Holdings, Inc.
(a)(b)
............... 98,131 3,309,959
Dave & Buster's Entertainment, Inc.
(a)(b)
..... 315,233 19,733,586
Dine Brands Global, Inc. ............... 64,913 3,017,156
Golden Entertainment, Inc. ............. 129,203 4,758,546
Jack in the Box, Inc. .................. 191,170 13,091,322
Monarch Casino & Resort, Inc. ........... 130,473 9,784,170
Papa John's International, Inc. ........... 150,489 10,022,567
Sabre Corp.
(a)(b)
..................... 1,984,816 4,803,255
Shake Shack, Inc. , Class A
(a)(b)
........... 367,072 38,186,500
Six Flags Entertainment Corp.
(b)
.......... 708,975 18,660,222
153,906,706
Household Durables — 4.7%
Cavco Industries, Inc.
(a)(b)
............... 75,882 30,281,471
Century Communities, Inc. ............. 140,984 13,604,956
Ethan Allen Interiors, Inc. .............. 93,164 3,220,679
Green Brick Partners, Inc.
(b)
............. 248,403 14,961,313
Installed Building Products, Inc. .......... 229,388 59,349,557
La-Z-Boy, Inc. ...................... 225,818 8,495,273
LGI Homes, Inc.
(b)
................... 120,238 13,992,096
M/I Homes, Inc.
(b)
.................... 272,227 37,101,818
Meritage Homes Corp. ................ 356,641 62,576,230
TRI Pointe Homes, Inc.
(b)
............... 578,703 22,372,658
Worthington Enterprises, Inc. ............ 205,695 12,800,400
278,756,451
Household Products — 0.7%
Energizer Holdings, Inc. ............... 301,794 8,884,816
WD-40 Co.
(a)
....................... 132,572 33,581,813
42,466,629
Industrial REITs — 0.3%
Innovative Industrial Properties, Inc. ....... 150,753 15,608,966
Insurance — 2.1%
Ambac Financial Group, Inc.
(b)
........... 441,788 6,905,147
American Equity Investment Life Holding Co.
(b)
402,773 22,643,898
AMERISAFE, Inc. ................... 81,617 4,094,725
Assured Guaranty Ltd. ................ 318,810 27,816,173
Goosehead Insurance, Inc. , Class A
(a)(b)
..... 239,000 15,922,180
HCI Group, Inc. ..................... 66,635 7,734,991
Palomar Holdings, Inc.
(b)
............... 241,746 20,265,567
SiriusPoint Ltd.
(a)(b)
................... 884,585 11,243,075
Trupanion, Inc.
(a)(b)
................... 169,304 4,674,483
121,300,239
Interactive Media & Services — 1.5%
Cargurus, Inc. , Class A
(a)(b)
.............. 840,069 19,388,793
Cars.com, Inc.
(a)(b)
................... 602,079 10,343,717
Shutterstock, Inc. .................... 119,287 5,464,538
TripAdvisor, Inc.
(b)
................... 1,056,836 29,369,472
Yelp, Inc.
(b)
........................ 669,330 26,371,602
90,938,122
IT Services — 0.2%
Perficient, Inc.
(a)(b)
.................... 207,338 11,671,056
Life Sciences Tools & Services — 0.1%
(b)
BioLife Solutions, Inc.
(a)
................ 209,964 3,894,832
OmniAb, Inc., 12.50 Earnout Shares , NVS
(d)
.. 76,503 1
OmniAb, Inc., 15.00 Earnout Shares , NVS
(d)
.. 76,503 1
3,894,834
Security
Shares
Shares Value
Machinery — 6.5%
Alamo Group, Inc. ................... 100,982 $ 23,057,220
Albany International Corp. , Class A ........ 146,393 13,689,209
Enerpac Tool Group Corp. , Class A ........ 354,508 12,641,755
Enpro, Inc. ........................ 91,967 15,521,271
ESCO Technologies, Inc. .............. 252,179 26,995,762
Federal Signal Corp. ................. 596,279 50,606,199
Franklin Electric Co., Inc. .............. 387,780 41,418,782
John Bean Technologies Corp. ........... 187,298 19,645,687
Lindsay Corp. ...................... 53,241 6,264,336
Mueller Industries, Inc. ................ 1,109,762 59,849,465
Proto Labs, Inc.
(b)
.................... 165,406 5,913,264
SPX Technologies, Inc.
(a)(b)
.............. 446,698 55,001,925
Standex International Corp. ............. 116,039 21,144,627
Tennant Co. ....................... 182,599 22,205,864
Trinity Industries, Inc. ................. 400,151 11,144,205
385,099,571
Marine Transportation — 0.6%
Matson, Inc. ....................... 341,495 38,384,038
Media — 0.1%
TechTarget, Inc.
(a)(b)
.................. 147,845 4,890,713
Metals & Mining — 4.0%
Alpha Metallurgical Resources, Inc. ....... 115,570 38,273,317
Arch Resources, Inc. , Class A ........... 123,896 19,921,238
ATI, Inc.
(a)(b)
........................ 1,248,229 63,871,878
Carpenter Technology Corp. ............ 483,007 34,496,360
Haynes International, Inc. .............. 69,287 4,165,534
Materion Corp. ..................... 201,777 26,584,120
Metallus, Inc.
(a)(b)
.................... 216,266 4,811,919
Olympic Steel, Inc. ................... 47,684 3,379,842
Warrior Met Coal, Inc. ................. 508,490 30,865,343
Worthington Steel, Inc. ................ 205,477 7,366,350
233,735,901
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Apollo Commercial Real Estate Finance, Inc. . 795,711 8,864,221
ARMOUR Residential REIT, Inc.
(a)
........ 330,465 6,533,293
Ellington Financial, Inc. ................ 779,641 9,207,560
New York Mortgage Trust, Inc. ........... 886,440 6,382,368
Redwood Trust, Inc. .................. 1,285,429 8,188,183
Two Harbors Investment Corp. ........... 1,008,851 13,357,187
52,532,812
Multi-Utilities — 0.1%
Unitil Corp. ........................ 71,782 3,757,788
Oil, Gas & Consumable Fuels — 4.5%
California Resources Corp. ............. 630,520 34,741,652
Comstock Resources, Inc. .............. 463,912 4,305,103
CONSOL Energy, Inc. ................. 260,435 21,814,036
CVR Energy, Inc. .................... 158,259 5,643,516
Dorian LPG Ltd. ..................... 333,315 12,819,295
Magnolia Oil & Gas Corp. , Class A ........ 1,810,578 46,984,499
Northern Oil & Gas, Inc. ............... 892,223 35,403,409
Par Pacific Holdings, Inc.
(b)
............. 545,686 20,223,123
Peabody Energy Corp. ................ 484,415 11,751,908
REX American Resources Corp.
(b)
........ 148,862 8,739,688
SM Energy Co. ..................... 1,132,170 56,438,674
Vital Energy, Inc.
(a)(b)
.................. 117,389 6,167,618
265,032,521
Passenger Airlines — 0.3%
(b)
SkyWest, Inc. ...................... 216,125 14,929,915
Sun Country Airlines Holdings, Inc. ........ 171,091 2,581,763
17,511,678

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products — 0.4%
Inter Parfums, Inc. ................... 175,068 $ 24,598,805
Pharmaceuticals — 1.5%
(b)
Amphastar Pharmaceuticals, Inc.
(a)
........ 365,271 16,039,050
ANI Pharmaceuticals, Inc. .............. 147,365 10,187,342
Collegium Pharmaceutical, Inc.
(a)
......... 318,778 12,374,962
Corcept Therapeutics, Inc.
(a)
............ 576,366 14,518,659
Harmony Biosciences Holdings, Inc.
(a)
...... 139,297 4,677,593
Innoviva, Inc.
(a)
..................... 278,478 4,244,005
Prestige Consumer Healthcare, Inc.
(a)
...... 233,761 16,961,698
Supernus Pharmaceuticals, Inc.
(a)
......... 213,616 7,286,442
86,289,751
Professional Services — 1.1%
CSG Systems International, Inc. .......... 135,419 6,979,495
Korn Ferry ........................ 298,772 19,647,247
Verra Mobility Corp. , Class A
(a)(b)
.......... 1,628,056 40,652,558
67,279,300
Real Estate Management & Development — 0.5%
eXp World Holdings, Inc.
(a)
.............. 751,704 7,765,102
Marcus & Millichap, Inc. ............... 96,665 3,303,043
St. Joe Co. (The) .................... 348,062 20,177,154
31,245,299
Residential REITs — 0.1%
Veris Residential, Inc. ................. 316,733 4,817,509
Retail REITs — 1.5%
Getty Realty Corp. ................... 206,369 5,644,192
Phillips Edison & Co., Inc. .............. 608,328 21,820,725
Saul Centers, Inc. ................... 61,796 2,378,528
SITE Centers Corp. .................. 827,038 12,116,107
Tanger, Inc. ........................ 1,052,613 31,083,662
Urban Edge Properties ................ 678,482 11,717,384
Whitestone REIT .................... 229,532 2,880,627
87,641,225
Semiconductors & Semiconductor Equipment — 3.4%
Axcelis Technologies, Inc.
(a)(b)
............ 319,498 35,630,417
CEVA, Inc.
(b)
....................... 98,823 2,244,270
Cohu, Inc.
(b)
....................... 192,214 6,406,493
Diodes, Inc.
(a)(b)
..................... 274,761 19,370,651
FormFactor, Inc.
(a)(b)
.................. 760,917 34,720,643
Kulicke & Soffa Industries, Inc. ........... 348,143 17,515,074
MaxLinear, Inc.
(b)
.................... 454,115 8,478,327
PDF Solutions, Inc.
(b)
................. 299,205 10,074,232
Photronics, Inc.
(a)(b)
................... 428,381 12,131,750
Semtech Corp.
(b)
.................... 284,987 7,834,293
SiTime Corp.
(a)(b)
.................... 99,597 9,285,428
SMART Global Holdings, Inc.
(b)
........... 210,067 5,528,963
SolarEdge Technologies, Inc.
(a)(b)
......... 216,583 15,373,061
Veeco Instruments, Inc.
(a)(b)
............. 552,422 19,428,682
204,022,284
Software — 5.6%
A10 Networks, Inc. ................... 323,519 4,428,975
ACI Worldwide, Inc.
(b)
................. 669,554 22,235,888
Adeia, Inc. ........................ 423,057 4,619,783
Agilysys, Inc.
(b)
..................... 197,227 16,618,347
Alarm.com Holdings, Inc.
(b)
............. 488,641 35,411,813
BlackLine, Inc.
(a)(b)
................... 333,058 21,508,886
Box, Inc. , Class A
(a)(b)
................. 856,207 24,247,782
DoubleVerify Holdings, Inc.
(a)(b)
........... 1,362,539 47,906,871
Envestnet, Inc.
(a)(b)
................... 127,316 7,372,870
InterDigital, Inc. ..................... 251,250 26,748,075
LiveRamp Holdings, Inc.
(a)(b)
............. 648,201 22,362,935
Security
Shares
Shares Value
Software (continued)
N-able, Inc.
(a)(b)
..................... 439,034 $ 5,738,174
Progress Software Corp. ............... 429,928 22,919,462
SPS Commerce, Inc.
(a)(b)
............... 359,046 66,387,606
Xperi, Inc.
(b)
........................ 212,016 2,556,913
331,064,380
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. ......... 389,526 9,531,701
Outfront Media, Inc. .................. 596,309 10,012,028
Uniti Group, Inc. .................... 1,213,185 7,157,792
26,701,521
Specialty Retail — 4.9%
Abercrombie & Fitch Co. , Class A
(a)(b)
....... 493,206 61,813,508
American Eagle Outfitters, Inc. ........... 1,815,101 46,811,455
Asbury Automotive Group, Inc.
(a)(b)
......... 98,810 23,297,422
Boot Barn Holdings, Inc.
(a)(b)
............. 296,198 28,183,240
Buckle, Inc. (The) ................... 177,046 7,129,642
Group 1 Automotive, Inc. ............... 129,816 37,936,130
Guess?, Inc. ....................... 269,698 8,487,396
Signet Jewelers Ltd. .................. 433,790 43,409,365
Upbound Group, Inc. ................. 243,718 8,581,311
Urban Outfitters, Inc.
(b)
................ 553,255 24,022,332
289,671,801
Textiles, Apparel & Luxury Goods — 1.3%
Kontoor Brands, Inc. .................. 488,760 29,447,790
Oxford Industries, Inc. ................ 144,092 16,195,941
Steven Madden Ltd. .................. 686,935 29,043,612
74,687,343
Tobacco — 0.1%
Vector Group Ltd. ................... 583,031 6,390,020
Trading Companies & Distributors — 2.1%
Air Lease Corp. , Class A ............... 211,957 10,903,068
Boise Cascade Co. .................. 386,997 59,353,730
GMS, Inc.
(b)
........................ 389,831 37,946,149
Rush Enterprises, Inc. , Class A .......... 270,963 14,501,940
122,704,887
Water Utilities — 0.6%
American States Water Co. ............. 191,592 13,840,606
California Water Service Group .......... 225,655 10,488,444
Middlesex Water Co. ................. 80,833 4,243,733
SJW Group ........................ 122,143 6,912,072
35,484,855
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
...................... 283,552 2,489,587
Telephone & Data Systems, Inc. .......... 481,816 7,718,692
10,208,279
Total Long-Term Investments — 98.5%
(Cost: $4,728,443,585) ............................ 5,825,601,896

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.2%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.50%
(g)
.................. 309,234,407 $ 309,389,024
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 54,872,058 54,872,058
Total Short-Term Securities — 6.2%
(Cost: $364,008,329) .............................. 364,261,082
Total Investments — 104.7%
(Cost: $5,092,451,914 ) ............................ 6,189,862,978
Liabilities in Excess of Other Assets — (4.7)% ............. (278,173,459)
Net Assets — 100.0% ...............................
$ 5,911,689,519
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 306,866,627 $ 2,438,707
(a)
$ — $ 28,022 $ 55,668 $ 309,389,024 309,234,407 $ 937,570
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 32,602,986 22,269,072
(a)
— — — 54,872,058 54,872,058 2,248,523 —
$ 28,022 $ 55,668 $ 364,261,082 $ 3,186,093 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 335 06/21/24 $ 35,944 $ 277,333

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
32
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 9,754,707 $ 579,789
(c)
$ 10,295,163 0.2%
Monthly HSBC Bank plc
(d)
02/10/28 30,744,215 2,380,940
(e)
33,033,422 0.5
Monthly
JPMorgan Chase
Bank NA
(f)
05/10/24 5,204,989 41,760
(g)
5,239,946 0.1
$ 3,002,489 $ 48,568,531
(b) (d) (f)
Range: 0-40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $39,333 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $91,733 of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $6,803 of net dividends and financing fees.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
33
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bank of Hawaii Corp. ....... 4,325 $ 269,837 2.6%
City Holding Co. .......... 2,272 236,788 2.3
Preferred Bank ........... 769 59,036 0.6
WSFS Financial Corp. ...... 1,294 58,411 0.6
624,072
Capital Markets
Moelis & Co., Class A ...... 144,996 8,231,423 79.9
PJT Partners, Inc., Class A ... 3,788 357,057 3.5
8,588,480
Financial Services
Payoneer Global, Inc. ...... 57,604 279,955 2.7
Radian Group, Inc. ........ 21,957 734,901 7.1
1,014,856
Software
Envestnet, Inc. ........... 1,170 67,755 0.7
Total Reference Entity — Long ............ 10,295,163
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 10,295,163
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 1,220 40,821 0.1
Berkshire Hills Bancorp, Inc. .. 205 4,699 0.0
Cathay General Bancorp .... 333 12,597 0.1
58,117
Financial Services
Payoneer Global, Inc. ...... 33,715 163,855 0.5
Radian Group, Inc. ........ 507,650 16,991,046 51.4
17,154,901
Software
Envestnet, Inc. ........... 69,227 4,008,936 12.1
Capital Markets
Artisan Partners Asset
Management, Inc., Class A . 2,207 101,014 0.3
PJT Partners, Inc., Class A ... 27,344 2,577,445 7.8
2,678,459
Containers & Packaging
Sealed Air Corp. .......... 245,511 9,133,009 27.7
Total Reference Entity — Long ............ 33,033,422
Net Value of Reference Entity — HSBC Bank plc $ 33,033,422
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date May 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Axos Financial, Inc. ........ 1,787 $ 96,569 1.8%
Bancorp, Inc. (The) ........ 13,167 440,568 8.4
Berkshire Hills Bancorp, Inc. .. 5,536 126,885 2.4
Cathay General Bancorp .... 9,138 345,691 6.6
First BanCorp ............ 40,715 714,141 13.6
First Commonwealth Financial
Corp. ............... 12,834 178,649 3.4
Lakeland Financial Corp. .... 3,266 216,601 4.1
OFG Bancorp ............ 8,952 329,523 6.3
Pathward Financial, Inc. ..... 1,669 84,251 1.6
Preferred Bank ........... 3,415 262,170 5.0
S&T Bancorp, Inc. ......... 5,537 177,627 3.4
Westamerica Bancorp ...... 4,442 217,125 4.2
WSFS Financial Corp. ...... 18,977 856,622 16.4
4,046,422
Containers & Packaging
Sealed Air Corp. .......... 20,371 757,801 14.5
Software
Envestnet, Inc. ........... 6,525 377,863 7.2
Diversified Consumer Services
Perdoceo Education Corp. ... 3,295 57,860 1.1
Total Reference Entity — Long ............ 5,239,946
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 5,239,946

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
34
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 3,002,489 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 277,333 $ — $ — $ — $ 277,333
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 3,002,489 — — — 3,002,489
$ — $ — $ 3,279,822 $ — $ — $ — $ 3,279,822
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 2,618,973 $ — $ — $ — $ 2,618,973
Swaps .............................. — — 3,830,153 — — — 3,830,153
$ — $ — $ 6,449,126 $ — $ — $ — $ 6,449,126
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (58,968) $ — $ — $ — $ (58,968)
Swaps .............................. — — 3,616,477 — — — 3,616,477
$ — $ — $ 3,557,509 $ — $ — $ — $ 3,557,509
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 20,147,621
Total return swaps
Average notional value ............................................................................................... $ 41,009,038

Schedule of Investments
(continued)
March 31, 2024
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
35
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 125
Swaps — OTC
(a)
.................................................................................... 3,002,489 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 3,002,489 $ 125
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (125)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 3,002,489 $ —
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
(c)
Goldman Sachs Bank USA ......................... $ 579,789 $ — $ — $ — $ 579,789
HSBC Bank plc ................................. $ 2,380,940 $ — $ — $ (1,580,000) $ 800,940
JPMorgan Chase Bank NA ......................... 41,760 — — — 41,760
$ 3,002,489 $ — $ — $ (1,580,000) $ 1,422,489
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,825,601,894 $ — $ 2 $ 5,825,601,896
Short-Term Securities
Money Market Funds ...................................... 364,261,082 — — 364,261,082
$ 6,189,862,976 $ — $ 2 $ 6,189,862,978
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 277,333 $ 3,002,489 $ — $ 3,279,822
$ 277,333 $ 3,002,489 $ — $ 3,279,822
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2024
2024
iShares Annual Report to Shareholders
36
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 9,404,185,118 $ 7,586,146,901 $ 5,825,601,896
Investments, at value — affiliated
(c)
............................................................ 504,324,841 306,292,240 364,261,082
Cash ............................................................................... 2,256,215 3,255,685 22,495,709
Cash pledged:
Collateral — OTC derivatives .............................................................. — 530,000 —
Futures contracts ...................................................................... 503,470 939,510 2,420,000
Receivables: – – –
Investment s sold ...................................................................... 46,022,326 23,010,651 19,049,764
Securities lending income — affiliated ........................................................ 69,554 56,097 51,718
Swaps   ............................................................................ 30,910 — —
Dividends — unaffiliated ................................................................. 4,996,402 12,240,889 4,151,685
Dividends — affiliated ................................................................... 139,341 230,083 273,066
Variation margin on futures contracts ......................................................... 70 — —
Unrealized appreciation on: – – –
OTC swaps .......................................................................... 2,751,948 3,777,651 3,002,489
Total a ssets ...........................................................................
9,965,280,195 7,936,479,707 6,241,307,409
LIABILITIES
Cash received:
Collateral — OTC derivatives .............................................................. 2,260,000 2,580,000 1,580,000
Collateral on securities loaned ............................................................... 472,459,466 253,413,081 309,104,447
Payables: – – –
Investments purchased .................................................................. 47,895,372 35,648,254 17,656,948
Swaps   ............................................................................ — 748,504 401,046
Investment advisory fees ................................................................. 1,292,138 1,131,672 875,324
Variation margin on futures contracts ......................................................... — 59 125
Total li abilities ..........................................................................
523,906,976 293,521,570 329,617,890
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 9,441,373,219 $ 7,642,958,137 $ 5,911,689,519
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 7,928,090,677 $ 8,355,184,912 $ 5,453,341,684
Accumulated earnings (loss) ................................................................ 1,513,282,542 (712,226,775) 458,347,835
NET ASSETS ..........................................................................
$ 9,441,373,219 $ 7,642,958,137 $ 5,911,689,519
NET ASSET VALUE
Shares outstanding ......................................................................
103,350,000 64,600,000 45,200,000
Net asset value .........................................................................
$ 91.35 $ 118.31 $ 130.79
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 7,060,489,136 $ 7,012,109,903 $ 4,728,443,585
(b)
  Securities loaned, at value .......................................................... $ 458,915,197 $ 244,252,789 $ 304,362,746
(c)
  Investments, at cost — affiliated ....................................................... $ 504,036,200 $ 306,144,901 $ 364,008,329

Statements of Operations
Year Ended March 31, 2024
37
Financial Statements
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 100,481,256 $ 135,075,971 $ 69,242,744
Dividends — affiliated ................................................................... 1,199,082 1,830,462 2,248,523
Interest — unaffiliated ................................................................... 28,500 36,941 40,316
Securities lending income — affiliated — net ................................................... 1,091,148 1,891,388 937,570
Foreign taxes withheld .................................................................. — — (175,924)
Total investment income ...................................................................
102,799,986 138,834,762 72,293,229
EXPENSES
Investment advisory .................................................................... 13,164,471 12,707,391 9,273,615
Interest expense ...................................................................... 281 323 —
Total expenses .........................................................................
13,164,752 12,707,714 9,273,615
Net investment income ....................................................................
89,635,234 126,127,048 63,019,614
REALIZED AND UNREALIZED GAIN (LOSS) $ 2,026,453,384 $ 1,015,784,107 $ 907,410,057
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 36,207,918 $ (449,122,310) $ 38,065,980
Investments — affiliated ............................................................... 48,688 138,669 28,022
Futures contracts .................................................................... 1,815,834 1,886,823 2,618,973
In-kind redemptions — unaffiliated
(a)
....................................................... 646,928,603 541,448,864 87,550,313
Swaps   .......................................................................... 1,817,628 3,551,984 3,830,153
686,818,671 97,904,030 132,093,441
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 1,336,891,554 914,083,034 771,703,441
Investments — affiliated ............................................................... 17,645 (33,920) 55,668
Futures contracts .................................................................... (5,803) 37,223 (58,968)
Swaps   .......................................................................... 2,731,319 3,793,740 3,616,477
1,339,634,715 917,880,077 775,316,618
Net realized and unrealized gain .............................................................
2,026,453,386 1,015,784,107 907,410,059
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 2,116,088,620 $ 1,141,911,155 $ 970,429,673
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Annual Report to Shareholders
38
See notes to financial statements.
iShares S&P Mid-Cap 400 Growth ETF iShares S&P Mid-Cap 400 Value ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 89,635,234 $ 74,860,328 $ 126,127,048 $ 138,470,868
Net realized gain (loss) ............................................ 686,818,671 (412,080,142) 97,904,030 440,227,925
Net change in unrealized appreciation (depreciation) ........................ 1,339,634,715 (137,051,972) 917,880,077 (1,006,216,115)
Net increase (decrease) in net assets resulting from operations ...................
2,116,088,620 (474,271,786) 1,141,911,155 (427,517,322)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(87,145,578) (78,339,399) (120,010,335) (146,561,202)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
36,678,166 387,654,126 (844,650,673) (366,336,297)
NET ASSETS
Total increase (decrease) in net assets ................................... 2,065,621,208 (164,957,059) 177,250,147 (940,414,821)
Beginning of year ..................................................
7,375,752,011 7,540,709,070 7,465,707,990 8,406,122,811
End of year ......................................................
$ 9,441,373,219 $ 7,375,752,011 $ 7,642,958,137 $ 7,465,707,990
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
39
Financial Statements
See notes to financial statements.
iShares S&P Small-Cap 600 Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 63,019,614 $ 60,173,179
Net realized gain (loss) .............................................................................. 132,093,441 (154,854,229)
Net change in unrealized appreciation (depreciation) .......................................................... 775,316,618 (544,051,549)
Net increase (decrease) in net assets resulting from operations .....................................................
970,429,673 (638,732,599)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(53,500,032) (57,057,739)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(10,501,859) 62,317,079
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 906,427,782 (633,473,259)
Beginning of year ....................................................................................
5,005,261,737 5,638,734,996
End of year ........................................................................................
$ 5,911,689,519 $ 5,005,261,737
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
40
iShares S&P Mid-Cap 400 Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year ................................
$ 71.54  $ 77.42  $ 78.31  $ 44.65  $ 54.76
Net investment income
(b)
.......................................
0 .87  0 .75  0 .46  0 .44  0 .57
Net realized and unrealized gain (loss)
(c)
.............................
19.78  (5.85) (0.87) 33.69  (10.05)
Net increase (decrease) from investment operations ...................... 20.65  (5.10) (0.41) 34.13  (9.48)
Distributions from net investment income
(d)
.......................... (0.84) (0.78) (0.48) (0.47) (0.63)
Net asset value, end of year ..................................... $ 91.35  $ 71.54  $ 77.42  $ 78.31  $ 44.65
Total Return
(e)
— — — — —
Based on net asset value ........................................ 29.11% (6.51)% (0.54)% 76.68% (17.49)%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.17% 0.17% 0.17% 0.20% 0.24%
Net investment income ..........................................
1.14% 1.08% 0.57% 0.70% 1.01%
Supplemental Data
Net assets, end of year (000) ...................................... $ 9,441,373  $ 7,375,752  $ 7,540,709  $ 8,007,285  $ 5,260,096
Portfolio turnover rate
(g)
.......................................... 50% 54% 45% 50% 51%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Financial Highlights
iShares S&P Mid-Cap 400 Value ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year .................................
$ 102.83  $ 109.53  $ 101.82  $ 54.92  $ 78.47
Net investment income
(b)
........................................
1 .89  1 .89  1 .73  1 .36  1 .51
Net realized and unrealized gain (loss)
(c)
..............................
15.42  (6.56) 7.80  46.95  (23.42)
Net increase (decrease) from investment operations ....................... 17.31  (4.67) 9.53  48.31  (21.91)
Distributions from net investment income
(d)
........................... (1.83) (2.03) (1.82) (1.41) (1.64)
Net asset value, end of year ...................................... $ 118.31  $ 102.83  $ 109.53  $ 101.82  $ 54.92
Total Return
(e)
— — — — —
Based on net asset value ......................................... 17.03% (4.14)% 9.42% 88.83% (28.36)%
Ratios to Average Net Assets
(f)
Total expen ses ................................................
0.18% 0.18% 0.18% 0.21% 0.25%
Net investment income ...........................................
1.79% 1.85% 1.61% 1.78% 1.90%
Supplemental Data
Net assets, end of year (000) ....................................... $ 7,642,958  $ 7,465,708  $ 8,406,123  $ 8,109,620  $ 3,811,032
Portfolio turnover rate
(g)
........................................... 42% 41% 38% 43% 46%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
42
iShares S&P Small-Cap 600 Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year ................................
$ 110.13  $ 125.31  $ 127.93  $ 69.20  $ 89.29
Net investment income
(b)
.......................................
1 .41  1 .30  0 .98  0 .72  0 .81
Net realized and unrealized gain (loss)
(c)
.............................
20.45  (15.24) (2.67) 58.76  (20.00)
Net increase (decrease) from investment operations ...................... 21.86  (13.94) (1.69) 59.48  (19.19)
Distributions from net investment income
(d)
.......................... (1.20) (1.24) (0.93) (0.75) (0.90)
Net asset value, end of year ..................................... $ 130.79  $ 110.13  $ 125.31  $ 127.93  $ 69.20
Total Return
(e)
— — — — —
Based on net asset value ........................................ 19.99% (11.09)% (1.35)% 86.30% (21.68)%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.18% 0.18% 0.18% 0.21% 0.25%
Net investment income ..........................................
1.22% 1.16% 0.75% 0.73% 0.89%
Supplemental Data
Net assets, end of year (000) ...................................... $ 5,911,690  $ 5,005,262  $ 5,638,735  $ 6,191,623  $ 3,515,154
Portfolio turnover rate
(g)
.......................................... 55% 54% 44% 52% 64%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
43
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  March 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
S&P Mid-Cap 400 Growth ............................................................................................... Diversified
S&P Mid-Cap 400 Value ................................................................................................ Diversified
S&P Small-Cap 600 Growth .............................................................................................. Diversified

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
44
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
45
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Mid-Cap 400 Growth
Barclays Bank plc ...................................... $ 27,482,493 $ (27,482,493) $ – $ –
BNP Paribas SA ....................................... 17,110,668 (17,110,668) – –
BofA Securities, Inc. .................................... 61,272,914 (61,272,914) – –
Citadel Clearing LLC .................................... 5,420,848 (5,420,848) – –
Citigroup Global Markets, Inc. .............................. 13,704,026 (13,704,026) – –
Goldman Sachs & Co. LLC ............................... 123,953,723 (123,953,723) – –
HSBC Bank plc ....................................... 26,442,359 (26,442,359) – –
J.P. Morgan Securities LLC ............................... 43,281,505 (43,281,505) – –
Jefferies LLC ......................................... 610,655 (610,655) – –
Morgan Stanley ....................................... 9,354,483 (9,354,483) – –
National Financial Services LLC ............................ 14,630,917 (14,630,917) – –
Natixis SA ........................................... 20,034 (20,034) – –
Nomura Securities International, Inc. ......................... 40,928 (40,928) – –
RBC Capital Markets LLC ................................ 30,442,234 (30,442,234) – –
Scotia Capital (USA), Inc. ................................ 23,611,244 (23,611,244) – –
State Street Bank & Trust Co. .............................. 3,547,963 (3,547,963) – –
Toronto-Dominion Bank (The) .............................. 35,793,276 (35,793,276) – –
UBS AG ............................................ 10,539,931 (10,539,931) – –
Virtu Americas LLC ..................................... 6,961,756 (6,961,756) – –
Wells Fargo Bank NA ................................... 334,336 (334,336) – –
Wells Fargo Securities LLC ............................... 4,358,904 (4,358,904) – –
$ 458,915,197 $ (458,915,197) $ – $ –
S&P Mid-Cap 400 Value
Barclays Bank plc ...................................... $ 16,406,733 $ (16,406,733) $ – $ –
BMO Capital Markets Corp. ............................... 9,393 (9,393) – –
BNP Paribas SA ....................................... 428,604 (428,604) – –
BofA Securities, Inc. .................................... 7,002,365 (7,002,365) – –
Citadel Clearing LLC .................................... 8,678,097 (8,678,097) – –
Citigroup Global Markets, Inc. .............................. 12,275,052 (12,206,282) – 68,770
(b)
Deutsche Bank Securities, Inc. ............................. 858,000 (858,000) – –
Goldman Sachs & Co. LLC ............................... 28,866,824 (28,866,824) – –
J.P. Morgan Securities LLC ............................... 34,822,973 (34,822,973) – –
Jefferies LLC ......................................... 753,698 (753,698) – –
Morgan Stanley ....................................... 57,454,781 (57,454,781) – –
National Financial Services LLC ............................ 4,570,196 (4,570,196) – –
Natixis SA ........................................... 2,641,293 (2,641,293) – –
RBC Capital Markets LLC ................................ 3,593 (3,593) – –
Scotia Capital (USA), Inc. ................................ 1,381,280 (1,381,280) – –
SG Americas Securities LLC .............................. 942,956 (942,956) – –
Toronto-Dominion Bank (The) .............................. 56,006,015 (56,006,015) – –
UBS AG ............................................ 3,963,291 (3,963,291) – –
UBS Securities LLC .................................... 1,290,723 (1,290,723) – –
Virtu Americas LLC ..................................... 422,136 (422,136) – –
Wells Fargo Bank NA ................................... 1,599,636 (1,599,636) – –
Wells Fargo Securities LLC ............................... 3,875,150 (3,875,150) – –
$ 244,252,789 $ (244,184,019) $ – $ 68,770
S&P Small-Cap 600 Growth
Barclays Bank plc ...................................... $ 22,900,343 $ (22,900,343) $ – $ –
Barclays Capital, Inc. ................................... 11,668 (11,668) – –
BMO Capital Markets Corp. ............................... 41,604 (41,604) – –
BNP Paribas SA ....................................... 28,272,779 (28,272,779) – –
BofA Securities, Inc. .................................... 7,572,118 (7,572,118) – –
Citadel Clearing LLC .................................... 2,722,057 (2,722,057) – –
Citigroup Global Markets, Inc. .............................. 9,665,702 (9,665,702) – –

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
46
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF and iShares S&P Small-Cap 600 Growth ETF to
obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-
income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Small-Cap 600 Growth (continued)
Credit Suisse Securities (USA) LLC .......................... 2,151,766 (2,151,766) – –
Goldman Sachs & Co. LLC ............................... 53,610,675 (53,610,675) – –
HSBC Bank plc ....................................... 14,936 (14,068) – 868
J.P. Morgan Securities LLC ............................... 60,663,388 (60,663,388) – –
Jefferies LLC ......................................... 2,723,276 (2,723,276) – –
Morgan Stanley ....................................... 13,313,513 (13,313,513) – –
National Financial Services LLC ............................ 8,598,616 (8,598,616) – –
Natixis SA ........................................... 7,022,534 (6,993,729) – 28,805
(b)
Nomura Securities International, Inc. ......................... 116,318 (116,318) – –
RBC Capital Markets LLC ................................ 69,444,793 (69,444,793) – –
Scotia Capital (USA), Inc. ................................ 348,732 (348,732) – –
SG Americas Securities LLC .............................. 1,784,100 (1,784,100) – –
State Street Bank & Trust Co. .............................. 4,130,926 (4,130,926) – –
Toronto-Dominion Bank (The) .............................. 5,482,007 (5,482,007) – –
UBS AG ............................................ 2,425,940 (2,425,940) – –
UBS Securities LLC .................................... 21,226 (21,226) – –
Virtu Americas LLC ..................................... 133,950 (133,950) – –
Wells Fargo Bank NA ................................... 928,564 (928,564) – –
Wells Fargo Securities LLC ............................... 261,215 (261,215) – –
$ 304,362,746 $ (304,333,073) $ – $ 29,673
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.1800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1710
Over $181 billion, up to and including $231 billion ............................................................................ 0.1624
Over $231 billion, up to and including $281 billion ............................................................................ 0.1543
Over $281 billion .................................................................................................. 0.1465

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
48
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Investment Advisory Fees
S&P Mid-Cap 400 Value ............................................................................................. 0.18%
S&P Small-Cap 600 Growth ........................................................................................... 0.18
iShares ETF Amounts
S&P Mid-Cap 400 Growth ................................................................................................... $ 448,618
S&P Mid-Cap 400 Value .................................................................................................... 600,439
S&P Small-Cap 600 Growth .................................................................................................. 359,918
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
S&P Mid-Cap 400 Growth ................................................................ $ 1,483,171,719 $ 2,292,640,312 $ (33,016,505)
S&P Mid-Cap 400 Value ................................................................. 1,775,787,012 1,511,981,157 (267,110,247)
S&P Small-Cap 600 Growth ............................................................... 1,846,246,018 1,742,135,380 (24,510,535)

Notes to Financial Statements
(continued)
49
Notes to Financial Statements
7. Purchases and Sales
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
For the year ended March 31, 2024, the Funds listed below utilized the following amount of their respective capital loss carryforwards:
iShares ETF Purchases Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 3,931,106,624 $ 3,949,699,729
S&P Mid-Cap 400 Value ................................................................................. 2,959,877,413 2,949,177,038
S&P Small-Cap 600 Growth ............................................................................... 2,834,500,031 2,861,112,584
iShares ETF
In-kind
Purchases
In-kind
Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 1,446,298,655 $ 1,394,796,386
S&P Mid-Cap 400 Value ................................................................................. 1,756,959,760 2,607,372,191
S&P Small-Cap 600 Growth ............................................................................... 321,303,852 326,852,833
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
S&P Mid-Cap 400 Growth ..................................................................... $ 646,355,133 $ (646,355,133)
S&P Mid-Cap 400 Value ...................................................................... 538,535,912 (538,535,912)
S&P Small-Cap 600 Growth .................................................................... 87,419,793 (87,419,793)
—
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
S&P Mid-Cap 400 Growth
Ordinary income ........................................................................................... $ 87,145,578 $ 78,339,399
S&P Mid-Cap 400 Value
Ordinary income ........................................................................................... $ 120,010,335 $ 146,561,202
S&P Small-Cap 600 Growth
Ordinary income ........................................................................................... $ 53,500,032 $ 57,057,739
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
S&P Mid-Cap 400 Growth ................................................. $ 10,706,399 $ (829,998,730) $ 2,332,574,873 $ 1,513,282,542
S&P Mid-Cap 400 Value .................................................. 13,462,437 (1,184,056,618) 458,367,406 (712,226,775)
S&P Small-Cap 600 Growth ................................................ 13,101,779 (640,814,612) 1,086,060,668 458,347,835
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the accounting for swap agreements and the characterization of corporate actions.
iShares ETF Amount Utilized
S&P Mid-Cap 400 Growth .......................................................................................... $ 10,255,845
S&P Small-Cap 600 Growth ......................................................................................... 18,397,352

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
50
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
S&P Mid-Cap 400 Growth ........................................... $ 7,575,935,086 $ 2,507,529,060 $ (174,954,187) $ 2,332,574,873
S&P Mid-Cap 400 Value ............................................. 7,434,071,735 998,711,054 (540,343,648) 458,367,406
S&P Small-Cap 600 Growth .......................................... 5,103,802,310 1,252,283,133 (166,222,465) 1,086,060,668

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Growth
Shares sold 18,200,000 $ 1,455,945,184 12,450,000 $ 859,514,551
Shares redeemed (17,950,000) (1,419,267,018) (6,750,000) (471,860,425)
250,000 $ 36,678,166 5,700,000 $ 387,654,126
S&P Mid-Cap 400 Value
Shares sold 16,350,000 $ 1,800,568,048 54,750,000 $ 5,605,015,121
Shares redeemed (24,350,000) (2,645,218,721) (58,900,000) (5,971,351,418)
(8,000,000) $ (844,650,673) (4,150,000) $ (366,336,297)
S&P Small-Cap 600 Growth
Shares sold 2,900,000 $ 346,524,142 10,100,000 $ 1,134,905,279
Shares redeemed (3,150,000) (357,026,001) (9,650,000) (1,072,588,200)
(250,000) $ (10,501,859) 450,000 $ 62,317,079

Report of Independent Registered Public Accounting Firm
2024
ISHARES ANNUAL REPORT TO SHAREHOLDERS
52
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March 31,
2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended
March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares S&P Mid-Cap 400 Growth ETF
iShares S&P Mid-Cap 400 Value ETF
iShares S&P Small-Cap 600 Growth ETF

Important Tax Information
(unaudited)
53
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
S&P Mid-Cap 400 Growth ............................................................................................. $ 76,697,379
S&P Mid-Cap 400 Value .............................................................................................. 98,667,878
S&P Small-Cap 600 Growth ............................................................................................ 53,522,445
iShares ETF
Qualified Business
Income
S&P Mid-Cap 400 Growth ............................................................................................. $ 15,783,567
S&P Mid-Cap 400 Value .............................................................................................. 31,238,348
S&P Small-Cap 600 Growth ............................................................................................ 8,870,267
iShares ETF
Dividends-Received
Deduction
S&P Mid-Cap 400 Growth ............................................................................................. 80 .51%
S&P Mid-Cap 400 Value .............................................................................................. 72 .93
S&P Small-Cap 600 Growth ............................................................................................ 80 .13

Statement Regarding Liquidity Risk Management Program
(unaudited)
2024
iShares Annual Report to Shareholders
54
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF and iShares S&P Small-Cap 600 Growth
ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
55
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
S&P Mid-Cap 400 Value
(a)
................ $ 1.811076 $ — $ 0.022036 $ 1.833112 99% —% 1% 100%
S&P Small-Cap 600 Growth ............... 1.201608 — — 1.201608 100 — — 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Trustee and Officer Information
(unaudited)
2024
iShares Annual Report to Shareholders
56
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 404 funds as of March 31, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron
Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL
United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and
BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania
(since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund
(since 2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Stephen
Cohen
(b)
(1975)
Trustee (since
2024).
Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc. (since
2024); Senior Managing Director, Head of Europe, Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in EMEA of BlackRock,
Inc. (2017-2021); Global Head of Fixed Income Indexing of BlackRock, Inc. (2016-
2017); Chief Investment Strategist for International Fixed Income and iShares of
BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
57
Trustee and Officer Information
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Director of WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of
Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-
2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan
(1980)
President (since
2024).
Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc. (2019-2022);
Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds,
BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of
BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020- 2021); Head of Developed Markets
Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco
Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as a Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as a Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as a Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as a Trustee of the Trust.
Independent Trustees
(continued)

General Information
2024
iShares Annual Report to Shareholders
58
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
59
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust

iS-AR-321-0324
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2024
2024 Annual Report
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities
(MSCI Europe, Australasia,
Far East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2024
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended  March 31, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 29.29% . The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive backdrop for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. A strong labor market bolstered consumer spending, as employers continued to add jobs, and average hourly wages increased notably. Consumer spending was also supported by higher asset values, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
Despite high spending and healthy household balance sheets, consumer sentiment remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. While inflation declined early in the reporting period - decreasing from 4.9% in April 2023 to 3% in June 2023 - it remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, reaching the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. Projections released by the Fed late in the reporting period included several interest rate decreases later in 2024, as it forecast inflation would continue to moderate despite the robust economy.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense.
Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

Fund Summary
as of March 31, 2024
5
Fund Summary
iShares
®
Core S&P 500 ETF
Investment Objective
The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P
500
®
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.85% 15.02% 12.92% 29.85% 101.28% 237.03%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.82 15.01 12.91 29.82 101.19 236.75
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.88 15.05 12.96 29.88 101.57 238.26
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,234.60 $ 0.17 $ 1,000.00 $ 1,024.85 $ 0.15 0.03%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report to Shareholders
6
iShares
®
Core S&P 500 ETF
Portfolio Management Commentary
Large-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The information technology sector contributed the most to the Index’s return amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies invested significantly in the specialized chips used to provide computing capacity for AI applications, which require significant processing power. Consequently, industry revenues and earnings grew rapidly, driving strong equity performance. Additionally, the semiconductors industry continued to invest in building the next generation of processors for AI applications, further supporting stock prices.
The software and services industry also advanced, driven by strength among systems software companies. Enthusiasm for generative AI products benefited a large company in the industry with a significant investment in a prominent consumer-facing AI platform, a chatbot that grew its user base more rapidly than any other consumer application in history. Integration of AI into already existing productivity software also propelled gains.
The financials sector was a solid contributor to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy.
The financial services industry advanced, as growth in consumer spending and cross-border transactions bolstered earnings at transaction and payment processing services firms.
The communication services sector also contributed to the Index’s performance, led by the interactive media and services industry. Growth in the online advertising market drove large increases in both revenue and income, and cost cutting efforts boosted profitability. Strong sales of cloud computing products further bolstered earnings.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 29.4%
Financials ...................................... 13.2
Health Care .................................... 12.4
Consumer Discretionary ............................ 10.3
Communication Services ............................ 9.0
Industrials ...................................... 8.8
Consumer Staples ................................ 6.0
Energy ........................................ 4.0
Materials ...................................... 2.4
Real Estate ..................................... 2.3
Utilities ........................................ 2.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 7.1%
Apple, Inc. ...................................... 5.6
NVIDIA Corp. .................................... 5.1
Amazon.com, Inc. ................................. 3.7
Meta Platforms, Inc., Class A .......................... 2.4
Alphabet, Inc., Class A .............................. 2.0
Berkshire Hathaway, Inc., Class B ...................... 1.7
Alphabet, Inc., Class C, NVS .......................... 1.7
Eli Lilly & Co. .................................... 1.4
Broadcom, Inc. ................................... 1.3
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
7
Fund Summary
iShares
®
Core S&P Total U.S. Stock Market ETF
Investment Objective
The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500
®
. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.36% 14.22% 12.37% 29.36% 94.43% 221.05%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.25 14.21 12.36 29.25 94.29 220.73
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 29.35 14.23 12.39 29.35 94.49 221.44
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,233.90 $ 0.17 $ 1,000.00 $ 1,024.85 $ 0.15 0.03%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
8
iShares
®
Core S&P Total U.S. Stock Market ETF
Portfolio Management Commentary
U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The information technology sector contributed the most to the Index’s return amid notable innovations in artificial intelligence (“AI”) technology. Rapid advances in generative AI, which allows users to generate outputs using simple natural language queries, drove a surge in investor enthusiasm for products and technologies associated with AI. The semiconductors industry gained the most, as companies invested significantly in the specialized chips used to provide computing capacity for AI applications, which require significant processing power. Consequently, industry revenues and earnings grew rapidly, driving strong equity performance. Additionally, the semiconductors industry continued to invest in building the next generation of processors for AI applications, further supporting stock prices.
The software and services industry also advanced, driven by strength among systems software companies. Enthusiasm for generative AI products benefited a large company in the industry with a significant investment in a prominent consumer-facing AI platform, a chatbot that grew its user base more rapidly than any other consumer application in history. Integration of AI into already existing productivity software also propelled gains.
The financials sector was a solid contributor to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy.
The financial services industry advanced, as growth in consumer spending and cross-border transactions bolstered earnings at transaction and payment processing services firms.
The communication services sector also contributed significantly to the Index’s performance, led by the interactive media and services industry. Growth in the online advertising market drove large increases in both revenue and income, and cost cutting efforts boosted profitability. Strong sales of cloud computing products further increased earnings.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 28.2%
Financials ...................................... 13.8
Health Care .................................... 12.3
Consumer Discretionary ............................ 10.5
Industrials ...................................... 10.0
Communication Services ............................ 8.2
Consumer Staples ................................ 5.6
Energy ........................................ 4.0
Real Estate ..................................... 2.7
Materials ...................................... 2.6
Utilities ........................................ 2.1
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 6.1%
Apple, Inc. ...................................... 4.9
NVIDIA Corp. .................................... 4.4
Amazon.com, Inc. ................................. 3.2
Meta Platforms, Inc., Class A .......................... 2.1
Alphabet, Inc., Class A .............................. 1.7
Berkshire Hathaway, Inc., Class B ...................... 1.5
Alphabet, Inc., Class C, NVS .......................... 1.5
Eli Lilly & Co. .................................... 1.2
Broadcom, Inc. ................................... 1.1
(a)
Excludes money market funds.

About Fund Performance
9
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
Core S&P 500 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................ 730,224 $ 228,472,485
Boeing Co. (The)
(a) (b)
.................. 5,945,067 1,147,338,480
General Dynamics Corp. ............... 2,353,414 664,815,921
Howmet Aerospace, Inc.
(b)
.............. 4,054,912 277,477,628
Huntington Ingalls Industries, Inc. ......... 410,680 119,700,900
L3Harris Technologies, Inc. ............. 1,964,933 418,727,222
Lockheed Martin Corp. ................ 2,229,385 1,014,080,355
Northrop Grumman Corp. .............. 1,462,027 699,813,844
RTX Corp. ........................ 13,754,326 1,341,459,415
Textron, Inc.
(b)
...................... 2,032,046 194,934,173
TransDigm Group, Inc. ................ 576,366 709,852,365
6,816,672,788
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ........... 1,208,937 92,048,463
Expeditors International of Washington, Inc. .. 1,507,426 183,257,779
FedEx Corp. ....................... 2,383,317 690,542,267
United Parcel Service, Inc. , Class B ....... 7,497,752 1,114,390,880
2,080,239,389
Automobile Components — 0.1%
Aptiv plc
(a)
......................... 2,892,476 230,385,713
BorgWarner, Inc. .................... 2,382,102 82,754,224
313,139,937
Automobiles — 1.3%
Ford Motor Co. ..................... 40,457,026 537,269,305
General Motors Co. .................. 11,967,005 542,703,677
Tesla, Inc.
(a) (b)
...................... 28,722,211 5,049,077,472
6,129,050,454
Banks — 3.4%
Bank of America Corp. ................ 71,371,375 2,706,402,540
Citigroup, Inc. ...................... 19,728,086 1,247,604,159
Citizens Financial Group, Inc. ........... 4,833,295 175,400,276
Comerica, Inc. ...................... 1,368,823 75,271,577
Fifth Third Bancorp .................. 7,060,400 262,717,484
Huntington Bancshares, Inc. ............ 15,013,530 209,438,743
JPMorgan Chase & Co. ............... 29,968,924 6,002,775,477
KeyCorp .......................... 9,708,969 153,498,800
M&T Bank Corp. .................... 1,722,408 250,507,019
PNC Financial Services Group, Inc. (The) ... 4,126,095 666,776,952
Regions Financial Corp. ............... 9,578,375 201,529,010
Truist Financial Corp. ................. 13,825,947 538,935,414
US Bancorp ....................... 16,140,448 721,478,026
Wells Fargo & Co. ................... 37,306,470 2,162,283,001
15,374,618,478
Beverages — 1.4%
Brown-Forman Corp. , Class B, NVS ....... 1,874,660 96,769,949
Coca-Cola Co. (The) ................. 40,335,634 2,467,734,088
Constellation Brands, Inc. , Class A ........ 1,667,678 453,208,173
Keurig Dr Pepper, Inc. ................ 10,796,400 331,125,588
Molson Coors Beverage Co. , Class B ...... 1,919,335 129,075,279
Monster Beverage Corp.
(a) (b)
............. 7,657,850 453,957,348
PepsiCo, Inc. ...................... 14,247,545 2,493,462,851
6,425,333,276
Biotechnology — 1.9%
AbbVie, Inc. ....................... 18,301,999 3,332,794,018
Amgen, Inc. ....................... 5,545,645 1,576,737,786
Biogen, Inc.
(a)
...................... 1,501,897 323,854,050
Gilead Sciences, Inc. ................. 12,916,521 946,135,163
Incyte Corp.
(a) (b)
..................... 1,928,408 109,861,404
Moderna, Inc.
(a) (b)
.................... 3,438,360 366,391,642
Security
Shares
Shares Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.
(a) (b)
....... 1,095,207 $ 1,054,125,786
Vertex Pharmaceuticals, Inc.
(a)
........... 2,671,115 1,116,552,781
8,826,452,630
Broadline Retail — 3.8%
Amazon.com, Inc.
(a)
.................. 94,757,165 17,092,297,423
eBay, Inc. ......................... 5,380,109 283,962,153
Etsy, Inc.
(a) (b)
....................... 1,242,658 85,395,458
17,461,655,034
Building Products — 0.5%
A O Smith Corp. .................... 1,273,199 113,900,382
Allegion plc ........................ 909,876 122,569,396
Builders FirstSource, Inc.
(a)
............. 1,278,358 266,601,561
Carrier Global Corp. .................. 8,660,546 503,437,539
Johnson Controls International plc ........ 7,064,768 461,470,646
Masco Corp. ....................... 2,278,260 179,709,149
Trane Technologies plc ................ 2,358,609 708,054,422
2,355,743,095
Capital Markets — 2.8%
Ameriprise Financial, Inc. .............. 1,038,922 455,504,962
Bank of New York Mellon Corp. (The) ...... 7,871,542 453,558,250
BlackRock, Inc.
(c)
.................... 1,449,406 1,208,369,782
Blackstone, Inc. , Class A ............... 7,456,884 979,610,851
CBOE Global Markets, Inc. ............. 1,094,327 201,060,700
Charles Schwab Corp. (The) ............ 15,427,257 1,116,007,771
CME Group, Inc. , Class A .............. 3,731,551 803,365,615
FactSet Research Systems, Inc. .......... 395,014 179,490,411
Franklin Resources, Inc. ............... 3,111,527 87,465,024
Goldman Sachs Group, Inc. (The) ........ 3,380,465 1,411,986,426
Intercontinental Exchange, Inc. .......... 5,935,960 815,778,983
Invesco Ltd. ....................... 4,665,736 77,404,560
MarketAxess Holdings, Inc. ............. 393,124 86,192,437
Moody's Corp. ...................... 1,631,643 641,284,648
Morgan Stanley ..................... 12,986,882 1,222,844,809
MSCI, Inc. ........................ 819,830 459,473,724
Nasdaq, Inc. ....................... 3,938,680 248,530,708
Northern Trust Corp. .................. 2,126,330 189,073,264
Raymond James Financial, Inc. .......... 1,950,169 250,440,703
S&P Global, Inc. .................... 3,330,498 1,416,960,374
State Street Corp. ................... 3,130,201 242,027,141
T. Rowe Price Group, Inc. .............. 2,320,809 282,953,033
12,829,384,176
Chemicals — 1.6%
Air Products & Chemicals, Inc. ........... 2,304,203 558,239,261
Albemarle Corp. .................... 1,216,604 160,275,411
Celanese Corp. ..................... 1,038,388 178,457,362
CF Industries Holdings, Inc. ............. 1,980,719 164,815,628
Corteva, Inc. ....................... 7,275,012 419,549,942
Dow, Inc. ......................... 7,280,110 421,736,772
DuPont de Nemours, Inc. .............. 4,458,596 341,840,555
Eastman Chemical Co. ................ 1,216,074 121,874,936
Ecolab, Inc. ....................... 2,630,661 607,419,625
FMC Corp. ........................ 1,291,929 82,295,877
International Flavors & Fragrances, Inc. ..... 2,646,321 227,557,143
Linde plc ......................... 5,026,733 2,334,012,667
LyondellBasell Industries NV , Class A ...... 2,653,100 271,359,068
Mosaic Co. (The) .................... 3,388,342 109,985,581
PPG Industries, Inc. .................. 2,444,116 354,152,409
Sherwin-Williams Co. (The) ............. 2,441,004 847,833,919
7,201,406,156
Commercial Services & Supplies — 0.6%
Cintas Corp. ....................... 893,034 613,541,149
Copart, Inc.
(a) (b)
..................... 9,058,017 524,640,345

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P 500 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ................ 2,120,212 $ 405,893,385
Rollins, Inc. ........................ 2,910,152 134,652,733
Veralto Corp. ....................... 2,273,571 201,574,805
Waste Management, Inc. ............... 3,799,365 809,834,650
2,690,137,067
Communications Equipment — 0.8%
Arista Networks, Inc.
(a) (b)
............... 2,612,210 757,488,656
Cisco Systems, Inc. .................. 42,123,049 2,102,361,376
F5, Inc.
(a)
......................... 609,597 115,573,495
Juniper Networks, Inc. ................ 3,337,216 123,677,225
Motorola Solutions, Inc. ............... 1,720,599 610,778,233
3,709,878,985
Construction & Engineering — 0.1%
Quanta Services, Inc. ................. 1,505,737 391,190,473
Construction Materials — 0.2%
Martin Marietta Materials, Inc.
(b)
.......... 640,838 393,436,082
Vulcan Materials Co. ................. 1,377,341 375,903,905
769,339,987
Consumer Finance — 0.5%
American Express Co. ................ 5,927,755 1,349,690,536
Capital One Financial Corp. ............. 3,943,034 587,078,332
Discover Financial Services ............. 2,592,265 339,820,019
Synchrony Financial .................. 4,217,321 181,850,882
2,458,439,769
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. ............... 4,599,698 3,369,876,746
Dollar General Corp. ................. 2,275,580 355,127,015
Dollar Tree, Inc.
(a) (b)
.................. 2,145,440 285,665,336
Kroger Co. (The) .................... 6,861,104 391,974,871
Sysco Corp. ....................... 5,160,408 418,921,921
Target Corp. ....................... 4,785,809 848,093,213
Walgreens Boots Alliance, Inc. ........... 7,419,823 160,935,961
Walmart, Inc. ....................... 44,374,152 2,669,992,726
8,500,587,789
Containers & Packaging — 0.2%
Amcor plc ......................... 14,982,557 142,484,117
Avery Dennison Corp. ................. 834,846 186,379,369
Ball Corp. ......................... 3,268,694 220,179,228
International Paper Co. ................ 3,586,900 139,960,838
Packaging Corp. of America ............ 922,143 175,004,299
WestRock Co. ...................... 2,663,816 131,725,701
995,733,552
Distributors — 0.1%
Genuine Parts Co. ................... 1,453,012 225,115,149
LKQ Corp. ........................ 2,773,788 148,148,017
Pool Corp. ........................ 400,943 161,780,501
535,043,667
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ......................... 74,119,130 1,304,496,688
Verizon Communications, Inc. ........... 43,582,698 1,828,730,008
3,133,226,696
Electric Utilities — 1.5%
Alliant Energy Corp. .................. 2,645,321 133,324,179
American Electric Power Co., Inc. ......... 5,451,330 469,359,513
Constellation Energy Corp. ............. 3,310,704 611,983,634
Duke Energy Corp. .................. 7,992,409 772,945,874
Edison International .................. 3,975,955 281,219,297
Entergy Corp. ...................... 2,192,263 231,678,354
Evergy, Inc. ........................ 2,381,512 127,125,111
Security
Shares
Shares Value
Electric Utilities (continued)
Eversource Energy .................. 3,621,221 $ 216,440,379
Exelon Corp. ....................... 10,319,236 387,693,697
FirstEnergy Corp. ................... 5,353,211 206,741,009
NextEra Energy, Inc. ................. 21,268,285 1,359,256,094
NRG Energy, Inc. .................... 2,340,064 158,398,932
PG&E Corp. ....................... 22,116,437 370,671,484
Pinnacle West Capital Corp. ............ 1,176,784 87,941,068
PPL Corp. ........................ 7,641,343 210,366,173
Southern Co. (The) .................. 11,305,482 811,055,279
Xcel Energy, Inc. .................... 5,720,607 307,482,626
6,743,682,703
Electrical Equipment — 0.7%
AMETEK, Inc. ...................... 2,392,260 437,544,354
Eaton Corp. plc ..................... 4,139,451 1,294,323,539
Emerson Electric Co. ................. 5,926,183 672,147,676
Generac Holdings, Inc.
(a) (b)
.............. 636,867 80,334,403
Hubbell, Inc. ....................... 555,961 230,751,613
Rockwell Automation, Inc. .............. 1,187,762 346,030,703
3,061,132,288
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A .............. 6,218,195 717,268,793
CDW Corp. ........................ 1,388,828 355,234,426
Corning, Inc. ....................... 7,959,753 262,353,459
Jabil, Inc.
(b)
........................ 1,322,226 177,112,173
Keysight Technologies, Inc.
(a) (b)
........... 1,810,685 283,154,920
TE Connectivity Ltd. .................. 3,201,212 464,944,031
Teledyne Technologies, Inc.
(a) (b)
.......... 489,079 209,971,396
Trimble, Inc.
(a) (b)
..................... 2,578,720 165,966,419
Zebra Technologies Corp. , Class A
(a) (b)
...... 532,677 160,570,155
2,796,575,772
Energy Equipment & Services — 0.3%
Baker Hughes Co. , Class A ............. 10,375,492 347,578,982
Halliburton Co. ..................... 9,227,118 363,732,991
Schlumberger NV ................... 14,796,927 811,019,569
1,522,331,542
Entertainment — 1.3%
Electronic Arts, Inc. .................. 2,522,109 334,608,201
Live Nation Entertainment, Inc.
(a) (b)
........ 1,470,521 155,537,006
Netflix, Inc.
(a)
....................... 4,486,358 2,724,699,804
Take-Two Interactive Software, Inc.
(a) (b)
..... 1,643,461 244,037,524
Walt Disney Co. (The) ................ 19,014,878 2,326,660,472
Warner Bros Discovery, Inc.
(a) (b)
.......... 23,003,690 200,822,214
5,986,365,221
Financial Services — 4.3%
Berkshire Hathaway, Inc. , Class B
(a)
....... 18,860,744 7,931,320,067
Corpay, Inc.
(a)
...................... 748,499 230,941,881
Fidelity National Information Services, Inc. ... 6,142,025 455,615,415
Fiserv, Inc.
(a) (b)
...................... 6,221,504 994,320,769
Global Payments, Inc. ................ 2,699,267 360,784,027
Jack Henry & Associates, Inc. ........... 755,109 131,185,087
Mastercard, Inc. , Class A ............... 8,552,370 4,118,564,821
PayPal Holdings, Inc.
(a) (b)
............... 11,109,945 744,255,216
Visa, Inc. , Class A
(b)
.................. 16,395,489 4,575,653,070
19,542,640,353
Food Products — 0.8%
Archer-Daniels-Midland Co. ............. 5,529,488 347,307,141
Bunge Global SA .................... 1,505,767 154,371,233
Campbell Soup Co. .................. 2,039,453 90,653,686
Conagra Brands, Inc. ................. 4,955,422 146,878,708
General Mills, Inc. ................... 5,886,853 411,903,104
Hershey Co. (The) ................... 1,553,585 302,172,283

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P 500 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hormel Foods Corp. .................. 3,004,707 $ 104,834,227
J M Smucker Co. (The) ................ 1,100,205 138,482,803
Kellanova ......................... 2,734,011 156,631,490
Kraft Heinz Co. (The) ................. 8,264,760 304,969,644
Lamb Weston Holdings, Inc. ............ 1,496,639 159,436,953
McCormick & Co., Inc. (Non-Voting) , NVS ... 2,606,712 200,221,549
Mondelez International, Inc. , Class A ....... 13,958,212 977,074,840
Tyson Foods, Inc. , Class A ............. 2,967,966 174,308,643
3,669,246,304
Gas Utilities — 0.0%
Atmos Energy Corp. .................. 1,563,781 185,886,648
Ground Transportation — 1.1%
CSX Corp. ........................ 20,484,825 759,372,463
JB Hunt Transport Services, Inc. ......... 845,591 168,484,007
Norfolk Southern Corp. ................ 2,341,244 596,712,858
Old Dominion Freight Line, Inc.
(b)
......... 1,854,820 406,780,574
Uber Technologies, Inc.
(a) (b)
............. 21,332,248 1,642,369,773
Union Pacific Corp. .................. 6,321,117 1,554,552,304
5,128,271,979
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories .................. 17,996,760 2,045,511,742
Align Technology, Inc.
(a)
................ 738,091 242,034,801
Baxter International, Inc. ............... 5,264,070 224,986,352
Becton Dickinson & Co. ............... 2,994,828 741,070,189
Boston Scientific Corp.
(a) (b)
.............. 15,186,313 1,040,110,577
Cooper Cos., Inc. (The)
(b)
.............. 2,059,989 209,006,484
Dentsply Sirona, Inc. ................. 2,199,301 72,994,800
Dexcom, Inc.
(a) (b)
.................... 3,996,679 554,339,377
Edwards Lifesciences Corp.
(a) (b)
.......... 6,287,106 600,795,849
GE HealthCare Technologies, Inc.
(b)
....... 4,385,437 398,680,078
Hologic, Inc.
(a) (b)
..................... 2,433,468 189,713,165
IDEXX Laboratories, Inc.
(a)
.............. 860,640 464,685,355
Insulet Corp.
(a)
...................... 724,126 124,115,196
Intuitive Surgical, Inc.
(a)
................ 3,652,481 1,457,668,642
Medtronic plc ...................... 13,783,828 1,201,260,610
ResMed, Inc. ...................... 1,525,041 302,003,869
STERIS plc ........................ 1,024,446 230,315,950
Stryker Corp. ...................... 3,505,100 1,254,370,137
Teleflex, Inc.
(b)
...................... 487,159 110,180,751
Zimmer Biomet Holdings, Inc. ........... 2,166,080 285,879,239
11,749,723,163
Health Care Providers & Services — 2.6%
Cardinal Health, Inc. .................. 2,521,554 282,161,893
Cencora, Inc. ...................... 1,716,621 417,121,737
Centene Corp.
(a) (b)
................... 5,540,486 434,817,341
Cigna Group (The) ................... 3,032,078 1,101,220,409
CVS Health Corp. ................... 13,045,326 1,040,495,202
DaVita, Inc.
(a) (b)
..................... 557,755 76,998,078
Elevance Health, Inc. ................. 2,435,738 1,263,027,582
HCA Healthcare, Inc. ................. 2,053,301 684,837,482
Henry Schein, Inc.
(a) (b)
................. 1,346,730 101,705,050
Humana, Inc. ...................... 1,267,160 439,349,715
Laboratory Corp. of America Holdings ...... 880,384 192,328,689
McKesson Corp. .................... 1,362,075 731,229,964
Molina Healthcare, Inc.
(a) (b)
.............. 601,539 247,130,267
Quest Diagnostics, Inc. ................ 1,150,612 153,157,963
UnitedHealth Group, Inc. ............... 9,588,272 4,743,318,158
Universal Health Services, Inc. , Class B
(b)
... 632,221 115,355,044
12,024,254,574
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............. 7,338,125 137,589,844
Ventas, Inc. ....................... 4,171,492 181,626,761
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ...................... 5,737,104 $ 536,074,998
855,291,603
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............. 7,312,781 151,228,311
Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc. , Class A
(a) (b)
................ 4,514,901 744,778,069
Booking Holdings, Inc. ................ 361,823 1,312,650,425
Caesars Entertainment, Inc.
(a) (b)
.......... 2,235,842 97,795,729
Carnival Corp.
(a) (b)
.................... 10,444,177 170,657,852
Chipotle Mexican Grill, Inc.
(a) (b)
........... 284,054 825,679,646
Darden Restaurants, Inc. .............. 1,237,798 206,897,936
Domino's Pizza, Inc. .................. 361,733 179,737,893
Expedia Group, Inc.
(a) (b)
................ 1,355,647 186,740,374
Hilton Worldwide Holdings, Inc.
(b)
......... 2,613,881 557,566,956
Las Vegas Sands Corp. ............... 3,828,117 197,913,649
Marriott International, Inc. , Class A ........ 2,557,459 645,272,480
McDonald's Corp. ................... 7,519,216 2,120,042,951
MGM Resorts International
(a) (b)
........... 2,832,965 133,744,278
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 4,414,856 92,402,936
Royal Caribbean Cruises Ltd.
(a) (b)
......... 2,445,216 339,909,476
Starbucks Corp. ..................... 11,736,677 1,072,614,911
Wynn Resorts Ltd. ................... 987,993 101,002,524
Yum! Brands, Inc. ................... 2,912,730 403,850,015
9,389,258,100
Household Durables — 0.4%
DR Horton, Inc. ..................... 3,095,883 509,427,548
Garmin Ltd. ........................ 1,586,643 236,203,543
Lennar Corp. , Class A ................. 2,562,054 440,622,047
Mohawk Industries, Inc.
(a) (b)
............. 548,926 71,848,924
NVR, Inc.
(a) (b)
....................... 33,181 268,764,773
PulteGroup, Inc. .................... 2,198,622 265,197,786
1,792,064,621
Household Products — 1.2%
Church & Dwight Co., Inc. .............. 2,554,276 266,436,530
Clorox Co. (The) .................... 1,286,595 196,990,560
Colgate-Palmolive Co. ................ 8,535,175 768,592,509
Kimberly-Clark Corp. ................. 3,492,514 451,756,686
Procter & Gamble Co. (The) ............ 24,392,178 3,957,630,880
5,641,407,165
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 6,941,781 124,466,133
Industrial Conglomerates — 0.9%
3M Co. ........................... 5,729,416 607,719,155
General Electric Co. .................. 11,282,019 1,980,332,795
Honeywell International, Inc. ............ 6,833,661 1,402,608,920
3,990,660,870
Industrial REITs — 0.3%
Prologis, Inc. ....................... 9,578,085 1,247,258,229
Insurance — 2.2%
Aflac, Inc. ......................... 5,456,728 468,514,666
Allstate Corp. (The) .................. 2,720,962 470,753,636
American International Group, Inc. ........ 7,277,581 568,888,507
Aon plc , Class A .................... 2,075,355 692,587,471
Arch Capital Group Ltd.
(a)
.............. 3,846,020 355,526,089
Arthur J Gallagher & Co. ............... 2,247,378 561,934,395
Assurant, Inc. ...................... 519,256 97,744,749
Brown & Brown, Inc. .................. 2,448,944 214,380,558
Chubb Ltd. ........................ 4,200,965 1,088,596,060
Cincinnati Financial Corp. .............. 1,627,195 202,048,803
Everest Group Ltd. ................... 449,999 178,874,602

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P 500 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Globe Life, Inc. ..................... 887,121 $ 103,234,271
Hartford Financial Services Group, Inc. (The) . 3,094,531 318,891,420
Loews Corp.
(b)
...................... 1,888,473 147,848,551
Marsh & McLennan Cos., Inc. ........... 5,100,264 1,050,552,379
MetLife, Inc. ....................... 6,363,286 471,583,125
Principal Financial Group, Inc. ........... 2,274,001 196,269,026
Progressive Corp. (The) ............... 6,067,105 1,254,798,656
Prudential Financial, Inc. ............... 3,742,269 439,342,381
Travelers Cos., Inc. (The) .............. 2,365,686 544,438,976
Willis Towers Watson plc ............... 1,048,386 288,306,150
WR Berkley Corp.
(b)
.................. 2,101,163 185,826,856
9,900,941,327
Interactive Media & Services — 6.1%
Alphabet, Inc. , Class A
(a)
............... 61,088,300 9,220,057,119
Alphabet, Inc. , Class C, NVS
(a)
........... 51,144,674 7,787,288,063
Match Group, Inc.
(a) (b)
................. 2,820,738 102,336,375
Meta Platforms, Inc. , Class A ............ 22,806,492 11,074,376,385
28,184,057,942
IT Services — 1.2%
Accenture plc , Class A ................ 6,499,409 2,252,760,154
Akamai Technologies, Inc.
(a) (b)
............ 1,563,701 170,068,121
Cognizant Technology Solutions Corp. , Class A 5,162,108 378,330,895
EPAM Systems, Inc.
(a)
................. 597,920 165,121,587
Gartner, Inc.
(a)
...................... 807,764 385,036,866
International Business Machines Corp. ..... 9,485,469 1,811,345,160
VeriSign, Inc.
(a)
..................... 913,276 173,074,935
5,335,737,718
Leisure Products — 0.0%
Hasbro, Inc. ....................... 1,351,001 76,358,577
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. .............. 3,037,437 441,977,458
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
..... 216,666 74,938,269
Bio-Techne Corp.
(b)
................... 1,629,763 114,719,018
Charles River Laboratories International, Inc.
(a) (b)
531,921 144,123,995
Danaher Corp. ..................... 6,817,634 1,702,499,562
Illumina, Inc.
(a)
...................... 1,646,459 226,091,750
IQVIA Holdings, Inc.
(a) (b)
................ 1,892,073 478,486,341
Mettler-Toledo International, Inc.
(a) (b)
....... 222,790 296,598,099
Revvity, Inc.
(b)
...................... 1,278,958 134,290,590
Thermo Fisher Scientific, Inc. ............ 4,005,218 2,327,872,754
Waters Corp.
(a) (b)
.................... 612,806 210,946,209
West Pharmaceutical Services, Inc. ....... 766,974 303,499,282
6,456,043,327
Machinery — 1.8%
Caterpillar, Inc. ..................... 5,277,267 1,933,748,947
Cummins, Inc. ...................... 1,413,918 416,610,939
Deere & Co. ....................... 2,699,284 1,108,703,910
Dover Corp. ....................... 1,450,012 256,927,626
Fortive Corp.
(b)
...................... 3,635,606 312,734,828
IDEX Corp. ........................ 783,950 191,299,479
Illinois Tool Works, Inc. ................ 2,818,765 756,359,212
Ingersoll Rand, Inc.
(b)
................. 4,196,237 398,432,703
Nordson Corp. ...................... 562,291 154,371,371
Otis Worldwide Corp. ................. 4,202,815 417,213,445
PACCAR, Inc. ...................... 5,422,098 671,743,721
Parker-Hannifin Corp. ................. 1,330,844 739,669,787
Pentair plc ........................ 1,713,262 146,381,105
Snap-on, Inc. ...................... 546,873 161,994,720
Stanley Black & Decker, Inc. ............ 1,589,075 155,618,115
Westinghouse Air Brake Technologies Corp. .. 1,857,432 270,590,694
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ........................ 2,499,390 $ 323,021,164
8,415,421,766
Media — 0.6%
Charter Communications, Inc. , Class A
(a) (b)
... 1,023,836 297,557,457
Comcast Corp. , Class A ............... 41,075,500 1,780,622,925
Fox Corp. , Class A, NVS ............... 2,480,296 77,558,856
Fox Corp. , Class B ................... 1,364,619 39,055,396
Interpublic Group of Cos., Inc. (The) ....... 3,970,307 129,551,117
News Corp. , Class A, NVS ............. 3,939,275 103,130,219
News Corp. , Class B
(b)
................ 1,188,243 32,153,856
Omnicom Group, Inc. ................. 2,052,540 198,603,770
Paramount Global , Class B, NVS ......... 4,994,145 58,781,087
2,717,014,683
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ............... 14,865,209 698,962,127
Newmont Corp. ..................... 11,946,981 428,179,799
Nucor Corp. ....................... 2,548,198 504,288,384
Steel Dynamics, Inc. .................. 1,577,068 233,768,790
1,865,199,100
Multi-Utilities — 0.6%
Ameren Corp. ...................... 2,726,060 201,619,398
CenterPoint Energy, Inc. ............... 6,543,578 186,426,537
CMS Energy Corp. ................... 3,052,093 184,163,292
Consolidated Edison, Inc. .............. 3,578,961 325,005,448
Dominion Energy, Inc. ................. 8,674,347 426,691,129
DTE Energy Co. .................... 2,140,216 240,003,822
NiSource, Inc. ...................... 4,285,493 118,536,736
Public Service Enterprise Group, Inc. ...... 5,165,896 344,978,535
Sempra .......................... 6,524,003 468,619,136
WEC Energy Group, Inc. ............... 3,270,034 268,535,192
2,764,579,225
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ....... 1,632,555 210,452,665
Boston Properties, Inc. ................ 1,498,357 97,857,696
308,310,361
Oil, Gas & Consumable Fuels — 3.6%
APA Corp. ........................ 3,739,442 128,562,016
Chevron Corp. ...................... 17,980,055 2,836,173,876
ConocoPhillips ..................... 12,212,309 1,554,382,690
Coterra Energy, Inc. .................. 7,797,561 217,396,001
Devon Energy Corp. .................. 6,641,411 333,266,004
Diamondback Energy, Inc. .............. 1,855,693 367,742,682
EOG Resources, Inc. ................. 6,044,991 772,791,649
EQT Corp. ........................ 4,264,048 158,068,259
Exxon Mobil Corp. ................... 41,164,446 4,784,955,203
Hess Corp. ........................ 2,853,538 435,564,040
Kinder Morgan, Inc. .................. 20,046,266 367,648,518
Marathon Oil Corp. ................... 6,066,575 171,926,735
Marathon Petroleum Corp. ............. 3,814,729 768,667,893
Occidental Petroleum Corp. ............. 6,823,040 443,429,370
ONEOK, Inc. ....................... 6,039,003 484,146,871
Phillips 66 ......................... 4,457,497 728,087,560
Pioneer Natural Resources Co. .......... 2,421,732 635,704,650
Targa Resources Corp. ................ 2,311,601 258,876,196
Valero Energy Corp. .................. 3,529,445 602,440,967
Williams Cos., Inc. (The) ............... 12,610,433 491,428,574
16,541,259,754
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)
........... 6,782,035 104,104,237
Delta Air Lines, Inc. .................. 6,637,972 317,759,720
Southwest Airlines Co. ................ 6,185,064 180,542,018

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P 500 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a) (b)
.......... 3,400,130 $ 162,798,225
765,204,200
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) , Class A ..... 2,414,843 372,248,048
Kenvue, Inc. ....................... 17,866,200 383,408,652
755,656,700
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. ............... 21,092,632 1,143,853,434
Catalent, Inc.
(a) (b)
.................... 1,873,838 105,778,155
Eli Lilly & Co. ...................... 8,266,435 6,430,955,773
Johnson & Johnson .................. 24,954,447 3,947,543,971
Merck & Co., Inc. .................... 26,268,655 3,466,149,027
Pfizer, Inc. ........................ 58,531,975 1,624,262,306
Viatris, Inc. ........................ 12,435,999 148,485,828
Zoetis, Inc. , Class A .................. 4,759,096 805,286,634
17,672,315,128
Professional Services — 0.7%
Automatic Data Processing, Inc. .......... 4,258,669 1,063,559,996
Broadridge Financial Solutions, Inc. ....... 1,220,793 250,091,654
Dayforce, Inc.
(a) (b)
.................... 1,618,496 107,160,620
Equifax, Inc.
(b)
...................... 1,277,888 341,860,598
Jacobs Solutions, Inc. ................. 1,302,661 200,258,075
Leidos Holdings, Inc. ................. 1,425,518 186,871,155
Paychex, Inc. ...................... 3,319,946 407,689,369
Paycom Software, Inc. ................ 498,335 99,173,648
Robert Half, Inc. .................... 1,079,531 85,585,218
Verisk Analytics, Inc. .................. 1,502,758 354,245,143
3,096,495,476
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc. , Class A ............. 3,082,685 299,760,290
CoStar Group, Inc. ................... 4,233,127 408,920,068
708,680,358
Residential REITs — 0.3%
AvalonBay Communities, Inc. ........... 1,470,167 272,804,188
Camden Property Trust ................ 1,107,093 108,937,951
Equity Residential ................... 3,577,660 225,786,123
Essex Property Trust, Inc. .............. 665,412 162,899,512
Invitation Homes, Inc. ................. 5,962,818 212,335,949
Mid-America Apartment Communities, Inc. ... 1,209,587 159,157,457
UDR, Inc. ......................... 3,136,868 117,350,232
1,259,271,412
Retail REITs — 0.3%
Federal Realty Investment Trust .......... 760,934 77,706,580
Kimco Realty Corp. .................. 6,905,713 135,421,032
Realty Income Corp. .................. 8,621,001 466,396,154
Regency Centers Corp. ............... 1,703,075 103,138,222
Simon Property Group, Inc. ............. 3,378,476 528,697,709
1,311,359,697
Semiconductors & Semiconductor Equipment — 10.2%
Advanced Micro Devices, Inc.
(a)
.......... 16,749,735 3,023,159,670
Analog Devices, Inc. .................. 5,139,894 1,016,619,634
Applied Materials, Inc. ................ 8,625,151 1,778,764,891
Broadcom, Inc. ..................... 4,561,714 6,046,141,353
Enphase Energy, Inc.
(a) (b)
............... 1,407,433 170,271,244
First Solar, Inc.
(a) (b)
................... 1,107,823 187,000,522
Intel Corp. ........................ 43,828,592 1,935,908,909
KLA Corp. ......................... 1,402,184 979,523,677
Lam Research Corp. ................. 1,359,026 1,320,388,891
Microchip Technology, Inc. .............. 5,601,990 502,554,523
Micron Technology, Inc. ................ 11,443,305 1,349,051,226
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc. .......... 498,127 $ 337,441,192
NVIDIA Corp. ...................... 25,604,394 23,135,106,243
NXP Semiconductors NV .............. 2,671,745 661,978,259
ON Semiconductor Corp.
(a) (b)
............ 4,429,554 325,793,697
Qorvo, Inc.
(a)
....................... 1,000,523 114,890,056
QUALCOMM, Inc. ................... 11,568,522 1,958,550,775
Skyworks Solutions, Inc. ............... 1,660,686 179,885,507
Teradyne, Inc.
(b)
..................... 1,584,785 178,811,292
Texas Instruments, Inc. ................ 9,425,716 1,642,053,984
46,843,895,545
Software — 10.7%
Adobe, Inc.
(a)
....................... 4,685,495 2,364,300,777
ANSYS, Inc.
(a)
...................... 901,169 312,849,830
Autodesk, Inc.
(a) (b)
.................... 2,217,267 577,420,672
Cadence Design Systems, Inc.
(a) (b)
........ 2,820,304 877,904,229
Fair Isaac Corp.
(a) (b)
.................. 257,751 322,088,227
Fortinet, Inc.
(a) (b)
..................... 6,606,804 451,310,781
Gen Digital, Inc. ..................... 5,810,273 130,150,115
Intuit, Inc.
(b)
........................ 2,902,122 1,886,379,300
Microsoft Corp. ..................... 77,025,602 32,406,211,274
Oracle Corp. ....................... 16,527,612 2,076,033,343
Palo Alto Networks, Inc.
(a) (b)
............. 3,268,684 928,731,185
PTC, Inc.
(a) (b)
....................... 1,239,208 234,135,960
Roper Technologies, Inc. ............... 1,107,603 621,188,067
Salesforce, Inc.
(b)
.................... 10,034,373 3,022,152,460
ServiceNow, Inc.
(a)
................... 2,125,071 1,620,154,130
Synopsys, Inc.
(a)
.................... 1,581,206 903,659,229
Tyler Technologies, Inc.
(a) (b)
............. 436,623 185,569,141
48,920,238,720
Specialized REITs — 1.0%
American Tower Corp. ................ 4,832,715 954,896,157
Crown Castle, Inc. ................... 4,495,616 475,771,041
Digital Realty Trust, Inc. ............... 3,139,250 452,177,570
Equinix, Inc. ....................... 973,289 803,284,610
Extra Space Storage, Inc. .............. 2,190,313 321,976,011
Iron Mountain, Inc. ................... 3,026,969 242,793,184
Public Storage ...................... 1,640,335 475,795,570
SBA Communications Corp. ............ 1,118,250 242,324,775
VICI Properties, Inc. .................. 10,724,308 319,477,135
Weyerhaeuser Co. ................... 7,564,525 271,642,093
4,560,138,146
Specialty Retail — 2.1%
AutoZone, Inc.
(a) (b)
................... 179,072 564,372,269
Bath & Body Works, Inc. ............... 2,342,482 117,170,950
Best Buy Co., Inc. ................... 1,987,172 163,007,719
CarMax, Inc.
(a) (b)
..................... 1,637,051 142,603,513
Home Depot, Inc. (The) ............... 10,316,837 3,957,538,673
Lowe's Cos., Inc. .................... 5,961,543 1,518,583,848
O'Reilly Automotive, Inc.
(a) (b)
............. 612,266 691,174,842
Ross Stores, Inc. .................... 3,489,696 512,147,785
TJX Cos., Inc. (The) .................. 11,813,906 1,198,166,346
Tractor Supply Co. ................... 1,120,491 293,254,905
Ulta Beauty, Inc.
(a) (b)
.................. 503,465 263,251,779
9,421,272,629
Technology Hardware, Storage & Peripherals — 6.0%
Apple, Inc. ........................ 150,470,054 25,802,604,860
Hewlett Packard Enterprise Co. .......... 13,476,211 238,933,221
HP, Inc. .......................... 9,039,237 273,165,742
NetApp, Inc. ....................... 2,135,998 224,215,710
Seagate Technology Holdings plc ......... 2,019,831 187,945,275
Super Micro Computer, Inc.
(a) (b)
........... 521,938 527,173,038

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P 500 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(a) (b)
............... 3,361,160 $ 229,365,558
27,483,403,404
Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.
(a) (b)
.............. 265,909 250,289,505
Lululemon Athletica, Inc.
(a)
.............. 1,190,150 464,932,098
NIKE, Inc. , Class B .................. 12,618,311 1,185,868,868
Ralph Lauren Corp. , Class A ............ 404,592 75,966,194
Tapestry, Inc. ....................... 2,377,963 112,905,683
VF Corp. ......................... 3,420,630 52,472,464
2,142,434,812
Tobacco — 0.5%
Altria Group, Inc. .................... 18,280,634 797,401,255
Philip Morris International, Inc. ........... 16,093,050 1,474,445,241
2,271,846,496
Trading Companies & Distributors — 0.3%
Fastenal Co. ....................... 5,932,131 457,604,585
United Rentals, Inc. .................. 696,533 502,276,912
WW Grainger, Inc. ................... 457,740 465,658,902
1,425,540,399
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 2,018,429 246,672,208
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 5,413,560 $ 883,601,263
Total Long-Term Investments — 99 .8%
(Cost: $ 383,420,751,843 ) ........................... 456,931,969,350
Short-Term Securities
Money Market Funds — 0.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 1,577,313,605 1,578,102,262
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 646,704,959 646,704,959
Total Short-Term Securities — 0 .5%
(Cost: $ 2,223,260,323 ) ............................ 2,224,807,221
Total Investments — 100 .3%
(Cost: $ 385,644,012,166 ) ........................... 459,156,776,571
Liabilities in Excess of Other Assets — (0.3) % ............. (1,151,249,840)
Net Assets — 100.0% ...............................
$ 458,005,526,731
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 2,493,216,128 $ — $ (915,673,258)
(a)
$ 597,207 $ (37,815) $ 1,578,102,262 1,577,313,605 $ 6,645,894
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 528,291,394 118,413,565
(a)
— — — 646,704,959 646,704,959 35,679,462 —
BlackRock, Inc. .......... 889,552,216 423,861,176 (334,491,255) 62,271,370 167,176,275 1,208,369,782 1,449,406 27,941,574 —
$ 62,868,577 $ 167,138,460 $ 3,433,177,003 $ 70,266,930 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3,972 06/21/24 $ 1,054,268 $ 21,038,164

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P 500 ETF
16
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 21,038,164 $ — $ — $ — $ 21,038,164
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 240,285,855 $ — $ — $ — $ 240,285,855
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (20,020,970) $ — $ — $ — $ (20,020,970)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 959,329,103
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 456,931,969,350 $ — $ — $ 456,931,969,350
Short-Term Securities
Money Market Funds ...................................... 2,224,807,221 — — 2,224,807,221
$ 459,156,776,571 $ — $ — $ 459,156,776,571
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 21,038,164 $ — $ — $ 21,038,164
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.
(a)
....................... 36,786 $ 2,202,378
AeroVironment, Inc.
(a)
................. 30,411 4,661,398
AerSale Corp.
(a)(b)
.................... 33,808 242,741
Air Industries Group
(a)
................. 2 9
Archer Aviation, Inc. , Class A
(a)(b)
.......... 209,500 967,890
Astronics Corp.
(a)
.................... 35,719 680,090
Axon Enterprise, Inc.
(a)
................ 75,026 23,474,135
Boeing Co. (The)
(a)
................... 610,673 117,853,782
BWX Technologies, Inc. ............... 97,648 10,020,638
Cadre Holdings, Inc. .................. 25,713 930,811
Curtiss-Wright Corp. .................. 40,881 10,463,083
Ducommun, Inc.
(a)
................... 14,746 756,470
General Dynamics Corp. ............... 240,105 67,827,261
HEICO Corp.
(b)
..................... 39,418 7,528,838
HEICO Corp. , Class A ................. 80,717 12,425,575
Hexcel Corp. ....................... 91,673 6,678,378
Howmet Aerospace, Inc. ............... 418,358 28,628,238
Huntington Ingalls Industries, Inc. ......... 42,015 12,246,112
Kaman Corp. ...................... 27,895 1,279,544
Kratos Defense & Security Solutions, Inc.
(a)(b)
. 167,189 3,072,934
L3Harris Technologies, Inc. ............. 202,433 43,138,472
Leonardo DRS, Inc.
(a)(b)
................ 48,977 1,081,902
Lockheed Martin Corp. ................ 227,473 103,470,643
Mercury Systems, Inc.
(a)(b)
.............. 60,706 1,790,827
Moog, Inc. , Class A .................. 29,941 4,780,081
National Presto Industries, Inc. ........... 8,526 714,479
Northrop Grumman Corp. .............. 149,799 71,702,789
Parsons Corp.
(a)
..................... 44,188 3,665,395
Rocket Lab USA, Inc.
(a)(b)
............... 314,612 1,293,055
RTX Corp. ........................ 1,414,289 137,935,606
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 121,222 4,372,478
Textron, Inc. ....................... 210,102 20,155,085
TransDigm Group, Inc. ................ 59,280 73,009,248
Triumph Group, Inc.
(a)
................. 97,550 1,467,152
V2X, Inc.
(a)
........................ 13,900 649,269
Virgin Galactic Holdings, Inc. , Class C
(a)(b)
.... 438,378 648,799
Woodward, Inc. ..................... 63,757 9,826,229
791,641,814
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)(b)
...... 58,906 810,546
CH Robinson Worldwide, Inc. ........... 123,285 9,386,920
Expeditors International of Washington, Inc. .. 153,801 18,697,588
FedEx Corp. ....................... 244,237 70,765,228
Forward Air Corp. ................... 28,889 898,737
GXO Logistics, Inc.
(a)
................. 125,911 6,768,975
Hub Group, Inc. , Class A ............... 68,362 2,954,606
United Parcel Service, Inc. , Class B ....... 770,252 114,482,555
224,765,155
Automobile Components — 0.2%
Adient plc
(a)
........................ 99,284 3,268,429
American Axle & Manufacturing Holdings, Inc.
(a)
149,526 1,100,511
Aptiv plc
(a)
......................... 300,339 23,922,001
Atmus Filtration Technologies, Inc.
(a)
....... 66,290 2,137,853
Autoliv, Inc. ........................ 78,877 9,499,157
BorgWarner, Inc. .................... 243,679 8,465,409
Dana, Inc. ......................... 142,326 1,807,540
Dorman Products, Inc.
(a)
............... 31,239 3,011,127
Fox Factory Holding Corp.
(a)
............. 45,001 2,343,202
Garrett Motion, Inc.
(a)(b)
................ 166,425 1,654,265
Gentex Corp. ...................... 251,037 9,067,457
Gentherm , Inc.
(a)
.................... 34,785 2,002,920
Goodyear Tire & Rubber Co. (The)
(a)(b)
...... 306,882 4,213,490
Security
Shares
Shares Value
Automobile Components (continued)
LCI Industries ...................... 26,198 $ 3,223,926
Lear Corp. ........................ 60,228 8,725,833
Luminar Technologies, Inc. , Class A
(a)(b)
..... 306,363 603,535
Mobileye Global, Inc. , Class A
(a)(b)
......... 80,500 2,588,075
Modine Manufacturing Co.
(a)(b)
........... 56,226 5,352,153
Patrick Industries, Inc. ................ 24,238 2,895,714
Phinia , Inc. ........................ 49,040 1,884,607
QuantumScape Corp. , Class A
(a)(b)
........ 405,001 2,547,456
Solid Power, Inc. , Class A
(a)(b)
............ 214,298 435,025
Standard Motor Products, Inc. ........... 26,177 878,238
Stoneridge, Inc.
(a)
.................... 28,017 516,634
Visteon Corp.
(a)
..................... 29,435 3,461,850
XPEL, Inc.
(a)(c)
...................... 24,043 1,298,803
106,905,210
Automobiles — 1.2%
Ford Motor Co. ..................... 4,174,128 55,432,420
General Motors Co. .................. 1,223,933 55,505,362
Harley-Davidson, Inc. ................. 137,257 6,003,621
Lucid Group, Inc.
(a)(b)
.................. 968,209 2,759,396
Rivian Automotive, Inc. , Class A
(a)(b)
........ 723,696 7,924,471
Tesla, Inc.
(a)
........................ 2,944,804 517,667,095
Thor Industries, Inc. .................. 56,756 6,659,749
Winnebago Industries, Inc. ............. 31,883 2,359,342
654,311,456
Banks — 3.6%
1st Source Corp. .................... 23,292 1,220,967
Amalgamated Financial Corp. ........... 28,336 680,064
Amerant Bancorp, Inc. , Class A .......... 30,368 707,271
American National Bankshares , Inc. ....... 19,773 944,358
Ameris Bancorp ..................... 67,547 3,267,924
Arrow Financial Corp. ................. 30,329 758,832
Associated Banc-Corp. ................ 157,918 3,396,816
Atlantic Union Bankshares Corp. ......... 76,767 2,710,643
Axos Financial, Inc.
(a)
................. 55,023 2,973,443
Banc of California, Inc. ................ 142,071 2,160,900
BancFirst Corp. ..................... 19,277 1,696,954
Bancorp, Inc. (The)
(a)
................. 56,639 1,895,141
Bank First Corp. .................... 9,405 815,131
Bank of America Corp. ................ 7,305,924 277,040,638
Bank of Hawaii Corp. ................. 40,870 2,549,879
Bank of Marin Bancorp ................ 29,271 490,875
Bank OZK ........................ 107,068 4,867,311
BankUnited, Inc. .................... 54,710 1,531,880
Banner Corp. ...................... 19,279 925,392
Bar Harbor Bankshares ............... 26,281 695,921
BayCom Corp. ..................... 27,294 562,529
Berkshire Hills Bancorp, Inc. ............ 41,358 947,925
BOK Financial Corp. .................. 30,716 2,825,872
Bridgewater Bancshares, Inc.
(a)
.......... 51,911 604,244
Brookline Bancorp, Inc. ................ 55,340 551,186
Business First Bancshares, Inc. .......... 25,842 575,760
Byline Bancorp, Inc. .................. 46,785 1,016,170
Cadence Bank ..................... 126,472 3,667,688
Cambridge Bancorp .................. 11,765 801,902
Camden National Corp. ............... 27,058 906,984
Capital City Bank Group, Inc. ............ 16,028 443,976
Capitol Federal Financial, Inc. ........... 136,303 812,366
Capstar Financial Holdings, Inc. .......... 37,760 758,976
Carter Bankshares , Inc.
(a)
.............. 44,051 556,805
Cathay General Bancorp ............... 76,391 2,889,872
CB Financial Services, Inc. ............. 34,984 756,354
Citigroup, Inc. ...................... 2,024,781 128,047,150
Citizens Financial Group, Inc. ........... 497,428 18,051,662

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
City Holding Co. .................... 11,974 $ 1,247,930
CNB Financial Corp. .................. 34,294 699,255
Coastal Financial Corp.
(a)
.............. 16,212 630,160
Colony Bankcorp , Inc. ................ 68,821 791,441
Columbia Banking System, Inc. .......... 232,289 4,494,792
Columbia Financial, Inc.
(a)(b)
............. 34,621 595,827
Comerica, Inc. ...................... 141,571 7,784,989
Commerce Bancshares, Inc. ............ 131,756 7,009,419
Community Bank System, Inc. ........... 43,616 2,094,876
Community Trust Bancorp, Inc. .......... 19,592 835,599
ConnectOne Bancorp, Inc. ............. 54,425 1,061,287
CrossFirst Bankshares , Inc.
(a)(b)
.......... 73,402 1,015,884
Cullen/Frost Bankers, Inc. .............. 69,970 7,876,523
Customers Bancorp, Inc.
(a)
.............. 30,744 1,631,277
CVB Financial Corp. .................. 134,503 2,399,534
Dime Community Bancshares, Inc. ........ 43,789 843,376
Eagle Bancorp Montana, Inc. ............ 45,399 582,923
Eagle Bancorp, Inc. .................. 21,374 502,075
East West Bancorp, Inc. ............... 149,889 11,857,719
Eastern Bankshares , Inc. .............. 180,215 2,483,363
Enterprise Financial Services Corp. ....... 46,516 1,886,689
Equity Bancshares, Inc. , Class A ......... 26,812 921,528
Esquire Financial Holdings, Inc. .......... 17,889 849,191
Evans Bancorp, Inc. .................. 23,793 710,459
Farmers National Banc Corp. ............ 71,550 955,908
FB Financial Corp. ................... 37,189 1,400,538
Fifth Third Bancorp .................. 728,927 27,123,374
First BanCorp ...................... 175,966 4,019,921
First Bancshares, Inc. (The) ............. 31,470 816,646
First Busey Corp. .................... 80,038 1,924,914
First Citizens BancShares , Inc. , Class A ..... 12,693 20,753,055
First Commonwealth Financial Corp. ....... 43,678 607,998
First Community Bankshares , Inc. ........ 18,175 629,400
First Financial Bancorp ................ 65,607 1,470,909
First Financial Bankshares , Inc. .......... 145,815 4,784,190
First Financial Corp. .................. 18,550 711,022
First Foundation, Inc. ................. 73,782 557,054
First Hawaiian, Inc. .................. 135,531 2,976,261
First Horizon Corp. ................... 601,003 9,255,446
First Interstate BancSystem , Inc. , Class A ... 92,938 2,528,843
First Merchants Corp. ................. 63,094 2,201,981
First Mid Bancshares, Inc. .............. 25,904 846,543
First of Long Island Corp. (The) .......... 46,493 515,607
First Savings Financial Group, Inc. ........ 32,262 540,388
First Western Financial, Inc.
(a)(b)
.......... 26,270 383,017
Flushing Financial Corp. ............... 43,228 545,105
FNB Corp. ........................ 415,572 5,859,565
Franklin Financial Services Corp. ......... 27,290 714,998
Fulton Financial Corp. ................. 170,324 2,706,448
German American Bancorp, Inc. .......... 44,297 1,534,448
Glacier Bancorp, Inc.
(b)
................ 121,375 4,888,985
Great Southern Bancorp, Inc. ............ 9,463 518,762
Hancock Whitney Corp. ............... 91,148 4,196,454
HarborOne Bancorp, Inc. .............. 68,323 728,323
Heartland Financial USA, Inc. ........... 47,354 1,664,493
Heritage Commerce Corp. .............. 79,009 677,897
Heritage Financial Corp. ............... 33,844 656,235
Hilltop Holdings, Inc. .................. 52,721 1,651,222
Hingham Institution for Savings (The)
(b)
..... 2,445 426,555
Home BancShares , Inc. ............... 217,085 5,333,778
HomeTrust Bancshares, Inc. ............ 23,195 634,151
Hope Bancorp, Inc. .................. 84,573 973,435
Horizon Bancorp, Inc. ................. 66,748 856,377
Huntington Bancshares, Inc. ............ 1,537,808 21,452,422
Independent Bank Corp. ............... 64,966 2,563,029
Security
Shares
Shares Value
Banks (continued)
Independent Bank Group, Inc. ........... 37,004 $ 1,689,233
International Bancshares Corp. .......... 58,951 3,309,509
John Marshall Bancorp, Inc. ............ 25,742 461,297
JPMorgan Chase & Co. ............... 3,072,999 615,521,700
Kearny Financial Corp. ................ 84,345 543,182
KeyCorp .......................... 1,014,365 16,037,111
Lakeland Bancorp, Inc. ................ 122,764 1,485,444
Lakeland Financial Corp. ............... 24,588 1,630,676
Live Oak Bancshares, Inc. .............. 37,469 1,555,338
M&T Bank Corp. .................... 176,790 25,712,338
Macatawa Bank Corp. ................ 61,635 603,407
Mercantile Bank Corp. ................ 18,242 702,135
Metropolitan Bank Holding Corp.
(a)
........ 13,227 509,240
Mid Penn Bancorp, Inc. ................ 27,152 543,312
Midland States Bancorp, Inc. ............ 25,878 650,314
MidWestOne Financial Group, Inc. ........ 28,367 664,922
National Bank Holdings Corp. , Class A ..... 38,048 1,372,391
NB Bancorp, Inc.
(a)
................... 54,386 742,913
NBT Bancorp, Inc. ................... 59,867 2,195,922
New York Community Bancorp, Inc. ....... 788,157 2,537,866
Nicolet Bankshares , Inc. ............... 14,442 1,241,868
Northeast Bank
(b)
.................... 16,337 904,090
Northeast Community Bancorp, Inc. ....... 48,710 766,208
Northfield Bancorp, Inc. ............... 41,652 404,857
Northwest Bancshares, Inc. ............. 93,874 1,093,632
Norwood Financial Corp. ............... 22,335 607,735
OceanFirst Financial Corp. ............. 101,479 1,665,270
OFG Bancorp ...................... 35,152 1,293,945
Ohio Valley Banc Corp. ................ 21,833 533,817
Old National Bancorp ................. 320,607 5,581,768
Old Second Bancorp, Inc. .............. 43,393 600,559
Origin Bancorp, Inc. .................. 37,378 1,167,689
Pacific Premier Bancorp, Inc. ............ 80,736 1,937,664
Park National Corp. .................. 15,199 2,064,784
Pathward Financial, Inc. ............... 25,864 1,305,615
PCB Bancorp ...................... 40,167 655,927
Peapack-Gladstone Financial Corp. ....... 38,671 940,865
Peoples Bancorp of North Carolina, Inc. .... 27,391 762,839
Peoples Bancorp, Inc. ................ 36,770 1,088,760
Pinnacle Financial Partners, Inc. .......... 83,701 7,188,242
PNC Financial Services Group, Inc. (The) ... 421,674 68,142,518
Ponce Financial Group, Inc.
(a)(b)
.......... 82,608 735,211
Popular, Inc. ....................... 76,152 6,708,230
Premier Financial Corp. ............... 44,737 908,161
Princeton Bancorp, Inc. ................ 18,686 575,155
Prosperity Bancshares, Inc. ............. 100,186 6,590,235
Provident Financial Services, Inc. ......... 61,853 901,198
QCR Holdings, Inc. .................. 25,118 1,525,667
Red River Bancshares, Inc. ............. 10,603 527,923
Regions Financial Corp. ............... 1,006,088 21,168,092
Renasant Corp. ..................... 43,769 1,370,845
Republic Bancorp, Inc. , Class A .......... 13,050 665,550
S&T Bancorp, Inc. ................... 18,799 603,072
Sandy Spring Bancorp, Inc. ............. 54,130 1,254,733
Seacoast Banking Corp. of Florida ........ 87,963 2,233,381
ServisFirst Bancshares, Inc. ............ 50,154 3,328,219
Shore Bancshares, Inc. ................ 67,757 779,205
Simmons First National Corp. , Class A ..... 111,564 2,171,035
SmartFinancial , Inc. .................. 36,350 765,894
Sound Financial Bancorp, Inc. ........... 16,299 654,731
South Plains Financial, Inc. ............. 36,275 970,719
Southern Missouri Bancorp, Inc. .......... 13,719 599,657
Southside Bancshares, Inc. ............. 31,755 928,199
SouthState Corp. .................... 81,292 6,912,259
Stellar Bancorp, Inc. .................. 53,999 1,315,416

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Stock Yards Bancorp, Inc. .............. 31,749 $ 1,552,844
Synovus Financial Corp. ............... 160,339 6,423,180
Texas Capital Bancshares, Inc.
(a)
......... 57,392 3,532,478
TFS Financial Corp. .................. 66,041 829,475
Tompkins Financial Corp. .............. 12,961 651,809
Towne Bank ....................... 80,425 2,256,726
TriCo Bancshares ................... 37,361 1,374,138
Triumph Financial, Inc.
(a)
............... 21,547 1,709,108
Truist Financial Corp. ................. 1,421,066 55,393,153
Trustmark Corp. .................... 60,597 1,703,382
UMB Financial Corp. ................. 46,312 4,028,681
United Bankshares , Inc. ............... 137,946 4,937,087
United Community Banks, Inc. ........... 95,857 2,522,956
Univest Financial Corp. ................ 33,418 695,763
US Bancorp ....................... 1,664,453 74,401,049
Valley National Bancorp ............... 469,234 3,735,103
Veritex Holdings, Inc. ................. 32,548 666,909
Virginia National Bankshares Corp. ........ 12,579 378,628
WaFd , Inc. ........................ 66,475 1,929,769
Washington Trust Bancorp, Inc. .......... 24,898 669,258
Webster Financial Corp. ............... 187,623 9,525,620
Wells Fargo & Co. ................... 3,834,490 222,247,040
WesBanco , Inc. ..................... 72,938 2,174,282
Westamerica BanCorp ................ 18,607 909,510
Western Alliance Bancorp .............. 114,600 7,356,174
Wintrust Financial Corp. ............... 69,294 7,233,601
WSFS Financial Corp. ................ 60,818 2,745,325
Zions Bancorp NA ................... 161,811 7,022,597
1,951,714,908
Beverages — 1.3%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 10,112 3,078,295
Brown-Forman Corp. , Class A ........... 57,292 3,033,611
Brown-Forman Corp. , Class B, NVS ....... 193,609 9,994,097
Celsius Holdings, Inc.
(a)
................ 160,405 13,300,783
Coca-Cola Co. (The) ................. 4,123,006 252,245,507
Coca-Cola Consolidated, Inc. ............ 5,039 4,265,060
Constellation Brands, Inc. , Class A ........ 170,977 46,464,709
Duckhorn Portfolio, Inc. (The)
(a)(b)
......... 53,415 497,294
Keurig Dr Pepper, Inc. ................ 1,100,592 33,755,157
MGP Ingredients, Inc.
(b)
................ 16,139 1,390,052
Molson Coors Beverage Co. , Class B ...... 194,506 13,080,528
Monster Beverage Corp.
(a)
.............. 785,072 46,539,068
National Beverage Corp.
(a)
.............. 24,481 1,161,868
PepsiCo, Inc. ...................... 1,453,383 254,356,559
Vita Coco Co., Inc. (The)
(a)(b)
............ 35,099 857,469
684,020,057
Biotechnology — 2.4%
2seventy bio, Inc.
(a)(b)
................. 174,753 934,929
4D Molecular Therapeutics, Inc.
(a)
......... 43,695 1,392,123
89bio, Inc.
(a)(b)
...................... 95,716 1,114,134
AbbVie, Inc. ....................... 1,877,096 341,819,182
Abeona Therapeutics, Inc.
(a)
............. 46,219 335,088
Absci Corp.
(a)
...................... 119,546 679,021
ACADIA Pharmaceuticals, Inc.
(a)
.......... 131,581 2,432,933
ACELYRIN, Inc.
(a)(b)
.................. 54,046 364,811
ADMA Biologics, Inc.
(a)
................ 251,788 1,661,801
Adverum Biotechnologies, Inc.
(a)(b)
......... 34,067 481,712
Agenus, Inc.
(a)(b)
..................... 388,037 225,061
Agios Pharmaceuticals, Inc.
(a)
........... 70,937 2,074,198
Akero Therapeutics, Inc.
(a)
.............. 60,483 1,527,801
Aldeyra Therapeutics, Inc.
(a)
............. 77,074 252,032
Alector , Inc.
(a)
...................... 95,500 574,910
Alkermes plc
(a)
...................... 179,279 4,853,083
Security
Shares
Shares Value
Biotechnology (continued)
Allogene Therapeutics, Inc.
(a)(b)
........... 177,174 $ 791,968
Alnylam Pharmaceuticals, Inc.
(a)
.......... 135,615 20,267,662
Alpine Immune Sciences, Inc.
(a)(b)
......... 49,201 1,950,328
Altimmune , Inc.
(a)(b)
................... 68,246 694,744
Amgen, Inc. ....................... 565,157 160,685,438
Amicus Therapeutics, Inc.
(a)
............. 288,573 3,399,390
AnaptysBio , Inc.
(a)(b)
.................. 25,811 581,264
Anavex Life Sciences Corp.
(a)(b)
.......... 87,889 447,355
Anika Therapeutics, Inc.
(a)
.............. 39,572 1,005,129
Apellis Pharmaceuticals, Inc.
(a)(b)
.......... 110,251 6,480,554
Apogee Therapeutics, Inc.
(a)
............. 22,615 1,502,767
Arbutus Biopharma Corp.
(a)
............. 337,231 870,056
Arcellx , Inc.
(a)(b)
..................... 37,177 2,585,660
Arcturus Therapeutics Holdings, Inc.
(a)(b)
..... 24,663 832,870
Arcus Biosciences, Inc.
(a)
............... 65,058 1,228,295
Arcutis Biotherapeutics, Inc.
(a)
........... 107,072 1,061,084
Ardelyx , Inc.
(a)(b)
..................... 252,842 1,845,747
Arrowhead Pharmaceuticals, Inc.
(a)
........ 136,049 3,891,001
ARS Pharmaceuticals, Inc.
(a)(b)
........... 66,672 681,388
Astria Therapeutics, Inc.
(a)(b)
............. 57,976 816,012
Aura Biosciences, Inc.
(a)
............... 57,085 448,117
Avid Bioservices , Inc.
(a)(b)
............... 66,623 446,374
Avidity Biosciences, Inc.
(a)(b)
............. 72,806 1,858,009
Avita Medical, Inc.
(a)(b)
................. 36,088 578,491
Beam Therapeutics, Inc.
(a)(b)
............. 71,732 2,370,025
BioCryst Pharmaceuticals, Inc.
(a)
.......... 270,906 1,376,202
Biogen, Inc.
(a)
...................... 154,508 33,316,560
Biohaven Ltd.
(a)(b)
.................... 76,090 4,161,362
BioMarin Pharmaceutical, Inc.
(a)
.......... 201,579 17,605,910
Biomea Fusion, Inc.
(a)(b)
................ 36,747 549,368
Bluebird Bio, Inc.
(a)
................... 334,733 428,458
Blueprint Medicines Corp.
(a)(b)
............ 67,097 6,364,821
Bridgebio Pharma, Inc.
(a)(b)
.............. 139,635 4,317,514
C4 Therapeutics, Inc.
(a)(b)
............... 73,204 598,077
Cabaletta Bio, Inc.
(a)
.................. 44,251 754,922
CareDx , Inc.
(a)
...................... 75,761 802,309
Cargo Therapeutics, Inc.
(a)(b)
............. 23,635 527,533
Caribou Biosciences, Inc.
(a)(b)
............ 127,116 653,376
Catalyst Pharmaceuticals, Inc.
(a)
.......... 106,949 1,704,767
Celldex Therapeutics, Inc.
(a)(b)
............ 71,451 2,998,798
Cerevel Therapeutics Holdings, Inc.
(a)(b)
..... 96,378 4,073,898
CG oncology, Inc.
(a)(b)
................. 23,946 1,051,229
Cogent Biosciences, Inc.
(a)(b)
............ 100,684 676,596
Coherus Biosciences, Inc.
(a)(b)
............ 136,887 327,160
Corbus Pharmaceuticals Holdings, Inc.
(a)
.... 14,098 553,206
Crinetics Pharmaceuticals, Inc.
(a)
......... 61,549 2,881,109
CRISPR Therapeutics AG
(a)(b)
............ 85,648 5,837,768
Cullinan Oncology, Inc.
(a)
............... 52,021 886,438
Cytokinetics, Inc.
(a)
................... 105,684 7,409,505
Day One Biopharmaceuticals, Inc.
(a)
....... 68,340 1,128,977
Deciphera Pharmaceuticals, Inc.
(a)
........ 71,291 1,121,407
Denali Therapeutics, Inc.
(a)
............. 145,128 2,978,027
Dianthus Therapeutics, Inc.
(a)(b)
........... 10,828 324,840
Disc Medicine, Inc.
(a)
.................. 15,885 989,000
Dynavax Technologies Corp.
(a)(b)
.......... 142,193 1,764,615
Dyne Therapeutics, Inc.
(a)
.............. 61,994 1,760,010
Editas Medicine, Inc.
(a)(b)
............... 125,064 927,975
Enanta Pharmaceuticals, Inc.
(a)
.......... 39,148 683,524
Erasca , Inc.
(a)
...................... 205,919 424,193
Exact Sciences Corp.
(a)(b)
............... 195,599 13,508,067
Exelixis , Inc.
(a)
...................... 329,012 7,807,455
Fate Therapeutics, Inc.
(a)(b)
.............. 118,842 872,300
Geron Corp.
(a)(b)
..................... 572,695 1,889,894
Gilead Sciences, Inc. ................. 1,324,277 97,003,290
Gyre Therapeutics, Inc.
(a)(b)
............. 14,797 258,652

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Halozyme Therapeutics, Inc.
(a)
........... 141,627 $ 5,761,386
Heron Therapeutics, Inc.
(a)
.............. 253,943 703,422
HilleVax , Inc.
(a)(b)
.................... 35,488 590,165
Ideaya Biosciences , Inc.
(a)(b)
............. 80,527 3,533,525
ImmunityBio , Inc.
(a)(b)
.................. 226,310 1,215,285
Immunome, Inc.
(a)
................... 42,935 1,059,636
Immunovant , Inc.
(a)
................... 62,897 2,032,202
Incyte Corp.
(a)
...................... 198,030 11,281,769
Inhibrx , Inc.
(a)(b)
..................... 34,413 1,203,078
Insmed , Inc.
(a)(b)
..................... 151,865 4,120,097
Intellia Therapeutics, Inc.
(a)
............. 106,675 2,934,629
Ionis Pharmaceuticals, Inc.
(a)(b)
........... 157,690 6,835,861
Iovance Biotherapeutics, Inc.
(a)(b)
.......... 266,953 3,956,243
Ironwood Pharmaceuticals, Inc. , Class A
(a)(b)
.. 161,224 1,404,261
iTeos Therapeutics, Inc.
(a)
.............. 43,957 599,573
Janux Therapeutics, Inc.
(a)(b)
............. 29,042 1,093,431
KalVista Pharmaceuticals , Inc.
(a)(b)
......... 43,712 518,424
Keros Therapeutics, Inc.
(a)(b)
............. 30,205 1,999,571
Kiniksa Pharmaceuticals Ltd. , Class A
(a)
..... 40,120 791,568
Krystal Biotech , Inc.
(a)(b)
................ 26,772 4,763,542
Kura Oncology, Inc.
(a)(b)
................ 88,297 1,883,375
Kymera Therapeutics, Inc.
(a)(b)
........... 48,806 1,962,001
Kyverna Therapeutics, Inc.
(a)
............ 19,824 492,428
Larimar Therapeutics, Inc.
(a)
............. 70,537 535,376
Lexicon Pharmaceuticals , Inc.
(a)(b)
......... 219,082 525,797
Lyell Immunopharma , Inc.
(a)(b)
............ 275,563 614,505
MacroGenics , Inc.
(a)
.................. 74,915 1,102,749
Madrigal Pharmaceuticals , Inc.
(a)(b)
........ 16,845 4,498,289
MannKind Corp.
(a)(b)
.................. 300,819 1,362,710
Mersana Therapeutics, Inc.
(a)
............ 154,865 693,795
MiMedx Group, Inc.
(a)
................. 126,015 970,315
Mirum Pharmaceuticals, Inc.
(a)(b)
.......... 41,077 1,031,854
Moderna, Inc.
(a)
..................... 354,873 37,815,267
Morphic Holding, Inc.
(a)
................ 44,704 1,573,581
Myriad Genetics, Inc.
(a)
................ 102,067 2,176,068
Natera , Inc.
(a)
...................... 121,799 11,139,737
Neurocrine Biosciences, Inc.
(a)
........... 105,333 14,527,527
Nkarta , Inc.
(a)
....................... 50,552 546,467
Novavax, Inc.
(a)(b)
.................... 130,022 621,505
Nurix Therapeutics, Inc.
(a)(b)
............. 79,026 1,161,682
Nuvalent , Inc. , Class A
(a)(b)
.............. 34,740 2,608,627
Olema Pharmaceuticals, Inc.
(a)(b)
.......... 52,163 590,485
ORIC Pharmaceuticals, Inc.
(a)(b)
.......... 66,775 918,156
PDL BioPharma , Inc.
(a)(d)
............... 135,868 1
Perspective Therapeutics, Inc.
(a)
.......... 531,481 632,462
Praxis Precision Medicines, Inc.
(a)(b)
........ 17,743 1,082,678
Prime Medicine, Inc.
(a)(b)
............... 52,827 369,789
Protagonist Therapeutics, Inc.
(a)(b)
......... 58,857 1,702,733
Prothena Corp. plc
(a)
.................. 42,849 1,061,370
PTC Therapeutics, Inc.
(a)(b)
.............. 84,430 2,456,069
RAPT Therapeutics, Inc.
(a)(b)
............. 31,803 285,591
Recursion Pharmaceuticals, Inc. , Class A
(a)(b)
. 186,010 1,854,520
Regeneron Pharmaceuticals, Inc.
(a)
........ 112,378 108,162,701
REGENXBIO, Inc.
(a)
.................. 54,285 1,143,785
Relay Therapeutics, Inc.
(a)(b)
............. 128,215 1,064,185
Replimune Group, Inc.
(a)(b)
.............. 66,947 546,957
REVOLUTION Medicines, Inc.
(a)
.......... 138,214 4,454,637
Rhythm Pharmaceuticals, Inc.
(a)(b)
......... 58,484 2,534,112
Rocket Pharmaceuticals, Inc.
(a)
........... 78,788 2,122,549
Roivant Sciences Ltd.
(a)
................ 367,168 3,869,951
Sage Therapeutics, Inc.
(a)(b)
............. 64,687 1,212,234
Sana Biotechnology, Inc.
(a)(b)
............ 139,728 1,397,280
Sarepta Therapeutics, Inc.
(a)
............ 100,971 13,071,706
Savara , Inc.
(a)
...................... 138,724 690,846
Scholar Rock Holding Corp.
(a)(b)
.......... 53,794 955,381
Security
Shares
Shares Value
Biotechnology (continued)
Soleno Therapeutics, Inc.
(a)(b)
............ 18,263 $ 781,656
SpringWorks Therapeutics, Inc.
(a)(b)
........ 71,405 3,514,554
Spyre Therapeutics, Inc.
(a)(b)
............. 35,823 1,358,766
Summit Therapeutics, Inc.
(a)(b)
............ 172,118 712,569
Sutro Biopharma, Inc.
(a)
................ 103,246 583,340
Syndax Pharmaceuticals, Inc.
(a)
.......... 98,628 2,347,346
Tango Therapeutics, Inc.
(a)
.............. 58,549 464,879
TG Therapeutics, Inc.
(a)(b)
............... 153,021 2,327,449
Tourmaline Bio, Inc. .................. 21,706 497,067
Travere Therapeutics, Inc.
(a)
............. 94,022 724,910
Twist Bioscience Corp.
(a)(b)
.............. 65,685 2,253,652
Ultragenyx Pharmaceutical, Inc.
(a)
......... 92,320 4,310,421
uniQure NV
(a)(b)
..................... 71,399 371,275
United Therapeutics Corp.
(a)
............. 50,160 11,522,755
Vaxcyte , Inc.
(a)(b)
..................... 102,304 6,988,386
Vera Therapeutics, Inc. , Class A
(a)
......... 43,948 1,895,038
Veracyte , Inc.
(a)(b)
.................... 93,489 2,071,716
Vericel Corp.
(a)
...................... 53,560 2,786,191
Vertex Pharmaceuticals, Inc.
(a)
........... 273,762 114,435,254
Verve Therapeutics, Inc.
(a)(b)
............. 64,167 852,138
Viking Therapeutics, Inc.
(a)(b)
............. 113,101 9,274,282
Vir Biotechnology, Inc.
(a)
............... 110,123 1,115,546
Viridian Therapeutics, Inc.
(a)(b)
............ 58,041 1,016,298
Xencor , Inc.
(a)
...................... 68,223 1,509,775
Y- mAbs Therapeutics, Inc.
(a)(b)
........... 44,472 723,115
Zentalis Pharmaceuticals, Inc.
(a)(b)
......... 71,168 1,121,608
1,283,323,146
Broadline Retail — 3.3%
Amazon.com, Inc.
(a)
.................. 9,710,139 1,751,514,873
Dillard's, Inc. , Class A
(b)
................ 3,515 1,657,815
eBay, Inc. ......................... 552,801 29,176,837
Etsy, Inc.
(a)
........................ 130,190 8,946,657
Groupon, Inc.
(a)(b)
.................... 21,019 280,393
Kohl's Corp. ....................... 123,304 3,594,312
Macy's, Inc. ....................... 285,451 5,706,165
Nordstrom, Inc. ..................... 114,693 2,324,827
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
..... 65,072 5,177,779
Savers Value Village, Inc.
(a)(b)
............ 28,164 543,002
1,808,922,660
Building Products — 0.7%
A O Smith Corp. .................... 131,866 11,796,732
AAON, Inc.
(b)
....................... 70,709 6,229,463
Advanced Drainage Systems, Inc.
(b)
....... 73,580 12,673,419
Allegion plc ........................ 91,985 12,391,299
American Woodmark Corp.
(a)(b)
........... 18,362 1,866,681
Apogee Enterprises, Inc. ............... 26,950 1,595,440
Armstrong World Industries, Inc. .......... 46,121 5,729,151
AZEK Co., Inc. (The) , Class A
(a)
.......... 161,828 8,127,002
AZZ, Inc. ......................... 26,550 2,052,581
Builders FirstSource , Inc.
(a)
............. 130,746 27,267,078
Carlisle Cos., Inc. ................... 51,243 20,079,570
Carrier Global Corp. .................. 887,650 51,599,095
CSW Industrials, Inc. ................. 17,082 4,007,437
Fortune Brands Innovations, Inc. ......... 132,654 11,231,814
Gibraltar Industries, Inc.
(a)
.............. 35,331 2,845,205
Griffon Corp. ....................... 43,244 3,171,515
Hayward Holdings, Inc.
(a)
............... 146,573 2,244,033
Insteel Industries, Inc. ................. 21,993 840,572
Janus International Group, Inc.
(a)
......... 123,052 1,861,777
JELD-WEN Holding, Inc.
(a)
.............. 90,196 1,914,861
Johnson Controls International plc ........ 725,938 47,418,270
Lennox International, Inc. .............. 33,511 16,378,836
Masco Corp. ....................... 233,207 18,395,368

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
Masonite International Corp.
(a)
........... 24,079 $ 3,165,185
Masterbrand, Inc.
(a)
.................. 139,402 2,612,393
Owens Corning ..................... 94,685 15,793,458
Quanex Building Products Corp. .......... 36,919 1,418,797
Resideo Technologies, Inc.
(a)
............ 154,461 3,463,016
Simpson Manufacturing Co., Inc. ......... 45,391 9,313,325
Tecnoglass , Inc. ..................... 21,020 1,093,671
Trane Technologies plc ................ 241,472 72,489,894
Trex Co., Inc.
(a)(b)
.................... 115,418 11,512,946
UFP Industries, Inc. .................. 65,269 8,028,740
Zurn Elkay Water Solutions Corp. ......... 156,100 5,224,667
405,833,291
Capital Markets — 3.0%
Affiliated Managers Group, Inc. .......... 34,519 5,780,897
Ameriprise Financial, Inc. .............. 105,799 46,386,513
Ares Management Corp. , Class A ......... 179,311 23,844,777
Artisan Partners Asset Management, Inc. , Class
A ............................ 67,569 3,092,633
AssetMark Financial Holdings, Inc.
(a)
....... 33,508 1,186,518
B Riley Financial, Inc.
(b)
................ 17,647 373,587
Bank of New York Mellon Corp. (The) ...... 812,051 46,790,379
BGC Group, Inc. , Class A
(b)
............. 433,248 3,366,337
BlackRock, Inc.
(e)
.................... 148,721 123,988,698
Blackstone, Inc. , Class A ............... 765,545 100,569,647
Blue Owl Capital, Inc. , Class A ........... 449,528 8,478,098
Bridge Investment Group Holdings, Inc. , Class
A ............................ 62,779 430,036
Brightsphere Investment Group, Inc. ....... 53,719 1,226,942
Carlyle Group, Inc. (The) ............... 232,762 10,918,865
CBOE Global Markets, Inc. ............. 112,315 20,635,635
Charles Schwab Corp. (The) ............ 1,580,567 114,338,217
CME Group, Inc. , Class A .............. 382,539 82,356,821
Cohen & Steers, Inc. ................. 31,364 2,411,578
Coinbase Global, Inc. , Class A
(a)(b)
......... 181,684 48,168,062
Diamond Hill Investment Group, Inc. ....... 5,481 845,006
Donnelley Financial Solutions, Inc.
(a)
....... 27,886 1,729,211
Evercore, Inc. , Class A ................ 37,469 7,216,155
FactSet Research Systems, Inc. .......... 40,014 18,181,961
Federated Hermes, Inc. , Class B ......... 94,912 3,428,221
Franklin Resources, Inc. ............... 309,913 8,711,654
GCM Grosvenor, Inc. , Class A ........... 66,701 644,332
Goldman Sachs Group, Inc. (The) ........ 345,029 144,115,163
Hamilton Lane, Inc. , Class A ............ 40,923 4,614,477
Houlihan Lokey, Inc. , Class A ............ 52,782 6,766,125
Interactive Brokers Group, Inc. , Class A ..... 110,730 12,369,648
Intercontinental Exchange, Inc. .......... 607,589 83,500,956
Invesco Ltd. ....................... 476,153 7,899,378
Janus Henderson Group plc ............ 139,003 4,571,809
Jefferies Financial Group, Inc. ........... 181,875 8,020,687
KKR & Co., Inc. ..................... 705,459 70,955,066
Lazard, Inc. ....................... 120,326 5,038,050
LPL Financial Holdings, Inc. ............. 79,318 20,955,816
MarketAxess Holdings, Inc. ............. 39,604 8,683,177
Moelis & Co. , Class A ................. 67,479 3,830,783
Moody's Corp. ...................... 167,425 65,803,048
Morgan Stanley ..................... 1,328,849 125,124,422
Morningstar, Inc. .................... 27,445 8,463,215
MSCI, Inc. ........................ 84,007 47,081,723
Nasdaq, Inc. ....................... 403,456 25,458,074
Northern Trust Corp. .................. 216,863 19,283,458
Open Lending Corp. , Class A
(a)
........... 101,819 637,387
P10, Inc. , Class A ................... 72,177 607,730
Perella Weinberg Partners , Class C ....... 68,538 968,442
Piper Sandler Cos. ................... 16,747 3,324,112
Security
Shares
Shares Value
Capital Markets (continued)
PJT Partners, Inc. , Class A ............. 24,553 $ 2,314,366
Raymond James Financial, Inc. .......... 199,612 25,634,173
Robinhood Markets, Inc. , Class A
(a)(b)
....... 560,239 11,277,611
S&P Global, Inc. .................... 342,755 145,825,115
SEI Investments Co. .................. 107,193 7,707,177
State Street Corp. ................... 319,185 24,679,384
StepStone Group, Inc. , Class A .......... 62,932 2,249,190
Stifel Financial Corp. ................. 106,916 8,357,624
StoneX Group, Inc.
(a)
................. 27,177 1,909,456
T. Rowe Price Group, Inc. .............. 239,798 29,236,172
TPG, Inc. , Class A ................... 83,099 3,714,525
Tradeweb Markets, Inc. , Class A
(b)
........ 121,485 12,655,092
Victory Capital Holdings, Inc. , Class A ...... 38,738 1,643,653
Virtu Financial, Inc. , Class A ............. 94,675 1,942,731
Virtus Investment Partners, Inc. .......... 8,182 2,028,972
WisdomTree, Inc. .................... 120,851 1,110,621
1,645,459,388
Chemicals — 1.6%
AdvanSix , Inc. ...................... 28,856 825,282
Air Products & Chemicals, Inc. ........... 236,598 57,320,597
Albemarle Corp. .................... 125,329 16,510,842
American Vanguard Corp. .............. 43,207 559,531
Arcadium Lithium plc
(a)
................ 1,119,112 4,823,373
Ashland, Inc. ....................... 55,029 5,358,174
Aspen Aerogels, Inc.
(a)(b)
............... 67,128 1,181,453
Avient Corp. ....................... 100,397 4,357,230
Axalta Coating Systems Ltd.
(a)
........... 237,403 8,164,289
Balchem Corp. ..................... 35,188 5,452,381
Cabot Corp. ....................... 58,832 5,424,310
Celanese Corp. ..................... 104,897 18,027,598
CF Industries Holdings, Inc. ............. 203,788 16,957,199
Chemours Co. (The) .................. 158,137 4,152,678
Corteva, Inc. ....................... 745,556 42,996,214
Dow, Inc. ......................... 755,691 43,777,180
DuPont de Nemours, Inc. .............. 457,013 35,039,187
Eastman Chemical Co. ................ 124,736 12,501,042
Ecolab, Inc. ....................... 270,041 62,352,467
Ecovyst , Inc.
(a)(b)
..................... 127,429 1,420,833
Element Solutions, Inc. ................ 235,621 5,885,813
FMC Corp. ........................ 136,437 8,691,037
Ginkgo Bioworks Holdings, Inc. , Class A
(a)(b)
.. 1,480,240 1,717,078
Hawkins, Inc. ...................... 18,894 1,451,059
HB Fuller Co. ...................... 56,752 4,525,404
Huntsman Corp. .................... 185,118 4,818,622
Ingevity Corp.
(a)
..................... 36,864 1,758,413
Innospec, Inc. ...................... 27,419 3,535,406
International Flavors & Fragrances, Inc. ..... 272,494 23,431,759
Koppers Holdings, Inc. ................ 19,069 1,052,037
Linde plc ......................... 511,226 237,372,456
LSB Industries, Inc.
(a)
................. 71,293 625,953
LyondellBasell Industries NV , Class A ...... 271,695 27,788,965
Mativ Holdings, Inc. .................. 54,154 1,015,387
Minerals Technologies, Inc. ............. 37,266 2,805,384
Mosaic Co. (The) .................... 349,632 11,349,055
NewMarket Corp. .................... 6,873 4,361,743
Olin Corp. ......................... 129,129 7,592,785
Orion SA ......................... 64,437 1,515,558
Perimeter Solutions SA
(a)
............... 154,521 1,146,546
PPG Industries, Inc. .................. 248,301 35,978,815
PureCycle Technologies, Inc.
(a)(b)
.......... 150,110 933,684
Quaker Chemical Corp. ............... 15,241 3,128,215
RPM International, Inc. ................ 135,769 16,149,723
Scotts Miracle-Gro Co. (The) ............ 45,656 3,405,481
Sensient Technologies Corp. ............ 46,843 3,241,067

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Sherwin-Williams Co. (The) ............. 249,484 $ 86,653,278
Stepan Co. ........................ 23,817 2,144,483
Trinseo plc ........................ 56,721 214,405
Tronox Holdings plc .................. 128,455 2,228,694
Westlake Corp. ..................... 35,115 5,365,572
859,085,737
Commercial Services & Supplies — 0.7%
ABM Industries, Inc. .................. 73,142 3,263,596
ACCO Brands Corp. .................. 104,334 585,314
ACV Auctions, Inc. , Class A
(a)(b)
........... 155,729 2,923,033
Brady Corp. , Class A, NVS ............. 48,563 2,878,815
BrightView Holdings, Inc.
(a)
............. 55,465 660,033
Brink's Co. (The) .................... 48,595 4,489,206
Casella Waste Systems, Inc. , Class A
(a)(b)
.... 60,380 5,969,771
CECO Environmental Corp.
(a)(b)
.......... 25,714 591,936
Cimpress plc
(a)(b)
.................... 19,810 1,753,383
Cintas Corp. ....................... 91,013 62,528,661
Clean Harbors, Inc.
(a)
................. 52,339 10,536,364
Copart, Inc.
(a)(b)
..................... 928,170 53,759,606
CoreCivic , Inc.
(a)
.................... 140,722 2,196,670
Deluxe Corp. ....................... 47,607 980,228
Driven Brands Holdings, Inc.
(a)
........... 66,166 1,044,761
Ennis, Inc. ........................ 27,655 567,204
Enviri Corp.
(a)
...................... 84,103 769,542
GEO Group, Inc. (The)
(a)
............... 149,387 2,109,344
Healthcare Services Group, Inc.
(a)
......... 75,688 944,586
HNI Corp. ......................... 57,151 2,579,225
Interface, Inc. ...................... 79,530 1,337,695
LanzaTech Global, Inc.
(a)(b)
.............. 85,869 265,765
Liquidity Services, Inc.
(a)
............... 34,773 646,778
Matthews International Corp. , Class A ...... 37,996 1,180,916
MillerKnoll , Inc. ..................... 87,833 2,174,745
Montrose Environmental Group, Inc.
(a)(b)
..... 33,551 1,314,193
MSA Safety, Inc. .................... 39,763 7,697,719
OPENLANE, Inc.
(a)
................... 124,439 2,152,795
RB Global, Inc. ..................... 192,931 14,695,554
Republic Services, Inc. ................ 209,971 40,196,848
Rollins, Inc. ........................ 299,888 13,875,818
SP Plus Corp.
(a)
..................... 22,639 1,182,209
Steelcase, Inc. , Class A ............... 102,397 1,339,353
Stericycle, Inc.
(a)(b)
................... 98,136 5,176,674
Tetra Tech, Inc. ..................... 55,884 10,322,334
UniFirst Corp. ...................... 15,152 2,627,811
Veralto Corp. ....................... 234,122 20,757,256
Vestis Corp. ....................... 137,154 2,642,958
Viad Corp.
(a)
....................... 29,989 1,184,266
VSE Corp.
(b)
....................... 15,875 1,270,000
Waste Management, Inc. ............... 381,327 81,279,850
374,452,815
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. ............... 79,348 431,653
Applied Optoelectronics, Inc.
(a)(b)
.......... 36,992 512,709
Arista Networks, Inc.
(a)
................ 267,224 77,489,616
Aviat Networks, Inc.
(a)
................. 15,362 588,979
Calix, Inc.
(a)
........................ 64,483 2,138,256
Ciena Corp.
(a)
...................... 155,310 7,680,080
Cisco Systems, Inc. .................. 4,316,701 215,446,547
Clearfield, Inc.
(a)(b)
.................... 17,263 532,391
CommScope Holding Co., Inc.
(a)
.......... 213,872 280,172
Digi International, Inc.
(a)(b)
.............. 45,934 1,466,673
Extreme Networks, Inc.
(a)
............... 138,210 1,594,943
F5, Inc.
(a)
......................... 62,350 11,820,936
Harmonic, Inc.
(a)(b)
................... 117,990 1,585,786
Security
Shares
Shares Value
Communications Equipment (continued)
Infinera Corp.
(a)(b)
.................... 226,879 $ 1,368,080
Juniper Networks, Inc. ................ 339,760 12,591,506
Lumentum Holdings, Inc.
(a)(b)
............ 71,980 3,408,253
Motorola Solutions, Inc. ............... 175,605 62,336,263
NETGEAR, Inc.
(a)
.................... 58,335 919,943
NetScout Systems, Inc.
(a)
.............. 88,279 1,928,013
Ribbon Communications, Inc.
(a)
.......... 167,163 534,922
Ubiquiti, Inc. ....................... 4,888 566,275
Viasat , Inc.
(a)(b)
...................... 80,679 1,459,483
Viavi Solutions, Inc.
(a)
................. 236,361 2,148,521
408,830,000
Construction & Engineering — 0.3%
AECOM .......................... 146,348 14,353,812
Ameresco, Inc. , Class A
(a)(b)
............. 39,020 941,553
API Group Corp.
(a)
................... 230,301 9,043,920
Arcosa , Inc. ....................... 51,552 4,426,255
Argan, Inc. ........................ 18,895 954,953
Comfort Systems USA, Inc. ............. 37,235 11,829,932
Construction Partners, Inc. , Class A
(a)(b)
..... 48,104 2,701,040
Dycom Industries, Inc.
(a)
............... 29,983 4,303,460
EMCOR Group, Inc. .................. 49,740 17,418,948
Fluor Corp.
(a)
....................... 183,873 7,774,150
Granite Construction, Inc. .............. 46,049 2,630,779
Great Lakes Dredge & Dock Corp.
(a)
....... 96,799 846,991
IES Holdings, Inc.
(a)
.................. 9,443 1,148,647
Limbach Holdings, Inc.
(a)
............... 12,824 531,170
MasTec , Inc.
(a)
...................... 63,652 5,935,549
MDU Resources Group, Inc. ............ 215,597 5,433,044
MYR Group, Inc.
(a)
................... 17,615 3,113,451
Northwest Pipe Co.
(a)
................. 14,542 504,317
Primoris Services Corp. ............... 62,194 2,647,599
Quanta Services, Inc. ................. 154,470 40,131,306
Sterling Infrastructure, Inc.
(a)
............ 31,606 3,486,458
Tutor Perini Corp.
(a)
.................. 80,670 1,166,488
Valmont Industries, Inc. ................ 22,804 5,205,697
WillScot Mobile Mini Holdings Corp.
(a)
...... 207,794 9,662,421
156,191,940
Construction Materials — 0.2%
Eagle Materials, Inc. .................. 36,285 9,860,449
Knife River Corp.
(a)
................... 61,025 4,947,907
Martin Marietta Materials, Inc. ........... 65,738 40,359,188
Summit Materials, Inc. , Class A
(a)(b)
........ 125,378 5,588,097
United States Lime & Minerals, Inc. ........ 3,133 934,072
Vulcan Materials Co. ................. 140,576 38,366,002
100,055,715
Consumer Finance — 0.6%
Ally Financial, Inc. ................... 288,019 11,690,691
American Express Co. ................ 607,941 138,422,086
Bread Financial Holdings, Inc. ........... 48,318 1,799,362
Capital One Financial Corp. ............. 404,606 60,241,787
Credit Acceptance Corp.
(a)(b)
............. 6,859 3,783,082
Discover Financial Services ............. 265,173 34,761,529
Encore Capital Group, Inc.
(a)(b)
........... 24,561 1,120,227
Enova International, Inc.
(a)
.............. 30,703 1,929,070
EZCORP, Inc. , Class A, NVS
(a)(b)
.......... 55,972 634,163
FirstCash Holdings, Inc. ............... 39,256 5,006,710
Green Dot Corp. , Class A
(a)
............. 39,323 366,884
LendingClub Corp.
(a)
.................. 116,450 1,023,596
LendingTree, Inc.
(a)
................... 16,095 681,462
Moneylion , Inc.
(a)
.................... 8,611 614,137
Navient Corp. ...................... 99,071 1,723,835
Nelnet, Inc. , Class A .................. 18,824 1,781,692
NerdWallet, Inc. , Class A
(a)(b)
............ 56,769 834,504

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
OneMain Holdings, Inc. ................ 127,961 $ 6,537,528
PRA Group, Inc.
(a)
................... 46,780 1,220,022
PROG Holdings, Inc. ................. 50,734 1,747,279
SLM Corp. ........................ 247,098 5,384,265
SoFi Technologies, Inc.
(a)(b)
............. 1,044,692 7,626,252
Synchrony Financial .................. 430,475 18,562,082
Upstart Holdings, Inc.
(a)(b)
............... 75,061 2,018,390
World Acceptance Corp.
(a)
.............. 3,884 563,102
310,073,737
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc. , Class A ........... 411,780 8,828,563
Andersons, Inc. (The) ................. 34,041 1,952,932
BJ's Wholesale Club Holdings, Inc.
(a)(b)
...... 142,291 10,764,314
Casey's General Stores, Inc. ............ 39,408 12,549,478
Chefs' Warehouse, Inc. (The)
(a)
.......... 30,262 1,139,667
Costco Wholesale Corp. ............... 470,588 344,766,887
Dollar General Corp. ................. 233,601 36,455,772
Dollar Tree, Inc.
(a)(b)
.................. 219,797 29,265,971
Grocery Outlet Holding Corp.
(a)
........... 100,737 2,899,211
Ingles Markets, Inc. , Class A ............ 15,096 1,157,561
Kroger Co. (The) .................... 700,664 40,028,934
Performance Food Group Co.
(a)
.......... 167,225 12,481,674
PriceSmart , Inc. ..................... 27,680 2,325,120
SpartanNash Co. .................... 44,186 892,999
Sprouts Farmers Market, Inc.
(a)(b)
......... 107,713 6,945,334
Sysco Corp. ....................... 530,843 43,093,835
Target Corp. ....................... 491,234 87,051,577
United Natural Foods, Inc.
(a)
............. 60,831 698,948
US Foods Holding Corp.
(a)
.............. 244,237 13,181,471
Walgreens Boots Alliance, Inc. ........... 764,833 16,589,228
Walmart, Inc. ....................... 4,541,346 273,252,789
Weis Markets, Inc. ................... 17,543 1,129,769
947,452,034
Containers & Packaging — 0.3%
Amcor plc ......................... 1,604,166 15,255,619
AptarGroup, Inc. .................... 68,292 9,826,536
Avery Dennison Corp. ................. 84,781 18,927,358
Ball Corp. ......................... 337,476 22,732,383
Berry Global Group, Inc. ............... 120,054 7,260,866
Crown Holdings, Inc. ................. 127,187 10,080,842
Graphic Packaging Holding Co. .......... 329,281 9,608,419
Greif, Inc. , Class A, NVS ............... 20,863 1,440,590
Greif, Inc. , Class B ................... 9,332 648,761
International Paper Co. ................ 365,994 14,281,086
Myers Industries, Inc. ................. 43,869 1,016,445
O-I Glass, Inc.
(a)
..................... 160,159 2,657,038
Packaging Corp. of America ............ 94,607 17,954,516
Pactiv Evergreen, Inc. ................ 52,361 749,809
Sealed Air Corp. .................... 150,300 5,591,160
Silgan Holdings, Inc. .................. 87,522 4,250,068
Sonoco Products Co. ................. 100,651 5,821,654
TriMas Corp. ....................... 57,574 1,538,953
WestRock Co. ...................... 274,355 13,566,855
163,208,958
Distributors — 0.1%
Genuine Parts Co. ................... 149,662 23,187,134
LKQ Corp. ........................ 289,300 15,451,513
Pool Corp. ........................ 40,858 16,486,203
55,124,850
Diversified Consumer Services — 0.1%
ADT, Inc. ......................... 239,507 1,609,487
Adtalem Global Education, Inc.
(a)
......... 45,785 2,353,349
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions, Inc.
(a)(b)
.... 61,394 $ 6,959,624
Carriage Services, Inc. ................ 18,572 502,187
Chegg, Inc.
(a)(b)
..................... 130,614 988,748
Coursera, Inc.
(a)
..................... 120,732 1,692,662
Duolingo, Inc. , Class A
(a)
............... 38,734 8,543,946
European Wax Center, Inc. , Class A
(a)
...... 36,245 470,460
Frontdoor , Inc.
(a)
..................... 84,843 2,764,185
Graham Holdings Co. , Class B ........... 3,708 2,846,557
Grand Canyon Education, Inc.
(a)
.......... 30,581 4,165,438
H&R Block, Inc. ..................... 147,145 7,226,291
Laureate Education, Inc. ............... 148,932 2,169,939
Mister Car Wash, Inc.
(a)(b)
............... 82,758 641,374
OneSpaWorld Holdings Ltd.
(a)
........... 112,625 1,490,029
Perdoceo Education Corp. .............. 66,393 1,165,861
Service Corp. International ............. 159,299 11,821,579
Strategic Education, Inc.
(b)
.............. 25,289 2,633,091
Stride, Inc.
(a)
....................... 41,843 2,638,201
Udemy, Inc.
(a)
...................... 102,548 1,125,977
Universal Technical Institute, Inc.
(a)
........ 52,106 830,570
WW International, Inc.
(a)
............... 93,180 172,383
64,811,938
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. .............. 115,918 1,909,169
American Assets Trust, Inc. ............. 54,702 1,198,521
Armada Hoffler Properties, Inc. .......... 65,745 683,748
Broadstone Net Lease, Inc. ............. 202,974 3,180,603
CTO Realty Growth, Inc. ............... 30,501 516,992
Empire State Realty Trust, Inc. , Class A ..... 130,571 1,322,684
Essential Properties Realty Trust, Inc. ...... 160,659 4,283,169
Gladstone Commercial Corp. ............ 54,788 758,266
Global Net Lease, Inc. ................ 204,917 1,592,205
One Liberty Properties, Inc. ............. 33,488 756,494
WP Carey, Inc. ..................... 228,981 12,923,688
29,125,539
Diversified Telecommunication Services — 0.6%
Anterix , Inc.
(a)(b)
..................... 27,732 932,073
AST SpaceMobile , Inc. , Class A
(a)(b)
........ 132,232 383,473
AT&T, Inc. ......................... 7,591,474 133,609,942
ATN International, Inc. ................ 19,102 601,809
Bandwidth, Inc. , Class A
(a)
.............. 25,951 473,865
Cogent Communications Holdings, Inc. ..... 44,917 2,934,428
EchoStar Corp. , Class A
(a)(b)
............. 139,223 1,983,928
Frontier Communications Parent, Inc.
(a)(b)
.... 233,394 5,718,153
Globalstar , Inc.
(a)(b)
................... 783,668 1,151,992
IDT Corp. , Class B ................... 21,403 809,247
Iridium Communications, Inc. ............ 131,511 3,440,328
Liberty Global Ltd. , Class A
(a)
............ 182,214 3,083,061
Liberty Global Ltd. , Class C
(a)(b)
........... 200,034 3,528,600
Liberty Latin America Ltd. , Class A
(a)(b)
...... 55,500 386,835
Liberty Latin America Ltd. , Class C, NVS
(a)
... 157,860 1,103,441
Lumen Technologies, Inc.
(a)
............. 1,246,290 1,944,212
Ooma , Inc.
(a)
....................... 45,849 391,092
Shenandoah Telecommunications Co. ...... 59,298 1,030,006
Verizon Communications, Inc. ........... 4,467,014 187,435,907
350,942,392
Electric Utilities — 1.3%
ALLETE, Inc. ...................... 64,619 3,853,877
Alliant Energy Corp. .................. 258,088 13,007,635
American Electric Power Co., Inc. ......... 555,932 47,865,745
Avangrid, Inc. ...................... 76,686 2,794,438
Constellation Energy Corp. ............. 339,714 62,796,133
Duke Energy Corp. .................. 805,577 77,907,352
Edison International .................. 408,714 28,908,341

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Entergy Corp. ...................... 217,728 $ 23,009,495
Evergy , Inc. ........................ 245,961 13,129,398
Eversource Energy .................. 377,037 22,535,502
Exelon Corp. ....................... 1,053,127 39,565,981
FirstEnergy Corp. ................... 551,164 21,285,954
Genie Energy Ltd. , Class B ............. 20,508 309,261
Hawaiian Electric Industries, Inc. ......... 129,075 1,454,675
IDACORP, Inc. ..................... 50,568 4,697,262
MGE Energy, Inc. .................... 38,459 3,027,492
NextEra Energy, Inc. ................. 2,182,288 139,470,026
NRG Energy, Inc. .................... 242,903 16,442,104
OGE Energy Corp. ................... 211,940 7,269,542
Otter Tail Corp. ..................... 44,052 3,806,093
PG&E Corp. ....................... 2,272,217 38,082,357
Pinnacle West Capital Corp. ............ 118,408 8,848,630
PNM Resources, Inc. ................. 92,649 3,487,308
Portland General Electric Co. ............ 100,469 4,219,698
PPL Corp. ........................ 782,693 21,547,538
Southern Co. (The) .................. 1,152,969 82,713,996
Xcel Energy, Inc. .................... 587,501 31,578,179
723,614,012
Electrical Equipment — 0.8%
Acuity Brands, Inc. ................... 32,862 8,831,005
Allient , Inc. ........................ 20,157 719,202
American Superconductor Corp.
(a)(b)
....... 50,594 683,525
AMETEK, Inc. ...................... 245,916 44,978,036
Array Technologies, Inc.
(a)(b)
............. 149,333 2,226,555
Atkore, Inc.
(b)
....................... 39,914 7,598,029
Bloom Energy Corp. , Class A
(a)(b)
......... 236,382 2,656,934
ChargePoint Holdings, Inc. , Class A
(a)(b)
..... 370,613 704,165
Eaton Corp. plc ..................... 424,639 132,776,123
Emerson Electric Co. ................. 606,660 68,807,377
Encore Wire Corp.
(b)
.................. 16,956 4,455,698
EnerSys .......................... 44,053 4,161,246
Enovix Corp.
(a)(b)
..................... 147,980 1,185,320
Fluence Energy, Inc. , Class A
(a)(b)
......... 61,172 1,060,723
FuelCell Energy, Inc.
(a)(b)
............... 600,337 714,401
Generac Holdings, Inc.
(a)(b)
.............. 66,102 8,338,106
GrafTech International Ltd. ............. 225,609 311,340
Hubbell, Inc. ....................... 56,028 23,254,421
LSI Industries, Inc. ................... 31,932 482,812
NEXTracker, Inc. , Class A
(a)(b)
............ 129,608 7,293,042
NuScale Power Corp. , Class A
(a)(b)
......... 90,372 479,875
nVent Electric plc .................... 179,977 13,570,266
Plug Power, Inc.
(a)(b)
.................. 575,126 1,978,433
Powell Industries, Inc. ................. 9,441 1,343,454
Preformed Line Products Co. ............ 3,377 434,519
Regal Rexnord Corp. ................. 70,808 12,752,521
Rockwell Automation, Inc. .............. 121,745 35,467,971
Sensata Technologies Holding plc ......... 160,219 5,886,446
SES AI Corp. , Class A
(a)
............... 214,525 360,402
Shoals Technologies Group, Inc. , Class A
(a)(b)
. 180,963 2,023,166
Stem, Inc.
(a)(b)
...................... 155,666 340,909
SunPower Corp.
(a)(b)
.................. 85,035 255,105
Sunrun, Inc.
(a)(b)
..................... 226,666 2,987,458
Thermon Group Holdings, Inc.
(a)
.......... 35,672 1,167,188
Vertiv Holdings Co. , Class A ............ 375,703 30,683,664
Vicor Corp.
(a)
....................... 25,627 979,976
431,949,413
Electronic Equipment, Instruments & Components — 0.8%
Advanced Energy Industries, Inc.
(b)
........ 39,913 4,070,328
Amphenol Corp. , Class A .............. 636,762 73,450,497
Arlo Technologies, Inc.
(a)
............... 101,434 1,283,140
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Arrow Electronics, Inc.
(a)
............... 55,648 $ 7,204,190
Avnet, Inc. ........................ 93,241 4,622,889
Badger Meter, Inc. ................... 30,638 4,957,535
Bel Fuse, Inc. , Class B, NVS ............ 14,649 883,481
Belden, Inc. ....................... 46,288 4,286,732
Benchmark Electronics, Inc. ............ 47,847 1,435,888
CDW Corp. ........................ 142,859 36,540,475
Cognex Corp. ...................... 186,664 7,918,287
Coherent Corp.
(a)
.................... 141,161 8,557,180
Corning, Inc. ....................... 820,761 27,052,283
Crane NXT Co. ..................... 49,917 3,089,862
CTS Corp. ........................ 39,921 1,867,904
Daktronics, Inc.
(a)(b)
................... 57,576 573,457
ePlus , Inc.
(a)
....................... 28,120 2,208,545
Evolv Technologies Holdings, Inc.
(a)
........ 102,420 455,769
Fabrinet
(a)
......................... 38,654 7,306,379
Insight Enterprises, Inc.
(a)(b)
............. 29,164 5,410,505
IPG Photonics Corp.
(a)
................ 33,595 3,046,731
Itron , Inc.
(a)
........................ 47,512 4,395,810
Jabil, Inc.
(b)
........................ 135,156 18,104,146
Keysight Technologies, Inc.
(a)
............ 185,605 29,024,910
Kimball Electronics, Inc.
(a)
.............. 30,199 653,808
Knowles Corp.
(a)
.................... 107,885 1,736,949
Lightwave Logic, Inc.
(a)(b)
............... 122,043 571,161
Littelfuse , Inc. ...................... 26,573 6,439,967
Methode Electronics, Inc. .............. 37,790 460,282
MicroVision , Inc.
(a)(b)
.................. 284,525 523,526
Mirion Technologies, Inc. , Class A
(a)
....... 222,120 2,525,504
M-Tron Industries, Inc.
(a)(b)
.............. 5,471 164,130
Napco Security Technologies, Inc. ........ 32,383 1,300,501
nLight , Inc.
(a)(b)
...................... 66,720 867,360
Novanta , Inc.
(a)(b)
.................... 38,327 6,698,410
OSI Systems, Inc.
(a)
.................. 16,861 2,408,088
PAR Technology Corp.
(a)(b)
.............. 33,686 1,527,997
PC Connection, Inc. .................. 16,925 1,115,865
Plexus Corp.
(a)
...................... 27,983 2,653,348
Rogers Corp.
(a)
..................... 18,366 2,179,861
Sanmina Corp.
(a)
.................... 59,142 3,677,450
ScanSource, Inc.
(a)
................... 29,582 1,302,791
SmartRent , Inc. , Class A
(a)(b)
............. 257,396 689,821
TD SYNNEX Corp. ................... 59,496 6,728,998
TE Connectivity Ltd. .................. 326,437 47,411,710
Teledyne Technologies, Inc.
(a)(b)
.......... 50,240 21,569,037
Trimble, Inc.
(a)(b)
..................... 266,990 17,183,476
TTM Technologies, Inc.
(a)
............... 118,169 1,849,345
Vishay Intertechnology , Inc. ............. 132,627 3,007,980
Vishay Precision Group, Inc.
(a)
........... 16,059 567,364
Vontier Corp. ....................... 168,577 7,646,653
Vuzix Corp.
(a)(b)
..................... 168,321 203,668
Zebra Technologies Corp. , Class A
(a)(b)
...... 54,621 16,464,954
417,876,927
Energy Equipment & Services — 0.5%
Archrock , Inc. ...................... 141,198 2,777,365
Atlas Energy Solutions, Inc. ............. 52,122 1,179,000
Baker Hughes Co. , Class A ............. 1,064,537 35,661,989
Bristow Group, Inc.
(a)
................. 27,771 755,371
Cactus, Inc. , Class A ................. 67,656 3,388,889
ChampionX Corp. ................... 208,649 7,488,413
Core Laboratories, Inc. ................ 59,548 1,017,080
Diamond Offshore Drilling, Inc.
(a)
.......... 123,290 1,681,676
DMC Global, Inc.
(a)
................... 23,633 460,607
Dril -Quip, Inc.
(a)(b)
.................... 36,005 811,193
Expro Group Holdings NV
(a)
............. 100,914 2,015,253
Halliburton Co. ..................... 949,803 37,441,234

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc.
(a)
....... 169,795 $ 1,840,578
Helmerich & Payne, Inc. ............... 108,971 4,583,320
Kodiak Gas Services, Inc. .............. 30,351 829,796
Liberty Energy, Inc. , Class A ............ 154,430 3,199,790
Nabors Industries Ltd.
(a)
............... 11,654 1,003,759
Newpark Resources, Inc.
(a)
............. 104,687 755,840
Noble Corp. plc ..................... 116,520 5,650,055
NOV, Inc. ......................... 426,928 8,333,635
Oceaneering International, Inc.
(a)
......... 111,964 2,619,958
Oil States International, Inc.
(a)
............ 73,238 451,146
Patterson-UTI Energy, Inc. ............. 361,672 4,318,364
ProPetro Holding Corp.
(a)
............... 86,176 696,302
RPC, Inc. ......................... 86,895 672,567
Schlumberger NV ................... 1,509,941 82,759,866
SEACOR Marine Holdings, Inc.
(a)
......... 47,494 662,066
Select Water Solutions, Inc. , Class A ....... 104,071 960,575
Solaris Oilfield Infrastructure, Inc. , Class A ... 53,335 462,414
TechnipFMC plc ..................... 471,129 11,830,049
TETRA Technologies, Inc.
(a)
............. 139,561 618,255
Tidewater, Inc.
(a)
.................... 50,286 4,626,312
Transocean Ltd.
(a)(b)
.................. 786,659 4,940,219
US Silica Holdings, Inc.
(a)(b)
............. 89,484 1,110,496
Valaris Ltd.
(a)
....................... 64,166 4,829,133
Weatherford International plc
(a)
........... 73,401 8,471,943
250,904,508
Entertainment — 1.3%
AMC Entertainment Holdings, Inc. , Class A
(a)(b)
260,827 970,276
Atlanta Braves Holdings, Inc. , Class A
(a)(b)
.... 13,454 563,723
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
44,202 1,726,530
Cinemark Holdings, Inc.
(a)(b)
............. 123,451 2,218,414
Electronic Arts, Inc. .................. 256,267 33,998,943
Endeavor Group Holdings, Inc. , Class A ..... 200,497 5,158,788
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 25,133 1,476,313
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 218,264 14,318,118
Liberty Media Corp.-Liberty Live , Class A
(a)
... 28,811 1,220,146
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)(b)
........................ 50,718 2,222,463
Lions Gate Entertainment Corp. , Class A
(a)(b)
.. 59,235 589,388
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 146,917 1,367,797
Live Nation Entertainment, Inc.
(a)(b)
........ 151,006 15,971,905
Madison Square Garden Entertainment Corp.
(a)
49,069 1,923,995
Madison Square Garden Sports Corp.
(a)
..... 17,303 3,192,749
Marcus Corp. (The)
(b)
................. 59,956 854,973
Netflix, Inc.
(a)
....................... 460,172 279,476,261
Playtika Holding Corp. ................ 89,698 632,371
ROBLOX Corp. , Class A
(a)
.............. 528,174 20,165,683
Roku, Inc. , Class A
(a)(b)
................ 133,422 8,695,112
Sphere Entertainment Co. , Class A
(a)
....... 26,943 1,322,362
Take-Two Interactive Software, Inc.
(a)
....... 168,087 24,959,239
TKO Group Holdings, Inc. .............. 64,071 5,536,375
Vivid Seats, Inc. , Class A
(a)(b)
............ 92,276 552,733
Walt Disney Co. (The) ................ 1,950,569 238,671,623
Warner Bros Discovery, Inc.
(a)
........... 2,355,242 20,561,263
Warner Music Group Corp. , Class A ....... 144,449 4,769,706
693,117,249
Financial Services — 4.1%
Affirm Holdings, Inc. , Class A
(a)(b)
.......... 252,097 9,393,134
Alerus Financial Corp. ................ 27,505 600,434
A-Mark Precious Metals, Inc. ............ 21,322 654,372
Apollo Global Management, Inc. .......... 464,507 52,233,812
Security
Shares
Shares Value
Financial Services (continued)
AvidXchange Holdings, Inc.
(a)
............ 208,466 $ 2,741,328
Berkshire Hathaway, Inc. , Class B
(a)
....... 1,930,865 811,967,350
Block, Inc. , Class A
(a)
................. 589,592 49,867,691
Cannae Holdings, Inc.
(a)(b)
.............. 84,805 1,886,063
Cantaloupe, Inc.
(a)
................... 88,070 566,290
Cass Information Systems, Inc. .......... 18,466 889,507
Corpay , Inc.
(a)
...................... 77,031 23,767,145
Enact Holdings, Inc. .................. 38,848 1,211,281
Equitable Holdings, Inc. ............... 334,792 12,725,444
Essent Group Ltd. ................... 116,743 6,947,376
Euronet Worldwide, Inc.
(a)
.............. 47,468 5,218,157
EVERTEC, Inc. ..................... 73,304 2,924,830
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 9,847 1,938,677
Fidelity National Information Services, Inc. ... 635,151 47,115,501
Fiserv, Inc.
(a)
....................... 640,722 102,400,190
Flywire Corp.
(a)
..................... 114,885 2,850,297
Global Payments, Inc. ................ 275,989 36,888,690
I3 Verticals, Inc. , Class A
(a)
.............. 26,257 601,023
International Money Express, Inc.
(a)
........ 40,447 923,405
Jack Henry & Associates, Inc. ........... 77,154 13,403,964
Jackson Financial, Inc. , Class A .......... 57,529 3,804,968
Marqeta , Inc. , Class A
(a)
............... 461,465 2,750,331
Mastercard, Inc. , Class A ............... 876,335 422,016,646
Merchants Bancorp .................. 31,666 1,367,338
MGIC Investment Corp. ............... 310,572 6,944,390
Mr Cooper Group, Inc.
(a)
............... 70,079 5,462,658
NCR Atleos Corp.
(a)
.................. 74,902 1,479,315
NewtekOne , Inc. .................... 33,135 364,485
NMI Holdings, Inc. , Class A
(a)
............ 91,715 2,966,063
Paymentus Holdings, Inc. , Class A
(a)(b)
...... 22,300 507,325
Payoneer Global, Inc.
(a)
................ 201,006 976,889
PayPal Holdings, Inc.
(a)
................ 1,141,642 76,478,598
PennyMac Financial Services, Inc. ........ 33,331 3,036,121
Radian Group, Inc. ................... 161,239 5,396,669
Remitly Global, Inc.
(a)(b)
................ 143,119 2,968,288
Repay Holdings Corp. , Class A
(a)
......... 93,981 1,033,791
Rocket Cos., Inc. , Class A
(a)(b)
............ 152,844 2,223,880
Shift4 Payments, Inc. , Class A
(a)(b)
......... 60,172 3,975,564
Toast, Inc. , Class A
(a)(b)
................ 405,579 10,107,029
UWM Holdings Corp. , Class A ........... 95,605 694,092
Velocity Financial, Inc.
(a)
............... 55,137 992,466
Visa, Inc. , Class A ................... 1,679,133 468,612,438
Voya Financial, Inc. .................. 108,396 8,012,632
Walker & Dunlop, Inc. ................. 37,902 3,830,376
Waterstone Financial, Inc. .............. 44,934 546,847
Western Union Co. (The) .............. 288,726 4,036,390
WEX, Inc.
(a)(b)
....................... 45,471 10,800,727
2,241,102,277
Food Products — 0.8%
Alico , Inc. ......................... 21,203 620,824
Archer-Daniels-Midland Co. ............. 567,087 35,618,735
B&G Foods, Inc. .................... 82,899 948,365
Beyond Meat, Inc.
(a)(b)
................. 87,337 723,150
Bunge Global SA .................... 153,335 15,719,904
Calavo Growers, Inc. ................. 20,212 562,096
Cal-Maine Foods, Inc. ................. 41,458 2,439,803
Campbell Soup Co. .................. 211,276 9,391,218
Conagra Brands, Inc. ................. 513,300 15,214,212
Darling Ingredients, Inc.
(a)(b)
............. 169,361 7,876,980
Flowers Foods, Inc. .................. 214,435 5,092,831
Fresh Del Monte Produce, Inc. ........... 42,946 1,112,731
Freshpet , Inc.
(a)
..................... 52,601 6,094,352
General Mills, Inc. ................... 604,796 42,317,576

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hain Celestial Group, Inc. (The)
(a)
......... 94,279 $ 741,033
Hershey Co. (The) ................... 159,924 31,105,218
Hormel Foods Corp. .................. 309,253 10,789,837
Ingredion, Inc. ...................... 67,538 7,891,815
J & J Snack Foods Corp. ............... 17,431 2,519,825
J M Smucker Co. (The) ................ 112,075 14,106,880
John B Sanfilippo & Son, Inc. ............ 10,348 1,096,060
Kellanova ......................... 275,465 15,781,390
Kraft Heinz Co. (The) ................. 841,013 31,033,380
Lamb Weston Holdings, Inc. ............ 152,801 16,277,891
Lancaster Colony Corp. ............... 21,132 4,387,637
McCormick & Co., Inc. (Non-Voting) , NVS ... 269,001 20,661,967
Mission Produce, Inc.
(a)(b)
............... 53,552 635,662
Mondelez International, Inc. , Class A ....... 1,427,999 99,959,930
Pilgrim's Pride Corp.
(a)
................ 46,805 1,606,348
Post Holdings, Inc.
(a)
.................. 51,264 5,448,338
Seaboard Corp. ..................... 260 838,219
Simply Good Foods Co. (The)
(a)
.......... 93,849 3,193,682
Tootsie Roll Industries, Inc. ............. 19,669 629,998
TreeHouse Foods, Inc.
(a)
............... 52,816 2,057,183
Tyson Foods, Inc. , Class A ............. 305,975 17,969,912
Utz Brands, Inc. , Class A
(b)
............. 77,326 1,425,891
Vital Farms, Inc.
(a)
................... 42,909 997,634
WK Kellogg Co. ..................... 68,885 1,295,038
436,183,545
Gas Utilities — 0.1%
Atmos Energy Corp. .................. 154,778 18,398,461
Chesapeake Utilities Corp. ............. 23,666 2,539,362
National Fuel Gas Co. ................ 97,040 5,212,989
New Jersey Resources Corp. ............ 111,387 4,779,616
Northwest Natural Holding Co. ........... 38,910 1,448,230
ONE Gas, Inc. ...................... 59,894 3,864,960
Southwest Gas Holdings, Inc. ........... 64,710 4,926,372
Spire, Inc. ......................... 60,978 3,742,220
UGI Corp. ......................... 223,417 5,482,653
50,394,863
Ground Transportation — 1.1%
ArcBest Corp. ...................... 25,249 3,597,983
Avis Budget Group, Inc. ............... 20,167 2,469,651
Covenant Logistics Group, Inc. , Class A ..... 10,344 479,548
CSX Corp. ........................ 2,094,146 77,629,992
FTAI Infrastructure, Inc. ................ 159,303 1,000,423
Heartland Express, Inc. ................ 49,343 589,155
Hertz Global Holdings, Inc.
(a)(b)
........... 148,119 1,159,772
JB Hunt Transport Services, Inc. ......... 85,825 17,100,631
Knight-Swift Transportation Holdings, Inc. ... 171,667 9,445,118
Landstar System, Inc. ................. 37,018 7,135,590
Lyft, Inc. , Class A
(a)
................... 372,221 7,202,476
Marten Transport Ltd. ................. 68,271 1,261,648
Norfolk Southern Corp. ................ 240,736 61,356,384
Old Dominion Freight Line, Inc. .......... 189,308 41,517,137
RXO, Inc.
(a)(b)
....................... 123,789 2,707,265
Ryder System, Inc. ................... 45,990 5,527,538
Saia, Inc.
(a)
........................ 28,069 16,420,365
Schneider National, Inc. , Class B ......... 47,298 1,070,827
Uber Technologies, Inc.
(a)(b)
............. 2,189,921 168,602,018
U-Haul Holding Co.
(a)
................. 10,015 676,413
U-Haul Holding Co. , NVS
(b)
............. 106,932 7,130,226
Union Pacific Corp. .................. 648,130 159,394,611
Werner Enterprises, Inc. ............... 71,224 2,786,283
XPO, Inc.
(a)
........................ 123,823 15,110,121
611,371,175
Security
Shares
Shares Value
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories .................. 1,846,234 $ 209,842,956
Align Technology, Inc.
(a)
................ 75,960 24,908,803
Alphatec Holdings, Inc.
(a)
............... 103,832 1,431,843
AngioDynamics , Inc.
(a)(b)
............... 68,903 404,461
Artivion , Inc.
(a)(b)
..................... 56,032 1,185,637
Aspira Women's Health, Inc.
(a)
........... 1 3
AtriCure , Inc.
(a)
..................... 53,624 1,631,242
Atrion Corp. ....................... 1,560 723,138
Avanos Medical, Inc.
(a)
................ 53,140 1,058,017
Axonics , Inc.
(a)
...................... 57,474 3,963,982
Baxter International, Inc. ............... 537,206 22,960,184
Becton Dickinson & Co. ............... 306,942 75,952,798
Boston Scientific Corp.
(a)(b)
.............. 1,543,737 105,730,547
Cerus Corp.
(a)
...................... 284,926 538,510
CONMED Corp. ..................... 34,813 2,787,825
Cooper Cos., Inc. (The) ............... 212,521 21,562,381
Dentsply Sirona, Inc. ................. 231,694 7,689,924
Dexcom, Inc.
(a)(b)
.................... 408,903 56,714,846
Edwards Lifesciences Corp.
(a)(b)
.......... 644,969 61,633,238
Embecta Corp. ..................... 58,696 778,896
Enovis Corp.
(a)(b)
..................... 55,229 3,449,051
Envista Holdings Corp.
(a)(b)
.............. 189,675 4,055,252
GE HealthCare Technologies, Inc. ........ 450,028 40,912,046
Glaukos Corp.
(a)(b)
.................... 51,943 4,897,706
Globus Medical, Inc. , Class A
(a)
.......... 125,810 6,748,448
Haemonetics Corp.
(a)
................. 55,283 4,718,404
Hologic, Inc.
(a)
...................... 252,094 19,653,248
ICU Medical, Inc.
(a)
................... 23,540 2,526,313
IDEXX Laboratories, Inc.
(a)
.............. 87,966 47,495,482
Impact BioMedical , Inc. , NVS , (Acquired
07/07/23, cost $2)
(a)(f)
............... 360 2
Inari Medical, Inc.
(a)
.................. 55,121 2,644,706
Inspire Medical Systems, Inc.
(a)(b)
......... 32,174 6,910,653
Insulet Corp.
(a)
...................... 74,688 12,801,523
Integer Holdings Corp.
(a)
............... 35,593 4,152,991
Integra LifeSciences Holdings Corp.
(a)(b)
..... 74,436 2,638,756
Intuitive Surgical, Inc.
(a)
................ 374,566 149,485,545
iRhythm Technologies, Inc.
(a)(b)
........... 32,621 3,784,036
Lantheus Holdings, Inc.
(a)
.............. 72,800 4,531,072
LeMaitre Vascular, Inc. ................ 22,558 1,496,949
LivaNova plc
(a)
...................... 57,460 3,214,312
Masimo Corp.
(a)(b)
.................... 47,779 7,016,346
Medtronic plc ...................... 1,412,199 123,073,143
Merit Medical Systems, Inc.
(a)
............ 62,642 4,745,132
Neogen Corp.
(a)(b)
.................... 212,957 3,360,461
Nevro Corp.
(a)(b)
..................... 39,247 566,727
Novocure Ltd.
(a)(b)
.................... 110,083 1,720,597
Omnicell, Inc.
(a)
..................... 48,142 1,407,191
OraSure Technologies, Inc.
(a)(b)
........... 100,504 618,100
Orthofix Medical, Inc.
(a)
................ 42,683 619,757
OrthoPediatrics Corp.
(a)
................ 16,418 478,749
Paragon 28, Inc.
(a)(b)
.................. 62,124 767,231
Penumbra, Inc.
(a)
.................... 41,526 9,267,773
PROCEPT BioRobotics Corp.
(a)(b)
......... 51,939 2,566,825
Pulmonx Corp.
(a)(b)
................... 56,210 521,067
QuidelOrtho Corp.
(a)
.................. 53,308 2,555,586
ResMed, Inc. ...................... 156,434 30,978,625
RxSight , Inc.
(a)
...................... 27,868 1,437,431
Senseonics Holdings, Inc.
(a)(b)
............ 847,057 449,872
Shockwave Medical, Inc.
(a)
.............. 39,366 12,818,751
SI-BONE, Inc.
(a)(b)
.................... 46,660 763,824
Silk Road Medical, Inc.
(a)
............... 44,831 821,304
STAAR Surgical Co.
(a)(b)
................ 52,577 2,012,648
STERIS plc ........................ 104,732 23,545,848
Stryker Corp. ...................... 359,367 128,606,668

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Surmodics , Inc.
(a)
.................... 14,678 $ 430,653
Tandem Diabetes Care, Inc.
(a)(b)
.......... 70,887 2,510,109
Teleflex, Inc. ....................... 50,294 11,374,994
TransMedics Group, Inc.
(a)(b)
............. 34,218 2,530,079
Treace Medical Concepts, Inc.
(a)
.......... 60,061 783,796
UFP Technologies, Inc.
(a)
............... 7,662 1,932,356
Varex Imaging Corp.
(a)(b)
............... 42,924 776,924
Zimmer Biomet Holdings, Inc. ........... 222,967 29,427,185
Zimvie , Inc.
(a)
....................... 35,549 586,203
1,338,687,681
Health Care Providers & Services — 2.5%
23andMe Holding Co. , Class A
(a)(b)
........ 522,310 277,869
Acadia Healthcare Co., Inc.
(a)
............ 99,657 7,894,828
Accolade, Inc.
(a)(b)
.................... 74,230 777,930
AdaptHealth Corp.
(a)
.................. 79,707 917,428
Addus HomeCare Corp.
(a)
.............. 17,105 1,767,631
Agiliti , Inc.
(a)
....................... 53,612 542,553
agilon health, Inc.
(a)(b)
................. 323,174 1,971,361
Alignment Healthcare, Inc.
(a)
............ 135,810 673,618
Amedisys, Inc.
(a)
.................... 35,656 3,286,057
AMN Healthcare Services, Inc.
(a)
.......... 38,643 2,415,574
Astrana Health, Inc.
(a)(b)
................ 45,434 1,907,774
BrightSpring Health Services, Inc.
(a)
....... 62,238 676,527
Brookdale Senior Living, Inc.
(a)(b)
.......... 195,608 1,292,969
Cardinal Health, Inc. .................. 258,387 28,913,505
Castle Biosciences, Inc.
(a)
.............. 28,514 631,585
Cencora , Inc. ...................... 172,837 41,997,663
Centene Corp.
(a)
.................... 569,412 44,687,454
Chemed Corp. ...................... 16,065 10,312,605
Cigna Group (The) ................... 310,433 112,746,161
Clover Health Investments Corp.
(a)(b)
....... 501,864 398,480
Community Health Systems, Inc.
(a)
........ 166,664 583,324
CorVel Corp.
(a)
...................... 9,545 2,509,953
Cross Country Healthcare, Inc.
(a)(b)
........ 36,764 688,222
CVS Health Corp. ................... 1,336,599 106,607,136
DaVita, Inc.
(a)
....................... 56,442 7,791,818
DocGo , Inc.
(a)(b)
..................... 102,455 413,918
Elevance Health, Inc. ................. 249,804 129,533,366
Encompass Health Corp. .............. 104,841 8,657,770
Enhabit , Inc.
(a)
...................... 52,263 608,864
Ensign Group, Inc. (The) ............... 59,471 7,399,382
Fulgent Genetics, Inc.
(a)(b)
.............. 30,942 671,441
Guardant Health, Inc.
(a)
................ 129,133 2,664,014
HCA Healthcare, Inc. ................. 209,907 70,010,282
HealthEquity, Inc.
(a)
................... 90,815 7,413,229
Henry Schein, Inc.
(a)(b)
................. 138,469 10,457,179
Hims & Hers Health, Inc. , Class A
(a)
........ 152,607 2,360,830
Humana, Inc. ...................... 130,256 45,162,360
Laboratory Corp. of America Holdings ...... 89,832 19,624,699
LifeStance Health Group, Inc.
(a)(b)
......... 100,388 619,394
McKesson Corp. .................... 138,971 74,606,581
ModivCare , Inc.
(a)
.................... 17,778 416,894
Molina Healthcare, Inc.
(a)
............... 61,397 25,223,730
National HealthCare Corp. .............. 16,020 1,514,050
National Research Corp. ............... 20,110 796,557
NeoGenomics , Inc.
(a)
................. 140,389 2,206,915
OPKO Health, Inc.
(a)(b)
................. 575,068 690,082
Option Care Health, Inc.
(a)
.............. 195,226 6,547,880
Owens & Minor, Inc.
(a)(b)
................ 86,347 2,392,675
Patterson Cos., Inc. .................. 87,528 2,420,149
Pediatrix Medical Group, Inc.
(a)(b)
.......... 94,461 947,444
Pennant Group, Inc. (The)
(a)
............. 38,813 761,899
PetIQ , Inc. , Class A
(a)(b)
................ 31,979 584,576
Premier, Inc. , Class A ................. 133,045 2,940,295
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Privia Health Group, Inc.
(a)(b)
............. 116,359 $ 2,279,473
Progyny, Inc.
(a)(b)
.................... 90,902 3,467,911
Quest Diagnostics, Inc. ................ 117,353 15,620,858
R1 RCM, Inc.
(a)
..................... 211,759 2,727,456
RadNet , Inc.
(a)
...................... 69,869 3,399,826
Select Medical Holdings Corp. ........... 115,435 3,480,365
Surgery Partners, Inc.
(a)(b)
.............. 74,874 2,233,491
Talkspace , Inc.
(a)(b)
................... 177,488 633,632
Tenet Healthcare Corp.
(a)
............... 107,330 11,281,456
UnitedHealth Group, Inc. ............... 982,817 486,199,570
Universal Health Services, Inc. , Class B
(b)
... 64,777 11,819,211
US Physical Therapy, Inc. .............. 16,819 1,898,361
1,354,958,090
Health Care REITs — 0.2%
American Healthcare REIT, Inc. .......... 53,496 789,066
CareTrust REIT, Inc. .................. 143,012 3,485,202
Community Healthcare Trust, Inc. ......... 41,782 1,109,312
Diversified Healthcare Trust ............. 272,953 671,464
Global Medical REIT, Inc. .............. 56,080 490,700
Healthcare Realty Trust, Inc. , Class A ...... 413,787 5,855,086
Healthpeak Properties, Inc. ............. 753,591 14,129,831
LTC Properties, Inc. .................. 53,405 1,736,197
Medical Properties Trust, Inc.
(b)
........... 638,947 3,003,051
National Health Investors, Inc. ........... 46,342 2,911,668
Omega Healthcare Investors, Inc. ......... 262,873 8,325,188
Sabra Health Care REIT, Inc. ............ 261,858 3,867,643
Universal Health Realty Income Trust ...... 12,592 462,252
Ventas, Inc. ....................... 427,887 18,630,200
Welltower, Inc. ...................... 587,420 54,888,525
120,355,385
Health Care Technology — 0.1%
American Well Corp. , Class A
(a)
.......... 407,604 330,445
Certara, Inc.
(a)(b)
..................... 119,261 2,132,387
Definitive Healthcare Corp. , Class A
(a)
...... 80,776 651,862
Doximity , Inc. , Class A
(a)(b)
.............. 138,200 3,718,962
Evolent Health, Inc. , Class A
(a)(b)
.......... 125,220 4,105,964
GoodRx Holdings, Inc. , Class A
(a)(b)
........ 103,090 731,939
Health Catalyst, Inc.
(a)
................. 69,151 520,707
HealthStream, Inc. ................... 27,454 731,924
LifeMD , Inc.
(a)(b)
..................... 33,622 345,634
Multiplan Corp. , Class A
(a)(b)
............. 345,180 280,010
Phreesia, Inc.
(a)(b)
.................... 55,941 1,338,668
Schrodinger, Inc.
(a)(b)
.................. 57,978 1,565,406
Simulations Plus, Inc. ................. 20,129 828,308
Teladoc Health, Inc.
(a)(b)
................ 190,088 2,870,329
Veeva Systems, Inc. , Class A
(a)
.......... 155,680 36,069,499
56,222,044
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. ............. 234,913 3,847,875
Chatham Lodging Trust ................ 96,897 979,629
DiamondRock Hospitality Co. ............ 221,854 2,132,017
Host Hotels & Resorts, Inc. ............. 752,432 15,560,294
Park Hotels & Resorts, Inc. ............. 237,465 4,153,263
Pebblebrook Hotel Trust
(b)
.............. 136,736 2,107,102
RLJ Lodging Trust ................... 178,315 2,107,683
Ryman Hospitality Properties, Inc. ........ 62,630 7,240,654
Service Properties Trust ............... 181,448 1,230,218
Summit Hotel Properties, Inc. ............ 136,008 885,412
Sunstone Hotel Investors, Inc. ........... 234,081 2,607,662
Xenia Hotels & Resorts, Inc. ............ 105,015 1,576,275
44,428,084

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. , Class A
(a)(b)
...... 65,250 $ 769,297
Airbnb, Inc. , Class A
(a)
................. 463,259 76,419,205
Aramark .......................... 281,331 9,148,884
Bally's Corp.
(a)(b)
..................... 41,221 574,621
BJ's Restaurants, Inc.
(a)
................ 27,442 992,852
Bloomin' Brands, Inc. ................. 92,380 2,649,458
Booking Holdings, Inc. ................ 37,038 134,369,419
Bowlero Corp. , Class A
(b)
............... 54,765 750,280
Boyd Gaming Corp. .................. 72,019 4,848,319
Brinker International, Inc.
(a)
............. 49,185 2,443,511
Caesars Entertainment, Inc.
(a)(b)
.......... 235,178 10,286,686
Carnival Corp.
(a)
..................... 1,074,488 17,557,134
Cava Group, Inc.
(a)(b)
.................. 15,109 1,058,385
Cheesecake Factory, Inc. (The) .......... 56,798 2,053,248
Chipotle Mexican Grill, Inc.
(a)
............ 29,141 84,706,185
Choice Hotels International, Inc.
(b)
......... 23,996 3,031,895
Churchill Downs, Inc. ................. 71,947 8,903,441
Chuy's Holdings, Inc.
(a)
................ 24,310 819,976
Cracker Barrel Old Country Store, Inc. ...... 25,582 1,860,579
Darden Restaurants, Inc. .............. 130,499 21,812,908
Dave & Buster's Entertainment, Inc.
(a)(b)
..... 38,768 2,426,877
Denny's Corp.
(a)
..................... 67,152 601,682
Dine Brands Global, Inc. ............... 18,561 862,715
Domino's Pizza, Inc. .................. 36,832 18,301,084
DoorDash , Inc. , Class A
(a)(b)
............. 323,805 44,594,425
DraftKings, Inc. , Class A
(a)
.............. 495,798 22,514,187
Dutch Bros, Inc. , Class A
(a)(b)
............ 71,261 2,351,613
Everi Holdings, Inc.
(a)
................. 111,791 1,123,500
Expedia Group, Inc.
(a)
................. 139,373 19,198,631
First Watch Restaurant Group, Inc.
(a)(b)
...... 38,180 939,992
Golden Entertainment, Inc. ............. 22,980 846,353
Hilton Grand Vacations, Inc.
(a)
........... 72,817 3,437,691
Hilton Worldwide Holdings, Inc. .......... 266,188 56,780,562
Hyatt Hotels Corp. , Class A ............. 47,922 7,649,310
Jack in the Box, Inc. .................. 21,930 1,501,766
Krispy Kreme, Inc.
(b)
.................. 104,554 1,592,880
Kura Sushi USA, Inc. , Class A
(a)(b)
......... 8,002 921,510
Las Vegas Sands Corp. ............... 397,733 20,562,796
Life Time Group Holdings, Inc.
(a)(b)
......... 58,455 907,222
Light & Wonder, Inc. , Class A
(a)
........... 97,855 9,990,017
Lindblad Expeditions Holdings, Inc.
(a)(b)
..... 54,454 508,056
Marriott International, Inc. , Class A ........ 260,695 65,775,955
Marriott Vacations Worldwide Corp. ........ 35,320 3,805,024
McDonald's Corp. ................... 769,728 217,024,810
MGM Resorts International
(a)
............ 288,971 13,642,321
Monarch Casino & Resort, Inc. ........... 13,842 1,038,012
Norwegian Cruise Line Holdings Ltd.
(a)
...... 452,058 9,461,574
Papa John's International, Inc. ........... 36,909 2,458,139
Penn Entertainment, Inc.
(a)
.............. 161,354 2,938,256
Planet Fitness, Inc. , Class A
(a)
........... 89,973 5,635,009
Playa Hotels & Resorts NV
(a)
............ 144,144 1,398,197
Portillo's, Inc. , Class A
(a)(b)
.............. 50,480 715,806
RCI Hospitality Holdings, Inc. ............ 9,546 553,668
Red Rock Resorts, Inc. , Class A .......... 51,107 3,057,221
Royal Caribbean Cruises Ltd.
(a)
.......... 250,772 34,859,816
Rush Street Interactive, Inc. , Class A
(a)
..... 90,022 586,043
Sabre Corp.
(a)
...................... 419,293 1,014,689
Shake Shack, Inc. , Class A
(a)
............ 40,573 4,220,809
Six Flags Entertainment Corp.
(a)
.......... 76,835 2,022,297
Soho House & Co., Inc. , Class A
(a)(b)
....... 67,842 384,664
Starbucks Corp. ..................... 1,202,301 109,878,288
Sweetgreen, Inc. , Class A
(a)(b)
............ 110,577 2,793,175
Target Hospitality Corp.
(a)(b)
............. 31,675 344,307
Texas Roadhouse, Inc. ................ 69,953 10,805,640
Travel + Leisure Co. .................. 82,850 4,056,336
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
United Parks & Resorts, Inc.
(a)(b)
.......... 41,194 $ 2,315,515
Vail Resorts, Inc. .................... 39,991 8,911,195
Wendy's Co. (The) ................... 189,063 3,561,947
Wingstop , Inc. ...................... 31,241 11,446,702
Wyndham Hotels & Resorts, Inc. ......... 87,463 6,712,785
Wynn Resorts Ltd. ................... 101,320 10,357,944
Xponential Fitness, Inc. , Class A
(a)
........ 26,636 440,559
Yum! Brands, Inc. ................... 294,888 40,886,221
1,185,772,076
Household Durables — 0.6%
Beazer Homes USA, Inc.
(a)(b)
............ 30,168 989,510
Cavco Industries, Inc.
(a)
................ 9,262 3,696,094
Century Communities, Inc. ............. 29,684 2,864,506
Cricut, Inc. , Class A .................. 60,463 287,804
DR Horton, Inc. ..................... 315,981 51,994,674
Dream Finders Homes, Inc. , Class A
(a)
...... 24,831 1,085,860
Ethan Allen Interiors, Inc. .............. 30,064 1,039,312
Garmin Ltd. ........................ 164,414 24,476,312
GoPro, Inc. , Class A
(a)
................. 234,137 522,126
Green Brick Partners, Inc.
(a)
............. 29,707 1,789,253
Helen of Troy Ltd.
(a)(b)
................. 24,857 2,864,521
Hovnanian Enterprises, Inc. , Class A
(a)
...... 5,151 808,398
Installed Building Products, Inc. .......... 24,414 6,316,634
iRobot Corp.
(a)(b)
..................... 33,758 295,720
KB Home ......................... 80,625 5,714,700
La-Z-Boy, Inc. ...................... 47,802 1,798,311
Leggett & Platt, Inc. .................. 141,283 2,705,569
Lennar Corp. , Class A ................. 248,315 42,705,213
Lennar Corp. , Class B
(b)
............... 21,365 3,294,056
LGI Homes, Inc.
(a)(b)
.................. 21,675 2,522,320
M/I Homes, Inc.
(a)
.................... 28,652 3,904,981
MDC Holdings, Inc. .................. 64,034 4,028,379
Meritage Homes Corp. ................ 37,578 6,593,436
Mohawk Industries, Inc.
(a)
.............. 55,268 7,234,029
Newell Brands, Inc. .................. 421,372 3,383,617
NVR, Inc.
(a)
........................ 3,338 27,037,666
PulteGroup, Inc. .................... 228,226 27,528,620
Skyline Champion Corp.
(a)(b)
............. 57,176 4,860,532
Sonos, Inc.
(a)
....................... 149,424 2,848,021
Taylor Morrison Home Corp.
(a)
........... 113,549 7,059,341
Tempur Sealy International, Inc. .......... 185,793 10,556,758
Toll Brothers, Inc. .................... 112,038 14,494,356
TopBuild Corp.
(a)
.................... 33,479 14,755,200
TRI Pointe Homes, Inc.
(a)
............... 109,813 4,245,371
Vizio Holding Corp. , Class A
(a)(b)
.......... 123,117 1,346,900
Whirlpool Corp. ..................... 59,825 7,156,865
Worthington Enterprises, Inc. ............ 33,217 2,067,094
306,872,059
Household Products — 1.1%
Central Garden & Pet Co. , Class A, NVS
(a)
... 71,066 2,623,757
Church & Dwight Co., Inc. .............. 264,732 27,614,195
Clorox Co. (The) .................... 131,743 20,171,171
Colgate-Palmolive Co. ................ 867,242 78,095,142
Energizer Holdings, Inc. ............... 79,544 2,341,775
Kimberly-Clark Corp. ................. 350,617 45,352,309
Procter & Gamble Co. (The) ............ 2,500,895 405,770,214
Reynolds Consumer Products, Inc. ........ 67,792 1,936,139
Spectrum Brands Holdings, Inc. .......... 32,546 2,896,919
WD-40 Co. ........................ 14,409 3,649,944
590,451,565
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) .................... 724,987 12,999,017
Altus Power, Inc. , Class A
(a)(b)
............ 81,864 391,310

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy, Inc. , Class A ........... 36,988 $ 795,612
Clearway Energy, Inc. , Class C .......... 90,371 2,083,051
Montauk Renewables , Inc.
(a)(b)
........... 82,143 341,715
Ormat Technologies, Inc. ............... 59,875 3,963,126
Sunnova Energy International, Inc.
(a)(b)
...... 110,481 677,249
Vistra Corp. ....................... 344,994 24,028,832
45,279,912
Industrial Conglomerates — 0.8%
3M Co. ........................... 590,005 62,581,830
General Electric Co. .................. 1,159,370 203,504,216
Honeywell International, Inc. ............ 699,352 143,541,998
409,628,044
Industrial REITs — 0.3%
Americold Realty Trust, Inc. ............. 278,186 6,932,395
EastGroup Properties, Inc. ............. 47,082 8,463,931
First Industrial Realty Trust, Inc. .......... 133,608 7,019,764
Innovative Industrial Properties, Inc. ....... 29,601 3,064,887
LXP Industrial Trust .................. 307,245 2,771,350
Plymouth Industrial REIT, Inc. ........... 38,086 856,935
Prologis, Inc. ....................... 982,091 127,887,890
Rexford Industrial Realty, Inc. ........... 217,909 10,960,823
STAG Industrial, Inc. ................. 176,598 6,788,427
Terreno Realty Corp. ................. 88,579 5,881,646
180,628,048
Insurance — 2.3%
Aflac, Inc. ......................... 567,681 48,741,091
Allstate Corp. (The) .................. 279,563 48,367,195
Ambac Financial Group, Inc.
(a)
........... 45,365 709,055
American Equity Investment Life Holding Co.
(a)
71,434 4,016,019
American Financial Group, Inc. .......... 72,842 9,941,476
American International Group, Inc. ........ 747,959 58,467,955
AMERISAFE, Inc. ................... 20,081 1,007,464
Aon plc , Class A .................... 213,409 71,218,851
Arch Capital Group Ltd.
(a)
.............. 393,177 36,345,282
Arthur J Gallagher & Co. ............... 231,786 57,955,771
Assurant, Inc. ...................... 56,119 10,563,841
Assured Guaranty Ltd. ................ 61,326 5,350,693
Axis Capital Holdings Ltd. .............. 94,085 6,117,407
Brighthouse Financial, Inc.
(a)
............ 68,187 3,514,358
Brown & Brown, Inc. .................. 253,449 22,186,925
BRP Group, Inc. , Class A
(a)(b)
............ 69,336 2,006,584
Chubb Ltd. ........................ 429,632 111,330,540
Cincinnati Financial Corp. .............. 168,617 20,937,173
CNA Financial Corp. .................. 27,937 1,268,899
CNO Financial Group, Inc. .............. 133,556 3,670,119
Donegal Group, Inc. , Class A ............ 46,224 653,607
Employers Holdings, Inc. ............... 20,055 910,296
Enstar Group Ltd.
(a)
.................. 14,948 4,645,240
Erie Indemnity Co. , Class A, NVS ......... 26,339 10,576,952
Everest Group Ltd. ................... 46,253 18,385,567
F&G Annuities & Life, Inc. .............. 19,597 794,658
Fidelity National Financial, Inc. , Class A ..... 259,376 13,772,866
First American Financial Corp. ........... 108,236 6,607,808
Genworth Financial, Inc. , Class A
(a)
........ 408,937 2,629,465
Globe Life, Inc. ..................... 91,961 10,701,502
Goosehead Insurance, Inc. , Class A
(a)(b)
..... 27,105 1,805,735
Hanover Insurance Group, Inc. (The) ...... 39,561 5,387,021
Hartford Financial Services Group, Inc. (The) . 316,996 32,666,438
HCI Group, Inc. ..................... 9,479 1,100,322
Horace Mann Educators Corp. ........... 20,403 754,707
James River Group Holdings Ltd. ......... 51,126 475,472
Kemper Corp. ...................... 66,231 4,101,024
Security
Shares
Shares Value
Insurance (continued)
Kinsale Capital Group, Inc.
(b)
............ 23,744 $ 12,459,427
Lemonade, Inc.
(a)(b)
................... 79,319 1,301,625
Lincoln National Corp. ................ 164,472 5,251,591
Loews Corp. ....................... 192,416 15,064,249
Markel Group, Inc.
(a)
.................. 13,899 21,147,051
Marsh & McLennan Cos., Inc. ........... 517,509 106,596,504
MBIA, Inc.
(a)
....................... 56,284 380,480
Mercury General Corp. ................ 35,384 1,825,814
MetLife, Inc. ....................... 665,479 49,318,649
National Western Life Group, Inc. , Class A ... 2,793 1,374,044
Old Republic International Corp. .......... 282,379 8,674,683
Oscar Health, Inc. , Class A
(a)
............ 159,085 2,365,594
Palomar Holdings, Inc.
(a)
............... 25,839 2,166,083
Primerica, Inc. ...................... 38,951 9,853,045
Principal Financial Group, Inc. ........... 233,285 20,134,828
ProAssurance Corp.
(a)
................. 35,192 452,569
Progressive Corp. (The) ............... 616,442 127,492,534
Prudential Financial, Inc. ............... 384,263 45,112,476
Reinsurance Group of America, Inc. ....... 70,979 13,690,430
RenaissanceRe Holdings Ltd. ........... 55,322 13,002,330
RLI Corp. ......................... 42,493 6,308,936
Root, Inc. , Class A
(a)(b)
................. 12,214 746,031
Ryan Specialty Holdings, Inc. , Class A ...... 110,480 6,131,640
Safety Insurance Group, Inc. ............ 11,552 949,459
Selective Insurance Group, Inc. .......... 65,262 7,124,653
SiriusPoint Ltd.
(a)
.................... 111,669 1,419,313
Skyward Specialty Insurance Group, Inc.
(a)
... 40,440 1,512,860
Stewart Information Services Corp. ........ 16,242 1,056,704
Tiptree, Inc. ....................... 36,827 636,371
Travelers Cos., Inc. (The) .............. 243,706 56,086,499
Trupanion , Inc.
(a)(b)
................... 35,580 982,364
United Fire Group, Inc. ................ 22,335 486,233
Universal Insurance Holdings, Inc. ........ 30,833 626,527
Unum Group ....................... 165,559 8,883,896
White Mountains Insurance Group Ltd. ..... 2,725 4,889,467
Willis Towers Watson plc ............... 110,080 30,272,000
WR Berkley Corp.
(b)
.................. 216,742 19,168,662
1,244,630,999
Interactive Media & Services — 5.4%
Alphabet, Inc. , Class A
(a)
............... 6,248,004 943,011,244
Alphabet, Inc. , Class C, NVS
(a)
........... 5,244,293 798,496,052
Bumble, Inc. , Class A
(a)
................ 125,854 1,428,443
Cargurus , Inc. , Class A
(a)(b)
.............. 95,804 2,211,156
Cars.com, Inc.
(a)
..................... 74,973 1,288,036
Eventbrite, Inc. , Class A
(a)(b)
............. 105,289 576,984
fuboTV , Inc.
(a)(b)
..................... 329,498 520,607
IAC, Inc.
(a)
......................... 76,270 4,068,242
Match Group, Inc.
(a)(b)
................. 288,315 10,460,068
MediaAlpha , Inc. , Class A
(a)
............. 26,984 549,664
Meta Platforms, Inc. , Class A ............ 2,334,123 1,133,403,446
Nextdoor Holdings, Inc. , Class A
(a)
........ 271,508 610,893
Pinterest, Inc. , Class A
(a)
............... 635,961 22,048,768
QuinStreet , Inc.
(a)
.................... 66,071 1,166,814
Rumble, Inc. , Class A
(a)(b)
............... 97,212 785,473
Shutterstock, Inc. .................... 25,155 1,152,350
Snap, Inc. , Class A, NVS
(a)
............. 1,096,899 12,592,400
TripAdvisor, Inc.
(a)
................... 121,058 3,364,202
Vimeo, Inc.
(a)
....................... 160,176 655,120
Yelp, Inc.
(a)
........................ 76,292 3,005,905
Ziff Davis, Inc.
(a)(b)
.................... 50,606 3,190,202
ZipRecruiter, Inc. , Class A
(a)
............. 92,271 1,060,194
ZoomInfo Technologies, Inc.
(a)
........... 316,720 5,077,022
2,950,723,285

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 1.3%
Accenture plc , Class A ................ 664,093 $ 230,181,275
Akamai Technologies, Inc.
(a)
............. 158,919 17,284,031
Backblaze , Inc. , Class A
(a)
.............. 49,513 506,518
BigCommerce Holdings, Inc.
(a)
........... 91,147 628,003
Cloudflare, Inc. , Class A
(a)
.............. 317,820 30,774,511
Cognizant Technology Solutions Corp. , Class A 528,340 38,722,039
Couchbase, Inc.
(a)
................... 37,943 998,280
DigitalOcean Holdings, Inc.
(a)(b)
........... 58,940 2,250,329
DXC Technology Co.
(a)(b)
............... 211,386 4,483,497
EPAM Systems, Inc.
(a)
................. 61,308 16,930,817
Fastly, Inc. , Class A
(a)(b)
................ 128,492 1,666,541
Gartner, Inc.
(a)
...................... 82,621 39,382,952
GoDaddy, Inc. , Class A
(a)
............... 148,720 17,650,090
Grid Dynamics Holdings, Inc. , Class A
(a)
..... 66,352 815,466
Hackett Group, Inc. (The) .............. 27,548 669,416
International Business Machines Corp. ..... 965,132 184,301,607
Kyndryl Holdings, Inc.
(a)
................ 248,858 5,415,150
MongoDB, Inc. , Class A
(a)(b)
............. 76,805 27,545,345
Okta, Inc. , Class A
(a)
.................. 169,045 17,685,488
Perficient, Inc.
(a)
..................... 37,401 2,105,302
Snowflake, Inc. , Class A
(a)
.............. 350,517 56,643,547
Squarespace, Inc. , Class A
(a)
............ 62,469 2,276,370
Thoughtworks Holding, Inc.
(a)(b)
........... 145,323 367,667
Twilio, Inc. , Class A
(a)
................. 193,051 11,805,069
VeriSign, Inc.
(a)
..................... 91,332 17,308,327
XTI Aerospace, Inc.
(a)
................. 1 —
728,397,637
Leisure Products — 0.1%
Acushnet Holdings Corp. ............... 30,785 2,030,271
Brunswick Corp. .................... 71,405 6,892,011
Hasbro, Inc. ....................... 138,387 7,821,633
Johnson Outdoors, Inc. , Class A .......... 8,722 402,171
Malibu Boats, Inc. , Class A
(a)(b)
........... 22,036 953,718
MasterCraft Boat Holdings, Inc.
(a)
......... 27,712 657,329
Mattel, Inc.
(a)
....................... 375,919 7,446,955
Peloton Interactive, Inc. , Class A
(a)(b)
....... 391,658 1,678,255
Polaris, Inc. ........................ 55,979 5,604,617
Smith & Wesson Brands, Inc. ............ 56,055 973,115
Sturm Ruger & Co., Inc. ............... 22,985 1,060,758
Topgolf Callaway Brands Corp.
(a)(b)
........ 161,664 2,614,107
Vista Outdoor, Inc.
(a)
.................. 68,396 2,242,021
YETI Holdings, Inc.
(a)(b)
................ 90,973 3,507,009
43,883,970
Life Sciences Tools & Services — 1.4%
10X Genomics, Inc. , Class A
(a)(b)
.......... 112,846 4,235,110
Adaptive Biotechnologies Corp.
(a)(b)
........ 112,360 360,676
Agilent Technologies, Inc. .............. 312,835 45,520,621
Avantor, Inc.
(a)
...................... 720,903 18,433,490
Azenta , Inc.
(a)(b)
..................... 62,590 3,772,925
BioLife Solutions, Inc.
(a)
................ 38,987 723,209
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 22,386 7,742,646
Bio-Techne Corp. .................... 170,270 11,985,305
Bruker Corp. ....................... 100,220 9,414,667
Charles River Laboratories International, Inc.
(a)
55,474 15,030,680
CryoPort , Inc.
(a)(b)
.................... 52,460 928,542
Cytek Biosciences, Inc.
(a)(b)
............. 97,964 657,338
Danaher Corp. ..................... 699,349 174,641,432
Fortrea Holdings, Inc.
(a)
................ 92,995 3,732,819
Illumina, Inc.
(a)
...................... 169,846 23,323,253
IQVIA Holdings, Inc.
(a)
................. 193,758 48,999,461
Maravai LifeSciences Holdings, Inc. , Class A
(a)
123,565 1,071,309
MaxCyte, Inc.
(a)
..................... 176,097 737,846
Medpace Holdings, Inc.
(a)
.............. 24,945 10,081,522
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Mesa Laboratories, Inc. ............... 5,311 $ 582,776
Mettler-Toledo International, Inc.
(a)
........ 22,961 30,567,750
Nautilus Biotechnology, Inc.
(a)(b)
.......... 131,658 387,075
OmniAb , Inc.
(a)(b)
.................... 107,463 582,449
OmniAb , Inc., 12.50 Earnout Shares , NVS
(a)(d)
. 7,100 —
OmniAb , Inc., 15.00 Earnout Shares , NVS
(a)(d)
. 7,100 —
Pacific Biosciences of California, Inc.
(a)(b)
.... 280,580 1,052,175
Quanterix Corp.
(a)
.................... 41,877 986,622
Repligen Corp.
(a)(b)
................... 55,709 10,245,999
Revvity , Inc. ....................... 132,159 13,876,695
Sotera Health Co.
(a)(b)
................. 128,366 1,541,676
Standard BioTools , Inc.
(a)(b)
.............. 274,381 743,573
Thermo Fisher Scientific, Inc. ............ 410,650 238,673,886
Waters Corp.
(a)
..................... 62,547 21,530,554
West Pharmaceutical Services, Inc. ....... 78,240 30,960,350
733,124,431
Machinery — 2.1%
3D Systems Corp.
(a)
.................. 155,283 689,457
AGCO Corp. ....................... 65,130 8,012,293
Alamo Group, Inc. ................... 10,738 2,451,808
Albany International Corp. , Class A ........ 36,420 3,405,634
Allison Transmission Holdings, Inc. ........ 94,887 7,701,029
Astec Industries, Inc. ................. 22,806 996,850
Barnes Group, Inc. ................... 53,639 1,992,689
Blue Bird Corp.
(a)
.................... 24,539 940,825
Caterpillar, Inc. ..................... 540,843 198,181,100
Chart Industries, Inc.
(a)(b)
............... 44,018 7,250,645
CNH Industrial NV ................... 1,022,290 13,248,878
Columbus McKinnon Corp. ............. 37,674 1,681,391
Crane Co.
(b)
....................... 53,022 7,164,863
Cummins, Inc. ...................... 146,498 43,165,636
Deere & Co. ....................... 275,971 113,352,329
Desktop Metal, Inc. , Class A
(a)(b)
.......... 343,880 302,614
Donaldson Co., Inc. .................. 124,257 9,279,513
Douglas Dynamics, Inc. ............... 26,856 647,767
Dover Corp. ....................... 150,148 26,604,724
Energy Recovery, Inc.
(a)
............... 67,074 1,059,098
Enerpac Tool Group Corp. , Class A ........ 59,578 2,124,551
Enpro , Inc. ........................ 22,640 3,820,953
Esab Corp. ........................ 62,153 6,872,257
ESCO Technologies, Inc. .............. 28,169 3,015,491
Federal Signal Corp. ................. 65,170 5,530,978
Flowserve Corp. .................... 142,917 6,528,449
Fortive Corp. ....................... 373,294 32,110,750
Franklin Electric Co., Inc. .............. 42,515 4,541,027
Gates Industrial Corp. plc
(a)
............. 182,792 3,237,246
Gorman-Rupp Co. (The) ............... 31,392 1,241,554
Graco, Inc. ........................ 176,844 16,527,840
Greenbrier Cos., Inc. (The) ............. 37,137 1,934,838
Helios Technologies, Inc. ............... 37,680 1,683,919
Hillenbrand, Inc. .................... 75,821 3,813,038
Hillman Solutions Corp.
(a)
.............. 206,246 2,194,457
Hyster-Yale Materials Handling, Inc. ....... 10,785 692,073
IDEX Corp. ........................ 80,466 19,635,313
Illinois Tool Works, Inc. ................ 286,057 76,757,675
Ingersoll Rand, Inc. .................. 430,359 40,862,587
ITT, Inc. .......................... 86,544 11,772,580
John Bean Technologies Corp. ........... 35,022 3,673,458
Kadant , Inc.
(b)
...................... 13,555 4,447,395
Kennametal, Inc. .................... 85,000 2,119,900
Lincoln Electric Holdings, Inc. ........... 60,180 15,372,379
Lindsay Corp. ...................... 13,179 1,550,641
Luxfer Holdings plc .................. 50,061 519,133
Manitowoc Co., Inc. (The)
(a)
............. 45,971 650,030

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Middleby Corp. (The)
(a)
................ 57,023 $ 9,168,728
Miller Industries, Inc. ................. 13,200 661,320
Mueller Industries, Inc. ................ 117,214 6,321,351
Mueller Water Products, Inc. , Class A ...... 168,700 2,714,383
Nikola Corp.
(a)(b)
..................... 971,676 1,010,543
Nordson Corp. ...................... 57,313 15,734,711
Omega Flex, Inc. .................... 5,464 387,562
Oshkosh Corp. ..................... 69,207 8,630,805
Otis Worldwide Corp. ................. 428,428 42,530,048
PACCAR, Inc. ...................... 558,366 69,175,964
Parker-Hannifin Corp. ................. 136,325 75,768,072
Pentair plc ........................ 172,732 14,758,222
Proto Labs, Inc.
(a)
.................... 28,029 1,002,037
RBC Bearings, Inc.
(a)(b)
................ 30,652 8,286,768
REV Group, Inc. .................... 47,595 1,051,374
Shyft Group, Inc. (The) ................ 37,345 463,825
Snap-on, Inc. ...................... 55,202 16,351,936
SPX Technologies, Inc.
(a)
............... 47,365 5,832,052
Standex International Corp. ............. 14,723 2,682,825
Stanley Black & Decker, Inc. ............ 165,629 16,220,048
Symbotic , Inc. , Class A
(a)(b)
.............. 36,554 1,644,930
Tennant Co. ....................... 19,950 2,426,119
Terex Corp. ........................ 76,024 4,895,946
Timken Co. (The) .................... 68,418 5,981,786
Titan International, Inc.
(a)
............... 62,842 783,011
Toro Co. (The) ...................... 109,216 10,007,462
Trinity Industries, Inc. ................. 93,812 2,612,664
Wabash National Corp. ................ 49,786 1,490,593
Watts Water Technologies, Inc. , Class A ..... 28,243 6,003,050
Westinghouse Air Brake Technologies Corp. .. 189,854 27,657,931
Xylem, Inc. ........................ 255,919 33,074,972
1,116,690,693
Marine Transportation — 0.0%
Eagle Bulk Shipping, Inc. .............. 11,491 717,843
Genco Shipping & Trading Ltd. ........... 52,245 1,062,141
Kirby Corp.
(a)
....................... 64,416 6,140,133
Matson, Inc. ....................... 36,954 4,153,629
12,073,746
Media — 0.7%
Altice USA, Inc. , Class A
(a)
.............. 294,800 769,428
AMC Networks, Inc. , Class A
(a)
........... 43,278 524,962
Boston Omaha Corp. , Class A
(a)(b)
......... 47,195 729,635
Cable One, Inc. ..................... 5,229 2,212,547
Cardlytics, Inc.
(a)(b)
................... 39,314 569,660
Charter Communications, Inc. , Class A
(a)
.... 104,911 30,490,284
Clear Channel Outdoor Holdings, Inc.
(a)
..... 438,177 722,992
Comcast Corp. , Class A ............... 4,217,064 182,809,724
Daily Journal Corp.
(a)
................. 2,524 912,704
EW Scripps Co. (The) , Class A, NVS
(a)
..... 88,057 346,064
Fox Corp. , Class A, NVS ............... 249,999 7,817,469
Fox Corp. , Class B ................... 140,609 4,024,229
Gannett Co., Inc.
(a)(b)
.................. 189,404 462,146
Gray Television, Inc. .................. 86,812 548,652
iHeartMedia, Inc. , Class A
(a)(b)
............ 145,473 304,039
Integral Ad Science Holding Corp.
(a)
....... 70,167 699,565
Interpublic Group of Cos., Inc. (The) ....... 407,530 13,297,704
John Wiley & Sons, Inc. , Class A ......... 46,982 1,791,424
Liberty Broadband Corp. , Class A
(a)(b)
....... 18,843 1,076,312
Liberty Broadband Corp. , Class C, NVS
(a)(b)
.. 119,355 6,830,687
Liberty Media Corp.-Liberty SiriusXM , NVS
(a)(b)
165,982 4,931,325
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a)
......................... 78,100 2,319,570
Magnite , Inc.
(a)(b)
..................... 131,750 1,416,312
Security
Shares
Shares Value
Media (continued)
National CineMedia , Inc.
(a)(b)
............. 117,083 $ 602,977
New York Times Co. (The) , Class A ........ 170,966 7,389,151
News Corp. , Class A, NVS ............. 399,701 10,464,172
News Corp. , Class B ................. 121,290 3,282,108
Nexstar Media Group, Inc. .............. 34,674 5,973,983
Omnicom Group, Inc. ................. 208,587 20,182,878
Paramount Global , Class B, NVS ......... 534,314 6,288,876
PubMatic, Inc. , Class A
(a)(b)
.............. 49,288 1,169,111
Scholastic Corp. , NVS ................ 31,913 1,203,439
Sinclair, Inc. , Class A
(b)
................ 46,090 620,832
Sirius XM Holdings, Inc.
(b)
.............. 683,833 2,653,272
Stagwell , Inc. , Class A
(a)(b)
.............. 116,691 725,818
TechTarget, Inc.
(a)
.................... 29,281 968,615
TEGNA, Inc. ....................... 217,907 3,255,531
Thryv Holdings, Inc.
(a)
................. 32,268 717,318
Trade Desk, Inc. (The) , Class A
(a)
......... 474,900 41,515,758
WideOpenWest , Inc.
(a)
................ 73,831 267,268
372,888,541
Metals & Mining — 0.5%
Alcoa Corp. ........................ 200,910 6,788,749
Alpha Metallurgical Resources, Inc. ....... 12,304 4,074,716
Arch Resources, Inc. , Class A ........... 19,817 3,186,375
ATI, Inc.
(a)(b)
........................ 138,734 7,099,019
Carpenter Technology Corp. ............ 53,899 3,849,467
Century Aluminum Co.
(a)
............... 54,801 843,387
Cleveland-Cliffs, Inc.
(a)
................ 538,091 12,236,189
Coeur Mining, Inc.
(a)(b)
................. 374,955 1,413,580
Commercial Metals Co. ................ 115,717 6,800,688
Compass Minerals International, Inc. ....... 38,070 599,222
Freeport-McMoRan, Inc. ............... 1,533,526 72,106,393
Haynes International, Inc. .............. 20,634 1,240,516
Hecla Mining Co.
(b)
................... 665,148 3,199,362
Kaiser Aluminum Corp. ................ 19,530 1,745,201
Materion Corp. ..................... 22,764 2,999,157
Metallus , Inc.
(a)
..................... 53,884 1,198,919
MP Materials Corp. , Class A
(a)(b)
.......... 161,597 2,310,837
Newmont Corp. ..................... 1,230,626 44,105,636
Nucor Corp. ....................... 260,253 51,504,069
Olympic Steel, Inc. ................... 9,950 705,256
Piedmont Lithium, Inc.
(a)(b)
.............. 18,170 242,024
Radius Recycling, Inc. , Class A .......... 28,088 593,499
Ramaco Resources, Inc. , Class A ......... 43,381 730,536
Reliance, Inc. ...................... 60,330 20,161,079
Royal Gold, Inc. ..................... 68,681 8,366,033
Ryerson Holding Corp. ................ 31,917 1,069,219
Steel Dynamics, Inc. .................. 161,137 23,885,338
SunCoke Energy, Inc. ................. 103,629 1,167,899
United States Steel Corp.
(b)
............. 235,313 9,596,064
Warrior Met Coal, Inc. ................. 56,764 3,445,575
Worthington Steel, Inc. ................ 33,217 1,190,829
298,454,833
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. ............... 753,521 7,459,858
Annaly Capital Management, Inc. ......... 523,203 10,301,867
Apollo Commercial Real Estate Finance, Inc. . 134,066 1,493,495
Arbor Realty Trust, Inc.
(b)
............... 190,696 2,526,722
Ares Commercial Real Estate Corp. ....... 56,825 423,346
ARMOUR Residential REIT, Inc. .......... 51,891 1,025,885
Blackstone Mortgage Trust, Inc. , Class A .... 162,759 3,240,532
BrightSpire Capital, Inc. , Class A ......... 193,866 1,335,737
Chimera Investment Corp. .............. 266,724 1,229,598
Claros Mortgage Trust, Inc. ............. 127,455 1,243,961
Dynex Capital, Inc. ................... 94,487 1,176,363

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc. ................ 87,864 $ 1,037,674
Franklin BSP Realty Trust, Inc. ........... 94,550 1,263,188
Granite Point Mortgage Trust, Inc. ........ 120,026 572,524
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 119,618 3,397,151
Invesco Mortgage Capital, Inc. ........... 60,844 588,970
KKR Real Estate Finance Trust, Inc. ....... 68,446 688,567
Ladder Capital Corp. , Class A ........... 118,348 1,317,213
MFA Financial, Inc. ................... 107,847 1,230,534
New York Mortgage Trust, Inc. ........... 97,281 700,423
Orchid Island Capital, Inc.
(b)
............. 59,925 535,130
PennyMac Mortgage Investment Trust ...... 91,314 1,340,490
Ready Capital Corp. .................. 168,346 1,536,999
Redwood Trust, Inc. .................. 165,377 1,053,451
Rithm Capital Corp. .................. 518,406 5,785,411
Starwood Property Trust, Inc. ............ 294,915 5,995,622
TPG RE Finance Trust, Inc. ............. 73,282 565,737
Two Harbors Investment Corp. ........... 112,424 1,488,494
60,554,942
Multi-Utilities — 0.5%
Ameren Corp. ...................... 275,359 20,365,552
Avista Corp. ....................... 82,843 2,901,162
Black Hills Corp. .................... 68,584 3,744,686
CenterPoint Energy, Inc. ............... 686,271 19,551,861
CMS Energy Corp. ................... 310,867 18,757,715
Consolidated Edison, Inc. .............. 360,458 32,733,191
Dominion Energy, Inc. ................. 888,638 43,712,103
DTE Energy Co. .................... 214,949 24,104,381
NiSource, Inc. ...................... 451,142 12,478,588
Northwestern Energy Group, Inc. ......... 76,095 3,875,518
Public Service Enterprise Group, Inc. ...... 527,037 35,195,531
Sempra .......................... 666,834 47,898,686
Unitil Corp. ........................ 22,569 1,181,487
WEC Energy Group, Inc. ............... 338,199 27,772,902
294,273,363
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ....... 169,421 21,840,061
Boston Properties, Inc. ................ 150,069 9,801,006
Brandywine Realty Trust ............... 182,267 874,882
COPT Defense Properties .............. 119,230 2,881,789
Cousins Properties, Inc. ............... 161,970 3,893,759
Douglas Emmett, Inc. ................. 171,842 2,383,449
Easterly Government Properties, Inc. ...... 95,349 1,097,467
Equity Commonwealth
(a)
............... 114,482 2,161,420
Highwoods Properties, Inc. ............. 112,592 2,947,659
Hudson Pacific Properties, Inc. ........... 157,932 1,018,661
JBG SMITH Properties ................ 94,327 1,513,948
Kilroy Realty Corp. ................... 113,226 4,124,823
NET Lease Office Properties ............ 15,224 362,331
Orion Office REIT, Inc. ................ 133,225 467,620
Paramount Group, Inc. ................ 198,420 930,590
Peakstone Realty Trust , Class E ......... 43,277 698,058
Piedmont Office Realty Trust, Inc. , Class A ... 129,781 912,361
Postal Realty Trust, Inc. , Class A ......... 47,972 686,959
SL Green Realty Corp. ................ 70,756 3,900,778
Vornado Realty Trust ................. 170,260 4,898,380
67,396,001
Oil, Gas & Consumable Fuels — 3.6%
Antero Midstream Corp. ............... 390,248 5,486,887
Antero Resources Corp.
(a)(b)
............. 296,895 8,609,955
APA Corp. ........................ 324,452 11,154,660
Berry Corp. ........................ 81,090 652,775
California Resources Corp. ............. 67,631 3,726,468
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Callon Petroleum Co.
(a)(b)
............... 64,486 $ 2,306,019
Centrus Energy Corp. , Class A
(a)(b)
........ 14,735 611,945
Cheniere Energy, Inc. ................. 251,051 40,489,505
Chesapeake Energy Corp.
(b)
............ 119,227 10,590,934
Chevron Corp. ...................... 1,842,256 290,597,461
Chord Energy Corp. .................. 42,153 7,513,351
Civitas Resources, Inc. ................ 87,484 6,640,910
Clean Energy Fuels Corp.
(a)(b)
............ 240,299 644,001
CNX Resources Corp.
(a)(b)
.............. 158,019 3,748,211
Comstock Resources, Inc. .............. 97,528 905,060
ConocoPhillips ..................... 1,248,800 158,947,264
CONSOL Energy, Inc. ................. 30,043 2,516,402
Coterra Energy, Inc. .................. 796,129 22,196,077
Crescent Energy, Inc. , Class A ........... 91,235 1,085,696
CVR Energy, Inc. .................... 34,731 1,238,507
Delek US Holdings, Inc. ............... 76,461 2,350,411
Devon Energy Corp. .................. 682,693 34,257,535
Diamondback Energy, Inc. .............. 190,997 37,849,875
Dorian LPG Ltd. ..................... 34,547 1,328,678
DT Midstream, Inc. ................... 102,736 6,277,170
EOG Resources, Inc. ................. 617,037 78,882,010
EQT Corp. ........................ 436,204 16,170,082
Equitrans Midstream Corp. ............. 456,998 5,707,905
Excelerate Energy, Inc. , Class A .......... 33,298 533,434
Exxon Mobil Corp. ................... 4,209,012 489,255,555
Gevo , Inc.
(a)(b)
...................... 486,317 373,832
Green Plains, Inc.
(a)(b)
................. 22,860 528,523
Gulfport Energy Corp.
(a)(b)
.............. 9,965 1,595,596
Harvest Natural Resources, Inc. , NVS
(a)(d)
.... 8,626 —
Hess Corp. ........................ 293,783 44,843,037
HF Sinclair Corp. .................... 163,626 9,878,102
International Seaways, Inc. ............. 42,493 2,260,628
Kinder Morgan, Inc. .................. 2,058,125 37,746,012
Kinetik Holdings, Inc. , Class A ........... 23,678 944,042
Kosmos Energy Ltd.
(a)(b)
................ 494,603 2,947,834
Magnolia Oil & Gas Corp. , Class A ........ 192,252 4,988,939
Marathon Oil Corp. ................... 624,259 17,691,500
Marathon Petroleum Corp. ............. 389,824 78,549,536
Matador Resources Co. ............... 117,692 7,858,295
Murphy Oil Corp. .................... 155,752 7,117,866
New Fortress Energy, Inc. , Class A
(b)
....... 71,974 2,201,685
NextDecade Corp.
(a)(b)
................. 103,059 585,375
Northern Oil & Gas, Inc. ............... 100,574 3,990,776
Occidental Petroleum Corp. ............. 699,047 45,431,065
ONEOK, Inc. ....................... 622,508 49,906,466
Overseas Shipholding Group, Inc. , Class A .. 116,526 745,766
Ovintiv , Inc. ........................ 267,802 13,898,924
Par Pacific Holdings, Inc.
(a)
............. 57,103 2,116,237
PBF Energy, Inc. , Class A .............. 114,364 6,583,935
Peabody Energy Corp. ................ 122,781 2,978,667
Permian Resources Corp. , Class A ........ 490,315 8,658,963
Phillips 66 ......................... 455,098 74,335,707
Pioneer Natural Resources Co. .......... 246,981 64,832,512
Range Resources Corp. ............... 265,181 9,130,182
REX American Resources Corp.
(a)
........ 20,725 1,216,765
SandRidge Energy, Inc. ............... 25,931 377,815
SilverBow Resources, Inc.
(a)
............. 19,703 672,660
Sitio Royalties Corp. , Class A ............ 95,209 2,353,566
SM Energy Co. ..................... 130,582 6,509,513
Southwestern Energy Co.
(a)
............. 1,185,245 8,984,157
Talos Energy, Inc.
(a)
.................. 152,718 2,127,362
Targa Resources Corp. ................ 237,047 26,546,894
Tellurian, Inc.
(a)(b)
.................... 925,072 611,843
Texas Pacific Land Corp. ............... 20,077 11,614,745
Uranium Energy Corp.
(a)(b)
.............. 407,572 2,751,111

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc. ................. 146,134 $ 1,018,554
Valero Energy Corp. .................. 359,513 61,365,274
Viper Energy, Inc. ................... 95,595 3,676,584
Vital Energy, Inc.
(a)
................... 28,439 1,494,185
Vitesse Energy, Inc. .................. 22,620 536,773
W&T Offshore, Inc. ................... 146,986 389,513
Williams Cos., Inc. (The) ............... 1,298,604 50,606,598
World Kinect Corp. ................... 75,775 2,004,249
1,939,852,906
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
.............. 18,699 817,707
Louisiana-Pacific Corp. ................ 70,389 5,906,341
Mercer International, Inc. ............... 68,786 684,421
Sylvamo Corp. ..................... 37,374 2,307,471
9,715,940
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
................ 135,524 5,826,177
Allegiant Travel Co. .................. 17,130 1,288,347
American Airlines Group, Inc.
(a)
........... 691,467 10,614,018
Delta Air Lines, Inc. .................. 673,758 32,252,796
Frontier Group Holdings, Inc.
(a)(b)
.......... 65,716 532,957
Hawaiian Holdings, Inc.
(a)(b)
............. 68,426 912,119
JetBlue Airways Corp.
(a)(b)
.............. 339,170 2,516,641
Joby Aviation, Inc. , Class A
(a)(b)
........... 401,219 2,150,534
SkyWest, Inc.
(a)
..................... 48,425 3,345,199
Southwest Airlines Co. ................ 631,478 18,432,843
Spirit Airlines, Inc. ................... 114,149 552,481
Sun Country Airlines Holdings, Inc.
(a)
....... 39,521 596,372
United Airlines Holdings, Inc.
(a)
........... 346,232 16,577,588
95,598,072
Personal Care Products — 0.2%
Beauty Health Co. (The) , Class A
(a)(b)
....... 110,782 491,872
BellRing Brands, Inc.
(a)
................ 139,318 8,223,942
Coty, Inc. , Class A
(a)
.................. 408,815 4,889,427
Edgewell Personal Care Co. ............ 56,793 2,194,482
elf Beauty, Inc.
(a)(b)
................... 59,104 11,586,157
Estee Lauder Cos., Inc. (The) , Class A ..... 247,260 38,115,129
Herbalife Ltd.
(a)(b)
.................... 113,027 1,135,921
Inter Parfums, Inc. ................... 20,120 2,827,061
Kenvue , Inc. ....................... 1,850,948 39,721,344
Medifast , Inc. ...................... 12,496 478,847
Nu Skin Enterprises, Inc. , Class A ......... 56,706 784,244
Olaplex Holdings, Inc.
(a)(b)
.............. 206,767 396,993
USANA Health Sciences, Inc.
(a)
.......... 18,478 896,183
111,741,602
Pharmaceuticals — 3.5%
Amneal Pharmaceuticals, Inc. , Class A
(a)(b)
... 128,775 780,376
Amphastar Pharmaceuticals, Inc.
(a)
........ 40,174 1,764,040
ANI Pharmaceuticals, Inc.
(a)
............. 23,217 1,604,991
Arvinas , Inc.
(a)
...................... 74,654 3,081,717
Atea Pharmaceuticals, Inc.
(a)(b)
........... 156,184 630,983
Axsome Therapeutics, Inc.
(a)(b)
........... 42,086 3,358,463
Bristol-Myers Squibb Co. ............... 2,169,938 117,675,738
Cassava Sciences, Inc.
(a)(b)
............. 44,280 898,441
Catalent, Inc.
(a)
..................... 192,253 10,852,682
Collegium Pharmaceutical, Inc.
(a)(b)
........ 36,367 1,411,767
Corcept Therapeutics, Inc.
(a)(b)
........... 100,241 2,525,071
Edgewise Therapeutics, Inc.
(a)
........... 73,604 1,342,537
Elanco Animal Health, Inc.
(a)(b)
........... 538,118 8,760,561
Eli Lilly & Co. ...................... 844,913 657,308,517
Evolus , Inc.
(a)(b)
..................... 59,851 837,914
EyePoint Pharmaceuticals, Inc.
(a)(b)
........ 37,871 782,794
Security
Shares
Shares Value
Pharmaceuticals (continued)
Fulcrum Therapeutics, Inc.
(a)
............ 48,874 $ 461,371
Harmony Biosciences Holdings, Inc.
(a)
...... 37,446 1,257,437
Harrow, Inc.
(a)(b)
..................... 30,614 405,023
Innoviva , Inc.
(a)(b)
.................... 69,524 1,059,546
Intra-Cellular Therapies, Inc.
(a)
........... 100,195 6,933,494
Jazz Pharmaceuticals plc
(a)
............. 67,353 8,110,648
Johnson & Johnson .................. 2,556,402 404,397,232
Ligand Pharmaceuticals, Inc.
(a)
........... 19,311 1,411,634
Liquidia Corp.
(a)(b)
.................... 69,923 1,031,364
Longboard Pharmaceuticals, Inc.
(a)
........ 38,269 826,610
Marinus Pharmaceuticals, Inc.
(a)(b)
......... 76,767 693,974
Merck & Co., Inc. .................... 2,696,985 355,867,171
Ocular Therapeutix , Inc.
(a)(b)
............. 129,110 1,174,901
Organon & Co. ..................... 275,785 5,184,758
Pacira BioSciences , Inc.
(a)
.............. 57,098 1,668,403
Perrigo Co. plc ..................... 142,894 4,599,758
Pfizer, Inc. ........................ 6,018,411 167,010,905
Phathom Pharmaceuticals, Inc.
(a)(b)
........ 45,031 478,229
Phibro Animal Health Corp. , Class A ....... 39,263 507,671
Pliant Therapeutics, Inc.
(a)(b)
............. 62,882 936,942
Prestige Consumer Healthcare, Inc.
(a)
...... 56,303 4,085,346
Revance Therapeutics, Inc.
(a)(b)
........... 102,014 501,909
Royalty Pharma plc , Class A ............ 417,333 12,674,403
Scilex Holding Co., (Acquired 01/06/23, cost
$526,994)
(a)(b)(f)
................... 50,286 75,823
Seelos Therapeutics, Inc.
(a)
............. 1 1
Supernus Pharmaceuticals, Inc.
(a)(b)
........ 57,808 1,971,831
Tarsus Pharmaceuticals, Inc.
(a)(b)
.......... 32,900 1,195,915
Theravance Biopharma, Inc.
(a)(b)
.......... 81,255 728,857
Ventyx Biosciences, Inc.
(a)(b)
............. 53,240 292,820
Viatris , Inc. ........................ 1,285,624 15,350,351
WaVe Life Sciences Ltd.
(a)
.............. 87,933 542,547
Xeris Biopharma Holdings, Inc.
(a)(b)
........ 223,671 494,313
Zoetis, Inc. , Class A .................. 487,970 82,569,404
1,898,117,183
Professional Services — 0.9%
Alight, Inc. , Class A
(a)
................. 393,514 3,876,113
ASGN, Inc.
(a)(b)
...................... 50,499 5,290,275
Automatic Data Processing, Inc. .......... 435,609 108,788,992
Barrett Business Services, Inc. ........... 9,120 1,155,686
Booz Allen Hamilton Holding Corp. ........ 137,311 20,382,445
Broadridge Financial Solutions, Inc. ....... 125,863 25,784,294
CACI International, Inc. , Class A
(a)
........ 23,438 8,879,018
CBIZ, Inc.
(a)(b)
....................... 52,282 4,104,137
Clarivate plc
(a)(b)
..................... 469,406 3,487,687
Concentrix Corp. .................... 50,279 3,329,475
Conduent, Inc.
(a)
.................... 245,028 828,195
CRA International, Inc. ................ 9,366 1,400,966
CSG Systems International, Inc. .......... 29,817 1,536,768
Dayforce, Inc.
(a)(b)
.................... 165,826 10,979,339
Dun & Bradstreet Holdings, Inc. .......... 272,714 2,738,049
Equifax, Inc. ....................... 131,307 35,127,249
ExlService Holdings, Inc.
(a)
............. 174,936 5,562,965
Exponent, Inc. ...................... 53,716 4,441,776
First Advantage Corp. ................. 71,276 1,156,097
Forrester Research, Inc.
(a)
.............. 17,881 385,514
Franklin Covey Co.
(a)
................. 18,025 707,661
FTI Consulting, Inc.
(a)
................. 37,550 7,896,390
Genpact Ltd. ....................... 181,855 5,992,122
Heidrick & Struggles International, Inc. ..... 31,537 1,061,535
Huron Consulting Group, Inc.
(a)(b)
......... 20,109 1,942,932
ICF International, Inc. ................. 18,889 2,845,250
Insperity, Inc. ....................... 37,024 4,058,201
Jacobs Solutions, Inc. ................. 132,315 20,340,785

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
KBR, Inc. ......................... 146,027 $ 9,296,079
Kelly Services, Inc. , Class A, NVS ........ 47,766 1,196,061
Kforce , Inc. ........................ 22,927 1,616,812
Korn Ferry ........................ 56,821 3,736,549
Legalzoom.com, Inc.
(a)(b)
............... 144,546 1,928,244
Leidos Holdings, Inc. ................. 145,485 19,071,629
ManpowerGroup, Inc. ................. 53,534 4,156,380
Maximus, Inc. ...................... 63,243 5,306,088
NV5 Global, Inc.
(a)(b)
.................. 13,436 1,316,862
Paychex, Inc. ...................... 337,953 41,500,628
Paycom Software, Inc. ................ 52,477 10,443,448
Paycor HCM, Inc.
(a)(b)
................. 76,008 1,477,596
Paylocity Holding Corp.
(a)(b)
............. 45,868 7,882,874
Planet Labs PBC , Class A
(a)(b)
............ 191,356 487,958
Resources Connection, Inc. ............. 37,608 494,921
Robert Half, Inc. .................... 113,235 8,977,271
Science Applications International Corp. .... 54,914 7,160,236
SS&C Technologies Holdings, Inc. ........ 228,579 14,713,630
Sterling Check Corp.
(a)(b)
............... 41,500 667,320
TransUnion
(b)
....................... 207,364 16,547,647
TriNet Group, Inc. ................... 33,402 4,425,431
TrueBlue, Inc.
(a)
..................... 38,536 482,471
TTEC Holdings, Inc. .................. 34,747 360,326
Upwork, Inc.
(a)
...................... 140,621 1,724,013
Verisk Analytics, Inc. .................. 153,518 36,188,798
Verra Mobility Corp. , Class A
(a)(b)
.......... 180,984 4,519,170
499,758,358
Real Estate Management & Development — 0.2%
Anywhere Real Estate, Inc.
(a)
............ 119,930 741,167
CBRE Group, Inc. , Class A
(a)
............ 315,792 30,707,614
Compass, Inc. , Class A
(a)
............... 383,481 1,380,532
CoStar Group, Inc.
(a)
.................. 435,751 42,093,547
Cushman & Wakefield plc
(a)
............. 163,287 1,707,982
DigitalBridge Group, Inc. , Class A
(b)
........ 155,667 2,999,703
eXp World Holdings, Inc.
(b)
.............. 81,000 836,730
Forestar Group, Inc.
(a)
................. 23,062 926,862
FRP Holdings, Inc.
(a)(b)
................. 8,710 534,794
Howard Hughes Holdings, Inc.
(a)(b)
......... 35,873 2,605,097
Jones Lang LaSalle, Inc.
(a)(b)
............. 50,466 9,845,412
Kennedy-Wilson Holdings, Inc. ........... 140,196 1,202,882
Marcus & Millichap, Inc. ............... 27,565 941,896
Newmark Group, Inc. , Class A ........... 166,095 1,841,994
Opendoor Technologies, Inc.
(a)(b)
.......... 632,731 1,917,175
RE/MAX Holdings, Inc. , Class A .......... 38,385 336,636
Redfin Corp.
(a)(b)
..................... 111,216 739,586
RMR Group, Inc. (The) , Class A .......... 22,280 534,720
Seritage Growth Properties , Class A
(a)
...... 58,683 566,291
St. Joe Co. (The) .................... 40,759 2,362,799
Tejon Ranch Co.
(a)
................... 38,486 593,069
Zillow Group, Inc. , Class A
(a)(b)
........... 60,704 2,905,294
Zillow Group, Inc. , Class C, NVS
(a)(b)
....... 167,927 8,191,479
116,513,261
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 338,594 12,453,487
Apartment Income REIT Corp. ........... 155,406 5,046,033
Apartment Investment & Management Co. ,
Class A
(a)
....................... 158,194 1,295,609
AvalonBay Communities, Inc. ........... 148,547 27,564,381
Camden Property Trust ................ 116,391 11,452,875
Centerspace ....................... 17,816 1,018,006
Elme Communities ................... 91,154 1,268,864
Equity LifeStyle Properties, Inc. .......... 189,113 12,178,877
Equity Residential ................... 365,371 23,058,564
Security
Shares
Shares Value
Residential REITs (continued)
Essex Property Trust, Inc. .............. 68,335 $ 16,729,091
Independence Realty Trust, Inc. .......... 247,977 3,999,869
Invitation Homes, Inc. ................. 616,673 21,959,726
Mid-America Apartment Communities, Inc. ... 123,059 16,192,103
NexPoint Residential Trust, Inc. .......... 29,727 956,912
Sun Communities, Inc. ................ 133,566 17,173,916
UDR, Inc. ......................... 317,411 11,874,346
UMH Properties, Inc. ................. 68,650 1,114,876
Veris Residential, Inc. ................. 94,092 1,431,139
186,768,674
Retail REITs — 0.3%
Acadia Realty Trust .................. 104,069 1,770,214
Agree Realty Corp. .................. 102,199 5,837,607
Alexander's, Inc. .................... 2,331 506,153
Brixmor Property Group, Inc. ............ 312,399 7,325,757
CBL & Associates Properties, Inc. ......... 36,122 827,555
Federal Realty Investment Trust .......... 77,284 7,892,242
Getty Realty Corp. ................... 58,491 1,599,729
InvenTrust Properties Corp. ............. 82,697 2,126,140
Kimco Realty Corp. .................. 701,808 13,762,455
Kite Realty Group Trust ................ 242,924 5,266,592
Macerich Co. (The) .................. 242,796 4,183,375
NETSTREIT Corp. ................... 73,718 1,354,200
NNN REIT, Inc. ..................... 201,652 8,618,606
Phillips Edison & Co., Inc. .............. 121,984 4,375,566
Realty Income Corp. .................. 877,697 47,483,408
Regency Centers Corp. ............... 175,037 10,600,241
Retail Opportunity Investments Corp. ...... 176,457 2,262,179
Saul Centers, Inc. ................... 23,719 912,944
Simon Property Group, Inc. ............. 345,303 54,036,466
SITE Centers Corp. .................. 193,537 2,835,317
Tanger , Inc. ........................ 118,340 3,494,580
Urban Edge Properties ................ 124,480 2,149,770
Whitestone REIT .................... 49,862 625,768
189,846,864
Semiconductors & Semiconductor Equipment — 9.2%
ACM Research, Inc. , Class A
(a)(b)
.......... 54,328 1,583,118
Advanced Micro Devices, Inc.
(a)
.......... 1,718,268 310,130,191
Aehr Test Systems
(a)(b)
................. 28,996 359,550
Allegro MicroSystems , Inc.
(a)
............ 76,571 2,064,354
Alpha & Omega Semiconductor Ltd.
(a)
...... 28,508 628,316
Ambarella, Inc.
(a)
.................... 41,181 2,090,759
Amkor Technology, Inc. ................ 110,689 3,568,613
Analog Devices, Inc. .................. 527,001 104,235,528
Applied Materials, Inc. ................ 884,475 182,405,279
Axcelis Technologies, Inc.
(a)
............. 34,429 3,839,522
Broadcom, Inc. ..................... 467,677 619,863,773
CEVA, Inc.
(a)
....................... 31,691 719,703
Cirrus Logic, Inc.
(a)
................... 57,678 5,338,676
Cohu , Inc.
(a)(b)
...................... 50,254 1,674,966
Credo Technology Group Holding Ltd.
(a)
..... 132,937 2,816,935
Diodes, Inc.
(a)
...................... 48,980 3,453,090
Enphase Energy, Inc.
(a)
................ 144,522 17,484,271
Entegris , Inc.
(b)
..................... 159,272 22,384,087
First Solar, Inc.
(a)
.................... 113,080 19,087,904
FormFactor , Inc.
(a)
................... 84,387 3,850,579
Ichor Holdings Ltd.
(a)
.................. 31,298 1,208,729
Impinj , Inc.
(a)
....................... 25,107 3,223,990
indie Semiconductor, Inc. , Class A
(a)(b)
...... 160,730 1,137,968
Intel Corp. ........................ 4,495,593 198,570,343
KLA Corp. ......................... 143,900 100,524,223
Kulicke & Soffa Industries, Inc. ........... 62,998 3,169,429
Lam Research Corp. ................. 139,320 135,359,132

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a)(b)
.......... 145,930 $ 11,416,104
MACOM Technology Solutions Holdings, Inc.
(a)
57,512 5,500,448
Marvell Technology, Inc. ............... 920,879 65,271,903
MaxLinear , Inc.
(a)
.................... 80,929 1,510,944
Microchip Technology, Inc. .............. 572,301 51,341,123
Micron Technology, Inc. ................ 1,175,934 138,630,859
MKS Instruments, Inc.
(b)
............... 66,985 8,909,005
Monolithic Power Systems, Inc. .......... 51,084 34,605,323
Navitas Semiconductor Corp.
(a)
.......... 144,046 687,099
NVE Corp. ........................ 6,632 598,074
NVIDIA Corp. ...................... 2,621,134 2,368,351,837
NXP Semiconductors NV .............. 272,933 67,624,609
ON Semiconductor Corp.
(a)
............. 455,636 33,512,028
Onto Innovation, Inc.
(a)(b)
............... 52,370 9,483,160
PDF Solutions, Inc.
(a)
................. 34,528 1,162,558
Photronics , Inc.
(a)
.................... 68,239 1,932,528
Power Integrations, Inc. ............... 60,129 4,302,230
Qorvo, Inc.
(a)
....................... 104,278 11,974,243
QUALCOMM, Inc. ................... 1,186,302 200,840,929
Rambus, Inc.
(a)
..................... 114,244 7,061,422
Semtech Corp.
(a)
.................... 64,854 1,782,836
Silicon Laboratories, Inc.
(a)
.............. 33,793 4,856,730
SiTime Corp.
(a)(b)
.................... 17,972 1,675,530
Skyworks Solutions, Inc. ............... 169,933 18,407,143
SMART Global Holdings, Inc.
(a)
........... 51,878 1,365,429
SolarEdge Technologies, Inc.
(a)(b)
......... 59,715 4,238,571
Synaptics , Inc.
(a)
.................... 43,393 4,233,421
Teradyne, Inc. ...................... 163,550 18,453,346
Texas Instruments, Inc. ................ 966,604 168,392,083
Ultra Clean Holdings, Inc.
(a)
............. 47,568 2,185,274
Universal Display Corp. ............... 46,346 7,806,984
Veeco Instruments, Inc.
(a)
.............. 59,604 2,096,273
Wolfspeed , Inc.
(a)(b)
................... 132,716 3,915,122
5,014,898,196
Software — 10.6%
8x8, Inc.
(a)
......................... 181,641 490,431
A10 Networks, Inc. ................... 73,433 1,005,298
ACI Worldwide, Inc.
(a)(b)
................ 121,610 4,038,668
Adeia , Inc. ........................ 126,763 1,384,252
Adobe, Inc.
(a)
....................... 480,439 242,429,519
Agilysys , Inc.
(a)
..................... 21,148 1,781,931
Alarm.com Holdings, Inc.
(a)
............. 52,692 3,818,589
Alkami Technology, Inc.
(a)(b)
............. 54,209 1,331,915
Altair Engineering, Inc. , Class A
(a)(b)
........ 60,080 5,175,892
American Software, Inc. , Class A ......... 51,856 593,751
Amplitude, Inc. , Class A
(a)(b)
............. 101,479 1,104,092
ANSYS, Inc.
(a)
...................... 92,336 32,055,366
Appfolio , Inc. , Class A
(a)
............... 21,550 5,317,247
Appian Corp. , Class A
(a)
............... 54,263 2,167,807
AppLovin Corp. , Class A
(a)(b)
............. 194,307 13,449,931
Asana, Inc. , Class A
(a)(b)
................ 93,214 1,443,885
Aspen Technology, Inc.
(a)
............... 30,352 6,473,475
Atlassian Corp. , Class A
(a)
.............. 167,686 32,717,215
Aurora Innovation, Inc. , Class A
(a)(b)
........ 817,497 2,305,342
Autodesk, Inc.
(a)
..................... 227,223 59,173,414
AvePoint, Inc. , Class A
(a)(b)
.............. 96,629 765,302
Bentley Systems, Inc. , Class B
(b)
.......... 250,188 13,064,817
BILL Holdings, Inc.
(a)(b)
................. 103,651 7,122,897
Blackbaud, Inc.
(a)(b)
................... 45,150 3,347,421
BlackLine , Inc.
(a)
.................... 53,545 3,457,936
Blend Labs, Inc. , Class A
(a)(b)
............ 206,190 670,118
Box, Inc. , Class A
(a)(b)
................. 153,727 4,353,549
Braze, Inc. , Class A
(a)
................. 58,064 2,572,235
C3.ai, Inc. , Class A
(a)(b)
................ 100,887 2,731,011
Security
Shares
Shares Value
Software (continued)
Cadence Design Systems, Inc.
(a)
......... 288,063 $ 89,668,251
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
... 310,740 3,716,450
Cerence , Inc.
(a)(b)
.................... 44,894 707,081
Cleanspark , Inc.
(a)
................... 215,182 4,564,010
Clear Secure, Inc. , Class A ............. 96,603 2,054,746
Clearwater Analytics Holdings, Inc. , Class A
(a)(b)
134,371 2,377,023
CommVault Systems, Inc.
(a)
............. 47,205 4,788,003
Confluent, Inc. , Class A
(a)(b)
............. 237,503 7,248,592
Consensus Cloud Solutions, Inc.
(a)
........ 22,783 361,338
Crowdstrike Holdings, Inc. , Class A
(a)
....... 241,740 77,499,427
Datadog, Inc. , Class A
(a)
............... 321,800 39,774,480
Digimarc Corp.
(a)(b)
................... 20,378 553,874
Digital Turbine, Inc.
(a)(b)
................ 93,208 244,205
DocuSign, Inc.
(a)
.................... 216,928 12,918,062
Dolby Laboratories, Inc. , Class A ......... 61,453 5,147,918
Domo, Inc. , Class B
(a)
................. 46,711 416,662
DoubleVerify Holdings, Inc.
(a)(b)
........... 142,120 4,996,939
Dropbox, Inc. , Class A
(a)
............... 273,773 6,652,684
Dynatrace, Inc.
(a)
.................... 252,296 11,716,626
E2open Parent Holdings, Inc. , Class A
(a)(b)
... 208,691 926,588
Elastic NV
(a)
....................... 85,926 8,613,222
Envestnet, Inc.
(a)
.................... 47,342 2,741,575
Everbridge, Inc.
(a)
.................... 50,734 1,767,065
Fair Isaac Corp.
(a)
.................... 26,204 32,744,780
Five9, Inc.
(a)
....................... 77,552 4,816,755
Fortinet, Inc.
(a)
...................... 676,360 46,202,152
Freshworks , Inc. , Class A
(a)
............. 178,681 3,253,781
Gen Digital, Inc. ..................... 605,340 13,559,616
Gitlab, Inc. , Class A
(a)
................. 96,368 5,620,182
Guidewire Software, Inc.
(a)(b)
............. 87,493 10,211,308
HashiCorp , Inc. , Class A
(a)
.............. 124,879 3,365,489
HubSpot, Inc.
(a)(b)
.................... 53,968 33,814,190
Informatica, Inc. , Class A
(a)(b)
............ 41,752 1,461,320
Instructure Holdings, Inc.
(a)
............. 21,226 453,812
Intapp , Inc.
(a)(b)
...................... 37,637 1,290,949
InterDigital , Inc. ..................... 27,085 2,883,469
Intuit, Inc. ......................... 297,721 193,518,650
Jamf Holding Corp.
(a)
................. 54,595 1,001,818
Klaviyo , Inc. , Class A
(a)(b)
............... 29,298 746,513
LiveRamp Holdings, Inc.
(a)
.............. 69,046 2,382,087
Manhattan Associates, Inc.
(a)
............ 65,032 16,272,957
Marathon Digital Holdings, Inc.
(a)(b)
........ 240,573 5,432,138
Matterport, Inc. , Class A
(a)(b)
............. 252,385 570,390
MeridianLink , Inc.
(a)(b)
................. 35,882 670,993
Microsoft Corp. ..................... 7,888,754 3,318,956,583
MicroStrategy, Inc. , Class A
(a)(b)
........... 15,844 27,007,049
Mitek Systems, Inc.
(a)(b)
................ 67,883 957,150
Model N, Inc.
(a)(b)
.................... 46,129 1,313,293
N-able, Inc.
(a)
....................... 88,341 1,154,617
nCino , Inc.
(a)(b)
...................... 69,424 2,595,069
NCR Voyix Corp.
(a)
................... 149,805 1,892,037
Nutanix, Inc. , Class A
(a)(b)
............... 260,620 16,085,466
Olo, Inc. , Class A
(a)
................... 139,603 766,420
ON24, Inc. ........................ 92,443 660,043
Oracle Corp. ....................... 1,695,329 212,950,276
PagerDuty, Inc.
(a)(b)
................... 105,554 2,393,965
Palantir Technologies, Inc. , Class A
(a)
...... 2,047,808 47,120,062
Palo Alto Networks, Inc.
(a)(b)
............. 334,753 95,113,370
Pegasystems, Inc. ................... 44,860 2,899,750
PowerSchool Holdings, Inc. , Class A
(a)(b)
.... 60,165 1,280,913
Procore Technologies, Inc.
(a)
............ 94,711 7,782,403
Progress Software Corp. ............... 47,504 2,532,438
PROS Holdings, Inc.
(a)(b)
............... 46,201 1,678,482
PTC, Inc.
(a)
........................ 126,573 23,914,703
Q2 Holdings, Inc.
(a)(b)
.................. 65,822 3,459,604

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Qualys, Inc.
(a)(b)
..................... 38,223 $ 6,378,272
Rapid7, Inc.
(a)
...................... 66,560 3,264,102
Red Violet , Inc.
(a)(b)
................... 24,300 475,065
RingCentral, Inc. , Class A
(a)
............. 95,241 3,308,672
Riot Platforms, Inc.
(a)(b)
................ 223,731 2,738,467
Roper Technologies, Inc. ............... 111,730 62,662,653
Salesforce, Inc.
(b)
.................... 1,029,347 310,018,729
Samsara, Inc. , Class A
(a)(b)
.............. 184,508 6,972,557
SEMrush Holdings, Inc. , Class A
(a)(b)
....... 54,243 719,262
SentinelOne , Inc. , Class A
(a)
............. 268,887 6,267,756
ServiceNow, Inc.
(a)
................... 217,945 166,161,268
Smartsheet, Inc. , Class A
(a)
............. 146,151 5,626,814
SolarWinds Corp.
(a)
.................. 62,101 783,715
SoundHound AI, Inc. , Class A
(a)(b)
......... 256,300 1,509,607
Sprinklr, Inc. , Class A
(a)
................ 118,937 1,459,357
Sprout Social, Inc. , Class A
(a)(b)
........... 51,887 3,098,173
SPS Commerce, Inc.
(a)
................ 38,966 7,204,813
SRAX, Inc. , NVS
(a)(b)
.................. 10,903 654
Synopsys, Inc.
(a)
.................... 161,427 92,255,531
Tenable Holdings, Inc.
(a)(b)
.............. 121,999 6,030,411
Teradata Corp.
(a)
.................... 108,609 4,199,910
Tyler Technologies, Inc.
(a)
.............. 44,491 18,909,120
UiPath, Inc. , Class A
(a)(b)
............... 430,493 9,759,276
Unity Software, Inc.
(a)(b)
................ 257,650 6,879,255
Varonis Systems, Inc.
(a)(b)
............... 116,698 5,504,645
Verint Systems, Inc.
(a)
................. 80,210 2,658,962
Vertex, Inc. , Class A
(a)
................. 45,868 1,456,768
Workday, Inc. , Class A
(a)(b)
.............. 221,104 60,306,116
Workiva, Inc. , Class A
(a)(b)
.............. 51,756 4,388,909
Xperi , Inc.
(a)(b)
...................... 46,018 554,977
Yext , Inc.
(a)
........................ 118,215 712,836
Zeta Global Holdings Corp. , Class A
(a)(b)
..... 181,173 1,980,221
Zoom Video Communications, Inc. , Class A
(a)(b)
275,847 18,032,118
Zscaler , Inc.
(a)(b)
..................... 94,249 18,155,185
Zuora, Inc. , Class A
(a)(b)
................ 176,120 1,606,214
5,740,625,559
Specialized REITs — 1.0%
American Tower Corp. ................ 494,175 97,644,038
Crown Castle, Inc. ................... 458,320 48,504,006
CubeSmart ........................ 235,525 10,650,441
Digital Realty Trust, Inc. ............... 321,169 46,261,183
EPR Properties ..................... 84,825 3,600,821
Equinix, Inc. ....................... 99,350 81,996,535
Extra Space Storage, Inc. .............. 223,563 32,863,761
Farmland Partners, Inc. ............... 73,194 812,453
Four Corners Property Trust, Inc. ......... 101,254 2,477,685
Gaming & Leisure Properties, Inc. ........ 285,782 13,165,977
Gladstone Land Corp. ................ 47,290 630,849
Iron Mountain, Inc. ................... 309,121 24,794,595
Lamar Advertising Co. , Class A .......... 92,334 11,025,603
National Storage Affiliates Trust .......... 87,443 3,424,268
Outfront Media, Inc. .................. 169,499 2,845,888
PotlatchDeltic Corp. .................. 84,529 3,974,554
Public Storage ...................... 166,867 48,401,442
Rayonier, Inc. ...................... 143,055 4,755,148
Safehold, Inc.
(b)
..................... 63,043 1,298,686
SBA Communications Corp. ............ 113,784 24,656,993
Uniti Group, Inc. .................... 270,830 1,597,897
VICI Properties, Inc. .................. 1,088,451 32,424,955
Weyerhaeuser Co. ................... 774,093 27,797,680
525,605,458
Security
Shares
Shares Value
Specialty Retail — 2.2%
Abercrombie & Fitch Co. , Class A
(a)
........ 53,684 $ 6,728,216
Academy Sports & Outdoors, Inc. ......... 79,336 5,358,353
Advance Auto Parts, Inc. ............... 62,052 5,280,005
American Eagle Outfitters, Inc. ........... 199,672 5,149,541
America's Car-Mart, Inc.
(a)(b)
............. 7,407 473,085
Arhaus , Inc. , Class A
(b)
................ 51,531 793,062
Arko Corp. ........................ 88,233 502,928
Asbury Automotive Group, Inc.
(a)(b)
......... 21,670 5,109,353
AutoNation, Inc.
(a)
.................... 26,289 4,352,933
AutoZone, Inc.
(a)
.................... 18,344 57,813,868
Bath & Body Works, Inc. ............... 240,803 12,044,966
Best Buy Co., Inc. ................... 204,792 16,799,088
Beyond, Inc.
(a)(b)
..................... 47,196 1,694,808
Boot Barn Holdings, Inc.
(a)
.............. 35,291 3,357,939
Buckle, Inc. (The) ................... 32,661 1,315,258
Build-A-Bear Workshop, Inc. ............ 16,055 479,563
Burlington Stores, Inc.
(a)
............... 68,626 15,934,271
Caleres, Inc. ....................... 39,744 1,630,696
Camping World Holdings, Inc. , Class A ..... 54,766 1,525,233
CarMax, Inc.
(a)(b)
..................... 166,557 14,508,780
Carvana Co. , Class A
(a)
................ 109,715 9,645,046
Chewy, Inc. , Class A
(a)(b)
............... 129,574 2,061,522
Children's Place, Inc. (The)
(a)(b)
........... 18,734 216,190
Designer Brands, Inc. , Class A ........... 57,524 628,737
Dick's Sporting Goods, Inc. ............. 61,937 13,927,154
EVgo , Inc. , Class A
(a)(b)
................ 140,829 353,481
Five Below, Inc.
(a)(b)
................... 59,235 10,744,044
Floor & Decor Holdings, Inc. , Class A
(a)(b)
.... 114,429 14,832,287
Foot Locker, Inc. .................... 89,041 2,537,668
GameStop Corp. , Class A
(a)(b)
............ 290,594 3,638,237
Gap, Inc. (The) ..................... 226,868 6,250,213
Genesco, Inc.
(a)
..................... 16,003 450,324
GNC Holdings, Inc. , NVS
(a)(d)
............ 83,651 1
Group 1 Automotive, Inc.
(b)
.............. 13,626 3,981,926
Guess?, Inc. ....................... 39,014 1,227,771
Haverty Furniture Cos., Inc. ............. 17,243 588,331
Hibbett, Inc. ....................... 13,970 1,073,036
Home Depot, Inc. (The) ............... 1,057,125 405,513,150
Leslie's, Inc.
(a)(b)
..................... 208,565 1,355,673
Lithia Motors, Inc. , Class A ............. 29,324 8,822,419
Lowe's Cos., Inc. .................... 611,368 155,733,771
MarineMax , Inc.
(a)
.................... 26,868 893,630
Monro , Inc. ........................ 36,785 1,160,199
Murphy USA, Inc. ................... 19,761 8,283,811
National Vision Holdings, Inc.
(a)
.......... 84,355 1,869,307
ODP Corp. (The)
(a)
................... 42,492 2,254,201
O'Reilly Automotive, Inc.
(a)
.............. 62,447 70,495,169
Penske Automotive Group, Inc.
(b)
......... 20,974 3,397,578
Petco Health & Wellness Co., Inc.
(a)(b)
...... 138,755 316,361
PetMed Express, Inc. ................. 68,351 327,401
Revolve Group, Inc. , Class A
(a)(b)
.......... 41,250 873,263
RH
(a)(b)
........................... 16,794 5,848,678
Ross Stores, Inc. .................... 358,257 52,577,797
Sally Beauty Holdings, Inc.
(a)
............ 111,858 1,389,276
Shoe Carnival, Inc. ................... 25,954 950,955
Signet Jewelers Ltd. .................. 48,442 4,847,591
Sleep Number Corp.
(a)(b)
............... 25,481 408,460
Sonic Automotive, Inc. , Class A .......... 17,572 1,000,550
Stitch Fix, Inc. , Class A
(a)(b)
.............. 146,540 386,866
TJX Cos., Inc. (The) .................. 1,212,462 122,967,896
Tractor Supply Co. ................... 114,851 30,058,804
Ulta Beauty, Inc.
(a)
................... 51,652 27,007,798
Upbound Group, Inc. ................. 55,167 1,942,430
Urban Outfitters, Inc.
(a)
................ 62,201 2,700,767
Valvoline, Inc.
(a)
..................... 137,332 6,120,887

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Victoria's Secret & Co.
(a)
............... 89,492 $ 1,734,355
Warby Parker, Inc. , Class A
(a)(b)
........... 99,157 1,349,527
Wayfair, Inc. , Class A
(a)(b)
............... 100,007 6,788,475
Williams-Sonoma, Inc. ................ 68,171 21,646,338
Winmark Corp. ..................... 2,925 1,057,972
Zumiez, Inc.
(a)(b)
..................... 28,639 435,026
1,185,524,295
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc. ........................ 15,408,616 2,642,269,472
Corsair Gaming, Inc.
(a)
................ 45,888 566,258
Dell Technologies, Inc. , Class C .......... 284,026 32,410,207
Diebold Nixdorf, Inc.
(a)(b)
................ 39,462 1,359,071
Eastman Kodak Co.
(a)
................. 102,312 506,444
Hewlett Packard Enterprise Co. .......... 1,387,986 24,608,992
HP, Inc. .......................... 934,500 28,240,590
IonQ , Inc.
(a)(b)
....................... 182,293 1,821,107
NetApp, Inc. ....................... 218,011 22,884,615
Pure Storage, Inc. , Class A
(a)
............ 316,633 16,461,750
Seagate Technology Holdings plc ......... 207,848 19,340,256
Super Micro Computer, Inc.
(a)
............ 51,540 52,056,946
Western Digital Corp.
(a)
................ 349,769 23,868,237
Xerox Holdings Corp. ................. 122,565 2,193,913
2,868,587,858
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.
(a)
................. 123,780 5,607,234
Carter's, Inc. ....................... 41,264 3,494,236
Columbia Sportswear Co. .............. 38,453 3,121,615
Crocs, Inc.
(a)
....................... 64,767 9,313,495
Deckers Outdoor Corp.
(a)
............... 27,128 25,534,501
Figs, Inc. , Class A
(a)
.................. 137,753 686,010
G-III Apparel Group Ltd.
(a)
.............. 46,647 1,353,230
Hanesbrands, Inc.
(a)
.................. 377,168 2,187,574
Kontoor Brands, Inc. .................. 53,001 3,193,310
Levi Strauss & Co. , Class A ............. 101,294 2,024,867
Lululemon Athletica, Inc.
(a)
.............. 121,822 47,589,764
Movado Group, Inc. .................. 21,354 596,417
NIKE, Inc. , Class B .................. 1,293,650 121,577,227
Oxford Industries, Inc. ................ 16,464 1,850,554
PVH Corp. ........................ 63,535 8,933,656
Ralph Lauren Corp. , Class A ............ 41,429 7,778,709
Skechers USA, Inc. , Class A
(a)
........... 139,090 8,520,653
Steven Madden Ltd. .................. 78,630 3,324,476
Tapestry, Inc. ....................... 243,939 11,582,224
Under Armour , Inc. , Class A
(a)
............ 197,775 1,459,580
Under Armour , Inc. , Class C, NVS
(a)(b)
...... 204,660 1,461,272
VF Corp. ......................... 358,347 5,497,043
Wolverine World Wide, Inc. ............. 86,181 966,089
277,653,736
Tobacco — 0.4%
Altria Group, Inc. .................... 1,871,142 81,619,214
Philip Morris International, Inc. ........... 1,646,605 150,861,950
Turning Point Brands, Inc. .............. 25,052 734,023
Universal Corp. ..................... 25,837 1,336,290
Vector Group Ltd. ................... 145,527 1,594,976
236,146,453
Trading Companies & Distributors — 0.6%
Air Lease Corp. , Class A ............... 112,341 5,778,821
Alta Equipment Group, Inc. , Class A ....... 44,683 578,645
Applied Industrial Technologies, Inc. ....... 40,314 7,964,031
Beacon Roofing Supply, Inc.
(a)
........... 67,616 6,627,720
BlueLinx Holdings, Inc.
(a)
............... 9,102 1,185,444
Boise Cascade Co. .................. 41,081 6,300,593
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Core & Main, Inc. , Class A
(a)
............. 177,618 $ 10,168,631
Custom Truck One Source, Inc.
(a)(b)
........ 102,441 596,207
Distribution Solutions Group, Inc.
(a)(b)
....... 17,866 633,886
DNOW, Inc.
(a)
...................... 112,260 1,706,352
DXP Enterprises, Inc.
(a)
................ 18,193 977,510
Fastenal Co. ....................... 603,240 46,533,934
Ferguson plc ....................... 215,277 47,022,955
FTAI Aviation Ltd. .................... 110,008 7,403,538
GATX Corp. ....................... 37,737 5,057,890
Global Industrial Co. .................. 19,079 854,358
GMS, Inc.
(a)
........................ 44,004 4,283,349
H&E Equipment Services, Inc. ........... 35,365 2,269,726
Herc Holdings, Inc. ................... 30,628 5,154,692
Hudson Technologies, Inc.
(a)
............ 51,489 566,894
McGrath RentCorp ................... 26,306 3,245,371
MRC Global, Inc.
(a)
................... 107,099 1,346,234
MSC Industrial Direct Co., Inc. , Class A ..... 46,698 4,531,574
Rush Enterprises, Inc. , Class A .......... 54,985 2,942,797
Rush Enterprises, Inc. , Class B .......... 22,644 1,206,699
SiteOne Landscape Supply, Inc.
(a)(b)
........ 49,048 8,561,328
Titan Machinery, Inc.
(a)
................ 25,766 639,254
Transcat , Inc.
(a)(b)
.................... 9,139 1,018,359
United Rentals, Inc. .................. 71,381 51,473,553
Watsco , Inc. ....................... 32,897 14,210,517
WESCO International, Inc. .............. 47,325 8,105,826
WW Grainger, Inc. ................... 46,852 47,662,540
Xometry , Inc. , Class A
(a)(b)
.............. 48,495 819,081
307,428,309
Water Utilities — 0.1%
American States Water Co. ............. 38,524 2,782,974
American Water Works Co., Inc. .......... 207,395 25,345,743
Artesian Resources Corp. , Class A, NVS .... 14,466 536,833
California Water Service Group .......... 62,149 2,888,685
Consolidated Water Co. Ltd. ............ 15,041 440,852
Essential Utilities, Inc. ................. 265,876 9,850,706
Middlesex Water Co. ................. 19,566 1,027,215
SJW Group ........................ 29,808 1,686,835
York Water Co. (The) ................. 21,821 791,447
45,351,290
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
...................... 72,756 638,798
Telephone & Data Systems, Inc. .......... 110,761 1,774,391
T-Mobile US, Inc. .................... 555,012 90,589,059
United States Cellular Corp.
(a)(b)
.......... 15,074 550,201
93,552,449
Total Common Stocks — 99.8%
(Cost: $36,575,861,351) ............................ 54,132,428,601
Rights
Biotechnology — 0.0%
(a)
Contra Aduro Biotech I, CVR
(d)
.......... 4,142 2,071
Contra Miragen Therape , CVR
(d)
......... 119 —
Dianthus Therapeutics, Inc., CVR ........ 19,942 977
Disc Medicine, Inc., CVR
(b)(d)
............ 47,740 —
Gyre Therapeutics, Inc., CVR
(d)
.......... 7,839 —
Neurogene , Inc., CVR
(d)
............... 10 —
Oncternal Therapeutics, Inc., CVR
(b)(d)
...... 722 740
Qualigen Therapeutics, Inc., CVR
(b)(d)
...... 14,465 978
Spyre Therapeutics, Inc., CVR
(d)
......... 33,740 —
Sting Agonist, CVR
(d)
................. 11,084 3,768

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
38
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Biotechnology (continued)
Sting Antagonist, CVR
(d)
............... 11,084 $ 4,434
12,968
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 2,058 2,723
Financial Services — 0.0%
Contra Costa County Board of Education, CVR
(a)(d)
........................... 266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b)(d)
........ 167,980 2
Contra Spectrum Pharmaals , Inc., CVR
(d)
... 146,012 10,330
Contran Corp., CVR
(b)
................ 97 3
Seelos Therapeutics, Inc., CVR
(d)
......... 43 23
10,358
Total Rights — 0.0%
(Cost: $14,271) ................................. 26,086
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21, 1 Share for 1
Warrant, Expires 01/20/25, Strike Price USD
15.17)
(a)(b)
....................... 19,965 —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 99.8%
(Cost: $36,575,875,622) ............................ 54,132,454,687
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(e)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.50%
(h)
.................. 706,113,838 $ 706,466,895
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29% ................... 50,987,760 50,987,760
Total Short-Term Securities — 1.4%
(Cost: $756,850,369) .............................. 757,454,655
Total Investments — 101.2%
(Cost: $37,332,725,991 ) ............................ 54,889,909,342
Liabilities in Excess of Other Assets — (1.2)% ............. (651,802,092)
Net Assets — 100.0% ...............................
$ 54,238,107,250
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $75,825, representing less than 0.05% of its net assets as of period end, and an original cost of $526,996.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,047,232,697 $ — $ (340,958,660)
(a)
$ 181,602 $ 11,256 $ 706,466,895 706,113,838 $ 8,664,819
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 84,512,098 — (33,524,338)
(a)
— — 50,987,760 50,987,760 4,570,886 —
BlackRock, Inc. .......... 101,971,881 7,024,406 (9,403,495) (923,851) 25,319,757 123,988,698 148,721 3,030,652 —
$ (742,249) $ 25,331,013 $ 881,443,353 $ 16,266,357 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
39
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 328 06/21/24 $ 87,059 $ 1,675,306
S&P Midcap 400 E-Mini Index ................................................. 39 06/21/24 12,002 339,615
$ 2,014,921
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,014,921 $ — $ — $ — $ 2,014,921
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 28,620,267 $ — $ — $ — $ 28,620,267
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (3,775,423) $ — $ — $ — $ (3,775,423)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 102,703,368

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Core S&P Total U.S. Stock Market ETF
40
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 54,132,352,120 $ 76,479 $ 2 $ 54,132,428,601
Rights ................................................ — 980 25,106 26,086
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 757,454,655 — — 757,454,655
$ 54,889,806,775 $ 77,459 $ 25,108 $ 54,889,909,342
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,014,921 $ — $ — $ 2,014,921
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
March 31, 2024
41
Financial Statements
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 455,723,599,568 $ 54,008,465,989
Investments, at value — affiliated
(c)
........................................................................... 3,433,177,003 881,443,353
Cash .............................................................................................. 102,592,290 14,206,561
Cash pledged:
Futures contracts ..................................................................................... 47,339,000 4,954,790
Foreign currency, at value
(d)
................................................................................ 6,994,367 707,211
Receivables: – –
Investment s sold ..................................................................................... — 5,647
Securities lending income — affiliated ....................................................................... 1,152,105 471,399
Capital shares sold .................................................................................... 13,399,443 —
Dividends — unaffiliated ................................................................................ 281,400,722 35,178,695
Dividends — affiliated .................................................................................. 3,447,540 433,880
Variation margin on futures contracts ........................................................................ 12,231 —
Total a ssets ..........................................................................................
459,613,114,269 54,945,867,525
LIABILITIES
Collateral on securities loaned .............................................................................. 1,575,439,250 706,127,781
Payables: – –
Investments purchased ................................................................................. 20,569,618 —
Capital shares redeemed ................................................................................ 173,061 270,492
Investment advisory fees ................................................................................ 11,405,609 1,361,908
Variation margin on futures contracts ........................................................................ — 94
Total li abilities .........................................................................................
1,607,587,538 707,760,275
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 458,005,526,731 $ 54,238,107,250
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 393,625,028,252 $ 37,780,486,029
Accumulated earnings ................................................................................... 64,380,498,479 16,457,621,221
NET ASSETS .........................................................................................
$ 458,005,526,731 $ 54,238,107,250
NET ASSET VALUE
Shares outstanding .....................................................................................
870,650,000 470,000,000
Net asset value ........................................................................................
$ 526.05 $ 115.40
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 382,367,724,099 $ 36,490,957,506
(b)
  Securities loaned, at value ........................................................................ $ 1,534,925,189 $ 682,503,429
(c)
  Investments, at cost — affiliated ..................................................................... $ 3,276,288,067 $ 841,768,485
(d)
  Foreign currency, at cost ......................................................................... $ 6,994,367 $ 707,211

Statements of Operations

Year Ended March 31, 2024
2024
iShares Annual Report to Shareholders
42
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 5,654,289,869 $ 706,333,684
Dividends — affiliated .................................................................................. 63,621,036 7,601,538
Interest — unaffiliated .................................................................................. 2,729,013 382,221
Securities lending income — affiliated — net .................................................................. 6,645,894 8,664,819
Foreign taxes withheld ................................................................................. (1,506,781) (220,414)
Total investment income ..................................................................................
5,725,779,031 722,761,848
EXPENSES
Investment advisory ................................................................................... 109,163,491 13,822,666
Interest expense ..................................................................................... 517 192
Total expenses ........................................................................................
109,164,008 13,822,858
Net investment income ...................................................................................
5,616,615,023 708,938,990
REALIZED AND UNREALIZED GAIN (LOSS) $ 93,945,974,827 $ 11,555,449,570
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ (1,026,000,209) (286,153,356)
Investments — affiliated .............................................................................. (18,362,871) (1,743,473)
Foreign currency transactions .......................................................................... (62,718) (5,987)
Futures contracts ................................................................................... 240,285,855 28,620,267
In-kind redemptions — unaffiliated
(a)
...................................................................... 36,292,037,248 524,252,105
In-kind redemptions — affiliated
(a)
........................................................................ 81,231,448 1,001,224
35,569,128,753 265,970,780
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 58,229,728,583 11,267,923,201
Investments — affiliated .............................................................................. 167,138,460 25,331,013
Futures contracts ................................................................................... (20,020,970) (3,775,423)
58,376,846,073 11,289,478,791
Net realized and unrealized gain ............................................................................
93,945,974,826 11,555,449,571
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 99,562,589,849 $ 12,264,388,561
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
43
Financial Statements
See notes to financial statements.
iShares Core S&P 500 ETF iShares Core S&P Total U.S. Stock Market ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,616,615,023 $ 4,950,343,117 $ 708,938,990 $ 662,684,610
Net realized gain ................................................ 35,569,128,753 19,401,982,816 265,970,780 2,688,837,892
Net change in unrealized appreciation (depreciation) ........................ 58,376,846,073 (49,592,599,433) 11,289,478,791 (7,151,239,861)
Net increase (decrease) in net assets resulting from operations ...................
99,562,589,849 (25,240,273,500) 12,264,388,561 (3,799,717,359)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(5,491,086,671) (4,916,354,006) (699,179,416) (664,521,474)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................
58,278,478,066 2,846,350,227 1,479,428,534 915,103,627
NET ASSETS
Total increase (decrease) in net assets ................................... 152,349,981,244 (27,310,277,279) 13,044,637,679 (3,549,135,206)
Beginning of year ..................................................
305,655,545,487 332,965,822,766 41,193,469,571 44,742,604,777
End of year ......................................................
$ 458,005,526,731 $ 305,655,545,487 $ 54,238,107,250 $ 41,193,469,571
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
44
iShares Core S&P 500 ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .................................
$ 411.24  $ 453.38  $ 397.36  $ 258.44  $ 284.57
Net investment income
(a)
........................................
7 .03  6 .66  5 .98  5 .60  5 .90
Net realized and unrealized gain (loss)
(b)
..............................
114.70  (42.24) 55.94  139.01  (25.20)
Net increase (decrease) from investment operations ....................... 121.73  (35.58) 61.92  144.61  (19.30)
Distributions from net investment income
(c)
........................... (6.92) (6.56) (5.90) (5.69) (6.83)
Net asset value, end of year ...................................... $ 526.05  $ 411.24  $ 453.38  $ 397.36  $ 258.44
Total Return
(d)
— — — — —
Based on net asset value ......................................... 29.85% (7.76)% 15.61% 56.31% (7.01)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.03% 0.03% 0.03% 0.03% 0.04%
Net investment income ...........................................
1.54% 1.67% 1.35% 1.64% 1.96%
Supplemental Data
Net assets, end of year (000) ....................................... $ 458,005,527  $ 305,655,545  $ 332,965,823  $ 261,940,015  $ 162,018,956
Portfolio turnover rate
(f)
........................................... 3% 3% 3% 5% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
45
Financial Highlights
iShares Core S&P Total U.S. Stock Market ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .................................
$ 90.56  $ 100.92  $ 91.51  $ 57.19  $ 64.40
Net investment income
(a)
........................................
1 .53  1 .43  1 .29  1 .20  1 .27
Net realized and unrealized gain (loss)
(b)
..............................
24.82  (10.35) 9.41  34.37  (7.09)
Net increase (decrease) from investment operations ....................... 26.35  (8.92) 10.70  35.57  (5.82)
Distributions from net investment income
(c)
........................... (1.51) (1.44) (1.29) (1.25) (1.39)
Net asset value, end of year ...................................... $ 115.40  $ 90.56  $ 100.92  $ 91.51  $ 57.19
Total Return
(d)
— — — — —
Based on net asset value ......................................... 29.36% (8.76)% 11.70% 62.58% (9.28)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................................
1.54% 1.62% 1.29% 1.54% 1.88%
Supplemental Data
Net assets, end of year (000) ....................................... $ 54,238,107  $ 41,193,470  $ 44,742,605  $ 36,065,476  $ 21,439,033
Portfolio turnover rate
(f)
........................................... 4% 4% 4% 5% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Report to Shareholders
46
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Core S&P 500 ....................................................................................................... Diversified
Core S&P Total U.S. Stock Market ......................................................................................... Diversified

Notes to Financial Statements
(continued)
47
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders
48
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P 500
Barclays Bank plc ...................................... $ 129,895,420 $ (129,895,420) $ – $ –
Barclays Capital, Inc. ................................... 8,663,618 (8,663,618) – –
BNP Paribas SA ....................................... 72,664,279 (72,664,279) – –
BofA Securities, Inc. .................................... 87,667,978 (87,667,978) – –
Citadel Clearing LLC .................................... 161,310,202 (161,310,202) – –
Citigroup Global Markets, Inc. .............................. 47,711,965 (47,711,965) – –
Goldman Sachs & Co. LLC ............................... 82,449,428 (82,449,428) – –
HSBC Bank plc ....................................... 25,776,569 (25,776,569) – –
J.P. Morgan Securities LLC ............................... 134,791,266 (134,791,266) – –
Jefferies LLC ......................................... 7,995,149 (7,995,149) – –
Morgan Stanley ....................................... 105,674,041 (105,674,041) – –
National Financial Services LLC ............................ 43,093,474 (43,093,474) – –
Natixis SA ........................................... 14,738,696 (14,738,696) – –
Nomura Securities International, Inc. ......................... 44,511 (44,511) – –
RBC Capital Markets LLC ................................ 52,771,819 (52,771,819) – –
Scotia Capital (USA), Inc. ................................ 246,960,899 (246,960,899) – –
SG Americas Securities LLC .............................. 814,074 (814,074) – –
State Street Bank & Trust Co. .............................. 35,334,221 (35,334,221) – –
Toronto-Dominion Bank (The) .............................. 142,136,848 (142,136,848) – –
UBS AG ............................................ 62,307,058 (62,307,058) – –
UBS Securities LLC .................................... 7,919,330 (7,919,330) – –
Virtu Americas LLC ..................................... 3,053,436 (3,053,436) – –
Wells Fargo Bank NA ................................... 54,073,593 (54,073,593) – –
Wells Fargo Securities LLC ............................... 7,077,315 (7,077,315) – –
$ 1,534,925,189 $ (1,534,925,189) $ – $ –
Core S&P Total U.S. Stock Market
Barclays Bank plc ...................................... $ 64,594,600 $ (64,594,600) $ – $ –
Barclays Capital, Inc. ................................... 3,530,880 (3,530,880) – –
BMO Capital Markets Corp. ............................... 1,464,199 (1,464,199) – –
BNP Paribas SA ....................................... 59,674,207 (59,674,207) – –
BofA Securities, Inc. .................................... 30,282,236 (30,282,236) – –
Citadel Clearing LLC .................................... 31,828,405 (31,828,405) – –
Citigroup Global Markets, Inc. .............................. 11,942,731 (11,942,731) – –
Credit Suisse Securities (USA) LLC .......................... 908,565 (908,565) – –
Deutsche Bank Securities, Inc. ............................. 203,389 (203,389) – –
Goldman Sachs & Co. LLC ............................... 95,127,369 (95,127,369) – –
HSBC Bank plc ....................................... 14,213,250 (13,947,753) – 265,497
ING Financial Markets LLC ............................... 227,726 (227,726) – –
J.P. Morgan Securities LLC ............................... 120,191,055 (120,191,055) – –
Jefferies LLC ......................................... 7,204,916 (7,204,916) – –
Morgan Stanley ....................................... 55,105,954 (55,105,954) – –
National Financial Services LLC ............................ 12,235,405 (12,235,405) – –

Notes to Financial Statements
(continued)
49
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P Total U.S. Stock Market (continued)
Natixis SA ........................................... 14,923,720 (14,923,720) – –
Nomura Securities International, Inc. ......................... 57,222 (56,127) – 1,095
(b)
RBC Capital Markets LLC ................................ 14,537,468 (14,537,468) – –
Scotia Capital (USA), Inc. ................................ 34,961,395 (34,961,395) – –
SG Americas Securities LLC .............................. 3,509,857 (3,509,857) – –
State Street Bank & Trust Co. .............................. 10,688,909 (10,688,909) – –
Toronto-Dominion Bank (The) .............................. 41,243,361 (41,243,361) – –
UBS AG ............................................ 26,244,909 (26,244,909) – –
UBS Securities LLC .................................... 3,288,977 (3,288,977) – –
Virtu Americas LLC ..................................... 4,368,161 (4,368,161) – –
Wells Fargo Bank NA ................................... 15,450,965 (15,450,965) – –
Wells Fargo Securities LLC ............................... 4,493,598 (4,493,598) – –
$ 682,503,429 $ (682,236,837) $ – $ 266,592
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
Core S&P 500 .................................................................................................... 0.03%
Core S&P Total U.S. Stock Market ...................................................................................... 0.03

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders
50
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2024, in-kind transactions were as follows:
iShares ETF Amounts
Core S&P 500 ........................................................................................................... $ 2,502,996
Core S&P Total U.S. Stock Market ............................................................................................. 2,409,044
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core S&P 500 ........................................................................ $ 4,369,040,440 $ 1,756,146,363 $ (588,079,390)
Core S&P Total U.S. Stock Market .......................................................... 263,954,152 189,975,336 (72,833,041)
iShares ETF Purchases Sales
Core S&P 500 ........................................................................................ $ 12,136,105,602 $ 11,792,574,529
Core S&P Total U.S. Stock Market .......................................................................... 1,762,316,224 1,692,165,357
iShares ETF
In-kind
Purchases
In-kind
Sales
Core S&P 500 ........................................................................................ $ 151,615,206,881 $ 93,529,593,740
Core S&P Total U.S. Stock Market .......................................................................... 2,488,385,506 1,018,668,126

Notes to Financial Statements
(continued)
51
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Core S&P 500 ............................................................................. $ 36,051,968,594 $ (36,051,968,594)
Core S&P Total U.S. Stock Market ............................................................... 523,638,860 (523,638,860)
—
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
Core S&P 500
Ordinary income ........................................................................................... $ 5,491,086,671 $ 4,916,354,006
Core S&P Total U.S. Stock Market
Ordinary income ........................................................................................... $ 699,179,416 $ 664,521,474
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Core S&P 500 ......................................................... $ 162,068,908 $ (7,252,532,244) $ 71,470,961,815 $ 64,380,498,479
Core S&P Total U.S. Stock Market ........................................... 21,277,440 (889,484,911) 17,325,828,692 16,457,621,221
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core S&P 500 ................................................... $ 387,684,862,588 $ 91,818,047,443 $ (20,346,133,460) $ 71,471,913,983
Core S&P Total U.S. Stock Market ...................................... 37,563,978,406 19,822,155,612 (2,496,224,676) 17,325,930,936

Notes to Financial Statements
(continued)
2024
iShares Annual Report to Shareholders
52
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Notes to Financial Statements
(continued)
53
Notes to Financial Statements
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Core S&P 500
Shares sold 326,150,000 $ 152,122,306,107 165,050,000 $ 66,040,882,304
Shares redeemed (198,750,000) (93,843,828,041) (156,200,000) (63,194,532,077)
127,400,000 $ 58,278,478,066 8,850,000 $ 2,846,350,227
Core S&P Total U.S. Stock Market
Shares sold 25,050,000 $ 2,505,110,285 96,250,000 $ 8,153,486,233
Shares redeemed (9,950,000) (1,025,681,751) (84,700,000) (7,238,382,606)
15,100,000 $ 1,479,428,534 11,550,000 $ 915,103,627

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Report to Shareholders
54
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Core S&P 500 ETF
iShares Core S&P Total U.S. Stock Market ETF

Important Tax Information
(unaudited)
55
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Core S&P 500 ..................................................................................................... $ 5,301,595,067
Core S&P Total U.S. Stock Market ....................................................................................... 609,251,671
iShares ETF
Qualified Business
Income
Core S&P 500 ..................................................................................................... $ 267,129,215
Core S&P Total U.S. Stock Market ....................................................................................... 46,311,471
iShares ETF
Dividends-Received
Deduction
Core S&P 500 ..................................................................................................... 90.83%
Core S&P Total U.S. Stock Market ....................................................................................... 82.27

Statement Regarding Liquidity Risk Management Program
(unaudited)
2024
iShares Annual Report to Shareholders
56
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core S&P 500 ETF and iShares Core S&P Total U.S. Stock Market ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
57
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core S&P
500 ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Core S&P 500 ........................ $ 6.916168 $ — $ — $ 6.916168 100% — % — % 100%
Core S&P Total U.S. Stock Market
(a)
......... 1.499307 — 0.007537 1.506844 99 — 1 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Supplemental Information
(unaudited) (continued)
2024
iShares Annual Report to Shareholders
58
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was
USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Core S&P 500 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)
59
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 404 funds as of March 31, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron
Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL
United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and
BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania
(since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund
(since 2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Stephen
Cohen
(b)
(1975)
Trustee (since
2024).
Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc. (since
2024); Senior Managing Director, Head of Europe, Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in EMEA of BlackRock,
Inc. (2017-2021); Global Head of Fixed Income Indexing of BlackRock, Inc. (2016-
2017); Chief Investment Strategist for International Fixed Income and iShares of
BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
2024
iShares Annual Report to Shareholders
60
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Director of WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of
Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-
2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan
(1980)
President (since
2024).
Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc. (2019-2022);
Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds,
BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of
BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020- 2021); Head of Developed Markets
Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco
Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as a Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as a Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as a Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as a Trustee of the Trust.
Independent Trustees
(continued)

General Information
61
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2024
iShares Annual Report to Shareholders
62
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-319-0324
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2024
2024 Annual Report
iShares Trust
iShares Russell 2000 ETF | IWM | NYSE Arca
iShares Russell 2000 Growth ETF | IWO | NYSE Arca
iShares Russell 2000 Value ETF | IWN | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities
(MSCI Europe, Australasia,
Far East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2024
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended March 31, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 29.29%. The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive backdrop for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. A strong labor market bolstered consumer spending, as employers continued to add jobs, and average hourly wages increased notably. Consumer spending was also supported by higher asset values, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
Despite high spending and healthy household balance sheets, consumer sentiment remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. While inflation declined early in the reporting period - decreasing from 4.9% in April 2023 to 3% in June 2023 - it remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, reaching the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. Projections released by the Fed late in the reporting period included several interest rate decreases later in 2024, as it forecast inflation would continue to moderate despite the robust economy.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense.
Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

Fund Summary
as of March 31, 2024
5
Fund Summary
iShares
®
Russell 2000 ETF
Investment Objective
The  iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell
2000
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19 .51% 8 .00% 7 .54% 19 .51% 46 .94% 106 .93%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19 .51 7 .97 7 .54 19 .51 46 .75 106 .78
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19 .71 8 .10 7 .58 19 .71 47 .65 107 .61
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,198.90 $ 1.04 $ 1,000.00 $ 1,024.05 $ 0.96 0 .19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
6
iShares
®
Russell 2000 ETF
Portfolio Management Commentary
Small-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The industrials sector was the largest contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
The information technology sector also contributed to the Index’s return, led by the technology hardware and equipment industry. Investor enthusiasm for artificial intelligence
(“AI”) and a related surge in the buildout of data centers bolstered manufacturers of servers used in processing generative AI applications. The software industry also contributed, as the rising price of cryptocurrencies late in the reporting period buoyed the stock price of a software company with substantial cryptocurrency assets.
The financials sector was another strong contributor, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. Mortgage servicing companies gained, as servicing revenues rose, offsetting weaker revenues from mortgage originations amid higher mortgage rates. Regional banks also advanced amid the Fed’s monetary policy shift, as investors anticipated that looser financial conditions would benefit regional banks.
The healthcare sector also contributed notably to the Index’s performance, driven by the biotechnology industry amid a sharp rise in new drug approvals by regulators in 2023.
Positive results from a weight-loss drug trial helped drive the industry’s advance. Additionally, mergers and acquisition activity boosted gains in the industry.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 17 .5%
Financials ...................................... 15 .9
Health Care .................................... 15 .3
Information Technology ............................. 15 .0
Consumer Discretionary ............................ 10 .9
Energy ........................................ 7 .3
Real Estate ..................................... 5 .6
Materials ...................................... 4 .5
Consumer Staples ................................ 3 .3
Utilities ........................................ 2 .5
Communication Services ............................ 2 .2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Super Micro Computer, Inc. ........................... 1 .9%
MicroStrategy, Inc. , Class A ........................... 0 .9
Comfort Systems USA, Inc. ........................... 0 .4
elf Beauty, Inc. ................................... 0 .4
Light & Wonder, Inc. , Class A .......................... 0 .3
Carvana Co. , Class A ............................... 0 .3
Onto Innovation, Inc. ............................... 0 .3
Simpson Manufacturing Co., Inc. ....................... 0 .3
Viking Therapeutics, Inc. ............................. 0 .3
API Group Corp. .................................. 0 .3
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
7
Fund Summary
iShares
®
Russell 2000 Growth ETF
Investment Objective
The  iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20 .23% 7 .32% 7 .91% 20 .23% 42 .37% 114 .19%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20 .25 7 .30 7 .91 20 .25 42 .20 114 .04
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20 .35 7 .38 7 .89 20 .35 42 .75 113 .76
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,212.70 $ 1.33 $ 1,000.00 $ 1,023.80 $ 1.21 0 .24%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
8
iShares
®
Russell 2000 Growth ETF
Portfolio Management Commentary
Growth-oriented small-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Growth stocks benefited from strong corporate earnings and the resilience of the U.S. economy in the face of higher interest rates.
The information technology sector contributed the most to the Index’s return led by the technology hardware and equipment industry. Investor enthusiasm for artificial intelligence (“AI”) drove sharp stock price increases for companies involved in the new technology, including manufacturers of servers used in processing generative AI applications. As utilization of AI tools increased, construction and planning for the buildout of data centers surged, bolstering the stocks of companies that provide equipment used in data processing. The software industry also advanced, as the rising price of cryptocurrencies late in the reporting period buoyed the stock price of a software company with substantial cryptocurrency assets.
The industrials sector was another significant contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
The healthcare sector also contributed notably to the Index’s return, driven by the biotechnology industry amid a sharp rise in new drug approvals by regulators in 2023.
Positive results from a weight-loss drug trial drove further gains in the industry. Additionally, news that a large pharmaceutical company agreed to purchase a developer of cancer treatments sent the target company’s stock price sharply higher.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 23 .9%
Health Care .................................... 21 .3
Industrials ...................................... 20 .2
Consumer Discretionary ............................ 10 .8
Financials ...................................... 6 .0
Energy ........................................ 4 .6
Consumer Staples ................................ 4 .4
Materials ...................................... 4 .1
Communication Services ............................ 1 .9
Real Estate ..................................... 1 .5
Utilities ........................................ 1 .3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Super Micro Computer, Inc. ........................... 3 .8%
MicroStrategy, Inc. , Class A ........................... 1 .9
Comfort Systems USA, Inc. ........................... 0 .8
elf Beauty, Inc. ................................... 0 .8
Simpson Manufacturing Co., Inc. ....................... 0 .7
Viking Therapeutics, Inc. ............................. 0 .6
Weatherford International plc .......................... 0 .6
Applied Industrial Technologies, Inc. ..................... 0 .6
Onto Innovation, Inc. ............................... 0 .6
Vaxcyte, Inc. ..................................... 0 .5
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
9
Fund Summary
iShares
®
Russell 2000 Value ETF
Investment Objective
The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000
®
 Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18 .35% 7 .95% 6 .72% 18 .35% 46 .56% 91 .59%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18 .35 7 .91 6 .70 18 .35 46 .29 91 .32
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18 .75 8 .17 6 .87 18 .75 48 .07 94 .38
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,184.50 $ 1.31 $ 1,000.00 $ 1,023.80 $ 1.21 0 .24%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
10
iShares
®
Russell 2000 Value ETF
Portfolio Management Commentary
Value-oriented small-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The financials sector contributed the most to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. Regional bank stocks gained, as investor sentiment recovered following a prominent regional bank failure at the beginning of the reporting period. The shift in the Fed’s monetary policy bolstered the industry, as investors anticipated that looser financial conditions would benefit regional banks. The financial services industry also advanced. Mortgage servicing companies gained, as servicing revenues rose, offsetting weaker revenues from mortgage originations. Additionally, an annuity provider benefited from inclusion in a new stock category, and strong equity markets led to higher annuity account value.
The industrials sector was another significant contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
As the U.S. economy continued to expand, consumers increased their spending at a robust pace, driving substantial gains in the consumer discretionary sector. Despite rising interest rates and higher borrowing costs, spending remained resilient, as strong household balance sheets, higher wages, and elevated asset prices supported consumers.
Tight inventories, strong demand, and loosening monetary policy particularly benefited the homebuilding industry.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 25 .8%
Industrials ...................................... 14 .8
Consumer Discretionary ............................ 11 .1
Energy ........................................ 10 .0
Real Estate ..................................... 9 .7
Health Care .................................... 9 .4
Information Technology ............................. 5 .9
Materials ...................................... 5 .0
Utilities ........................................ 3 .7
Communication Services ............................ 2 .4
Consumer Staples ................................ 2 .2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Chord Energy Corp. ................................ 0 .6%
Permian Resources Corp. , Class A ...................... 0 .5
Commercial Metals Co. .............................. 0 .5
Murphy Oil Corp. .................................. 0 .5
SouthState Corp. .................................. 0 .5
Taylor Morrison Home Corp. .......................... 0 .5
Meritage Homes Corp. .............................. 0 .5
PBF Energy, Inc. , Class A ............................ 0 .5
UFP Industries, Inc. ................................ 0 .5
Essent Group Ltd. ................................. 0 .5
(a)
Excludes money market funds.

About Fund Performance
11
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
Russell 2000 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
....................... 831,626 $ 49,789,449
AeroVironment, Inc.
(a) (b)
................ 661,873 101,451,893
AerSale Corp.
(a) (b)
.................... 795,379 5,710,821
Archer Aviation, Inc. , Class A
(a) (b)
.......... 3,768,046 17,408,373
Astronics Corp.
(a) (b)
................... 670,205 12,760,703
Cadre Holdings, Inc. .................. 474,778 17,186,964
Ducommun, Inc.
(a) (b)
.................. 331,900 17,026,470
Eve Holding, Inc.
(a) (b)
.................. 428,245 2,312,523
Kaman Corp. ...................... 687,658 31,542,872
Kratos Defense & Security Solutions, Inc.
(a) (b)
. 3,518,548 64,670,912
Leonardo DRS, Inc.
(a) (b)
................ 1,677,810 37,062,823
Moog, Inc. , Class A .................. 710,119 113,370,498
National Presto Industries, Inc. ........... 123,845 10,378,211
Park Aerospace Corp. ................. 446,632 7,427,490
Parsons Corp.
(a) (b)
.................... 1,016,007 84,277,781
Redwire Corp.
(a) (b)
.................... 241,909 1,061,980
Rocket Lab USA, Inc.
(a) (b)
............... 6,926,714 28,468,795
Terran Orbital Corp.
(a) (b)
................ 2,415,180 3,163,886
Triumph Group, Inc.
(a) (b)
................ 1,576,291 23,707,417
V2X, Inc.
(a) (b)
....................... 281,943 13,169,558
Virgin Galactic Holdings, Inc. , Class C
(a) (b)
.... 8,721,878 12,908,379
654,857,798
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a) (b)
...... 1,269,771 17,472,049
Forward Air Corp. ................... 632,666 19,682,239
Hub Group, Inc. , Class A ............... 1,545,217 66,784,279
Radiant Logistics, Inc.
(a) (b)
.............. 878,780 4,762,988
108,701,555
Automobile Components — 1.4%
Adient plc
(a)
........................ 2,248,059 74,006,102
American Axle & Manufacturing Holdings, Inc.
(a)
2,799,091 20,601,310
Atmus Filtration Technologies, Inc.
(a)
....... 2,064,225 66,571,256
Cooper-Standard Holdings, Inc.
(a) (b)
........ 415,214 6,875,944
Dana, Inc. ......................... 3,224,999 40,957,487
Dorman Products, Inc.
(a) (b)
.............. 644,258 62,100,029
Fox Factory Holding Corp.
(a) (b)
........... 1,046,068 54,468,761
Gentherm, Inc.
(a) (b)
................... 800,407 46,087,435
Goodyear Tire & Rubber Co. (The)
(a) (b)
...... 6,900,557 94,744,648
Holley, Inc.
(a) (b)
...................... 1,295,312 5,777,091
LCI Industries ...................... 608,337 74,861,951
Luminar Technologies, Inc. , Class A
(a) (b)
..... 7,077,151 13,941,987
Modine Manufacturing Co.
(a) (b)
........... 1,262,009 120,130,637
Patrick Industries, Inc. ................ 525,569 62,789,728
Solid Power, Inc. , Class A
(a) (b)
............ 3,826,661 7,768,122
Standard Motor Products, Inc. ........... 498,112 16,711,658
Stoneridge, Inc.
(a) (b)
................... 645,226 11,897,967
Visteon Corp.
(a) (b)
.................... 676,467 79,559,284
XPEL, Inc.
(a) (b) (c)
..................... 547,739 29,588,861
889,440,258
Automobiles — 0.1%
Livewire Group, Inc.
(a) (b)
................ 400,278 2,894,010
Winnebago Industries, Inc. ............. 702,961 52,019,114
Workhorse Group, Inc.
(a) (b)
.............. 5,368,339 1,259,412
56,172,536
Banks — 8.4%
1st Source Corp. .................... 427,475 22,408,239
ACNB Corp. ....................... 217,772 8,188,227
Amalgamated Financial Corp. ........... 467,923 11,230,152
Amerant Bancorp, Inc. , Class A .......... 686,047 15,978,035
American National Bankshares, Inc. ....... 263,000 12,560,880
Ameris Bancorp ..................... 1,590,025 76,925,409
Security
Shares
Shares Value
Banks (continued)
Ames National Corp. ................. 239,672 $ 4,836,581
Arrow Financial Corp. ................. 383,372 9,591,967
Associated Banc-Corp. ................ 3,856,119 82,945,120
Atlantic Union Bankshares Corp. ......... 1,614,866 57,020,918
Axos Financial, Inc.
(a) (b)
................ 1,340,497 72,440,458
Banc of California, Inc. ................ 3,419,313 52,007,751
BancFirst Corp. ..................... 555,372 48,889,397
Bancorp, Inc. (The)
(a) (b)
................ 1,238,319 41,434,154
Bank First Corp. .................... 233,798 20,263,273
Bank of Hawaii Corp. ................. 877,782 54,764,819
Bank of Marin Bancorp ................ 431,652 7,238,804
Bank of NT Butterfield & Son Ltd. (The) ..... 1,246,881 39,887,723
Bank7 Corp. ....................... 87,781 2,475,424
BankUnited, Inc. .................... 1,654,097 46,314,716
Bankwell Financial Group, Inc. ........... 183,217 4,752,649
Banner Corp. ...................... 787,353 37,792,944
Bar Harbor Bankshares ............... 426,293 11,288,239
BayCom Corp. ..................... 317,549 6,544,685
BCB Bancorp, Inc. ................... 432,553 4,520,179
Berkshire Hills Bancorp, Inc. ............ 927,122 21,249,636
Blue Foundry Bancorp
(a) (b)
.............. 612,581 5,733,758
Blue Ridge Bankshares, Inc. ............ 529,173 1,423,475
Bridgewater Bancshares, Inc.
(a) (b)
......... 542,730 6,317,377
Brookline Bancorp, Inc. ................ 2,008,091 20,000,586
Burke & Herbert Financial Services Corp.
(b)
.. 162,229 9,089,691
Business First Bancshares, Inc. .......... 604,971 13,478,754
Byline Bancorp, Inc. .................. 668,071 14,510,502
C&F Financial Corp. .................. 82,288 4,032,112
Cadence Bank ..................... 3,776,669 109,523,401
Cambridge Bancorp .................. 193,369 13,180,031
Camden National Corp. ............... 379,339 12,715,443
Capital Bancorp, Inc. ................. 262,265 5,462,980
Capital City Bank Group, Inc. ............ 348,183 9,644,669
Capitol Federal Financial, Inc. ........... 3,117,682 18,581,385
Capstar Financial Holdings, Inc. .......... 524,420 10,540,842
Carter Bankshares, Inc.
(a) (b)
............. 613,481 7,754,400
Cathay General Bancorp ............... 1,535,490 58,087,587
Central Pacific Financial Corp. ........... 535,366 10,573,478
Central Valley Community Bancorp ........ 257,183 5,115,370
Chemung Financial Corp. .............. 96,296 4,090,654
ChoiceOne Financial Services, Inc.
(b)
....... 173,637 4,748,972
Citizens & Northern Corp. .............. 398,138 7,477,032
Citizens Financial Services, Inc. .......... 99,365 4,888,758
City Holding Co. .................... 343,490 35,798,528
Civista Bancshares, Inc. ............... 433,374 6,665,292
CNB Financial Corp. .................. 567,884 11,579,155
Coastal Financial Corp.
(a) (b)
............. 273,678 10,637,864
Codorus Valley Bancorp, Inc. ............ 233,515 5,314,801
Colony Bankcorp, Inc. ................ 511,842 5,886,183
Columbia Financial, Inc.
(a) (b)
............. 745,511 12,830,244
Community Bank System, Inc. ........... 1,156,564 55,549,769
Community Trust Bancorp, Inc. .......... 416,473 17,762,573
ConnectOne Bancorp, Inc. ............. 939,793 18,325,963
CrossFirst Bankshares, Inc.
(a) (b)
.......... 1,152,609 15,952,109
Customers Bancorp, Inc.
(a) (b)
............ 699,568 37,119,078
CVB Financial Corp. .................. 3,259,973 58,157,918
Dime Community Bancshares, Inc. ........ 854,976 16,466,838
Eagle Bancorp, Inc. .................. 718,066 16,867,370
Eastern Bankshares, Inc. .............. 3,905,646 53,819,802
Enterprise Bancorp, Inc. ............... 252,103 6,547,115
Enterprise Financial Services Corp. ....... 939,473 38,105,025
Equity Bancshares, Inc. , Class A ......... 383,722 13,188,525
Esquire Financial Holdings, Inc. .......... 172,902 8,207,658
ESSA Bancorp, Inc. .................. 202,735 3,695,859
Evans Bancorp, Inc. .................. 144,639 4,318,921

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Farmers & Merchants Bancorp, Inc. ....... 341,562 $ 7,613,417
Farmers National Banc Corp. ............ 948,037 12,665,774
FB Financial Corp. ................... 913,253 34,393,108
Fidelity D&D Bancorp, Inc. .............. 117,676 5,699,049
Financial Institutions, Inc. .............. 395,856 7,450,010
First BanCorp ...................... 4,670,132 99,312,353
First Bancorp, Inc. (The) ............... 273,368 6,735,787
First Bancshares, Inc. (The) ............. 789,370 20,484,151
First Bank ......................... 563,506 7,742,572
First Busey Corp. .................... 1,351,364 32,500,304
First Business Financial Services, Inc. ...... 216,016 8,100,600
First Commonwealth Financial Corp. ....... 2,400,273 33,411,800
First Community Bankshares, Inc. ........ 442,570 15,326,199
First Community Corp. ................ 173,463 3,023,460
First Financial Bancorp ................ 2,149,059 48,181,903
First Financial Bankshares, Inc. .......... 3,216,198 105,523,456
First Financial Corp. .................. 321,898 12,338,350
First Foundation, Inc. ................. 1,272,753 9,609,285
First Interstate BancSystem, Inc. , Class A ... 2,108,980 57,385,346
First Merchants Corp. ................. 1,539,153 53,716,440
First Mid Bancshares, Inc. .............. 596,540 19,494,927
First of Long Island Corp. (The) .......... 634,829 7,040,254
First Western Financial, Inc.
(a) (b)
.......... 223,140 3,253,381
Five Star Bancorp ................... 333,770 7,509,825
Flushing Financial Corp. ............... 714,934 9,015,318
FS Bancorp, Inc. .................... 161,597 5,609,032
Fulton Financial Corp. ................. 3,572,873 56,772,952
FVCBankcorp, Inc.
(a) (b)
................ 416,954 5,078,500
German American Bancorp, Inc. .......... 732,901 25,387,691
Glacier Bancorp, Inc.
(b)
................ 2,756,756 111,042,132
Great Southern Bancorp, Inc. ............ 242,275 13,281,515
Greene County Bancorp, Inc.
(b)
........... 173,449 4,993,597
Guaranty Bancshares, Inc.
(b)
............ 229,772 6,975,878
Hancock Whitney Corp. ............... 2,190,680 100,858,907
Hanmi Financial Corp. ................ 646,586 10,293,649
HarborOne Bancorp, Inc. .............. 1,041,106 11,098,190
HBT Financial, Inc. ................... 386,102 7,351,382
Heartland Financial USA, Inc. ........... 1,090,890 38,344,783
Heritage Commerce Corp. .............. 1,631,873 14,001,470
Heritage Financial Corp. ............... 750,379 14,549,849
Hilltop Holdings, Inc. .................. 1,196,381 37,470,653
Hingham Institution for Savings (The)
(b)
..... 38,771 6,763,989
Home Bancorp, Inc. .................. 193,687 7,420,149
Home BancShares, Inc.
(b)
.............. 4,752,959 116,780,203
HomeStreet, Inc. .................... 451,498 6,795,045
HomeTrust Bancshares, Inc. ............ 398,156 10,885,585
Hope Bancorp, Inc. .................. 2,807,153 32,310,331
Horizon Bancorp, Inc. ................. 1,141,649 14,647,357
Independent Bank Corp. ............... 1,433,015 61,379,715
Independent Bank Group, Inc. ........... 887,230 40,502,049
International Bancshares Corp. .......... 1,357,307 76,199,215
John Marshall Bancorp, Inc. ............ 302,661 5,423,685
Kearny Financial Corp. ................ 1,420,627 9,148,838
Lakeland Bancorp, Inc. ................ 1,637,090 19,808,789
Lakeland Financial Corp. ............... 608,586 40,361,424
LCNB Corp. ....................... 271,258 4,323,853
Live Oak Bancshares, Inc.
(b)
............. 842,185 34,959,099
Macatawa Bank Corp. ................ 714,485 6,994,808
MainStreet Bancshares, Inc. ............ 156,408 2,840,369
Mercantile Bank Corp. ................ 414,407 15,950,525
Metrocity Bankshares, Inc. ............. 501,329 12,513,172
Metropolitan Bank Holding Corp.
(a) (b)
....... 260,856 10,042,956
Mid Penn Bancorp, Inc. ................ 394,134 7,886,621
Middlefield Banc Corp.
(b)
............... 183,280 4,376,726
Midland States Bancorp, Inc. ............ 577,430 14,510,816
Security
Shares
Shares Value
Banks (continued)
MidWestOne Financial Group, Inc. ........ 422,610 $ 9,905,978
MVB Financial Corp. ................. 305,469 6,815,013
National Bank Holdings Corp. , Class A ..... 810,224 29,224,780
National Bankshares, Inc. .............. 154,249 5,153,459
NBT Bancorp, Inc. ................... 1,056,997 38,770,650
Nicolet Bankshares, Inc. ............... 328,633 28,259,152
Northeast Bank
(b)
.................... 172,527 9,547,644
Northeast Community Bancorp, Inc. ....... 324,669 5,107,043
Northfield Bancorp, Inc. ............... 993,010 9,652,057
Northrim BanCorp, Inc. ................ 139,106 7,026,244
Northwest Bancshares, Inc. ............. 2,927,381 34,103,989
Norwood Financial Corp. ............... 183,399 4,990,287
Oak Valley Bancorp .................. 163,977 4,063,350
OceanFirst Financial Corp. ............. 1,494,362 24,522,480
OFG Bancorp ...................... 1,092,553 40,216,876
Old National Bancorp ................. 7,357,215 128,089,113
Old Second Bancorp, Inc. .............. 1,123,090 15,543,566
Orange County Bancorp, Inc. ............ 128,224 5,898,304
Origin Bancorp, Inc. .................. 746,894 23,332,969
Orrstown Financial Services, Inc. ......... 281,509 7,535,996
Pacific Premier Bancorp, Inc. ............ 2,166,348 51,992,352
Park National Corp.
(b)
................. 363,366 49,363,271
Parke Bancorp, Inc. .................. 300,643 5,178,576
Pathward Financial, Inc.
(b)
.............. 610,917 30,839,090
PCB Bancorp ...................... 305,058 4,981,597
Peapack-Gladstone Financial Corp. ....... 456,196 11,099,249
Penns Woods Bancorp, Inc. ............. 176,329 3,422,546
Peoples Bancorp, Inc. ................ 897,915 26,587,263
Peoples Financial Services Corp. ......... 190,799 8,225,345
Pioneer Bancorp, Inc.
(a) (b)
............... 297,618 2,919,633
Plumas Bancorp .................... 136,250 5,012,637
Ponce Financial Group, Inc.
(a) (b)
.......... 461,812 4,110,127
Preferred Bank ..................... 200,051 15,357,915
Premier Financial Corp. ............... 918,113 18,637,694
Primis Financial Corp. ................. 540,427 6,576,997
Princeton Bancorp, Inc. ................ 119,851 3,689,014
Provident Financial Services, Inc. ......... 1,841,298 26,827,712
QCR Holdings, Inc.
(b)
................. 423,052 25,696,178
RBB Bancorp ...................... 460,969 8,302,052
Red River Bancshares, Inc. ............. 120,315 5,990,484
Renasant Corp. ..................... 1,275,976 39,963,568
Republic Bancorp, Inc. , Class A .......... 226,961 11,575,011
S&T Bancorp, Inc. ................... 889,888 28,547,607
Sandy Spring Bancorp, Inc. ............. 1,173,679 27,205,879
Seacoast Banking Corp. of Florida ........ 1,976,746 50,189,581
ServisFirst Bancshares, Inc. ............ 1,248,325 82,838,847
Shore Bancshares, Inc. ................ 789,005 9,073,557
Sierra Bancorp ..................... 384,247 7,761,789
Simmons First National Corp. , Class A ..... 2,893,233 56,302,314
SmartFinancial, Inc. .................. 427,612 9,009,785
South Plains Financial, Inc. ............. 330,766 8,851,298
Southern First Bancshares, Inc.
(a) (b)
........ 204,836 6,505,591
Southern Missouri Bancorp, Inc. .......... 242,462 10,598,014
Southern States Bancshares, Inc. ......... 175,781 4,556,244
Southside Bancshares, Inc. ............. 704,825 20,602,035
SouthState Corp. .................... 1,902,065 161,732,587
Stellar Bancorp, Inc. .................. 1,208,994 29,451,094
Sterling Bancorp, Inc.
(a) (b)
............... 510,522 2,634,294
Stock Yards Bancorp, Inc. .............. 687,649 33,632,913
Summit Financial Group, Inc. ............ 300,978 8,174,562
Texas Capital Bancshares, Inc.
(a) (b)
........ 1,190,531 73,277,183
Third Coast Bancshares, Inc.
(a)
........... 331,781 6,642,256
Timberland Bancorp, Inc. .............. 202,479 5,450,735
Tompkins Financial Corp. .............. 340,949 17,146,325
Towne Bank ....................... 1,798,211 50,457,801

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
TriCo Bancshares ................... 796,003 $ 29,276,990
Triumph Financial, Inc.
(a) (b)
.............. 549,736 43,605,060
TrustCo Bank Corp. .................. 411,743 11,594,683
Trustmark Corp. .................... 1,402,281 39,418,119
UMB Financial Corp. ................. 1,109,135 96,483,654
United Bankshares, Inc. ............... 3,236,343 115,828,716
United Community Banks, Inc. ........... 2,613,555 68,788,768
Unity Bancorp, Inc. ................... 201,116 5,550,802
Univest Financial Corp. ................ 793,418 16,518,963
USCB Financial Holdings, Inc. , Class A ..... 266,695 3,040,323
Valley National Bancorp ............... 10,708,125 85,236,675
Veritex Holdings, Inc. ................. 1,143,448 23,429,250
Virginia National Bankshares Corp. ........ 117,378 3,533,078
WaFd, Inc. ........................ 1,595,644 46,321,545
Washington Trust Bancorp, Inc. .......... 471,378 12,670,641
WesBanco, Inc. ..................... 1,489,071 44,389,206
West BanCorp, Inc. .................. 445,273 7,939,218
Westamerica BanCorp ................ 612,507 29,939,342
WSFS Financial Corp. ................ 1,459,862 65,898,171
5,500,993,550
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ............ 116,907 98,951,254
Duckhorn Portfolio, Inc. (The)
(a) (b)
......... 1,280,110 11,917,824
MGP Ingredients, Inc.
(b)
................ 390,271 33,614,041
National Beverage Corp.
(a)
.............. 570,172 27,060,363
Primo Water Corp. ................... 3,860,714 70,303,602
Vita Coco Co., Inc. (The)
(a) (b)
............ 917,126 22,405,388
Zevia PBC , Class A
(a) (b)
................ 550,178 643,709
264,896,181
Biotechnology — 7.9%
2seventy bio, Inc.
(a) (b)
................. 1,238,034 6,623,482
4D Molecular Therapeutics, Inc.
(a) (b)
........ 995,692 31,722,747
89bio, Inc.
(a) (b)
...................... 1,933,311 22,503,740
Aadi Bioscience, Inc.
(a) (b)
............... 398,195 931,776
ACADIA Pharmaceuticals, Inc.
(a)
.......... 2,992,287 55,327,387
ACELYRIN, Inc.
(a) (b)
.................. 1,752,341 11,828,302
Acrivon Therapeutics, Inc.
(a) (b)
............ 259,944 1,858,600
Actinium Pharmaceuticals, Inc.
(a) (b)
........ 685,887 5,370,495
Adicet Bio, Inc.
(a) (b)
................... 1,269,027 2,982,213
ADMA Biologics, Inc.
(a) (b)
............... 5,210,768 34,391,069
Aerovate Therapeutics, Inc.
(a) (b)
........... 276,693 8,181,812
Agenus, Inc.
(a) (b)
..................... 9,431,847 5,470,471
Agios Pharmaceuticals, Inc.
(a) (b)
.......... 1,356,527 39,664,849
Akero Therapeutics, Inc.
(a) (b)
............. 1,508,501 38,104,735
Aldeyra Therapeutics, Inc.
(a) (b)
............ 1,162,685 3,801,980
Alector, Inc.
(a) (b)
..................... 1,757,109 10,577,796
Alkermes plc
(a)
...................... 4,049,944 109,631,984
Allakos, Inc.
(a) (b)
..................... 1,621,442 2,043,017
Allogene Therapeutics, Inc.
(a) (b)
........... 2,334,010 10,433,025
Allovir, Inc.
(a) (b)
...................... 1,313,629 991,658
Alpine Immune Sciences, Inc.
(a) (b)
......... 941,196 37,309,009
Altimmune, Inc.
(a) (b)
................... 1,313,548 13,371,919
ALX Oncology Holdings, Inc.
(a) (b)
.......... 652,250 7,272,587
Amicus Therapeutics, Inc.
(a) (b)
............ 7,089,836 83,518,268
AnaptysBio, Inc.
(a) (b)
.................. 460,286 10,365,641
Anavex Life Sciences Corp.
(a) (b)
.......... 1,763,534 8,976,388
Anika Therapeutics, Inc.
(a) (b)
............. 361,634 9,185,504
Annexon, Inc.
(a) (b)
.................... 1,664,742 11,936,200
Apogee Therapeutics, Inc.
(a) (b)
........... 1,014,544 67,416,449
Arbutus Biopharma Corp.
(a) (b)
............ 3,032,603 7,824,116
Arcellx, Inc.
(a) (b)
..................... 939,516 65,343,338
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 573,345 19,361,861
Arcus Biosciences, Inc.
(a) (b)
............. 1,317,969 24,883,255
Security
Shares
Shares Value
Biotechnology (continued)
Arcutis Biotherapeutics, Inc.
(a) (b)
.......... 1,947,283 $ 19,297,574
Ardelyx, Inc.
(a) (b)
..................... 5,643,399 41,196,813
ArriVent Biopharma, Inc.
(a) (b)
............. 239,417 4,275,988
Arrowhead Pharmaceuticals, Inc.
(a) (b)
....... 2,844,552 81,354,187
ARS Pharmaceuticals, Inc.
(a) (b)
........... 600,193 6,133,972
Astria Therapeutics, Inc.
(a) (b)
............. 1,210,566 17,038,716
Atara Biotherapeutics, Inc.
(a) (b)
........... 2,402,105 1,667,061
Aura Biosciences, Inc.
(a)
............... 836,072 6,563,165
Aurinia Pharmaceuticals, Inc.
(a) (b)
......... 3,314,592 16,606,106
Avid Bioservices, Inc.
(a) (b)
............... 1,536,732 10,296,104
Avidity Biosciences, Inc.
(a) (b)
............. 1,816,093 46,346,693
Avita Medical, Inc.
(a) (b)
................. 612,013 9,810,568
Beam Therapeutics, Inc.
(a) (b)
............. 1,821,467 60,181,270
BioAtla, Inc.
(a) (b)
..................... 1,047,868 3,604,666
BioCryst Pharmaceuticals, Inc.
(a) (b)
........ 4,640,657 23,574,538
Biohaven Ltd.
(a) (b)
.................... 1,677,217 91,726,998
Biomea Fusion, Inc.
(a) (b)
................ 483,376 7,226,471
Bioxcel Therapeutics, Inc.
(a) (b)
............ 508,611 1,434,283
Bluebird Bio, Inc.
(a) (b)
.................. 4,662,473 5,967,965
Blueprint Medicines Corp.
(a) (b)
............ 1,489,649 141,308,104
Bridgebio Pharma, Inc.
(a) (b)
.............. 2,856,136 88,311,725
Cabaletta Bio, Inc.
(a) (b)
................. 843,331 14,387,227
CareDx, Inc.
(a) (b)
..................... 1,283,374 13,590,931
Cargo Therapeutics, Inc.
(a) (b)
............. 523,418 11,682,690
Caribou Biosciences, Inc.
(a) (b)
............ 2,012,925 10,346,434
Carisma Therapeutics, Inc.
(a) (b)
........... 653,975 1,484,523
Cartesian Therapeutics, Inc.
(a) (b)
.......... 2,620,753 1,703,489
Catalyst Pharmaceuticals, Inc.
(a) (b)
......... 2,718,045 43,325,637
Celcuity, Inc.
(a) (b)
..................... 439,496 9,493,114
Celldex Therapeutics, Inc.
(a) (b)
............ 1,521,603 63,861,678
Century Therapeutics, Inc.
(a) (b)
........... 564,584 2,359,961
Cerevel Therapeutics Holdings, Inc.
(a) (b)
..... 1,756,066 74,228,910
CG oncology, Inc.
(a) (b)
................. 568,675 24,964,832
Cogent Biosciences, Inc.
(a) (b)
............ 2,031,284 13,650,228
Coherus Biosciences, Inc.
(a) (b)
............ 2,561,113 6,121,060
Compass Therapeutics, Inc.
(a) (b)
.......... 2,173,860 4,304,243
Crinetics Pharmaceuticals, Inc.
(a) (b)
........ 1,614,373 75,568,800
Cue Biopharma, Inc.
(a) (b)
............... 854,443 1,614,897
Cullinan Oncology, Inc.
(a) (b)
.............. 631,210 10,755,818
Cytokinetics, Inc.
(a) (b)
.................. 2,337,961 163,914,446
Day One Biopharmaceuticals, Inc.
(a) (b)
...... 1,526,759 25,222,059
Deciphera Pharmaceuticals, Inc.
(a) (b)
....... 1,304,737 20,523,513
Denali Therapeutics, Inc.
(a) (b)
............ 2,936,209 60,251,009
Design Therapeutics, Inc.
(a) (b)
............ 808,488 3,258,207
Disc Medicine, Inc.
(a) (b)
................ 230,515 14,351,864
Dynavax Technologies Corp.
(a) (b)
.......... 3,188,738 39,572,239
Dyne Therapeutics, Inc.
(a) (b)
............. 1,447,502 41,094,582
Eagle Pharmaceuticals, Inc.
(a) (b)
.......... 251,013 1,315,308
Editas Medicine, Inc.
(a) (b)
............... 2,031,012 15,070,109
Emergent BioSolutions, Inc.
(a) (b)
.......... 1,362,621 3,447,431
Enanta Pharmaceuticals, Inc.
(a)
.......... 507,763 8,865,542
Entrada Therapeutics, Inc.
(a) (b)
........... 512,600 7,263,542
Erasca, Inc.
(a) (b)
..................... 2,015,594 4,152,124
Fate Therapeutics, Inc.
(a) (b)
.............. 2,090,781 15,346,333
Fennec Pharmaceuticals, Inc.
(a)
.......... 417,945 4,647,548
FibroGen, Inc.
(a) (b)
.................... 2,294,476 5,392,019
Foghorn Therapeutics, Inc.
(a)
............ 495,960 3,327,892
Genelux Corp.
(a) (b)
................... 456,649 2,936,253
Generation Bio Co.
(a) (b)
................ 1,114,860 4,537,480
Geron Corp.
(a) (b)
..................... 12,563,174 41,458,474
Gritstone bio, Inc.
(a) (b)
................. 2,203,028 5,661,782
Halozyme Therapeutics, Inc.
(a) (b)
.......... 3,166,492 128,812,895
Heron Therapeutics, Inc.
(a) (b)
............. 2,532,704 7,015,590
HilleVax, Inc.
(a) (b)
.................... 636,668 10,587,789
Humacyte, Inc.
(a) (b)
................... 1,523,200 4,737,152

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ideaya Biosciences, Inc.
(a) (b)
............. 1,609,019 $ 70,603,754
IGM Biosciences, Inc.
(a) (b)
.............. 317,836 3,067,117
Immuneering Corp. , Class A
(a) (b)
.......... 518,261 1,497,774
ImmunityBio, Inc.
(a) (b)
.................. 3,243,874 17,419,603
Immunovant, Inc.
(a) (b)
.................. 1,316,648 42,540,897
Inhibrx, Inc.
(a) (b)
..................... 837,090 29,264,666
Inozyme Pharma, Inc.
(a) (b)
.............. 1,167,386 8,942,177
Insmed, Inc.
(a) (b)
..................... 3,381,720 91,746,064
Intellia Therapeutics, Inc.
(a) (b)
............ 2,204,620 60,649,096
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 5,812,034 86,134,344
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
.. 3,378,138 29,423,582
iTeos Therapeutics, Inc.
(a)
.............. 625,651 8,533,880
Janux Therapeutics, Inc.
(a) (b)
............. 422,936 15,923,540
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 763,300 9,052,738
Karyopharm Therapeutics, Inc.
(a) (b)
........ 2,744,960 4,144,890
Keros Therapeutics, Inc.
(a) (b)
............. 628,361 41,597,498
Kezar Life Sciences, Inc.
(a) (b)
............ 1,727,437 1,557,457
Kiniksa Pharmaceuticals Ltd. , Class A
(a) (b)
.... 780,639 15,402,007
Kodiak Sciences, Inc.
(a) (b)
............... 801,850 4,217,731
Krystal Biotech, Inc.
(a) (b)
................ 529,221 94,164,293
Kura Oncology, Inc.
(a) (b)
................ 1,724,859 36,791,242
Kymera Therapeutics, Inc.
(a) (b)
........... 999,101 40,163,860
Larimar Therapeutics, Inc.
(a) (b)
............ 641,505 4,869,023
LENZ Therapeutics, Inc.
(b)
.............. 96,136 2,146,717
Lexeo Therapeutics, Inc.
(a) (b)
............. 218,807 3,430,894
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 2,314,198 5,554,075
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 3,093,238 4,577,992
Lyell Immunopharma, Inc.
(a) (b)
............ 4,282,260 9,549,440
MacroGenics, Inc.
(a) (b)
................. 1,488,213 21,906,495
Madrigal Pharmaceuticals, Inc.
(a) (b)
........ 362,548 96,814,818
MannKind Corp.
(a) (b)
.................. 6,380,593 28,904,086
MeiraGTx Holdings plc
(a) (b)
.............. 788,207 4,784,416
Merrimack Pharmaceuticals, Inc.
(a) (b)
....... 253,914 3,750,310
Mersana Therapeutics, Inc.
(a) (b)
........... 2,730,642 12,233,276
MiMedx Group, Inc.
(a) (b)
................ 2,822,926 21,736,530
Mineralys Therapeutics, Inc.
(a) (b)
.......... 466,962 6,028,479
Mirum Pharmaceuticals, Inc.
(a) (b)
.......... 600,989 15,096,844
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 758,314 5,346,114
Morphic Holding, Inc.
(a) (b)
............... 934,229 32,884,861
Mural Oncology plc
(a)
................. 406,798 1,989,242
Myriad Genetics, Inc.
(a) (b)
............... 2,145,202 45,735,707
Nkarta, Inc.
(a) (b)
..................... 751,430 8,122,958
Novavax, Inc.
(a) (b)
.................... 2,786,946 13,321,602
Nurix Therapeutics, Inc.
(a) (b)
............. 1,166,328 17,145,022
Nuvalent, Inc. , Class A
(a) (b)
.............. 649,405 48,763,821
Nuvectis Pharma, Inc.
(a) (b)
.............. 168,331 1,380,314
Ocean Biomedical, Inc.
(a) (b)
.............. 188,971 715,255
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 662,177 7,495,844
Omega Therapeutics, Inc.
(a) (b)
............ 576,638 2,104,729
Organogenesis Holdings, Inc. , Class A
(a) (b)
... 1,711,835 4,861,611
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 959,769 13,196,824
Outlook Therapeutics, Inc.
(a) (b)
........... 194,602 2,323,548
Ovid therapeutics, Inc.
(a)
............... 1,401,054 4,273,215
PDL BioPharma, Inc.
(a) (d)
............... 11,853 —
PDS Biotechnology Corp.
(a) (b)
............ 717,373 2,840,797
PepGen, Inc.
(a) (b)
.................... 251,844 3,702,107
PMV Pharmaceuticals, Inc.
(a) (b)
........... 938,628 1,595,668
Poseida Therapeutics, Inc.
(a) (b)
........... 1,706,278 5,443,027
Precigen, Inc.
(a) (b)
.................... 3,358,038 4,869,155
Prelude Therapeutics, Inc.
(a) (b)
........... 358,354 1,698,598
Prime Medicine, Inc.
(a) (b)
............... 988,619 6,920,333
ProKidney Corp. , Class A
(a) (b)
............ 1,089,473 1,786,736
Protagonist Therapeutics, Inc.
(a) (b)
......... 1,394,490 40,342,596
Protalix BioTherapeutics, Inc.
(a) (b)
......... 1,534,307 1,933,227
Prothena Corp. plc
(a) (b)
................. 1,031,282 25,544,855
Security
Shares
Shares Value
Biotechnology (continued)
PTC Therapeutics, Inc.
(a) (b)
.............. 1,760,957 $ 51,226,239
Rallybio Corp.
(a) (b)
.................... 713,920 1,320,752
RAPT Therapeutics, Inc.
(a) (b)
............. 730,092 6,556,226
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 3,416,520 34,062,704
REGENXBIO, Inc.
(a) (b)
................. 1,009,974 21,280,152
Relay Therapeutics, Inc.
(a) (b)
............. 2,324,581 19,294,022
Reneo Pharmaceuticals, Inc.
(a)
........... 457,360 759,218
Replimune Group, Inc.
(a) (b)
.............. 1,217,755 9,949,058
REVOLUTION Medicines, Inc.
(a) (b)
......... 3,416,598 110,116,954
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 1,307,047 56,634,346
Rigel Pharmaceuticals, Inc.
(a)
............ 4,129,516 6,111,684
Rocket Pharmaceuticals, Inc.
(a) (b)
......... 1,540,856 41,510,661
Sage Therapeutics, Inc.
(a) (b)
............. 1,294,334 24,255,819
Sagimet Biosciences, Inc. , Class A
(a) (b)
...... 535,954 2,904,871
Sana Biotechnology, Inc.
(a) (b)
............ 2,350,836 23,508,360
Sangamo Therapeutics, Inc.
(a) (b)
.......... 3,580,856 2,399,890
Savara, Inc.
(a) (b)
..................... 2,228,859 11,099,718
Scholar Rock Holding Corp.
(a) (b)
.......... 1,412,212 25,080,885
Seres Therapeutics, Inc.
(a) (b)
............. 2,367,213 1,832,460
SpringWorks Therapeutics, Inc.
(a) (b)
........ 1,678,374 82,609,568
Stoke Therapeutics, Inc.
(a) (b)
............. 678,407 9,158,494
Summit Therapeutics, Inc.
(a) (b)
............ 2,837,503 11,747,262
Sutro Biopharma, Inc.
(a) (b)
.............. 1,512,130 8,543,534
Syndax Pharmaceuticals, Inc.
(a) (b)
......... 1,926,645 45,854,151
Tango Therapeutics, Inc.
(a) (b)
............. 1,099,020 8,726,219
Tenaya Therapeutics, Inc.
(a) (b)
............ 1,145,033 5,988,523
TG Therapeutics, Inc.
(a) (b)
............... 3,401,638 51,738,914
Travere Therapeutics, Inc.
(a) (b)
........... 1,784,525 13,758,688
Turnstone Biologics Corp.
(a) (b)
............ 295,141 773,269
Twist Bioscience Corp.
(a) (b)
.............. 1,418,104 48,655,148
Tyra Biosciences, Inc.
(a) (b)
.............. 333,969 5,477,092
UroGen Pharma Ltd.
(a) (b)
............... 680,861 10,212,915
Vanda Pharmaceuticals, Inc.
(a)
........... 1,401,801 5,761,402
Vaxcyte, Inc.
(a) (b)
..................... 2,598,493 177,503,057
Vaxxinity, Inc. , Class A
(a) (b)
.............. 1,047,325 751,456
Vera Therapeutics, Inc. , Class A
(a) (b)
........ 981,540 42,324,005
Veracyte, Inc.
(a) (b)
.................... 1,786,729 39,593,915
Vericel Corp.
(a) (b)
..................... 1,169,081 60,815,594
Verve Therapeutics, Inc.
(a) (b)
............. 1,608,822 21,365,156
Vigil Neuroscience, Inc.
(a) (b)
............. 377,294 1,286,573
Viking Therapeutics, Inc.
(a) (b)
............. 2,508,548 205,700,936
Vir Biotechnology, Inc.
(a)
............... 2,069,159 20,960,581
Viridian Therapeutics, Inc.
(a) (b)
............ 1,214,645 21,268,434
Vor BioPharma, Inc.
(a) (b)
................ 819,041 1,941,127
Voyager Therapeutics, Inc.
(a) (b)
........... 950,435 8,848,550
X4 Pharmaceuticals, Inc.
(a) (b)
............ 3,146,282 4,373,332
Xencor, Inc.
(a)
...................... 1,416,774 31,353,209
XOMA Corp.
(a) (b)
..................... 172,508 4,148,817
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 906,435 14,738,633
Zentalis Pharmaceuticals, Inc.
(a) (b)
......... 1,429,889 22,535,051
Zura Bio Ltd. , Class A
(a) (b)
.............. 351,999 904,637
Zymeworks, Inc.
(a) (b)
.................. 1,361,074 14,318,498
5,193,536,424
Broadline Retail — 0.1%
Big Lots, Inc.
(a)
...................... 743,000 3,217,190
ContextLogic, Inc. , Class A
(a) (b)
........... 607,136 3,454,604
Dillard's, Inc. , Class A
(b)
................ 83,651 39,453,158
Savers Value Village, Inc.
(a) (b)
............ 636,276 12,267,401
58,392,353
Building Products — 2.0%
AAON, Inc.
(b)
....................... 1,654,838 145,791,228
American Woodmark Corp.
(a) (b)
........... 393,237 39,976,473
Apogee Enterprises, Inc. ............... 554,076 32,801,299

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
AZZ, Inc. ......................... 604,795 $ 46,756,702
CSW Industrials, Inc.
(b)
................ 375,424 88,074,470
Gibraltar Industries, Inc.
(a)
.............. 751,272 60,499,934
Griffon Corp. ....................... 967,763 70,975,738
Insteel Industries, Inc. ................. 455,158 17,396,139
Janus International Group, Inc.
(a) (b)
........ 2,064,005 31,228,396
JELD-WEN Holding, Inc.
(a) (b)
............. 2,100,527 44,594,188
Masonite International Corp.
(a) (b)
.......... 536,913 70,577,214
Masterbrand, Inc.
(a)
.................. 3,143,959 58,917,792
Quanex Building Products Corp. .......... 815,725 31,348,312
Resideo Technologies, Inc.
(a)
............ 3,588,845 80,461,905
Simpson Manufacturing Co., Inc. ......... 1,050,455 215,532,357
UFP Industries, Inc. .................. 1,475,505 181,501,870
Zurn Elkay Water Solutions Corp. ......... 3,628,279 121,438,498
1,337,872,515
Capital Markets — 1.4%
AlTi Global, Inc. , Class A
(a) (b)
............ 527,950 2,988,197
Artisan Partners Asset Management, Inc. , Class
A ............................ 1,490,588 68,224,213
AssetMark Financial Holdings, Inc.
(a)
....... 549,799 19,468,383
B Riley Financial, Inc.
(b)
................ 509,754 10,791,492
Bakkt Holdings, Inc. , Class A
(a) (b)
.......... 1,825,508 839,369
BGC Group, Inc. , Class A
(b)
............. 8,625,651 67,021,308
Brightsphere Investment Group, Inc. ....... 807,238 18,437,316
Cohen & Steers, Inc. ................. 648,709 49,879,235
Diamond Hill Investment Group, Inc. ....... 74,311 11,456,527
Donnelley Financial Solutions, Inc.
(a) (b)
...... 608,431 37,728,806
Forge Global Holdings, Inc.
(a) (b)
........... 2,763,310 5,333,188
GCM Grosvenor, Inc. , Class A ........... 1,017,256 9,826,693
Hamilton Lane, Inc. , Class A ............ 897,712 101,226,005
MarketWise, Inc. , Class A .............. 738,964 1,278,408
Moelis & Co. , Class A ................. 1,454,017 82,544,545
Open Lending Corp. , Class A
(a) (b)
......... 2,435,774 15,247,945
P10, Inc. , Class A
(b)
.................. 955,295 8,043,584
Patria Investments Ltd. , Class A .......... 1,385,428 20,559,752
Perella Weinberg Partners , Class C ....... 1,028,086 14,526,855
Piper Sandler Cos. ................... 435,504 86,443,189
PJT Partners, Inc. , Class A
(b)
............ 576,696 54,359,365
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 226,640 3,583,178
StepStone Group, Inc. , Class A .......... 1,362,560 48,697,894
StoneX Group, Inc.
(a)
................. 674,727 47,406,319
Value Line, Inc. ..................... 22,370 905,985
Victory Capital Holdings, Inc. , Class A ...... 686,613 29,132,990
Virtus Investment Partners, Inc. .......... 173,382 42,995,268
WisdomTree, Inc. .................... 3,384,188 31,100,688
890,046,697
Chemicals — 1.9%
AdvanSix, Inc. ...................... 657,179 18,795,319
American Vanguard Corp. .............. 662,227 8,575,840
Arcadium Lithium plc
(a) (b)
............... 25,035,749 107,904,078
Aspen Aerogels, Inc.
(a) (b)
............... 1,245,244 21,916,294
Avient Corp. ....................... 2,237,003 97,085,930
Balchem Corp.
(b)
.................... 778,475 120,624,701
Cabot Corp. ....................... 1,334,395 123,031,219
Core Molding Technologies, Inc.
(a) (b)
........ 181,914 3,443,632
Danimer Scientific, Inc. , Class A
(a) (b)
........ 2,194,822 2,392,356
Ecovyst, Inc.
(a) (b)
..................... 2,250,410 25,092,072
Hawkins, Inc. ...................... 472,019 36,251,059
HB Fuller Co. ...................... 1,321,505 105,376,809
Ingevity Corp.
(a)
..................... 894,121 42,649,572
Innospec, Inc. ...................... 604,279 77,915,734
Intrepid Potash, Inc.
(a) (b)
................ 271,087 5,654,875
Security
Shares
Shares Value
Chemicals (continued)
Koppers Holdings, Inc. ................ 497,314 $ 27,436,813
Kronos Worldwide, Inc. ................ 564,647 6,662,835
LSB Industries, Inc.
(a) (b)
................ 1,325,204 11,635,291
Mativ Holdings, Inc. .................. 1,321,012 24,768,975
Minerals Technologies, Inc. ............. 798,837 60,136,449
Origin Materials, Inc. , Class A
(a) (b)
......... 2,821,683 1,439,058
Orion SA ......................... 1,354,197 31,850,713
Perimeter Solutions SA
(a) (b)
............. 3,707,758 27,511,564
PureCycle Technologies, Inc.
(a) (b)
.......... 2,852,545 17,742,830
Quaker Chemical Corp. ............... 340,147 69,815,172
Rayonier Advanced Materials, Inc.
(a) (b)
...... 1,562,007 7,466,394
Sensient Technologies Corp. ............ 1,030,704 71,314,410
Stepan Co. ........................ 521,696 46,973,508
Trinseo plc ........................ 892,937 3,375,302
Tronox Holdings plc .................. 2,896,165 50,248,463
Valhi, Inc.
(b)
........................ 72,972 1,253,659
1,256,340,926
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. .................. 1,564,538 69,809,686
ACCO Brands Corp. .................. 2,241,460 12,574,591
ACV Auctions, Inc. , Class A
(a) (b)
........... 3,122,106 58,601,930
Aris Water Solutions, Inc. , Class A ........ 741,522 10,492,536
BrightView Holdings, Inc.
(a)
............. 1,030,006 12,257,071
Brink's Co. (The) .................... 1,100,532 101,667,146
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 1,377,823 136,225,360
CECO Environmental Corp.
(a) (b)
.......... 721,949 16,619,266
Cimpress plc
(a) (b)
.................... 440,770 39,012,553
CompX International, Inc. .............. 31,736 1,088,545
CoreCivic, Inc.
(a)
.................... 2,805,019 43,786,347
Deluxe Corp. ....................... 1,097,158 22,590,483
Ennis, Inc. ........................ 612,158 12,555,361
Enviri Corp.
(a)
...................... 1,945,798 17,804,052
GEO Group, Inc. (The)
(a) (b)
.............. 2,969,987 41,936,216
Healthcare Services Group, Inc.
(a)
......... 1,827,186 22,803,281
HNI Corp. ......................... 1,149,073 51,857,664
Interface, Inc. ...................... 1,422,100 23,919,722
LanzaTech Global, Inc.
(a) (b)
.............. 502,703 1,555,866
Li-Cycle Holdings Corp.
(a) (b)
............. 3,383,517 3,485,022
Liquidity Services, Inc.
(a) (b)
.............. 560,441 10,424,203
Matthews International Corp. , Class A ...... 736,995 22,905,805
MillerKnoll, Inc. ..................... 1,815,671 44,956,014
Montrose Environmental Group, Inc.
(a) (b)
..... 693,109 27,149,080
NL Industries, Inc. ................... 211,663 1,551,490
OPENLANE, Inc.
(a) (b)
.................. 2,652,943 45,895,914
Performant Financial Corp.
(a) (b)
........... 1,630,910 4,794,875
Pitney Bowes, Inc. ................... 2,823,565 12,226,036
Quad/Graphics, Inc. , Class A
(b)
........... 782,898 4,157,188
SP Plus Corp.
(a) (b)
.................... 479,959 25,063,459
Steelcase, Inc. , Class A ............... 2,296,418 30,037,147
UniFirst Corp. ...................... 368,650 63,934,969
Viad Corp.
(a)
....................... 501,035 19,785,872
VSE Corp.
(b)
....................... 322,479 25,798,320
1,039,323,070
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. ............... 1,911,458 10,398,331
Aviat Networks, Inc.
(a) (b)
................ 277,585 10,642,609
Calix, Inc.
(a) (b)
....................... 1,448,894 48,045,325
Cambium Networks Corp.
(a) (b)
............ 296,066 1,276,044
Clearfield, Inc.
(a) (b)
.................... 316,029 9,746,334
CommScope Holding Co., Inc.
(a)
.......... 5,240,709 6,865,329
Comtech Telecommunications Corp.
(a)
...... 682,074 2,339,514
Digi International, Inc.
(a) (b)
.............. 873,342 27,885,810
DZS, Inc.
(a) (b)
....................... 575,949 760,253

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Extreme Networks, Inc.
(a)
............... 3,100,215 $ 35,776,481
Harmonic, Inc.
(a) (b)
................... 2,692,745 36,190,493
Infinera Corp.
(a) (b)
.................... 4,872,798 29,382,972
KVH Industries, Inc.
(a) (b)
................ 422,980 2,157,198
NETGEAR, Inc.
(a) (b)
................... 719,483 11,346,247
NetScout Systems, Inc.
(a)
.............. 1,691,295 36,937,883
Ribbon Communications, Inc.
(a) (b)
......... 2,194,504 7,022,413
Viavi Solutions, Inc.
(a) (b)
................ 5,412,170 49,196,625
325,969,861
Construction & Engineering — 1.9%
Ameresco, Inc. , Class A
(a) (b)
............. 788,264 19,020,810
API Group Corp.
(a) (b)
.................. 5,138,599 201,792,783
Arcosa, Inc. ....................... 1,188,615 102,054,484
Argan, Inc. ........................ 300,235 15,173,877
Bowman Consulting Group Ltd.
(a) (b)
........ 256,552 8,925,444
Comfort Systems USA, Inc.
(b)
............ 867,540 275,626,133
Concrete Pumping Holdings, Inc.
(a) (b)
....... 594,513 4,696,653
Construction Partners, Inc. , Class A
(a) (b)
..... 1,053,827 59,172,386
Dycom Industries, Inc.
(a)
............... 703,410 100,960,437
Fluor Corp.
(a) (b)
...................... 3,509,583 148,385,169
Granite Construction, Inc. .............. 1,086,839 62,091,112
Great Lakes Dredge & Dock Corp.
(a)
....... 1,603,401 14,029,759
IES Holdings, Inc.
(a) (b)
................. 201,053 24,456,087
INNOVATE Corp.
(a) (b)
.................. 1,219,719 854,657
Limbach Holdings, Inc.
(a) (b)
.............. 224,318 9,291,252
MYR Group, Inc.
(a) (b)
.................. 403,428 71,305,899
Northwest Pipe Co.
(a) (b)
................ 227,720 7,897,330
Primoris Services Corp. ............... 1,311,813 55,843,879
Sterling Infrastructure, Inc.
(a) (b)
........... 734,574 81,030,858
Tutor Perini Corp.
(a) (b)
................. 1,042,431 15,073,552
1,277,682,561
Construction Materials — 0.4%
Knife River Corp.
(a)
................... 1,390,060 112,706,065
Summit Materials, Inc. , Class A
(a) (b)
........ 2,936,116 130,862,690
United States Lime & Minerals, Inc.
(b)
...... 49,776 14,840,217
258,408,972
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a) (b)
............ 121,680 3,600,511
Bread Financial Holdings, Inc. ........... 642,741 23,935,675
Consumer Portfolio Services, Inc.
(a) (b)
....... 210,615 1,592,249
Encore Capital Group, Inc.
(a) (b)
........... 571,271 26,055,670
Enova International, Inc.
(a)
.............. 694,673 43,646,305
FirstCash Holdings, Inc. ............... 925,113 117,988,912
Green Dot Corp. , Class A
(a) (b)
............ 1,011,599 9,438,219
LendingClub Corp.
(a) (b)
................. 2,706,176 23,787,287
LendingTree, Inc.
(a) (b)
................. 264,248 11,188,260
Navient Corp. ...................... 2,130,661 37,073,501
Nelnet, Inc. , Class A .................. 321,749 30,453,543
NerdWallet, Inc. , Class A
(a) (b)
............ 835,609 12,283,452
OppFi, Inc. , Class A
(a) (b)
................ 268,137 670,343
PRA Group, Inc.
(a) (b)
.................. 950,757 24,795,743
PROG Holdings, Inc. ................. 1,091,067 37,576,347
Regional Management Corp. ............ 204,684 4,955,400
Upstart Holdings, Inc.
(a) (b)
............... 1,822,163 48,997,963
World Acceptance Corp.
(a) (b)
............. 101,717 14,746,931
472,786,311
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................. 799,378 45,860,316
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 861,269 32,435,391
HF Foods Group, Inc.
(a) (b)
............... 921,999 3,226,996
Ingles Markets, Inc. , Class A ............ 349,326 26,786,318
Natural Grocers by Vitamin Cottage, Inc. .... 231,488 4,178,358
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
PriceSmart, Inc. ..................... 619,878 $ 52,069,752
SpartanNash Co. .................... 861,728 17,415,523
Sprouts Farmers Market, Inc.
(a) (b)
......... 2,497,101 161,013,072
United Natural Foods, Inc.
(a) (b)
........... 1,456,685 16,737,311
Village Super Market, Inc. , Class A ........ 202,664 5,798,217
Weis Markets, Inc.
(b)
.................. 407,819 26,263,544
391,784,798
Containers & Packaging — 0.3%
Greif, Inc. , Class A, NVS ............... 615,763 42,518,435
Greif, Inc. , Class B ................... 122,482 8,514,949
Myers Industries, Inc. ................. 907,123 21,018,040
O-I Glass, Inc.
(a) (b)
.................... 3,809,728 63,203,387
Pactiv Evergreen, Inc. ................ 998,871 14,303,833
Ranpak Holdings Corp. , Class A
(a) (b)
....... 1,082,249 8,517,300
TriMas Corp. ....................... 1,004,291 26,844,698
184,920,642
Distributors — 0.0%
Weyco Group, Inc. ................... 135,596 4,322,800
Diversified Consumer Services — 1.1%
2U, Inc.
(a) (b)
........................ 2,167,286 844,591
Adtalem Global Education, Inc.
(a) (b)
........ 959,186 49,302,160
Carriage Services, Inc. ................ 323,314 8,742,411
Chegg, Inc.
(a) (b)
..................... 2,796,977 21,173,116
Coursera, Inc.
(a) (b)
.................... 3,244,629 45,489,699
Duolingo, Inc. , Class A
(a) (b)
.............. 725,433 160,016,011
European Wax Center, Inc. , Class A
(a)
...... 827,678 10,743,261
Frontdoor, Inc.
(a) (b)
................... 1,972,377 64,260,043
Graham Holdings Co. , Class B ........... 86,451 66,366,704
Laureate Education, Inc. ............... 3,210,348 46,774,770
Lincoln Educational Services Corp.
(a) (b)
...... 531,498 5,490,374
Nerdy, Inc. , Class A
(a)
................. 1,559,632 4,538,529
OneSpaWorld Holdings Ltd.
(a)
........... 2,042,174 27,017,962
Perdoceo Education Corp. .............. 1,555,878 27,321,218
Strategic Education, Inc.
(b)
.............. 557,894 58,087,923
Stride, Inc.
(a) (b)
...................... 1,038,319 65,466,013
Udemy, Inc.
(a) (b)
..................... 2,195,384 24,105,316
Universal Technical Institute, Inc.
(a)
........ 958,450 15,277,693
WW International, Inc.
(a) (b)
.............. 1,332,868 2,465,806
703,483,600
Diversified REITs — 0.5%
Alexander & Baldwin, Inc. .............. 1,837,684 30,266,655
Alpine Income Property Trust, Inc. ........ 323,481 4,942,790
American Assets Trust, Inc. ............. 1,219,152 26,711,620
Armada Hoffler Properties, Inc. .......... 1,641,107 17,067,513
Broadstone Net Lease, Inc. ............. 4,641,727 72,735,862
CTO Realty Growth, Inc. ............... 535,499 9,076,708
Empire State Realty Trust, Inc. , Class A ..... 3,226,538 32,684,830
Essential Properties Realty Trust, Inc. ...... 3,862,098 102,963,533
Gladstone Commercial Corp. ............ 973,709 13,476,133
Global Net Lease, Inc. ................ 4,794,453 37,252,900
NexPoint Diversified Real Estate Trust
(b)
.... 769,485 5,078,601
One Liberty Properties, Inc. ............. 415,806 9,393,057
361,650,202
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a) (b)
..................... 312,147 10,491,261
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 2,780,977 8,064,833
ATN International, Inc. ................ 260,500 8,207,052
Bandwidth, Inc. , Class A
(a)
.............. 574,160 10,484,162
Cogent Communications Holdings, Inc.
(b)
.... 1,068,197 69,785,310
Consolidated Communications Holdings,
Inc.
(a) (b)
......................... 1,839,592 7,947,037
EchoStar Corp. , Class A
(a) (b)
............. 2,983,862 42,520,034

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Globalstar, Inc.
(a) (b)
................... 17,655,448 $ 25,953,509
IDT Corp. , Class B ................... 373,987 14,140,448
Liberty Latin America Ltd. , Class A
(a) (b)
...... 871,217 6,072,383
Liberty Latin America Ltd. , Class C, NVS
(a)
... 3,323,181 23,229,035
Lumen Technologies, Inc.
(a)
............. 24,709,232 38,546,402
Ooma, Inc.
(a) (b)
...................... 553,355 4,720,118
Shenandoah Telecommunications Co. ...... 1,173,971 20,391,876
290,553,460
Electric Utilities — 0.7%
ALLETE, Inc. ...................... 1,423,037 84,869,927
Genie Energy Ltd. , Class B ............. 479,904 7,236,952
MGE Energy, Inc. .................... 895,807 70,517,927
Otter Tail Corp.
(b)
.................... 1,008,211 87,109,430
PNM Resources, Inc. ................. 2,093,286 78,791,285
Portland General Electric Co. ............ 2,524,735 106,038,870
434,564,391
Electrical Equipment — 1.4%
Allient, Inc. ........................ 310,732 11,086,918
Amprius Technologies, Inc.
(a) (b)
........... 180,838 479,221
Array Technologies, Inc.
(a) (b)
............. 3,709,122 55,303,009
Atkore, Inc.
(b)
....................... 913,247 173,845,699
Babcock & Wilcox Enterprises, Inc.
(a) (b)
...... 1,553,175 1,755,088
Blink Charging Co.
(a) (b)
................. 1,326,142 3,991,687
Bloom Energy Corp. , Class A
(a) (b)
......... 4,731,277 53,179,554
Dragonfly Energy Holdings Corp.
(a) (b)
....... 603,141 325,696
Encore Wire Corp.
(b)
.................. 368,275 96,775,305
Energy Vault Holdings, Inc.
(a) (b)
........... 2,392,460 4,282,503
EnerSys
(b)
......................... 998,546 94,322,655
Enovix Corp.
(a) (b)
..................... 3,393,230 27,179,772
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 3,602,427 3,710,500
ESS Tech, Inc.
(a) (b)
................... 2,158,305 1,561,102
Fluence Energy, Inc. , Class A
(a) (b)
......... 1,438,039 24,935,596
FTC Solar, Inc.
(a) (b)
................... 1,464,414 789,319
FuelCell Energy, Inc.
(a) (b)
............... 11,159,932 13,280,319
GrafTech International Ltd. ............. 4,816,392 6,646,621
LSI Industries, Inc. ................... 675,279 10,210,219
NEXTracker, Inc. , Class A
(a) (b)
............ 3,081,841 173,415,193
NuScale Power Corp. , Class A
(a) (b)
......... 1,379,583 7,325,586
Powell Industries, Inc. ................. 225,667 32,112,414
Preformed Line Products Co.
(b)
........... 60,340 7,763,948
SES AI Corp. , Class A
(a) (b)
.............. 3,118,721 5,239,451
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 4,181,668 46,751,048
SKYX Platforms Corp.
(a) (b)
.............. 1,399,088 1,832,805
Stem, Inc.
(a) (b)
...................... 3,519,560 7,707,836
SunPower Corp.
(a) (b)
.................. 2,133,755 6,401,265
Thermon Group Holdings, Inc.
(a) (b)
......... 814,204 26,640,755
TPI Composites, Inc.
(a) (b)
............... 1,065,534 3,100,704
Vicor Corp.
(a)
....................... 542,594 20,748,795
922,700,583
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(a) (b)
.................. 535,380 4,042,119
Advanced Energy Industries, Inc.
(b)
........ 918,346 93,652,925
Aeva Technologies, Inc.
(a) (b)
............. 400,696 1,574,735
Akoustis Technologies, Inc.
(a) (b)
........... 2,067,874 1,222,320
Arlo Technologies, Inc.
(a)
............... 2,187,635 27,673,583
Badger Meter, Inc.
(b)
.................. 716,693 115,968,094
Bel Fuse, Inc. , Class B, NVS ............ 255,001 15,379,110
Belden, Inc.
(b)
...................... 1,022,364 94,681,130
Benchmark Electronics, Inc. ............ 880,929 26,436,679
Climb Global Solutions, Inc. ............. 100,747 7,140,947
CTS Corp.
(b)
....................... 756,457 35,394,623
Daktronics, Inc.
(a) (b)
................... 919,706 9,160,272
ePlus, Inc.
(a) (b)
...................... 657,435 51,634,945
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Evolv Technologies Holdings, Inc.
(a) (b)
...... 2,756,815 $ 12,267,827
Fabrinet
(a)
......................... 901,257 170,355,598
FARO Technologies, Inc.
(a) (b)
............ 458,713 9,866,917
Insight Enterprises, Inc.
(a) (b)
............. 692,602 128,491,523
Iteris, Inc.
(a) (b)
....................... 949,398 4,690,026
Itron, Inc.
(a)
........................ 1,117,320 103,374,446
Kimball Electronics, Inc.
(a) (b)
............. 578,647 12,527,708
Knowles Corp.
(a)
.................... 2,179,297 35,086,682
Lightwave Logic, Inc.
(a) (b)
............... 2,860,399 13,386,667
Luna Innovations, Inc.
(a) (b)
.............. 786,017 2,519,185
Methode Electronics, Inc. .............. 825,201 10,050,948
MicroVision, Inc.
(a) (b)
.................. 4,636,007 8,530,253
Mirion Technologies, Inc. , Class A
(a) (b)
...... 4,918,755 55,926,244
Motomova, Inc. , NVS
(a) (d)
............... 26,106 —
Napco Security Technologies, Inc. ........ 810,101 32,533,656
nLight, Inc.
(a) (b)
...................... 1,093,302 14,212,926
Novanta, Inc.
(a) (b)
.................... 876,524 153,190,100
OSI Systems, Inc.
(a)
.................. 394,980 56,411,044
PAR Technology Corp.
(a) (b)
.............. 664,720 30,151,699
PC Connection, Inc. .................. 287,459 18,952,172
Plexus Corp.
(a) (b)
..................... 674,312 63,938,264
Presto Automation, Inc.
(a) (b)
............. 198,339 34,511
Richardson Electronics Ltd. ............. 285,861 2,632,780
Rogers Corp.
(a)
..................... 424,564 50,391,501
Sanmina Corp.
(a)
.................... 1,351,881 84,059,961
ScanSource, Inc.
(a)
................... 629,365 27,717,235
SmartRent, Inc. , Class A
(a) (b)
............. 4,611,013 12,357,515
TTM Technologies, Inc.
(a)
............... 2,488,117 38,939,031
Vishay Intertechnology, Inc. ............. 3,123,468 70,840,254
Vishay Precision Group, Inc.
(a)
........... 296,152 10,463,050
Vuzix Corp.
(a) (b)
..................... 1,460,056 1,766,668
1,719,627,873
Energy Equipment & Services — 2.6%
Archrock, Inc. ...................... 3,410,623 67,086,954
Atlas Energy Solutions, Inc.
(b)
............ 437,588 9,898,241
Borr Drilling Ltd.
(b)
................... 5,374,710 36,816,764
Bristow Group, Inc.
(a)
................. 562,671 15,304,651
Cactus, Inc. , Class A ................. 1,603,334 80,311,000
ChampionX Corp.
(b)
.................. 4,809,574 172,615,611
Core Laboratories, Inc.
(b)
............... 1,161,087 19,831,366
Diamond Offshore Drilling, Inc.
(a) (b)
........ 2,473,162 33,733,930
DMC Global, Inc.
(a)
................... 476,419 9,285,406
Dril-Quip, Inc.
(a) (b)
.................... 821,910 18,517,632
Expro Group Holdings NV
(a) (b)
............ 2,188,733 43,708,998
Forum Energy Technologies, Inc.
(a) (b)
....... 228,752 4,570,465
Helix Energy Solutions Group, Inc.
(a)
....... 3,527,453 38,237,591
Helmerich & Payne, Inc. ............... 2,399,816 100,936,261
KLX Energy Services Holdings, Inc.
(a) (b)
..... 306,219 2,370,135
Kodiak Gas Services, Inc. .............. 389,059 10,636,873
Liberty Energy, Inc. , Class A ............ 4,020,551 83,305,817
Mammoth Energy Services, Inc.
(a) (b)
........ 553,803 2,015,843
Nabors Industries Ltd.
(a)
............... 225,571 19,428,430
Newpark Resources, Inc.
(a)
............. 1,845,699 13,325,947
Noble Corp. plc ..................... 2,764,200 134,036,058
Oceaneering International, Inc.
(a) (b)
........ 2,464,861 57,677,747
Oil States International, Inc.
(a)
............ 1,574,321 9,697,817
Patterson-UTI Energy, Inc. ............. 8,659,277 103,391,767
ProFrac Holding Corp. , Class A
(a) (b)
........ 657,693 5,498,313
ProPetro Holding Corp.
(a)
............... 2,347,902 18,971,048
Ranger Energy Services, Inc. ............ 350,329 3,955,214
RPC, Inc. ......................... 2,109,435 16,327,027
SEACOR Marine Holdings, Inc.
(a)
......... 579,475 8,077,881
Seadrill Ltd.
(a) (b)
..................... 1,154,927 58,092,828
Select Water Solutions, Inc. , Class A ....... 1,959,324 18,084,561

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Solaris Oilfield Infrastructure, Inc. , Class A ... 736,088 $ 6,381,883
TETRA Technologies, Inc.
(a) (b)
............ 3,082,271 13,654,461
Tidewater, Inc.
(a) (b)
................... 1,137,998 104,695,816
US Silica Holdings, Inc.
(a)
.............. 1,849,280 22,949,565
Valaris Ltd.
(a) (b)
...................... 1,451,260 109,221,828
Weatherford International plc
(a)
........... 1,743,198 201,199,913
1,673,851,642
Entertainment — 0.4%
(b)
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 271,477 11,374,886
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
1,084,723 42,369,281
Cinemark Holdings, Inc.
(a)
.............. 2,703,720 48,585,848
IMAX Corp.
(a)
...................... 1,103,072 17,836,674
Lions Gate Entertainment Corp. , Class A
(a)
... 1,568,842 15,609,978
Lions Gate Entertainment Corp. , Class B,
NVS
(a)
......................... 2,817,274 26,228,821
Loop Media, Inc.
(a)
................... 820,086 300,479
Madison Square Garden Entertainment Corp.
(a)
973,503 38,171,053
Marcus Corp. (The) .................. 602,712 8,594,673
Playstudios, Inc. , Class A
(a)
............. 2,054,160 5,710,565
Reservoir Media, Inc.
(a)
................ 477,722 3,788,335
Sphere Entertainment Co. , Class A
(a)
....... 655,707 32,182,100
Vivid Seats, Inc. , Class A
(a)
............. 1,800,212 10,783,270
261,535,963
Financial Services — 2.4%
Acacia Research Corp.
(a) (b)
.............. 820,130 4,371,293
Alerus Financial Corp. ................ 472,717 10,319,412
A-Mark Precious Metals, Inc. ............ 472,968 14,515,388
AvidXchange Holdings, Inc.
(a) (b)
........... 3,755,262 49,381,695
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 683,200 20,236,384
Cannae Holdings, Inc.
(a)
............... 1,659,131 36,899,073
Cantaloupe, Inc.
(a)
................... 1,438,729 9,251,027
Cass Information Systems, Inc. .......... 351,046 16,909,886
Compass Diversified Holdings ........... 1,584,982 38,150,517
Enact Holdings, Inc. .................. 777,724 24,249,434
Essent Group Ltd. ................... 2,596,428 154,513,430
EVERTEC, Inc. ..................... 1,590,639 63,466,496
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 229,473 45,178,644
Finance of America Cos., Inc. , Class A
(a) (b)
... 1,149,530 845,020
Flywire Corp.
(a) (b)
.................... 2,614,292 64,860,585
I3 Verticals, Inc. , Class A
(a) (b)
............ 562,849 12,883,614
International Money Express, Inc.
(a) (b)
....... 777,625 17,753,179
Jackson Financial, Inc. , Class A .......... 1,716,369 113,520,646
Marqeta, Inc. , Class A
(a) (b)
.............. 11,569,165 68,952,223
Merchants Bancorp .................. 407,413 17,592,093
Mr Cooper Group, Inc.
(a) (b)
.............. 1,594,465 124,288,547
NewtekOne, Inc. .................... 611,223 6,723,453
NMI Holdings, Inc. , Class A
(a)
............ 2,001,925 64,742,255
Ocwen Financial Corp.
(a) (b)
.............. 165,701 4,475,584
Pagseguro Digital Ltd. , Class A
(a)
......... 4,889,757 69,825,730
Payoneer Global, Inc.
(a)
................ 5,753,020 27,959,677
Paysafe Ltd.
(a)
...................... 800,434 12,638,853
Paysign, Inc.
(a) (b)
..................... 821,162 3,005,453
PennyMac Financial Services, Inc. ........ 637,115 58,034,805
Priority Technology Holdings, Inc.
(a) (b)
....... 282,649 924,262
Radian Group, Inc. ................... 3,231,567 108,160,548
Remitly Global, Inc.
(a) (b)
................ 3,339,610 69,263,511
Repay Holdings Corp. , Class A
(a) (b)
........ 2,035,779 22,393,569
Security National Financial Corp. , Class A
(a) (b)
. 305,272 2,414,704
StoneCo Ltd. , Class A
(a)
............... 7,147,609 118,721,786
SWK Holdings Corp.
(a) (b)
............... 40,845 711,520
Velocity Financial, Inc.
(a) (b)
.............. 221,973 3,995,514
Security
Shares
Shares Value
Financial Services (continued)
Walker & Dunlop, Inc. ................. 790,771 $ 79,915,317
Waterstone Financial, Inc. .............. 491,434 5,980,752
1,568,025,879
Food Products — 0.9%
Alico, Inc.
(b)
........................ 175,493 5,138,435
B&G Foods, Inc. .................... 1,928,395 22,060,839
Benson Hill, Inc.
(a) (b)
.................. 4,216,537 845,416
Beyond Meat, Inc.
(a) (b)
................. 1,474,806 12,211,394
BRC, Inc. , Class A
(a) (b)
................. 983,200 4,208,096
Calavo Growers, Inc. ................. 429,450 11,943,004
Cal-Maine Foods, Inc. ................. 1,007,260 59,277,251
Dole plc .......................... 1,763,797 21,042,098
Forafric Global plc
(a) (b)
................. 50,367 521,802
Fresh Del Monte Produce, Inc. ........... 847,906 21,969,244
Hain Celestial Group, Inc. (The)
(a) (b)
........ 2,200,317 17,294,492
J & J Snack Foods Corp. ............... 368,255 53,234,943
J M Smucker Co. (The) ................ 1 126
John B Sanfilippo & Son, Inc. ............ 217,623 23,050,628
Lancaster Colony Corp. ............... 476,713 98,979,920
Limoneira Co. ...................... 423,246 8,278,692
Mission Produce, Inc.
(a) (b)
............... 1,160,815 13,778,874
Seneca Foods Corp. , Class A
(a) (b)
......... 121,592 6,918,585
Simply Good Foods Co. (The)
(a) (b)
......... 2,213,830 75,336,635
SunOpta, Inc.
(a) (b)
.................... 2,311,664 15,881,132
TreeHouse Foods, Inc.
(a) (b)
.............. 1,251,652 48,751,845
Utz Brands, Inc. , Class A
(b)
............. 1,749,329 32,257,627
Vital Farms, Inc.
(a) (b)
.................. 761,860 17,713,245
Westrock Coffee Co.
(a) (b)
............... 652,976 6,745,242
577,439,565
Gas Utilities — 0.9%
Brookfield Infrastructure Corp. , Class A ..... 2,937,441 105,865,374
Chesapeake Utilities Corp. ............. 534,346 57,335,326
New Jersey Resources Corp. ............ 2,386,787 102,417,030
Northwest Natural Holding Co. ........... 905,031 33,685,254
ONE Gas, Inc. ...................... 1,362,131 87,898,313
RGC Resources, Inc. ................. 176,887 3,580,193
Southwest Gas Holdings, Inc. ........... 1,533,669 116,758,221
Spire, Inc. ......................... 1,284,912 78,855,049
586,394,760
Ground Transportation — 0.4%
ArcBest Corp.
(b)
..................... 584,421 83,279,993
Covenant Logistics Group, Inc. , Class A ..... 202,440 9,385,118
Daseke, Inc.
(a)
...................... 1,118,015 9,279,525
FTAI Infrastructure, Inc. ................ 2,428,025 15,247,997
Heartland Express, Inc. ................ 1,126,859 13,454,696
Marten Transport Ltd. ................. 1,418,343 26,210,979
PAM Transportation Services, Inc.
(a) (b)
...... 165,291 2,679,367
RXO, Inc.
(a) (b)
....................... 2,841,804 62,150,253
Universal Logistics Holdings, Inc. ......... 166,550 6,140,699
Werner Enterprises, Inc. ............... 1,563,453 61,162,281
288,990,908
Health Care Equipment & Supplies — 2.6%
Accuray, Inc.
(a) (b)
..................... 2,289,392 5,654,798
Alphatec Holdings, Inc.
(a) (b)
.............. 2,245,590 30,966,686
AngioDynamics, Inc.
(a) (b)
............... 937,686 5,504,217
Artivion, Inc.
(a) (b)
..................... 962,539 20,367,325
AtriCure, Inc.
(a) (b)
.................... 1,144,185 34,806,108
Atrion Corp. ....................... 33,807 15,671,235
Avanos Medical, Inc.
(a) (b)
............... 1,134,106 22,580,050
AxoGen, Inc.
(a) (b)
.................... 1,007,088 8,127,200
Axonics, Inc.
(a) (b)
..................... 1,217,848 83,994,977
Beyond Air, Inc.
(a) (b)
................... 652,862 1,135,980

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Butterfly Network, Inc. , Class A
(a) (b)
........ 3,654,138 $ 3,946,469
Cerus Corp.
(a) (b)
..................... 4,358,972 8,238,457
ClearPoint Neuro, Inc.
(a) (b)
.............. 545,072 3,706,490
CONMED Corp.
(b)
................... 753,676 60,354,374
Cutera, Inc.
(a) (b)
..................... 446,526 656,393
CVRx, Inc.
(a) (b)
...................... 269,127 4,900,803
Embecta Corp. ..................... 1,425,576 18,917,394
Glaukos Corp.
(a) (b)
.................... 1,162,319 109,595,059
Haemonetics Corp.
(a) (b)
................ 1,227,350 104,754,322
Inari Medical, Inc.
(a) (b)
................. 1,305,495 62,637,650
Inmode Ltd.
(a) (b)
..................... 1,898,965 41,036,634
Inogen, Inc.
(a) (b)
..................... 598,980 4,833,769
Integer Holdings Corp.
(a) (b)
.............. 815,068 95,102,134
iRadimed Corp. ..................... 172,782 7,600,680
iRhythm Technologies, Inc.
(a) (b)
........... 753,726 87,432,216
KORU Medical Systems, Inc.
(a) (b)
.......... 685,647 1,618,127
Lantheus Holdings, Inc.
(a) (b)
............. 1,661,043 103,383,316
LeMaitre Vascular, Inc. ................ 478,860 31,777,150
LivaNova plc
(a)
...................... 1,326,372 74,197,250
Merit Medical Systems, Inc.
(a) (b)
........... 1,386,008 104,990,106
Nano-X Imaging Ltd.
(a) (b)
............... 1,171,639 11,446,913
Neogen Corp.
(a) (b)
.................... 5,310,696 83,802,783
Nevro Corp.
(a) (b)
..................... 879,827 12,704,702
Omnicell, Inc.
(a) (b)
.................... 1,104,355 32,280,297
OraSure Technologies, Inc.
(a)
............ 1,765,077 10,855,224
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 317,314 1,672,245
Orthofix Medical, Inc.
(a)
................ 866,937 12,587,925
OrthoPediatrics Corp.
(a) (b)
............... 387,469 11,298,596
Outset Medical, Inc.
(a) (b)
................ 1,250,238 2,775,528
Paragon 28, Inc.
(a) (b)
.................. 1,070,094 13,215,661
PROCEPT BioRobotics Corp.
(a) (b)
......... 989,993 48,925,454
Pulmonx Corp.
(a) (b)
................... 903,600 8,376,372
Pulse Biosciences, Inc.
(a) (b)
.............. 393,855 3,430,477
RxSight, Inc.
(a) (b)
..................... 694,961 35,846,088
Sanara Medtech, Inc.
(a) (b)
............... 94,563 3,498,831
Semler Scientific, Inc.
(a) (b)
............... 113,303 3,309,581
SI-BONE, Inc.
(a) (b)
.................... 972,109 15,913,424
Sight Sciences, Inc.
(a) (b)
................ 512,815 2,707,663
Silk Road Medical, Inc.
(a) (b)
.............. 945,556 17,322,586
STAAR Surgical Co.
(a) (b)
................ 1,201,763 46,003,488
Surmodics, Inc.
(a)
.................... 335,950 9,856,773
Tactile Systems Technology, Inc.
(a) (b)
....... 574,681 9,338,566
Tela Bio, Inc.
(a) (b)
..................... 379,502 2,151,776
TransMedics Group, Inc.
(a) (b)
............. 774,034 57,232,074
Treace Medical Concepts, Inc.
(a) (b)
......... 1,104,384 14,412,211
UFP Technologies, Inc.
(a) (b)
.............. 173,652 43,795,034
Utah Medical Products, Inc. ............. 70,766 5,032,170
Varex Imaging Corp.
(a) (b)
............... 948,802 17,173,316
Vicarious Surgical, Inc. , Class A
(a) (b)
........ 1,630,600 491,626
Zimvie, Inc.
(a) (b)
..................... 634,660 10,465,543
Zynex, Inc.
(a) (b)
...................... 430,012 5,319,248
1,711,729,544
Health Care Providers & Services — 2.5%
23andMe Holding Co. , Class A
(a) (b)
........ 7,560,935 4,022,417
Accolade, Inc.
(a) (b)
.................... 1,697,942 17,794,432
AdaptHealth Corp.
(a) (b)
................. 2,340,110 26,934,666
Addus HomeCare Corp.
(a)
.............. 384,361 39,719,866
Agiliti, Inc.
(a)
....................... 740,658 7,495,459
AirSculpt Technologies, Inc.
(a) (b)
.......... 287,137 1,763,021
Alignment Healthcare, Inc.
(a) (b)
........... 2,072,393 10,279,069
AMN Healthcare Services, Inc.
(a) (b)
........ 935,344 58,468,354
Astrana Health, Inc.
(a) (b)
................ 1,059,285 44,479,377
Aveanna Healthcare Holdings, Inc.
(a) (b)
...... 1,218,515 3,034,102
BrightSpring Health Services, Inc.
(a) (b)
...... 1,315,840 14,303,181
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.
(a) (b)
.......... 4,560,061 $ 30,142,003
CareMax, Inc.
(a) (b)
.................... 64,888 312,760
Castle Biosciences, Inc.
(a)
.............. 609,187 13,493,492
Community Health Systems, Inc.
(a) (b)
....... 3,111,020 10,888,570
CorVel Corp.
(a) (b)
..................... 210,598 55,378,850
Cross Country Healthcare, Inc.
(a) (b)
........ 832,199 15,578,765
DocGo, Inc.
(a) (b)
..................... 1,895,111 7,656,248
Enhabit, Inc.
(a) (b)
..................... 1,227,291 14,297,940
Ensign Group, Inc. (The)
(b)
.............. 1,330,449 165,534,465
Fulgent Genetics, Inc.
(a) (b)
.............. 504,909 10,956,525
Guardant Health, Inc.
(a) (b)
............... 2,765,976 57,062,085
HealthEquity, Inc.
(a) (b)
................. 2,085,351 170,227,202
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 3,035,585 46,960,500
InfuSystem Holdings, Inc.
(a) (b)
............ 400,089 3,428,763
Innovage Holding Corp.
(a) (b)
............. 466,716 2,072,219
Joint Corp. (The)
(a) (b)
.................. 354,099 4,624,533
LifeStance Health Group, Inc.
(a) (b)
......... 2,597,140 16,024,354
ModivCare, Inc.
(a) (b)
................... 313,457 7,350,567
National HealthCare Corp. .............. 303,170 28,652,597
National Research Corp. ............... 335,949 13,306,940
NeoGenomics, Inc.
(a) (b)
................ 3,118,034 49,015,495
OPKO Health, Inc.
(a) (b)
................. 10,019,691 12,023,629
Option Care Health, Inc.
(a) (b)
............. 4,105,773 137,707,626
Owens & Minor, Inc.
(a) (b)
................ 1,821,810 50,482,355
P3 Health Partners, Inc. , Class A
(a) (b)
....... 993,209 1,023,005
Patterson Cos., Inc. .................. 2,048,372 56,637,486
Pediatrix Medical Group, Inc.
(a) (b)
.......... 2,067,051 20,732,522
Pennant Group, Inc. (The)
(a)
............. 697,356 13,689,098
PetIQ, Inc. , Class A
(a) (b)
................ 664,693 12,150,588
Privia Health Group, Inc.
(a) (b)
............. 2,740,689 53,690,098
Progyny, Inc.
(a) (b)
.................... 1,937,031 73,897,733
Quipt Home Medical Corp.
(a) (b)
........... 860,611 3,760,870
RadNet, Inc.
(a)
...................... 1,481,079 72,069,304
Select Medical Holdings Corp. ........... 2,549,743 76,874,752
Surgery Partners, Inc.
(a) (b)
.............. 1,854,870 55,330,772
US Physical Therapy, Inc. .............. 365,759 41,283,218
Viemed Healthcare, Inc.
(a) (b)
............. 780,997 7,364,802
1,639,976,675
Health Care REITs — 0.5%
CareTrust REIT, Inc. .................. 2,959,432 72,121,358
Community Healthcare Trust, Inc. ......... 665,307 17,663,901
Diversified Healthcare Trust ............. 5,905,894 14,528,499
Global Medical REIT, Inc. .............. 1,523,520 13,330,800
LTC Properties, Inc. .................. 1,009,105 32,806,003
National Health Investors, Inc. ........... 1,036,402 65,117,138
Sabra Health Care REIT, Inc. ............ 5,723,722 84,539,374
Universal Health Realty Income Trust ...... 325,614 11,953,290
312,060,363
Health Care Technology — 0.4%
American Well Corp. , Class A
(a)
.......... 5,997,758 4,862,382
Definitive Healthcare Corp. , Class A
(a) (b)
..... 1,172,418 9,461,413
Evolent Health, Inc. , Class A
(a) (b)
.......... 2,752,388 90,250,803
Health Catalyst, Inc.
(a) (b)
................ 1,396,283 10,514,011
HealthStream, Inc. ................... 586,236 15,629,052
Multiplan Corp. , Class A
(a) (b)
............. 9,568,308 7,761,812
OptimizeRx Corp.
(a) (b)
................. 402,799 4,894,008
Phreesia, Inc.
(a) (b)
.................... 1,305,612 31,243,295
Schrodinger, Inc.
(a) (b)
.................. 1,332,230 35,970,210
Sharecare, Inc. , Class A
(a) (b)
............. 7,574,424 5,813,370
Simulations Plus, Inc.
(b)
................ 381,135 15,683,705
TruBridge, Inc.
(a) (b)
................... 352,573 3,250,723
235,334,784

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT, Inc. ............. 5,351,057 $ 87,650,314
Braemar Hotels & Resorts, Inc. .......... 1,663,399 3,326,798
Chatham Lodging Trust ................ 1,208,101 12,213,901
DiamondRock Hospitality Co.
(b)
.......... 5,240,318 50,359,456
Pebblebrook Hotel Trust
(b)
.............. 2,924,755 45,070,475
RLJ Lodging Trust ................... 3,820,844 45,162,376
Ryman Hospitality Properties, Inc. ........ 1,435,113 165,913,414
Service Properties Trust ............... 4,079,514 27,659,105
Summit Hotel Properties, Inc. ............ 2,593,287 16,882,298
Sunstone Hotel Investors, Inc. ........... 5,069,240 56,471,334
Xenia Hotels & Resorts, Inc. ............ 2,602,153 39,058,316
549,767,787
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc. , Class A
(a) (b)
...... 1,257,710 14,828,401
Bally's Corp.
(a) (b)
..................... 721,394 10,056,232
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
..... 17,624 3,342,920
BJ's Restaurants, Inc.
(a) (b)
.............. 557,190 20,159,134
Bloomin' Brands, Inc. ................. 2,164,964 62,091,168
Bowlero Corp. , Class A
(b)
............... 406,921 5,574,818
Brinker International, Inc.
(a) (b)
............ 1,082,521 53,779,643
Carrols Restaurant Group, Inc. ........... 857,104 8,151,059
Century Casinos, Inc.
(a) (b)
............... 623,331 1,969,726
Cheesecake Factory, Inc. (The)
(b)
......... 1,179,845 42,651,397
Chuy's Holdings, Inc.
(a) (b)
............... 412,724 13,921,181
Cracker Barrel Old Country Store, Inc. ...... 546,601 39,754,291
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 831,658 52,061,791
Denny's Corp.
(a) (b)
.................... 1,225,884 10,983,921
Dine Brands Global, Inc. ............... 387,777 18,023,875
El Pollo Loco Holdings, Inc.
(a)
............ 678,605 6,609,613
Everi Holdings, Inc.
(a) (b)
................ 1,998,304 20,082,955
First Watch Restaurant Group, Inc.
(a) (b)
...... 524,966 12,924,663
Full House Resorts, Inc.
(a) (b)
............. 775,474 4,319,390
Global Business Travel Group I
(a) (b)
........ 763,715 4,589,927
Golden Entertainment, Inc. ............. 502,424 18,504,276
Hilton Grand Vacations, Inc.
(a) (b)
.......... 1,934,337 91,320,050
Inspired Entertainment, Inc.
(a) (b)
........... 516,976 5,097,383
International Game Technology plc ........ 2,658,382 60,052,849
Jack in the Box, Inc. .................. 485,970 33,279,226
Krispy Kreme, Inc.
(b)
.................. 2,134,352 32,516,853
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 143,268 16,498,743
Life Time Group Holdings, Inc.
(a) (b)
......... 1,114,042 17,289,932
Light & Wonder, Inc. , Class A
(a) (b)
......... 2,217,472 226,381,717
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 860,837 8,031,609
Monarch Casino & Resort, Inc. ........... 333,564 25,013,964
Mondee Holdings, Inc. , Class A
(a) (b)
........ 1,112,884 2,570,762
Nathan's Famous, Inc. ................ 56,898 4,028,378
Noodles & Co. , Class A
(a) (b)
............. 1,016,164 1,940,873
ONE Group Hospitality, Inc. (The)
(a) (b)
...... 502,404 2,798,390
Papa John's International, Inc. ........... 803,723 53,527,952
PlayAGS, Inc.
(a)
..................... 903,738 8,115,567
Portillo's, Inc. , Class A
(a) (b)
.............. 1,105,075 15,669,964
Potbelly Corp.
(a) (b)
.................... 629,857 7,627,568
RCI Hospitality Holdings, Inc.
(b)
........... 212,951 12,351,158
Red Robin Gourmet Burgers, Inc.
(a) (b)
....... 386,756 2,962,551
Red Rock Resorts, Inc. , Class A .......... 1,171,617 70,086,129
Rush Street Interactive, Inc. , Class A
(a) (b)
.... 1,581,987 10,298,735
Sabre Corp.
(a) (b)
..................... 8,125,964 19,664,833
Shake Shack, Inc. , Class A
(a) (b)
........... 925,280 96,256,878
Six Flags Entertainment Corp.
(a) (b)
......... 1,792,150 47,169,388
Super Group SGHC Ltd.
(a) (b)
............. 3,302,669 11,394,208
Sweetgreen, Inc. , Class A
(a) (b)
............ 2,400,176 60,628,446
Target Hospitality Corp.
(a) (b)
............. 778,786 8,465,404
United Parks & Resorts, Inc.
(a) (b)
.......... 901,316 50,662,972
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc. , Class A
(a)
........ 574,134 $ 9,496,176
1,435,579,039
Household Durables — 2.4%
Beazer Homes USA, Inc.
(a)
............. 716,552 23,502,906
Cavco Industries, Inc.
(a) (b)
............... 203,245 81,106,950
Century Communities, Inc. ............. 708,159 68,337,343
Cricut, Inc. , Class A .................. 1,193,668 5,681,860
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 586,386 25,642,660
Ethan Allen Interiors, Inc. .............. 553,842 19,146,318
GoPro, Inc. , Class A
(a) (b)
................ 3,137,800 6,997,294
Green Brick Partners, Inc.
(a)
............. 635,090 38,251,471
Helen of Troy Ltd.
(a) (b)
................. 581,499 67,011,945
Hooker Furnishings Corp. .............. 260,788 6,261,520
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.... 119,123 18,695,164
Installed Building Products, Inc.
(b)
......... 582,219 150,637,522
iRobot Corp.
(a) (b)
..................... 670,691 5,875,253
KB Home ......................... 1,677,700 118,915,376
Landsea Homes Corp.
(a)
............... 485,672 7,056,814
La-Z-Boy, Inc. ...................... 1,064,061 40,029,975
Legacy Housing Corp.
(a) (b)
.............. 219,853 4,731,236
LGI Homes, Inc.
(a) (b)
.................. 507,100 59,011,227
Lovesac Co. (The)
(a) (b)
................. 347,283 7,848,596
M/I Homes, Inc.
(a) (b)
................... 662,570 90,301,665
MDC Holdings, Inc. .................. 1,464,977 92,161,703
Meritage Homes Corp. ................ 891,899 156,492,598
Purple Innovation, Inc.
(b)
............... 1,396,999 2,430,778
Skyline Champion Corp.
(a) (b)
............. 1,318,962 112,124,960
Snap One Holdings Corp.
(a) (b)
............ 437,882 3,774,543
Sonos, Inc.
(a) (b)
...................... 3,046,498 58,066,252
Taylor Morrison Home Corp.
(a) (b)
.......... 2,549,177 158,482,334
Traeger, Inc.
(a) (b)
..................... 874,761 2,213,145
TRI Pointe Homes, Inc.
(a)
............... 2,349,157 90,818,410
United Homes Group, Inc. , Class A
(a) (b)
...... 95,596 668,216
Vizio Holding Corp. , Class A
(a) (b)
.......... 1,884,329 20,614,559
VOXX International Corp. , Class A
(a) (b)
...... 294,286 2,401,374
Worthington Enterprises, Inc. ............ 752,906 46,853,340
1,592,145,307
Household Products — 0.3%
Central Garden & Pet Co.
(a) (b)
............ 238,846 10,229,774
Central Garden & Pet Co. , Class A, NVS
(a) (b)
.. 1,256,354 46,384,590
Energizer Holdings, Inc. ............... 1,763,124 51,906,370
Oil-Dri Corp. of America ............... 117,362 8,750,511
WD-40 Co.
(b)
....................... 331,012 83,848,650
201,119,895
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc. , Class A
(a)
............. 1,542,640 7,373,819
Montauk Renewables, Inc.
(a)
............ 1,615,068 6,718,683
Ormat Technologies, Inc. ............... 1,320,854 87,427,326
Sunnova Energy International, Inc.
(a)
....... 2,619,459 16,057,284
117,577,112
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
....... 646,837 15,614,645
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc. ....... 690,928 71,538,685
LXP Industrial Trust .................. 7,154,772 64,536,044
Plymouth Industrial REIT, Inc. ........... 1,073,788 24,160,230
Terreno Realty Corp. ................. 2,059,073 136,722,447
296,957,406

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 1.9%
Ambac Financial Group, Inc.
(a) (b)
.......... 1,116,982 $ 17,458,429
American Coastal Insurance Corp.
(a) (b)
...... 479,978 5,130,965
American Equity Investment Life Holding Co.
(a)
1,965,651 110,508,899
AMERISAFE, Inc. ................... 499,359 25,052,841
BRP Group, Inc. , Class A
(a) (b)
............ 1,479,042 42,803,476
CNO Financial Group, Inc. .............. 2,815,587 77,372,331
Crawford & Co. , Class A, NVS ........... 395,483 3,729,405
Donegal Group, Inc. , Class A ............ 399,819 5,653,441
eHealth, Inc.
(a) (b)
..................... 705,692 4,255,323
Employers Holdings, Inc. ............... 575,934 26,141,644
Enstar Group Ltd.
(a) (b)
................. 297,178 92,351,035
F&G Annuities & Life, Inc. .............. 466,944 18,934,579
Fidelis Insurance Holdings Ltd. ........... 1,503,961 29,297,160
Genworth Financial, Inc. , Class A
(a)
........ 9,653,709 62,073,349
GoHealth, Inc. , Class A
(a) (b)
............. 105,327 1,106,987
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 528,320 35,196,678
Greenlight Capital Re Ltd. , Class A
(a) (b)
...... 642,892 8,016,863
Hamilton Insurance Group Ltd. , Class B
(a)
... 418,561 5,830,555
HCI Group, Inc. ..................... 182,838 21,223,835
Hippo Holdings, Inc.
(a) (b)
................ 267,987 4,896,123
Horace Mann Educators Corp. ........... 861,514 31,867,403
Investors Title Co. ................... 30,492 4,975,989
James River Group Holdings Ltd. ......... 923,155 8,585,342
Kingsway Financial Services, Inc.
(a) (b)
....... 288,158 2,403,238
Lemonade, Inc.
(a) (b)
................... 1,253,257 20,565,947
Maiden Holdings Ltd.
(a) (b)
............... 2,251,020 5,064,795
MBIA, Inc.
(a)
....................... 1,134,225 7,667,361
Mercury General Corp. ................ 663,792 34,251,667
National Western Life Group, Inc. , Class A
(b)
.. 57,190 28,135,192
NI Holdings, Inc.
(a) (b)
.................. 208,810 3,163,472
Oscar Health, Inc. , Class A
(a) (b)
........... 3,967,089 58,990,613
Palomar Holdings, Inc.
(a)
............... 598,623 50,182,566
ProAssurance Corp.
(a)
................. 1,126,638 14,488,565
Safety Insurance Group, Inc. ............ 343,254 28,212,046
Selective Insurance Group, Inc. .......... 1,499,642 163,715,917
Selectquote, Inc.
(a) (b)
.................. 3,583,492 7,166,984
SiriusPoint Ltd.
(a)
.................... 1,787,448 22,718,464
Skyward Specialty Insurance Group, Inc.
(a)
... 759,787 28,423,632
Stewart Information Services Corp. ........ 598,438 38,934,376
Tiptree, Inc. ....................... 600,201 10,371,473
Trupanion, Inc.
(a) (b)
................... 983,922 27,166,086
United Fire Group, Inc. ................ 544,507 11,853,917
Universal Insurance Holdings, Inc. ........ 615,103 12,498,893
1,218,437,856
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a) (b)
............... 2,492,716 28,292,327
Cargurus, Inc. , Class A
(a) (b)
.............. 2,348,228 54,197,102
Cars.com, Inc.
(a)
..................... 1,630,274 28,008,107
DHI Group, Inc.
(a) (b)
................... 1,076,203 2,744,318
Eventbrite, Inc. , Class A
(a) (b)
............. 1,896,547 10,393,078
EverQuote, Inc. , Class A
(a) (b)
............. 534,829 9,926,426
fuboTV, Inc.
(a) (b)
..................... 7,025,158 11,099,750
Grindr, Inc.
(a) (b)
...................... 1,006,616 10,197,020
MediaAlpha, Inc. , Class A
(a) (b)
............ 565,469 11,518,603
Nextdoor Holdings, Inc. , Class A
(a) (b)
....... 3,620,972 8,147,187
Outbrain, Inc.
(a)
..................... 966,278 3,816,798
QuinStreet, Inc.
(a) (b)
................... 1,297,684 22,917,099
Shutterstock, Inc. .................... 608,726 27,885,738
System1, Inc. , Class A
(a) (b)
.............. 767,170 1,503,653
TrueCar, Inc.
(a) (b)
..................... 2,194,540 7,439,491
Vimeo, Inc.
(a)
....................... 3,756,033 15,362,175
Yelp, Inc.
(a) (b)
....................... 1,639,813 64,608,632
Ziff Davis, Inc.
(a) (b)
.................... 1,123,765 70,842,146
Security
Shares
Shares Value
Interactive Media & Services (continued)
ZipRecruiter, Inc. , Class A
(a) (b)
............ 1,660,704 $ 19,081,489
407,981,139
IT Services — 0.5%
Applied Digital Corp.
(a) (b)
............... 2,144,437 9,178,190
BigBear.ai Holdings, Inc.
(a) (b)
............. 1,297,349 2,659,565
BigCommerce Holdings, Inc.
(a) (b)
.......... 1,681,246 11,583,785
Brightcove, Inc.
(a) (b)
................... 1,008,062 1,955,640
Couchbase, Inc.
(a)
................... 876,096 23,050,086
DigitalOcean Holdings, Inc.
(a) (b)
........... 1,506,440 57,515,879
Fastly, Inc. , Class A
(a) (b)
................ 3,003,757 38,958,728
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 1,397,728 17,178,077
Hackett Group, Inc. (The) .............. 596,711 14,500,077
Information Services Group, Inc. .......... 873,674 3,529,643
Perficient, Inc.
(a) (b)
.................... 840,261 47,298,292
Rackspace Technology, Inc.
(a) (b)
.......... 1,599,008 2,526,433
Squarespace, Inc. , Class A
(a) (b)
........... 1,390,232 50,660,054
Thoughtworks Holding, Inc.
(a) (b)
........... 2,317,839 5,864,133
Tucows, Inc. , Class A
(a) (b)
............... 246,323 4,571,755
Unisys Corp.
(a)
...................... 1,671,150 8,205,347
299,235,684
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............. 734,818 48,461,247
AMMO, Inc.
(a) (b)
..................... 2,171,994 5,972,983
Clarus Corp. ....................... 646,085 4,361,074
Escalade, Inc.
(b)
..................... 214,157 2,944,659
Funko, Inc. , Class A
(a) (b)
................ 901,746 5,626,895
JAKKS Pacific, Inc.
(a)
................. 180,279 4,452,891
Johnson Outdoors, Inc. , Class A .......... 127,184 5,864,454
Latham Group, Inc.
(a) (b)
................ 996,940 3,947,882
Malibu Boats, Inc. , Class A
(a) (b)
........... 496,263 21,478,263
Marine Products Corp. ................ 193,010 2,267,867
MasterCraft Boat Holdings, Inc.
(a) (b)
........ 401,031 9,512,455
Smith & Wesson Brands, Inc. ............ 1,118,796 19,422,299
Solo Brands, Inc. , Class A
(a) (b)
............ 491,517 1,066,592
Sturm Ruger & Co., Inc. ............... 424,726 19,601,105
Topgolf Callaway Brands Corp.
(a) (b)
........ 3,536,740 57,189,086
Vista Outdoor, Inc.
(a) (b)
................. 1,412,956 46,316,698
258,486,450
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.
(a) (b)
........ 2,823,753 9,064,247
Akoya Biosciences, Inc.
(a) (b)
............. 522,671 2,451,327
BioLife Solutions, Inc.
(a) (b)
............... 866,558 16,074,651
Codexis, Inc.
(a)
...................... 1,690,163 5,898,669
CryoPort, Inc.
(a) (b)
.................... 1,054,315 18,661,375
Cytek Biosciences, Inc.
(a) (b)
............. 2,962,170 19,876,161
Harvard Bioscience, Inc.
(a) (b)
............. 951,203 4,033,101
MaxCyte, Inc.
(a) (b)
.................... 2,144,487 8,985,401
Mesa Laboratories, Inc. ............... 125,692 13,792,183
Nautilus Biotechnology, Inc.
(a) (b)
.......... 1,201,717 3,533,048
OmniAb, Inc.
(a) (b)
.................... 2,254,220 12,217,872
OmniAb, Inc., 12.50 Earnout Shares , NVS
(a) (d)
. 130,676 1
OmniAb, Inc., 15.00 Earnout Shares , NVS
(a) (d)
. 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
.... 6,139,669 23,023,759
Quanterix Corp.
(a) (b)
.................. 869,787 20,492,182
Quantum-Si, Inc. , Class A
(a) (b)
............ 2,439,370 4,805,559
Seer, Inc. , Class A
(a) (b)
................. 1,453,920 2,762,448
165,671,985
Machinery — 3.6%
374Water, Inc.
(a) (b)
................... 1,320,820 1,664,233
3D Systems Corp.
(a) (b)
................. 3,251,163 14,435,164
Alamo Group, Inc. ................... 248,388 56,714,432
Albany International Corp. , Class A ........ 764,605 71,498,214

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Astec Industries, Inc. ................. 557,389 $ 24,363,473
Barnes Group, Inc. ................... 1,197,803 44,498,381
Blue Bird Corp.
(a) (b)
................... 682,442 26,164,826
Chart Industries, Inc.
(a) (b)
............... 1,053,415 173,518,519
Columbus McKinnon Corp. ............. 683,112 30,487,289
Commercial Vehicle Group, Inc.
(a) (b)
........ 798,949 5,137,242
Desktop Metal, Inc. , Class A
(a) (b)
.......... 6,885,209 6,058,984
Douglas Dynamics, Inc. ............... 556,483 13,422,370
Energy Recovery, Inc.
(a) (b)
.............. 1,362,533 21,514,396
Enerpac Tool Group Corp. , Class A
(b)
....... 1,326,223 47,293,112
Enpro, Inc. ........................ 514,343 86,805,668
ESCO Technologies, Inc. .............. 626,743 67,092,838
Federal Signal Corp.
(b)
................ 1,460,513 123,953,738
Franklin Electric Co., Inc. .............. 1,120,855 119,718,523
Gencor Industries, Inc.
(a)
............... 218,720 3,650,437
Gorman-Rupp Co. (The) ............... 543,510 21,495,820
Greenbrier Cos., Inc. (The) ............. 750,535 39,102,874
Helios Technologies, Inc. ............... 811,209 36,252,930
Hillenbrand, Inc. .................... 1,712,064 86,099,699
Hillman Solutions Corp.
(a) (b)
............. 4,747,356 50,511,868
Hyliion Holdings Corp. , Class A
(a) (b)
........ 3,660,672 6,442,783
Hyster-Yale Materials Handling, Inc. ....... 272,055 17,457,769
John Bean Technologies Corp. ........... 778,160 81,621,202
Kadant, Inc.
(b)
...................... 285,687 93,733,905
Kennametal, Inc. .................... 1,996,419 49,790,690
Lindsay Corp. ...................... 268,821 31,629,479
Luxfer Holdings plc .................. 657,913 6,822,558
Manitowoc Co., Inc. (The)
(a) (b)
............ 847,267 11,980,355
Mayville Engineering Co., Inc.
(a) (b)
......... 265,731 3,807,925
Microvast Holdings, Inc.
(a) (b)
............. 5,212,474 4,362,841
Miller Industries, Inc. ................. 266,154 13,334,315
Mueller Industries, Inc. ................ 2,743,583 147,961,431
Mueller Water Products, Inc. , Class A ...... 3,793,835 61,042,805
Nikola Corp.
(a) (b)
..................... 18,020,090 18,740,894
Omega Flex, Inc. .................... 79,033 5,605,811
Park-Ohio Holdings Corp. .............. 202,715 5,408,436
Proto Labs, Inc.
(a)
.................... 636,788 22,765,171
REV Group, Inc. .................... 780,338 17,237,666
Shyft Group, Inc. (The) ................ 833,795 10,355,734
SPX Technologies, Inc.
(a) (b)
.............. 1,081,394 133,152,043
Standex International Corp. ............. 289,544 52,760,708
Tennant Co. ....................... 456,722 55,541,962
Terex Corp. ........................ 1,632,731 105,147,876
Titan International, Inc.
(a) (b)
.............. 1,259,962 15,699,127
Trinity Industries, Inc. ................. 2,003,348 55,793,242
Velo3D, Inc.
(a) (b)
..................... 2,190,578 998,027
Wabash National Corp.
(b)
............... 1,134,400 33,963,936
Watts Water Technologies, Inc. , Class A
(b)
... 668,043 141,992,540
2,376,606,261
Marine Transportation — 0.3%
Costamare, Inc. ..................... 1,144,653 12,991,811
Eagle Bulk Shipping, Inc. .............. 230,719 14,413,016
Genco Shipping & Trading Ltd. ........... 1,049,819 21,342,820
Golden Ocean Group Ltd. .............. 3,038,743 39,382,109
Himalaya Shipping Ltd.
(b)
............... 615,570 4,746,045
Matson, Inc. ....................... 847,317 95,238,431
Pangaea Logistics Solutions Ltd. ......... 847,663 5,908,211
Safe Bulkers, Inc. ................... 1,655,757 8,212,555
202,234,998
Media — 0.6%
Advantage Solutions, Inc. , Class A
(a) (b)
...... 2,151,162 9,314,531
AMC Networks, Inc. , Class A
(a) (b)
.......... 771,862 9,362,686
Boston Omaha Corp. , Class A
(a) (b)
......... 575,075 8,890,660
Security
Shares
Shares Value
Media (continued)
Cardlytics, Inc.
(a)
.................... 905,295 $ 13,117,725
Clear Channel Outdoor Holdings, Inc.
(a) (b)
.... 9,270,599 15,296,488
Daily Journal Corp.
(a) (b)
................ 33,257 12,026,064
Emerald Holding, Inc.
(a) (b)
............... 339,866 2,314,487
Entravision Communications Corp. , Class A .. 1,428,182 2,342,218
EW Scripps Co. (The) , Class A, NVS
(a) (b)
.... 1,489,256 5,852,776
Gambling.com Group Ltd.
(a)
............. 332,066 3,031,763
Gannett Co., Inc.
(a) (b)
.................. 3,603,082 8,791,520
Gray Television, Inc. .................. 2,096,306 13,248,654
iHeartMedia, Inc. , Class A
(a) (b)
............ 2,600,728 5,435,522
Integral Ad Science Holding Corp.
(a) (b)
...... 1,639,458 16,345,396
John Wiley & Sons, Inc. , Class A ......... 892,703 34,038,765
Magnite, Inc.
(a) (b)
..................... 3,305,793 35,537,275
PubMatic, Inc. , Class A
(a) (b)
.............. 1,028,483 24,395,617
Scholastic Corp. , NVS ................ 631,566 23,816,354
Sinclair, Inc. , Class A
(b)
................ 833,342 11,225,117
Stagwell, Inc. , Class A
(a) (b)
.............. 2,021,962 12,576,604
TechTarget, Inc.
(a) (b)
.................. 637,956 21,103,584
TEGNA, Inc. ....................... 4,913,864 73,413,128
Thryv Holdings, Inc.
(a) (b)
................ 766,492 17,039,117
Townsquare Media, Inc. , Class A ......... 267,669 2,939,006
Urban One, Inc. , Class A
(a)
.............. 199,966 539,908
Urban One, Inc. , Class D, NVS
(a) (b)
........ 226,045 461,132
WideOpenWest, Inc.
(a) (b)
............... 1,298,423 4,700,291
387,156,388
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a) (b)
.......... 1,029,951 1,380,134
Alpha Metallurgical Resources, Inc. ....... 282,109 93,426,038
Arch Resources, Inc. , Class A ........... 440,997 70,907,908
ATI, Inc.
(a) (b)
........................ 3,159,168 161,654,627
Caledonia Mining Corp. plc
(b)
............ 351,117 3,886,865
Carpenter Technology Corp. ............ 1,203,042 85,921,260
Century Aluminum Co.
(a) (b)
.............. 1,300,039 20,007,600
Coeur Mining, Inc.
(a) (b)
................. 8,766,306 33,048,974
Commercial Metals Co. ................ 2,876,302 169,040,269
Compass Minerals International, Inc. ....... 840,521 13,229,801
Constellium SE , Class A
(a)
.............. 3,156,003 69,779,226
Contango ORE, Inc.
(a) (b)
................ 176,491 3,503,346
Dakota Gold Corp.
(a) (b)
................. 1,363,053 3,230,436
Haynes International, Inc. .............. 301,565 18,130,088
Hecla Mining Co.
(b)
................... 14,997,624 72,138,571
i-80 Gold Corp.
(a) (b)
................... 4,659,558 6,243,808
Ivanhoe Electric, Inc.
(a) (b)
............... 1,559,128 15,279,454
Kaiser Aluminum Corp. ................ 393,552 35,167,807
Materion Corp.
(b)
.................... 501,312 66,047,856
Metallus, Inc.
(a) (b)
.................... 1,045,414 23,260,461
Novagold Resources, Inc.
(a) (b)
............ 5,902,506 17,707,518
Olympic Steel, Inc. ................... 242,240 17,169,971
Perpetua Resources Corp.
(a) (b)
........... 875,841 3,643,499
Piedmont Lithium, Inc.
(a) (b)
.............. 440,963 5,873,627
Radius Recycling, Inc. , Class A .......... 633,949 13,395,342
Ramaco Resources, Inc. , Class A ......... 547,324 9,216,936
Ramaco Resources, Inc. , Class B ......... 108,037 1,355,864
Ryerson Holding Corp. ................ 698,964 23,415,294
SunCoke Energy, Inc. ................. 2,051,518 23,120,608
Tredegar Corp. ..................... 681,084 4,440,668
Warrior Met Coal, Inc. ................. 1,266,582 76,881,527
Worthington Steel, Inc. ................ 757,726 27,164,477
1,188,669,860
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AFC Gamma, Inc. ................... 412,329 5,104,633
Angel Oak Mortgage REIT, Inc.
(b)
......... 303,877 3,263,639
Apollo Commercial Real Estate Finance, Inc. . 3,539,068 39,425,217

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Arbor Realty Trust, Inc.
(b)
............... 3,767,702 $ 49,922,051
Ares Commercial Real Estate Corp. ....... 1,324,083 9,864,418
ARMOUR Residential REIT, Inc.
(b)
........ 1,215,501 24,030,455
Blackstone Mortgage Trust, Inc. , Class A .... 4,261,511 84,846,684
BrightSpire Capital, Inc. , Class A ......... 3,326,520 22,919,723
Chicago Atlantic Real Estate Finance, Inc. ... 397,420 6,267,313
Chimera Investment Corp. .............. 5,602,637 25,828,157
Claros Mortgage Trust, Inc. ............. 2,246,392 21,924,786
Dynex Capital, Inc. ................... 1,412,225 17,582,201
Ellington Financial, Inc. ................ 1,830,447 21,617,579
Franklin BSP Realty Trust, Inc. ........... 2,013,285 26,897,488
Granite Point Mortgage Trust, Inc. ........ 1,333,553 6,361,048
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 2,693,470 76,494,548
Invesco Mortgage Capital, Inc. ........... 1,244,709 12,048,783
KKR Real Estate Finance Trust, Inc. ....... 1,430,487 14,390,699
Ladder Capital Corp. , Class A ........... 2,894,345 32,214,060
MFA Financial, Inc. ................... 2,546,755 29,058,475
New York Mortgage Trust, Inc. ........... 2,251,298 16,209,346
Nexpoint Real Estate Finance, Inc. ........ 221,357 3,178,687
Orchid Island Capital, Inc.
(b)
............. 1,290,067 11,520,298
PennyMac Mortgage Investment Trust ...... 2,151,056 31,577,502
Ready Capital Corp. .................. 4,009,490 36,606,644
Redwood Trust, Inc. .................. 3,266,715 20,808,975
TPG RE Finance Trust, Inc. ............. 1,714,877 13,238,850
Two Harbors Investment Corp. ........... 2,579,175 34,148,277
697,350,536
Multi-Utilities — 0.4%
Avista Corp. ....................... 1,899,384 66,516,428
Black Hills Corp. .................... 1,707,201 93,213,175
Northwestern Energy Group, Inc. ......... 1,536,531 78,255,524
Unitil Corp. ........................ 377,027 19,737,363
257,722,490
Office REITs — 0.6%
Brandywine Realty Trust ............... 4,178,159 20,055,163
City Office REIT, Inc. ................. 1,037,543 5,405,599
COPT Defense Properties .............. 2,784,100 67,291,697
Douglas Emmett, Inc. ................. 2,378,333 32,987,479
Easterly Government Properties, Inc. ...... 2,396,166 27,579,871
Equity Commonwealth
(a)
............... 2,476,538 46,757,037
Hudson Pacific Properties, Inc. ........... 3,387,054 21,846,498
JBG SMITH Properties ................ 2,277,495 36,553,795
Office Properties Income Trust ........... 1,178,759 2,404,668
Orion Office REIT, Inc. ................ 1,407,150 4,939,097
Paramount Group, Inc. ................ 4,533,957 21,264,258
Peakstone Realty Trust , Class E
(b)
........ 890,433 14,362,684
Piedmont Office Realty Trust, Inc. , Class A ... 3,128,583 21,993,939
Postal Realty Trust, Inc. , Class A ......... 433,845 6,212,660
SL Green Realty Corp. ................ 1,586,874 87,484,364
417,138,809
Oil, Gas & Consumable Fuels — 4.7%
Amplify Energy Corp.
(a) (b)
............... 855,527 5,655,033
Ardmore Shipping Corp. ............... 1,019,933 16,747,300
Berry Corp. ........................ 1,960,332 15,780,673
California Resources Corp. ............. 1,706,696 94,038,950
Centrus Energy Corp. , Class A
(a) (b)
........ 297,798 12,367,551
Chord Energy Corp. .................. 1,029,903 183,569,911
Civitas Resources, Inc. ................ 1,993,935 151,359,606
Clean Energy Fuels Corp.
(a) (b)
............ 4,159,310 11,146,951
CNX Resources Corp.
(a) (b)
.............. 3,843,327 91,163,716
Comstock Resources, Inc. .............. 2,262,917 20,999,870
CONSOL Energy, Inc. ................. 746,493 62,526,254
Crescent Energy, Inc. , Class A ........... 1,889,635 22,486,656
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc. .................... 797,327 $ 28,432,681
Delek US Holdings, Inc. ............... 1,617,607 49,725,239
DHT Holdings, Inc. ................... 3,321,246 38,194,329
Dorian LPG Ltd. ..................... 839,333 32,280,747
Empire Petroleum Corp.
(a) (b)
............. 302,337 1,544,942
Encore Energy Corp.
(a) (b)
............... 3,956,667 17,330,201
Energy Fuels, Inc.
(a) (b)
................. 3,879,057 24,399,269
Equitrans Midstream Corp. ............. 10,698,316 133,621,967
Evolution Petroleum Corp. .............. 780,131 4,790,004
Excelerate Energy, Inc. , Class A
(b)
......... 448,742 7,188,847
FLEX LNG Ltd. ..................... 718,405 18,269,039
FutureFuel Corp. .................... 728,459 5,864,095
Gevo, Inc.
(a) (b)
...................... 6,830,499 5,250,605
Golar LNG Ltd. ..................... 2,416,778 58,147,679
Granite Ridge Resources, Inc. ........... 747,791 4,860,641
Green Plains, Inc.
(a) (b)
................. 849,515 19,640,787
Gulfport Energy Corp.
(a) (b)
.............. 267,704 42,864,764
Hallador Energy Co.
(a) (b)
................ 543,066 2,894,542
HighPeak Energy, Inc.
(b)
............... 289,648 4,567,749
International Seaways, Inc. ............. 990,982 52,720,242
Kinetik Holdings, Inc. , Class A ........... 894,137 35,649,242
Kosmos Energy Ltd.
(a) (b)
................ 11,147,346 66,438,182
Magnolia Oil & Gas Corp. , Class A ........ 4,319,952 112,102,754
Matador Resources Co. ............... 2,778,906 185,547,554
Murphy Oil Corp. .................... 3,601,687 164,597,096
NACCO Industries, Inc. , Class A .......... 97,438 2,942,628
NextDecade Corp.
(a) (b)
................. 1,894,524 10,760,896
Nordic American Tankers Ltd. ........... 5,025,340 19,699,333
Northern Oil & Gas, Inc. ............... 2,168,553 86,048,183
Overseas Shipholding Group, Inc. , Class A .. 1,359,372 8,699,981
Par Pacific Holdings, Inc.
(a)
............. 1,391,042 51,552,017
PBF Energy, Inc. , Class A .............. 2,707,581 155,875,438
Peabody Energy Corp. ................ 2,774,599 67,311,772
Permian Resources Corp. , Class A ........ 11,189,389 197,604,610
PrimeEnergy Resources Corp.
(a) (b)
......... 13,402 1,343,550
REX American Resources Corp.
(a)
........ 387,664 22,759,753
Riley Exploration Permian, Inc. ........... 219,599 7,246,767
Ring Energy, Inc.
(a) (b)
.................. 2,912,252 5,708,014
SandRidge Energy, Inc. ............... 567,830 8,273,283
Scorpio Tankers, Inc. ................. 1,170,208 83,728,382
SFL Corp. Ltd. ...................... 2,799,009 36,890,939
SilverBow Resources, Inc.
(a) (b)
........... 574,511 19,613,806
Sitio Royalties Corp. , Class A ............ 1,998,220 49,395,998
SM Energy Co. ..................... 2,855,638 142,353,554
Talos Energy, Inc.
(a) (b)
................. 3,401,050 47,376,626
Teekay Corp.
(a) (b)
.................... 1,518,757 11,056,551
Teekay Tankers Ltd. , Class A ............ 585,454 34,196,368
Tellurian, Inc.
(a) (b)
.................... 14,297,844 9,456,594
Uranium Energy Corp.
(a) (b)
.............. 9,417,745 63,569,779
VAALCO Energy, Inc. ................. 2,560,869 17,849,257
Verde Clean Fuels, Inc. , Class A
(a) (b)
....... 92,132 368,528
Vertex Energy, Inc.
(a) (b)
................ 1,635,127 2,289,178
Vital Energy, Inc.
(a) (b)
.................. 575,528 30,238,241
Vitesse Energy, Inc. .................. 613,161 14,550,311
W&T Offshore, Inc.
(b)
................. 2,380,637 6,308,688
World Kinect Corp. ................... 1,532,554 40,536,053
3,060,370,746
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
.............. 402,222 17,589,168
Glatfelter Corp.
(a)
.................... 1,109,215 2,218,430
Sylvamo Corp. ..................... 876,238 54,098,934
73,906,532

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.4%
Allegiant Travel Co. .................. 389,899 $ 29,324,304
Blade Air Mobility, Inc. , Class A
(a) (b)
........ 1,466,558 4,179,690
Frontier Group Holdings, Inc.
(a) (b)
.......... 951,478 7,716,486
Hawaiian Holdings, Inc.
(a) (b)
............. 1,241,566 16,550,075
JetBlue Airways Corp.
(a) (b)
.............. 8,281,413 61,448,084
Joby Aviation, Inc. , Class A
(a) (b)
........... 6,799,530 36,445,481
SkyWest, Inc.
(a)
..................... 998,383 68,968,298
Spirit Airlines, Inc.
(b)
.................. 2,684,818 12,994,519
Sun Country Airlines Holdings, Inc.
(a) (b)
...... 1,034,955 15,617,471
253,244,408
Personal Care Products — 1.0%
Beauty Health Co. (The) , Class A
(a) (b)
....... 1,977,548 8,780,313
BellRing Brands, Inc.
(a) (b)
............... 3,224,705 190,354,336
Edgewell Personal Care Co. ............ 1,240,151 47,919,435
elf Beauty, Inc.
(a) (b)
................... 1,320,633 258,883,687
Herbalife Ltd.
(a) (b)
.................... 2,409,468 24,215,153
Inter Parfums, Inc. ................... 447,506 62,879,068
Medifast, Inc. ...................... 267,153 10,237,303
Nature's Sunshine Products, Inc.
(a) (b)
....... 315,746 6,558,044
Nu Skin Enterprises, Inc. , Class A ......... 1,250,528 17,294,802
USANA Health Sciences, Inc.
(a) (b)
......... 281,767 13,665,700
Waldencast plc , Class A
(a) (b)
............. 745,274 4,844,281
645,632,122
Pharmaceuticals — 1.6%
Aclaris Therapeutics, Inc.
(a) (b)
............ 1,763,786 2,187,095
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
... 2,987,951 18,106,983
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 919,173 40,360,886
Amylyx Pharmaceuticals, Inc.
(a) (b)
......... 1,255,196 3,564,757
ANI Pharmaceuticals, Inc.
(a)
............. 361,831 25,013,377
Arvinas, Inc.
(a) (b)
..................... 1,235,267 50,991,822
Assertio Holdings, Inc.
(a) (b)
.............. 2,334,054 2,239,058
Atea Pharmaceuticals, Inc.
(a) (b)
........... 1,870,268 7,555,883
Axsome Therapeutics, Inc.
(a) (b)
........... 872,880 69,655,824
Biote Corp. , Class A
(a) (b)
................ 312,394 1,811,885
Bright Green Corp.
(a) (b)
................ 1,353,189 329,637
Cara Therapeutics, Inc.
(a) (b)
............. 1,200,972 1,092,884
Cassava Sciences, Inc.
(a) (b)
............. 983,696 19,959,192
Citius Pharmaceuticals, Inc.
(a) (b)
.......... 3,257,144 2,922,635
Collegium Pharmaceutical, Inc.
(a) (b)
........ 803,970 31,210,115
Corcept Therapeutics, Inc.
(a) (b)
........... 1,991,069 50,155,028
CorMedix, Inc.
(a) (b)
................... 1,327,316 5,627,820
Edgewise Therapeutics, Inc.
(a) (b)
.......... 1,406,594 25,656,275
Enliven Therapeutics, Inc.
(a) (b)
............ 564,901 9,936,609
Evolus, Inc.
(a) (b)
..................... 1,024,631 14,344,834
Eyenovia, Inc.
(a) (b)
.................... 710,435 700,489
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 909,050 18,790,063
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 789,664 26,516,917
Harrow, Inc.
(a) (b)
..................... 744,357 9,847,843
Ikena Oncology, Inc.
(a) (b)
............... 666,887 946,980
Innoviva, Inc.
(a) (b)
.................... 1,419,632 21,635,192
Intra-Cellular Therapies, Inc.
(a) (b)
.......... 2,294,665 158,790,818
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 411,406 30,073,779
Liquidia Corp.
(a) (b)
.................... 1,228,453 18,119,682
Longboard Pharmaceuticals, Inc.
(a) (b)
....... 604,592 13,059,187
Marinus Pharmaceuticals, Inc.
(a) (b)
......... 1,332,143 12,042,573
Neumora Therapeutics, Inc.
(a) (b)
.......... 364,129 5,006,774
NGM Biopharmaceuticals, Inc.
(a) (b)
......... 1,110,994 1,766,480
Nuvation Bio, Inc. , Class A
(a)
............ 3,577,760 13,023,046
Ocular Therapeutix, Inc.
(a) (b)
............. 2,821,646 25,676,979
Omeros Corp.
(a) (b)
.................... 1,455,300 5,020,785
Optinose, Inc.
(a) (b)
.................... 1,777,113 2,594,585
Pacira BioSciences, Inc.
(a)
.............. 1,120,404 32,738,205
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 782,538 8,310,554
Security
Shares
Shares Value
Pharmaceuticals (continued)
Phibro Animal Health Corp. , Class A ....... 528,530 $ 6,833,893
Pliant Therapeutics, Inc.
(a) (b)
............. 1,406,409 20,955,494
Prestige Consumer Healthcare, Inc.
(a) (b)
..... 1,215,621 88,205,460
Revance Therapeutics, Inc.
(a) (b)
........... 2,131,935 10,489,120
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 14,991,359 )
(a) (b) (e)
................. 1,430,473 2,156,939
scPharmaceuticals, Inc.
(a) (b)
............. 694,870 3,488,247
SIGA Technologies, Inc. ............... 1,128,785 9,662,400
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 1,213,727 41,400,228
Taro Pharmaceutical Industries Ltd.
(a)
...... 198,583 8,408,004
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 713,364 25,930,781
Terns Pharmaceuticals, Inc.
(a) (b)
.......... 1,058,102 6,941,149
Theravance Biopharma, Inc.
(a) (b)
.......... 1,211,185 10,864,329
Third Harmonic Bio, Inc.
(a) (b)
............. 478,425 4,516,332
Trevi Therapeutics, Inc.
(a)
.............. 1,043,964 3,601,676
Ventyx Biosciences, Inc.
(a) (b)
............. 1,152,147 6,336,808
Verrica Pharmaceuticals, Inc.
(a) (b)
......... 516,108 3,055,359
WaVe Life Sciences Ltd.
(a)
.............. 1,777,348 10,966,237
Xeris Biopharma Holdings, Inc.
(a) (b)
........ 3,274,303 7,236,210
Zevra Therapeutics, Inc.
(a) (b)
............. 869,243 5,041,609
1,063,473,805
Professional Services — 2.4%
Alight, Inc. , Class A
(a) (b)
................ 10,161,039 100,086,234
ASGN, Inc.
(a) (b)
...................... 1,144,352 119,882,316
Asure Software, Inc.
(a) (b)
................ 568,576 4,423,521
Barrett Business Services, Inc. ........... 161,268 20,435,881
BlackSky Technology, Inc. , Class A
(a) (b)
...... 2,947,240 4,008,246
CBIZ, Inc.
(a) (b)
....................... 1,173,225 92,098,163
Conduent, Inc.
(a) (b)
................... 4,331,400 14,640,132
CRA International, Inc. ................ 167,626 25,073,497
CSG Systems International, Inc. .......... 742,671 38,277,263
ExlService Holdings, Inc.
(a) (b)
............ 3,960,377 125,939,989
Exponent, Inc. ...................... 1,235,672 102,177,718
First Advantage Corp. ................. 1,324,394 21,481,671
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 1,442,317 1,918,282
Forrester Research, Inc.
(a)
.............. 292,497 6,306,235
Franklin Covey Co.
(a) (b)
................ 282,686 11,098,252
Heidrick & Struggles International, Inc. ..... 491,858 16,555,940
HireQuest, Inc. ..................... 113,724 1,472,726
HireRight Holdings Corp.
(a) (b)
............ 327,642 4,675,451
Huron Consulting Group, Inc.
(a)
........... 453,293 43,797,170
IBEX Holdings Ltd.
(a) (b)
................ 243,008 3,749,613
ICF International, Inc.
(b)
................ 459,015 69,141,429
Innodata, Inc.
(a) (b)
.................... 657,313 4,338,266
Insperity, Inc. ....................... 872,917 95,680,432
Kelly Services, Inc. , Class A, NVS ........ 791,012 19,806,941
Kforce, Inc. ........................ 458,570 32,338,356
Korn Ferry ........................ 1,291,229 84,911,219
Legalzoom.com, Inc.
(a) (b)
............... 3,274,188 43,677,668
Maximus, Inc. ...................... 1,490,465 125,050,014
Mistras Group, Inc.
(a) (b)
................ 482,340 4,611,170
NV5 Global, Inc.
(a) (b)
.................. 338,492 33,175,601
Planet Labs PBC , Class A
(a) (b)
............ 4,319,054 11,013,588
Resources Connection, Inc. ............. 794,420 10,454,567
Skillsoft Corp.
(a) (b)
.................... 98,863 889,767
Sterling Check Corp.
(a) (b)
............... 751,171 12,078,830
TriNet Group, Inc. ................... 784,012 103,873,750
TrueBlue, Inc.
(a) (b)
.................... 748,685 9,373,536
TTEC Holdings, Inc. .................. 501,888 5,204,579
Upwork, Inc.
(a) (b)
..................... 3,059,209 37,505,902
Verra Mobility Corp. , Class A
(a) (b)
.......... 3,369,104 84,126,527
Willdan Group, Inc.
(a) (b)
................ 300,371 8,707,755
1,554,058,197

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
......... 32,834 $ 588,385
Anywhere Real Estate, Inc.
(a) (b)
........... 2,651,417 16,385,757
Compass, Inc. , Class A
(a) (b)
............. 7,027,221 25,297,995
Cushman & Wakefield plc
(a)
............. 3,370,926 35,259,886
DigitalBridge Group, Inc. , Class A
(b)
........ 3,988,980 76,867,645
Douglas Elliman, Inc.
(a)
................ 2,094,232 3,308,886
eXp World Holdings, Inc.
(b)
.............. 1,761,817 18,199,570
Forestar Group, Inc.
(a) (b)
................ 454,269 18,257,071
FRP Holdings, Inc.
(a) (b)
................. 157,129 9,647,721
Kennedy-Wilson Holdings, Inc. ........... 2,955,813 25,360,875
Marcus & Millichap, Inc. ............... 585,736 20,014,599
Maui Land & Pineapple Co., Inc.
(a) (b)
....... 168,182 3,642,822
Newmark Group, Inc. , Class A ........... 3,350,977 37,162,335
Opendoor Technologies, Inc.
(a) (b)
.......... 13,857,828 41,989,219
RE/MAX Holdings, Inc. , Class A .......... 462,006 4,051,793
Redfin Corp.
(a) (b)
..................... 2,695,660 17,926,139
RMR Group, Inc. (The) , Class A .......... 392,132 9,411,168
St. Joe Co. (The) .................... 841,013 48,753,524
Star Holdings
(a) (b)
.................... 333,494 4,308,742
Stratus Properties, Inc.
(a)
............... 142,949 3,263,526
Tejon Ranch Co.
(a) (b)
.................. 464,443 7,157,067
Transcontinental Realty Investors, Inc.
(a)
.... 28,662 1,079,124
427,933,849
Residential REITs — 0.4%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 3,536,495 28,963,894
BRT Apartments Corp. ................ 315,957 5,308,078
Centerspace ....................... 376,226 21,497,554
Clipper Realty, Inc. ................... 349,569 1,688,418
Elme Communities ................... 2,195,145 30,556,418
Independence Realty Trust, Inc. .......... 5,545,288 89,445,496
NexPoint Residential Trust, Inc. .......... 563,423 18,136,586
UMH Properties, Inc. ................. 1,494,475 24,270,274
Veris Residential, Inc. ................. 1,934,173 29,418,771
249,285,489
Retail REITs — 1.1%
Acadia Realty Trust .................. 2,537,055 43,155,305
Alexander's, Inc. .................... 53,285 11,570,305
CBL & Associates Properties, Inc. ......... 653,692 14,976,084
Getty Realty Corp. ................... 1,184,879 32,406,441
InvenTrust Properties Corp. ............. 1,682,422 43,255,070
Kite Realty Group Trust ................ 5,334,330 115,648,274
Macerich Co. (The) .................. 5,318,730 91,641,718
NETSTREIT Corp. ................... 1,681,664 30,892,168
Phillips Edison & Co., Inc. .............. 2,948,980 105,779,912
Retail Opportunity Investments Corp. ...... 3,036,088 38,922,648
Saul Centers, Inc. ................... 293,047 11,279,379
SITE Centers Corp. .................. 4,756,563 69,683,648
Tanger, Inc. ........................ 2,579,773 76,180,697
Urban Edge Properties ................ 2,874,174 49,636,985
Whitestone REIT .................... 1,203,980 15,109,949
750,138,583
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc. , Class A
(a) (b)
.......... 1,198,174 34,914,790
Aehr Test Systems
(a) (b)
................. 672,234 8,335,702
Alpha & Omega Semiconductor Ltd.
(a) (b)
..... 568,609 12,532,142
Ambarella, Inc.
(a) (b)
................... 947,474 48,103,255
Amkor Technology, Inc. ................ 2,766,871 89,203,921
Atomera, Inc.
(a) (b)
.................... 556,382 3,427,313
Axcelis Technologies, Inc.
(a) (b)
............ 797,193 88,902,963
CEVA, Inc.
(a) (b)
...................... 570,541 12,956,986
Cohu, Inc.
(a) (b)
...................... 1,140,711 38,019,898
Credo Technology Group Holding Ltd.
(a)
..... 3,039,518 64,407,386
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc.
(a) (b)
..................... 1,106,674 $ 78,020,517
FormFactor, Inc.
(a) (b)
.................. 1,887,139 86,110,153
Ichor Holdings Ltd.
(a) (b)
................. 704,284 27,199,448
Impinj, Inc.
(a) (b)
...................... 572,182 73,473,891
indie Semiconductor, Inc. , Class A
(a) (b)
...... 3,658,248 25,900,396
inTEST Corp.
(a)
..................... 266,896 3,536,372
Kulicke & Soffa Industries, Inc. ........... 1,357,965 68,319,219
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 1,355,974 129,685,353
Maxeon Solar Technologies Ltd.
(a) (b)
........ 752,920 2,507,224
MaxLinear, Inc.
(a)
.................... 1,860,116 34,728,366
Navitas Semiconductor Corp.
(a) (b)
......... 2,749,433 13,114,795
NVE Corp. ........................ 114,031 10,283,316
Onto Innovation, Inc.
(a) (b)
............... 1,198,935 217,103,150
PDF Solutions, Inc.
(a)
................. 751,604 25,306,507
Photronics, Inc.
(a) (b)
................... 1,495,519 42,353,098
Power Integrations, Inc. ............... 1,377,834 98,584,023
Rambus, Inc.
(a) (b)
.................... 2,638,579 163,090,568
Semtech Corp.
(a) (b)
................... 1,568,705 43,123,700
Silicon Laboratories, Inc.
(a) (b)
............. 779,797 112,072,425
SiTime Corp.
(a) (b)
.................... 434,255 40,485,594
SkyWater Technology, Inc.
(a) (b)
........... 447,369 4,549,743
SMART Global Holdings, Inc.
(a)
........... 1,266,877 33,344,203
Synaptics, Inc.
(a) (b)
................... 967,324 94,372,129
Transphorm, Inc.
(a) (b)
.................. 741,068 3,638,644
Ultra Clean Holdings, Inc.
(a) (b)
............ 1,091,475 50,142,361
Veeco Instruments, Inc.
(a) (b)
............. 1,235,919 43,467,271
1,925,316,822
Software — 6.3%
8x8, Inc.
(a) (b)
........................ 2,979,267 8,044,021
A10 Networks, Inc. ................... 1,740,939 23,833,455
ACI Worldwide, Inc.
(a)
................. 2,679,977 89,002,036
Adeia, Inc. ........................ 2,620,552 28,616,428
Agilysys, Inc.
(a)
..................... 496,839 41,863,654
Alarm.com Holdings, Inc.
(a)
............. 1,173,415 85,037,385
Alkami Technology, Inc.
(a) (b)
............. 1,014,538 24,927,199
Altair Engineering, Inc. , Class A
(a) (b)
........ 1,349,194 116,233,063
American Software, Inc. , Class A ......... 808,984 9,262,867
Amplitude, Inc. , Class A
(a) (b)
............. 1,682,066 18,300,878
Appfolio, Inc. , Class A
(a) (b)
.............. 471,024 116,220,462
Appian Corp. , Class A
(a) (b)
.............. 1,016,589 40,612,731
Asana, Inc. , Class A
(a) (b)
................ 2,042,335 31,635,769
Aurora Innovation, Inc. , Class A
(a) (b)
........ 8,750,753 24,677,123
AvePoint, Inc. , Class A
(a) (b)
.............. 3,649,285 28,902,337
Bit Digital, Inc.
(a) (b)
.................... 2,227,339 6,392,463
Blackbaud, Inc.
(a) (b)
................... 1,071,225 79,420,622
BlackLine, Inc.
(a) (b)
................... 1,398,918 90,342,124
Box, Inc. , Class A
(a) (b)
................. 3,457,157 97,906,686
Braze, Inc. , Class A
(a) (b)
................ 1,316,695 58,329,589
C3.ai, Inc. , Class A
(a) (b)
................ 2,028,328 54,906,839
Cerence, Inc.
(a) (b)
.................... 1,026,430 16,166,273
Cipher Mining, Inc.
(a) (b)
................. 1,066,178 5,490,817
Cleanspark, Inc.
(a) (b)
.................. 4,730,538 100,334,711
Clear Secure, Inc. , Class A ............. 2,057,582 43,764,769
CommVault Systems, Inc.
(a) (b)
............ 1,086,077 110,160,790
Consensus Cloud Solutions, Inc.
(a) (b)
....... 472,811 7,498,782
CoreCard Corp.
(a) (b)
.................. 173,361 1,915,639
CS Disco, Inc.
(a) (b)
.................... 570,490 4,638,084
Digimarc Corp.
(a) (b)
................... 352,857 9,590,653
Digital Turbine, Inc.
(a) (b)
................ 2,408,399 6,310,005
Domo, Inc. , Class B
(a) (b)
................ 787,878 7,027,872
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 4,225,581 18,761,580
eGain Corp.
(a) (b)
..................... 512,825 3,307,721
Enfusion, Inc. , Class A
(a) (b)
.............. 963,700 8,914,225

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Envestnet, Inc.
(a) (b)
................... 1,091,954 $ 63,235,056
Everbridge, Inc.
(a)
.................... 1,016,207 35,394,490
EverCommerce, Inc.
(a) (b)
............... 572,489 5,392,846
Expensify, Inc. , Class A
(a)
.............. 1,372,102 2,524,668
Freshworks, Inc. , Class A
(a) (b)
............ 3,968,431 72,265,129
Instructure Holdings, Inc.
(a) (b)
............ 475,824 10,173,117
Intapp, Inc.
(a) (b)
...................... 977,130 33,515,559
InterDigital, Inc. ..................... 632,405 67,325,836
Jamf Holding Corp.
(a) (b)
................ 1,736,578 31,866,206
Kaltura, Inc.
(a) (b)
..................... 1,938,697 2,617,241
LivePerson, Inc.
(a) (b)
.................. 2,017,050 2,011,806
LiveRamp Holdings, Inc.
(a) (b)
............. 1,594,374 55,005,903
Marathon Digital Holdings, Inc.
(a) (b)
........ 5,491,157 123,990,325
Matterport, Inc. , Class A
(a) (b)
............. 6,367,318 14,390,139
MeridianLink, Inc.
(a) (b)
................. 636,193 11,896,809
MicroStrategy, Inc. , Class A
(a) (b)
........... 363,790 620,101,882
Mitek Systems, Inc.
(a) (b)
................ 1,075,403 15,163,182
Model N, Inc.
(a) (b)
.................... 946,117 26,935,951
N-able, Inc.
(a)
....................... 1,717,525 22,448,052
NextNav, Inc.
(a) (b)
.................... 1,352,144 8,897,108
Olo, Inc. , Class A
(a)
................... 2,563,563 14,073,961
ON24, Inc. ........................ 747,489 5,337,071
OneSpan, Inc.
(a)
..................... 994,963 11,571,420
PagerDuty, Inc.
(a) (b)
................... 2,189,162 49,650,194
PowerSchool Holdings, Inc. , Class A
(a) (b)
.... 1,385,433 29,495,869
Progress Software Corp. ............... 1,090,848 58,153,107
PROS Holdings, Inc.
(a) (b)
............... 1,110,483 40,343,847
Q2 Holdings, Inc.
(a) (b)
.................. 1,409,733 74,095,566
Qualys, Inc.
(a) (b)
..................... 911,350 152,076,975
Rapid7, Inc.
(a) (b)
..................... 1,484,035 72,777,076
Red Violet, Inc.
(a) (b)
................... 252,379 4,934,009
Rimini Street, Inc.
(a) (b)
................. 1,294,690 4,220,689
Riot Platforms, Inc.
(a) (b)
................ 4,853,880 59,411,491
Sapiens International Corp. NV .......... 754,770 24,273,403
SEMrush Holdings, Inc. , Class A
(a) (b)
....... 783,637 10,391,027
SolarWinds Corp.
(a)
.................. 1,287,934 16,253,727
SoundHound AI, Inc. , Class A
(a) (b)
......... 3,401,832 20,036,790
SoundThinking, Inc.
(a) (b)
................ 235,480 3,739,422
Sprinklr, Inc. , Class A
(a) (b)
............... 2,608,801 32,009,988
Sprout Social, Inc. , Class A
(a) (b)
........... 1,197,593 71,508,278
SPS Commerce, Inc.
(a)
................ 899,553 166,327,350
Tenable Holdings, Inc.
(a) (b)
.............. 2,858,445 141,292,936
Terawulf, Inc.
(a) (b)
.................... 3,828,150 10,068,035
Varonis Systems, Inc.
(a) (b)
............... 2,672,220 126,048,617
Verint Systems, Inc.
(a) (b)
................ 1,516,216 50,262,560
Veritone, Inc.
(a) (b)
.................... 687,205 3,614,698
Viant Technology, Inc. , Class A
(a) (b)
........ 356,661 3,802,006
Weave Communications, Inc.
(a) (b)
......... 853,320 9,796,114
Workiva, Inc. , Class A
(a) (b)
.............. 1,221,232 103,560,474
Xperi, Inc.
(a) (b)
...................... 1,081,792 13,046,412
Yext, Inc.
(a)
........................ 2,638,389 15,909,486
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 3,457,004 37,785,054
Zuora, Inc. , Class A
(a) (b)
................ 3,328,771 30,358,392
4,109,727,001
Specialized REITs — 0.4%
Farmland Partners, Inc. ............... 1,072,847 11,908,602
Four Corners Property Trust, Inc. ......... 2,278,897 55,764,609
Gladstone Land Corp. ................ 791,467 10,558,170
Outfront Media, Inc. .................. 3,621,858 60,810,996
PotlatchDeltic Corp. .................. 1,950,917 91,732,117
Safehold, Inc.
(b)
..................... 1,230,153 25,341,152
Uniti Group, Inc. .................... 5,876,966 34,674,099
290,789,745
Security
Shares
Shares Value
Specialty Retail — 2.8%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 634,748 $ 6,874,321
Aaron's Co., Inc. (The) ................ 765,490 5,741,175
Abercrombie & Fitch Co. , Class A
(a)
........ 1,196,187 149,918,117
Academy Sports & Outdoors, Inc.
(b)
........ 1,771,557 119,650,960
American Eagle Outfitters, Inc. ........... 4,481,297 115,572,650
America's Car-Mart, Inc.
(a) (b)
............. 144,132 9,205,711
Arko Corp. ........................ 1,920,473 10,946,696
Asbury Automotive Group, Inc.
(a) (b)
......... 507,633 119,689,709
BARK, Inc.
(a) (b)
...................... 3,189,392 3,954,846
Beyond, Inc.
(a) (b)
..................... 1,111,129 39,900,642
Big 5 Sporting Goods Corp.
(b)
............ 561,253 1,975,611
Boot Barn Holdings, Inc.
(a) (b)
............. 739,075 70,322,986
Buckle, Inc. (The) ................... 741,390 29,855,775
Build-A-Bear Workshop, Inc. ............ 311,261 9,297,366
Caleres, Inc. ....................... 842,448 34,565,641
Camping World Holdings, Inc. , Class A ..... 1,039,582 28,952,359
CarParts.com, Inc.
(a) (b)
................. 1,305,802 2,115,399
Carvana Co. , Class A
(a) (b)
............... 2,528,232 222,256,875
Cato Corp. (The) , Class A .............. 440,783 2,543,318
Children's Place, Inc. (The)
(a) (b)
........... 300,142 3,463,639
Designer Brands, Inc. , Class A ........... 1,042,422 11,393,673
Destination XL Group, Inc.
(a) (b)
........... 1,351,111 4,864,000
Duluth Holdings, Inc. , Class B
(a) (b)
......... 319,759 1,566,819
Envela Corp.
(a) (b)
.................... 102,262 472,450
EVgo, Inc. , Class A
(a) (b)
................ 2,548,664 6,397,147
Foot Locker, Inc. .................... 2,015,564 57,443,574
Genesco, Inc.
(a) (b)
.................... 270,207 7,603,625
Group 1 Automotive, Inc.
(b)
.............. 336,384 98,301,496
GrowGeneration Corp.
(a) (b)
.............. 1,467,369 4,196,675
Guess?, Inc. ....................... 699,470 22,012,321
Haverty Furniture Cos., Inc. ............. 358,014 12,215,438
Hibbett, Inc.
(b)
...................... 286,170 21,980,718
J Jill, Inc.
(a) (b)
....................... 109,828 3,511,201
Lands' End, Inc.
(a) (b)
.................. 368,891 4,017,223
Lazydays Holdings, Inc.
(a) (b)
............. 234,127 943,532
Leslie's, Inc.
(a) (b)
..................... 4,343,662 28,233,803
MarineMax, Inc.
(a) (b)
.................. 529,419 17,608,476
Monro, Inc.
(b)
....................... 725,187 22,872,398
National Vision Holdings, Inc.
(a) (b)
......... 1,905,498 42,225,836
ODP Corp. (The)
(a) (b)
.................. 787,861 41,796,026
OneWater Marine, Inc. , Class A
(a) (b)
........ 281,767 7,931,741
PetMed Express, Inc. ................. 579,372 2,775,192
Rent the Runway, Inc. , Class A
(a) (b)
........ 1,217,754 420,612
Revolve Group, Inc. , Class A
(a) (b)
.......... 981,031 20,768,426
Sally Beauty Holdings, Inc.
(a) (b)
........... 2,624,043 32,590,614
Shoe Carnival, Inc.
(b)
................. 450,139 16,493,093
Signet Jewelers Ltd. .................. 1,071,704 107,245,419
Sleep Number Corp.
(a) (b)
............... 529,809 8,492,838
Sonic Automotive, Inc. , Class A .......... 361,363 20,576,009
Sportsman's Warehouse Holdings, Inc.
(a) (b)
... 902,145 2,805,671
Stitch Fix, Inc. , Class A
(a) (b)
.............. 2,178,171 5,750,371
ThredUp, Inc. , Class A
(a) (b)
.............. 1,805,264 3,610,528
Tile Shop Holdings, Inc.
(a)
.............. 702,080 4,935,622
Tilly's, Inc. , Class A
(a) (b)
................ 504,526 3,430,777
Torrid Holdings, Inc.
(a) (b)
................ 337,805 1,648,488
Upbound Group, Inc. ................. 1,305,968 45,983,133
Urban Outfitters, Inc.
(a) (b)
............... 1,563,031 67,866,806
Warby Parker, Inc. , Class A
(a) (b)
........... 2,112,693 28,753,752
Winmark Corp. ..................... 68,614 24,817,684
Zumiez, Inc.
(a) (b)
..................... 396,271 6,019,357
1,809,376,360
Technology Hardware, Storage & Peripherals — 2.1%
CompoSecure, Inc. , Class A
(a) (b)
.......... 408,243 2,951,597
Corsair Gaming, Inc.
(a) (b)
............... 948,841 11,708,698

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
CPI Card Group, Inc.
(a) (b)
............... 103,909 $ 1,855,815
Eastman Kodak Co.
(a) (b)
................ 1,431,715 7,086,989
Immersion Corp. .................... 766,412 5,732,762
Intevac, Inc.
(a) (b)
..................... 558,450 2,144,448
IonQ, Inc.
(a) (b)
....................... 4,020,400 40,163,796
Super Micro Computer, Inc.
(a) (b)
........... 1,245,787 1,258,282,244
Turtle Beach Corp.
(a) (b)
................. 405,235 6,986,251
Xerox Holdings Corp. ................. 2,893,156 51,787,492
1,388,700,092
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc. , Class A
(a) (b)
............... 2,331,975 1,618,624
Figs, Inc. , Class A
(a) (b)
................. 3,105,898 15,467,372
Fossil Group, Inc.
(a) (b)
................. 1,227,511 1,252,061
G-III Apparel Group Ltd.
(a) (b)
............. 1,018,351 29,542,363
Hanesbrands, Inc.
(a)
.................. 8,633,343 50,073,389
Kontoor Brands, Inc. .................. 1,373,988 82,782,777
Movado Group, Inc. .................. 375,008 10,473,973
Oxford Industries, Inc. ................ 370,526 41,647,122
Rocky Brands, Inc. ................... 173,692 4,712,264
Steven Madden Ltd. .................. 1,801,286 76,158,372
Vera Bradley, Inc.
(a)
.................. 613,982 4,175,078
Wolverine World Wide, Inc. ............. 1,903,708 21,340,567
339,243,962
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
.............. 410,079 2,513,784
Turning Point Brands, Inc. .............. 420,479 12,320,035
Universal Corp. ..................... 596,060 30,828,223
Vector Group Ltd. ................... 3,565,947 39,082,779
84,744,821
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc. , Class A ....... 555,797 7,197,571
Applied Industrial Technologies, Inc. ....... 945,099 186,704,308
Beacon Roofing Supply, Inc.
(a) (b)
.......... 1,550,175 151,948,154
BlueLinx Holdings, Inc.
(a) (b)
.............. 208,857 27,201,536
Boise Cascade Co. .................. 975,525 149,616,269
Custom Truck One Source, Inc.
(a) (b)
........ 1,337,941 7,786,817
Distribution Solutions Group, Inc.
(a) (b)
....... 239,680 8,503,846
DNOW, Inc.
(a)
...................... 2,599,085 39,506,092
DXP Enterprises, Inc.
(a)
................ 323,523 17,382,891
EVI Industries, Inc. ................... 131,387 3,271,536
FTAI Aviation Ltd. .................... 2,447,803 164,737,142
GATX Corp. ....................... 861,846 115,513,219
Global Industrial Co. .................. 311,627 13,954,657
GMS, Inc.
(a)
........................ 988,483 96,218,935
H&E Equipment Services, Inc. ........... 796,517 51,120,461
Herc Holdings, Inc. ................... 694,764 116,928,781
Hudson Technologies, Inc.
(a) (b)
........... 1,059,605 11,666,251
Karat Packaging, Inc. ................. 149,912 4,288,982
McGrath RentCorp ................... 599,303 73,936,011
MRC Global, Inc.
(a)
................... 2,059,227 25,884,483
Rush Enterprises, Inc. , Class A .......... 1,483,780 79,411,906
Rush Enterprises, Inc. , Class B .......... 226,408 12,065,282
Titan Machinery, Inc.
(a) (b)
............... 503,187 12,484,070
Transcat, Inc.
(a) (b)
.................... 199,416 22,220,925
Willis Lease Finance Corp.
(a) (b)
........... 67,783 3,363,393
Xometry, Inc. , Class A
(a) (b)
.............. 829,933 14,017,568
1,416,931,086
Water Utilities — 0.4%
American States Water Co. ............. 896,264 64,746,111
Artesian Resources Corp. , Class A, NVS .... 210,886 7,825,980
Cadiz, Inc.
(a) (b)
...................... 970,389 2,814,128
California Water Service Group .......... 1,407,073 65,400,753
Security
Shares
Shares Value
Water Utilities (continued)
Consolidated Water Co. Ltd. ............ 360,614 $ 10,569,596
Global Water Resources, Inc. ............ 281,537 3,614,935
Middlesex Water Co. ................. 424,422 22,282,155
Pure Cycle Corp.
(a) (b)
.................. 450,652 4,281,194
SJW Group ........................ 776,596 43,947,568
York Water Co. (The) ................. 306,327 11,110,480
236,592,900
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a) (b)
...................... 1,624,580 14,263,812
Spok Holdings, Inc. .................. 432,215 6,893,829
Telephone & Data Systems, Inc. .......... 2,429,068 38,913,669
Tingo Group, Inc.
(a) (b)
.................. 2,995,135 76,676
60,147,986
Total Common Stocks — 99 .7%
(Cost: $ 82,409,501,272 ) ............................ 65,279,438,153
Rights
Biotechnology — 0.0%
(a)(b)(d)
Contra Aduro Biotech I, CVR ............ 272,340 136,170
Contra Chinook Therape, CVR .......... 1,316,575 579,293
Oncternal Therapeutics, Inc., CVR ........ 13,273 13,605
729,068
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. ( Expires 04/03/24 ,
Strike Price USD 6.05 )
(a) (b) (d)
........... 294,399 3
Total Rights — 0 .0%
(Cost: $ 540,672 ) ................................. 729,071
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
(a) (b)
Chord Energy Corp. (Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/24 , Strike Price USD 116.37 ) ...... 92,645 3,292,603
Chord Energy Corp. (Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 ) ..... 46,322 1,191,402
Total Warrants — 0 .0%
(Cost: $ 11,350,881 ) ............................... 4,484,005
Total Long-Term Investments — 99.7%
(Cost: $ 82,421,392,825 ) ............................ 65,284,651,229

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 11.0%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(h)
.................. 7,030,173,262 $ 7,033,688,348
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 173,435,949 173,435,949
Total Short-Term Securities — 11 .0%
(Cost: $ 7,202,951,640 ) ............................ 7,207,124,297
Total Investments — 110 .7%
(Cost: $ 89,624,344,465 ) ............................ 72,491,775,526
Liabilities in Excess of Other Assets — (10.7) % ............ (6,996,657,526)
Net Assets — 100.0% ...............................
$ 65,495,118,000
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,156,939, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,230,712,236 $ 801,965,825
(a)
$ — $ 6,402 $ 1,003,885 $ 7,033,688,348 7,030,173,262 $ 79,472,855
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 83,779,266 89,656,683
(a)
— — — 173,435,949 173,435,949 6,049,084 —
$ 6,402 $ 1,003,885 $ 7,207,124,297 $ 85,521,939 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,753 06/21/24 $ 188,088 $ 5,106,206

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 ETF
30
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 5,106,206 $ — $ — $ — $ 5,106,206
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 6,339,994 $ — $ — $ — $ 6,339,994
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 59,545 $ — $ — $ — $ 59,545
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 174,330,010
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 65,277,281,212 $ 2,156,939 $ 2 $ 65,279,438,153
Rights ................................................ — — 729,071 729,071
Warrants .............................................. 4,484,005 — — 4,484,005
Short-Term Securities
Money Market Funds ...................................... 7,207,124,297 — — 7,207,124,297
$ 72,488,889,514 $ 2,156,939 $ 729,073 $ 72,491,775,526
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 5,106,206 $ — $ — $ 5,106,206
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.8%
AeroVironment, Inc.
(a) (b)
................ 234,420 $ 35,931,898
Cadre Holdings, Inc. .................. 168,903 6,114,289
Eve Holding, Inc.
(a) (b)
.................. 165,805 895,347
Leonardo DRS, Inc.
(a) (b)
................ 594,095 13,123,558
Moog, Inc. , Class A .................. 50,676 8,090,423
Parsons Corp.
(a) (b)
.................... 163,791 13,586,463
Redwire Corp.
(a) (b)
.................... 81,321 356,999
Rocket Lab USA, Inc.
(a) (b)
............... 2,463,843 10,126,395
Terran Orbital Corp.
(a) (b)
................ 70,329 92,131
Virgin Galactic Holdings, Inc. , Class C
(a) (b)
.... 1,746,841 2,585,325
90,902,828
Air Freight & Logistics — 0.1%
Forward Air Corp. ................... 223,519 6,953,676
Automobile Components — 1.4%
Atmus Filtration Technologies, Inc.
(b)
....... 451,529 14,561,810
Cooper-Standard Holdings, Inc.
(b)
......... 45,868 759,574
Dorman Products, Inc.
(a) (b)
.............. 228,788 22,052,875
Fox Factory Holding Corp.
(a) (b)
........... 370,484 19,291,102
Gentherm, Inc.
(b)
.................... 284,779 16,397,575
LCI Industries ...................... 82,110 10,104,457
Luminar Technologies, Inc. , Class A
(a) (b)
..... 2,534,135 4,992,246
Modine Manufacturing Co.
(a) (b)
........... 285,084 27,137,146
Patrick Industries, Inc. ................ 22,682 2,709,818
Stoneridge, Inc.
(b)
.................... 45,965 847,594
Visteon Corp.
(b)
..................... 239,765 28,198,762
XPEL, Inc.
(a) (b) (c)
..................... 196,143 10,595,645
157,648,604
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................ 163,577 1,182,662
Banks — 0.9%
Axos Financial, Inc.
(a) (b)
................ 55,875 3,019,485
BancFirst Corp. ..................... 26,315 2,316,509
Bancorp, Inc. (The)
(a) (b)
................ 447,586 14,976,228
Bank of NT Butterfield & Son Ltd. (The) ..... 33,087 1,058,453
Bank7 Corp. ....................... 4,104 115,733
BayCom Corp. ..................... 11,687 240,869
Burke & Herbert Financial Services Corp.
(a)
.. 5,360 300,321
Capital City Bank Group, Inc. ............ 42,233 1,169,854
Citizens Financial Services, Inc. .......... 6,966 342,727
City Holding Co. .................... 10,625 1,107,337
Coastal Financial Corp.
(a) (b)
............. 94,564 3,675,703
Columbia Financial, Inc.
(a) (b)
............. 108,294 1,863,740
Esquire Financial Holdings, Inc. .......... 51,463 2,442,949
First BanCorp ...................... 111,534 1,956,306
First Financial Bankshares, Inc. .......... 1,134,706 37,229,704
Five Star Bancorp ................... 50,219 1,129,927
FS Bancorp, Inc. .................... 13,238 459,491
Greene County Bancorp, Inc. ............ 33,739 971,346
HomeTrust Bancshares, Inc. ............ 28,452 777,878
Lakeland Financial Corp. ............... 13,212 876,220
Metropolitan Bank Holding Corp.
(a) (b)
....... 8,330 320,705
MVB Financial Corp. ................. 9,304 207,572
NBT Bancorp, Inc. ................... 33,916 1,244,039
Pathward Financial, Inc.
(a)
.............. 76,422 3,857,783
Plumas Bancorp .................... 6,967 256,316
ServisFirst Bancshares, Inc. ............ 150,677 9,998,926
Stellar Bancorp, Inc. .................. 23,287 567,271
Stock Yards Bancorp, Inc. .............. 205,805 10,065,922
Third Coast Bancshares, Inc.
(b)
........... 5,312 106,346
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ................ 67,850 $ 3,316,508
105,972,168
Beverages — 0.6%
Coca-Cola Consolidated, Inc. ............ 41,481 35,109,933
Duckhorn Portfolio, Inc. (The)
(a) (b)
......... 86,938 809,393
MGP Ingredients, Inc.
(a)
................ 137,514 11,844,081
National Beverage Corp.
(b)
.............. 205,282 9,742,684
Primo Water Corp. ................... 193,702 3,527,313
Vita Coco Co., Inc. (The)
(a) (b)
............ 326,407 7,974,123
Zevia PBC , Class A
(b)
................. 123,001 143,911
69,151,438
Biotechnology — 10.3%
(b)
4D Molecular Therapeutics, Inc.
(a)
......... 31,076 990,081
89bio, Inc. ........................ 685,143 7,975,065
ACADIA Pharmaceuticals, Inc. ........... 1,065,974 19,709,859
ACELYRIN, Inc.
(a)
.................... 284,501 1,920,382
Actinium Pharmaceuticals, Inc.
(a)
......... 225,827 1,768,225
ADMA Biologics, Inc.
(a)
................ 977,441 6,451,111
Aerovate Therapeutics, Inc. ............. 99,091 2,930,121
Agenus, Inc.
(a)
...................... 497,555 288,582
Akero Therapeutics, Inc.
(a)
.............. 536,248 13,545,624
Aldeyra Therapeutics, Inc. .............. 418,833 1,369,584
Alector, Inc. ....................... 626,060 3,768,881
Alkermes plc ....................... 1,436,233 38,878,827
Alpine Immune Sciences, Inc. ........... 177,475 7,035,109
Amicus Therapeutics, Inc. .............. 2,515,757 29,635,617
AnaptysBio, Inc. .................... 133,087 2,997,119
Anavex Life Sciences Corp.
(a)
............ 637,307 3,243,893
Apogee Therapeutics, Inc. .............. 163,039 10,833,942
Arbutus Biopharma Corp.
(a)
............. 708,648 1,828,312
Arcellx, Inc.
(a)
...................... 332,771 23,144,223
Arcturus Therapeutics Holdings, Inc.
(a)
...... 18,891 637,949
Arcus Biosciences, Inc. ................ 139,870 2,640,746
Arcutis Biotherapeutics, Inc.
(a)
........... 685,839 6,796,665
Ardelyx, Inc.
(a)
...................... 1,311,676 9,575,235
ArriVent Biopharma, Inc.
(a)
.............. 37,503 669,804
Arrowhead Pharmaceuticals, Inc.
(a)
........ 1,007,959 28,827,627
ARS Pharmaceuticals, Inc.
(a)
............ 45,953 469,640
Astria Therapeutics, Inc. ............... 378,755 5,330,977
Atara Biotherapeutics, Inc. .............. 67,829 47,073
Aurinia Pharmaceuticals, Inc.
(a)
........... 1,171,298 5,868,203
Avid Bioservices, Inc.
(a)
................ 549,003 3,678,320
Avita Medical, Inc.
(a)
.................. 221,228 3,546,285
Beam Therapeutics, Inc.
(a)
.............. 585,074 19,330,845
BioCryst Pharmaceuticals, Inc.
(a)
.......... 1,231,378 6,255,400
Biomea Fusion, Inc.
(a)
................. 172,657 2,581,222
BioVie, Inc.
(a)
....................... 104,937 55,470
Bioxcel Therapeutics, Inc.
(a)
............. 166,588 469,778
Blueprint Medicines Corp.
(a)
............. 527,843 50,071,187
Bridgebio Pharma, Inc.
(a)
............... 704,794 21,792,230
Cabaletta Bio, Inc.
(a)
.................. 268,204 4,575,560
Cargo Therapeutics, Inc.
(a)
.............. 83,738 1,869,032
Cartesian Therapeutics, Inc.
(a)
........... 256,669 166,835
Catalyst Pharmaceuticals, Inc.
(a)
.......... 964,000 15,366,160
Celldex Therapeutics, Inc.
(a)
............. 138,955 5,831,941
Cerevel Therapeutics Holdings, Inc.
(a)
...... 621,428 26,267,762
CG oncology, Inc. ................... 90,994 3,994,637
Cogent Biosciences, Inc.
(a)
.............. 385,542 2,590,842
Coherus Biosciences, Inc.
(a)
............. 767,980 1,835,472
Compass Therapeutics, Inc.
(a)
........... 75,637 149,761
Crinetics Pharmaceuticals, Inc. .......... 97,050 4,542,911
Cue Biopharma, Inc.
(a)
................ 317,692 600,438
Cytokinetics, Inc.
(a)
................... 765,864 53,694,725

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Day One Biopharmaceuticals, Inc.
(a)
....... 495,031 $ 8,177,912
Deciphera Pharmaceuticals, Inc. ......... 165,262 2,599,571
Denali Therapeutics, Inc.
(a)
............. 1,037,976 21,299,268
Disc Medicine, Inc.
(a)
.................. 76,560 4,766,626
Dynavax Technologies Corp.
(a)
........... 941,109 11,679,163
Dyne Therapeutics, Inc. ............... 148,514 4,216,312
Enanta Pharmaceuticals, Inc. ............ 21,891 382,217
Fennec Pharmaceuticals, Inc.
(a)
.......... 39,537 439,651
Foghorn Therapeutics, Inc. ............. 181,861 1,220,287
Genelux Corp.
(a)
..................... 40,404 259,798
Geron Corp.
(a)
...................... 3,348,421 11,049,789
Halozyme Therapeutics, Inc.
(a)
........... 1,125,408 45,781,597
Heron Therapeutics, Inc.
(a)
.............. 835,447 2,314,188
HilleVax, Inc.
(a)
...................... 54,037 898,635
Humacyte, Inc.
(a)
.................... 482,961 1,502,009
Ideaya Biosciences, Inc.
(a)
.............. 367,373 16,120,327
Immuneering Corp. , Class A
(a)
........... 149,567 432,249
ImmunityBio, Inc.
(a)
................... 935,559 5,023,952
Immunovant, Inc. .................... 468,305 15,130,935
Inhibrx, Inc. ........................ 196,279 6,861,914
Insmed, Inc.
(a)
...................... 1,199,464 32,541,458
Intellia Therapeutics, Inc.
(a)
............. 112,404 3,092,234
Ironwood Pharmaceuticals, Inc. , Class A .... 488,378 4,253,772
Janux Therapeutics, Inc.
(a)
.............. 10,292 387,494
Karyopharm Therapeutics, Inc.
(a)
......... 983,668 1,485,339
Keros Therapeutics, Inc.
(a)
.............. 222,666 14,740,489
Krystal Biotech, Inc.
(a)
................. 187,453 33,353,512
Kymera Therapeutics, Inc.
(a)
............. 353,711 14,219,182
Lexeo Therapeutics, Inc. ............... 38,706 606,910
Lexicon Pharmaceuticals, Inc.
(a)
.......... 347,818 834,763
Lineage Cell Therapeutics, Inc.
(a)
......... 1,160,447 1,717,462
MacroGenics, Inc. ................... 161,564 2,378,222
Madrigal Pharmaceuticals, Inc.
(a)
......... 128,427 34,295,146
MannKind Corp.
(a)
................... 1,844,055 8,353,569
MeiraGTx Holdings plc ................ 202,782 1,230,887
Merrimack Pharmaceuticals, Inc.
(a)
........ 89,226 1,317,868
Mersana Therapeutics, Inc. ............. 590,222 2,644,195
Mineralys Therapeutics, Inc.
(a)
........... 45,395 586,049
Mirum Pharmaceuticals, Inc.
(a)
........... 212,731 5,343,803
Morphic Holding, Inc.
(a)
................ 292,857 10,308,566
Mural Oncology plc .................. 146,805 717,876
Novavax, Inc.
(a)
..................... 804,579 3,845,888
Nuvalent, Inc. , Class A
(a)
............... 230,624 17,317,556
Nuvectis Pharma, Inc.
(a)
............... 65,011 533,090
Omega Therapeutics, Inc.
(a)
............. 206,931 755,298
Organogenesis Holdings, Inc. , Class A
(a)
.... 76,629 217,626
Outlook Therapeutics, Inc.
(a)
............. 72,000 859,680
PDS Biotechnology Corp.
(a)
............. 241,129 954,871
PepGen, Inc. ....................... 24,756 363,913
Prime Medicine, Inc.
(a)
................. 349,614 2,447,298
ProKidney Corp. , Class A
(a)
............. 103,028 168,966
Protagonist Therapeutics, Inc.
(a)
.......... 311,303 9,005,996
Prothena Corp. plc ................... 365,139 9,044,493
PTC Therapeutics, Inc.
(a)
............... 504,832 14,685,563
RAPT Therapeutics, Inc.
(a)
.............. 193,997 1,742,093
Reneo Pharmaceuticals, Inc. ............ 71,014 117,883
REVOLUTION Medicines, Inc. ........... 897,482 28,925,845
Rhythm Pharmaceuticals, Inc.
(a)
.......... 463,322 20,075,742
Rigel Pharmaceuticals, Inc. ............. 1,263,401 1,869,833
Rocket Pharmaceuticals, Inc.
(a)
........... 481,775 12,979,019
Sage Therapeutics, Inc.
(a)
.............. 429,867 8,055,708
Sagimet Biosciences, Inc. , Class A
(a)
....... 88,362 478,922
Sana Biotechnology, Inc.
(a)
.............. 63,177 631,770
Savara, Inc. ....................... 45,666 227,417
Seres Therapeutics, Inc.
(a)
.............. 571,195 442,162
Security
Shares
Shares Value
Biotechnology (continued)
SpringWorks Therapeutics, Inc.
(a)
......... 594,272 $ 29,250,068
Summit Therapeutics, Inc.
(a)
............. 1,003,797 4,155,720
Syndax Pharmaceuticals, Inc. ........... 568,905 13,539,939
TG Therapeutics, Inc.
(a)
................ 1,202,910 18,296,261
Travere Therapeutics, Inc. .............. 585,663 4,515,462
Turnstone Biologics Corp. .............. 63,299 165,843
Tyra Biosciences, Inc.
(a)
............... 43,682 716,385
UroGen Pharma Ltd.
(a)
................ 195,150 2,927,250
Vaxcyte, Inc.
(a)
...................... 920,689 62,892,266
Vaxxinity, Inc. , Class A
(a)
............... 362,704 260,240
Vera Therapeutics, Inc. , Class A .......... 167,659 7,229,456
Vericel Corp.
(a)
...................... 413,046 21,486,653
Viking Therapeutics, Inc. ............... 888,287 72,839,534
Vir Biotechnology, Inc. ................ 39,371 398,828
Viridian Therapeutics, Inc.
(a)
............. 339,409 5,943,052
Voyager Therapeutics, Inc.
(a)
............ 336,562 3,133,392
X4 Pharmaceuticals, Inc.
(a)
............. 533,310 741,301
Xencor, Inc. ....................... 271,971 6,018,718
Y-mAbs Therapeutics, Inc.
(a)
............. 148,809 2,419,634
Zentalis Pharmaceuticals, Inc.
(a)
.......... 507,483 7,997,932
1,203,685,051
Broadline Retail — 0.1%
Dillard's, Inc. , Class A
(a)
................ 29,529 13,927,058
Qurate Retail, Inc. , Class B
(b)
............ 15,284 69,236
Savers Value Village, Inc.
(a) (b)
............ 111,531 2,150,318
16,146,612
Building Products — 2.1%
AAON, Inc.
(a)
....................... 587,786 51,783,947
American Woodmark Corp.
(b)
............ 9,302 945,641
Apogee Enterprises, Inc. ............... 72,669 4,302,005
CSW Industrials, Inc. ................. 133,813 31,392,530
Gibraltar Industries, Inc.
(b)
.............. 149,317 12,024,498
Griffon Corp. ....................... 204,983 15,033,453
Janus International Group, Inc.
(a) (b)
........ 736,053 11,136,482
Masonite International Corp.
(b)
........... 190,184 24,999,687
Simpson Manufacturing Co., Inc. ......... 372,508 76,431,191
UFP Industries, Inc. .................. 79,560 9,786,676
Zurn Elkay Water Solutions Corp. ......... 256,575 8,587,565
246,423,675
Capital Markets — 1.9%
AlTi Global, Inc. , Class A
(a) (b)
............ 204,213 1,155,846
Artisan Partners Asset Management, Inc. , Class
A ............................ 385,771 17,656,739
AssetMark Financial Holdings, Inc.
(b)
....... 191,907 6,795,427
B Riley Financial, Inc.
(a)
................ 181,290 3,837,909
BGC Group, Inc. , Class A
(a)
............. 1,479,299 11,494,153
Brightsphere Investment Group, Inc. ....... 111,286 2,541,772
Cohen & Steers, Inc. ................. 227,304 17,477,404
Diamond Hill Investment Group, Inc. ....... 24,760 3,817,249
Donnelley Financial Solutions, Inc.
(b)
....... 153,487 9,517,729
GCM Grosvenor, Inc. , Class A ........... 351,757 3,397,973
Hamilton Lane, Inc. , Class A ............ 188,358 21,239,248
Moelis & Co. , Class A ................. 277,122 15,732,216
Open Lending Corp. , Class A
(b)
........... 788,935 4,938,733
P10, Inc. , Class A ................... 375,959 3,165,575
Patria Investments Ltd. , Class A .......... 496,374 7,366,190
Perella Weinberg Partners , Class C ....... 369,146 5,216,033
Piper Sandler Cos. ................... 125,806 24,971,233
PJT Partners, Inc. , Class A
(a)
............ 205,914 19,409,454
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 90,518 1,431,090
StepStone Group, Inc. , Class A .......... 479,537 17,138,652
StoneX Group, Inc.
(b)
................. 25,608 1,799,218

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Value Line, Inc. ..................... 7,087 $ 287,023
Victory Capital Holdings, Inc. , Class A ...... 212,615 9,021,254
Virtus Investment Partners, Inc. .......... 8,370 2,075,593
WisdomTree, Inc. .................... 1,199,420 11,022,670
222,506,383
Chemicals — 2.4%
American Vanguard Corp. .............. 42,278 547,500
Arcadium Lithium plc
(a) (b)
............... 8,871,576 38,236,493
Balchem Corp.
(a)
.................... 277,672 43,025,276
Cabot Corp. ....................... 472,418 43,556,940
Core Molding Technologies, Inc.
(b)
......... 5,041 95,426
Ecovyst, Inc.
(a) (b)
..................... 166,973 1,861,749
Hawkins, Inc. ...................... 167,984 12,901,171
HB Fuller Co. ...................... 419,382 33,441,521
Ingevity Corp.
(b)
..................... 317,626 15,150,760
Innospec, Inc. ...................... 190,462 24,558,170
Orion SA ......................... 478,740 11,259,965
PureCycle Technologies, Inc.
(a) (b)
.......... 220,875 1,373,842
Quaker Chemical Corp. ............... 120,790 24,792,147
Sensient Technologies Corp. ............ 366,561 25,362,356
Stepan Co. ........................ 21,599 1,944,774
278,108,090
Commercial Services & Supplies — 1.4%
ACV Auctions, Inc. , Class A
(a) (b)
........... 1,103,953 20,721,198
Aris Water Solutions, Inc. , Class A ........ 21,846 309,121
Brink's Co. (The) .................... 388,165 35,858,683
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 489,257 48,372,840
Cimpress plc
(a) (b)
.................... 88,148 7,801,979
Healthcare Services Group, Inc.
(b)
......... 611,080 7,626,278
HNI Corp. ......................... 37,714 1,702,033
LanzaTech Global, Inc.
(a) (b)
.............. 182,685 565,410
Liquidity Services, Inc.
(b)
............... 110,936 2,063,410
Matthews International Corp. , Class A ...... 70,270 2,183,992
Montrose Environmental Group, Inc.
(a) (b)
..... 244,608 9,581,295
Performant Financial Corp.
(a) (b)
........... 447,777 1,316,464
Pitney Bowes, Inc. ................... 722,951 3,130,378
SP Plus Corp.
(b)
..................... 169,375 8,844,762
Viad Corp.
(b)
....................... 176,596 6,973,776
157,051,619
Communications Equipment — 0.7%
(b)
Calix, Inc. ......................... 512,465 16,993,339
Cambium Networks Corp. .............. 103,700 446,947
Clearfield, Inc.
(a)
..................... 110,853 3,418,707
CommScope Holding Co., Inc. ........... 1,846,859 2,419,385
Digi International, Inc.
(a)
................ 274,475 8,763,987
Extreme Networks, Inc. ................ 1,096,972 12,659,057
Harmonic, Inc.
(a)
..................... 956,951 12,861,421
Infinera Corp.
(a)
..................... 1,736,794 10,472,868
Viavi Solutions, Inc.
(a)
................. 1,588,977 14,443,801
82,479,512
Construction & Engineering — 2.8%
Ameresco, Inc. , Class A
(a) (b)
............. 276,659 6,675,782
API Group Corp.
(a) (b)
.................. 1,221,974 47,986,919
Bowman Consulting Group Ltd.
(a) (b)
........ 92,773 3,227,573
Comfort Systems USA, Inc.
(a)
............ 307,311 97,635,778
Concrete Pumping Holdings, Inc.
(a) (b)
....... 130,476 1,030,760
Construction Partners, Inc. , Class A
(a) (b)
..... 373,865 20,992,520
Dycom Industries, Inc.
(b)
............... 248,842 35,716,292
Fluor Corp.
(b)
....................... 1,153,802 48,782,749
Granite Construction, Inc. .............. 52,651 3,007,952
IES Holdings, Inc.
(a) (b)
................. 71,418 8,687,286
INNOVATE Corp.
(a) (b)
.................. 93,961 65,838
Security
Shares
Shares Value
Construction & Engineering (continued)
Limbach Holdings, Inc.
(a) (b)
.............. 14,493 $ 600,300
MYR Group, Inc.
(b)
................... 142,726 25,226,820
Primoris Services Corp. ............... 28,597 1,217,374
Sterling Infrastructure, Inc.
(a) (b)
........... 227,487 25,094,091
325,948,034
Construction Materials — 0.1%
United States Lime & Minerals, Inc. ........ 17,936 5,347,439
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(b)
............. 3,178 94,037
FirstCash Holdings, Inc. ............... 327,516 41,771,391
LendingTree, Inc.
(b)
................... 21,832 924,367
NerdWallet, Inc. , Class A
(b)
.............. 292,520 4,300,044
PROG Holdings, Inc. ................. 74,214 2,555,930
Regional Management Corp. ............ 12,308 297,977
Upstart Holdings, Inc.
(a) (b)
............... 644,305 17,325,361
World Acceptance Corp.
(a) (b)
............. 2,800 405,944
67,675,051
Consumer Staples Distribution & Retail — 0.7%
Chefs' Warehouse, Inc. (The)
(a) (b)
......... 306,110 11,528,102
PriceSmart, Inc. ..................... 154,475 12,975,900
Sprouts Farmers Market, Inc.
(a) (b)
......... 884,418 57,027,273
81,531,275
Containers & Packaging — 0.2%
Myers Industries, Inc. ................. 319,751 7,408,631
O-I Glass, Inc.
(a) (b)
.................... 1,149,945 19,077,587
26,486,218
Diversified Consumer Services — 1.4%
2U, Inc.
(a) (b)
........................ 41,562 16,197
Carriage Services, Inc. ................ 114,835 3,105,138
Chegg, Inc.
(b)
....................... 859,492 6,506,354
Coursera, Inc.
(a) (b)
.................... 1,149,675 16,118,444
Duolingo, Inc. , Class A
(b)
............... 256,890 56,664,796
European Wax Center, Inc. , Class A
(b)
...... 276,651 3,590,930
Frontdoor, Inc.
(b)
..................... 703,702 22,926,611
Laureate Education, Inc. ............... 960,049 13,987,914
Nerdy, Inc. , Class A
(a) (b)
................ 556,933 1,620,675
OneSpaWorld Holdings Ltd.
(b)
........... 720,922 9,537,798
Stride, Inc.
(a) (b)
...................... 368,033 23,204,481
Udemy, Inc.
(a) (b)
..................... 773,675 8,494,952
Universal Technical Institute, Inc.
(b)
........ 60,228 960,034
166,734,324
Diversified REITs — 0.0%
Essential Properties Realty Trust, Inc. ...... 146,697 3,910,942
Gladstone Commercial Corp. ............ 59,331 821,141
4,732,083
Diversified Telecommunication Services — 0.3%
Anterix, Inc.
(a) (b)
..................... 100,156 3,366,243
AST SpaceMobile, Inc. , Class A
(a) (b)
........ 994,252 2,883,331
Bandwidth, Inc. , Class A
(b)
.............. 50,774 927,133
Cogent Communications Holdings, Inc. ..... 238,573 15,585,974
Consolidated Communications Holdings,
Inc.
(a) (b)
......................... 74,354 321,209
Globalstar, Inc.
(a) (b)
................... 5,491,317 8,072,236
IDT Corp. , Class B ................... 102,537 3,876,924
Ooma, Inc.
(a) (b)
...................... 207,171 1,767,169
36,800,219
Electric Utilities — 0.3%
Genie Energy Ltd. , Class B ............. 93,599 1,411,473
MGE Energy, Inc. .................... 161,119 12,683,288
Otter Tail Corp.
(a)
.................... 189,813 16,399,843

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PNM Resources, Inc. ................. 78,923 $ 2,970,662
33,465,266
Electrical Equipment — 2.2%
Allient, Inc. ........................ 113,923 4,064,773
Amprius Technologies, Inc.
(a) (b)
........... 47,504 125,886
Array Technologies, Inc.
(a) (b)
............. 1,314,786 19,603,459
Atkore, Inc.
(a)
....................... 323,149 61,514,644
Babcock & Wilcox Enterprises, Inc.
(b)
....... 127,140 143,668
Blink Charging Co.
(a) (b)
................. 260,349 783,650
Bloom Energy Corp. , Class A
(a) (b)
......... 1,674,590 18,822,392
Dragonfly Energy Holdings Corp.
(a) (b)
....... 238,715 128,906
EnerSys .......................... 329,798 31,152,719
Enovix Corp.
(a) (b)
..................... 1,204,942 9,651,585
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 1,195,674 1,231,544
Fluence Energy, Inc. , Class A
(a) (b)
......... 509,195 8,829,441
FTC Solar, Inc.
(a) (b)
................... 560,749 302,244
GrafTech International Ltd. ............. 969,988 1,338,583
LSI Industries, Inc. ................... 186,047 2,813,031
NEXTracker, Inc. , Class A
(b)
............. 1,092,449 61,472,105
NuScale Power Corp. , Class A
(a) (b)
......... 483,089 2,565,203
Preformed Line Products Co. ............ 9,761 1,255,948
SES AI Corp. , Class A
(a) (b)
.............. 125,162 210,272
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 1,488,779 16,644,549
SKYX Platforms Corp.
(a) (b)
.............. 549,272 719,546
SunPower Corp.
(a) (b)
.................. 776,002 2,328,006
Thermon Group Holdings, Inc.
(b)
.......... 32,091 1,050,018
TPI Composites, Inc.
(a) (b)
............... 367,225 1,068,625
Vicor Corp.
(b)
....................... 191,826 7,335,426
255,156,223
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries, Inc.
(a)
........ 326,397 33,285,966
Akoustis Technologies, Inc.
(a) (b)
........... 815,329 481,941
Arlo Technologies, Inc.
(b)
............... 687,878 8,701,657
Badger Meter, Inc.
(a)
.................. 255,410 41,327,892
Bel Fuse, Inc. , Class B, NVS ............ 7,604 458,597
Belden, Inc.
(a)
...................... 224,085 20,752,512
Climb Global Solutions, Inc. ............. 31,635 2,242,289
CTS Corp. ........................ 269,209 12,596,289
ePlus, Inc.
(a) (b)
...................... 13,277 1,042,776
Evolv Technologies Holdings, Inc.
(a) (b)
...... 181,770 808,877
Fabrinet
(b)
......................... 319,575 60,406,067
FARO Technologies, Inc.
(a) (b)
............ 17,510 376,640
Insight Enterprises, Inc.
(a) (b)
............. 245,547 45,553,879
Iteris, Inc.
(a) (b)
....................... 203,955 1,007,538
Itron, Inc.
(b)
........................ 38,247 3,538,612
Kimball Electronics, Inc.
(a) (b)
............. 49,297 1,067,280
Lightwave Logic, Inc.
(a) (b)
............... 1,033,469 4,836,635
Luna Innovations, Inc.
(a) (b)
.............. 278,344 892,093
MicroVision, Inc.
(a) (b)
.................. 1,667,138 3,067,534
Napco Security Technologies, Inc. ........ 288,343 11,579,855
Novanta, Inc.
(a) (b)
.................... 311,008 54,354,868
OSI Systems, Inc.
(b)
.................. 139,920 19,983,374
PAR Technology Corp.
(a) (b)
.............. 18,229 826,867
Plexus Corp.
(a) (b)
..................... 211,248 20,030,535
Rogers Corp.
(b)
..................... 110,150 13,073,703
Sanmina Corp.
(b)
.................... 25,672 1,596,285
363,890,561
Energy Equipment & Services — 2.9%
Archrock, Inc. ...................... 215,728 4,243,370
Atlas Energy Solutions, Inc.
(a)
............ 28,583 646,547
Borr Drilling Ltd.
(a)
................... 1,909,600 13,080,760
Cactus, Inc. , Class A ................. 567,189 28,410,497
ChampionX Corp. ................... 1,701,350 61,061,451
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Core Laboratories, Inc.
(a)
............... 132,769 $ 2,267,694
DMC Global, Inc.
(b)
................... 53,018 1,033,321
Expro Group Holdings NV
(a) (b)
............ 291,146 5,814,186
KLX Energy Services Holdings, Inc.
(b)
...... 12,230 94,660
Kodiak Gas Services, Inc. .............. 42,659 1,166,297
Liberty Energy, Inc. , Class A ............ 85,995 1,781,816
Nabors Industries Ltd.
(a) (b)
.............. 71,821 6,185,943
Noble Corp. plc ..................... 811,008 39,325,778
Oceaneering International, Inc.
(b)
......... 873,889 20,449,003
Patterson-UTI Energy, Inc. ............. 172,223 2,056,343
ProFrac Holding Corp. , Class A
(a) (b)
........ 51,069 426,937
Solaris Oilfield Infrastructure, Inc. , Class A ... 26,530 230,015
TETRA Technologies, Inc.
(a) (b)
............ 1,080,265 4,785,574
Tidewater, Inc.
(a) (b)
................... 403,212 37,095,504
Valaris Ltd.
(b)
....................... 516,653 38,883,305
Weatherford International plc
(b)
........... 618,348 71,369,726
340,408,727
Entertainment — 0.5%
(b)
Atlanta Braves Holdings, Inc. , Class A
(a)
..... 90,720 3,801,168
Atlanta Braves Holdings, Inc. , Class C, NVS .. 395,020 15,429,481
Cinemark Holdings, Inc.
(a)
.............. 795,435 14,293,967
IMAX Corp. ........................ 391,181 6,325,397
Lions Gate Entertainment Corp. , Class A
(a)
... 348,710 3,469,665
Lions Gate Entertainment Corp. , Class B, NVS 706,940 6,581,611
Loop Media, Inc.
(a)
................... 313,888 115,009
Madison Square Garden Entertainment Corp.
(a)
293,524 11,509,076
Vivid Seats, Inc. , Class A
(a)
............. 196,557 1,177,376
62,702,750
Financial Services — 1.4%
AvidXchange Holdings, Inc.
(a) (b)
........... 1,208,998 15,898,324
Cantaloupe, Inc.
(a) (b)
.................. 342,917 2,204,956
Cass Information Systems, Inc. .......... 105,457 5,079,864
EVERTEC, Inc. ..................... 563,433 22,480,977
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 13,684 2,694,106
Flywire Corp.
(b)
..................... 923,140 22,903,103
I3 Verticals, Inc. , Class A
(b)
.............. 196,595 4,500,059
International Money Express, Inc.
(a) (b)
....... 272,901 6,230,330
Marqeta, Inc. , Class A
(b)
............... 546,223 3,255,489
NMI Holdings, Inc. , Class A
(b)
............ 54,552 1,764,212
Pagseguro Digital Ltd. , Class A
(b)
......... 1,048,204 14,968,353
Payoneer Global, Inc.
(b)
................ 2,222,077 10,799,294
Paysign, Inc.
(a) (b)
..................... 281,179 1,029,115
PennyMac Financial Services, Inc. ........ 14,773 1,345,673
Priority Technology Holdings, Inc.
(a) (b)
....... 153,440 501,749
Remitly Global, Inc.
(a) (b)
................ 1,181,195 24,497,984
StoneCo Ltd. , Class A
(a) (b)
.............. 1,534,664 25,490,769
165,644,357
Food Products — 1.3%
Beyond Meat, Inc.
(a) (b)
................. 522,096 4,322,955
BRC, Inc. , Class A
(a) (b)
................. 323,604 1,385,025
Calavo Growers, Inc. ................. 149,987 4,171,138
Cal-Maine Foods, Inc. ................. 333,955 19,653,252
Dole plc .......................... 347,132 4,141,285
J & J Snack Foods Corp. ............... 131,283 18,978,270
J M Smucker Co. (The) ................ 1 187
John B Sanfilippo & Son, Inc. ............ 77,796 8,240,152
Lancaster Colony Corp. ............... 169,786 35,252,667
Mission Produce, Inc.
(a) (b)
............... 58,014 688,626
Simply Good Foods Co. (The)
(b)
.......... 788,717 26,840,039
SunOpta, Inc.
(a) (b)
.................... 769,403 5,285,799
TreeHouse Foods, Inc.
(a) (b)
.............. 54,775 2,133,486
Utz Brands, Inc. , Class A
(a)
............. 627,770 11,576,079

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Vital Farms, Inc.
(b)
................... 271,675 $ 6,316,444
Westrock Coffee Co.
(a) (b)
............... 251,190 2,594,793
151,580,197
Gas Utilities — 0.3%
Brookfield Infrastructure Corp. , Class A ..... 111,337 4,012,586
Chesapeake Utilities Corp. ............. 121,427 13,029,117
New Jersey Resources Corp. ............ 446,043 19,139,705
RGC Resources, Inc. ................. 4,687 94,865
36,276,273
Ground Transportation — 0.4%
ArcBest Corp. ...................... 81,562 11,622,585
Daseke, Inc.
(b)
...................... 396,323 3,289,481
Marten Transport Ltd. ................. 402,962 7,446,738
PAM Transportation Services, Inc.
(a) (b)
...... 8,254 133,797
RXO, Inc.
(a) (b)
....................... 877,195 19,184,255
Werner Enterprises, Inc. ............... 82,192 3,215,351
44,892,207
Health Care Equipment & Supplies — 3.9%
Accuray, Inc.
(a) (b)
..................... 795,800 1,965,626
Alphatec Holdings, Inc.
(a) (b)
.............. 325,364 4,486,770
Artivion, Inc.
(a) (b)
..................... 49,857 1,054,974
AtriCure, Inc.
(a) (b)
.................... 290,242 8,829,162
Atrion Corp. ....................... 11,872 5,503,266
AxoGen, Inc.
(a) (b)
.................... 359,464 2,900,874
Axonics, Inc.
(b)
...................... 431,386 29,752,692
Beyond Air, Inc.
(a) (b)
................... 195,446 340,076
Cerus Corp.
(b)
...................... 1,556,428 2,941,649
ClearPoint Neuro, Inc.
(a) (b)
.............. 198,690 1,351,092
CONMED Corp.
(a)
................... 266,133 21,311,931
Cutera, Inc.
(a) (b)
..................... 28,051 41,235
CVRx, Inc.
(b)
....................... 84,150 1,532,372
Embecta Corp. ..................... 54,662 725,365
Glaukos Corp.
(a) (b)
.................... 411,767 38,825,510
Haemonetics Corp.
(a) (b)
................ 434,607 37,093,707
Inari Medical, Inc.
(a) (b)
................. 431,680 20,712,006
Inmode Ltd.
(a) (b)
..................... 670,956 14,499,359
iRadimed Corp. ..................... 62,126 2,732,923
iRhythm Technologies, Inc.
(a) (b)
........... 266,465 30,909,940
KORU Medical Systems, Inc.
(a) (b)
.......... 278,315 656,823
Lantheus Holdings, Inc.
(a) (b)
............. 590,115 36,728,758
LeMaitre Vascular, Inc. ................ 170,961 11,344,972
LivaNova plc
(b)
...................... 29,968 1,676,410
Merit Medical Systems, Inc.
(b)
............ 492,938 37,340,054
Nano-X Imaging Ltd.
(a) (b)
............... 42,117 411,483
Nevro Corp.
(a) (b)
..................... 107,254 1,548,748
Omnicell, Inc.
(b)
..................... 190,989 5,582,608
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 132,002 695,651
OrthoPediatrics Corp.
(a) (b)
............... 121,596 3,545,739
Outset Medical, Inc.
(a) (b)
................ 435,636 967,112
Paragon 28, Inc.
(a) (b)
.................. 383,634 4,737,880
PROCEPT BioRobotics Corp.
(a) (b)
......... 350,547 17,324,033
Pulmonx Corp.
(a) (b)
................... 319,478 2,961,561
Pulse Biosciences, Inc.
(a) (b)
.............. 36,092 314,361
RxSight, Inc.
(b)
...................... 244,735 12,623,431
Sanara Medtech, Inc.
(a) (b)
............... 32,172 1,190,364
Semler Scientific, Inc.
(b)
................ 40,559 1,184,728
SI-BONE, Inc.
(b)
..................... 342,684 5,609,737
Sight Sciences, Inc.
(b)
................. 184,332 973,273
Silk Road Medical, Inc.
(a) (b)
.............. 331,758 6,077,807
STAAR Surgical Co.
(a) (b)
................ 426,363 16,321,176
Surmodics, Inc.
(b)
.................... 120,551 3,536,966
Tactile Systems Technology, Inc.
(a) (b)
....... 202,244 3,286,465
Tela Bio, Inc.
(a) (b)
..................... 135,938 770,768
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
TransMedics Group, Inc.
(a) (b)
............. 275,253 $ 20,352,207
Treace Medical Concepts, Inc.
(b)
.......... 394,855 5,152,858
UFP Technologies, Inc.
(b)
............... 61,468 15,502,230
Utah Medical Products, Inc. ............. 25,966 1,846,442
Vicarious Surgical, Inc. , Class A
(b)
......... 311,489 93,914
Zynex, Inc.
(a) (b)
...................... 156,882 1,940,630
449,809,718
Health Care Providers & Services — 3.9%
Accolade, Inc.
(a) (b)
.................... 573,718 6,012,565
AdaptHealth Corp.
(a) (b)
................. 426,701 4,911,328
Addus HomeCare Corp.
(b)
.............. 64,014 6,615,207
Agiliti, Inc.
(b)
....................... 229,572 2,323,269
AirSculpt Technologies, Inc.
(a) (b)
.......... 100,808 618,961
Alignment Healthcare, Inc.
(a) (b)
........... 743,346 3,686,996
AMN Healthcare Services, Inc.
(a) (b)
........ 330,523 20,660,993
Astrana Health, Inc.
(a) (b)
................ 374,958 15,744,486
Aveanna Healthcare Holdings, Inc.
(b)
....... 113,830 283,437
BrightSpring Health Services, Inc.
(a) (b)
...... 298,171 3,241,119
Castle Biosciences, Inc.
(b)
.............. 83,602 1,851,784
CorVel Corp.
(a) (b)
..................... 75,590 19,877,146
Cross Country Healthcare, Inc.
(a) (b)
........ 42,659 798,576
DocGo, Inc.
(a) (b)
..................... 690,327 2,788,921
Ensign Group, Inc. (The) ............... 472,915 58,840,084
Guardant Health, Inc.
(a) (b)
............... 980,785 20,233,595
HealthEquity, Inc.
(b)
................... 738,549 60,287,755
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 1,074,185 16,617,642
InfuSystem Holdings, Inc.
(a) (b)
............ 157,574 1,350,409
Innovage Holding Corp.
(a) (b)
............. 171,761 762,619
Joint Corp. (The)
(a) (b)
.................. 124,049 1,620,080
LifeStance Health Group, Inc.
(a) (b)
......... 493,925 3,047,517
ModivCare, Inc.
(b)
.................... 111,803 2,621,780
National Research Corp. ............... 124,541 4,933,069
NeoGenomics, Inc.
(b)
................. 99,469 1,563,653
Option Care Health, Inc.
(b)
.............. 1,454,615 48,787,787
P3 Health Partners, Inc. , Class A
(a) (b)
....... 350,427 360,940
Patterson Cos., Inc. .................. 156,769 4,334,663
Pennant Group, Inc. (The)
(b)
............. 246,011 4,829,196
PetIQ, Inc. , Class A
(a) (b)
................ 199,651 3,649,620
Privia Health Group, Inc.
(a) (b)
............. 976,616 19,131,907
Progyny, Inc.
(a) (b)
.................... 687,797 26,239,456
Quipt Home Medical Corp.
(a) (b)
........... 350,935 1,533,586
RadNet, Inc.
(a) (b)
..................... 522,759 25,437,453
Select Medical Holdings Corp. ........... 902,848 27,220,867
Surgery Partners, Inc.
(a) (b)
.............. 596,372 17,789,777
US Physical Therapy, Inc. .............. 128,787 14,536,189
Viemed Healthcare, Inc.
(b)
.............. 299,257 2,821,994
457,966,426
Health Care REITs — 0.1%
CareTrust REIT, Inc. .................. 95,777 2,334,085
Community Healthcare Trust, Inc. ......... 156,598 4,157,677
National Health Investors, Inc. ........... 35,937 2,257,922
Universal Health Realty Income Trust ...... 112,268 4,121,358
12,871,042
Health Care Technology — 0.6%
Definitive Healthcare Corp. , Class A
(a) (b)
..... 139,127 1,122,755
Evolent Health, Inc. , Class A
(a) (b)
.......... 975,175 31,975,988
Health Catalyst, Inc.
(b)
................. 275,177 2,072,083
HealthStream, Inc. ................... 84,894 2,263,274
OptimizeRx Corp.
(a) (b)
................. 137,545 1,671,172
Phreesia, Inc.
(a) (b)
.................... 461,015 11,032,089
Schrodinger, Inc.
(a) (b)
.................. 473,398 12,781,746
Sharecare, Inc. , Class A
(a) (b)
............. 162,014 124,346

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Simulations Plus, Inc.
(a)
................ 138,154 $ 5,685,037
68,728,490
Hotel & Resort REITs — 0.5%
Ryman Hospitality Properties, Inc. ........ 507,154 58,632,074
Hotels, Restaurants & Leisure — 3.4%
Accel Entertainment, Inc. , Class A
(a) (b)
...... 455,307 5,368,069
Bally's Corp.
(a) (b)
..................... 138,327 1,928,278
BJ's Restaurants, Inc.
(a) (b)
.............. 124,250 4,495,365
Bloomin' Brands, Inc. ................. 762,140 21,858,175
Bowlero Corp. , Class A
(a)
............... 119,670 1,639,479
Brinker International, Inc.
(a) (b)
............ 350,328 17,404,295
Century Casinos, Inc.
(b)
................ 211,520 668,403
Cheesecake Factory, Inc. (The) .......... 412,949 14,928,106
Chuy's Holdings, Inc.
(a) (b)
............... 122,847 4,143,629
Cracker Barrel Old Country Store, Inc. ...... 192,540 14,003,434
Dave & Buster's Entertainment, Inc.
(a) (b)
..... 294,231 18,418,861
Denny's Corp.
(b)
..................... 351,599 3,150,327
Dine Brands Global, Inc. ............... 121,262 5,636,258
Everi Holdings, Inc.
(b)
................. 441,663 4,438,713
First Watch Restaurant Group, Inc.
(a) (b)
...... 81,461 2,005,570
Full House Resorts, Inc.
(b)
.............. 257,435 1,433,913
Global Business Travel Group I
(a) (b)
........ 283,754 1,705,362
Golden Entertainment, Inc. ............. 176,520 6,501,232
Hilton Grand Vacations, Inc.
(a) (b)
.......... 684,008 32,292,018
Inspired Entertainment, Inc.
(b)
............ 189,580 1,869,259
International Game Technology plc ........ 945,703 21,363,431
Jack in the Box, Inc. .................. 171,528 11,746,237
Krispy Kreme, Inc.
(a)
.................. 247,837 3,775,797
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 50,455 5,810,398
Life Time Group Holdings, Inc.
(a) (b)
......... 120,472 1,869,725
Light & Wonder, Inc. , Class A
(a) (b)
......... 368,295 37,599,237
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 30,817 287,523
Monarch Casino & Resort, Inc. ........... 116,341 8,724,412
Mondee Holdings, Inc. , Class A
(a) (b)
........ 342,892 792,080
Nathan's Famous, Inc. ................ 21,950 1,554,060
Noodles & Co. , Class A
(a) (b)
............. 358,066 683,906
ONE Group Hospitality, Inc. (The)
(a) (b)
...... 181,435 1,010,593
Papa John's International, Inc. ........... 223,257 14,868,916
PlayAGS, Inc.
(b)
..................... 328,682 2,951,564
Portillo's, Inc. , Class A
(a) (b)
.............. 396,912 5,628,212
Potbelly Corp.
(b)
..................... 232,118 2,810,949
RCI Hospitality Holdings, Inc. ............ 75,980 4,406,840
Red Robin Gourmet Burgers, Inc.
(a) (b)
....... 129,351 990,829
Red Rock Resorts, Inc. , Class A .......... 222,119 13,287,159
Rush Street Interactive, Inc. , Class A
(b)
..... 559,075 3,639,578
Sabre Corp.
(a) (b)
..................... 739,247 1,788,978
Shake Shack, Inc. , Class A
(b)
............ 328,018 34,123,712
Six Flags Entertainment Corp.
(a) (b)
......... 501,354 13,195,637
Super Group SGHC Ltd.
(a) (b)
............. 1,197,388 4,130,989
Sweetgreen, Inc. , Class A
(a) (b)
............ 685,883 17,325,405
Target Hospitality Corp.
(b)
.............. 271,583 2,952,107
United Parks & Resorts, Inc.
(a) (b)
.......... 298,982 16,805,778
Xponential Fitness, Inc. , Class A
(b)
........ 172,562 2,854,175
400,866,973
Household Durables — 1.3%
Cavco Industries, Inc.
(b)
................ 72,718 29,018,845
Cricut, Inc. , Class A .................. 420,316 2,000,704
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 85,224 3,726,846
Green Brick Partners, Inc.
(a) (b)
............ 71,893 4,330,115
Installed Building Products, Inc.
(a)
......... 205,855 53,260,864
iRobot Corp.
(a) (b)
..................... 216,079 1,892,852
LGI Homes, Inc.
(a) (b)
.................. 13,101 1,524,563
Lovesac Co. (The)
(a) (b)
................. 123,038 2,780,659
Security
Shares
Shares Value
Household Durables (continued)
Skyline Champion Corp.
(b)
.............. 262,761 $ 22,337,313
Sonos, Inc.
(b)
....................... 1,077,002 20,527,658
Vizio Holding Corp. , Class A
(a) (b)
.......... 592,684 6,483,963
147,884,382
Household Products — 0.4%
Energizer Holdings, Inc. ............... 626,525 18,444,896
Oil-Dri Corp. of America ............... 11,123 829,331
WD-40 Co.
(a)
....................... 117,993 29,888,807
49,163,034
Independent Power and Renewable Electricity Producers — 0.2%
Montauk Renewables, Inc.
(a) (b)
........... 587,937 2,445,818
Ormat Technologies, Inc. ............... 300,753 19,906,841
Sunnova Energy International, Inc.
(a) (b)
...... 455,013 2,789,230
25,141,889
Industrial Conglomerates — 0.1%
Brookfield Business Corp. , Class A
(a)
....... 225,521 5,444,077
Insurance — 1.2%
AMERISAFE, Inc. ................... 85,885 4,308,851
BRP Group, Inc. , Class A
(a) (b)
............ 523,193 15,141,205
Crawford & Co. , Class A, NVS ........... 131,078 1,236,066
eHealth, Inc.
(b)
...................... 81,894 493,821
F&G Annuities & Life, Inc. .............. 9,273 376,020
Fidelis Insurance Holdings Ltd.
(a)
......... 129,248 2,517,751
Goosehead Insurance, Inc. , Class A
(a) (b)
..... 187,297 12,477,726
Hamilton Insurance Group Ltd. , Class B
(b)
... 30,987 431,649
HCI Group, Inc. ..................... 63,158 7,331,381
Investors Title Co. ................... 2,197 358,528
Kingsway Financial Services, Inc.
(b)
........ 97,450 812,733
Lemonade, Inc.
(a) (b)
................... 77,864 1,277,748
Oscar Health, Inc. , Class A
(b)
............ 107,496 1,598,466
Palomar Holdings, Inc.
(b)
............... 211,632 17,741,111
Selective Insurance Group, Inc. .......... 523,279 57,126,368
SiriusPoint Ltd.
(a) (b)
................... 59,697 758,749
Skyward Specialty Insurance Group, Inc.
(a) (b)
.. 72,002 2,693,595
Tiptree, Inc. ....................... 53,987 932,895
Trupanion, Inc.
(a) (b)
................... 344,117 9,501,070
Universal Insurance Holdings, Inc. ........ 48,026 975,888
138,091,621
Interactive Media & Services — 0.8%
Cargurus, Inc. , Class A
(b)
............... 833,107 19,228,110
Cars.com, Inc.
(b)
..................... 575,230 9,882,451
Eventbrite, Inc. , Class A
(a) (b)
............. 619,259 3,393,539
EverQuote, Inc. , Class A
(b)
.............. 175,441 3,256,185
Grindr, Inc.
(a) (b)
...................... 356,354 3,609,866
MediaAlpha, Inc. , Class A
(a) (b)
............ 165,395 3,369,096
Nextdoor Holdings, Inc. , Class A
(a) (b)
....... 768,363 1,728,817
QuinStreet, Inc.
(a) (b)
................... 458,121 8,090,417
Shutterstock, Inc. .................... 213,236 9,768,341
Vimeo, Inc.
(b)
....................... 161,999 662,576
Yelp, Inc.
(b)
........................ 578,161 22,779,543
Ziff Davis, Inc.
(a) (b)
.................... 91,576 5,772,951
ZipRecruiter, Inc. , Class A
(a) (b)
............ 585,469 6,727,039
98,268,931
IT Services — 0.7%
Applied Digital Corp.
(a) (b)
............... 758,878 3,247,998
BigBear.ai Holdings, Inc.
(a) (b)
............. 452,771 928,181
BigCommerce Holdings, Inc.
(a) (b)
.......... 595,377 4,102,147
Couchbase, Inc.
(a) (b)
.................. 310,253 8,162,756
DigitalOcean Holdings, Inc.
(a) (b)
........... 532,210 20,319,778
Fastly, Inc. , Class A
(a) (b)
................ 886,882 11,502,860
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 392,144 4,819,450

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Hackett Group, Inc. (The) .............. 198,164 $ 4,815,385
Information Services Group, Inc. .......... 164,895 666,176
Perficient, Inc.
(b)
..................... 298,103 16,780,218
Squarespace, Inc. , Class A
(b)
............ 148,914 5,426,426
Thoughtworks Holding, Inc.
(b)
............ 829,981 2,099,852
Tucows, Inc. , Class A
(a) (b)
............... 35,083 651,140
83,522,367
Leisure Products — 0.3%
Acushnet Holdings Corp. ............... 263,102 17,351,577
Clarus Corp. ....................... 18,955 127,946
Escalade, Inc. ...................... 3,722 51,178
Funko, Inc. , Class A
(a) (b)
................ 222,230 1,386,715
Malibu Boats, Inc. , Class A
(a) (b)
........... 108,699 4,704,493
Marine Products Corp. ................ 70,254 825,484
MasterCraft Boat Holdings, Inc.
(a) (b)
........ 144,118 3,418,479
Solo Brands, Inc. , Class A
(a) (b)
............ 139,237 302,144
Sturm Ruger & Co., Inc. ............... 140,079 6,464,646
34,632,662
Life Sciences Tools & Services — 0.3%
Adaptive Biotechnologies Corp.
(b)
......... 728,443 2,338,302
Akoya Biosciences, Inc.
(a) (b)
............. 215,601 1,011,169
BioLife Solutions, Inc.
(a) (b)
............... 283,362 5,256,365
Codexis, Inc.
(b)
...................... 94,826 330,943
CryoPort, Inc.
(a) (b)
.................... 318,837 5,643,415
Cytek Biosciences, Inc.
(a) (b)
............. 1,052,341 7,061,208
Harvard Bioscience, Inc.
(b)
.............. 356,624 1,512,086
MaxCyte, Inc.
(a) (b)
.................... 59,414 248,945
Mesa Laboratories, Inc. ............... 45,198 4,959,576
OmniAb, Inc., 12.50 Earnout Shares , NVS
(b) (d)
. 5,861 —
OmniAb, Inc., 15.00 Earnout Shares , NVS
(b) (d)
. 5,861 —
Pacific Biosciences of California, Inc.
(a) (b)
.... 1,193,132 4,474,245
Quanterix Corp.
(a) (b)
.................. 50,629 1,192,819
34,029,073
Machinery — 4.6%
374Water, Inc.
(a) (b)
................... 507,729 639,739
Alamo Group, Inc. ................... 87,570 19,994,858
Albany International Corp. , Class A ........ 237,269 22,187,024
Blue Bird Corp.
(b)
.................... 19,600 751,464
Chart Industries, Inc.
(a) (b)
............... 229,134 37,742,952
Commercial Vehicle Group, Inc.
(b)
......... 34,256 220,266
Douglas Dynamics, Inc. ............... 197,523 4,764,255
Energy Recovery, Inc.
(a) (b)
.............. 482,537 7,619,259
Enerpac Tool Group Corp. , Class A ........ 473,876 16,898,418
ESCO Technologies, Inc. .............. 128,783 13,786,220
Federal Signal Corp. ................. 520,122 44,142,754
Franklin Electric Co., Inc. .............. 400,064 42,730,836
Gorman-Rupp Co. (The) ............... 42,582 1,684,118
Helios Technologies, Inc. ............... 286,938 12,823,259
Hillenbrand, Inc. .................... 608,648 30,608,908
Hyster-Yale Materials Handling, Inc. ....... 96,295 6,179,250
John Bean Technologies Corp. ........... 276,075 28,957,507
Kadant, Inc.
(a)
...................... 101,495 33,300,510
Lindsay Corp. ...................... 95,771 11,268,416
Mayville Engineering Co., Inc.
(a) (b)
......... 10,546 151,124
Miller Industries, Inc. ................. 5,020 251,502
Mueller Industries, Inc. ................ 420,814 22,694,499
Mueller Water Products, Inc. , Class A ...... 1,349,025 21,705,812
Omega Flex, Inc. .................... 28,407 2,014,909
Shyft Group, Inc. (The) ................ 300,755 3,735,377
SPX Technologies, Inc.
(a) (b)
.............. 316,033 38,913,143
Standex International Corp. ............. 82,900 15,106,038
Tennant Co. ....................... 84,488 10,274,586
Terex Corp. ........................ 335,191 21,586,300
Security
Shares
Shares Value
Machinery (continued)
Trinity Industries, Inc. ................. 130,174 $ 3,625,346
Velo3D, Inc.
(a) (b)
..................... 791,829 360,757
Wabash National Corp.
(a)
............... 397,365 11,897,108
Watts Water Technologies, Inc. , Class A ..... 237,301 50,438,328
539,054,842
Marine Transportation — 0.0%
Himalaya Shipping Ltd. ................ 33,206 256,018
Media — 0.2%
Boston Omaha Corp. , Class A
(b)
.......... 13,209 204,211
Daily Journal Corp.
(a) (b)
................ 2,178 787,586
Entravision Communications Corp. , Class A .. 520,672 853,902
EW Scripps Co. (The) , Class A, NVS
(b)
..... 242,362 952,483
Gambling.com Group Ltd.
(b)
............. 131,474 1,200,358
Gray Television, Inc. .................. 49,345 311,860
Integral Ad Science Holding Corp.
(b)
....... 584,305 5,825,521
Magnite, Inc.
(a) (b)
..................... 497,777 5,351,103
PubMatic, Inc. , Class A
(b)
............... 66,808 1,584,686
Sinclair, Inc. , Class A
(a)
................ 46,107 621,061
TechTarget, Inc.
(b)
.................... 225,223 7,450,377
Townsquare Media, Inc. , Class A ......... 97,725 1,073,020
26,216,168
Metals & Mining — 1.2%
5E Advanced Materials, Inc.
(a) (b)
.......... 266,132 356,617
Alpha Metallurgical Resources, Inc. ....... 7,041 2,331,768
ATI, Inc.
(a) (b)
........................ 1,119,629 57,291,416
Century Aluminum Co.
(a) (b)
.............. 459,469 7,071,228
Compass Minerals International, Inc. ....... 298,277 4,694,880
Constellium SE , Class A
(b)
.............. 689,528 15,245,464
Contango ORE, Inc.
(a) (b)
................ 31,075 616,839
Dakota Gold Corp.
(a) (b)
................. 366,471 868,536
Hecla Mining Co. .................... 1,110,287 5,340,480
i-80 Gold Corp.
(b)
.................... 126,987 170,163
Ivanhoe Electric, Inc.
(a) (b)
............... 554,618 5,435,256
Kaiser Aluminum Corp. ................ 131,389 11,740,921
Materion Corp. ..................... 178,170 23,473,898
NioCorp Developments Ltd.
(b)
............ 19,534 53,132
Novagold Resources, Inc.
(a) (b)
............ 2,107,821 6,323,463
Perpetua Resources Corp.
(b)
............ 338,569 1,408,447
Piedmont Lithium, Inc.
(a) (b)
.............. 52,490 699,167
Ryerson Holding Corp. ................ 16,459 551,377
143,673,052
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 71,160 2,020,944
Multi-Utilities — 0.0%
Unitil Corp. ........................ 40,166 2,102,690
Oil, Gas & Consumable Fuels — 1.6%
Crescent Energy, Inc. , Class A ........... 268,734 3,197,935
CVR Energy, Inc. .................... 249,808 8,908,153
Dorian LPG Ltd. ..................... 175,488 6,749,268
Empire Petroleum Corp.
(a) (b)
............. 107,393 548,778
Energy Fuels, Inc.
(a) (b)
................. 1,197,192 7,530,338
Equitrans Midstream Corp. ............. 1,103,265 13,779,780
Evolution Petroleum Corp. .............. 280,499 1,722,264
Excelerate Energy, Inc. , Class A
(a)
......... 125,048 2,003,269
FLEX LNG Ltd. ..................... 175,452 4,461,744
Golar LNG Ltd. ..................... 56,968 1,370,650
Green Plains, Inc.
(b)
.................. 860 19,883
HighPeak Energy, Inc.
(a)
............... 87,889 1,386,010
Kinetik Holdings, Inc. , Class A ........... 33,502 1,335,725
Kosmos Energy Ltd.
(a) (b)
................ 3,969,835 23,660,217

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Magnolia Oil & Gas Corp. , Class A ........ 1,433,031 $ 37,187,154
Matador Resources Co. ............... 173,721 11,599,351
NextDecade Corp.
(a) (b)
................. 685,900 3,895,912
Northern Oil & Gas, Inc. ............... 673,489 26,724,043
Par Pacific Holdings, Inc.
(b)
............. 192,416 7,130,937
Permian Resources Corp. , Class A ........ 481,424 8,501,948
REX American Resources Corp.
(b)
........ 37,185 2,183,131
Riley Exploration Permian, Inc. ........... 76,770 2,533,410
SilverBow Resources, Inc.
(b)
............. 19,534 666,891
Sitio Royalties Corp. , Class A ............ 320,158 7,914,306
Tellurian, Inc.
(a) (b)
.................... 313,435 207,306
VAALCO Energy, Inc. ................. 104,665 729,515
Vertex Energy, Inc.
(a) (b)
................ 568,601 796,041
W&T Offshore, Inc. ................... 874,227 2,316,702
189,060,661
Paper & Forest Products — 0.2%
Sylvamo Corp. ..................... 311,140 19,209,784
Passenger Airlines — 0.1%
Allegiant Travel Co. .................. 13,723 1,032,107
Frontier Group Holdings, Inc.
(a) (b)
.......... 338,212 2,742,899
Joby Aviation, Inc. , Class A
(a) (b)
........... 802,108 4,299,299
Sun Country Airlines Holdings, Inc.
(a) (b)
...... 206,828 3,121,035
11,195,340
Personal Care Products — 1.3%
Beauty Health Co. (The) , Class A
(a) (b)
....... 697,524 3,097,006
BellRing Brands, Inc.
(b)
................ 306,392 18,086,320
elf Beauty, Inc.
(a) (b)
................... 468,424 91,825,157
Herbalife Ltd.
(a) (b)
.................... 629,066 6,322,113
Inter Parfums, Inc. ................... 159,569 22,421,040
Medifast, Inc. ...................... 92,987 3,563,262
USANA Health Sciences, Inc.
(a) (b)
......... 98,236 4,764,446
150,079,344
Pharmaceuticals — 2.2%
Aclaris Therapeutics, Inc.
(b)
............. 606,707 752,317
Amphastar Pharmaceuticals, Inc.
(a) (b)
....... 327,279 14,370,821
Amylyx Pharmaceuticals, Inc.
(b)
.......... 445,437 1,265,041
ANI Pharmaceuticals, Inc.
(b)
............. 98,202 6,788,704
Arvinas, Inc.
(a) (b)
..................... 414,844 17,124,760
Axsome Therapeutics, Inc.
(a) (b)
........... 309,403 24,690,359
Biote Corp. , Class A
(b)
................. 48,562 281,660
Bright Green Corp.
(a) (b)
................ 514,525 125,338
Cassava Sciences, Inc.
(a) (b)
............. 351,151 7,124,854
Citius Pharmaceuticals, Inc.
(a) (b)
.......... 122,060 109,524
Collegium Pharmaceutical, Inc.
(a) (b)
........ 282,611 10,970,959
Corcept Therapeutics, Inc.
(a) (b)
........... 707,170 17,813,612
CorMedix, Inc.
(a) (b)
................... 454,317 1,926,304
Evolus, Inc.
(b)
...................... 367,854 5,149,956
Eyenovia, Inc.
(a) (b)
.................... 287,622 283,595
EyePoint Pharmaceuticals, Inc.
(b)
......... 175,222 3,621,839
Harmony Biosciences Holdings, Inc.
(a) (b)
..... 279,069 9,371,137
Harrow, Inc.
(a) (b)
..................... 266,334 3,523,599
Innoviva, Inc.
(a) (b)
.................... 38,086 580,431
Intra-Cellular Therapies, Inc.
(a) (b)
.......... 812,357 56,215,104
Ligand Pharmaceuticals, Inc.
(a) (b)
.......... 22,517 1,645,993
Liquidia Corp.
(a) (b)
.................... 308,359 4,548,295
Longboard Pharmaceuticals, Inc.
(b)
........ 74,437 1,607,839
Marinus Pharmaceuticals, Inc.
(a) (b)
......... 475,017 4,294,154
Neumora Therapeutics, Inc.
(a) (b)
.......... 57,862 795,603
Ocular Therapeutix, Inc.
(a) (b)
............. 1,001,729 9,115,734
Omeros Corp.
(a) (b)
.................... 212,430 732,884
Optinose, Inc.
(a) (b)
.................... 640,594 935,267
Pacira BioSciences, Inc.
(a) (b)
............. 394,211 11,518,845
Security
Shares
Shares Value
Pharmaceuticals (continued)
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 68,928 $ 732,015
Phibro Animal Health Corp. , Class A ....... 52,342 676,782
Pliant Therapeutics, Inc.
(a) (b)
............. 496,859 7,403,199
Revance Therapeutics, Inc.
(a) (b)
........... 761,059 3,744,410
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 809,658 )
(a) (b) (e)
................... 77,257 116,493
scPharmaceuticals, Inc.
(a) (b)
............. 247,224 1,241,065
SIGA Technologies, Inc. ............... 401,156 3,433,895
Supernus Pharmaceuticals, Inc.
(a) (b)
........ 425,990 14,530,519
Terns Pharmaceuticals, Inc.
(b)
............ 245,860 1,612,842
Ventyx Biosciences, Inc.
(a) (b)
............. 409,666 2,253,163
Verrica Pharmaceuticals, Inc.
(a) (b)
......... 179,555 1,062,966
Xeris Biopharma Holdings, Inc.
(a) (b)
........ 1,158,390 2,560,042
256,651,919
Professional Services — 3.5%
ASGN, Inc.
(b)
....................... 106,197 11,125,198
Asure Software, Inc.
(a) (b)
................ 41,789 325,118
Barrett Business Services, Inc. ........... 52,202 6,615,038
CBIZ, Inc.
(a) (b)
....................... 415,523 32,618,556
CRA International, Inc. ................ 58,992 8,824,023
CSG Systems International, Inc. .......... 256,314 13,210,424
ExlService Holdings, Inc.
(a) (b)
............ 1,403,078 44,617,880
Exponent, Inc. ...................... 439,535 36,345,149
First Advantage Corp. ................. 41,764 677,412
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 126,877 168,746
Forrester Research, Inc.
(b)
.............. 103,861 2,239,243
Franklin Covey Co.
(a) (b)
................ 102,432 4,021,480
HireQuest, Inc. ..................... 47,125 610,269
Huron Consulting Group, Inc.
(a) (b)
......... 161,378 15,592,342
IBEX Holdings Ltd.
(b)
.................. 76,472 1,179,963
ICF International, Inc. ................. 162,705 24,508,254
Innodata, Inc.
(a) (b)
.................... 232,888 1,537,061
Insperity, Inc. ....................... 308,760 33,843,184
Kforce, Inc. ........................ 163,618 11,538,341
Legalzoom.com, Inc.
(a) (b)
............... 1,159,837 15,472,226
Maximus, Inc. ...................... 528,211 44,316,903
NV5 Global, Inc.
(a) (b)
.................. 108,034 10,588,412
Planet Labs PBC , Class A
(a) (b)
............ 1,391,437 3,548,164
Sterling Check Corp.
(a) (b)
............... 22,296 358,520
TriNet Group, Inc. ................... 277,857 36,813,274
TTEC Holdings, Inc. .................. 166,746 1,729,156
Upwork, Inc.
(a) (b)
..................... 1,086,375 13,318,958
Verra Mobility Corp. , Class A
(b)
........... 1,189,166 29,693,475
405,436,769
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.
(b)
............ 92,622 572,404
Compass, Inc. , Class A
(a) (b)
............. 2,135,664 7,688,390
DigitalBridge Group, Inc. , Class A ......... 446,196 8,598,197
eXp World Holdings, Inc.
(a)
.............. 622,191 6,427,233
Marcus & Millichap, Inc. ............... 80,444 2,748,771
Maui Land & Pineapple Co., Inc.
(a) (b)
....... 60,048 1,300,640
Opendoor Technologies, Inc.
(a) (b)
.......... 273,688 829,275
Redfin Corp.
(b)
...................... 968,009 6,437,260
RMR Group, Inc. (The) , Class A .......... 90,817 2,179,608
St. Joe Co. (The) .................... 298,373 17,296,683
54,078,461
Residential REITs — 0.0%
Clipper Realty, Inc. ................... 92,221 445,428
NexPoint Residential Trust, Inc. .......... 58,854 1,894,510
UMH Properties, Inc. ................. 89,939 1,460,609
3,800,547

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 0.3%
Alexander's, Inc. .................... 18,835 $ 4,089,832
CBL & Associates Properties, Inc.
(a)
........ 177,536 4,067,350
Phillips Edison & Co., Inc. .............. 178,934 6,418,363
Saul Centers, Inc. ................... 94,942 3,654,317
Tanger, Inc. ........................ 425,125 12,553,941
30,783,803
Semiconductors & Semiconductor Equipment — 4.1%
ACM Research, Inc. , Class A
(a) (b)
.......... 68,448 1,994,575
Aehr Test Systems
(a) (b)
................. 235,435 2,919,394
Ambarella, Inc.
(b)
.................... 203,930 10,353,526
Atomera, Inc.
(a) (b)
.................... 141,661 872,632
Axcelis Technologies, Inc.
(a) (b)
............ 282,745 31,531,723
CEVA, Inc.
(a) (b)
...................... 178,061 4,043,765
Credo Technology Group Holding Ltd.
(b)
..... 1,078,779 22,859,327
Diodes, Inc.
(a) (b)
..................... 307,047 21,646,814
FormFactor, Inc.
(a) (b)
.................. 669,902 30,567,628
Impinj, Inc.
(a) (b)
...................... 202,649 26,022,158
indie Semiconductor, Inc. , Class A
(a) (b)
...... 1,224,060 8,666,345
inTEST Corp.
(b)
..................... 102,821 1,362,378
Kulicke & Soffa Industries, Inc. ........... 340,665 17,138,856
MACOM Technology Solutions Holdings,
Inc.
(a) (b)
......................... 481,125 46,014,795
Maxeon Solar Technologies Ltd.
(a) (b)
........ 173,339 577,219
MaxLinear, Inc.
(b)
.................... 661,387 12,348,095
Navitas Semiconductor Corp.
(a) (b)
......... 154,702 737,929
NVE Corp. ........................ 37,535 3,384,906
Onto Innovation, Inc.
(a) (b)
............... 364,426 65,990,260
PDF Solutions, Inc.
(b)
................. 268,124 9,027,735
Power Integrations, Inc. ............... 493,884 35,337,400
Rambus, Inc.
(b)
..................... 936,122 57,861,701
Silicon Laboratories, Inc.
(a) (b)
............. 276,046 39,673,331
SiTime Corp.
(a) (b)
.................... 154,361 14,391,076
SkyWater Technology, Inc.
(a) (b)
........... 165,872 1,686,918
SMART Global Holdings, Inc.
(a) (b)
......... 100,135 2,635,553
Synaptics, Inc.
(a) (b)
................... 28,438 2,774,411
Transphorm, Inc.
(b)
................... 261,277 1,282,870
473,703,320
Software — 11.4%
8x8, Inc.
(a) (b)
........................ 1,093,410 2,952,207
A10 Networks, Inc. ................... 613,656 8,400,951
ACI Worldwide, Inc.
(b)
................. 810,249 26,908,369
Adeia, Inc. ........................ 811,851 8,865,413
Agilysys, Inc.
(b)
..................... 176,204 14,846,949
Alarm.com Holdings, Inc.
(b)
............. 416,035 30,150,056
Alkami Technology, Inc.
(a) (b)
............. 353,424 8,683,628
Altair Engineering, Inc. , Class A
(a) (b)
........ 476,741 41,071,237
American Software, Inc. , Class A ......... 230,165 2,635,389
Amplitude, Inc. , Class A
(a) (b)
............. 595,969 6,484,143
Appfolio, Inc. , Class A
(a) (b)
.............. 166,746 41,142,908
Appian Corp. , Class A
(a) (b)
.............. 357,532 14,283,403
Asana, Inc. , Class A
(a) (b)
................ 721,961 11,183,176
AvePoint, Inc. , Class A
(a) (b)
.............. 1,285,163 10,178,491
Bit Digital, Inc.
(b)
..................... 131,420 377,175
Blackbaud, Inc.
(a) (b)
................... 378,460 28,059,024
BlackLine, Inc.
(a) (b)
................... 494,649 31,944,432
Box, Inc. , Class A
(a) (b)
................. 1,224,224 34,670,024
Braze, Inc. , Class A
(a) (b)
................ 465,016 20,600,209
C3.ai, Inc. , Class A
(a) (b)
................ 546,924 14,805,233
Cipher Mining, Inc.
(b)
.................. 27,686 142,583
Cleanspark, Inc.
(a) (b)
.................. 208,032 4,412,359
Clear Secure, Inc. , Class A ............. 722,631 15,370,361
CommVault Systems, Inc.
(b)
............. 361,319 36,648,586
Consensus Cloud Solutions, Inc.
(b)
........ 93,609 1,484,639
Security
Shares
Shares Value
Software (continued)
CoreCard Corp.
(b)
.................... 64,306 $ 710,581
CXApp, Inc.
(a) (b)
..................... 16,936 41,493
Digimarc Corp.
(a) (b)
................... 123,147 3,347,135
Digital Turbine, Inc.
(a) (b)
................ 218,414 572,245
Domo, Inc. , Class B
(a) (b)
................ 280,523 2,502,265
eGain Corp.
(b)
...................... 181,688 1,171,888
Enfusion, Inc. , Class A
(a) (b)
.............. 344,397 3,185,672
Envestnet, Inc.
(a) (b)
................... 421,233 24,393,603
Everbridge, Inc.
(b)
.................... 358,530 12,487,600
EverCommerce, Inc.
(a) (b)
............... 157,977 1,488,143
Expensify, Inc. , Class A
(b)
.............. 484,172 890,876
Freshworks, Inc. , Class A
(b)
............. 1,408,215 25,643,595
Instructure Holdings, Inc.
(a) (b)
............ 168,905 3,611,189
Intapp, Inc.
(a) (b)
...................... 345,926 11,865,262
InterDigital, Inc. ..................... 223,594 23,803,817
Jamf Holding Corp.
(a) (b)
................ 618,376 11,347,200
Kaltura, Inc.
(a) (b)
..................... 761,091 1,027,473
LivePerson, Inc.
(a) (b)
.................. 689,774 687,981
Marathon Digital Holdings, Inc.
(a) (b)
........ 1,945,029 43,918,755
MeridianLink, Inc.
(a) (b)
................. 151,521 2,833,443
MicroStrategy, Inc. , Class A
(a) (b)
........... 128,944 219,792,785
Mitek Systems, Inc.
(a) (b)
................ 356,781 5,030,612
Model N, Inc.
(a) (b)
.................... 335,503 9,551,770
N-able, Inc.
(b)
....................... 547,356 7,153,943
NextNav, Inc.
(a) (b)
.................... 458,799 3,018,897
Olo, Inc. , Class A
(b)
................... 511,119 2,806,043
OneSpan, Inc.
(b)
..................... 324,481 3,773,714
PagerDuty, Inc.
(a) (b)
................... 776,432 17,609,478
PowerSchool Holdings, Inc. , Class A
(a) (b)
.... 493,379 10,504,039
Progress Software Corp. ............... 383,621 20,450,836
PROS Holdings, Inc.
(a) (b)
............... 278,639 10,122,955
Q2 Holdings, Inc.
(a) (b)
.................. 495,475 26,042,166
Qualys, Inc.
(a) (b)
..................... 322,949 53,890,500
Rapid7, Inc.
(a) (b)
..................... 526,979 25,843,050
Red Violet, Inc.
(a) (b)
................... 99,894 1,952,928
Rimini Street, Inc.
(a) (b)
................. 437,347 1,425,751
Riot Platforms, Inc.
(a) (b)
................ 1,198,909 14,674,646
Sapiens International Corp. NV .......... 267,255 8,594,921
SEMrush Holdings, Inc. , Class A
(b)
........ 273,545 3,627,207
SoundHound AI, Inc. , Class A
(a) (b)
......... 1,199,887 7,067,334
SoundThinking, Inc.
(a) (b)
................ 84,174 1,336,683
Sprinklr, Inc. , Class A
(a) (b)
............... 918,219 11,266,547
Sprout Social, Inc. , Class A
(a) (b)
........... 421,966 25,195,590
SPS Commerce, Inc.
(b)
................ 318,535 58,897,122
Tenable Holdings, Inc.
(a) (b)
.............. 1,010,771 49,962,411
Varonis Systems, Inc.
(a) (b)
............... 944,666 44,559,895
Verint Systems, Inc.
(b)
................. 494,629 16,396,951
Veritone, Inc.
(a) (b)
.................... 244,521 1,286,180
Viant Technology, Inc. , Class A
(b)
.......... 132,291 1,410,222
Weave Communications, Inc.
(b)
.......... 298,427 3,425,942
Workiva, Inc. , Class A
(a) (b)
.............. 432,000 36,633,600
Yext, Inc.
(b)
........................ 924,984 5,577,654
Zeta Global Holdings Corp. , Class A
(a) (b)
..... 1,223,919 13,377,435
Zuora, Inc. , Class A
(a) (b)
................ 1,174,590 10,712,261
1,324,803,229
Specialized REITs — 0.1%
Four Corners Property Trust, Inc. ......... 86,950 2,127,667
Outfront Media, Inc. .................. 601,337 10,096,448
12,224,115
Specialty Retail — 2.0%
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 219,767 27,543,398
Academy Sports & Outdoors, Inc.
(a)
........ 627,655 42,391,819
American Eagle Outfitters, Inc. ........... 357,652 9,223,845

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Arko Corp. ........................ 696,080 $ 3,967,656
Boot Barn Holdings, Inc.
(a) (b)
............. 261,982 24,927,587
Buckle, Inc. (The) ................... 265,196 10,679,443
Build-A-Bear Workshop, Inc. ............ 88,702 2,649,529
Camping World Holdings, Inc. , Class A ..... 361,815 10,076,548
CarParts.com, Inc.
(b)
.................. 460,002 745,203
Carvana Co. , Class A
(b)
................ 394,168 34,651,309
Envela Corp.
(a) (b)
.................... 55,067 254,410
EVgo, Inc. , Class A
(a) (b)
................ 127,362 319,679
Guess?, Inc. ....................... 29,500 928,365
Hibbett, Inc. ....................... 83,992 6,451,426
Leslie's, Inc.
(a) (b)
..................... 136,555 887,608
National Vision Holdings, Inc.
(b)
.......... 48,528 1,075,380
Revolve Group, Inc. , Class A
(a) (b)
.......... 345,467 7,313,536
Sally Beauty Holdings, Inc.
(a) (b)
........... 873,860 10,853,341
Sleep Number Corp.
(b)
................ 100,080 1,604,282
Stitch Fix, Inc. , Class A
(a) (b)
.............. 364,811 963,101
ThredUp, Inc. , Class A
(a) (b)
.............. 118,118 236,236
Torrid Holdings, Inc.
(a) (b)
................ 99,714 486,604
Upbound Group, Inc. ................. 437,145 15,391,875
Urban Outfitters, Inc.
(b)
................ 185,720 8,063,962
Warby Parker, Inc. , Class A
(a) (b)
........... 747,634 10,175,299
231,861,441
Technology Hardware, Storage & Peripherals — 3.9%
(b)
CompoSecure, Inc. , Class A
(a)
........... 135,722 981,270
Corsair Gaming, Inc. ................. 336,777 4,155,828
CPI Card Group, Inc.
(a)
................ 39,264 701,255
IonQ, Inc.
(a)
........................ 223,637 2,234,134
Super Micro Computer, Inc.
(a)
............ 441,655 446,084,800
454,157,287
Textiles, Apparel & Luxury Goods — 0.8%
Figs, Inc. , Class A
(a) (b)
................. 973,601 4,848,533
Hanesbrands, Inc.
(b)
.................. 2,042,686 11,847,579
Kontoor Brands, Inc. .................. 488,395 29,425,799
Oxford Industries, Inc. ................ 98,015 11,016,886
Rocky Brands, Inc. ................... 16 434
Steven Madden Ltd. .................. 638,812 27,008,971
Wolverine World Wide, Inc. ............. 611,693 6,857,078
91,005,280
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
.............. 149,650 917,354
Turning Point Brands, Inc. .............. 150,417 4,407,218
Vector Group Ltd. ................... 221,107 2,423,333
7,747,905
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc. , Class A ....... 197,826 2,561,847
Applied Industrial Technologies, Inc. ....... 335,108 66,200,586
Beacon Roofing Supply, Inc.
(b)
........... 56,802 5,567,732
Custom Truck One Source, Inc.
(a) (b)
........ 479,050 2,788,071
Distribution Solutions Group, Inc.
(a) (b)
....... 78,455 2,783,583
EVI Industries, Inc. ................... 44,329 1,103,792
FTAI Aviation Ltd. .................... 865,550 58,251,515
GATX Corp. ....................... 19,946 2,673,362
Global Industrial Co. .................. 89,292 3,998,496
GMS, Inc.
(b)
........................ 109,621 10,670,508
H&E Equipment Services, Inc. ........... 278,409 17,868,290
Herc Holdings, Inc. ................... 245,391 41,299,305
Hudson Technologies, Inc.
(a) (b)
........... 62,228 685,130
Karat Packaging, Inc. ................. 57,618 1,648,451
McGrath RentCorp ................... 214,223 26,428,692
MRC Global, Inc.
(b)
................... 246,623 3,100,051
Transcat, Inc.
(b)
..................... 70,711 7,879,327
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Xometry, Inc. , Class A
(a) (b)
.............. 35,999 $ 608,023
256,116,761
Water Utilities — 0.4%
American States Water Co. ............. 321,145 23,199,515
Artesian Resources Corp. , Class A, NVS .... 59,582 2,211,088
Cadiz, Inc.
(a) (b)
...................... 348,777 1,011,453
California Water Service Group .......... 158,193 7,352,811
Consolidated Water Co. Ltd. ............ 38,683 1,133,799
Global Water Resources, Inc. ............ 105,673 1,356,841
Middlesex Water Co. ................. 153,645 8,066,362
Pure Cycle Corp.
(a) (b)
.................. 177,876 1,689,822
York Water Co. (The) ................. 121,999 4,424,904
50,446,595
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a) (b)
...................... 55,543 487,668
Total Common Stocks — 99 .6%
(Cost: $ 10,924,053,602 ) ............................ 11,608,710,224
Rights
Biotechnology — 0.0%
(b)(d)
Contra Aduro Biotech I, CVR ............ 105,692 52,846
Contra Chinook Therape, CVR .......... 137,855 60,656
Oncternal Therapeutics, Inc., CVR
(a)
....... 6,020 6,171
119,673
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. ( Expires 04/03/24 ,
Strike Price USD 6.05 )
(a) (b) (d)
........... 108,018 1
Total Rights — 0 .0%
(Cost: $ 66,104 ) ................................. 119,674
Total Long-Term Investments — 99.6%
(Cost: $ 10,924,119,706 ) ............................ 11,608,829,898
Short-Term Securities
Money Market Funds — 15.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(h)
.................. 1,748,908,404 1,749,782,858
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 48,768,473 48,768,473
Total Short-Term Securities — 15 .4%
(Cost: $ 1,797,551,063 ) ............................ 1,798,551,331
Total Investments — 115 .0%
(Cost: $ 12,721,670,769 ) ............................ 13,407,381,229
Liabilities in Excess of Other Assets — (15.0) % ............ (1,751,621,349)
Net Assets — 100.0% ...............................
$ 11,655,759,880

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
41
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $116,493, representing less than 0.05% of its net assets as of period end, and an original cost of $809,658.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,385,478,252 $ 364,026,840
(a)
$ — $ 46,578 $ 231,188 $ 1,749,782,858 1,748,908,404 $ 18,675,116
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 12,196,139 36,572,334
(a)
— — — 48,768,473 48,768,473 1,078,612 —
$ 46,578 $ 231,188 $ 1,798,551,331 $ 19,753,728 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 409 06/21/24 $ 43,884 $ 1,093,498
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,093,498 $ — $ — $ — $ 1,093,498
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Growth ETF
42
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 4,958,423 $ — $ — $ — $ 4,958,423
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 542,960 $ — $ — $ — $ 542,960
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 27,497,980
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 11,608,593,731 $ 116,493 $ — $ 11,608,710,224
Rights ................................................ — — 119,674 119,674
Short-Term Securities
Money Market Funds ...................................... 1,798,551,331 — — 1,798,551,331
$ 13,407,145,062 $ 116,493 $ 119,674 $ 13,407,381,229
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 1,093,498 $ — $ — $ 1,093,498
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
March 31, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
AAR Corp.
(a)
....................... 318,571 $ 19,072,846
AerSale Corp.
(a)
..................... 311,449 2,236,204
Archer Aviation, Inc. , Class A
(a) (b)
.......... 1,436,360 6,635,983
Astronics Corp.
(a)
.................... 258,672 4,925,115
Ducommun, Inc.
(a)
................... 125,656 6,446,153
Kaman Corp. ...................... 264,997 12,155,412
Kratos Defense & Security Solutions, Inc.
(a)
.. 1,354,088 24,888,137
Moog, Inc. , Class A .................. 216,249 34,524,153
National Presto Industries, Inc. ........... 47,168 3,952,678
Park Aerospace Corp. ................. 167,727 2,789,300
Parsons Corp.
(a)
..................... 212,449 17,622,644
Terran Orbital Corp.
(a) (b)
................ 898,812 1,177,444
Triumph Group, Inc.
(a)
................. 603,302 9,073,662
V2X, Inc.
(a)
........................ 107,798 5,035,245
Virgin Galactic Holdings, Inc. , Class C
(a) (b)
.... 1,466,489 2,170,404
152,705,380
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a) (b)
...... 485,145 6,675,595
Hub Group, Inc. , Class A ............... 592,882 25,624,360
Radiant Logistics, Inc.
(a) (b)
.............. 332,020 1,799,549
34,099,504
Automobile Components — 1.4%
Adient plc
(a)
........................ 860,569 28,329,931
American Axle & Manufacturing Holdings, Inc.
(a)
1,076,620 7,923,923
Atmus Filtration Technologies, Inc.
(a)
....... 302,778 9,764,590
Cooper-Standard Holdings, Inc.
(a) (b)
........ 108,292 1,793,316
Dana, Inc. ......................... 1,232,983 15,658,884
Goodyear Tire & Rubber Co. (The)
(a)
....... 2,648,711 36,366,802
Holley, Inc.
(a)
....................... 495,749 2,211,041
LCI Industries ...................... 145,466 17,901,046
Modine Manufacturing Co.
(a) (b)
........... 174,452 16,606,086
Patrick Industries, Inc. ................ 174,960 20,902,471
Solid Power, Inc. , Class A
(a) (b)
............ 1,482,152 3,008,769
Standard Motor Products, Inc. ........... 192,291 6,451,363
Stoneridge, Inc.
(a)
.................... 201,189 3,709,925
170,628,147
Automobiles — 0.2%
Winnebago Industries, Inc. ............. 268,417 19,862,858
Workhorse Group, Inc.
(a) (b)
.............. 2,116,511 496,534
20,359,392
Banks — 15.9%
1st Source Corp. .................... 158,279 8,296,985
ACNB Corp. ....................... 80,262 3,017,851
Amalgamated Financial Corp. ........... 173,465 4,163,160
Amerant Bancorp, Inc. , Class A .......... 247,448 5,763,064
American National Bankshares, Inc. ....... 99,174 4,736,550
Ameris Bancorp ..................... 610,282 29,525,443
Ames National Corp. ................. 82,622 1,667,312
Arrow Financial Corp. ................. 143,592 3,592,672
Associated Banc-Corp. ................ 1,450,029 31,190,124
Atlantic Union Bankshares Corp. ......... 677,523 23,923,337
Axos Financial, Inc.
(a) (b)
................ 455,533 24,617,003
Banc of California, Inc. ................ 1,291,101 19,637,646
BancFirst Corp. ..................... 182,295 16,047,429
Bank First Corp. .................... 88,603 7,679,222
Bank of Hawaii Corp. ................. 346,249 21,602,475
Bank of Marin Bancorp ................ 159,254 2,670,690
Bank of NT Butterfield & Son Ltd. (The) ..... 434,781 13,908,644
Bank7 Corp. ....................... 31,043 875,413
BankUnited, Inc. .................... 671,904 18,813,312
Bankwell Financial Group, Inc. ........... 61,801 1,603,118
Security
Shares
Shares Value
Banks (continued)
Banner Corp. ...................... 311,636 $ 14,958,528
Bar Harbor Bankshares ............... 157,225 4,163,318
BayCom Corp. ..................... 102,438 2,111,247
BCB Bancorp, Inc. ................... 155,970 1,629,886
Berkshire Hills Bancorp, Inc. ............ 397,609 9,113,198
Blue Foundry Bancorp
(a) (b)
.............. 218,728 2,047,294
Blue Ridge Bankshares, Inc.
(b)
........... 164,558 442,661
Bridgewater Bancshares, Inc.
(a)
.......... 201,300 2,343,132
Brookline Bancorp, Inc. ................ 804,917 8,016,973
Burke & Herbert Financial Services Corp.
(b)
.. 57,008 3,194,158
Business First Bancshares, Inc. .......... 230,200 5,128,856
Byline Bancorp, Inc. .................. 248,644 5,400,548
C&F Financial Corp. .................. 30,391 1,489,159
Cadence Bank ..................... 1,592,456 46,181,224
Cambridge Bancorp .................. 72,631 4,950,529
Camden National Corp. ............... 141,483 4,742,510
Capital Bancorp, Inc. ................. 94,183 1,961,832
Capital City Bank Group, Inc. ............ 85,166 2,359,098
Capitol Federal Financial, Inc. ........... 1,192,397 7,106,686
Capstar Financial Holdings, Inc. .......... 188,073 3,780,267
Carter Bankshares, Inc.
(a) (b)
............. 217,439 2,748,429
Cathay General Bancorp ............... 631,024 23,871,638
Central Pacific Financial Corp. ........... 243,656 4,812,206
Central Valley Community Bancorp ........ 97,879 1,946,813
Chemung Financial Corp. .............. 34,215 1,453,453
ChoiceOne Financial Services, Inc. ........ 66,194 1,810,406
Citizens & Northern Corp. .............. 139,243 2,614,984
Citizens Financial Services, Inc. .......... 29,396 1,446,283
City Holding Co. .................... 122,640 12,781,541
Civista Bancshares, Inc. ............... 153,420 2,359,600
CNB Financial Corp. .................. 207,508 4,231,088
Codorus Valley Bancorp, Inc. ............ 87,242 1,985,628
Colony Bankcorp, Inc. ................ 165,453 1,902,709
Columbia Financial, Inc.
(a) (b)
............. 169,223 2,912,328
Community Bank System, Inc. ........... 479,085 23,010,453
Community Trust Bancorp, Inc. .......... 149,944 6,395,112
ConnectOne Bancorp, Inc. ............. 355,053 6,923,533
CrossFirst Bankshares, Inc.
(a) (b)
.......... 438,021 6,062,211
Customers Bancorp, Inc.
(a)
.............. 270,232 14,338,510
CVB Financial Corp. .................. 1,248,409 22,271,617
Dime Community Bancshares, Inc. ........ 334,079 6,434,362
Eagle Bancorp, Inc. .................. 277,746 6,524,254
Eastern Bankshares, Inc. .............. 1,472,998 20,297,912
Enterprise Bancorp, Inc. ............... 91,490 2,375,995
Enterprise Financial Services Corp. ....... 352,134 14,282,555
Equity Bancshares, Inc. , Class A ......... 142,338 4,892,157
Esquire Financial Holdings, Inc. .......... 8,601 408,289
ESSA Bancorp, Inc. .................. 82,208 1,498,652
Evans Bancorp, Inc. .................. 49,853 1,488,611
Farmers & Merchants Bancorp, Inc. ....... 124,686 2,779,251
Farmers National Banc Corp. ............ 355,550 4,750,148
FB Financial Corp. ................... 341,402 12,857,199
Fidelity D&D Bancorp, Inc. .............. 44,011 2,131,453
Financial Institutions, Inc. .............. 148,579 2,796,257
First BanCorp ...................... 1,771,812 37,895,588
First Bancorp, Inc. (The) ............... 90,307 2,225,164
First Bancshares, Inc. (The) ............. 296,648 7,698,016
First Bank ......................... 209,437 2,877,664
First Busey Corp. .................... 507,373 12,202,321
First Business Financial Services, Inc. ...... 75,815 2,843,062
First Commonwealth Financial Corp. ....... 948,760 13,206,739
First Community Bankshares, Inc. ........ 166,881 5,779,089
First Community Corp. ................ 67,375 1,174,346
First Financial Bancorp ................ 848,999 19,034,558
First Financial Corp. .................. 114,738 4,397,908

2024
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Foundation, Inc. ................. 491,101 $ 3,707,813
First Interstate BancSystem, Inc. , Class A ... 791,695 21,542,021
First Merchants Corp. ................. 576,891 20,133,496
First Mid Bancshares, Inc. .............. 217,281 7,100,743
First of Long Island Corp. (The) .......... 225,179 2,497,235
First Western Financial, Inc.
(a) (b)
.......... 79,966 1,165,904
Five Star Bancorp ................... 71,487 1,608,457
Flushing Financial Corp. ............... 261,389 3,296,115
FS Bancorp, Inc. .................... 50,929 1,767,746
Fulton Financial Corp. ................. 1,470,628 23,368,279
FVCBankcorp, Inc.
(a) (b)
................ 149,375 1,819,387
German American Bancorp, Inc. .......... 273,469 9,472,966
Glacier Bancorp, Inc.
(b)
................ 1,051,559 42,356,797
Great Southern Bancorp, Inc. ............ 86,790 4,757,828
Greene County Bancorp, Inc.
(b)
........... 29,219 841,215
Guaranty Bancshares, Inc. ............. 80,224 2,435,601
Hancock Whitney Corp. ............... 824,013 37,937,559
Hanmi Financial Corp. ................ 284,727 4,532,854
HarborOne Bancorp, Inc. .............. 390,105 4,158,519
HBT Financial, Inc. ................... 127,945 2,436,073
Heartland Financial USA, Inc. ........... 407,757 14,332,659
Heritage Commerce Corp. .............. 606,132 5,200,613
Heritage Financial Corp. ............... 311,174 6,033,664
Hilltop Holdings, Inc. .................. 449,076 14,065,060
Hingham Institution for Savings (The)
(b)
..... 14,865 2,593,348
Home Bancorp, Inc. .................. 67,416 2,582,707
Home BancShares, Inc. ............... 1,788,373 43,940,325
HomeStreet, Inc. .................... 169,915 2,557,221
HomeTrust Bancshares, Inc. ............ 115,952 3,170,128
Hope Bancorp, Inc. .................. 1,086,964 12,510,956
Horizon Bancorp, Inc. ................. 423,546 5,434,095
Independent Bank Corp. ............... 587,210 25,284,033
Independent Bank Group, Inc. ........... 342,850 15,651,102
International Bancshares Corp. .......... 510,078 28,635,779
John Marshall Bancorp, Inc. ............ 116,065 2,079,885
Kearny Financial Corp. ................ 540,526 3,480,987
Lakeland Bancorp, Inc. ................ 615,977 7,453,322
Lakeland Financial Corp. ............... 217,454 14,421,549
LCNB Corp. ....................... 107,779 1,717,997
Live Oak Bancshares, Inc. .............. 319,255 13,252,275
Macatawa Bank Corp. ................ 248,875 2,436,486
MainStreet Bancshares, Inc. ............ 62,920 1,142,627
Mercantile Bank Corp. ................ 155,497 5,985,080
Metrocity Bankshares, Inc. ............. 174,721 4,361,036
Metropolitan Bank Holding Corp.
(a) (b)
....... 90,977 3,502,615
Mid Penn Bancorp, Inc. ................ 139,507 2,791,535
Middlefield Banc Corp. ................ 73,914 1,765,066
Midland States Bancorp, Inc. ............ 201,621 5,066,736
MidWestOne Financial Group, Inc. ........ 145,161 3,402,574
MVB Financial Corp. ................. 106,509 2,376,216
National Bank Holdings Corp. , Class A ..... 329,332 11,879,005
National Bankshares, Inc. .............. 56,665 1,893,178
NBT Bancorp, Inc. ................... 376,658 13,815,815
Nicolet Bankshares, Inc. ............... 125,025 10,750,900
Northeast Bank ..................... 64,677 3,579,225
Northeast Community Bancorp, Inc. ....... 121,534 1,911,730
Northfield Bancorp, Inc. ............... 368,880 3,585,514
Northrim BanCorp, Inc. ................ 53,091 2,681,626
Northwest Bancshares, Inc. ............. 1,150,634 13,404,886
Norwood Financial Corp. ............... 68,492 1,863,667
Oak Valley Bancorp
(b)
................. 62,682 1,553,260
OceanFirst Financial Corp. ............. 566,348 9,293,771
OFG Bancorp ...................... 434,543 15,995,528
Old National Bancorp ................. 2,782,618 48,445,379
Old Second Bancorp, Inc. .............. 423,476 5,860,908
Security
Shares
Shares Value
Banks (continued)
Orange County Bancorp, Inc.
(b)
........... 49,048 $ 2,256,208
Origin Bancorp, Inc. .................. 283,137 8,845,200
Orrstown Financial Services, Inc. ......... 102,431 2,742,078
Pacific Premier Bancorp, Inc. ............ 859,509 20,628,216
Park National Corp. .................. 137,314 18,654,107
Parke Bancorp, Inc. .................. 99,110 1,707,170
Pathward Financial, Inc. ............... 160,821 8,118,244
PCB Bancorp ...................... 106,316 1,736,140
Peapack-Gladstone Financial Corp. ....... 166,581 4,052,916
Penns Woods Bancorp, Inc. ............. 65,104 1,263,669
Peoples Bancorp, Inc. ................ 338,727 10,029,706
Peoples Financial Services Corp. ......... 65,493 2,823,403
Pioneer Bancorp, Inc.
(a) (b)
............... 120,606 1,183,145
Plumas Bancorp .................... 44,760 1,646,720
Ponce Financial Group, Inc.
(a)
........... 176,171 1,567,922
Preferred Bank ..................... 91,874 7,053,167
Premier Financial Corp. ............... 344,604 6,995,461
Primis Financial Corp. ................. 197,997 2,409,623
Princeton Bancorp, Inc. ................ 46,999 1,446,629
Provident Financial Services, Inc. ......... 688,879 10,036,967
QCR Holdings, Inc. .................. 160,005 9,718,704
RBB Bancorp ...................... 167,559 3,017,738
Red River Bancshares, Inc. ............. 45,967 2,288,697
Renasant Corp. ..................... 499,319 15,638,671
Republic Bancorp, Inc. , Class A .......... 84,981 4,334,031
S&T Bancorp, Inc. ................... 358,927 11,514,378
Sandy Spring Bancorp, Inc. ............. 428,310 9,928,226
Seacoast Banking Corp. of Florida ........ 760,449 19,307,800
ServisFirst Bancshares, Inc. ............ 316,731 21,018,269
Shore Bancshares, Inc. ................ 290,802 3,344,223
Sierra Bancorp ..................... 130,328 2,632,626
Simmons First National Corp. , Class A ..... 1,144,144 22,265,042
SmartFinancial, Inc. .................. 149,131 3,142,190
South Plains Financial, Inc. ............. 112,768 3,017,672
Southern First Bancshares, Inc.
(a)
......... 75,665 2,403,120
Southern Missouri Bancorp, Inc. .......... 93,031 4,066,385
Southern States Bancshares, Inc. ......... 67,248 1,743,068
Southside Bancshares, Inc. ............. 266,779 7,797,950
SouthState Corp. .................... 720,802 61,289,794
Stellar Bancorp, Inc. .................. 434,041 10,573,239
Sterling Bancorp, Inc.
(a)
................ 186,729 963,522
Stock Yards Bancorp, Inc. .............. 36,929 1,806,197
Summit Financial Group, Inc. ............ 108,775 2,954,329
Texas Capital Bancshares, Inc.
(a)
......... 447,708 27,556,427
Third Coast Bancshares, Inc.
(a)
........... 115,276 2,307,826
Timberland Bancorp, Inc. .............. 69,959 1,883,296
Tompkins Financial Corp. .............. 131,896 6,633,050
Towne Bank ....................... 676,588 18,985,059
TriCo Bancshares ................... 299,345 11,009,909
Triumph Financial, Inc.
(a) (b)
.............. 210,036 16,660,056
TrustCo Bank Corp. .................. 175,191 4,933,379
Trustmark Corp. .................... 549,657 15,450,858
UMB Financial Corp. ................. 419,958 36,532,146
United Bankshares, Inc. ............... 1,235,985 44,235,903
United Community Banks, Inc. ........... 1,042,729 27,444,627
Unity Bancorp, Inc. ................... 65,835 1,817,046
Univest Financial Corp. ................ 292,116 6,081,855
USCB Financial Holdings, Inc. , Class A ..... 100,393 1,144,480
Valley National Bancorp ............... 4,087,059 32,532,990
Veritex Holdings, Inc. ................. 466,900 9,566,781
Virginia National Bankshares Corp. ........ 44,407 1,336,651
WaFd, Inc. ........................ 643,937 18,693,491
Washington Trust Bancorp, Inc. .......... 171,028 4,597,233
WesBanco, Inc. ..................... 555,556 16,561,124
West BanCorp, Inc. .................. 154,756 2,759,299

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Westamerica BanCorp ................ 169,798 $ 8,299,726
WSFS Financial Corp. ................ 557,328 25,157,786
1,996,004,882
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The)
(a) (b)
......... 399,638 3,720,630
Primo Water Corp. ................... 1,268,241 23,094,668
Zevia PBC , Class A
(a) (b)
................ 93,864 109,821
26,925,119
Biotechnology — 5.5%
2seventy bio, Inc.
(a) (b)
................. 475,374 2,543,251
4D Molecular Therapeutics, Inc.
(a) (b)
........ 349,886 11,147,368
Aadi Bioscience, Inc.
(a) (b)
............... 145,185 339,733
ACELYRIN, Inc.
(a) (b)
.................. 369,158 2,491,816
Acrivon Therapeutics, Inc.
(a) (b)
............ 109,017 779,472
Actinium Pharmaceuticals, Inc.
(a) (b)
........ 14,485 113,418
Adicet Bio, Inc.
(a) (b)
................... 496,647 1,167,120
ADMA Biologics, Inc.
(a) (b)
............... 941,780 6,215,748
Agenus, Inc.
(a) (b)
..................... 3,050,011 1,769,006
Agios Pharmaceuticals, Inc.
(a) (b)
.......... 519,666 15,195,034
Allakos, Inc.
(a) (b)
..................... 649,927 818,908
Allogene Therapeutics, Inc.
(a) (b)
........... 883,264 3,948,190
Allovir, Inc.
(a) (b)
...................... 473,496 357,442
Alpine Immune Sciences, Inc.
(a)
.......... 169,355 6,713,232
Altimmune, Inc.
(a) (b)
................... 504,068 5,131,412
ALX Oncology Holdings, Inc.
(a)
........... 244,578 2,727,045
AnaptysBio, Inc.
(a) (b)
.................. 31,421 707,601
Anika Therapeutics, Inc.
(a) (b)
............. 136,445 3,465,703
Annexon, Inc.
(a) (b)
.................... 630,627 4,521,596
Apogee Therapeutics, Inc.
(a) (b)
........... 211,784 14,073,047
Arbutus Biopharma Corp.
(a) (b)
............ 442,694 1,142,151
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 201,187 6,794,085
Arcus Biosciences, Inc.
(a) (b)
............. 354,580 6,694,470
Ardelyx, Inc.
(a) (b)
..................... 750,290 5,477,117
ArriVent Biopharma, Inc.
(a)
.............. 48,905 873,443
ARS Pharmaceuticals, Inc.
(a) (b)
........... 176,218 1,800,948
Astria Therapeutics, Inc.
(a) (b)
............. 56,812 799,629
Atara Biotherapeutics, Inc.
(a) (b)
........... 842,975 585,025
Aura Biosciences, Inc.
(a)
............... 325,420 2,554,547
Avidity Biosciences, Inc.
(a) (b)
............. 696,531 17,775,471
Beam Therapeutics, Inc.
(a) (b)
............. 68,045 2,248,207
BioAtla, Inc.
(a) (b)
..................... 410,128 1,410,840
BioCryst Pharmaceuticals, Inc.
(a) (b)
........ 429,103 2,179,843
Biohaven Ltd.
(a) (b)
.................... 643,249 35,179,288
Bluebird Bio, Inc.
(a) (b)
.................. 1,798,083 2,301,546
Bridgebio Pharma, Inc.
(a) (b)
.............. 333,430 10,309,656
Cabaletta Bio, Inc.
(a) (b)
................. 35,272 601,740
CareDx, Inc.
(a) (b)
..................... 496,290 5,255,711
Cargo Therapeutics, Inc.
(a) (b)
............. 109,033 2,433,617
Caribou Biosciences, Inc.
(a) (b)
............ 772,603 3,971,179
Carisma Therapeutics, Inc.
(a) (b)
........... 244,204 554,343
Cartesian Therapeutics, Inc.
(a) (b)
.......... 797,628 518,458
Celcuity, Inc.
(a) (b)
..................... 170,270 3,677,832
Celldex Therapeutics, Inc.
(a) (b)
............ 433,489 18,193,533
Century Therapeutics, Inc.
(a) (b)
........... 227,406 950,557
CG oncology, Inc.
(a)
.................. 121,290 5,324,631
Cogent Biosciences, Inc.
(a) (b)
............ 358,751 2,410,807
Coherus Biosciences, Inc.
(a) (b)
............ 171,167 409,089
Compass Therapeutics, Inc.
(a) (b)
.......... 778,839 1,542,101
Crinetics Pharmaceuticals, Inc.
(a) (b)
........ 516,541 24,179,284
Cullinan Oncology, Inc.
(a)
............... 242,685 4,135,352
Cytokinetics, Inc.
(a) (b)
.................. 68,389 4,794,753
Day One Biopharmaceuticals, Inc.
(a)
....... 46,824 773,532
Deciphera Pharmaceuticals, Inc.
(a)
........ 328,237 5,163,168
Security
Shares
Shares Value
Biotechnology (continued)
Design Therapeutics, Inc.
(a) (b)
............ 306,177 $ 1,233,893
Disc Medicine, Inc.
(a) (b)
................ 6,382 397,343
Dynavax Technologies Corp.
(a) (b)
.......... 194,848 2,418,064
Dyne Therapeutics, Inc.
(a) (b)
............. 395,301 11,222,595
Eagle Pharmaceuticals, Inc.
(a) (b)
.......... 103,249 541,025
Editas Medicine, Inc.
(a) (b)
............... 778,748 5,778,310
Emergent BioSolutions, Inc.
(a) (b)
.......... 504,718 1,276,937
Enanta Pharmaceuticals, Inc.
(a)
.......... 170,481 2,976,598
Entrada Therapeutics, Inc.
(a) (b)
........... 202,555 2,870,204
Erasca, Inc.
(a)
...................... 767,951 1,581,979
Fate Therapeutics, Inc.
(a) (b)
.............. 796,802 5,848,527
Fennec Pharmaceuticals, Inc.
(a) (b)
......... 124,967 1,389,633
FibroGen, Inc.
(a) (b)
.................... 903,883 2,124,125
Genelux Corp.
(a) (b)
................... 126,144 811,106
Generation Bio Co.
(a)
................. 426,417 1,735,517
Geron Corp.
(a) (b)
..................... 1,191,189 3,930,924
Gritstone bio, Inc.
(a) (b)
................. 866,600 2,227,162
Heron Therapeutics, Inc.
(a)
.............. 45,708 126,611
HilleVax, Inc.
(a) (b)
.................... 185,998 3,093,147
Humacyte, Inc.
(a) (b)
................... 61,746 192,030
Ideaya Biosciences, Inc.
(a) (b)
............. 220,186 9,661,762
IGM Biosciences, Inc.
(a) (b)
.............. 119,762 1,155,703
Immuneering Corp. , Class A
(a) (b)
.......... 45,231 130,718
ImmunityBio, Inc.
(a) (b)
.................. 236,399 1,269,463
Inhibrx, Inc.
(a) (b)
..................... 110,805 3,873,743
Inozyme Pharma, Inc.
(a) (b)
.............. 446,731 3,421,959
Intellia Therapeutics, Inc.
(a) (b)
............ 722,295 19,870,335
Iovance Biotherapeutics, Inc.
(a) (b)
.......... 2,230,498 33,055,980
Ironwood Pharmaceuticals, Inc. , Class A
(a)
... 770,679 6,712,614
iTeos Therapeutics, Inc.
(a)
.............. 232,008 3,164,589
Janux Therapeutics, Inc.
(a) (b)
............. 151,619 5,708,455
KalVista Pharmaceuticals, Inc.
(a) (b)
......... 289,216 3,430,102
Kezar Life Sciences, Inc.
(a) (b)
............ 660,045 595,097
Kiniksa Pharmaceuticals Ltd. , Class A
(a)
..... 296,243 5,844,874
Kodiak Sciences, Inc.
(a)
................ 309,964 1,630,411
Kura Oncology, Inc.
(a) (b)
................ 663,115 14,144,243
Larimar Therapeutics, Inc.
(a)
............. 242,705 1,842,131
LENZ Therapeutics, Inc.
(b)
.............. 38,930 869,307
Lexeo Therapeutics, Inc.
(a)
.............. 50,298 788,673
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 465,795 1,117,908
Lyell Immunopharma, Inc.
(a) (b)
............ 1,625,133 3,624,047
MacroGenics, Inc.
(a) (b)
................. 395,826 5,826,559
MannKind Corp.
(a) (b)
.................. 446,047 2,020,593
MeiraGTx Holdings plc
(a)
............... 90,752 550,865
Mersana Therapeutics, Inc.
(a)
............ 418,224 1,873,644
MiMedx Group, Inc.
(a) (b)
................ 1,086,281 8,364,364
Mineralys Therapeutics, Inc.
(a) (b)
.......... 134,290 1,733,684
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 283,260 1,996,983
Morphic Holding, Inc.
(a) (b)
............... 41,117 1,447,318
Myriad Genetics, Inc.
(a)
................ 824,155 17,570,985
Nkarta, Inc.
(a) (b)
..................... 289,132 3,125,517
Novavax, Inc.
(a) (b)
.................... 197,112 942,195
Nurix Therapeutics, Inc.
(a) (b)
............. 450,563 6,623,276
Ocean Biomedical, Inc.
(a) (b)
.............. 84,834 321,097
Olema Pharmaceuticals, Inc.
(a) (b)
.......... 247,315 2,799,606
Organogenesis Holdings, Inc. , Class A
(a) (b)
... 590,530 1,677,105
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 365,153 5,020,854
Ovid therapeutics, Inc.
(a) (b)
.............. 543,455 1,657,538
PepGen, Inc.
(a)
..................... 69,875 1,027,162
PMV Pharmaceuticals, Inc.
(a) (b)
........... 365,041 620,570
Poseida Therapeutics, Inc.
(a) (b)
........... 638,042 2,035,354
Precigen, Inc.
(a) (b)
.................... 1,218,074 1,766,207
Prelude Therapeutics, Inc.
(a) (b)
........... 135,527 642,398
ProKidney Corp. , Class A
(a) (b)
............ 312,825 513,033
Protagonist Therapeutics, Inc.
(a) (b)
......... 201,714 5,835,586

2024
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Protalix BioTherapeutics, Inc.
(a) (b)
......... 605,429 $ 762,841
PTC Therapeutics, Inc.
(a)
............... 130,052 3,783,213
Rallybio Corp.
(a) (b)
.................... 275,754 510,145
RAPT Therapeutics, Inc.
(a) (b)
............. 68,216 612,580
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
. 1,310,355 13,064,239
REGENXBIO, Inc.
(a)
.................. 389,678 8,210,515
Relay Therapeutics, Inc.
(a) (b)
............. 891,254 7,397,408
Replimune Group, Inc.
(a) (b)
.............. 460,902 3,765,569
REVOLUTION Medicines, Inc.
(a) (b)
......... 340,075 10,960,617
Rigel Pharmaceuticals, Inc.
(a)
............ 310,108 458,960
Rocket Pharmaceuticals, Inc.
(a)
........... 69,529 1,873,111
Sage Therapeutics, Inc.
(a) (b)
............. 29,370 550,394
Sagimet Biosciences, Inc. , Class A
(a) (b)
...... 114,758 621,988
Sana Biotechnology, Inc.
(a) (b)
............ 836,695 8,366,950
Sangamo Therapeutics, Inc.
(a) (b)
.......... 1,442,002 966,430
Savara, Inc.
(a) (b)
..................... 805,485 4,011,315
Scholar Rock Holding Corp.
(a) (b)
.......... 542,060 9,626,986
Seres Therapeutics, Inc.
(a) (b)
............. 302,291 234,003
Stoke Therapeutics, Inc.
(a)
.............. 263,181 3,552,944
Sutro Biopharma, Inc.
(a) (b)
.............. 586,070 3,311,295
Syndax Pharmaceuticals, Inc.
(a)
.......... 124,527 2,963,743
Tango Therapeutics, Inc.
(a)
.............. 417,819 3,317,483
Tenaya Therapeutics, Inc.
(a) (b)
............ 435,898 2,279,747
Travere Therapeutics, Inc.
(a) (b)
........... 42,445 327,251
Turnstone Biologics Corp.
(a) (b)
............ 73,425 192,373
Twist Bioscience Corp.
(a) (b)
.............. 544,154 18,669,924
Tyra Biosciences, Inc.
(a) (b)
.............. 83,260 1,365,464
UroGen Pharma Ltd.
(a)
................ 46,562 698,430
Vanda Pharmaceuticals, Inc.
(a)
........... 524,249 2,154,663
Vera Therapeutics, Inc. , Class A
(a) (b)
........ 195,430 8,426,942
Veracyte, Inc.
(a) (b)
.................... 686,916 15,222,059
Verve Therapeutics, Inc.
(a) (b)
............. 618,735 8,216,801
Vigil Neuroscience, Inc.
(a)
.............. 138,483 472,227
Vir Biotechnology, Inc.
(a)
............... 750,146 7,598,979
Viridian Therapeutics, Inc.
(a) (b)
............ 99,966 1,750,405
Vor BioPharma, Inc.
(a) (b)
................ 390,228 924,840
X4 Pharmaceuticals, Inc.
(a) (b)
............ 631,000 877,090
Xencor, Inc.
(a)
...................... 246,035 5,444,755
XOMA Corp.
(a)
...................... 67,985 1,635,039
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 185,258 3,012,295
Zura Bio Ltd. , Class A
(a) (b)
.............. 150,360 386,425
Zymeworks, Inc.
(a) (b)
.................. 523,743 5,509,776
691,010,646
Broadline Retail — 0.0%
(a)
Big Lots, Inc. ....................... 270,821 1,172,655
ContextLogic, Inc. , Class A
(b)
............ 223,663 1,272,642
Savers Value Village, Inc.
(b)
............. 122,685 2,365,367
4,810,664
Building Products — 2.0%
American Woodmark Corp.
(a)
............ 141,633 14,398,411
Apogee Enterprises, Inc. ............... 129,332 7,656,454
AZZ, Inc. ......................... 233,055 18,017,482
Gibraltar Industries, Inc.
(a)
.............. 125,576 10,112,635
Griffon Corp. ....................... 150,041 11,004,007
Insteel Industries, Inc.
(b)
............... 175,160 6,694,615
JELD-WEN Holding, Inc.
(a) (b)
............. 804,121 17,071,489
Masterbrand, Inc.
(a)
.................. 1,204,020 22,563,335
Quanex Building Products Corp. .......... 310,549 11,934,398
Resideo Technologies, Inc.
(a)
............ 1,378,521 30,906,441
UFP Industries, Inc. .................. 478,493 58,859,424
Zurn Elkay Water Solutions Corp. ......... 1,112,617 37,239,291
246,457,982
Security
Shares
Shares Value
Capital Markets — 0.8%
Artisan Partners Asset Management, Inc. , Class
A ............................ 157,607 $ 7,213,672
Bakkt Holdings, Inc. , Class A
(a) (b)
.......... 698,995 321,398
BGC Group, Inc. , Class A
(b)
............. 1,766,329 13,724,376
Brightsphere Investment Group, Inc. ....... 184,970 4,224,715
Donnelley Financial Solutions, Inc.
(a)
....... 67,437 4,181,768
Forge Global Holdings, Inc.
(a) (b)
........... 1,050,488 2,027,442
GCM Grosvenor, Inc. , Class A ........... 39,500 381,570
Hamilton Lane, Inc. , Class A ............ 140,864 15,883,825
MarketWise, Inc. , Class A .............. 322,417 557,781
Moelis & Co. , Class A ................. 248,301 14,096,048
Open Lending Corp. , Class A
(a) (b)
......... 75,510 472,693
Piper Sandler Cos. ................... 29,657 5,886,618
StoneX Group, Inc.
(a) (b)
................ 229,921 16,154,249
Victory Capital Holdings, Inc. , Class A ...... 28,413 1,205,564
Virtus Investment Partners, Inc. .......... 56,740 14,070,385
100,402,104
Chemicals — 1.4%
AdvanSix, Inc. ...................... 245,001 7,007,029
American Vanguard Corp. .............. 201,419 2,608,376
Aspen Aerogels, Inc.
(a) (b)
............... 479,592 8,440,819
Avient Corp. ....................... 852,669 37,005,835
Core Molding Technologies, Inc.
(a)
......... 61,775 1,169,401
Danimer Scientific, Inc. , Class A
(a) (b)
........ 827,229 901,680
Ecovyst, Inc.
(a)
...................... 684,591 7,633,190
HB Fuller Co. ...................... 52,641 4,197,593
Innospec, Inc. ...................... 26,651 3,436,380
Intrepid Potash, Inc.
(a) (b)
................ 101,621 2,119,814
Koppers Holdings, Inc. ................ 189,852 10,474,135
Kronos Worldwide, Inc. ................ 215,552 2,543,514
LSB Industries, Inc.
(a) (b)
................ 497,267 4,366,004
Mativ Holdings, Inc. .................. 506,101 9,489,394
Minerals Technologies, Inc. ............. 305,277 22,981,252
Origin Materials, Inc. , Class A
(a) (b)
......... 1,200,148 612,075
Perimeter Solutions SA
(a) (b)
............. 1,420,346 10,538,967
PureCycle Technologies, Inc.
(a) (b)
.......... 843,768 5,248,237
Rayonier Advanced Materials, Inc.
(a) (b)
...... 614,290 2,936,306
Stepan Co. ........................ 176,682 15,908,447
Trinseo plc ........................ 340,713 1,287,895
Tronox Holdings plc .................. 1,104,979 19,171,386
Valhi, Inc. ......................... 31,536 541,788
180,619,517
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. .................. 595,799 26,584,551
ACCO Brands Corp. .................. 870,081 4,881,154
Aris Water Solutions, Inc. , Class A ........ 268,269 3,796,006
BrightView Holdings, Inc.
(a)
............. 388,809 4,626,827
CECO Environmental Corp.
(a) (b)
.......... 279,385 6,431,443
Cimpress plc
(a)
...................... 74,224 6,569,566
CompX International, Inc. .............. 14,885 510,556
CoreCivic, Inc.
(a)
.................... 1,071,042 16,718,966
Deluxe Corp. ....................... 411,625 8,475,359
Ennis, Inc. ........................ 232,085 4,760,063
Enviri Corp.
(a)
...................... 743,306 6,801,250
GEO Group, Inc. (The)
(a)
............... 1,135,227 16,029,405
Healthcare Services Group, Inc.
(a)
......... 33,430 417,206
HNI Corp. ......................... 394,626 17,809,471
Interface, Inc. ...................... 536,418 9,022,551
Li-Cycle Holdings Corp.
(a) (b)
............. 1,291,902 1,330,659
Liquidity Services, Inc.
(a)
............... 91,542 1,702,681
Matthews International Corp. , Class A ...... 206,706 6,424,422
MillerKnoll, Inc. ..................... 695,401 17,218,129
NL Industries, Inc. ................... 77,103 565,165

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
OPENLANE, Inc.
(a)
................... 1,006,479 $ 17,412,087
Performant Financial Corp.
(a)
............ 166,873 490,607
Quad/Graphics, Inc. , Class A ............ 291,761 1,549,251
Steelcase, Inc. , Class A ............... 880,083 11,511,486
UniFirst Corp. ...................... 141,123 24,474,962
VSE Corp. ........................ 122,789 9,823,120
225,936,943
Communications Equipment — 0.3%
ADTRAN Holdings, Inc. ............... 744,107 4,047,942
Aviat Networks, Inc.
(a) (b)
................ 107,862 4,135,429
Comtech Telecommunications Corp.
(a)
...... 258,142 885,427
Digi International, Inc.
(a) (b)
.............. 37,872 1,209,253
DZS, Inc.
(a)
........................ 199,314 263,095
KVH Industries, Inc.
(a) (b)
................ 173,734 886,043
NETGEAR, Inc.
(a) (b)
................... 270,155 4,260,344
NetScout Systems, Inc.
(a) (b)
............. 643,825 14,061,138
Ribbon Communications, Inc.
(a) (b)
......... 854,769 2,735,261
Viavi Solutions, Inc.
(a) (b)
................ 365,845 3,325,531
35,809,463
Construction & Engineering — 1.1%
API Group Corp.
(a)
................... 648,756 25,476,648
Arcosa, Inc. ....................... 454,843 39,052,820
Argan, Inc. ........................ 118,648 5,996,470
Concrete Pumping Holdings, Inc.
(a) (b)
....... 92,297 729,146
Fluor Corp.
(a)
....................... 94,939 4,014,021
Granite Construction, Inc. .............. 358,367 20,473,507
Great Lakes Dredge & Dock Corp.
(a)
....... 609,397 5,332,224
INNOVATE Corp.
(a)
................... 385,175 269,892
Limbach Holdings, Inc.
(a) (b)
.............. 72,420 2,999,636
Northwest Pipe Co.
(a)
................. 92,025 3,191,427
Primoris Services Corp. ............... 468,273 19,934,382
Southland Holdings, Inc.
(a)
.............. 21,353 109,968
Sterling Infrastructure, Inc.
(a) (b)
........... 35,982 3,969,174
Tutor Perini Corp.
(a) (b)
................. 397,917 5,753,880
137,303,195
Construction Materials — 0.8%
(a)(b)
Knife River Corp. .................... 532,176 43,148,830
Summit Materials, Inc. , Class A .......... 1,125,611 50,168,482
93,317,312
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a) (b)
............ 41,562 1,229,820
Bread Financial Holdings, Inc. ........... 403,728 15,034,831
Consumer Portfolio Services, Inc.
(a) (b)
....... 85,655 647,552
Encore Capital Group, Inc.
(a) (b)
........... 219,270 10,000,905
Enova International, Inc.
(a)
.............. 267,809 16,826,439
Green Dot Corp. , Class A
(a)
............. 419,834 3,917,051
LendingClub Corp.
(a) (b)
................. 1,028,125 9,037,219
LendingTree, Inc.
(a)
................... 78,074 3,305,653
Navient Corp. ...................... 796,380 13,857,012
Nelnet, Inc. , Class A .................. 122,400 11,585,160
OppFi, Inc. , Class A
(a) (b)
................ 107,973 269,932
PRA Group, Inc.
(a) (b)
.................. 362,690 9,458,955
PROG Holdings, Inc. ................. 337,799 11,633,798
Regional Management Corp. ............ 66,393 1,607,374
World Acceptance Corp.
(a) (b)
............. 36,221 5,251,321
113,663,022
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc. (The) ................. 304,895 17,491,826
HF Foods Group, Inc.
(a) (b)
............... 377,007 1,319,524
Ingles Markets, Inc. , Class A ............ 134,038 10,278,034
Natural Grocers by Vitamin Cottage, Inc. .... 92,334 1,666,629
PriceSmart, Inc. ..................... 69,671 5,852,364
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
SpartanNash Co. .................... 327,763 $ 6,624,090
United Natural Foods, Inc.
(a)
............. 561,595 6,452,727
Village Super Market, Inc. , Class A ........ 77,778 2,225,229
Weis Markets, Inc. ................... 153,725 9,899,890
61,810,313
Containers & Packaging — 0.3%
Greif, Inc. , Class A, NVS ............... 233,795 16,143,544
Greif, Inc. , Class B ................... 46,790 3,252,841
O-I Glass, Inc.
(a)
..................... 219,913 3,648,357
Pactiv Evergreen, Inc. ................ 376,758 5,395,174
Ranpak Holdings Corp. , Class A
(a) (b)
....... 407,078 3,203,704
TriMas Corp. ....................... 388,068 10,373,058
42,016,678
Distributors — 0.0%
Weyco Group, Inc. ................... 52,239 1,665,379
Diversified Consumer Services — 0.7%
2U, Inc.
(a) (b)
........................ 806,941 314,465
Adtalem Global Education, Inc.
(a) (b)
........ 367,430 18,885,902
Chegg, Inc.
(a)
....................... 140,686 1,064,993
European Wax Center, Inc. , Class A
(a)
...... 20,137 261,378
Graham Holdings Co. , Class B ........... 32,778 25,163,015
Laureate Education, Inc. ............... 191,749 2,793,783
Lincoln Educational Services Corp.
(a)
....... 227,248 2,347,472
Perdoceo Education Corp. .............. 614,028 10,782,332
Strategic Education, Inc.
(b)
.............. 213,050 22,182,766
Universal Technical Institute, Inc.
(a)
........ 301,112 4,799,725
WW International, Inc.
(a) (b)
.............. 511,356 946,009
89,541,840
Diversified REITs — 1.1%
Alexander & Baldwin, Inc. .............. 697,463 11,487,216
Alpine Income Property Trust, Inc. ........ 124,892 1,908,350
American Assets Trust, Inc. ............. 465,417 10,197,286
Armada Hoffler Properties, Inc. .......... 638,207 6,637,353
Broadstone Net Lease, Inc. ............. 1,776,331 27,835,107
CTO Realty Growth, Inc. ............... 207,147 3,511,142
Empire State Realty Trust, Inc. , Class A ..... 1,247,718 12,639,383
Essential Properties Realty Trust, Inc. ...... 1,312,791 34,999,008
Gladstone Commercial Corp. ............ 314,545 4,353,303
Global Net Lease, Inc. ................ 1,830,855 14,225,743
NexPoint Diversified Real Estate Trust
(b)
.... 294,092 1,941,007
One Liberty Properties, Inc. ............. 157,562 3,559,326
133,294,224
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a) (b)
..................... 11,233 377,541
ATN International, Inc. ................ 99,646 3,139,347
Bandwidth, Inc. , Class A
(a)
.............. 170,447 3,112,362
Cogent Communications Holdings, Inc. ..... 152,190 9,942,573
Consolidated Communications Holdings, Inc.
(a)
618,308 2,671,091
EchoStar Corp. , Class A
(a) (b)
............. 1,147,617 16,353,542
Globalstar, Inc.
(a) (b)
................... 811,054 1,192,249
IDT Corp. , Class B ................... 33,670 1,273,063
Liberty Latin America Ltd. , Class A
(a) (b)
...... 352,446 2,456,548
Liberty Latin America Ltd. , Class C, NVS
(a)
... 1,253,937 8,765,020
Lumen Technologies, Inc.
(a)
............. 9,476,085 14,782,693
Shenandoah Telecommunications Co.
(b)
..... 451,168 7,836,788
71,902,817
Electric Utilities — 1.0%
ALLETE, Inc. ...................... 543,197 32,396,269
Genie Energy Ltd. , Class B ............. 93,630 1,411,941
MGE Energy, Inc. .................... 168,307 13,249,127
Otter Tail Corp. ..................... 182,559 15,773,098

2024
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PNM Resources, Inc. ................. 720,485 $ 27,119,055
Portland General Electric Co. ............ 963,397 40,462,674
130,412,164
Electrical Equipment — 0.6%
Babcock & Wilcox Enterprises, Inc.
(a)
....... 492,826 556,893
Blink Charging Co.
(a) (b)
................. 243,558 733,110
Encore Wire Corp.
(b)
.................. 141,400 37,157,092
Energy Vault Holdings, Inc.
(a) (b)
........... 911,706 1,631,954
EnerSys .......................... 26,832 2,534,551
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 119,142 122,716
ESS Tech, Inc.
(a) (b)
................... 901,744 652,231
FuelCell Energy, Inc.
(a) (b)
............... 4,283,389 5,097,233
GrafTech International Ltd. ............. 793,515 1,095,051
LSI Industries, Inc. ................... 65,339 987,926
Powell Industries, Inc. ................. 87,471 12,447,123
Preformed Line Products Co. ............ 12,606 1,622,014
SES AI Corp. , Class A
(a) (b)
.............. 1,048,805 1,761,992
Stem, Inc.
(a) (b)
...................... 1,331,335 2,915,624
Thermon Group Holdings, Inc.
(a)
.......... 277,508 9,080,062
78,395,572
Electronic Equipment, Instruments & Components — 2.1%
908 Devices, Inc.
(a) (b)
.................. 207,013 1,562,948
Aeva Technologies, Inc.
(a) (b)
............. 146,992 577,679
Arlo Technologies, Inc.
(a) (b)
.............. 105,295 1,331,982
Bel Fuse, Inc. , Class B, NVS ............ 92,251 5,563,658
Belden, Inc. ....................... 149,336 13,830,007
Benchmark Electronics, Inc. ............ 331,834 9,958,338
Climb Global Solutions, Inc. ............. 6,269 444,347
Daktronics, Inc.
(a) (b)
................... 359,912 3,584,724
ePlus, Inc.
(a)
....................... 237,278 18,635,814
Evolv Technologies Holdings, Inc.
(a)
........ 877,896 3,906,637
FARO Technologies, Inc.
(a)
.............. 161,552 3,474,984
Iteris, Inc.
(a)
........................ 173,845 858,794
Itron, Inc.
(a)
........................ 387,910 35,889,433
Kimball Electronics, Inc.
(a) (b)
............. 172,677 3,738,457
Knowles Corp.
(a)
.................... 825,141 13,284,770
Methode Electronics, Inc. .............. 316,277 3,852,254
Mirion Technologies, Inc. , Class A
(a) (b)
...... 1,880,022 21,375,850
Motomova, Inc. , NVS
(a) (c)
............... 19,086 —
nLight, Inc.
(a) (b)
...................... 424,076 5,512,988
PAR Technology Corp.
(a) (b)
.............. 235,487 10,681,690
PC Connection, Inc. .................. 108,479 7,152,021
Plexus Corp.
(a)
...................... 29,454 2,792,828
Richardson Electronics Ltd. ............. 117,095 1,078,445
Rogers Corp.
(a)
..................... 43,612 5,176,308
Sanmina Corp.
(a)
.................... 491,902 30,586,466
ScanSource, Inc.
(a)
................... 235,945 10,391,018
SmartRent, Inc. , Class A
(a) (b)
............. 1,736,214 4,653,054
TTM Technologies, Inc.
(a)
............... 955,651 14,955,938
Vishay Intertechnology, Inc. ............. 1,195,207 27,107,295
Vishay Precision Group, Inc.
(a)
........... 112,580 3,977,451
Vuzix Corp.
(a) (b)
..................... 567,253 686,376
266,622,554
Energy Equipment & Services — 2.2%
Archrock, Inc. ...................... 1,073,489 21,115,529
Atlas Energy Solutions, Inc. ............. 141,678 3,204,756
Bristow Group, Inc.
(a) (b)
................ 217,411 5,913,579
Core Laboratories, Inc.
(b)
............... 298,620 5,100,430
Diamond Offshore Drilling, Inc.
(a)
.......... 950,995 12,971,572
DMC Global, Inc.
(a)
................... 130,031 2,534,304
Dril-Quip, Inc.
(a) (b)
.................... 317,766 7,159,268
Expro Group Holdings NV
(a) (b)
............ 525,866 10,501,544
Forum Energy Technologies, Inc.
(a)
........ 90,121 1,800,618
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Helix Energy Solutions Group, Inc.
(a) (b)
...... 1,355,051 $ 14,688,753
Helmerich & Payne, Inc. ............... 916,951 38,566,959
KLX Energy Services Holdings, Inc.
(a) (b)
..... 115,384 893,072
Kodiak Gas Services, Inc. .............. 98,885 2,703,516
Liberty Energy, Inc. , Class A ............ 1,454,601 30,139,333
Mammoth Energy Services, Inc.
(a)
......... 227,487 828,053
Nabors Industries Ltd.
(a)
............... 8,756 754,154
Newpark Resources, Inc.
(a)
............. 702,962 5,075,386
Noble Corp. plc ..................... 185,221 8,981,366
Oil States International, Inc.
(a)
............ 589,291 3,630,033
Patterson-UTI Energy, Inc. ............. 3,137,708 37,464,233
ProFrac Holding Corp. , Class A
(a) (b)
........ 188,032 1,571,947
ProPetro Holding Corp.
(a)
............... 890,083 7,191,871
Ranger Energy Services, Inc. ............ 131,873 1,488,846
RPC, Inc. ......................... 805,170 6,232,016
SEACOR Marine Holdings, Inc.
(a)
......... 230,535 3,213,658
Seadrill Ltd.
(a) (b)
..................... 440,936 22,179,081
Select Water Solutions, Inc. , Class A ....... 756,458 6,982,107
Solaris Oilfield Infrastructure, Inc. , Class A ... 249,920 2,166,806
US Silica Holdings, Inc.
(a)
.............. 709,098 8,799,906
273,852,696
Entertainment — 0.3%
Cinemark Holdings, Inc.
(a) (b)
............. 174,777 3,140,743
Lions Gate Entertainment Corp. , Class A
(a) (b)
.. 174,476 1,736,036
Lions Gate Entertainment Corp. , Class B,
NVS
(a) (b)
........................ 367,974 3,425,838
Madison Square Garden Entertainment
Corp.
(a) (b)
....................... 54,306 2,129,338
Marcus Corp. (The)
(b)
................. 223,057 3,180,793
Playstudios, Inc. , Class A
(a)
............. 820,450 2,280,851
Reservoir Media, Inc.
(a) (b)
............... 177,376 1,406,592
Sphere Entertainment Co. , Class A
(a) (b)
...... 250,865 12,312,454
Vivid Seats, Inc. , Class A
(a) (b)
............ 482,070 2,887,599
32,500,244
Financial Services — 3.4%
Acacia Research Corp.
(a) (b)
.............. 340,977 1,817,407
Alerus Financial Corp. ................ 174,880 3,817,630
A-Mark Precious Metals, Inc. ............ 178,196 5,468,835
AvidXchange Holdings, Inc.
(a)
............ 127,316 1,674,205
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 262,437 7,773,384
Cannae Holdings, Inc.
(a) (b)
.............. 627,573 13,957,224
Cantaloupe, Inc.
(a)
................... 174,065 1,119,238
Cass Information Systems, Inc. .......... 16,009 771,154
Compass Diversified Holdings ........... 601,854 14,486,626
Enact Holdings, Inc. .................. 284,974 8,885,489
Essent Group Ltd. ................... 988,644 58,834,204
Federal Agricultural Mortgage Corp. , Class C,
NVS .......................... 72,435 14,261,003
Finance of America Cos., Inc. , Class A
(a) (b)
... 502,902 369,683
Jackson Financial, Inc. , Class A .......... 709,170 46,904,504
Marqeta, Inc. , Class A
(a)
............... 3,857,233 22,989,109
Merchants Bancorp .................. 153,179 6,614,269
Mr Cooper Group, Inc.
(a)
............... 608,377 47,422,987
NewtekOne, Inc. .................... 223,821 2,462,031
NMI Holdings, Inc. , Class A
(a)
............ 695,378 22,488,525
Ocwen Financial Corp.
(a) (b)
.............. 59,422 1,604,988
Pagseguro Digital Ltd. , Class A
(a)
......... 733,875 10,479,735
Paysafe Ltd.
(a)
...................... 311,020 4,911,006
PennyMac Financial Services, Inc. ........ 226,495 20,631,430
Radian Group, Inc. ................... 1,388,938 46,487,755
Repay Holdings Corp. , Class A
(a) (b)
........ 781,714 8,598,854
Security National Financial Corp. , Class A
(a)
.. 124,707 986,432

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
StoneCo Ltd. , Class A
(a)
............... 1,078,567 $ 17,914,998
SWK Holdings Corp.
(a) (b)
............... 20,604 358,922
Velocity Financial, Inc.
(a) (b)
.............. 75,152 1,352,736
Walker & Dunlop, Inc. ................. 300,707 30,389,449
Waterstone Financial, Inc. .............. 169,963 2,068,450
427,902,262
Food Products — 0.5%
Alico, Inc. ......................... 66,926 1,959,593
B&G Foods, Inc. .................... 732,239 8,376,814
Benson Hill, Inc.
(a) (b)
.................. 1,574,142 315,615
BRC, Inc. , Class A
(a) (b)
................. 30,185 129,192
Cal-Maine Foods, Inc. ................. 25,550 1,503,618
Dole plc .......................... 292,393 3,488,248
Forafric Global plc
(a) (b)
................. 37,027 383,600
Fresh Del Monte Produce, Inc. ........... 322,433 8,354,239
Hain Celestial Group, Inc. (The)
(a) (b)
........ 842,763 6,624,117
Limoneira Co. ...................... 163,777 3,203,478
Mission Produce, Inc.
(a) (b)
............... 385,469 4,575,517
Seneca Foods Corp. , Class A
(a) (b)
......... 46,083 2,622,123
SunOpta, Inc.
(a)
..................... 51,746 355,495
TreeHouse Foods, Inc.
(a)
............... 419,844 16,352,924
58,244,573
Gas Utilities — 1.5%
Brookfield Infrastructure Corp. , Class A ..... 1,004,672 36,208,379
Chesapeake Utilities Corp. ............. 72,660 7,796,418
New Jersey Resources Corp. ............ 436,061 18,711,378
Northwest Natural Holding Co. ........... 345,503 12,859,622
ONE Gas, Inc. ...................... 520,859 33,611,031
RGC Resources, Inc. ................. 69,655 1,409,817
Southwest Gas Holdings, Inc. ........... 588,445 44,798,318
Spire, Inc. ......................... 492,492 30,224,234
185,619,197
Ground Transportation — 0.5%
ArcBest Corp. ...................... 136,335 19,427,737
Covenant Logistics Group, Inc. , Class A ..... 78,030 3,617,471
FTAI Infrastructure, Inc. ................ 928,263 5,829,491
Heartland Express, Inc. ................ 433,720 5,178,617
Marten Transport Ltd. ................. 109,035 2,014,967
PAM Transportation Services, Inc.
(a) (b)
...... 52,954 858,384
RXO, Inc.
(a) (b)
....................... 144,617 3,162,774
Universal Logistics Holdings, Inc. ......... 63,070 2,325,391
Werner Enterprises, Inc. ............... 510,347 19,964,775
62,379,607
Health Care Equipment & Supplies — 1.4%
Accuray, Inc.
(a) (b)
..................... 73,792 182,266
Alphatec Holdings, Inc.
(a) (b)
.............. 504,256 6,953,690
AngioDynamics, Inc.
(a)
................ 354,421 2,080,451
Artivion, Inc.
(a)
...................... 310,611 6,572,529
AtriCure, Inc.
(a)
..................... 123,460 3,755,653
Avanos Medical, Inc.
(a)
................ 433,338 8,627,760
Butterfly Network, Inc. , Class A
(a) (b)
........ 1,370,027 1,479,629
ClearPoint Neuro, Inc.
(a) (b)
.............. 17,987 122,312
Cutera, Inc.
(a) (b)
..................... 149,905 220,360
CVRx, Inc.
(a) (b)
...................... 14,799 269,490
Embecta Corp. ..................... 486,128 6,450,918
Inari Medical, Inc.
(a)
.................. 35,556 1,705,977
Inogen, Inc.
(a) (b)
..................... 225,673 1,821,181
Integer Holdings Corp.
(a)
............... 311,775 36,377,907
LivaNova plc
(a)
...................... 477,324 26,701,505
Nano-X Imaging Ltd.
(a) (b)
............... 406,331 3,969,854
Neogen Corp.
(a) (b)
.................... 2,045,023 32,270,463
Nevro Corp.
(a) (b)
..................... 224,210 3,237,592
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Omnicell, Inc.
(a) (b)
.................... 213,956 $ 6,253,934
OraSure Technologies, Inc.
(a)
............ 668,809 4,113,175
Orthofix Medical, Inc.
(a)
................ 326,759 4,744,541
OrthoPediatrics Corp.
(a) (b)
............... 17,635 514,237
Pulse Biosciences, Inc.
(a) (b)
.............. 113,716 990,466
Varex Imaging Corp.
(a) (b)
............... 362,772 6,566,173
Vicarious Surgical, Inc. , Class A
(a)
......... 331,190 99,854
Zimvie, Inc.
(a)
....................... 242,779 4,003,426
170,085,343
Health Care Providers & Services — 1.1%
23andMe Holding Co. , Class A
(a) (b)
........ 2,828,878 1,504,963
Accolade, Inc.
(a) (b)
.................... 38,671 405,272
AdaptHealth Corp.
(a) (b)
................. 441,403 5,080,549
Addus HomeCare Corp.
(a)
.............. 77,025 7,959,764
Agiliti, Inc.
(a)
....................... 34,033 344,414
Aveanna Healthcare Holdings, Inc.
(a) (b)
...... 344,666 858,218
BrightSpring Health Services, Inc.
(a) (b)
...... 171,413 1,863,259
Brookdale Senior Living, Inc.
(a) (b)
.......... 1,752,942 11,586,947
CareMax, Inc.
(a) (b)
.................... 23,664 114,061
Castle Biosciences, Inc.
(a) (b)
............. 145,303 3,218,461
Community Health Systems, Inc.
(a)
........ 1,174,632 4,111,212
Cross Country Healthcare, Inc.
(a) (b)
........ 267,670 5,010,782
Enhabit, Inc.
(a) (b)
..................... 479,120 5,581,748
Fulgent Genetics, Inc.
(a) (b)
.............. 186,174 4,039,976
LifeStance Health Group, Inc.
(a) (b)
......... 444,394 2,741,911
National HealthCare Corp. .............. 117,510 11,105,870
NeoGenomics, Inc.
(a) (b)
................ 1,091,619 17,160,251
OPKO Health, Inc.
(a) (b)
................. 3,762,154 4,514,585
Owens & Minor, Inc.
(a)
................. 701,911 19,449,954
Patterson Cos., Inc. .................. 612,773 16,943,173
Pediatrix Medical Group, Inc.
(a) (b)
.......... 789,732 7,921,012
PetIQ, Inc. , Class A
(a) (b)
................ 40,179 734,472
Surgery Partners, Inc.
(a) (b)
.............. 65,293 1,947,690
134,198,544
Health Care REITs — 0.8%
CareTrust REIT, Inc. .................. 1,027,713 25,045,366
Community Healthcare Trust, Inc. ......... 87,696 2,328,329
Diversified Healthcare Trust ............. 2,233,984 5,495,601
Global Medical REIT, Inc. .............. 579,187 5,067,886
LTC Properties, Inc. .................. 386,853 12,576,591
National Health Investors, Inc. ........... 356,042 22,370,119
Sabra Health Care REIT, Inc. ............ 2,187,203 32,304,988
105,188,880
Health Care Technology — 0.1%
American Well Corp. , Class A
(a)
.......... 2,359,437 1,912,796
Definitive Healthcare Corp. , Class A
(a) (b)
..... 301,315 2,431,612
Health Catalyst, Inc.
(a)
................. 244,528 1,841,296
HealthStream, Inc. ................... 130,605 3,481,929
Multiplan Corp. , Class A
(a) (b)
............. 3,613,340 2,931,142
Sharecare, Inc. , Class A
(a) (b)
............. 2,770,774 2,126,569
TruBridge, Inc.
(a) (b)
................... 132,892 1,225,264
15,950,608
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc. ............. 2,039,119 33,400,769
Braemar Hotels & Resorts, Inc. .......... 640,052 1,280,104
Chatham Lodging Trust ................ 458,556 4,636,001
DiamondRock Hospitality Co. ............ 2,002,191 19,241,056
Pebblebrook Hotel Trust
(b)
.............. 1,126,051 17,352,446
RLJ Lodging Trust ................... 1,467,230 17,342,659
Service Properties Trust ............... 1,550,639 10,513,332
Summit Hotel Properties, Inc. ............ 980,428 6,382,586
Sunstone Hotel Investors, Inc. ........... 1,937,410 21,582,747

2024
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
50
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotel & Resort REITs (continued)
Xenia Hotels & Resorts, Inc. ............ 1,000,687 $ 15,020,312
146,752,012
Hotels, Restaurants & Leisure — 0.9%
Bally's Corp.
(a) (b)
..................... 130,821 1,823,645
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
..... 6,557 1,243,732
BJ's Restaurants, Inc.
(a) (b)
.............. 79,832 2,888,322
Bowlero Corp. , Class A
(b)
............... 26,287 360,132
Brinker International, Inc.
(a) (b)
............ 35,553 1,766,273
Carrols Restaurant Group, Inc. ........... 329,948 3,137,805
Century Casinos, Inc.
(a) (b)
............... 44,356 140,165
Chuy's Holdings, Inc.
(a) (b)
............... 28,483 960,732
Denny's Corp.
(a)
..................... 94,217 844,184
Dine Brands Global, Inc. ............... 16,204 753,162
El Pollo Loco Holdings, Inc.
(a)
............ 263,999 2,571,350
Everi Holdings, Inc.
(a)
................. 285,961 2,873,908
First Watch Restaurant Group, Inc.
(a) (b)
...... 117,626 2,895,952
Full House Resorts, Inc.
(a)
.............. 33,465 186,400
Krispy Kreme, Inc. ................... 563,294 8,581,784
Life Time Group Holdings, Inc.
(a) (b)
......... 295,392 4,584,484
Light & Wonder, Inc. , Class A
(a)
........... 451,821 46,126,406
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 297,844 2,778,885
Mondee Holdings, Inc. , Class A
(a) (b)
........ 67,632 156,230
Papa John's International, Inc. ........... 68,528 4,563,965
Red Rock Resorts, Inc. , Class A .......... 206,504 12,353,069
Sabre Corp.
(a) (b)
..................... 2,322,845 5,621,285
Six Flags Entertainment Corp.
(a) (b)
......... 143,067 3,765,523
Sweetgreen, Inc. , Class A
(a) (b)
............ 182,348 4,606,110
United Parks & Resorts, Inc.
(a) (b)
.......... 18,965 1,066,023
Xponential Fitness, Inc. , Class A
(a)
........ 32,279 533,895
117,183,421
Household Durables — 3.6%
Beazer Homes USA, Inc.
(a)
............. 276,427 9,066,806
Century Communities, Inc. ............. 267,438 25,807,767
Dream Finders Homes, Inc. , Class A
(a) (b)
..... 135,889 5,942,426
Ethan Allen Interiors, Inc. .............. 213,235 7,371,534
GoPro, Inc. , Class A
(a)
................. 1,197,438 2,670,287
Green Brick Partners, Inc.
(a)
............. 163,657 9,857,061
Helen of Troy Ltd.
(a) (b)
................. 223,622 25,770,199
Hooker Furnishings Corp. .............. 99,280 2,383,713
Hovnanian Enterprises, Inc. , Class A
(a) (b)
.... 45,966 7,213,904
iRobot Corp.
(a) (b)
..................... 26,167 229,223
KB Home ......................... 644,055 45,650,618
Landsea Homes Corp.
(a)
............... 191,464 2,781,972
La-Z-Boy, Inc.
(b)
..................... 408,436 15,365,362
Legacy Housing Corp.
(a) (b)
.............. 99,351 2,138,033
LGI Homes, Inc.
(a) (b)
.................. 179,216 20,855,366
M/I Homes, Inc.
(a)
.................... 253,362 34,530,707
MDC Holdings, Inc. .................. 563,725 35,463,940
Meritage Homes Corp. ................ 343,289 60,233,488
Purple Innovation, Inc.
(b)
............... 495,076 861,432
Skyline Champion Corp.
(a)
.............. 223,191 18,973,467
Snap One Holdings Corp.
(a)
............. 168,677 1,453,996
Taylor Morrison Home Corp.
(a) (b)
.......... 975,179 60,626,878
Traeger, Inc.
(a) (b)
..................... 342,242 865,872
TRI Pointe Homes, Inc.
(a)
............... 903,042 34,911,604
United Homes Group, Inc. , Class A
(a) (b)
...... 43,323 302,828
Vizio Holding Corp. , Class A
(a) (b)
.......... 76,567 837,643
VOXX International Corp. , Class A
(a) (b)
...... 108,585 886,054
Worthington Enterprises, Inc. ............ 290,643 18,086,714
451,138,894
Household Products — 0.2%
Central Garden & Pet Co.
(a) (b)
............ 92,389 3,957,021
Central Garden & Pet Co. , Class A, NVS
(a)
... 483,387 17,846,648
Security
Shares
Shares Value
Household Products (continued)
Oil-Dri Corp. of America ............... 33,856 $ 2,524,303
24,327,972
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc. , Class A
(a) (b)
............ 598,644 2,861,518
Ormat Technologies, Inc. ............... 181,266 11,997,997
Sunnova Energy International, Inc.
(a) (b)
...... 515,716 3,161,339
18,020,854
Industrial REITs — 0.9%
Innovative Industrial Properties, Inc. ....... 263,582 27,291,280
LXP Industrial Trust .................. 2,730,400 24,628,208
Plymouth Industrial REIT, Inc. ........... 422,335 9,502,537
Terreno Realty Corp. ................. 793,029 52,657,126
114,079,151
Insurance — 2.6%
Ambac Financial Group, Inc.
(a) (b)
.......... 421,925 6,594,688
American Coastal Insurance Corp.
(a) (b)
...... 178,063 1,903,493
American Equity Investment Life Holding Co.
(a)
743,473 41,798,052
AMERISAFE, Inc. ................... 92,271 4,629,236
CNO Financial Group, Inc. .............. 1,064,170 29,243,392
Donegal Group, Inc. , Class A ............ 142,063 2,008,771
eHealth, Inc.
(a)
...................... 186,760 1,126,163
Employers Holdings, Inc. ............... 242,544 11,009,072
Enstar Group Ltd.
(a)
.................. 112,877 35,077,657
F&G Annuities & Life, Inc. .............. 161,239 6,538,241
Fidelis Insurance Holdings Ltd.
(b)
......... 435,511 8,483,754
Genworth Financial, Inc. , Class A
(a)
........ 4,225,364 27,169,091
GoHealth, Inc. , Class A
(a)
............... 42,767 449,481
Greenlight Capital Re Ltd. , Class A
(a)
....... 250,106 3,118,822
Hamilton Insurance Group Ltd. , Class B
(a)
... 117,718 1,639,812
Hippo Holdings, Inc.
(a) (b)
................ 103,008 1,881,956
Horace Mann Educators Corp. ........... 374,234 13,842,916
Investors Title Co. ................... 9,695 1,582,127
James River Group Holdings Ltd. ......... 353,410 3,286,713
Lemonade, Inc.
(a) (b)
................... 400,250 6,568,102
Maiden Holdings Ltd.
(a) (b)
............... 869,282 1,955,884
MBIA, Inc.
(a)
....................... 427,084 2,887,088
Mercury General Corp. ................ 253,294 13,069,970
National Western Life Group, Inc. , Class A
(b)
.. 21,480 10,567,301
NI Holdings, Inc.
(a)
................... 73,860 1,118,979
Oscar Health, Inc. , Class A
(a)
............ 1,401,025 20,833,242
ProAssurance Corp.
(a)
................. 482,287 6,202,211
Safety Insurance Group, Inc. ............ 132,412 10,882,942
Selectquote, Inc.
(a)
................... 1,350,603 2,701,206
SiriusPoint Ltd.
(a)
.................... 612,398 7,783,579
Skyward Specialty Insurance Group, Inc.
(a) (b)
.. 204,710 7,658,201
Stewart Information Services Corp. ........ 241,214 15,693,383
Tiptree, Inc. ....................... 166,076 2,869,793
United Fire Group, Inc. ................ 196,398 4,275,584
Universal Insurance Holdings, Inc. ........ 181,697 3,692,083
320,142,985
Interactive Media & Services — 0.4%
(a)
Bumble, Inc. , Class A ................. 954,098 10,829,012
DHI Group, Inc.
(b)
.................... 401,147 1,022,925
Eventbrite, Inc. , Class A
(b)
.............. 70,805 388,011
EverQuote, Inc. , Class A ............... 16,663 309,265
fuboTV, Inc.
(b)
...................... 2,668,397 4,216,067
MediaAlpha, Inc. , Class A .............. 40,772 830,526
Nextdoor Holdings, Inc. , Class A
(b)
........ 587,398 1,321,646
Outbrain, Inc. ...................... 371,209 1,466,276
System1, Inc. , Class A ................ 336,577 659,691
TrueCar, Inc. ....................... 863,016 2,925,624
Vimeo, Inc. ........................ 1,257,276 5,142,259

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Interactive Media & Services (continued)
Ziff Davis, Inc.
(b)
..................... 331,585 $ 20,903,118
50,014,420
IT Services — 0.2%
Brightcove, Inc.
(a)
.................... 411,880 799,047
Fastly, Inc. , Class A
(a) (b)
................ 186,655 2,420,915
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 106,667 1,310,937
Hackett Group, Inc. (The) .............. 13,723 333,469
Information Services Group, Inc. .......... 146,418 591,529
Rackspace Technology, Inc.
(a) (b)
.......... 614,304 970,600
Squarespace, Inc. , Class A
(a) (b)
........... 369,942 13,480,687
Tucows, Inc. , Class A
(a) (b)
............... 54,756 1,016,271
Unisys Corp.
(a) (b)
..................... 626,593 3,076,572
24,000,027
Leisure Products — 0.5%
AMMO, Inc.
(a) (b)
..................... 865,815 2,380,991
Clarus Corp. ....................... 249,270 1,682,572
Escalade, Inc. ...................... 84,104 1,156,430
Funko, Inc. , Class A
(a) (b)
................ 116,192 725,038
JAKKS Pacific, Inc.
(a)
................. 70,620 1,744,314
Johnson Outdoors, Inc. , Class A .......... 50,907 2,347,322
Latham Group, Inc.
(a)
................. 360,301 1,426,792
Malibu Boats, Inc. , Class A
(a)
............ 72,892 3,154,766
Smith & Wesson Brands, Inc. ............ 430,410 7,471,918
Solo Brands, Inc. , Class A
(a) (b)
............ 54,375 117,994
Sturm Ruger & Co., Inc. ............... 11,368 524,633
Topgolf Callaway Brands Corp.
(a) (b)
........ 1,357,812 21,955,820
Vista Outdoor, Inc.
(a) (b)
................. 543,634 17,820,323
62,508,913
Life Sciences Tools & Services — 0.2%
(a)
Adaptive Biotechnologies Corp.
(b)
......... 288,045 924,624
BioLife Solutions, Inc. ................. 29,964 555,832
Codexis, Inc. ....................... 564,414 1,969,805
CryoPort, Inc.
(b)
..................... 56,715 1,003,855
MaxCyte, Inc.
(b)
..................... 760,476 3,186,394
Nautilus Biotechnology, Inc. ............. 454,133 1,335,151
OmniAb, Inc.
(b)
...................... 876,892 4,752,755
OmniAb, Inc., 12.50 Earnout Shares , NVS
(c)
.. 52,020 1
OmniAb, Inc., 15.00 Earnout Shares , NVS
(c)
.. 52,020 1
Pacific Biosciences of California, Inc.
(b)
..... 1,069,633 4,011,124
Quanterix Corp.
(b)
.................... 284,283 6,697,707
Quantum-Si, Inc. , Class A
(b)
............. 940,534 1,852,852
Seer, Inc. , Class A ................... 559,634 1,063,305
27,353,406
Machinery — 2.6%
3D Systems Corp.
(a) (b)
................. 1,211,783 5,380,316
Albany International Corp. , Class A ........ 36,451 3,408,533
Astec Industries, Inc. ................. 215,104 9,402,196
Barnes Group, Inc. ................... 460,726 17,115,971
Blue Bird Corp.
(a)
.................... 243,284 9,327,509
Chart Industries, Inc.
(a) (b)
............... 156,515 25,781,151
Columbus McKinnon Corp. ............. 262,236 11,703,593
Commercial Vehicle Group, Inc.
(a)
......... 267,079 1,717,318
Desktop Metal, Inc. , Class A
(a) (b)
.......... 2,728,685 2,401,243
Enpro, Inc. ........................ 196,764 33,207,860
ESCO Technologies, Inc. .............. 100,316 10,738,828
Gencor Industries, Inc.
(a)
............... 94,919 1,584,198
Gorman-Rupp Co. (The) ............... 163,509 6,466,781
Greenbrier Cos., Inc. (The) ............. 288,881 15,050,700
Hillman Solutions Corp.
(a) (b)
............. 1,830,266 19,474,030
Hyliion Holdings Corp. , Class A
(a) (b)
........ 1,409,850 2,481,336
Kennametal, Inc. .................... 759,934 18,952,754
Luxfer Holdings plc .................. 256,346 2,658,308
Security
Shares
Shares Value
Machinery (continued)
Manitowoc Co., Inc. (The)
(a)
............. 331,360 $ 4,685,430
Mayville Engineering Co., Inc.
(a) (b)
......... 89,529 1,282,951
Microvast Holdings, Inc.
(a) (b)
............. 2,127,257 1,780,514
Miller Industries, Inc. ................. 97,437 4,881,594
Mueller Industries, Inc. ................ 596,894 32,190,493
Nikola Corp.
(a) (b)
..................... 6,937,817 7,215,330
Park-Ohio Holdings Corp. .............. 80,692 2,152,863
Proto Labs, Inc.
(a)
.................... 244,179 8,729,399
REV Group, Inc. .................... 300,381 6,635,416
SPX Technologies, Inc.
(a)
............... 72,547 8,932,712
Standex International Corp. ............. 20,905 3,809,309
Tennant Co. ....................... 82,327 10,011,786
Terex Corp. ........................ 263,195 16,949,758
Titan International, Inc.
(a) (b)
.............. 482,573 6,012,860
Trinity Industries, Inc. ................. 624,203 17,384,053
329,507,093
Marine Transportation — 0.6%
Costamare, Inc. ..................... 437,938 4,970,596
Eagle Bulk Shipping, Inc. .............. 87,394 5,459,503
Genco Shipping & Trading Ltd. ........... 398,662 8,104,799
Golden Ocean Group Ltd. .............. 1,160,651 15,042,037
Himalaya Shipping Ltd. ................ 218,707 1,686,231
Matson, Inc. ....................... 324,460 36,469,304
Pangaea Logistics Solutions Ltd. ......... 342,598 2,387,908
Safe Bulkers, Inc. ................... 622,125 3,085,740
77,206,118
Media — 1.0%
Advantage Solutions, Inc. , Class A
(a) (b)
...... 817,852 3,541,299
AMC Networks, Inc. , Class A
(a)
........... 293,660 3,562,096
Boston Omaha Corp. , Class A
(a) (b)
......... 203,905 3,152,371
Cardlytics, Inc.
(a) (b)
................... 345,805 5,010,714
Clear Channel Outdoor Holdings, Inc.
(a) (b)
.... 3,558,514 5,871,548
Daily Journal Corp.
(a) (b)
................ 10,413 3,765,445
Emerald Holding, Inc.
(a) (b)
............... 152,299 1,037,156
EW Scripps Co. (The) , Class A, NVS
(a)
..... 295,721 1,162,184
Gannett Co., Inc.
(a) (b)
.................. 1,364,910 3,330,380
Gray Television, Inc. .................. 755,486 4,774,671
iHeartMedia, Inc. , Class A
(a) (b)
............ 997,838 2,085,481
John Wiley & Sons, Inc. , Class A ......... 339,628 12,950,016
Magnite, Inc.
(a) (b)
..................... 729,745 7,844,759
PubMatic, Inc. , Class A
(a)
............... 322,446 7,648,419
Scholastic Corp. , NVS ................ 243,032 9,164,737
Sinclair, Inc. , Class A ................. 269,042 3,623,996
Stagwell, Inc. , Class A
(a) (b)
.............. 781,031 4,858,013
TEGNA, Inc. ....................... 1,864,672 27,858,200
Thryv Holdings, Inc.
(a)
................. 292,112 6,493,650
Urban One, Inc. , Class A
(a)
.............. 89,607 241,939
Urban One, Inc. , Class D, NVS
(a)
......... 86,408 176,272
WideOpenWest, Inc.
(a)
................ 478,898 1,733,611
119,886,957
Metals & Mining — 2.4%
5E Advanced Materials, Inc.
(a) (b)
.......... 88,325 118,356
Alpha Metallurgical Resources, Inc. ....... 101,142 33,495,196
Arch Resources, Inc. , Class A ........... 169,343 27,228,661
Caledonia Mining Corp. plc ............. 146,590 1,622,751
Carpenter Technology Corp. ............ 460,381 32,880,411
Coeur Mining, Inc.
(a) (b)
................. 3,370,334 12,706,159
Commercial Metals Co. ................ 1,101,922 64,759,956
Constellium SE , Class A
(a) (b)
............. 461,205 10,197,243
Contango ORE, Inc.
(a) (b)
................ 33,613 667,218
Dakota Gold Corp.
(a) (b)
................. 144,598 342,697
Haynes International, Inc. .............. 117,269 7,050,212
Hecla Mining Co.
(b)
................... 4,548,612 21,878,824

2024
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
52
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
i-80 Gold Corp.
(a) (b)
................... 1,693,960 $ 2,269,906
Kaiser Aluminum Corp. ................ 8,282 740,080
Metallus, Inc.
(a)
..................... 400,900 8,920,025
Olympic Steel, Inc. ................... 92,700 6,570,576
Piedmont Lithium, Inc.
(a) (b)
.............. 109,697 1,461,164
Radius Recycling, Inc. , Class A .......... 245,563 5,188,746
Ramaco Resources, Inc. , Class A ......... 209,532 3,528,519
Ramaco Resources, Inc. , Class B ......... 41,467 520,411
Ryerson Holding Corp. ................ 248,553 8,326,525
SunCoke Energy, Inc. ................. 785,218 8,849,407
Tredegar Corp. ..................... 257,674 1,680,034
Warrior Met Coal, Inc. ................. 486,463 29,528,304
Worthington Steel, Inc. ................ 291,810 10,461,389
300,992,770
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
AFC Gamma, Inc. ................... 156,475 1,937,160
Angel Oak Mortgage REIT, Inc. .......... 107,587 1,155,484
Apollo Commercial Real Estate Finance, Inc. . 1,337,184 14,896,230
Arbor Realty Trust, Inc.
(b)
............... 1,636,892 21,688,819
Ares Commercial Real Estate Corp. ....... 489,940 3,650,053
ARMOUR Residential REIT, Inc.
(b)
........ 458,945 9,073,343
Blackstone Mortgage Trust, Inc. , Class A .... 1,631,733 32,487,804
BrightSpire Capital, Inc. , Class A ......... 1,227,527 8,457,661
Chicago Atlantic Real Estate Finance, Inc. ... 151,687 2,392,104
Chimera Investment Corp. .............. 2,146,337 9,894,614
Claros Mortgage Trust, Inc. ............. 858,542 8,379,370
Dynex Capital, Inc. ................... 531,413 6,616,092
Ellington Financial, Inc. ................ 701,723 8,287,349
Franklin BSP Realty Trust, Inc. ........... 784,812 10,485,088
Granite Point Mortgage Trust, Inc. ........ 487,503 2,325,389
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
.................... 955,750 27,143,300
Invesco Mortgage Capital, Inc. ........... 461,907 4,471,260
KKR Real Estate Finance Trust, Inc. ....... 552,021 5,553,331
Ladder Capital Corp. , Class A ........... 1,084,225 12,067,424
MFA Financial, Inc. ................... 968,951 11,055,731
New York Mortgage Trust, Inc.
(b)
.......... 853,951 6,148,447
Nexpoint Real Estate Finance, Inc. ........ 83,530 1,199,491
Orchid Island Capital, Inc.
(b)
............. 482,889 4,312,199
PennyMac Mortgage Investment Trust ...... 825,089 12,112,307
Ready Capital Corp. .................. 1,532,311 13,989,999
Redwood Trust, Inc. .................. 1,230,063 7,835,501
TPG RE Finance Trust, Inc. ............. 658,255 5,081,729
Two Harbors Investment Corp. ........... 976,897 12,934,116
265,631,395
Multi-Utilities — 0.8%
Avista Corp. ....................... 730,068 25,566,981
Black Hills Corp. .................... 646,383 35,292,512
Northwestern Energy Group, Inc. ......... 582,844 29,684,245
Unitil Corp. ........................ 103,504 5,418,435
95,962,173
Office REITs — 1.3%
Brandywine Realty Trust ............... 1,621,804 7,784,659
City Office REIT, Inc. ................. 353,844 1,843,527
COPT Defense Properties .............. 1,065,765 25,759,540
Douglas Emmett, Inc. ................. 1,193,578 16,554,927
Easterly Government Properties, Inc. ...... 909,603 10,469,530
Equity Commonwealth
(a)
............... 960,795 18,139,810
Hudson Pacific Properties, Inc. ........... 1,296,209 8,360,548
JBG SMITH Properties ................ 892,251 14,320,629
Office Properties Income Trust ........... 460,303 939,018
Orion Office REIT, Inc. ................ 549,089 1,927,302
Paramount Group, Inc. ................ 1,754,103 8,226,743
Security
Shares
Shares Value
Office REITs (continued)
Peakstone Realty Trust , Class E ......... 340,292 $ 5,488,910
Piedmont Office Realty Trust, Inc. , Class A ... 1,178,233 8,282,978
Postal Realty Trust, Inc. , Class A ......... 181,974 2,605,868
SL Green Realty Corp. ................ 603,470 33,269,301
163,973,290
Oil, Gas & Consumable Fuels — 7.7%
Amplify Energy Corp.
(a)
................ 345,095 2,281,078
Ardmore Shipping Corp. ............... 388,930 6,386,231
Berry Corp. ........................ 727,655 5,857,623
California Resources Corp. ............. 655,819 36,135,627
Centrus Energy Corp. , Class A
(a) (b)
........ 115,775 4,808,136
Chord Energy Corp. .................. 395,055 70,414,603
Civitas Resources, Inc. ................ 761,965 57,840,763
Clean Energy Fuels Corp.
(a) (b)
............ 1,538,897 4,124,244
CNX Resources Corp.
(a) (b)
.............. 1,480,238 35,111,245
Comstock Resources, Inc. .............. 876,008 8,129,354
CONSOL Energy, Inc. ................. 287,564 24,086,361
Crescent Energy, Inc. , Class A ........... 441,956 5,259,276
CVR Energy, Inc. .................... 31,474 1,122,363
Delek US Holdings, Inc. ............... 602,820 18,530,687
DHT Holdings, Inc. ................... 1,273,402 14,644,123
Dorian LPG Ltd. ..................... 132,645 5,101,527
Encore Energy Corp.
(a) (b)
............... 1,527,442 6,690,196
Energy Fuels, Inc.
(a) (b)
................. 206,364 1,298,030
Equitrans Midstream Corp. ............. 2,916,366 36,425,411
Excelerate Energy, Inc. , Class A .......... 43,461 696,245
FLEX LNG Ltd. ..................... 85,421 2,172,256
FutureFuel Corp. .................... 244,672 1,969,610
Gevo, Inc.
(a) (b)
...................... 2,183,700 1,678,610
Golar LNG Ltd. ..................... 870,385 20,941,463
Granite Ridge Resources, Inc. ........... 324,597 2,109,881
Green Plains, Inc.
(a) (b)
................. 429,801 9,936,999
Gulfport Energy Corp.
(a)
............... 102,939 16,482,593
Hallador Energy Co.
(a)
................. 212,878 1,134,640
HighPeak Energy, Inc.
(b)
............... 18,050 284,649
International Seaways, Inc. ............. 381,212 20,280,478
Kinetik Holdings, Inc. , Class A ........... 305,662 12,186,744
Magnolia Oil & Gas Corp. , Class A ........ 106,076 2,752,672
Matador Resources Co. ............... 876,595 58,530,248
Murphy Oil Corp. .................... 1,375,610 62,865,377
NACCO Industries, Inc. , Class A .......... 38,602 1,165,780
Nordic American Tankers Ltd. ........... 1,926,625 7,552,370
Northern Oil & Gas, Inc. ............... 99,155 3,934,470
Overseas Shipholding Group, Inc. , Class A .. 533,498 3,414,387
Par Pacific Holdings, Inc.
(a)
............. 323,156 11,976,161
PBF Energy, Inc. , Class A .............. 1,038,523 59,787,769
Peabody Energy Corp. ................ 1,063,646 25,804,052
Permian Resources Corp. , Class A ........ 3,768,363 66,549,291
PrimeEnergy Resources Corp.
(a) (b)
......... 6,397 641,299
REX American Resources Corp.
(a)
........ 109,571 6,432,913
Ring Energy, Inc.
(a) (b)
.................. 1,126,161 2,207,276
SandRidge Energy, Inc. ............... 219,574 3,199,193
Scorpio Tankers, Inc. ................. 448,769 32,109,422
SFL Corp. Ltd. ...................... 1,066,256 14,053,254
SilverBow Resources, Inc.
(a)
............. 195,469 6,673,312
Sitio Royalties Corp. , Class A ............ 430,068 10,631,281
SM Energy Co. ..................... 1,090,870 54,379,869
Talos Energy, Inc.
(a) (b)
................. 1,308,282 18,224,368
Teekay Corp.
(a) (b)
.................... 578,548 4,211,829
Teekay Tankers Ltd. , Class A ............ 225,774 13,187,459
Tellurian, Inc.
(a) (b)
.................... 5,173,855 3,421,988
Uranium Energy Corp.
(a) (b)
.............. 3,617,884 24,420,717
VAALCO Energy, Inc. ................. 887,143 6,183,387
Vital Energy, Inc.
(a) (b)
.................. 220,954 11,608,923

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
53
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Vitesse Energy, Inc. .................. 236,097 $ 5,602,582
World Kinect Corp. ................... 566,306 14,978,794
970,621,489
Paper & Forest Products — 0.1%
(a)
Clearwater Paper Corp. ............... 154,921 6,774,695
Glatfelter Corp. ..................... 425,817 851,634
7,626,329
Passenger Airlines — 0.7%
Allegiant Travel Co. .................. 134,163 10,090,399
Blade Air Mobility, Inc. , Class A
(a) (b)
........ 561,333 1,599,799
Hawaiian Holdings, Inc.
(a) (b)
............. 481,600 6,419,728
JetBlue Airways Corp.
(a) (b)
.............. 3,166,150 23,492,833
Joby Aviation, Inc. , Class A
(a) (b)
........... 1,748,373 9,371,279
SkyWest, Inc.
(a)
..................... 381,648 26,364,244
Spirit Airlines, Inc.
(b)
.................. 1,042,027 5,043,411
Sun Country Airlines Holdings, Inc.
(a) (b)
...... 176,292 2,660,246
85,041,939
Personal Care Products — 0.7%
BellRing Brands, Inc.
(a)
................ 908,585 53,633,773
Edgewell Personal Care Co. ............ 467,580 18,067,291
Herbalife Ltd.
(a) (b)
.................... 244,553 2,457,758
Nature's Sunshine Products, Inc.
(a)
........ 125,868 2,614,278
Nu Skin Enterprises, Inc. , Class A ......... 472,647 6,536,708
Waldencast plc , Class A
(a) (b)
............. 269,013 1,748,584
85,058,392
Pharmaceuticals — 1.0%
Amneal Pharmaceuticals, Inc. , Class A
(a) (b)
... 1,149,190 6,964,091
ANI Pharmaceuticals, Inc.
(a)
............. 33,025 2,283,018
Arvinas, Inc.
(a)
...................... 25,254 1,042,485
Assertio Holdings, Inc.
(a) (b)
.............. 861,992 826,909
Atea Pharmaceuticals, Inc.
(a) (b)
........... 706,673 2,854,959
Biote Corp. , Class A
(a)
................. 74,612 432,750
Cara Therapeutics, Inc.
(a)
.............. 437,748 398,351
Citius Pharmaceuticals, Inc.
(a) (b)
.......... 1,136,950 1,020,185
CorMedix, Inc.
(a)
..................... 55,140 233,794
Edgewise Therapeutics, Inc.
(a) (b)
.......... 541,439 9,875,847
Enliven Therapeutics, Inc.
(a) (b)
............ 219,652 3,863,679
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 160,199 3,311,313
Ikena Oncology, Inc.
(a) (b)
............... 285,890 405,964
Innoviva, Inc.
(a) (b)
.................... 494,098 7,530,054
Ligand Pharmaceuticals, Inc.
(a)
........... 133,794 9,780,341
Liquidia Corp.
(a) (b)
.................... 144,007 2,124,103
Longboard Pharmaceuticals, Inc.
(a)
........ 152,883 3,302,273
Neumora Therapeutics, Inc.
(a) (b)
.......... 74,658 1,026,547
NGM Biopharmaceuticals, Inc.
(a)
.......... 418,306 665,107
Nuvation Bio, Inc. , Class A
(a)
............ 1,363,622 4,963,584
Omeros Corp.
(a) (b)
.................... 329,497 1,136,765
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 226,624 2,406,747
Phibro Animal Health Corp. , Class A ....... 143,444 1,854,731
Prestige Consumer Healthcare, Inc.
(a)
...... 467,651 33,932,757
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 6,061,469 )
(a) (b) (d)
.................. 578,384 872,117
Taro Pharmaceutical Industries Ltd.
(a)
...... 78,410 3,319,879
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 275,042 9,997,777
Terns Pharmaceuticals, Inc.
(a)
............ 131,039 859,616
Theravance Biopharma, Inc.
(a) (b)
.......... 457,321 4,102,169
Third Harmonic Bio, Inc.
(a)
.............. 176,455 1,665,735
Trevi Therapeutics, Inc.
(a)
.............. 393,720 1,358,334
WaVe Life Sciences Ltd.
(a)
.............. 687,240 4,240,271
Zevra Therapeutics, Inc.
(a) (b)
............. 334,583 1,940,581
130,592,833
Security
Shares
Shares Value
Professional Services — 1.3%
Alight, Inc. , Class A
(a) (b)
................ 3,900,455 $ 38,419,482
ASGN, Inc.
(a) (b)
...................... 320,358 33,560,704
Asure Software, Inc.
(a) (b)
................ 176,596 1,373,917
Barrett Business Services, Inc. ........... 4,649 589,121
BlackSky Technology, Inc. , Class A
(a) (b)
...... 1,113,397 1,514,220
Conduent, Inc.
(a) (b)
................... 1,612,568 5,450,480
First Advantage Corp. ................. 454,557 7,372,915
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 461,668 614,018
Heidrick & Struggles International, Inc. ..... 188,187 6,334,374
HireRight Holdings Corp.
(a)
............. 125,418 1,789,715
Kelly Services, Inc. , Class A, NVS ........ 295,988 7,411,540
Korn Ferry ........................ 492,474 32,385,090
Mistras Group, Inc.
(a)
................. 201,255 1,923,998
NV5 Global, Inc.
(a) (b)
.................. 12,042 1,180,236
Planet Labs PBC , Class A
(a) (b)
............ 172,348 439,487
Resources Connection, Inc. ............. 309,487 4,072,849
Skillsoft Corp.
(a) (b)
.................... 43,860 394,740
Sterling Check Corp.
(a) (b)
............... 268,672 4,320,246
TrueBlue, Inc.
(a)
..................... 287,739 3,602,492
Willdan Group, Inc.
(a) (b)
................ 117,506 3,406,499
156,156,123
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(a)
......... 15,279 273,800
Anywhere Real Estate, Inc.
(a)
............ 925,706 5,720,863
Compass, Inc. , Class A
(a) (b)
............. 409,359 1,473,692
Cushman & Wakefield plc
(a) (b)
............ 1,208,358 12,639,425
DigitalBridge Group, Inc. , Class A
(b)
........ 1,044,621 20,129,847
Douglas Elliman, Inc.
(a)
................ 808,727 1,277,789
Forestar Group, Inc.
(a) (b)
................ 172,328 6,925,862
FRP Holdings, Inc.
(a)
.................. 60,027 3,685,658
Kennedy-Wilson Holdings, Inc. ........... 1,127,001 9,669,668
Marcus & Millichap, Inc. ............... 139,440 4,764,665
Newmark Group, Inc. , Class A ........... 1,287,281 14,275,946
Opendoor Technologies, Inc.
(a) (b)
.......... 5,045,697 15,288,462
RE/MAX Holdings, Inc. , Class A .......... 175,309 1,537,460
RMR Group, Inc. (The) , Class A .......... 50,761 1,218,264
Star Holdings
(a)
..................... 125,203 1,617,623
Stratus Properties, Inc.
(a)
............... 55,100 1,257,933
Tejon Ranch Co.
(a) (b)
.................. 184,223 2,838,876
Transcontinental Realty Investors, Inc.
(a)
.... 12,832 483,125
105,078,958
Residential REITs — 0.7%
Apartment Investment & Management Co. ,
Class A
(a)
....................... 1,362,965 11,162,683
BRT Apartments Corp. ................ 117,673 1,976,906
Centerspace ....................... 142,272 8,129,422
Clipper Realty, Inc. ................... 32,201 155,531
Elme Communities ................... 827,425 11,517,756
Independence Realty Trust, Inc. .......... 2,126,148 34,294,767
NexPoint Residential Trust, Inc. .......... 152,925 4,922,656
UMH Properties, Inc. ................. 474,756 7,710,038
Veris Residential, Inc. ................. 745,227 11,334,903
91,204,662
Retail REITs — 2.0%
Acadia Realty Trust .................. 957,583 16,288,487
CBL & Associates Properties, Inc. ......... 65,653 1,504,110
Getty Realty Corp. ................... 449,410 12,291,363
InvenTrust Properties Corp. ............. 644,128 16,560,531
Kite Realty Group Trust ................ 2,047,437 44,388,434
Macerich Co. (The) .................. 2,034,442 35,053,436
NETSTREIT Corp. ................... 649,700 11,934,989
Phillips Edison & Co., Inc. .............. 942,048 33,791,262
Retail Opportunity Investments Corp. ...... 1,167,913 14,972,645

2024
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
54
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Saul Centers, Inc. ................... 12,525 $ 482,087
SITE Centers Corp. .................. 1,810,728 26,527,165
Tanger, Inc. ........................ 527,643 15,581,298
Urban Edge Properties ................ 1,095,355 18,916,781
Whitestone REIT .................... 456,123 5,724,344
254,016,932
Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc. , Class A
(a) (b)
.......... 385,946 11,246,466
Alpha & Omega Semiconductor Ltd.
(a)
...... 217,680 4,797,667
Ambarella, Inc.
(a)
.................... 141,338 7,175,730
Amkor Technology, Inc. ................ 1,058,646 34,130,747
Atomera, Inc.
(a) (b)
.................... 52,896 325,839
CEVA, Inc.
(a)
....................... 27,763 630,498
Cohu, Inc.
(a)
....................... 438,943 14,629,970
Diodes, Inc.
(a) (b)
..................... 91,981 6,484,661
Ichor Holdings Ltd.
(a) (b)
................. 270,584 10,449,954
indie Semiconductor, Inc. , Class A
(a) (b)
...... 91,303 646,425
Kulicke & Soffa Industries, Inc. ........... 153,821 7,738,735
Maxeon Solar Technologies Ltd.
(a) (b)
........ 91,262 303,902
Navitas Semiconductor Corp.
(a) (b)
......... 894,218 4,265,420
NVE Corp. ........................ 4,892 441,161
Onto Innovation, Inc.
(a) (b)
............... 65,742 11,904,561
Photronics, Inc.
(a) (b)
................... 573,851 16,251,460
Semtech Corp.
(a)
.................... 600,559 16,509,367
SMART Global Holdings, Inc.
(a)
........... 380,136 10,005,180
Synaptics, Inc.
(a) (b)
................... 340,596 33,228,546
Ultra Clean Holdings, Inc.
(a)
............. 417,548 19,182,155
Veeco Instruments, Inc.
(a)
.............. 475,704 16,730,510
227,078,954
Software — 1.1%
ACI Worldwide, Inc.
(a)
................. 142,123 4,719,905
Adeia, Inc. ........................ 136,239 1,487,730
American Software, Inc. , Class A ......... 66,359 759,811
Aurora Innovation, Inc. , Class A
(a) (b)
........ 3,356,982 9,466,689
Bit Digital, Inc.
(a) (b)
.................... 706,278 2,027,018
C3.ai, Inc. , Class A
(a) (b)
................ 188,287 5,096,929
Cerence, Inc.
(a) (b)
.................... 391,527 6,166,550
Cipher Mining, Inc.
(a) (b)
................. 376,452 1,938,728
Cleanspark, Inc.
(a) (b)
.................. 1,589,503 33,713,359
CommVault Systems, Inc.
(a)
............. 24,423 2,477,225
Consensus Cloud Solutions, Inc.
(a)
........ 79,701 1,264,058
CS Disco, Inc.
(a) (b)
.................... 220,868 1,795,657
Digital Turbine, Inc.
(a) (b)
................ 678,016 1,776,402
E2open Parent Holdings, Inc. , Class A
(a) (b)
... 1,623,533 7,208,486
EverCommerce, Inc.
(a)
................ 48,311 455,090
LiveRamp Holdings, Inc.
(a)
.............. 608,278 20,985,591
Matterport, Inc. , Class A
(a)
.............. 2,391,033 5,403,735
MeridianLink, Inc.
(a) (b)
................. 75,132 1,404,968
Mitek Systems, Inc.
(a) (b)
................ 24,493 345,351
N-able, Inc.
(a)
....................... 65,392 854,673
NextNav, Inc.
(a) (b)
.................... 35,454 233,287
Olo, Inc. , Class A
(a)
................... 418,198 2,295,907
ON24, Inc. ........................ 277,272 1,979,722
OneSpan, Inc.
(a)
..................... 29,453 342,538
PROS Holdings, Inc.
(a) (b)
............... 118,757 4,314,442
Riot Platforms, Inc.
(a) (b)
................ 563,495 6,897,179
SolarWinds Corp.
(a)
.................. 487,278 6,149,448
Terawulf, Inc.
(a) (b)
.................... 1,480,374 3,893,384
Verint Systems, Inc.
(a)
................. 41,486 1,375,261
Xperi, Inc.
(a) (b)
...................... 407,685 4,916,681
141,745,804
Security
Shares
Shares Value
Specialized REITs — 0.8%
Farmland Partners, Inc. ............... 420,883 $ 4,671,801
Four Corners Property Trust, Inc. ......... 773,689 18,932,170
Gladstone Land Corp. ................ 307,860 4,106,853
Outfront Media, Inc. .................. 744,532 12,500,692
PotlatchDeltic Corp. .................. 746,918 35,120,084
Safehold, Inc.
(b)
..................... 460,547 9,487,268
Uniti Group, Inc. .................... 2,244,690 13,243,671
98,062,539
Specialty Retail — 3.5%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 238,936 2,587,677
Aaron's Co., Inc. (The) ................ 284,636 2,134,770
Abercrombie & Fitch Co. , Class A
(a)
........ 221,527 27,763,979
American Eagle Outfitters, Inc. ........... 1,332,647 34,368,966
America's Car-Mart, Inc.
(a) (b)
............. 55,096 3,518,982
Asbury Automotive Group, Inc.
(a) (b)
......... 194,616 45,886,560
BARK, Inc.
(a) (b)
...................... 1,235,794 1,532,385
Beyond, Inc.
(a) (b)
..................... 425,228 15,269,938
Big 5 Sporting Goods Corp.
(b)
............ 208,724 734,708
Build-A-Bear Workshop, Inc. ............ 25,456 760,371
Caleres, Inc. ....................... 320,782 13,161,685
Carvana Co. , Class A
(a) (b)
............... 543,651 47,792,359
Cato Corp. (The) , Class A .............. 157,281 907,511
Children's Place, Inc. (The)
(a) (b)
........... 114,612 1,322,622
Designer Brands, Inc. , Class A ........... 398,631 4,357,037
Destination XL Group, Inc.
(a) (b)
........... 512,838 1,846,217
Duluth Holdings, Inc. , Class B
(a) (b)
......... 118,546 580,875
EVgo, Inc. , Class A
(a) (b)
................ 852,981 2,140,982
Foot Locker, Inc. .................... 774,865 22,083,653
Genesco, Inc.
(a)
..................... 104,947 2,953,209
Group 1 Automotive, Inc.
(b)
.............. 128,510 37,554,477
GrowGeneration Corp.
(a) (b)
.............. 582,786 1,666,768
Guess?, Inc. ....................... 238,206 7,496,343
Haverty Furniture Cos., Inc. ............. 136,060 4,642,367
Hibbett, Inc. ....................... 18,232 1,400,400
J Jill, Inc.
(a)
........................ 43,629 1,394,819
Lands' End, Inc.
(a)
................... 133,089 1,449,339
Lazydays Holdings, Inc.
(a) (b)
............. 79,474 320,280
Leslie's, Inc.
(a) (b)
..................... 1,533,647 9,968,706
MarineMax, Inc.
(a)
.................... 204,389 6,797,978
Monro, Inc.
(b)
....................... 280,209 8,837,792
National Vision Holdings, Inc.
(a)
.......... 679,911 15,066,828
ODP Corp. (The)
(a)
................... 300,785 15,956,644
OneWater Marine, Inc. , Class A
(a) (b)
........ 107,663 3,030,713
PetMed Express, Inc. ................. 196,283 940,196
Rent the Runway, Inc. , Class A
(a) (b)
........ 413,522 142,831
Sally Beauty Holdings, Inc.
(a)
............ 60,645 753,211
Shoe Carnival, Inc. ................... 172,851 6,333,261
Signet Jewelers Ltd. .................. 411,440 41,172,801
Sleep Number Corp.
(a) (b)
............... 95,646 1,533,205
Sonic Automotive, Inc. , Class A .......... 138,369 7,878,731
Sportsman's Warehouse Holdings, Inc.
(a) (b)
... 352,347 1,095,799
Stitch Fix, Inc. , Class A
(a) (b)
.............. 423,860 1,118,990
ThredUp, Inc. , Class A
(a) (b)
.............. 563,213 1,126,426
Tile Shop Holdings, Inc.
(a)
.............. 260,959 1,834,542
Tilly's, Inc. , Class A
(a) (b)
................ 200,851 1,365,787
Upbound Group, Inc. ................. 30,458 1,072,426
Urban Outfitters, Inc.
(a)
................ 398,343 17,296,053
Winmark Corp. ..................... 26,620 9,628,454
Zumiez, Inc.
(a)
...................... 152,512 2,316,657
442,897,310
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. , Class A
(a) (b)
.......... 15,555 112,463
Eastman Kodak Co.
(a) (b)
................ 559,324 2,768,654

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
55
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Immersion Corp. .................... 289,829 $ 2,167,921
Intevac, Inc.
(a)
...................... 233,184 895,426
IonQ, Inc.
(a) (b)
....................... 1,302,255 13,009,527
Turtle Beach Corp.
(a) (b)
................. 156,905 2,705,042
Xerox Holdings Corp. ................. 1,103,552 19,753,581
41,412,614
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc. , Class A
(a) (b)
............... 952,977 661,461
Figs, Inc. , Class A
(a) (b)
................. 133,517 664,915
Fossil Group, Inc.
(a) (b)
................. 461,355 470,582
G-III Apparel Group Ltd.
(a) (b)
............. 388,024 11,256,576
Hanesbrands, Inc.
(a)
.................. 1,114,723 6,465,394
Movado Group, Inc. .................. 142,417 3,977,707
Oxford Industries, Inc. ................ 34,174 3,841,158
Rocky Brands, Inc. ................... 61,164 1,659,379
Vera Bradley, Inc.
(a)
.................. 233,877 1,590,364
Wolverine World Wide, Inc. ............. 70,954 795,394
31,382,930
Tobacco — 0.2%
Universal Corp. ..................... 227,899 11,786,936
Vector Group Ltd. ................... 1,125,453 12,334,965
24,121,901
Trading Companies & Distributors — 2.1%
Beacon Roofing Supply, Inc.
(a)
........... 532,921 52,236,917
BlueLinx Holdings, Inc.
(a)
............... 79,821 10,395,887
Boise Cascade Co. .................. 373,852 57,337,681
Distribution Solutions Group, Inc.
(a) (b)
....... 8,936 317,049
DNOW, Inc.
(a)
...................... 1,002,186 15,233,227
DXP Enterprises, Inc.
(a)
................ 123,863 6,655,159
EVI Industries, Inc. ................... 7,218 179,728
GATX Corp. ....................... 311,083 41,694,455
Global Industrial Co. .................. 25,578 1,145,383
GMS, Inc.
(a)
........................ 259,129 25,223,617
Hudson Technologies, Inc.
(a)
............ 342,328 3,769,031
MRC Global, Inc.
(a)
................... 522,916 6,573,054
Rush Enterprises, Inc. , Class A .......... 569,097 30,458,071
Rush Enterprises, Inc. , Class B .......... 86,892 4,630,475
Titan Machinery, Inc.
(a) (b)
............... 191,871 4,760,320
Willis Lease Finance Corp.
(a) (b)
........... 26,107 1,295,429
Xometry, Inc. , Class A
(a) (b)
.............. 285,209 4,817,180
266,722,663
Water Utilities — 0.3%
Artesian Resources Corp. , Class A, NVS .... 22,689 841,989
California Water Service Group .......... 368,545 17,129,972
Consolidated Water Co. Ltd. ............ 100,233 2,937,829
SJW Group ........................ 297,801 16,852,558
37,762,348
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
...................... 559,386 4,911,409
Spok Holdings, Inc. .................. 168,154 2,682,056
Telephone & Data Systems, Inc. .......... 933,725 14,958,275
Tingo Group, Inc.
(a) (b)
.................. 1,124,977 28,799
22,580,539
Total Common Stocks — 99 .7%
(Cost: $ 12,592,339,218 ) ............................ 12,499,483,877
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(c)
Contra Aduro Biotech I, CVR ............ 19,180 $ 9,590
Contra Chinook Therape, CVR .......... 381,225 167,739
177,329
Total Rights — 0 .0%
(Cost: $ 148,678 ) ................................. 177,329
Warrants
Oil, Gas & Consumable Fuels — 0 .0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/24 , Strike Price USD 116.37 ) ...... 42,563 1,512,689
Chord Energy Corp. (Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 ) ..... 21,281 547,347
Total Warrants — 0 .0%
(Cost: $ 5,241,813 ) ............................... 2,060,036
Total Long-Term Investments — 99.7%
(Cost: $ 12,597,729,709 ) ............................ 12,501,721,242
Short-Term Securities
Money Market Funds — 7.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(g)
.................. 933,774,468 934,241,356
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 25,050,880 25,050,880
Total Short-Term Securities — 7 .6%
(Cost: $ 958,738,545 ) .............................. 959,292,236
Total Investments — 107 .3%
(Cost: $ 13,556,468,254 ) ............................ 13,461,013,478
Liabilities in Excess of Other Assets — (7.3) % ............. (919,170,030)
Net Assets — 100.0% ...............................
$ 12,541,843,448
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $872,117, representing less than 0.05% of its net assets as of period end, and an original cost of $6,061,469.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
ishares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
56
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,029,227,065 $ — $ (95,116,030)
(a)
$ 67,838 $ 62,483 $ 934,241,356 933,774,468 $ 12,304,835
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 35,812,559 — (10,761,679)
(a)
— — 25,050,880 25,050,880 1,381,428 —
$ 67,838 $ 62,483 $ 959,292,236 $ 13,686,263 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 349 06/21/24 $ 37,446 $ 856,703
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 856,703 $ — $ — $ — $ 856,703
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 4,171,200 $ — $ — $ — $ 4,171,200
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 101,732 $ — $ — $ — $ 101,732

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2000 Value ETF
Schedules of Investments
57
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 45,865,109
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,498,611,758 $ 872,117 $ 2 $ 12,499,483,877
Rights ................................................ — — 177,329 177,329
Warrants .............................................. 2,060,036 — — 2,060,036
Short-Term Securities
Money Market Funds ...................................... 959,292,236 — — 959,292,236
$ 13,459,964,030 $ 872,117 $ 177,331 $ 13,461,013,478
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 856,703 $ — $ — $ 856,703
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2024
2024
iShares Annual Report to Shareholders
58
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 65,284,651,229 $ 11,608,829,898 $ 12,501,721,242
Investments, at value — affiliated
(c)
............................................................ 7,207,124,297 1,798,551,331 959,292,236
Cash ............................................................................... 83,403,700 24,098,286 3,989,981
Cash pledged:
Futures contracts ...................................................................... 12,660,000 2,954,000 2,521,000
Receivables: – – –
Investment s sold ...................................................................... 52,476,054 — 20,216,962
Securities lending income — affiliated ........................................................ 6,144,326 1,458,555 895,468
Capital shares sold ..................................................................... 51,192,692 — —
Dividends — unaffiliated ................................................................. 62,683,231 3,572,201 20,370,090
Dividends — affiliated ................................................................... 603,669 105,472 121,935
Total a ssets ...........................................................................
72,760,939,198 13,439,569,743 13,509,128,914
LIABILITIES
Collateral on securities loaned ............................................................... 7,031,414,194 1,749,012,695 933,761,822
Payables: – – –
Investments purchased .................................................................. 179,905,418 32,283,926 30,300,712
Capital shares redeemed ................................................................. 44,362,177 210,379 772,691
Investment advisory fees ................................................................. 10,139,237 2,302,606 2,449,896
Variation margin on futures contracts ......................................................... 172 257 345
Total li abilities ..........................................................................
7,265,821,198 1,783,809,863 967,285,466
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 65,495,118,000 $ 11,655,759,880 $ 12,541,843,448
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 100,892,792,148 $ 14,362,987,386 $ 14,802,927,320
Accumulated loss ....................................................................... (35,397,674,148) (2,707,227,506) (2,261,083,872)
NET ASSETS ..........................................................................
$ 65,495,118,000 $ 11,655,759,880 $ 12,541,843,448
NET ASSET VALUE
Shares outstanding ......................................................................
311,050,000 43,000,000 78,850,000
Net asset value .........................................................................
$ 210.56 $ 271.06 $ 159.06
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated ..................................................... $ 82,421,392,825 $ 10,924,119,706 $ 12,597,729,709
(b)
  Securities loaned, at value .......................................................... $ 6,795,384,207 $ 1,679,849,772 $ 896,105,922
(c)
  Investments, at cost — affiliated ....................................................... $ 7,202,951,640 $ 1,797,551,063 $ 958,738,545

Statements of Operations
Year Ended March 31, 2024
59
Financial Statements
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 786,894,026 $ 68,144,650 $ 233,402,672
Dividends — affiliated ................................................................... 6,049,084 1,078,612 1,381,428
Interest — unaffiliated ................................................................... 826,371 122,958 185,877
Securities lending income — affiliated — net ................................................... 79,472,855 18,675,116 12,304,835
Foreign taxes withheld .................................................................. (1,259,473) (118,363) (378,782)
Total investment income ...................................................................
871,982,863 87,902,973 246,896,030
EXPENSES
Investment advisory .................................................................... 105,958,858 23,851,622 26,908,511
Interest expense ...................................................................... 96,590 801 332
Total expenses .........................................................................
106,055,448 23,852,423 26,908,843
Net investment income ....................................................................
765,927,415 64,050,550 219,987,187
REALIZED AND UNREALIZED GAIN (LOSS) $ 9,609,014,153 $ 1,916,275,117 $ 1,744,921,128
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. (3,416,866,040) (495,017,274) (504,139,646)
Investments — affiliated ............................................................... 6,402 46,578 67,838
Foreign currency transactions ........................................................... 4,230 1,359 —
Futures contracts .................................................................... 6,339,994 4,958,423 4,171,200
In-kind redemptions — unaffiliated
(a)
....................................................... 6,419,486,227 692,391,188 488,101,146
3,008,970,813 202,380,274 (11,799,462)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. 6,598,979,909 1,713,120,695 1,756,556,377
Investments — affiliated ............................................................... 1,003,885 231,188 62,483
Futures contracts .................................................................... 59,545 542,960 101,732
6,600,043,339 1,713,894,843 1,756,720,592
Net realized and unrealized gain .............................................................
9,609,014,152 1,916,275,117 1,744,921,130
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................
$ 10,374,941,567 $ 1,980,325,667 $ 1,964,908,317
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2024
iShares Annual Report to Shareholders
60
See notes to financial statements.
iShares Russell 2000 ETF iShares Russell 2000 Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 765,927,415 $ 785,729,779 $ 64,050,550 $ 76,608,260
Net realized gain (loss) ............................................ 3,008,970,813 (1,592,131,820) 202,380,274 (1,078,230,843)
Net change in unrealized appreciation (depreciation) ........................ 6,600,043,339 (6,402,013,183) 1,713,894,843 (65,525,691)
Net increase (decrease) in net assets resulting from operations ...................
10,374,941,567 (7,208,415,224) 1,980,325,667 (1,067,148,274)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(780,867,167) (820,928,177) (73,193,238) (78,266,196)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
6,192,468,565 (4,215,356,230) 370,405,257 (307,182,293)
NET ASSETS
Total increase (decrease) in net assets ................................... 15,786,542,965 (12,244,699,631) 2,277,537,686 (1,452,596,763)
Beginning of year ..................................................
49,708,575,035 61,953,274,666 9,378,222,194 10,830,818,957
End of year ......................................................
$ 65,495,118,000 $ 49,708,575,035 $ 11,655,759,880 $ 9,378,222,194
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
61
Financial Statements
See notes to financial statements.
iShares Russell 2000 Value ETF
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 219,987,187 $ 243,336,335
Net realized gain (loss) .............................................................................. (11,799,462) 482,054,675
Net change in unrealized appreciation (depreciation) .......................................................... 1,756,720,592 (2,530,831,492)
Net increase (decrease) in net assets resulting from operations .....................................................
1,964,908,317 (1,805,440,482)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(238,570,923) (262,828,957)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(630,024,534) (1,144,200,441)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 1,096,312,860 (3,212,469,880)
Beginning of year ....................................................................................
11,445,530,588 14,658,000,468
End of year ........................................................................................
$ 12,541,843,448 $ 11,445,530,588
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
62
See notes to financial statements.
iShares Russell 2000 ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ................................
$ 178.62  $ 205.42  $ 220.43  $ 114.62  $ 153.10
Net investment income
(a)
.......................................
2 .58  2 .67  1 .97  1 .73  1 .83
Net realized and unrealized gain (loss)
(b)
.............................
31.95  (26.65) (14.89) 106.10  (38.22)
Net increase (decrease) from investment operations ...................... 34.53  (23.98) (12.92) 107.83  (36.39)
Distributions from net investment income
(c)
.......................... (2.59) (2.82) (2.09) (2.02) (2.09)
Net asset value, end of year ..................................... $ 210.56  $ 178.62  $ 205.42  $ 220.43  $ 114.62
Total Return
(d)
— — — — —
Based on net asset value ........................................ 19.51% (11.63)% (5.92)% 94.67% (24.04)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ..........................................
1.38% 1.47% 0.90% 1.01% 1.19%
Supplemental Data
Net assets, end of year (000) ...................................... $ 65,495,118  $ 49,708,575  $ 61,953,275  $ 69,303,587  $ 32,602,673
Portfolio turnover rate
(f)
.......................................... 17% 18% 23% 20% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
See notes to financial statements.
iShares Russell 2000 Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ................................
$ 227.08  $ 256.05  $ 300.18  $ 158.74  $ 196.60
Net investment income
(a)
.......................................
1 .52  1 .80  0 .67  1 .02  1 .32
Net realized and unrealized gain (loss)
(b)
.............................
44.19  (28.92) (43.86) 141.60  (37.65)
Net increase (decrease) from investment operations ...................... 45.71  (27.12) (43.19) 142.62  (36.33)
Distributions from net investment income
(c)
.......................... (1.73) (1.85) (0.94) (1.18) (1.53)
Net asset value, end of year ..................................... $ 271.06  $ 227.08  $ 256.05  $ 300.18  $ 158.74
Total Return
(d)
— — — — —
Based on net asset value ........................................ 20.23% (10.55)% (14.42)% 90.06% (18.61)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.24% 0.24% 0.23% 0.24% 0.24%
Net investment income ..........................................
0.64% 0.80% 0.23% 0.42% 0.66%
Supplemental Data
Net assets, end of year (000) ...................................... $ 11,655,760  $ 9,378,222  $ 10,830,819  $ 12,082,282  $ 6,936,895
Portfolio turnover rate
(f)
.......................................... 34% 35% 40% 35% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
64
See notes to financial statements.
iShares Russell 2000 Value ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .................................
$ 137.24  $ 161.43  $ 159.14  $ 82.34  $ 119.84
Net investment income
(a)
........................................
2 .78  2 .89  2 .26  1 .84  2 .07
Net realized and unrealized gain (loss)
(b)
..............................
22.07  (23.96) 2.61  77.01  (37.17)
Net increase (decrease) from investment operations ....................... 24.85  (21.07) 4.87  78.85  (35.10)
Distributions from net investment income
(c)
........................... (3.03) (3.12) (2.58) (2.05) (2.40)
Net asset value, end of year ...................................... $ 159.06  $ 137.24  $ 161.43  $ 159.14  $ 82.34
Total Return
(d)
— — — — —
Based on net asset value ......................................... 18.35% (13.04)% 3.07% 96.79% (29.79)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.24% 0.24% 0.23% 0.24% 0.24%
Net investment income ...........................................
1.95% 1.99% 1.39% 1.57% 1.74%
Supplemental Data
Net assets, end of year (000) ....................................... $ 12,541,843  $ 11,445,531  $ 14,658,000  $ 16,319,316  $ 6,607,533
Portfolio turnover rate
(f)
........................................... 29% 32% 35% 28% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
65
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Russell 2000 ........................................................................................................ Diversified
Russell 2000 Growth .................................................................................................. Diversified
Russell 2000 Value ................................................................................................... Diversified

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
66
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Notes to Financial Statements
(continued)
67
Notes to Financial Statements
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000
Barclays Bank plc ...................................... $ 536,781,027 $ (536,781,027) $ – $ –
Barclays Capital, Inc. ................................... 92,408,449 (92,408,449) – –
BMO Capital Markets Corp. ............................... 2,389,053 (2,365,894) – 23,159
(b)
BNP Paribas SA ....................................... 827,961,599 (827,961,599) – –
BofA Securities, Inc. .................................... 501,767,859 (501,767,859) – –
Citadel Clearing LLC .................................... 32,046,322 (32,046,322) – –
Citigroup Global Markets, Inc. .............................. 127,524,011 (127,524,011) – –
Credit Suisse Securities (USA) LLC .......................... 2,451,165 (2,451,165) – –
Deutsche Bank Securities, Inc. ............................. 2,468,123 (2,468,123) – –
Goldman Sachs & Co. LLC ............................... 835,250,255 (835,250,255) – –
HSBC Bank plc ....................................... 118,935,561 (118,935,561) – –
ING Financial Markets LLC ............................... 1,457,879 (1,457,879) – –
J.P. Morgan Securities LLC ............................... 1,324,092,522 (1,324,092,522) – –
Jefferies LLC ......................................... 60,022,758 (60,022,758) – –
Morgan Stanley ....................................... 871,617,539 (871,617,539) – –
National Financial Services LLC ............................ 294,750,857 (294,750,857) – –
Natixis SA ........................................... 39,370,832 (39,370,832) – –
Nomura Securities International, Inc. ......................... 4,293,386 (4,293,386) – –
Pershing LLC ......................................... 136,750 (136,294) – 456
(b)
RBC Capital Markets LLC ................................ 185,301,579 (185,301,579) – –
Scotia Capital (USA), Inc. ................................ 206,185,676 (206,185,676) – –
SG Americas Securities LLC .............................. 7,626,576 (7,626,576) – –
State Street Bank & Trust Co. .............................. 117,169,177 (117,169,177) – –
Toronto-Dominion Bank (The) .............................. 182,797,838 (182,797,838) – –
UBS AG ............................................ 197,745,063 (197,745,063) – –
UBS Securities LLC .................................... 1,881,092 (1,881,092) – –
Virtu Americas LLC ..................................... 21,541,955 (21,541,955) – –
Wells Fargo Bank NA ................................... 128,608,524 (128,608,524) – –
Wells Fargo Securities LLC ............................... 70,800,780 (70,800,780) – –
$ 6,795,384,207 $ (6,795,360,592) $ – $ 23,615
Russell 2000 Growth
Barclays Bank plc ...................................... $ 163,942,441 $ (163,942,441) $ – $ –
Barclays Capital, Inc. ................................... 14,165,316 (14,165,316) – –
BMO Capital Markets Corp. ............................... 49,101 (49,101) – –
BNP Paribas SA ....................................... 195,138,191 (195,138,191) – –
BofA Securities, Inc. .................................... 204,009,659 (204,009,659) – –
Citadel Clearing LLC .................................... 10,669,782 (10,669,782) – –
Citigroup Global Markets, Inc. .............................. 22,176,922 (22,176,922) – –
Credit Suisse Securities (USA) LLC .......................... 7,612,972 (7,612,972) – –

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
68
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000 Growth (continued)
Goldman Sachs & Co. LLC ............................... 282,146,893 (282,146,893) – –
HSBC Bank plc ....................................... 16,007,994 (16,007,994) – –
ING Financial Markets LLC ............................... 92,850 (92,850) – –
J.P. Morgan Securities LLC ............................... 287,846,569 (287,846,569) – –
Jefferies LLC ......................................... 10,412,391 (10,412,391) – –
Morgan Stanley ....................................... 143,964,543 (143,964,543) – –
National Financial Services LLC ............................ 40,709,761 (40,709,761) – –
Natixis SA ........................................... 23,019,487 (23,019,487) – –
Nomura Securities International, Inc. ......................... 82,018 (82,018) – –
RBC Capital Markets LLC ................................ 17,225,473 (17,225,473) – –
Scotia Capital (USA), Inc. ................................ 7,170,715 (7,170,715) – –
SG Americas Securities LLC .............................. 8,288,856 (8,288,856) – –
State Street Bank & Trust Co. .............................. 91,506,682 (91,506,682) – –
Toronto-Dominion Bank (The) .............................. 70,635,401 (70,635,401) – –
UBS AG ............................................ 33,953,671 (33,953,671) – –
UBS Securities LLC .................................... 355,374 (355,374) – –
Virtu Americas LLC ..................................... 3,438,060 (3,438,060) – –
Wells Fargo Bank NA ................................... 16,786,137 (16,786,137) – –
Wells Fargo Securities LLC ............................... 8,442,513 (8,442,513) – –
$ 1,679,849,772 $ (1,679,849,772) $ – $ –
Russell 2000 Value
Barclays Bank plc ...................................... $ 83,170,477 $ (83,170,477) $ – $ –
Barclays Capital, Inc. ................................... 7,736,261 (7,736,261) – –
BMO Capital Markets Corp. ............................... 131,399 (131,399) – –
BNP Paribas SA ....................................... 99,246,947 (99,246,947) – –
BofA Securities, Inc. .................................... 43,371,881 (43,371,881) – –
Citadel Clearing LLC .................................... 12,669,320 (12,669,320) – –
Citigroup Global Markets, Inc. .............................. 25,547,683 (25,547,683) – –
Deutsche Bank Securities, Inc. ............................. 211,050 (204,856) – 6,194
(b)
Goldman Sachs & Co. LLC ............................... 121,229,126 (121,229,126) – –
HSBC Bank plc ....................................... 7,128,601 (7,128,601) – –
ING Financial Markets LLC ............................... 629,802 (629,802) – –
J.P. Morgan Securities LLC ............................... 184,909,311 (184,909,311) – –
Jefferies LLC ......................................... 8,550,819 (8,550,819) – –
Morgan Stanley ....................................... 105,431,981 (105,431,981) – –
National Financial Services LLC ............................ 28,793,801 (28,793,801) – –
Natixis SA ........................................... 7,842,790 (7,842,790) – –
Nomura Securities International, Inc. ......................... 5,583,810 (5,583,810) – –
RBC Capital Markets LLC ................................ 43,587,855 (43,587,855) – –
Scotia Capital (USA), Inc. ................................ 24,787,444 (24,787,444) – –
SG Americas Securities LLC .............................. 2,528,542 (2,528,542) – –
State Street Bank & Trust Co. .............................. 4,685,465 (4,685,465) – –
Toronto-Dominion Bank (The) .............................. 29,041,631 (29,041,631) – –
UBS AG ............................................ 15,701,918 (15,701,918) – –
Virtu Americas LLC ..................................... 1,551,792 (1,551,792) – –
Wells Fargo Bank NA ................................... 23,370,539 (23,370,539) – –
Wells Fargo Securities LLC ............................... 8,665,677 (8,665,677) – –
$ 896,105,922 $ (896,099,728) $ – $ 6,194
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2000%
Over $46 billion, up to and including $81 billion .............................................................................. 0.1900
Over $81 billion, up to and including $111 billion ............................................................................. 0.1805
Over $111 billion, up to and including $141 billion ............................................................................ 0.1715
Over $141 billion, up to and including $171 billion ............................................................................ 0.1630
Over $171 billion .................................................................................................. 0.1548
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2500%
Over $46 billion, up to and including $81 billion .............................................................................. 0.2375
Over $81 billion, up to and including $111 billion ............................................................................. 0.2257
Over $111 billion, up to and including $141 billion ............................................................................ 0.2144
Over $141 billion, up to and including $171 billion ............................................................................ 0.2037
Over $171 billion .................................................................................................. 0.1935

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
70
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended March 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
iShares ETF Amounts
Russell 2000 ............................................................................................................ $ 21,328,115
Russell 2000 Growth ...................................................................................................... 5,020,793
Russell 2000 Value ....................................................................................................... 3,273,882
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 2000 ......................................................................... $ 899,048,143 $ 1,729,739,649 $ (100,519,029)
Russell 2000 Growth ................................................................... 1,381,851,021 1,819,965,798 (480,507,931)
Russell 2000 Value .................................................................... 1,259,312,490 1,471,955,832 (38,711,812)
iShares ETF Purchases Sales
Russell 2000 ......................................................................................... $ 9,792,682,512 $ 9,432,707,134
Russell 2000 Growth ................................................................................... 3,438,239,962 3,449,719,312
Russell 2000 Value .................................................................................... 3,241,394,354 3,246,634,881
iShares ETF
In-kind
Purchases
In-kind
Sales
Russell 2000 ......................................................................................... $ 85,911,925,230 $ 80,035,478,830
Russell 2000 Growth ................................................................................... 3,149,268,909 2,784,993,991
Russell 2000 Value .................................................................................... 2,308,719,193 2,877,543,711
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Russell 2000 .............................................................................. $ 6,391,953,160 $ (6,391,953,160)
Russell 2000 Growth ........................................................................ 691,664,587 (691,664,587)
Russell 2000 Value ......................................................................... 471,834,248 (471,834,248)
—

Notes to Financial Statements
(continued)
71
Notes to Financial Statements
The tax character of distributions paid was as follows:
;
As of March 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
Russell 2000
Ordinary income ........................................................................................... $ 780,867,167 $ 820,928,177
Russell 2000 Growth
Ordinary income ........................................................................................... $ 73,193,238 $ 78,266,196
Russell 2000 Value
Ordinary income ........................................................................................... $ 238,570,923 $ 262,828,957
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Russell 2000 .......................................................... $ 42,782,329 $ (17,278,597,264) $ (18,161,859,213) $ (35,397,674,148)
Russell 2000 Growth .................................................... 22,150,225 (3,253,512,827) 524,135,096 (2,707,227,506)
Russell 2000 Value ..................................................... — (2,021,038,790) (240,045,082) (2,261,083,872)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 2000 .................................................... $ 90,653,634,738 $ 4,771,319,392 $ (22,933,178,604) $ (18,161,859,212)
Russell 2000 Growth ............................................... 12,883,246,133 2,481,452,109 (1,957,317,013) 524,135,096
Russell 2000 Value ................................................ 13,701,058,560 2,091,088,363 (2,331,133,445) (240,045,082)

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
72
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Russell 2000
Shares sold 487,900,000 $ 90,794,325,281 417,700,000 $ 75,423,168,543
Shares redeemed (455,150,000) (84,601,856,716) (441,000,000) (79,638,524,773)
32,750,000 $ 6,192,468,565 (23,300,000) $ (4,215,356,230)
Russell 2000 Growth
Shares sold 13,700,000 $ 3,194,892,181 15,500,000 $ 3,389,592,867
Shares redeemed (12,000,000) (2,824,486,924) (16,500,000) (3,696,775,160)
1,700,000 $ 370,405,257 (1,000,000) $ (307,182,293)
Russell 2000 Value
Shares sold 17,950,000 $ 2,558,416,540 16,250,000 $ 2,354,853,734
Shares redeemed (22,500,000) (3,188,441,074) (23,650,000) (3,499,054,175)
(4,550,000) $ (630,024,534) (7,400,000) $ (1,144,200,441)

Notes to Financial Statements
(continued)
73
Notes to Financial Statements
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2024
iShares Annual Report to Shareholders
74
To the Board of Trustees of
iShares Trust and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March 31,
2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended
March 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Russell 2000 ETF
iShares Russell 2000 Growth ETF
iShares Russell 2000 Value ETF

Important Tax Information
(unaudited)
75
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Russell 2000 ...................................................................................................... $ 538,726,307
Russell 2000 Growth ................................................................................................ 54,657,329
Russell 2000 Value ................................................................................................. 162,150,785
iShares ETF
Qualified Business
Income
Russell 2000 ...................................................................................................... $ 126,306,005
Russell 2000 Growth ................................................................................................ 3,918,496
Russell 2000 Value ................................................................................................. 47,148,514
iShares ETF
Dividends-Received
Deduction
Russell 2000 ...................................................................................................... 63.59%
Russell 2000 Growth ................................................................................................ 55.06
Russell 2000 Value ................................................................................................. 65.94

Statement Regarding Liquidity Risk Management Program
(unaudited)
2024
iShares Annual Report To Shareholders
76
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Russell 2000 ETF, iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF (the “Funds” or
“ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
77
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Russell 2000
ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock's independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock's independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year. BlackRock bases its proportionality approach on a combination of factors that it is entitled to take into account based on relevant guidelines.
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 2000
(a)
........................ $ 2.403839 $ — $ 0.189717 $ 2.593556 93% — % 7% 100%
Russell 2000 Growth
(a)
.................. 1.472852 — 0.256209 1.729061 85 — 15 100
Russell 2000 Value
(a)
................... 2.648188 — 0.385542 3.033730 87 — 13 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Supplemental Information
(unaudited) (continued)
2024
iShares Annual Report to Shareholders
78
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2023 was USD 5.43m. This figure is comprised of fixed remuneration of USD 0.74m and variable remuneration of USD 4.68m. There was a total of 8 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2023, to its senior management was
USD 3.66m, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company or its funds was USD 1.77m.
Disclosures Under the EU Sustainable Finance Disclosure Regulation
The iShares Russell 2000 ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Trustee and Officer Information
(unaudited)
79
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 404 funds as of March 31, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron
Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL
United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and
BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania
(since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund
(since 2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Stephen
Cohen
(b)
(1975)
Trustee (since
2024).
Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc. (since
2024); Senior Managing Director, Head of Europe, Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in EMEA of BlackRock,
Inc. (2017-2021); Global Head of Fixed Income Indexing of BlackRock, Inc. (2016-
2017); Chief Investment Strategist for International Fixed Income and iShares of
BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
2024
iShares Annual Report to Shareholders
80
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Director of WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of
Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-
2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan
(1980)
President (since
2024).
Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc. (2019-2022);
Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds,
BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of
BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020- 2021); Head of Developed Markets
Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco
Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as a Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as a Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as a Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as a Trustee of the Trust.
Independent Trustees
(continued)

General Information
81
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2024
iShares Annual Report to Shareholders
82
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-316-0324
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

MARCH 31, 2024
2024 Annual Report
iShares Trust
iShares Micro-Cap ETF | IWC | NYSE Arca
iShares Russell 2500 ETF | SMMD | Cboe BZX
iShares Russell Mid-Cap ETF | IWR | NYSE Arca
iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended March 31, 2024. Higher interest rates helped to rein in inflation, and the Consumer Price Index decelerated substantially while remaining above pre-pandemic levels. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war has had a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks’
advance was slower but still robust. Meanwhile, international developed market equities also gained strongly, while emerging market stocks advanced at a more modest pace.
The 10-year U.S. Treasury yield rose during the reporting period, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, higher yields drove positive returns overall for 10-
year U.S. Treasuries and solid gains in shorter-duration U.S. Treasuries. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates twice during the 12-month period, but paused its tightening after its July meeting. The Fed also continued to reduce its balance sheet by not replacing some of the securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for rapid interest rate cuts, as reflected in the ongoing rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of March 31, 2024
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
23.48% 29.88%
U.S. small cap equities
(Russell 2000
®
Index)
19.94 19.71
International equities
(MSCI Europe, Australasia,
Far East Index)
16.81 15.32
Emerging market equities
(MSCI Emerging Markets
Index)
10.42 8.15
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.68 5.24
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
4.88 (2.44)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
5.99 1.70
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.48 3.13
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
8.73 11.15
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview
2024
iShares Annual Report To Shareholders
4
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended  March 31, 2024 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 29.29% . The economy showed notable resilience even as interest rates rose, and analysts’ optimism about the economy’s trajectory improved. Meanwhile, inflation decelerated notably, enabling a pause in monetary policy tightening and providing a supportive backdrop for equities.
The U.S. economy grew at a robust pace in 2023 despite concerns about the impact of higher interest rates on growth. The U.S. consumer helped to power the expansion, as consumer spending continued to grow in both nominal and real (inflation-adjusted) terms. A strong labor market bolstered consumer spending, as employers continued to add jobs, and average hourly wages increased notably. Consumer spending was also supported by higher asset values, as both home prices and strong equity performance increased household net worth. Government spending also stimulated the economy, as the federal deficit increased amid rising expenditures, while state and local governments also boosted spending to fill personnel vacancies.
Despite high spending and healthy household balance sheets, consumer sentiment remained below pre-pandemic levels, as elevated inflation and high interest rates weighed on consumers’ outlook. While inflation declined early in the reporting period - decreasing from 4.9% in April 2023 to 3% in June 2023 - it remained stubbornly persistent thereafter, fluctuating between 3% and 4%, above the pre-pandemic average. While improved supply chains eased goods inflation, the tight labor market kept labor costs near record highs, and growing services inflation was a significant driver of inflation’s overall persistence.
To counteract inflation, the U.S. Federal Reserve (“Fed”) raised interest rates twice early in the reporting period, reaching the highest level since 2001. However, the Fed paused its interest rate increases thereafter as inflation edged down, keeping interest rates steady after its July 2023 meeting. The Fed also continued to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic. Projections released by the Fed late in the reporting period included several interest rate decreases later in 2024, as it forecast inflation would continue to moderate despite the robust economy.
The strong economy supported corporate profits, which grew substantially in the last three quarters of 2023. Despite higher input costs, companies were able to raise prices sufficiently to widen profit margins, as the U.S. consumer continued to spend. Firms increasingly kept assets in short-term investments that earned higher yields due to elevated interest rates. This helped to mitigate the negative impact of higher borrowing costs, which drove a rise in interest expense.
Innovations in computing also drove enthusiasm for equities, as new technologies drove hopes for economy-wide improvements in productivity.
Despite the strong economic conditions during the reporting period, analysts noted several areas of caution about potential disruptions to markets. Geopolitical tensions were high amid Russia’s ongoing invasion of Ukraine and fighting in Gaza following Hamas’ terrorist attack on Israel. Missile attacks on a major shipping lane in the Middle
East raised concerns about a wider conflict while disrupting some supply chains. While inflation declined during the reporting period, it remained more persistent than some analysts expected, raising concerns about the effect of continued inflation on the Fed’s interest rate policy.

Fund Summary
as of March 31, 2024
5
Fund Summary
iShares
®
Micro-Cap ETF
Investment Objective
The  iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell
MicroCap
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17 .36% 6 .67% 5 .83% 17 .36% 38 .10% 76 .18%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17 .39 6 .70 5 .84 17 .39 38 .30 76 .34
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17 .78 6 .90 5 .96 17 .78 39 .58 78 .36
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,213.40 $ 3.32 $ 1,000.00 $ 1,022.00 $ 3.03 0 .60%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
6
iShares
®
Micro-Cap ETF
Portfolio Management Commentary
Micro-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The healthcare sector was the largest contributor to the Index’s performance, driven by the biotechnology industry. Biotechnology stocks rebounded after a two-
year slowdown in investment and innovation, as new drug approvals by regulators rose sharply in 2023, while capital flows and investor sentiment improved early in 2024.
Because biotechnology companies require substantial up-front investments for development of new drugs and treatments, they are typically highly sensitive to borrowing costs and investor sentiment. A weaker environment for initial public offerings (“IPOs”) on stock markets constrained the industry, and many biotechnology companies cut costs and reduced payrolls. However, both IPOs and financing conditions improved at the beginning of 2024, as investors focused on companies with drugs that were further along in the development pipeline.
Mergers and acquisition activity bolstered gains in the biotechnology industry. News that a large pharmaceutical company agreed to purchase a developer of cancer treatments sent the target company’s stock price sharply higher. The maker of a therapy for ulcerative colitis was also acquired by a larger company, driving significant gains.
Promising test results for a drug that treats acromegaly further aided the industry.
The industrials sector was another significant contributor to the Index’s performance. Strong economic growth led to investor confidence that consumer demand would continue to expand, boosting earnings in the sector. Manufacturing output improved and suppliers’ delivery times shortened while moderating inflation reduced cost pressures.
The capital goods industry advanced, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 27 .1%
Financials ...................................... 19 .7
Industrials ...................................... 14 .3
Information Technology ............................. 11 .1
Consumer Discretionary ............................ 9 .4
Energy ........................................ 5 .9
Materials ...................................... 3 .7
Real Estate ..................................... 3 .4
Communication Services ............................ 2 .9
Consumer Staples ................................ 1 .7
Utilities ........................................ 0 .8
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Modine Manufacturing Co. ............................ 1 .2%
Cleanspark, Inc. .................................. 1 .0
Sterling Infrastructure, Inc. ............................ 0 .8
Crinetics Pharmaceuticals, Inc. ........................ 0 .7
Ideaya Biosciences, Inc. ............................. 0 .7
Uranium Energy Corp. .............................. 0 .6
Rhythm Pharmaceuticals, Inc. ......................... 0 .6
Avidity Biosciences, Inc. ............................. 0 .5
UFP Technologies, Inc. .............................. 0 .4
Photronics, Inc. ................................... 0 .4
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
7
Fund Summary
iShares
®
Russell 2500 ETF
Investment Objective
The  iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500
TM
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(SINCE INCEPTION AT NET ASSET VALUE)
The inception date of the Fund was July 6, 2017. The first day of secondary market trading was July 7, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21 .36% 9 .91% 9 .65% 21 .36% 60 .40% 85 .96%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21 .47 9 .96 9 .67 21 .47 60 .73 86 .21
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21 .43 9 .90 9 .66 21 .43 60 .33 86 .03
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,210.80 $ 0.39 $ 1,000.00 $ 1,024.65 $ 0.35 0 .07%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
8
iShares
®
Russell 2500 ETF
Portfolio Management Commentary
Mid- and small-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. The industrials sector was the largest contributor to the Index’s performance. Strong economic growth bolstered stocks in the sector, which is sensitive to overall conditions in the broader economy. This supportive backdrop led to investor confidence that demand would continue to expand, boosting earnings in the sector.
A key measure of confidence among purchasing managers in manufacturing rose to its highest level in nearly two years, as output improved and suppliers’ delivery times shortened. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of building products, machinery, manufacturing equipment, and tools.
The financials sector was another strong contributor to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. The financial services industry gained, as transaction and payment processing companies benefited from the expansion of consumer financing offerings into retail checkout and increased assets under management. The capital markets industry also advanced, as higher short-term interest rates drove increased interest income, bolstering the industry’s revenue.
As the U.S. economy continued to expand, consumers increased their spending at a robust pace, driving substantial gains in the consumer discretionary sector. Tight inventories, strong demand, and loosening monetary policy particularly benefited the homebuilding industry. An upscale home furnishings company drove gains in the specialty retail industry, as the company maintained high prices, leading to higher profits.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Investment Funds ................................ 42 .1%
Industrials ...................................... 13 .4
Financials ...................................... 9 .2
Consumer Discretionary ............................ 8 .6
Information Technology ............................. 6 .8
Health Care .................................... 5 .4
Real Estate ..................................... 4 .1
Materials ...................................... 3 .6
Energy ........................................ 2 .0
Consumer Staples ................................ 1 .8
Utilities ........................................ 1 .6
Communication Services ............................ 1 .4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Russell 2000 ETF ............................ 42 .1%
Vertiv Holdings Co. , Class A .......................... 0 .4
PulteGroup, Inc. .................................. 0 .4
Builders FirstSource, Inc. ............................ 0 .4
Vistra Corp. ..................................... 0 .4
Deckers Outdoor Corp. .............................. 0 .4
Hubbell, Inc. ..................................... 0 .4
Axon Enterprise, Inc. ............................... 0 .4
PTC, Inc. ....................................... 0 .3
Entegris, Inc. ..................................... 0 .3
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
9
Fund Summary
iShares
®
Russell Mid-Cap ETF
Investment Objective
The  iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the
Russell MidCap
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22 .16% 10 .93% 9 .78% 22 .16% 67 .95% 154 .24%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22 .02 10 .90 9 .77 22 .02 67 .75 153 .97
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22 .35 11 .10 9 .95 22 .35 69 .26 158 .13
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,224.20 $ 1.06 $ 1,000.00 $ 1,024.05 $ 0.96 0 .19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
10
iShares
®
Russell Mid-Cap ETF
Portfolio Management Commentary
Mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities.
The industrials sector was the largest contributor to the Index’s performance. Strong economic growth bolstered investor confidence that demand would continue to expand, boosting earnings in the sector. A key measure of confidence among purchasing managers in manufacturing rose to its highest level in nearly two years, as output improved and suppliers’ delivery times shortened. Moderating inflation also helped the sector by reducing cost pressures and allowing companies to maintain profitability. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
The financials sector was another strong contributor to the Index’s return, as interest rates rose to the highest levels in 22 years while the economy remained fundamentally healthy. The asset management and custody banking industry was the largest source of strength, gaining along with the wider market, which bolstered the value of the industry’s investments. Additionally, higher premiums, greater income from investments amid higher bond yields, and slowing inflation in claim costs benefited the property and casualty insurance industry.
The information technology sector also contributed to performance, led by the software industry. Robust sales of data analytics software boosted the industry, as strong demand raised revenue above analysts’ targets. The award of a nine-figure contract from the U.S. Army for tactical intelligence software increased optimism surrounding the industry. Artificial intelligence-enabled products also helped drive software sales higher.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 20 .5%
Financials ...................................... 16 .0
Information Technology ............................. 13 .1
Consumer Discretionary ............................ 10 .7
Health Care .................................... 9 .9
Real Estate ..................................... 7 .4
Materials ...................................... 5 .7
Utilities ........................................ 5 .1
Energy ........................................ 5 .0
Consumer Staples ................................ 3 .4
Communication Services ............................ 3 .2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Phillips 66 ....................................... 0 .6%
Parker-Hannifin Corp. ............................... 0 .6
Crowdstrike Holdings, Inc. , Class A ...................... 0 .6
Trane Technologies plc .............................. 0 .6
Amphenol Corp. , Class A ............................ 0 .6
KKR & Co., Inc. ................................... 0 .6
TransDigm Group, Inc. .............................. 0 .6
PACCAR, Inc. .................................... 0 .6
Marvell Technology, Inc. ............................. 0 .5
Cintas Corp. ..................................... 0 .5
(a)
Excludes money market funds.

Fund Summary
as of March 31, 2024
11
Fund Summary
iShares
®
Russell Mid-Cap Growth ETF
Investment Objective
The  iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell MidCap
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26 .02% 11 .59% 11 .13% 26 .02% 73 .05% 187 .21%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26 .04 11 .58 11 .13 26 .04 72 .98 187 .22
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26 .28 11 .82 11 .35 26 .28 74 .81 193 .08
Actual Hypothetical 5% Return
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(10/01/23)
Ending
Account Value
(03/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,252.90 $ 1.30 $ 1,000.00 $ 1,023.85 $ 1.16 0 .23%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of March 31, 2024 (continued)
2024
iShares Annual Report To Shareholders
12
iShares
®
Russell Mid-Cap Growth ETF
Portfolio Management Commentary
Growth-oriented mid-capitalization U.S. stocks advanced strongly for the reporting period, as receding inflation, shifting monetary policy, and robust U.S. economic growth supported equities. Growth stocks benefited from strong corporate earnings and the resilience of the U.S. economy in the face of higher interest rates.
The information technology sector was the largest contributor to the Index’s return, driven by gains in the software industry. Sales of cybersecurity software grew substantially, as continued attacks on corporate systems supported strong demand. Increased security breaches of data stored in the cloud made cybersecurity spending more resilient than other aspects of corporate technology budgets, benefiting software sales. Robust sales of data analytics software also boosted the industry, as revenue exceeded analysts’ targets. The award of a nine-figure contract from the U.S. Army for tactical intelligence software bolstered optimism surrounding the industry. Artificial intelligence-
enabled products also helped drive software sales higher.
The industrials sector was another significant contributor to the Index’s performance. Strong economic growth supported stocks in the sector, which is sensitive to overall conditions in the broader economy. The capital goods industry was the leading source of strength, as spending on factory construction increased following passage of federal legislation granting subsidies for certain types of production facilities. The surge in manufacturing construction benefited makers of machinery, manufacturing equipment, building products, and tools.
The consumer discretionary sector also contributed. As the U.S. economy continued to expand, consumers increased their spending at a robust pace, driving substantial gains. Despite rising interest rates and higher borrowing costs, spending remained resilient, as strong household balance sheets, higher wages, and elevated asset prices supported consumers. The restaurants industry advanced, as revenues from food delivery services grew, supported by strength in both restaurant and grocery delivery.
Portfolio Information
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 22 .4%
Industrials ...................................... 20 .1
Health Care .................................... 18 .3
Consumer Discretionary ............................ 13 .9
Financials ...................................... 11 .1
Communication Services ............................ 4 .2
Energy ........................................ 3 .8
Consumer Staples ................................ 2 .8
Real Estate ..................................... 1 .7
Materials ...................................... 1 .3
Utilities ........................................ 0 .4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Crowdstrike Holdings, Inc. , Class A ...................... 2 .0%
Apollo Global Management, Inc. ........................ 1 .7
Dexcom, Inc. ..................................... 1 .6
Cintas Corp. ..................................... 1 .6
Copart, Inc. ...................................... 1 .5
Ross Stores, Inc. .................................. 1 .3
WW Grainger, Inc. ................................. 1 .3
IDEXX Laboratories, Inc. ............................. 1 .3
Palantir Technologies, Inc. , Class A ...................... 1 .3
Ameriprise Financial, Inc. ............................ 1 .3
(a)
Excludes money market funds.

About Fund Performance
13
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, index returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, index returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
Micro-Cap ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AerSale Corp.
(a) (b)
.................... 74,231 $ 532,979
Archer Aviation, Inc. , Class A
(a) (b)
.......... 333,775 1,542,040
Astronics Corp.
(a) (b)
................... 60,751 1,156,699
Byrna Technologies, Inc.
(a) (b)
............. 38,109 530,858
Cadre Holdings, Inc. .................. 42,698 1,545,668
CPI Aerostructures, Inc.
(b)
.............. 22,387 52,386
Ducommun, Inc.
(b)
................... 29,415 1,508,989
Innovative Solutions and Support, Inc.
(b)
..... 32,095 234,935
National Presto Industries, Inc. ........... 11,307 947,527
Park Aerospace Corp. ................. 40,454 672,750
Redwire Corp.
(a) (b)
.................... 17,534 76,974
Terran Orbital Corp.
(a) (b)
................ 212,128 277,888
VirTra, Inc.
(b)
....................... 23,186 238,352
9,318,045
Air Freight & Logistics — 0.0%
(b)
Air T, Inc. ......................... 2,322 51,548
Radiant Logistics, Inc.
(a)
............... 78,280 424,278
475,826
Automobile Components — 1.6%
(b)
Cooper-Standard Holdings, Inc.
(a)
......... 36,701 607,769
Holley, Inc. ........................ 116,361 518,970
Modine Manufacturing Co.
(a)
............ 112,791 10,736,575
Motorcar Parts of America, Inc.
(a)
......... 41,703 335,292
Solid Power, Inc. , Class A
(a)
............. 340,944 692,116
Stoneridge, Inc. ..................... 58,179 1,072,821
Strattec Security Corp. ................ 8,539 202,631
Superior Industries International, Inc. ...... 46,536 134,954
Sypris Solutions, Inc.
(a)
................ 25,243 40,136
14,341,264
Automobiles — 0.0%
(b)
Envirotech Vehicles, Inc.
(a)
.............. 26,145 70,592
Volcon, Inc. ........................ 177 120
Workhorse Group, Inc.
(a)
............... 495,197 116,173
186,885
Banks — 13.4%
1895 Bancorp of Wisconsin, Inc.
(a) (b)
....... 12,365 84,329
ACNB Corp. ....................... 18,128 681,613
Affinity Bancshares, Inc.
(b)
.............. 10,156 168,082
Amalgamated Financial Corp. ........... 38,826 931,824
Amerant Bancorp, Inc. , Class A .......... 56,996 1,327,437
AmeriServ Financial, Inc. .............. 32,651 84,893
Ames National Corp.
(a)
................ 19,099 385,418
Arrow Financial Corp. ................. 32,420 811,148
Auburn National BanCorp, Inc. ........... 4,965 95,576
Bank First Corp. .................... 20,505 1,777,168
Bank of Marin Bancorp ................ 34,273 574,758
Bank of the James Financial Group, Inc. .... 8,132 84,248
Bank7 Corp. ....................... 8,254 232,763
BankFinancial Corp. .................. 23,574 247,527
Bankwell Financial Group, Inc. ........... 12,866 333,744
Bar Harbor Bankshares ............... 32,954 872,622
BayCom Corp. ..................... 23,978 494,187
Bayfirst Financial Corp. ................ 7,683 99,495
BCB Bancorp, Inc. ................... 32,758 342,321
Blue Foundry Bancorp
(b)
............... 47,897 448,316
Blue Ridge Bankshares, Inc. ............ 38,799 104,369
Bogota Financial Corp.
(a) (b)
.............. 9,876 69,922
Bridgewater Bancshares, Inc.
(b)
.......... 44,459 517,503
Broadway Financial Corp.
(b)
............. 10,261 56,538
Burke & Herbert Financial Services Corp.
(a)
.. 14,155 793,105
Business First Bancshares, Inc. .......... 52,581 1,171,505
Security
Shares
Shares Value
Banks (continued)
BV Financial, Inc. .................... 21,621 $ 223,345
Byline Bancorp, Inc. .................. 54,806 1,190,386
C&F Financial Corp. .................. 6,940 340,060
California Bancorp
(a) (b)
................. 17,067 375,474
Cambridge Bancorp .................. 16,668 1,136,091
Camden National Corp. ............... 31,423 1,053,299
Capital Bancorp, Inc. ................. 20,802 433,306
Capital City Bank Group, Inc. ............ 29,073 805,322
Carter Bankshares, Inc.
(b)
.............. 49,423 624,707
Catalyst Bancorp, Inc.
(a) (b)
.............. 9,831 116,497
CB Financial Services, Inc. ............. 10,023 216,697
Central Pacific Financial Corp. ........... 55,563 1,097,369
Central Plains Bancshares, Inc.
(b)
......... 8,143 83,221
Central Valley Community Bancorp ........ 22,121 439,987
CF Bankshares, Inc. .................. 8,743 174,598
CFSB Bancorp, Inc.
(b)
................. 5,307 39,166
Chemung Financial Corp. .............. 7,640 324,547
ChoiceOne Financial Services, Inc. ........ 15,444 422,393
Citizens & Northern Corp. .............. 32,978 619,327
Citizens Community Bancorp, Inc. ........ 21,635 262,865
Citizens Financial Services, Inc. .......... 8,379 412,247
Civista Bancshares, Inc. ............... 33,736 518,860
CNB Financial Corp. .................. 45,136 920,323
Coastal Financial Corp.
(a) (b)
............. 23,808 925,417
Codorus Valley Bancorp, Inc. ............ 20,323 462,551
Colony Bankcorp, Inc. ................ 36,072 414,828
Community Trust Bancorp, Inc. .......... 34,035 1,451,593
Community West Bancshares
(a)
.......... 15,809 244,723
ConnectOne Bancorp, Inc. ............. 80,468 1,569,126
CrossFirst Bankshares, Inc.
(a) (b)
.......... 99,176 1,372,596
Cullman Bancorp, Inc. ................ 11,507 114,495
Dime Community Bancshares, Inc. ........ 76,484 1,473,082
Eagle Bancorp Montana, Inc. ............ 16,082 206,493
ECB Bancorp, Inc.
(a) (b)
................. 17,901 232,355
Enterprise Bancorp, Inc. ............... 21,389 555,472
Equity Bancshares, Inc. , Class A ......... 32,135 1,104,480
Esquire Financial Holdings, Inc. .......... 15,206 721,829
ESSA Bancorp, Inc. .................. 18,544 338,057
Evans Bancorp, Inc. .................. 11,434 341,419
Farmers & Merchants Bancorp, Inc. ....... 27,649 616,296
Farmers National Banc Corp. ............ 79,916 1,067,678
Fidelity D&D Bancorp, Inc. .............. 10,172 492,630
Financial Institutions, Inc. .............. 33,588 632,126
Finward Bancorp .................... 8,426 207,280
Finwise Bancorp
(a) (b)
.................. 21,575 216,829
First Bancorp, Inc. (The) ............... 21,579 531,707
First Bancshares, Inc. (The) ............. 67,429 1,749,783
First Bank ......................... 45,105 619,743
First Business Financial Services, Inc. ...... 17,177 644,137
First Capital, Inc. .................... 7,026 203,754
First Community Bankshares, Inc. ........ 37,646 1,303,681
First Community Corp. ................ 16,450 286,723
First Financial Corp. .................. 25,210 966,299
First Financial Northwest, Inc. ........... 15,561 319,934
First Foundation, Inc. ................. 112,506 849,420
First Guaranty Bancshares, Inc. .......... 13,489 136,913
First Internet Bancorp ................. 18,068 627,682
First Mid Bancshares, Inc. .............. 48,889 1,597,693
First National Corp. .................. 11,406 185,462
First Northwest Bancorp ............... 17,470 273,405
First of Long Island Corp. (The) .......... 47,937 531,621
First Savings Financial Group, Inc. ........ 12,748 213,529
First Seacoast Bancorp
(b)
.............. 10,536 88,292
First United Corp. ................... 13,600 311,576
First US Bancshares, Inc. .............. 11,362 105,212

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Western Financial, Inc.
(a) (b)
.......... 17,352 $ 252,992
Five Star Bancorp ................... 27,970 629,325
Flushing Financial Corp. ............... 60,192 759,021
FNCB Bancorp, Inc. .................. 36,457 221,294
Franklin Financial Services Corp. ......... 8,993 235,617
FS Bancorp, Inc. .................... 14,480 502,601
FVCBankcorp, Inc.
(a) (b)
................ 35,029 426,653
German American Bancorp, Inc. .......... 61,553 2,132,196
Great Southern Bancorp, Inc. ............ 19,448 1,066,139
Greene County Bancorp, Inc. ............ 15,224 438,299
Guaranty Bancshares, Inc. ............. 17,806 540,590
Hanmi Financial Corp. ................ 64,498 1,026,808
Hanover Bancorp, Inc.
(a)
............... 12,076 178,966
HarborOne Bancorp, Inc. .............. 89,013 948,879
Hawthorn Bancshares, Inc. ............. 13,839 282,731
HBT Financial, Inc. ................... 29,170 555,397
Heritage Commerce Corp. .............. 131,257 1,126,185
Hingham Institution for Savings (The)
(a)
..... 3,245 566,123
HMN Financial, Inc. .................. 7,950 167,745
Home Bancorp, Inc. .................. 15,748 603,306
Home Federal Bancorp, Inc. of Louisiana .... 4,232 52,223
HomeStreet, Inc. .................... 39,355 592,293
HomeTrust Bancshares, Inc. ............ 32,392 885,597
Horizon Bancorp, Inc. ................. 94,939 1,218,067
IF Bancorp, Inc. ..................... 5,241 86,529
Independent Bank Corp. ............... 43,729 1,108,530
Investar Holding Corp. ................ 20,343 332,811
John Marshall Bancorp, Inc. ............ 27,583 494,287
Kentucky First Federal Bancorp .......... 6,578 25,128
Lake Shore Bancorp, Inc.
(b)
............. 3,686 43,421
Lakeland Bancorp, Inc. ................ 137,825 1,667,682
Landmark Bancorp, Inc. ............... 9,496 183,083
LCNB Corp. ....................... 25,915 413,085
LINKBANCORP, Inc. ................. 55,035 381,943
Macatawa Bank Corp. ................ 58,251 570,277
Magyar Bancorp, Inc. ................. 12,312 136,909
MainStreet Bancshares, Inc.
(a)
........... 15,079 273,835
Mercantile Bank Corp. ................ 34,388 1,323,594
Meridian Corp. ..................... 20,118 199,571
Metrocity Bankshares, Inc. ............. 39,801 993,433
Metropolitan Bank Holding Corp.
(b)
........ 22,725 874,912
Mid Penn Bancorp, Inc. ................ 31,521 630,735
Middlefield Banc Corp. ................ 17,156 409,685
Midland States Bancorp, Inc. ............ 45,567 1,145,099
MidWestOne Financial Group, Inc. ........ 31,420 736,485
MVB Financial Corp. ................. 24,670 550,388
National Bankshares, Inc. .............. 12,560 419,630
Nicolet Bankshares, Inc. ............... 28,794 2,475,996
Northeast Bank ..................... 14,765 817,095
Northeast Community Bancorp, Inc. ....... 27,034 425,245
Northfield Bancorp, Inc. ............... 86,179 837,660
Northrim BanCorp, Inc. ................ 11,721 592,028
Norwood Financial Corp. ............... 15,873 431,904
NSTS Bancorp, Inc.
(b)
................. 10,155 96,879
Oak Valley Bancorp .................. 14,608 361,986
Ohio Valley Banc Corp. ................ 9,296 227,287
Old Point Financial Corp. .............. 7,676 130,799
Old Second Bancorp, Inc. .............. 95,423 1,320,654
OP Bancorp ....................... 25,726 256,745
Orange County Bancorp, Inc. ............ 11,262 518,052
Origin Bancorp, Inc. .................. 64,183 2,005,077
Orrstown Financial Services, Inc. ......... 22,609 605,243
Parke Bancorp, Inc. .................. 22,848 393,557
Pathfinder Bancorp, Inc. ............... 7,668 96,233
Patriot National Bancorp, Inc.
(b)
.......... 5,751 21,049
Security
Shares
Shares Value
Banks (continued)
PB Bankshares, Inc.
(b)
................. 5,265 $ 67,392
PCB Bancorp ...................... 23,844 389,372
Peapack-Gladstone Financial Corp. ....... 37,419 910,404
Penns Woods Bancorp, Inc. ............. 15,834 307,338
Peoples Bancorp of North Carolina, Inc. .... 10,221 284,655
Peoples Bancorp, Inc. ................ 76,697 2,270,998
Peoples Financial Services Corp. ......... 15,068 649,581
Pioneer Bancorp, Inc.
(b)
................ 26,037 255,423
Plumas Bancorp .................... 11,932 438,978
Ponce Financial Group, Inc.
(a) (b)
.......... 42,231 375,856
Preferred Bank ..................... 25,497 1,957,405
Premier Financial Corp. ............... 77,746 1,578,244
Primis Financial Corp. ................. 44,772 544,875
Princeton Bancorp, Inc. ................ 11,011 338,919
Provident Bancorp, Inc.
(b)
.............. 36,666 333,661
Provident Financial Holdings, Inc. ......... 11,670 156,145
QCR Holdings, Inc. .................. 36,153 2,195,933
RBB Bancorp ...................... 36,173 651,476
Red River Bancshares, Inc. ............. 10,386 517,119
Republic Bancorp, Inc. , Class A .......... 18,559 946,509
Rhinebeck Bancorp, Inc.
(b)
.............. 9,372 79,193
Richmond Mutual BanCorp, Inc. .......... 21,599 240,181
Riverview Bancorp, Inc. ............... 43,768 206,585
SB Financial Group, Inc. ............... 13,824 190,495
Shore Bancshares, Inc. ................ 65,939 758,298
Sierra Bancorp ..................... 29,343 592,729
SmartFinancial, Inc. .................. 35,187 741,390
Sound Financial Bancorp, Inc. ........... 4,741 190,446
South Plains Financial, Inc. ............. 25,355 678,500
Southern First Bancshares, Inc.
(b)
......... 16,713 530,805
Southern Missouri Bancorp, Inc. .......... 20,808 909,518
Southern States Bancshares, Inc. ......... 16,830 436,234
SR Bancorp, Inc.
(a) (b)
.................. 20,609 194,549
Stellar Bancorp, Inc. .................. 106,442 2,592,927
Sterling Bancorp, Inc.
(b)
................ 48,805 251,834
Summit Financial Group, Inc. ............ 24,335 660,939
Summit State Bank .................. 11,457 124,308
TC Bancshares, Inc. .................. 8,670 119,212
Territorial Bancorp, Inc. ................ 16,314 131,491
Texas Community Bancshares, Inc. ....... 5,485 79,532
Third Coast Bancshares, Inc.
(b)
........... 28,015 560,860
Timberland Bancorp, Inc. .............. 16,212 436,427
TrustCo Bank Corp. .................. 40,769 1,148,055
Union Bankshares, Inc. ................ 8,782 267,851
United Bancorp, Inc. .................. 10,555 152,731
United Security Bancshares ............. 30,932 238,486
Unity Bancorp, Inc. ................... 15,653 432,023
Univest Financial Corp. ................ 64,056 1,333,646
USCB Financial Holdings, Inc. , Class A ..... 22,711 258,905
Village Bank and Trust Financial Corp. ..... 1,292 55,311
Virginia National Bankshares Corp. ........ 10,301 310,060
Washington Trust Bancorp, Inc. .......... 37,492 1,007,785
West BanCorp, Inc. .................. 35,685 636,264
Western New England Bancorp, Inc. ....... 42,269 324,203
William Penn Bancorp
(a)
............... 18,383 227,030
123,221,093
Beverages — 0.2%
(b)
Splash Beverage Group, Inc. ............ 73,980 34,031
Vintage Wine Estates, Inc. .............. 54,094 19,474
Vita Coco Co., Inc. (The)
(a)
.............. 82,743 2,021,411
Willamette Valley Vineyards, Inc. ......... 9,891 49,554
Zevia PBC , Class A
(a)
................. 58,140 68,024
2,192,494

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology — 16.5%
2seventy bio, Inc.
(a) (b)
................. 110,636 $ 591,903
4D Molecular Therapeutics, Inc.
(a) (b)
........ 89,089 2,838,376
89bio, Inc.
(b)
....................... 173,008 2,013,813
Aadi Bioscience, Inc.
(b)
................ 34,786 81,399
Abeona Therapeutics, Inc.
(a) (b)
........... 37,495 271,839
Absci Corp.
(a) (b)
..................... 132,007 749,800
Acrivon Therapeutics, Inc.
(b)
............. 26,343 188,352
Actinium Pharmaceuticals, Inc.
(a) (b)
........ 60,966 477,364
Acumen Pharmaceuticals, Inc.
(b)
.......... 85,632 346,810
Acurx Pharmaceuticals, Inc.
(b)
........... 16,234 39,773
Adicet Bio, Inc.
(b)
.................... 115,791 272,109
ADMA Biologics, Inc.
(a) (b)
............... 467,470 3,085,302
Aerovate Therapeutics, Inc.
(b)
............ 24,308 718,788
Agenus, Inc.
(a) (b)
..................... 827,872 480,166
Aldeyra Therapeutics, Inc.
(b)
............. 103,074 337,052
Alector, Inc.
(b)
...................... 158,630 954,953
Aligos Therapeutics, Inc.
(b)
.............. 71,598 70,166
Allakos, Inc.
(b)
...................... 145,000 182,700
Allovir, Inc.
(a) (b)
...................... 108,808 82,139
Alpine Immune Sciences, Inc.
(b)
.......... 84,252 3,339,749
Altimmune, Inc.
(b)
.................... 118,206 1,203,337
ALX Oncology Holdings, Inc.
(b)
........... 57,306 638,962
AnaptysBio, Inc.
(a) (b)
.................. 41,127 926,180
Anavex Life Sciences Corp.
(a) (b)
.......... 158,887 808,735
Anika Therapeutics, Inc.
(b)
.............. 32,331 821,207
Anixa Biosciences, Inc.
(a) (b)
.............. 65,957 205,786
Annexon, Inc.
(a) (b)
.................... 147,648 1,058,636
Annovis Bio, Inc.
(a) (b)
.................. 15,863 188,770
Applied Therapeutics, Inc.
(a) (b)
............ 77,601 527,687
Arbutus Biopharma Corp.
(a) (b)
............ 280,838 724,562
Arcturus Therapeutics Holdings, Inc.
(a) (b)
..... 50,996 1,722,135
Armata Pharmaceuticals, Inc.
(b)
.......... 22,383 93,561
ArriVent Biopharma, Inc.
(b)
.............. 21,786 389,098
ARS Pharmaceuticals, Inc.
(a) (b)
........... 53,370 545,441
Assembly Biosciences, Inc.
(a) (b)
........... 8,517 113,276
Astria Therapeutics, Inc.
(a) (b)
............. 109,123 1,535,906
Atara Biotherapeutics, Inc.
(a) (b)
........... 210,053 145,777
aTyr Pharma, Inc.
(b)
.................. 125,707 245,129
Aura Biosciences, Inc.
(b)
............... 78,804 618,611
Avalo Therapeutics, Inc.
(a) (b)
............. 1,767 38,432
Avid Bioservices, Inc.
(a) (b)
............... 137,675 922,422
Avidity Biosciences, Inc.
(a) (b)
............. 162,100 4,136,792
Avita Medical, Inc.
(a) (b)
................. 55,154 884,119
Azitra, Inc.
(a) (b)
...................... 4,047 832
Beyondspring, Inc.
(a) (b)
................. 51,589 184,173
BioAtla, Inc.
(a) (b)
..................... 97,911 336,814
BioCardia, Inc.
(a) (b)
................... 41,840 17,029
Biomea Fusion, Inc.
(a) (b)
................ 43,757 654,167
BioVie, Inc.
(b)
....................... 26,100 13,796
Bioxcel Therapeutics, Inc.
(a) (b)
............ 46,079 129,943
Black Diamond Therapeutics, Inc.
(b)
....... 71,358 361,785
Bluebird Bio, Inc.
(a) (b)
.................. 415,635 532,013
Bolt Biotherapeutics, Inc.
(a) (b)
............ 57,073 79,902
BrainStorm Cell Therapeutics, Inc.
(b)
....... 105,374 59,505
C4 Therapeutics, Inc.
(a) (b)
............... 100,221 818,806
Cabaletta Bio, Inc.
(b)
.................. 75,321 1,284,976
Candel Therapeutics, Inc.
(b)
............. 42,801 67,626
Capricor Therapeutics, Inc.
(b)
............ 48,875 331,861
Cardiff Oncology, Inc.
(a) (b)
............... 86,870 463,886
CareDx, Inc.
(b)
...................... 114,170 1,209,060
Cargo Therapeutics, Inc.
(b)
.............. 47,066 1,050,513
Caribou Biosciences, Inc.
(a) (b)
............ 179,590 923,093
Carisma Therapeutics, Inc.
(a) (b)
........... 57,255 129,969
Cartesian Therapeutics, Inc.
(a) (b)
.......... 250,267 162,674
Celcuity, Inc.
(a) (b)
..................... 40,147 867,175
Security
Shares
Shares Value
Biotechnology (continued)
CEL-SCI Corp.
(a) (b)
................... 92,202 $ 176,106
Century Therapeutics, Inc.
(b)
............ 52,382 218,957
Checkpoint Therapeutics, Inc.
(a) (b)
......... 40,733 83,503
Chimerix, Inc.
(b)
..................... 184,031 195,073
Cidara Therapeutics, Inc.
(b)
............. 191,882 176,531
Clene, Inc.
(a) (b)
...................... 87,961 37,419
Cogent Biosciences, Inc.
(a) (b)
............ 182,184 1,224,276
Coherus Biosciences, Inc.
(a) (b)
............ 227,883 544,640
Compass Therapeutics, Inc.
(b)
........... 198,816 393,656
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
... 8,550 335,502
Corvus Pharmaceuticals, Inc.
(a) (b)
......... 57,106 101,649
Coya Therapeutics, Inc.
(a) (b)
............. 19,832 196,733
Crinetics Pharmaceuticals, Inc.
(b)
......... 144,487 6,763,436
Cue Biopharma, Inc.
(a) (b)
............... 76,983 145,498
Cullinan Oncology, Inc.
(b)
............... 56,687 965,946
CytomX Therapeutics, Inc.
(b)
............ 144,800 315,664
Day One Biopharmaceuticals, Inc.
(b)
....... 137,260 2,267,535
Deciphera Pharmaceuticals, Inc.
(b)
........ 117,127 1,842,408
DermTech, Inc.
(a) (b)
................... 64,248 45,102
Design Therapeutics, Inc.
(a) (b)
............ 71,833 289,487
DiaMedica Therapeutics, Inc.
(a) (b)
......... 51,999 144,037
Disc Medicine, Inc.
(b)
.................. 20,638 1,284,922
Dyadic International, Inc.
(a) (b)
............ 43,816 73,173
Dyne Therapeutics, Inc.
(b)
.............. 129,558 3,678,152
Eagle Pharmaceuticals, Inc.
(b)
........... 22,685 118,869
Eiger BioPharmaceuticals, Inc.
(b)
.......... 3,074 15,370
Elevation Oncology, Inc.
(b)
.............. 77,886 399,555
Eliem Therapeutics, Inc.
(a) (b)
............. 12,634 34,617
Elutia, Inc. , Class A
(b)
................. 14,521 45,741
Emergent BioSolutions, Inc.
(b)
........... 113,972 288,349
Entrada Therapeutics, Inc.
(b)
............ 46,500 658,905
Erasca, Inc.
(a) (b)
..................... 178,970 368,678
Exagen, Inc.
(b)
...................... 20,909 33,245
Fennec Pharmaceuticals, Inc.
(b)
.......... 40,002 444,822
Foghorn Therapeutics, Inc.
(b)
............ 45,197 303,272
G1 Therapeutics, Inc.
(a) (b)
............... 105,951 457,708
Gain Therapeutics, Inc.
(a) (b)
............. 29,923 112,810
Galectin Therapeutics, Inc.
(b)
............ 53,011 126,696
Galecto, Inc.
(b)
...................... 35,820 27,940
Galera Therapeutics, Inc.
(b)
............. 88,262 12,357
Gamida Cell Ltd.
(a) (b)
.................. 265,871 9,598
Genelux Corp.
(a) (b)
................... 41,757 268,497
Generation Bio Co.
(a) (b)
................ 98,508 400,928
GlycoMimetics, Inc.
(a) (b)
................ 118,412 355,236
Gossamer Bio, Inc.
(b)
................. 171,961 202,914
Greenwich Lifesciences, Inc.
(a) (b)
.......... 13,450 268,193
Gritstone bio, Inc.
(a) (b)
................. 198,677 510,600
HCW Biologics, Inc.
(a) (b)
................ 42,652 71,229
Heron Therapeutics, Inc.
(a) (b)
............. 225,049 623,386
HilleVax, Inc.
(a) (b)
.................... 57,561 957,239
Hookipa Pharma, Inc.
(b)
................ 153,502 109,293
Humacyte, Inc.
(a) (b)
................... 135,364 420,982
Ideaya Biosciences, Inc.
(a) (b)
............. 144,131 6,324,468
IGM Biosciences, Inc.
(a) (b)
.............. 29,539 285,051
Immix Biopharma, Inc.
(a) (b)
.............. 16,137 49,541
ImmuCell Corp.
(b)
.................... 13,761 72,933
Immuneering Corp. , Class A
(a) (b)
.......... 49,350 142,621
Immunic, Inc.
(b)
..................... 191,255 252,457
Immunome, Inc.
(b)
................... 47,925 1,182,789
IN8bio, Inc.
(b)
....................... 23,489 27,717
Inhibrx, Inc.
(b)
...................... 75,103 2,625,601
Inmune Bio, Inc.
(a) (b)
.................. 25,974 305,194
Inozyme Pharma, Inc.
(b)
............... 104,985 804,185
Intensity Therapeutics, Inc.
(b)
............ 9,985 51,922
Invivyd, Inc.
(a) (b)
..................... 102,481 455,016

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
iTeos Therapeutics, Inc.
(b)
.............. 54,742 $ 746,681
Janux Therapeutics, Inc.
(a) (b)
............. 37,886 1,426,408
Jasper Therapeutics, Inc.
(a) (b)
............ 19,133 561,745
KALA BIO, Inc.
(b)
.................... 5,450 42,728
KalVista Pharmaceuticals, Inc.
(b)
.......... 68,812 816,110
Karyopharm Therapeutics, Inc.
(b)
......... 250,748 378,629
Kezar Life Sciences, Inc.
(b)
.............. 151,862 136,919
Kineta, Inc.
(b)
....................... 12,404 6,425
Kiniksa Pharmaceuticals Ltd. , Class A
(b)
..... 69,620 1,373,603
Kinnate Biopharma, Inc.
(a) (b)
............. 67,517 179,595
Kodiak Sciences, Inc.
(b)
................ 71,478 375,974
Kronos Bio, Inc.
(b)
.................... 96,494 125,442
Lantern Pharma, Inc.
(a) (b)
............... 14,168 124,678
Larimar Therapeutics, Inc.
(a) (b)
............ 56,532 429,078
LENZ Therapeutics, Inc.
(a)
.............. 8,660 193,378
Lexeo Therapeutics, Inc.
(a) (b)
............. 22,753 356,767
Lexicon Pharmaceuticals, Inc.
(a) (b)
......... 204,977 491,945
Lineage Cell Therapeutics, Inc.
(a) (b)
........ 290,541 430,001
Longeveron, Inc. , Class A
(a) (b)
............ 1,044 3,393
Lyell Immunopharma, Inc.
(a) (b)
............ 381,695 851,180
MacroGenics, Inc.
(a) (b)
................. 133,004 1,957,819
MAIA Biotechnology, Inc.
(b)
............. 15,473 34,041
MannKind Corp.
(a) (b)
.................. 570,346 2,583,667
MediciNova, Inc.
(b)
................... 102,126 148,083
MEI Pharma, Inc. .................... 14,318 57,272
MeiraGTx Holdings plc
(b)
............... 70,784 429,659
Merrimack Pharmaceuticals, Inc.
(b)
........ 23,087 340,995
Mersana Therapeutics, Inc.
(b)
............ 243,001 1,088,644
MiMedx Group, Inc.
(a) (b)
................ 253,542 1,952,273
Mineralys Therapeutics, Inc.
(b)
........... 42,164 544,337
MiNK Therapeutics, Inc.
(b)
.............. 10,841 9,847
Mirum Pharmaceuticals, Inc.
(a) (b)
.......... 54,240 1,362,509
Monte Rosa Therapeutics, Inc.
(a) (b)
........ 68,142 480,401
Mustang Bio, Inc.
(a) (b)
................. 11,887 12,362
NextCure, Inc.
(a) (b)
.................... 49,948 111,384
Nkarta, Inc.
(b)
....................... 66,518 719,060
Nurix Therapeutics, Inc.
(a) (b)
............. 104,284 1,532,975
Nuvectis Pharma, Inc.
(b)
............... 15,853 129,995
Ocean Biomedical, Inc.
(b)
............... 19,201 72,676
Olema Pharmaceuticals, Inc.
(b)
........... 59,128 669,329
Omega Therapeutics, Inc.
(a) (b)
............ 52,206 190,552
Organogenesis Holdings, Inc. , Class A
(a) (b)
... 155,276 440,984
Orgenesis, Inc.
(b)
.................... 61,568 50,609
ORIC Pharmaceuticals, Inc.
(a) (b)
.......... 85,450 1,174,937
Outlook Therapeutics, Inc.
(a) (b)
........... 17,617 210,347
Ovid therapeutics, Inc.
(b)
............... 129,519 395,033
Passage Bio, Inc.
(a) (b)
................. 93,506 126,233
PDS Biotechnology Corp.
(a) (b)
............ 61,781 244,653
PepGen, Inc.
(b)
..................... 21,766 319,960
PharmaCyte Biotech, Inc.
(a) (b)
............ 19,484 46,177
PMV Pharmaceuticals, Inc.
(b)
............ 87,567 148,864
Portage Biotech, Inc.
(a) (b)
............... 21,508 12,260
Poseida Therapeutics, Inc.
(b)
............ 147,787 471,441
Praxis Precision Medicines, Inc.
(b)
......... 27,765 1,694,220
Precigen, Inc.
(a) (b)
.................... 286,296 415,129
Prelude Therapeutics, Inc.
(b)
............. 32,153 152,405
Protalix BioTherapeutics, Inc.
(b)
.......... 147,495 185,844
Protara Therapeutics, Inc.
(a) (b)
............ 21,013 84,262
Puma Biotechnology, Inc.
(a) (b)
............ 77,087 408,561
Pyxis Oncology, Inc.
(b)
................. 77,660 330,832
Quince Therapeutics, Inc.
(a) (b)
............ 63,747 67,572
Rallybio Corp.
(a) (b)
.................... 65,881 121,880
RAPT Therapeutics, Inc.
(a) (b)
............. 64,181 576,345
Reneo Pharmaceuticals, Inc.
(b)
........... 27,539 45,715
Renovaro, Inc.
(b)
.................... 57,998 153,695
Security
Shares
Shares Value
Biotechnology (continued)
RenovoRx, Inc.
(a) (b)
................... 20,840 $ 27,926
Replimune Group, Inc.
(b)
............... 108,539 886,764
Rezolute, Inc.
(a) (b)
.................... 66,197 168,802
Rhythm Pharmaceuticals, Inc.
(a) (b)
......... 116,969 5,068,267
Rigel Pharmaceuticals, Inc.
(b)
............ 371,301 549,525
Sagimet Biosciences, Inc. , Class A
(a) (b)
...... 49,942 270,686
Sangamo Therapeutics, Inc.
(a) (b)
.......... 319,716 214,274
Savara, Inc.
(b)
...................... 198,053 986,304
Scholar Rock Holding Corp.
(b)
........... 126,110 2,239,714
SELLAS Life Sciences Group, Inc.
(a) (b)
...... 60,228 60,830
Sensei Biotherapeutics, Inc.
(a) (b)
.......... 31,307 32,872
Sera Prognostics, Inc. , Class A
(a) (b)
........ 51,940 472,654
Seres Therapeutics, Inc.
(a) (b)
............. 216,001 167,206
Shattuck Labs, Inc.
(a) (b)
................ 83,010 742,109
Solid Biosciences, Inc.
(a) (b)
.............. 21,400 285,048
Spero Therapeutics, Inc.
(a) (b)
............. 89,918 154,659
Spruce Biosciences, Inc.
(a) (b)
............. 56,986 44,785
Stoke Therapeutics, Inc.
(a) (b)
............. 61,313 827,725
Summit Therapeutics, Inc.
(a) (b)
............ 254,006 1,051,585
Sutro Biopharma, Inc.
(b)
................ 132,762 750,105
Syros Pharmaceuticals, Inc.
(a) (b)
.......... 53,217 284,711
Tango Therapeutics, Inc.
(b)
.............. 98,145 779,271
Tenaya Therapeutics, Inc.
(b)
............. 100,947 527,953
Tourmaline Bio, Inc. .................. 37,710 863,559
TScan Therapeutics, Inc.
(b)
............. 57,207 454,224
Turnstone Biologics Corp.
(b)
............. 33,228 87,057
Tyra Biosciences, Inc.
(a) (b)
.............. 30,914 506,990
UNITY Biotechnology, Inc.
(b)
............. 28,617 46,932
UroGen Pharma Ltd.
(b)
................ 60,702 910,530
Vanda Pharmaceuticals, Inc.
(b)
........... 122,666 504,157
Vaxxinity, Inc. , Class A
(b)
............... 94,431 67,754
Vera Therapeutics, Inc. , Class A
(a) (b)
........ 87,842 3,787,747
Verve Therapeutics, Inc.
(a) (b)
............. 144,238 1,915,481
Vigil Neuroscience, Inc.
(b)
.............. 34,469 117,539
Viracta Therapeutics, Inc.
(a) (b)
............ 63,591 64,863
Viridian Therapeutics, Inc.
(a) (b)
............ 109,097 1,910,288
Vor BioPharma, Inc.
(a) (b)
................ 85,007 201,467
Voyager Therapeutics, Inc.
(a) (b)
........... 86,316 803,602
Werewolf Therapeutics, Inc.
(a) (b)
.......... 44,505 288,392
X4 Pharmaceuticals, Inc.
(a) (b)
............ 273,514 380,184
XBiotech, Inc.
(b)
..................... 52,685 428,329
Xilio Therapeutics, Inc.
(b)
............... 39,630 42,800
XOMA Corp.
(a) (b)
..................... 16,195 389,490
Y-mAbs Therapeutics, Inc.
(a) (b)
........... 80,484 1,308,670
Zura Bio Ltd. , Class A
(b)
................ 35,977 92,461
Zymeworks, Inc.
(a) (b)
.................. 122,561 1,289,342
151,434,791
Broadline Retail — 0.2%
(b)
1stdibs.com, Inc.
(a)
................... 55,228 329,159
Big Lots, Inc. ....................... 61,584 266,659
ContextLogic, Inc. , Class A
(a)
............ 50,207 285,678
Groupon, Inc.
(a)
..................... 43,219 576,541
1,458,037
Building Products — 0.5%
Alpha Pro Tech Ltd.
(a) (b)
................ 22,237 138,759
Caesarstone Ltd.
(b)
................... 48,974 200,304
Insteel Industries, Inc. ................. 41,019 1,567,746
Quanex Building Products Corp. .......... 72,409 2,782,678
4,689,487
Capital Markets — 0.5%
AlTi Global, Inc. , Class A
(b)
.............. 51,989 294,258
Ashford, Inc.
(b)
...................... 1,672 3,779
Bakkt Holdings, Inc. , Class A
(a) (b)
.......... 154,456 71,019

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Cohen & Co., Inc. ................... 2,038 $ 14,551
Diamond Hill Investment Group, Inc. ....... 6,028 929,337
Forge Global Holdings, Inc.
(b)
............ 241,091 465,306
Hennessy Advisors, Inc. ............... 10,872 75,017
Heritage Global, Inc.
(b)
................ 70,964 187,345
MarketWise, Inc. , Class A .............. 69,907 120,939
Marygold Cos., Inc. (The)
(a) (b)
............ 32,440 41,847
Perella Weinberg Partners , Class C ....... 92,181 1,302,517
Siebert Financial Corp.
(a) (b)
.............. 30,172 63,663
Silvercrest Asset Management Group, Inc. ,
Class A ........................ 20,581 325,385
Value Line, Inc. ..................... 1,872 75,816
Westwood Holdings Group, Inc. .......... 17,984 221,563
4,192,342
Chemicals — 1.4%
AdvanSix, Inc. ...................... 57,445 1,642,927
Alto Ingredients, Inc.
(a) (b)
............... 162,419 354,073
American Vanguard Corp. .............. 58,103 752,434
Arq, Inc.
(b)
......................... 50,349 326,261
Aspen Aerogels, Inc.
(a) (b)
............... 111,763 1,967,029
Core Molding Technologies, Inc.
(b)
......... 15,788 298,867
Danimer Scientific, Inc. , Class A
(a) (b)
........ 191,330 208,550
Flexible Solutions International, Inc. ....... 16,060 30,193
Hawkins, Inc. ...................... 42,417 3,257,626
Intrepid Potash, Inc.
(a) (b)
................ 23,128 482,450
Koppers Holdings, Inc. ................ 44,270 2,442,376
Northern Technologies International Corp. ... 17,348 233,330
Origin Materials, Inc. , Class A
(a) (b)
......... 255,755 130,435
Rayonier Advanced Materials, Inc.
(b)
....... 138,537 662,207
Valhi, Inc. ......................... 5,387 92,549
12,881,307
Commercial Services & Supplies — 2.8%
ACCO Brands Corp. .................. 202,143 1,134,022
Acme United Corp. ................... 4,934 231,849
Aqua Metals, Inc.
(a) (b)
................. 229,824 123,645
ARC Document Solutions, Inc. ........... 79,591 220,467
Aris Water Solutions, Inc. , Class A ........ 65,572 927,844
BrightView Holdings, Inc.
(b)
............. 90,662 1,078,878
CECO Environmental Corp.
(a) (b)
.......... 65,283 1,502,815
CompX International, Inc. .............. 3,360 115,248
Ennis, Inc. ........................ 55,741 1,143,248
Enviri Corp.
(a) (b)
..................... 172,559 1,578,915
Fuel Tech, Inc.
(b)
.................... 51,802 62,680
GEO Group, Inc. (The)
(b)
............... 264,014 3,727,878
Interface, Inc. ...................... 125,528 2,111,381
LanzaTech Global, Inc.
(a) (b)
.............. 44,274 137,028
Liquidity Services, Inc.
(b)
............... 50,546 940,155
Montrose Environmental Group, Inc.
(a) (b)
..... 61,696 2,416,632
NL Industries, Inc. ................... 17,920 131,354
Odyssey Marine Exploration, Inc.
(a) (b)
....... 40,586 154,633
Performant Financial Corp.
(b)
............ 150,699 443,055
Perma-Fix Environmental Services, Inc.
(a) (b)
.. 27,892 331,636
Quad/Graphics, Inc. , Class A ............ 67,394 357,862
Quest Resource Holding Corp.
(b)
.......... 37,612 322,711
SP Plus Corp.
(b)
..................... 42,950 2,242,849
Viad Corp.
(b)
....................... 44,602 1,761,333
Virco Mfg. Corp.
(a)
................... 28,452 310,980
VSE Corp.
(a)
....................... 28,731 2,298,480
25,807,578
Communications Equipment — 0.9%
Applied Optoelectronics, Inc.
(a) (b)
.......... 74,894 1,038,031
Aviat Networks, Inc.
(b)
................. 24,915 955,241
BK Technologies Corp.
(b)
............... 5,865 85,629
Security
Shares
Shares Value
Communications Equipment (continued)
CalAmp Corp.
(a) (b)
.................... 3,326 $ 11,009
Cambium Networks Corp.
(b)
............. 26,744 115,267
Casa Systems, Inc.
(b)
................. 67,437 18,451
Clearfield, Inc.
(a) (b)
.................... 28,323 873,481
ClearOne, Inc. ...................... 27,969 51,183
Comtech Telecommunications Corp.
(b)
...... 60,268 206,719
Digi International, Inc.
(a) (b)
.............. 77,875 2,486,549
DZS, Inc.
(b)
........................ 47,044 62,098
EMCORE Corp.
(a) (b)
.................. 154,957 53,460
Franklin Wireless Corp.
(b)
.............. 21,529 64,372
Genasys, Inc.
(a) (b)
.................... 95,625 226,631
KVH Industries, Inc.
(b)
................. 40,724 207,693
Lantronix, Inc.
(b)
..................... 68,393 243,479
NETGEAR, Inc.
(b)
.................... 63,694 1,004,454
Network-1 Technologies, Inc. ............ 32,885 68,072
Ondas Holdings, Inc.
(a) (b)
............... 91,748 89,014
Optical Cable Corp.
(b)
................. 12,692 35,918
Ribbon Communications, Inc.
(a) (b)
......... 195,662 626,119
8,522,870
Construction & Engineering — 1.9%
Argan, Inc. ........................ 27,693 1,399,604
Bowman Consulting Group Ltd.
(b)
......... 23,674 823,619
Concrete Pumping Holdings, Inc.
(b)
........ 54,681 431,980
Great Lakes Dredge & Dock Corp.
(b)
....... 143,487 1,255,511
IES Holdings, Inc.
(b)
.................. 17,950 2,183,438
INNOVATE Corp.
(b)
................... 154,076 107,961
Limbach Holdings, Inc.
(b)
............... 20,204 836,850
Matrix Service Co.
(b)
.................. 57,961 755,232
Northwest Pipe Co.
(b)
................. 21,559 747,666
Orion Group Holdings, Inc.
(b)
............ 62,822 515,140
Shimmick Corp.
(b)
.................... 7,350 42,336
Southland Holdings, Inc.
(b)
.............. 9,049 46,602
Sterling Infrastructure, Inc.
(a) (b)
........... 65,636 7,240,307
Tutor Perini Corp.
(b)
.................. 92,917 1,343,580
17,729,826
Construction Materials — 0.2%
Smith-Midland Corp.
(a) (b)
............... 9,868 463,599
United States Lime & Minerals, Inc. ........ 4,510 1,344,611
1,808,210
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(b)
............. 10,282 304,244
Consumer Portfolio Services, Inc.
(a) (b)
....... 19,063 144,116
LendingTree, Inc.
(b)
................... 23,343 988,343
Medallion Financial Corp. .............. 42,524 336,365
Moneylion, Inc.
(a) (b)
................... 14,479 1,032,642
NerdWallet, Inc. , Class A
(b)
.............. 74,045 1,088,462
Nicholas Financial, Inc.
(a) (b)
.............. 9,505 64,254
Oportun Financial Corp.
(b)
.............. 61,070 148,400
OppFi, Inc. , Class A
(a) (b)
................ 23,008 57,520
Regional Management Corp. ............ 17,585 425,733
World Acceptance Corp.
(b)
.............. 8,905 1,291,047
5,881,126
Consumer Staples Distribution & Retail — 0.3%
HF Foods Group, Inc.
(b)
................ 89,620 313,670
Maison Solutions, Inc. , Class A
(b)
......... 5,364 7,295
Natural Grocers by Vitamin Cottage, Inc. .... 20,713 373,870
SpartanNash Co. .................... 75,560 1,527,068
Village Super Market, Inc. , Class A ........ 19,160 548,167
2,770,070

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging — 0.3%
Myers Industries, Inc. ................. 80,056 $ 1,854,898
Ranpak Holdings Corp. , Class A
(b)
........ 94,261 741,834
2,596,732
Distributors — 0.0%
AMCON Distributing Co.
(a)
.............. 348 64,032
Weyco Group, Inc. ................... 12,923 411,985
476,017
Diversified Consumer Services — 1.0%
2U, Inc.
(a) (b)
........................ 176,128 68,637
American Public Education, Inc.
(a) (b)
........ 33,803 480,002
Carriage Services, Inc. ................ 29,442 796,112
Lincoln Educational Services Corp.
(a) (b)
...... 51,442 531,396
Nerdy, Inc. , Class A
(b)
................. 141,301 411,186
OneSpaWorld Holdings Ltd.
(b)
........... 182,644 2,416,380
Perdoceo Education Corp. .............. 141,502 2,484,775
Regis Corp.
(a) (b)
..................... 4,854 35,386
Universal Technical Institute, Inc.
(b)
........ 86,418 1,377,503
Wag! Group Co.
(b)
................... 35,819 70,922
WW International, Inc.
(a) (b)
.............. 120,294 222,544
8,894,843
Diversified REITs — 0.4%
Alpine Income Property Trust, Inc. ........ 27,483 419,940
CTO Realty Growth, Inc. ............... 48,146 816,075
Gladstone Commercial Corp. ............ 87,282 1,207,983
Modiv Industrial, Inc. , Class C ........... 16,588 278,512
NexPoint Diversified Real Estate Trust ..... 69,586 459,268
One Liberty Properties, Inc. ............. 35,709 806,666
3,988,444
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
...................... 28,226 948,676
ATN International, Inc. ................ 23,619 744,117
Bandwidth, Inc. , Class A
(b)
.............. 51,407 938,692
Consolidated Communications Holdings, Inc.
(b)
165,332 714,234
IDT Corp. , Class B ................... 33,600 1,270,416
NextPlat Corp.
(b)
.................... 9,012 13,788
Ooma, Inc.
(a) (b)
...................... 53,282 454,495
5,084,418
Electric Utilities — 0.1%
Genie Energy Ltd. , Class B ............. 42,934 647,445
Via Renewables, Inc.
(a) (b)
............... 5,802 62,719
710,164
Electrical Equipment — 1.3%
Allient, Inc. ........................ 28,397 1,013,205
American Superconductor Corp.
(a) (b)
....... 63,715 860,790
Amprius Technologies, Inc.
(a) (b)
........... 11,522 30,533
Babcock & Wilcox Enterprises, Inc.
(b)
....... 125,516 141,833
Beam Global
(a) (b)
.................... 30,565 207,842
Blink Charging Co.
(a) (b)
................. 124,303 374,152
Broadwind, Inc.
(a) (b)
................... 44,132 105,034
Dragonfly Energy Holdings Corp.
(a) (b)
....... 58,958 31,837
Energy Vault Holdings, Inc.
(a) (b)
........... 219,378 392,687
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 332,459 342,433
Espey Mfg. & Electronics Corp. .......... 4,028 101,707
ESS Tech, Inc.
(a) (b)
................... 194,102 140,394
Expion360, Inc.
(b)
.................... 9,444 29,465
Flux Power Holdings, Inc.
(b)
............. 26,292 116,474
FTC Solar, Inc.
(a) (b)
................... 164,917 88,890
Ideal Power, Inc.
(a) (b)
.................. 12,878 114,614
LSI Industries, Inc. ................... 61,473 929,472
NeoVolta, Inc.
(b)
..................... 60,971 71,946
Orion Energy Systems, Inc.
(b)
............ 72,368 62,975
Security
Shares
Shares Value
Electrical Equipment (continued)
Pioneer Power Solutions, Inc.
(b)
.......... 15,630 $ 89,247
Powell Industries, Inc. ................. 20,308 2,889,828
Preformed Line Products Co. ............ 5,339 686,969
Servotronics, Inc.
(b)
................... 1,427 19,621
SES AI Corp. , Class A
(a) (b)
.............. 271,883 456,764
SKYX Platforms Corp.
(a) (b)
.............. 139,711 183,021
Thermon Group Holdings, Inc.
(a) (b)
......... 73,380 2,400,994
TPI Composites, Inc.
(a) (b)
............... 91,546 266,399
Ultralife Corp.
(b)
..................... 21,462 189,080
12,338,206
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(a) (b)
.................. 48,413 365,518
Aeva Technologies, Inc.
(a) (b)
............. 34,692 136,340
Airgain, Inc.
(a) (b)
..................... 19,292 105,141
Akoustis Technologies, Inc.
(a) (b)
........... 205,658 121,564
AmpliTech Group, Inc.
(a) (b)
.............. 14,134 26,148
Arlo Technologies, Inc.
(b)
............... 196,454 2,485,143
Bel Fuse, Inc. , Class B, NVS ............ 22,876 1,379,652
Climb Global Solutions, Inc. ............. 9,057 641,960
Coda Octopus Group, Inc.
(b)
............. 9,897 57,106
CPS Technologies Corp.
(a) (b)
............. 25,287 46,781
Daktronics, Inc.
(b)
.................... 83,633 832,985
Data I/O Corp.
(b)
..................... 19,685 69,291
Evolv Technologies Holdings, Inc.
(b)
........ 250,335 1,113,991
FARO Technologies, Inc.
(b)
.............. 41,629 895,440
Focus Universal, Inc.
(a) (b)
............... 60,643 24,864
Frequency Electronics, Inc.
(b)
............ 14,914 162,413
Identiv, Inc.
(a) (b)
...................... 50,652 401,164
Interlink Electronics, Inc.
(b)
.............. 3,770 27,668
Iteris, Inc.
(b)
........................ 94,116 464,933
Key Tronic Corp.
(b)
................... 22,015 102,590
Kimball Electronics, Inc.
(a) (b)
............. 52,433 1,135,174
LightPath Technologies, Inc. , Class A
(b)
..... 84,351 116,404
Lightwave Logic, Inc.
(a) (b)
............... 256,862 1,202,114
Luna Innovations, Inc.
(a) (b)
.............. 72,387 232,000
MicroVision, Inc.
(a) (b)
.................. 419,098 771,140
Movella Holdings, Inc.
(a) (b)
.............. 26,211 1,546
M-Tron Industries, Inc.
(a) (b)
.............. 3,734 112,020
Napco Security Technologies, Inc. ........ 72,799 2,923,608
Neonode, Inc.
(a) (b)
.................... 25,361 35,505
nLight, Inc.
(a) (b)
...................... 98,127 1,275,651
Ouster, Inc.
(a) (b)
..................... 72,616 576,571
Powerfleet, Inc.
(a) (b)
................... 186,799 997,507
Presto Automation, Inc.
(b)
............... 6,916 1,203
Research Frontiers, Inc.
(a) (b)
............. 68,941 89,623
RF Industries Ltd.
(b)
.................. 20,166 62,515
Richardson Electronics Ltd. ............. 26,191 241,219
ScanSource, Inc.
(b)
................... 54,246 2,388,994
SmartRent, Inc. , Class A
(b)
.............. 412,335 1,105,058
Sobr Safe, Inc.
(a) (b)
................... 20,075 8,231
Sono-Tek Corp.
(a) (b)
................... 18,770 91,785
Vishay Precision Group, Inc.
(b)
........... 27,272 963,520
Vuzix Corp.
(a) (b)
..................... 131,369 158,957
Wrap Technologies, Inc.
(a) (b)
............. 62,837 142,012
24,093,049
Energy Equipment & Services — 1.9%
Bristow Group, Inc.
(b)
................. 51,770 1,408,144
Dawson Geophysical Co.
(a) (b)
............ 12,564 17,841
Diamond Offshore Drilling, Inc.
(a) (b)
........ 222,714 3,037,819
DMC Global, Inc.
(b)
................... 42,844 835,030
Energy Services of America Corp. ........ 25,227 208,123
Forum Energy Technologies, Inc.
(b)
........ 21,131 422,197
Geospace Technologies Corp.
(a) (b)
......... 27,859 367,460

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Gulf Island Fabrication, Inc.
(b)
............ 29,123 $ 214,054
Helix Energy Solutions Group, Inc.
(b)
....... 315,587 3,420,963
Independence Contract Drilling, Inc.
(a) (b)
..... 24,396 45,377
KLX Energy Services Holdings, Inc.
(a) (b)
..... 28,226 218,469
Mammoth Energy Services, Inc.
(b)
......... 50,146 182,532
Natural Gas Services Group, Inc.
(b)
........ 25,653 498,438
NCS Multistage Holdings, Inc.
(b)
.......... 1,324 21,197
Newpark Resources, Inc.
(b)
............. 163,619 1,181,329
Nine Energy Service, Inc.
(a) (b)
............ 51,183 114,650
Oil States International, Inc.
(b)
............ 139,794 861,131
Profire Energy, Inc.
(a) (b)
................ 77,967 144,239
Ranger Energy Services, Inc. ............ 32,501 366,936
SEACOR Marine Holdings, Inc.
(b)
......... 52,978 738,513
Select Water Solutions, Inc. , Class A ....... 174,691 1,612,398
Smart Sand, Inc.
(a) (b)
.................. 65,835 125,745
Solaris Oilfield Infrastructure, Inc. , Class A ... 64,463 558,894
TETRA Technologies, Inc.
(b)
............. 274,482 1,215,955
17,817,434
Entertainment — 0.3%
Chicken Soup For The Soul Entertainment,
Inc.
(b)
.......................... 22,730 3,555
CuriosityStream, Inc. , Class A
(a) (b)
......... 46,915 50,199
Fundamental Global, Inc.
(b)
............. 26,120 36,045
Gaia, Inc. , Class A
(b)
.................. 32,923 101,403
GameSquare Holdings, Inc.
(b)
............ 19,788 27,307
Golden Matrix Group, Inc.
(a) (b)
............ 36,242 103,652
Kartoon Studios, Inc.
(a) (b)
............... 71,049 97,337
LiveOne, Inc.
(b)
..................... 150,803 294,066
Loop Media, Inc.
(b)
................... 85,683 31,394
Marcus Corp. (The)
(a)
................. 53,541 763,495
Playstudios, Inc. , Class A
(b)
............. 189,829 527,725
PodcastOne, Inc.
(a) (b)
.................. 6,912 14,446
Reading International, Inc. , Class A, NVS
(b)
.. 35,495 65,311
Reservoir Media, Inc.
(a) (b)
............... 43,834 347,604
2,463,539
Financial Services — 1.5%
Acacia Research Corp.
(a) (b)
.............. 84,150 448,520
Alerus Financial Corp. ................ 39,403 860,167
A-Mark Precious Metals, Inc. ............ 41,116 1,261,850
AppTech Payments Corp.
(b)
............. 30,483 29,264
Banco Latinoamericano de Comercio Exterior
SA , Class E ..................... 60,388 1,788,693
BM Technologies, Inc. , Class A
(b)
......... 17,452 28,796
Cantaloupe, Inc.
(b)
................... 125,976 810,026
Cass Information Systems, Inc. .......... 29,967 1,443,510
Finance of America Cos., Inc. , Class A
(a) (b)
... 116,526 85,658
I3 Verticals, Inc. , Class A
(b)
.............. 49,560 1,134,428
Income Opportunity Realty Investors, Inc.
(b)
.. 1,545 25,863
International Money Express, Inc.
(b)
........ 68,960 1,574,357
Merchants Bancorp .................. 34,915 1,507,630
NewtekOne, Inc. .................... 50,664 557,304
Ocwen Financial Corp.
(b)
............... 14,206 383,704
Paysign, Inc.
(b)
...................... 72,278 264,537
Priority Technology Holdings, Inc.
(a) (b)
....... 37,570 122,854
Security National Financial Corp. , Class A
(b)
.. 27,943 221,029
SWK Holdings Corp.
(b)
................ 8,323 144,987
Usio, Inc.
(b)
........................ 46,049 78,283
Velocity Financial, Inc.
(b)
............... 19,185 345,330
Waterstone Financial, Inc. .............. 37,765 459,600
13,576,390
Food Products — 0.8%
Alico, Inc.
(a)
........................ 15,702 459,755
Benson Hill, Inc.
(a) (b)
.................. 377,962 75,781
Security
Shares
Shares Value
Food Products (continued)
Bridgford Foods Corp.
(a) (b)
.............. 4,031 $ 45,187
Calavo Growers, Inc. ................. 37,923 1,054,639
Farmer Bros Co.
(b)
................... 33,735 120,434
Forafric Global plc
(a) (b)
................. 11,725 121,471
Lifeway Foods, Inc.
(b)
................. 8,705 149,900
Limoneira Co. ...................... 38,514 753,334
Mama's Creations, Inc.
(b)
............... 45,061 225,305
Real Good Food Co., Inc. (The) , Class A
(b)
... 40,506 14,623
Rocky Mountain Chocolate Factory, Inc.
(b)
... 11,200 40,544
S&W Seed Co.
(a) (b)
................... 53,359 25,810
Sadot Group, Inc.
(b)
.................. 60,118 17,975
Seneca Foods Corp. , Class A
(a) (b)
......... 10,590 602,571
SunOpta, Inc.
(b)
..................... 205,248 1,410,054
Vital Farms, Inc.
(b)
................... 68,404 1,590,393
Whole Earth Brands, Inc. , Class A
(a) (b)
...... 72,122 348,349
7,056,125
Gas Utilities — 0.0%
RGC Resources, Inc. ................. 17,604 356,305
Ground Transportation — 0.4%
Covenant Logistics Group, Inc. , Class A ..... 18,267 846,858
Daseke, Inc.
(b)
...................... 100,192 831,594
FTAI Infrastructure, Inc. ................ 216,391 1,358,936
PAM Transportation Services, Inc.
(b)
....... 13,820 224,022
Universal Logistics Holdings, Inc. ......... 14,797 545,565
3,806,975
Health Care Equipment & Supplies — 3.5%
Accuray, Inc.
(a) (b)
..................... 204,676 505,550
AngioDynamics, Inc.
(a) (b)
............... 84,675 497,042
Apyx Medical Corp.
(a) (b)
................ 69,173 94,075
Artivion, Inc.
(a) (b)
..................... 86,148 1,822,892
Autonomix Medical, Inc.
(b)
.............. 4,433 13,343
AxoGen, Inc.
(b)
...................... 90,401 729,536
Beyond Air, Inc.
(a) (b)
................... 65,575 114,100
BioSig Technologies, Inc.
(a) (b)
............ 14,089 9,313
Bioventus, Inc. , Class A
(b)
.............. 70,542 366,818
Butterfly Network, Inc. , Class A
(a) (b)
........ 307,193 331,768
Cerus Corp.
(b)
...................... 390,584 738,204
ClearPoint Neuro, Inc.
(a) (b)
.............. 50,710 344,828
Co-Diagnostics, Inc.
(b)
................. 66,765 74,777
Cue Health, Inc.
(b)
................... 236,394 44,584
Cutera, Inc.
(a) (b)
..................... 39,244 57,689
CVRx, Inc.
(b)
....................... 24,598 447,930
CytoSorbents Corp.
(a) (b)
................ 87,960 83,562
Delcath Systems, Inc.
(a) (b)
.............. 25,116 119,803
Electromed, Inc.
(a) (b)
.................. 16,972 274,098
enVVeno Medical Corp.
(a) (b)
............. 21,547 117,216
FONAR Corp.
(b)
..................... 13,760 293,914
Hyperfine, Inc. , Class A
(a) (b)
............. 113,602 113,602
Inogen, Inc.
(b)
...................... 51,321 414,160
iRadimed Corp. ..................... 16,098 708,151
IRIDEX Corp.
(a) (b)
.................... 31,394 93,554
Kewaunee Scientific Corp.
(a) (b)
........... 5,614 191,157
KORU Medical Systems, Inc.
(a) (b)
.......... 74,959 176,903
LeMaitre Vascular, Inc. ................ 43,297 2,873,189
LENSAR, Inc.
(b)
..................... 14,955 53,090
Lucid Diagnostics, Inc.
(a) (b)
.............. 21,823 17,674
Monogram Orthopaedics, Inc.
(b)
.......... 4,754 11,600
Nano-X Imaging Ltd.
(a) (b)
............... 104,649 1,022,421
Neuronetics, Inc.
(a) (b)
.................. 59,854 284,905
NeuroPace, Inc.
(b)
................... 23,421 309,157
OraSure Technologies, Inc.
(b)
............ 157,778 970,335
Orchestra BioMed Holdings, Inc.
(a) (b)
....... 32,682 172,234
Orthofix Medical, Inc.
(b)
................ 77,151 1,120,233

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
OrthoPediatrics Corp.
(a) (b)
............... 35,045 $ 1,021,912
Precision Optics Corp., Inc.
(b)
............ 8,916 49,484
Pro-Dex, Inc.
(a) (b)
.................... 4,581 80,397
ProSomnus, Inc.
(b)
................... 16,276 9,261
Pulmonx Corp.
(b)
.................... 81,628 756,692
Pulse Biosciences, Inc.
(a) (b)
.............. 34,938 304,310
Retractable Technologies, Inc.
(b)
.......... 32,108 38,530
Rockwell Medical, Inc.
(a) (b)
.............. 26,926 44,697
RxSight, Inc.
(b)
...................... 62,288 3,212,815
Sanara Medtech, Inc.
(a) (b)
............... 8,354 309,098
Semler Scientific, Inc.
(a) (b)
............... 10,176 297,241
Sensus Healthcare, Inc.
(b)
.............. 33,428 127,026
SI-BONE, Inc.
(b)
..................... 87,242 1,428,152
Sight Sciences, Inc.
(a) (b)
................ 48,161 254,290
Stereotaxis, Inc.
(b)
................... 125,616 327,858
Strata Skin Sciences, Inc.
(a) (b)
............ 41,607 15,727
Surmodics, Inc.
(b)
.................... 30,222 886,713
Tactile Systems Technology, Inc.
(b)
........ 51,658 839,443
Tela Bio, Inc.
(b)
...................... 36,131 204,863
UFP Technologies, Inc.
(b)
............... 15,535 3,917,927
Utah Medical Products, Inc. ............. 7,455 530,125
Vicarious Surgical, Inc. , Class A
(b)
......... 234,406 70,673
Vivani Medical, Inc.
(a) (b)
................ 50,297 93,049
VolitionRX Ltd.
(a) (b)
................... 120,221 91,007
Zimvie, Inc.
(b)
....................... 56,662 934,356
Zynex, Inc.
(a) (b)
...................... 39,507 488,702
31,947,755
Health Care Providers & Services — 1.1%
Accolade, Inc.
(a) (b)
.................... 151,959 1,592,530
AirSculpt Technologies, Inc.
(b)
............ 27,453 168,561
Aveanna Healthcare Holdings, Inc.
(b)
....... 110,366 274,811
Biodesix, Inc.
(a) (b)
.................... 60,224 86,120
CareMax, Inc.
(a) (b)
.................... 5,377 25,917
Castle Biosciences, Inc.
(b)
.............. 54,391 1,204,761
Cosmos Health, Inc.
(a) (b)
................ 20,545 14,587
Cross Country Healthcare, Inc.
(a) (b)
........ 73,483 1,375,602
Cryo-Cell International, Inc.
(b)
............ 12,039 89,811
DocGo, Inc.
(a) (b)
..................... 171,259 691,886
Enzo Biochem, Inc.
(b)
................. 96,780 122,911
Etao International Co. Ltd.
(a) (b)
........... 5,755 24,171
Great Elm Group, Inc.
(b)
............... 30,806 59,148
InfuSystem Holdings, Inc.
(b)
............. 40,007 342,860
Joint Corp. (The)
(b)
................... 30,882 403,319
P3 Health Partners, Inc. , Class A
(a) (b)
....... 88,564 91,221
Pennant Group, Inc. (The)
(b)
............. 62,447 1,225,835
PetIQ, Inc. , Class A
(a) (b)
................ 59,891 1,094,808
Psychemedics Corp. ................. 8,699 25,488
Quipt Home Medical Corp.
(a) (b)
........... 89,039 389,100
Sonida Senior Living, Inc.
(b)
............. 8,093 231,217
Viemed Healthcare, Inc.
(b)
.............. 74,211 699,810
10,234,474
Health Care REITs — 0.4%
Diversified Healthcare Trust ............. 523,629 1,288,127
Global Medical REIT, Inc. .............. 134,339 1,175,466
Universal Health Realty Income Trust ...... 28,453 1,044,510
3,508,103
Health Care Technology — 0.6%
Akili, Inc.
(b)
........................ 101,959 29,527
Augmedix, Inc.
(a) (b)
................... 52,820 216,034
CareCloud, Inc.
(a) (b)
................... 22,226 25,782
DarioHealth Corp.
(a) (b)
................. 56,013 85,700
Forian, Inc.
(b)
....................... 39,200 130,144
HealthStream, Inc. ................... 52,649 1,403,622
Security
Shares
Shares Value
Health Care Technology (continued)
iCAD, Inc.
(a) (b)
...................... 53,913 $ 86,800
LifeMD, Inc.
(a) (b)
..................... 64,990 668,097
OptimizeRx Corp.
(b)
.................. 34,638 420,852
Sharecare, Inc. , Class A
(a) (b)
............. 660,435 506,884
Simulations Plus, Inc.
(a)
................ 34,763 1,430,498
Streamline Health Solutions, Inc.
(b)
........ 90,821 43,594
TruBridge, Inc.
(a) (b)
................... 31,676 292,053
5,339,587
Hotel & Resort REITs — 0.2%
Ashford Hospitality Trust, Inc.
(a) (b)
......... 72,389 99,173
Braemar Hotels & Resorts, Inc. .......... 144,881 289,762
Chatham Lodging Trust ................ 106,482 1,076,533
Sotherly Hotels, Inc.
(b)
................. 35,698 51,762
1,517,230
Hotels, Restaurants & Leisure — 1.8%
Allied Gaming & Entertainment, Inc.
(b)
...... 28,041 28,321
Ark Restaurants Corp. ................ 3,903 54,798
Biglari Holdings, Inc. , Class B, NVS
(b)
...... 1,608 305,005
BJ's Restaurants, Inc.
(a) (b)
.............. 49,319 1,784,361
Canterbury Park Holding Corp. ........... 7,064 159,717
Carrols Restaurant Group, Inc. ........... 77,066 732,898
Century Casinos, Inc.
(b)
................ 60,058 189,783
Chuy's Holdings, Inc.
(a) (b)
............... 37,971 1,280,762
Denny's Corp.
(b)
..................... 113,109 1,013,457
El Pollo Loco Holdings, Inc.
(b)
............ 61,352 597,569
FAT Brands, Inc. , Class B .............. 211 1,325
First Watch Restaurant Group, Inc.
(a) (b)
...... 48,600 1,196,532
Flanigan's Enterprises, Inc. ............. 1,838 47,006
Full House Resorts, Inc.
(b)
.............. 71,442 397,932
GAN Ltd.
(b)
........................ 99,292 126,101
Golden Entertainment, Inc. ............. 44,358 1,633,705
Good Times Restaurants, Inc.
(a) (b)
......... 19,351 47,797
Hall of Fame Resort & Entertainment Co.
(a) (b)
. 7,184 25,791
Inspired Entertainment, Inc.
(b)
............ 47,923 472,521
Kura Sushi USA, Inc. , Class A
(a) (b)
......... 12,756 1,468,981
Lindblad Expeditions Holdings, Inc.
(a) (b)
..... 76,883 717,318
Mondee Holdings, Inc. , Class A
(a) (b)
........ 102,664 237,154
Nathan's Famous, Inc.
(a)
............... 6,133 434,216
Noodles & Co. , Class A
(b)
.............. 84,800 161,968
ONE Group Hospitality, Inc. (The)
(b)
........ 46,841 260,904
PlayAGS, Inc.
(b)
..................... 83,001 745,349
Potbelly Corp.
(b)
..................... 57,398 695,090
RCI Hospitality Holdings, Inc.
(a)
........... 19,312 1,120,096
Red Robin Gourmet Burgers, Inc.
(a) (b)
....... 33,424 256,028
16,192,485
Household Durables — 1.1%
Bassett Furniture Industries, Inc. ......... 17,963 265,134
Beazer Homes USA, Inc.
(b)
............. 64,691 2,121,865
Ethan Allen Interiors, Inc. .............. 50,174 1,734,515
Flexsteel Industries, Inc. ............... 10,318 384,861
Hamilton Beach Brands Holding Co. , Class A . 19,035 463,693
Hooker Furnishings Corp. .............. 23,156 555,975
Hovnanian Enterprises, Inc. , Class A
(b)
...... 10,717 1,681,926
Koss Corp.
(b)
....................... 9,087 23,354
Landsea Homes Corp.
(b)
............... 42,987 624,601
Legacy Housing Corp.
(a) (b)
.............. 23,820 512,606
Lifetime Brands, Inc. .................. 26,393 276,599
Live Ventures, Inc.
(b)
.................. 3,332 89,864
Lovesac Co. (The)
(a) (b)
................. 31,474 711,312
Purple Innovation, Inc.
(a)
............... 118,635 206,425
Traeger, Inc.
(b)
...................... 78,052 197,471
Tupperware Brands Corp.
(a) (b)
............ 95,608 128,115
United Homes Group, Inc. , Class A
(a) (b)
...... 12,018 84,006

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Universal Electronics, Inc.
(b)
............. 27,386 $ 274,134
VOXX International Corp. , Class A
(a) (b)
...... 25,461 207,762
10,544,218
Household Products — 0.1%
Oil-Dri Corp. of America ............... 10,786 804,204
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc. , Class A
(a) (b)
............ 138,841 663,660
Industrial REITs — 0.3%
Industrial Logistics Properties Trust ........ 141,928 608,871
Plymouth Industrial REIT, Inc. ........... 99,991 2,249,798
2,858,669
Insurance — 2.0%
Ambac Financial Group, Inc.
(b)
........... 96,952 1,515,360
American Coastal Insurance Corp.
(b)
....... 43,201 461,819
Atlantic American Corp. ............... 10,460 28,033
Citizens, Inc. , Class A
(a) (b)
.............. 108,869 232,980
Crawford & Co. , Class A, NVS ........... 31,388 295,989
Donegal Group, Inc. , Class A ............ 34,268 484,549
eHealth, Inc.
(b)
...................... 62,123 374,602
GoHealth, Inc. , Class A
(b)
............... 8,965 94,222
Greenlight Capital Re Ltd. , Class A
(b)
....... 56,802 708,321
HCI Group, Inc. ..................... 16,003 1,857,628
Heritage Insurance Holdings, Inc.
(a) (b)
....... 58,019 617,902
Hippo Holdings, Inc.
(a) (b)
................ 23,169 423,298
ICC Holdings, Inc.
(b)
.................. 3,518 56,253
Investors Title Co. ................... 2,657 433,596
Kingsway Financial Services, Inc.
(a) (b)
....... 24,579 204,989
Maiden Holdings Ltd.
(a) (b)
............... 199,694 449,311
MBIA, Inc.
(b)
....................... 99,164 670,349
National Western Life Group, Inc. , Class A ... 4,992 2,455,864
NI Holdings, Inc.
(b)
................... 17,712 268,337
Root, Inc. , Class A
(b)
.................. 17,789 1,086,552
Selectquote, Inc.
(b)
................... 300,389 600,778
Skyward Specialty Insurance Group, Inc.
(b)
... 65,264 2,441,526
Tiptree, Inc. ....................... 52,666 910,068
United Fire Group, Inc. ................ 46,080 1,003,162
Universal Insurance Holdings, Inc. ........ 53,213 1,081,288
Vericity, Inc.
(a) (b)
..................... 4,514 51,234
18,808,010
Interactive Media & Services — 0.8%
(b)
Arena Group Holdings, Inc. (The)
(a)
........ 19,926 23,513
DHI Group, Inc.
(a)
.................... 91,810 234,115
EverQuote, Inc. , Class A ............... 47,701 885,330
fuboTV, Inc.
(a)
...................... 621,146 981,411
MediaAlpha, Inc. , Class A .............. 50,267 1,023,939
Nextdoor Holdings, Inc. , Class A .......... 328,571 739,285
Outbrain, Inc. ...................... 87,577 345,929
QuinStreet, Inc. ..................... 116,070 2,049,796
System1, Inc. , Class A ................ 74,157 145,348
Travelzoo
(a)
........................ 13,143 133,796
TrueCar, Inc. ....................... 194,512 659,396
7,221,858
IT Services — 1.0%
Applied Digital Corp.
(a) (b)
............... 189,481 810,979
Backblaze, Inc. , Class A
(b)
.............. 44,559 455,839
BigBear.ai Holdings, Inc.
(a) (b)
............. 112,521 230,668
Brightcove, Inc.
(b)
.................... 95,997 186,234
Castellum, Inc.
(b)
.................... 41,607 10,826
Couchbase, Inc.
(b)
................... 78,076 2,054,180
Crexendo, Inc.
(b)
.................... 28,400 136,604
CSP, Inc. ......................... 15,257 281,644
Security
Shares
Shares Value
IT Services (continued)
DecisionPoint Systems, Inc.
(b)
........... 12,506 $ 113,429
Glimpse Group, Inc. (The)
(b)
............. 28,568 31,996
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
... 123,414 1,516,758
Hackett Group, Inc. (The) .............. 54,655 1,328,116
Information Services Group, Inc. .......... 77,891 314,680
OMNIQ Corp.
(b)
..................... 11,287 6,038
Rackspace Technology, Inc.
(b)
........... 141,466 223,516
Research Solutions, Inc.
(b)
.............. 59,280 187,325
Tucows, Inc. , Class A
(a) (b)
............... 22,035 408,970
Unisys Corp.
(b)
...................... 146,168 717,685
9,015,487
Leisure Products — 0.7%
American Outdoor Brands, Inc.
(b)
......... 28,234 248,459
AMMO, Inc.
(b)
...................... 196,016 539,044
Clarus Corp. ....................... 65,412 441,531
Escalade, Inc. ...................... 21,889 300,974
Funko, Inc. , Class A
(a) (b)
................ 80,386 501,609
Interactive Strength, Inc.
(b)
.............. 6,531 1,696
JAKKS Pacific, Inc.
(b)
................. 16,013 395,521
Johnson Outdoors, Inc. , Class A .......... 11,780 543,176
Latham Group, Inc.
(b)
................. 85,644 339,150
Marine Products Corp. ................ 18,155 213,321
MasterCraft Boat Holdings, Inc.
(b)
......... 37,399 887,104
Smith & Wesson Brands, Inc. ............ 100,514 1,744,923
Solo Brands, Inc. , Class A
(a) (b)
............ 42,861 93,009
Vision Marine Technologies, Inc.
(b)
........ 22,062 13,237
6,262,754
Life Sciences Tools & Services — 1.2%
(b)
Akoya Biosciences, Inc. ............... 51,658 242,276
Alpha Teknova, Inc. .................. 12,187 30,833
BioLife Solutions, Inc.
(a)
................ 77,644 1,440,296
Champions Oncology, Inc.
(a)
............. 14,914 73,079
ChromaDex Corp.
(a)
.................. 117,109 407,539
Codexis, Inc. ....................... 151,374 528,295
Harvard Bioscience, Inc. ............... 89,742 380,506
Inotiv, Inc.
(a)
........................ 49,821 545,042
Lifecore Biomedical, Inc.
(a)
.............. 56,508 300,058
MaxCyte, Inc.
(a)
..................... 191,886 804,002
Nautilus Biotechnology, Inc. ............. 110,312 324,317
OmniAb, Inc.
(a)
...................... 204,183 1,106,672
Personalis, Inc.
(a)
.................... 86,982 129,603
Quanterix Corp. ..................... 77,978 1,837,162
Quantum-Si, Inc. , Class A .............. 224,603 442,468
Rapid Micro Biosystems, Inc. , Class A
(a)
..... 50,388 48,876
Seer, Inc. , Class A ................... 129,076 245,245
Singular Genomics Systems, Inc.
(a)
........ 125,500 64,532
Standard BioTools, Inc. ................ 610,614 1,654,764
Telesis Bio, Inc.
(a)
.................... 23,003 10,121
10,615,686
Machinery — 2.7%
374Water, Inc.
(b)
..................... 132,835 167,372
Blue Bird Corp.
(b)
.................... 61,343 2,351,891
ClearSign Technologies Corp.
(a) (b)
......... 63,626 61,399
Columbus McKinnon Corp. ............. 61,835 2,759,696
Commercial Vehicle Group, Inc.
(b)
......... 71,834 461,893
Douglas Dynamics, Inc. ............... 49,608 1,196,545
Eastern Co. (The) ................... 11,618 396,058
FreightCar America, Inc.
(a) (b)
............. 29,916 115,176
Gencor Industries, Inc.
(b)
............... 23,178 386,841
Graham Corp.
(b)
..................... 21,840 595,795
Hurco Cos., Inc. ..................... 13,642 275,023
Hydrofarm Holdings Group, Inc.
(a) (b)
........ 93,701 101,197
Hyliion Holdings Corp. , Class A
(a) (b)
........ 328,711 578,531

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Hyster-Yale Materials Handling, Inc. ....... 24,476 $ 1,570,625
L B Foster Co. , Class A
(b)
............... 23,130 631,680
LS Starrett Co. (The) , Class A
(b)
.......... 13,463 213,927
Luxfer Holdings plc .................. 58,073 602,217
Manitex International, Inc.
(b)
............. 32,085 220,103
Manitowoc Co., Inc. (The)
(b)
............. 76,551 1,082,431
Mayville Engineering Co., Inc.
(b)
.......... 24,384 349,423
Microvast Holdings, Inc.
(a) (b)
............. 485,546 406,402
Miller Industries, Inc. ................. 24,293 1,217,079
Nauticus Robotics, Inc.
(b)
............... 29,017 9,271
NN, Inc.
(a) (b)
........................ 97,166 460,567
Novusterra, Inc.
(a) (b) (c)
................. 12,896 —
Park-Ohio Holdings Corp. .............. 18,828 502,331
Perma-Pipe International Holdings, Inc.
(b)
.... 16,333 129,031
REV Group, Inc. .................... 69,223 1,529,136
Shyft Group, Inc. (The) ................ 74,338 923,278
Taylor Devices, Inc.
(a) (b)
................ 5,442 270,848
Titan International, Inc.
(b)
............... 112,607 1,403,083
Twin Disc, Inc.
(a)
..................... 23,811 393,596
Velo3D, Inc.
(a) (b)
..................... 207,247 94,422
Wabash National Corp. ................ 100,963 3,022,832
24,479,699
Marine Transportation — 0.5%
Eagle Bulk Shipping, Inc. .............. 20,259 1,265,580
Genco Shipping & Trading Ltd. ........... 92,150 1,873,410
Himalaya Shipping Ltd. ................ 65,444 504,573
Pangaea Logistics Solutions Ltd. ......... 79,062 551,062
Safe Bulkers, Inc. ................... 144,089 714,681
4,909,306
Media — 1.2%
AdTheorent Holding Co., Inc.
(b)
........... 148,352 476,210
Advantage Solutions, Inc. , Class A
(a) (b)
...... 190,689 825,683
Boston Omaha Corp. , Class A
(a) (b)
......... 51,954 803,209
Cardlytics, Inc.
(a) (b)
................... 80,012 1,159,374
Clear Channel Outdoor Holdings, Inc.
(b)
..... 820,613 1,354,011
comScore, Inc.
(b)
.................... 7,819 120,413
Cumulus Media, Inc. , Class A
(a) (b)
......... 33,878 121,622
Daily Journal Corp.
(b)
................. 3,041 1,099,656
Direct Digital Holdings, Inc. , Class A
(a) (b)
..... 6,020 91,745
Emerald Holding, Inc.
(a) (b)
............... 34,200 232,902
Entravision Communications Corp. , Class A .. 132,992 218,107
Gambling.com Group Ltd.
(b)
............. 33,948 309,945
Gannett Co., Inc.
(a) (b)
.................. 313,431 764,772
Harte Hanks, Inc.
(b)
................... 13,861 103,680
iHeartMedia, Inc. , Class A
(a) (b)
............ 229,204 479,036
Innovid Corp.
(b)
..................... 219,302 546,062
Lee Enterprises, Inc.
(a) (b)
............... 12,411 165,439
Marchex, Inc. , Class B
(a) (b)
.............. 43,760 59,951
Saga Communications, Inc. , Class A ....... 8,429 188,051
Thryv Holdings, Inc.
(a) (b)
................ 67,984 1,511,284
Townsquare Media, Inc. , Class A ......... 25,877 284,130
Urban One, Inc. , Class A
(a) (b)
............ 19,255 51,988
Urban One, Inc. , Class D, NVS
(b)
......... 24,018 48,997
11,016,267
Metals & Mining — 1.6%
5E Advanced Materials, Inc.
(a) (b)
.......... 89,069 119,352
Ampco-Pittsburgh Corp.
(a) (b)
............. 30,880 67,010
Ascent Industries Co.
(a) (b)
............... 15,124 154,114
Caledonia Mining Corp. plc ............. 36,142 400,092
Contango ORE, Inc.
(a) (b)
................ 17,272 342,849
Dakota Gold Corp.
(b)
.................. 134,083 317,777
Friedman Industries, Inc. ............... 14,775 276,883
Gold Resource Corp.
(b)
................ 187,218 81,365
Security
Shares
Shares Value
Metals & Mining (continued)
Haynes International, Inc. .............. 27,766 $ 1,669,292
i-80 Gold Corp.
(a) (b)
................... 434,414 582,115
Idaho Strategic Resources, Inc.
(b)
......... 23,035 194,876
Ivanhoe Electric, Inc.
(a) (b)
............... 140,508 1,376,978
Metallus, Inc.
(b)
..................... 93,723 2,085,337
NioCorp Developments Ltd.
(b)
............ 3,758 10,222
Olympic Steel, Inc. ................... 21,553 1,527,677
Perpetua Resources Corp.
(b)
............ 81,688 339,822
Piedmont Lithium, Inc.
(a) (b)
.............. 38,961 518,960
Radius Recycling, Inc. , Class A .......... 57,684 1,218,863
Ramaco Resources, Inc. , Class A ......... 48,999 825,143
Ramaco Resources, Inc. , Class B ......... 9,618 120,706
SunCoke Energy, Inc. ................. 183,446 2,067,436
Tredegar Corp. ..................... 58,108 378,864
Universal Stainless & Alloy Products, Inc.
(b)
.. 18,478 414,277
US Gold Corp.
(b)
.................... 18,164 66,662
US Goldmining, Inc.
(b)
................. 4,028 21,348
15,178,020
Mortgage Real Estate Investment Trusts (REITs) — 1.7%
ACRES Commercial Realty Corp.
(a) (b)
...... 16,852 236,939
AFC Gamma, Inc. ................... 35,689 441,830
AG Mortgage Investment Trust, Inc. ....... 62,172 380,493
Angel Oak Mortgage REIT, Inc. .......... 26,319 282,666
Ares Commercial Real Estate Corp. ....... 114,181 850,648
ARMOUR Residential REIT, Inc.
(a)
........ 107,799 2,131,186
Cherry Hill Mortgage Investment Corp. ..... 59,012 208,902
Chicago Atlantic Real Estate Finance, Inc. ... 36,101 569,313
Dynex Capital, Inc. ................... 123,969 1,543,414
Ellington Financial, Inc. ................ 164,531 1,943,111
Ellington Residential Mortgage REIT ....... 35,958 248,470
Franklin BSP Realty Trust, Inc. ........... 182,208 2,434,299
Granite Point Mortgage Trust, Inc. ........ 112,788 537,999
Great Ajax Corp. .................... 57,695 219,241
Invesco Mortgage Capital, Inc. ........... 108,020 1,045,634
Lument Finance Trust, Inc. ............. 68,621 170,866
Manhattan Bridge Capital, Inc. ........... 18,870 95,482
Nexpoint Real Estate Finance, Inc. ........ 18,010 258,624
Orchid Island Capital, Inc.
(a)
............. 113,293 1,011,707
Sachem Capital Corp. ................. 97,061 432,892
Seven Hills Realty Trust ............... 27,774 358,840
15,402,556
Multi-Utilities — 0.2%
Unitil Corp. ........................ 35,027 1,833,663
Office REITs — 0.4%
City Office REIT, Inc. ................. 84,933 442,501
Creative Media & Community Trust Corp. .... 26,561 113,150
Franklin Street Properties Corp. .......... 213,977 485,728
Office Properties Income Trust ........... 106,549 217,360
Orion Office REIT, Inc. ................ 122,327 429,367
Peakstone Realty Trust , Class E ......... 79,200 1,277,496
Postal Realty Trust, Inc. , Class A ......... 44,887 642,782
3,608,384
Oil, Gas & Consumable Fuels — 4.0%
Adams Resources & Energy, Inc. ......... 5,384 156,136
Aemetis, Inc.
(a) (b)
.................... 69,307 415,149
American Resources Corp. , Class A
(a) (b)
..... 147,120 207,439
Amplify Energy Corp.
(a) (b)
............... 78,777 520,716
Ardmore Shipping Corp. ............... 91,750 1,506,535
Battalion Oil Corp.
(b)
.................. 7,981 45,172
Berry Corp. ........................ 165,261 1,330,351
Centrus Energy Corp. , Class A
(a) (b)
........ 26,904 1,117,323
Clean Energy Technologies, Inc.
(b)
........ 25,468 27,251

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Dorian LPG Ltd. ..................... 75,573 $ 2,906,538
Empire Petroleum Corp.
(a) (b)
............. 27,980 142,978
Encore Energy Corp.
(a) (b)
............... 359,300 1,573,734
Energy Fuels, Inc.
(a) (b)
................. 352,204 2,215,363
Epsilon Energy Ltd. .................. 45,364 249,275
Evolution Petroleum Corp. .............. 68,612 421,278
FutureFuel Corp. .................... 57,330 461,507
Gevo, Inc.
(a) (b)
...................... 520,658 400,230
Granite Ridge Resources, Inc. ........... 73,138 475,397
Hallador Energy Co.
(b)
................. 49,247 262,487
Lightbridge Corp.
(b)
................... 28,352 83,638
NACCO Industries, Inc. , Class A .......... 9,252 279,410
NextDecade Corp.
(a) (b)
................. 171,278 972,859
Nordic American Tankers Ltd. ........... 450,909 1,767,563
Overseas Shipholding Group, Inc. , Class A .. 127,975 819,040
PHX Minerals, Inc. , Class A
(a)
............ 79,143 269,878
PrimeEnergy Resources Corp.
(a) (b)
......... 1,556 155,989
REX American Resources Corp.
(b)
........ 34,100 2,002,011
Riley Exploration Permian, Inc. ........... 19,626 647,658
Ring Energy, Inc.
(a) (b)
.................. 260,315 510,217
SandRidge Energy, Inc. ............... 68,256 994,490
SilverBow Resources, Inc.
(b)
............. 51,252 1,749,743
Stabilis Solutions, Inc.
(b)
............... 6,457 26,022
Teekay Corp.
(b)
..................... 135,713 987,991
Trio Petroleum Corp.
(b)
................ 13,123 1,115
Uranium Energy Corp.
(a) (b)
.............. 844,010 5,697,068
US Energy Corp. .................... 22,229 24,007
VAALCO Energy, Inc. ................. 231,725 1,615,123
Verde Clean Fuels, Inc. , Class A
(b)
........ 3,455 13,820
Vertex Energy, Inc.
(a) (b)
................ 141,222 197,711
Vital Energy, Inc.
(a) (b)
.................. 51,122 2,685,950
W&T Offshore, Inc. ................... 214,113 567,399
36,503,561
Paper & Forest Products — 0.2%
(b)
Clearwater Paper Corp. ............... 35,732 1,562,560
Glatfelter Corp. ..................... 99,038 198,076
1,760,636
Passenger Airlines — 0.2%
(b)
Blade Air Mobility, Inc. , Class A ........... 130,809 372,806
Hawaiian Holdings, Inc.
(a)
.............. 111,551 1,486,975
Mesa Air Group, Inc.
(a)
................ 76,147 66,979
Surf Air Mobility, Inc.
(a)
................. 133,343 112,408
2,039,168
Personal Care Products — 0.2%
Honest Co., Inc. (The)
(b)
............... 146,883 594,876
Lifevantage Corp. ................... 26,651 161,239
Natural Alternatives International, Inc.
(b)
..... 10,607 64,597
Natural Health Trends Corp. ............ 16,626 111,394
Nature's Sunshine Products, Inc.
(b)
........ 28,662 595,310
United-Guardian, Inc. ................. 7,240 55,965
Upexi, Inc.
(a) (b)
...................... 27,510 15,983
Veru, Inc.
(b)
........................ 286,137 200,324
1,799,688
Pharmaceuticals — 4.1%
Aclaris Therapeutics, Inc.
(a) (b)
............ 150,562 186,697
AN2 Therapeutics, Inc.
(a) (b)
.............. 21,415 69,599
Anebulo Pharmaceuticals, Inc.
(b)
.......... 3,683 10,570
ANI Pharmaceuticals, Inc.
(b)
............. 32,276 2,231,240
Aquestive Therapeutics, Inc.
(a) (b)
.......... 89,982 383,323
Assertio Holdings, Inc.
(a) (b)
.............. 200,229 192,080
Atea Pharmaceuticals, Inc.
(b)
............ 166,578 672,975
Athira Pharma, Inc.
(b)
................. 73,526 201,461
Security
Shares
Shares Value
Pharmaceuticals (continued)
Biote Corp. , Class A
(b)
................. 30,695 $ 178,031
Bright Green Corp.
(a) (b)
................ 159,831 38,935
Cara Therapeutics, Inc.
(b)
.............. 100,550 91,501
Citius Pharmaceuticals, Inc.
(a) (b)
.......... 291,596 261,649
Clearside Biomedical, Inc.
(b)
............. 121,742 186,265
Cognition Therapeutics, Inc.
(a) (b)
.......... 51,711 94,114
Collegium Pharmaceutical, Inc.
(a) (b)
........ 71,659 2,781,802
CorMedix, Inc.
(a) (b)
................... 119,141 505,158
Dare Bioscience, Inc.
(a) (b)
............... 177,658 87,088
Durect Corp.
(a) (b)
..................... 58,900 71,269
Edgewise Therapeutics, Inc.
(b)
........... 126,589 2,308,983
Enliven Therapeutics, Inc.
(a) (b)
............ 51,174 900,151
Esperion Therapeutics, Inc.
(a) (b)
........... 193,504 518,591
Eton Pharmaceuticals, Inc.
(b)
............ 43,911 164,666
Evolus, Inc.
(b)
...................... 91,810 1,285,340
Eyenovia, Inc.
(a) (b)
.................... 69,062 68,095
EyePoint Pharmaceuticals, Inc.
(a) (b)
........ 81,570 1,686,052
Fulcrum Therapeutics, Inc.
(a) (b)
........... 125,744 1,187,023
Harrow, Inc.
(a) (b)
..................... 66,531 880,205
Ikena Oncology, Inc.
(a) (b)
............... 66,209 94,017
Journey Medical Corp.
(b)
............... 14,479 53,283
Liquidia Corp.
(a) (b)
.................... 110,608 1,631,468
Longboard Pharmaceuticals, Inc.
(a) (b)
....... 54,589 1,179,122
Lyra Therapeutics, Inc.
(b)
............... 42,979 267,329
Marinus Pharmaceuticals, Inc.
(a) (b)
......... 119,853 1,083,471
MediWound Ltd.
(b)
................... 13,017 185,492
Mind Medicine MindMed, Inc.
(a) (b)
......... 86,148 809,791
MyMD Pharmaceuticals, Inc.
(a) (b)
.......... 2,752 6,577
NGM Biopharmaceuticals, Inc.
(a) (b)
......... 93,493 148,654
Nuvation Bio, Inc. , Class A
(b)
............ 319,377 1,162,532
Ocular Therapeutix, Inc.
(a) (b)
............. 252,808 2,300,553
Ocuphire Pharma, Inc.
(a) (b)
.............. 47,122 94,715
Omeros Corp.
(a) (b)
.................... 134,732 464,826
Optinose, Inc.
(b)
..................... 158,736 231,755
Oramed Pharmaceuticals, Inc.
(a) (b)
......... 82,746 241,618
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 70,478 748,476
Phibro Animal Health Corp. , Class A ....... 44,415 574,286
ProPhase Labs, Inc.
(b)
................. 28,634 185,262
Relmada Therapeutics, Inc.
(b)
............ 57,216 266,054
Reviva Pharmaceuticals Holdings, Inc.
(b)
.... 31,727 119,928
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 1,421,381 )
(a) (b) (d)
.................. 135,628 204,507
scPharmaceuticals, Inc.
(a) (b)
............. 63,931 320,934
SCYNEXIS, Inc.
(a) (b)
.................. 81,531 119,851
SIGA Technologies, Inc. ............... 101,160 865,930
Tarsus Pharmaceuticals, Inc.
(a) (b)
.......... 63,915 2,323,310
Terns Pharmaceuticals, Inc.
(b)
............ 95,385 625,726
TherapeuticsMD, Inc.
(b)
................ 18,382 42,095
Theravance Biopharma, Inc.
(a) (b)
.......... 106,820 958,175
Third Harmonic Bio, Inc.
(b)
.............. 42,945 405,401
Trevi Therapeutics, Inc.
(b)
.............. 93,529 322,675
Verrica Pharmaceuticals, Inc.
(a) (b)
......... 46,442 274,937
WaVe Life Sciences Ltd.
(b)
.............. 161,137 994,215
Xeris Biopharma Holdings, Inc.
(b)
......... 289,028 638,752
Zevra Therapeutics, Inc.
(a) (b)
............. 80,304 465,763
37,654,343
Professional Services — 1.6%
Asure Software, Inc.
(a) (b)
................ 50,550 393,279
Barrett Business Services, Inc. ........... 14,264 1,807,534
BGSF, Inc. ........................ 22,422 233,413
BlackSky Technology, Inc. , Class A
(b)
....... 264,725 360,026
CRA International, Inc. ................ 14,918 2,231,435
DLH Holdings Corp.
(b)
................. 15,054 199,767
FiscalNote Holdings, Inc. , Class A
(a) (b)
...... 132,128 175,730

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Forrester Research, Inc.
(b)
.............. 25,538 $ 550,599
Franklin Covey Co.
(a) (b)
................ 25,499 1,001,091
Heidrick & Struggles International, Inc. ..... 43,405 1,461,012
HireQuest, Inc. ..................... 11,499 148,912
Hudson Global, Inc.
(b)
................. 5,764 101,735
IBEX Holdings Ltd.
(b)
.................. 19,963 308,029
Innodata, Inc.
(a) (b)
.................... 57,096 376,834
Kelly Services, Inc. , Class A, NVS ........ 68,677 1,719,672
Mastech Digital, Inc.
(a) (b)
................ 8,398 75,582
Mistras Group, Inc.
(b)
................. 45,800 437,848
Professional Diversity Network, Inc.
(b)
...... 12,835 22,846
RCM Technologies, Inc.
(a) (b)
............. 11,863 253,512
Resources Connection, Inc. ............. 71,420 939,887
Skillsoft Corp.
(a) (b)
.................... 9,276 83,484
Steel Connect, Inc.
(b)
................. 9,089 85,618
TrueBlue, Inc.
(b)
..................... 66,887 837,425
Where Food Comes From, Inc.
(a) (b)
........ 5,103 53,684
Willdan Group, Inc.
(a) (b)
................ 26,986 782,324
14,641,278
Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.
(b)
...... 2,576 8,398
American Realty Investors, Inc.
(b)
......... 3,213 57,577
AMREP Corp.
(a) (b)
.................... 5,628 130,795
Comstock Holding Cos., Inc. , Class A
(b)
..... 4,604 23,250
Douglas Elliman, Inc.
(b)
................ 179,456 283,540
Fathom Holdings, Inc.
(b)
............... 23,700 47,163
Forestar Group, Inc.
(b)
................. 40,262 1,618,130
FRP Holdings, Inc.
(b)
.................. 14,353 881,274
InterGroup Corp. (The)
(b)
............... 793 17,803
JW Mays, Inc.
(b)
..................... 844 37,980
LuxUrban Hotels, Inc.
(a) (b)
............... 29,732 41,030
Maui Land & Pineapple Co., Inc.
(b)
........ 16,520 357,823
Rafael Holdings, Inc. , Class B
(a) (b)
......... 29,517 50,769
RE/MAX Holdings, Inc. , Class A .......... 37,917 332,532
Star Holdings
(b)
..................... 28,343 366,192
Stratus Properties, Inc.
(b)
............... 12,536 286,197
Tejon Ranch Co.
(b)
................... 46,065 709,862
Transcontinental Realty Investors, Inc.
(b)
.... 2,703 101,768
5,352,083
Residential REITs — 0.3%
Bluerock Homes Trust, Inc. , Class A
(a)
...... 7,042 119,503
BRT Apartments Corp. ................ 25,304 425,107
Clipper Realty, Inc. ................... 25,003 120,764
UMH Properties, Inc. ................. 133,124 2,161,934
2,827,308
Retail REITs — 0.6%
CBL & Associates Properties, Inc. ......... 59,049 1,352,812
NETSTREIT Corp. ................... 151,337 2,780,061
Whitestone REIT .................... 106,391 1,335,207
5,468,080
Semiconductors & Semiconductor Equipment — 2.6%
ACM Research, Inc. , Class A
(a) (b)
.......... 107,216 3,124,274
Aehr Test Systems
(a) (b)
................. 60,752 753,325
Alpha & Omega Semiconductor Ltd.
(b)
...... 50,916 1,122,189
Amtech Systems, Inc.
(a) (b)
.............. 24,819 134,271
Atomera, Inc.
(a) (b)
.................... 49,495 304,889
AXT, Inc.
(b)
........................ 89,762 412,008
CEVA, Inc.
(b)
....................... 51,071 1,159,822
CVD Equipment Corp.
(b)
............... 12,181 57,373
Everspin Technologies, Inc.
(b)
............ 42,636 337,677
GSI Technology, Inc.
(a) (b)
............... 39,593 134,616
Ichor Holdings Ltd.
(b)
.................. 63,177 2,439,896
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
indie Semiconductor, Inc. , Class A
(a) (b)
...... 329,862 $ 2,335,423
inTEST Corp.
(b)
..................... 25,933 343,612
Kopin Corp.
(a) (b)
..................... 238,911 430,040
Navitas Semiconductor Corp.
(a) (b)
......... 248,482 1,185,259
NVE Corp. ........................ 10,404 938,233
Photronics, Inc.
(b)
.................... 133,813 3,789,584
Pixelworks, Inc.
(a) (b)
................... 119,593 308,550
QuickLogic Corp.
(a) (b)
.................. 29,705 476,171
SkyWater Technology, Inc.
(b)
............ 40,585 412,749
SMART Global Holdings, Inc.
(b)
........... 113,164 2,978,476
SPI Energy Co. Ltd.
(b)
................. 52,874 32,644
Transphorm, Inc.
(b)
................... 65,181 320,039
23,531,120
Software — 3.7%
8x8, Inc.
(a) (b)
........................ 271,486 733,012
A10 Networks, Inc. ................... 155,161 2,124,154
American Software, Inc. , Class A ......... 70,993 812,870
Arteris, Inc.
(a) (b)
...................... 38,288 280,268
AudioEye, Inc.
(a) (b)
................... 15,805 158,208
AvePoint, Inc. , Class A
(a) (b)
.............. 325,957 2,581,579
Aware, Inc.
(b)
....................... 30,579 57,183
Bit Digital, Inc.
(a) (b)
.................... 198,292 569,098
Cipher Mining, Inc.
(a) (b)
................. 92,789 477,863
Cleanspark, Inc.
(a) (b)
.................. 422,528 8,961,819
CoreCard Corp.
(a) (b)
.................. 15,508 171,363
CS Disco, Inc.
(a) (b)
.................... 49,916 405,817
CXApp, Inc.
(a) (b)
..................... 4,181 10,244
CYNGN, Inc.
(b)
...................... 29,184 4,850
Dave, Inc.
(b)
........................ 15,973 593,237
Digimarc Corp.
(a) (b)
................... 31,202 848,070
eGain Corp.
(b)
...................... 45,022 290,392
Expensify, Inc. , Class A
(b)
.............. 120,201 221,170
Intellicheck, Inc.
(a) (b)
.................. 41,262 143,592
Issuer Direct Corp.
(b)
.................. 5,998 77,494
Kaltura, Inc.
(a) (b)
..................... 187,925 253,699
LivePerson, Inc.
(a) (b)
.................. 173,033 172,583
Mawson Infrastructure Group, Inc.
(a) (b)
...... 26,029 39,824
Mitek Systems, Inc.
(a) (b)
................ 95,282 1,343,476
NextNav, Inc.
(a) (b)
.................... 122,638 806,958
ON24, Inc. ........................ 63,793 455,482
OneSpan, Inc.
(b)
..................... 87,936 1,022,696
Porch Group, Inc.
(a) (b)
................. 171,710 740,070
Quantum Computing, Inc.
(a) (b)
............ 91,715 90,807
Red Violet, Inc.
(a) (b)
................... 24,593 480,793
Rekor Systems, Inc.
(a) (b)
................ 136,876 313,446
ReposiTrak, Inc.
(a)
................... 25,847 409,675
Rimini Street, Inc.
(b)
.................. 115,378 376,132
Smith Micro Software, Inc.
(a) (b)
........... 116,334 40,054
SoundHound AI, Inc. , Class A
(a) (b)
......... 301,967 1,778,586
SoundThinking, Inc.
(b)
................. 21,799 346,168
SRAX, Inc. , NVS
(b)
................... 49,878 2,993
Telos Corp.
(b)
....................... 115,246 479,423
Terawulf, Inc.
(a) (b)
.................... 337,648 888,014
Upland Software, Inc.
(b)
................ 62,136 192,000
Veritone, Inc.
(a) (b)
.................... 58,475 307,579
Viant Technology, Inc. , Class A
(b)
.......... 32,222 343,487
Weave Communications, Inc.
(b)
.......... 75,226 863,595
Xperi, Inc.
(b)
........................ 95,529 1,152,080
Yext, Inc.
(b)
........................ 234,424 1,413,577
33,835,480
Specialized REITs — 0.2%
Farmland Partners, Inc. ............... 97,809 1,085,680
Gladstone Land Corp. ................ 74,291 991,042

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs (continued)
Global Self Storage, Inc. ............... 23,267 $ 103,538
2,180,260
Specialty Retail — 2.6%
1-800-Flowers.com, Inc. , Class A
(a) (b)
....... 56,575 612,707
Aaron's Co., Inc. (The) ................ 66,460 498,450
America's Car-Mart, Inc.
(a) (b)
............. 12,887 823,093
BARK, Inc.
(a) (b)
...................... 292,677 362,919
Barnes & Noble Education, Inc.
(a) (b)
........ 99,354 71,952
Big 5 Sporting Goods Corp. ............. 48,142 169,460
Build-A-Bear Workshop, Inc. ............ 28,367 847,322
Caleres, Inc. ....................... 74,522 3,057,638
CarParts.com, Inc.
(a) (b)
................. 120,625 195,413
Cato Corp. (The) , Class A .............. 37,978 219,133
Children's Place, Inc. (The)
(a) (b)
........... 25,929 299,221
Citi Trends, Inc.
(a) (b)
................... 18,014 488,720
Conn's, Inc.
(a) (b)
..................... 30,080 100,768
Container Store Group, Inc. (The)
(b)
........ 70,819 80,734
Destination XL Group, Inc.
(b)
............ 121,929 438,944
Duluth Holdings, Inc. , Class B
(b)
.......... 30,444 149,176
Envela Corp.
(a) (b)
.................... 16,593 76,660
Genesco, Inc.
(a) (b)
.................... 23,950 673,953
GrowGeneration Corp.
(a) (b)
.............. 129,759 371,111
Haverty Furniture Cos., Inc. ............. 32,093 1,095,013
Hibbett, Inc. ....................... 25,425 1,952,894
J Jill, Inc.
(a) (b)
....................... 10,070 321,938
Kirkland's, Inc.
(a) (b)
................... 22,538 54,317
Lands' End, Inc.
(b)
................... 31,634 344,494
Lazydays Holdings, Inc.
(a) (b)
............. 16,633 67,031
LL Flooring Holdings, Inc.
(a) (b)
............ 64,358 117,775
Lulu's Fashion Lounge Holdings, Inc.
(b)
..... 36,818 51,545
MarineMax, Inc.
(a) (b)
.................. 47,758 1,588,431
OneWater Marine, Inc. , Class A
(a) (b)
........ 25,450 716,417
PetMed Express, Inc. ................. 45,037 215,727
RealReal, Inc. (The)
(b)
................. 210,716 823,900
Rent the Runway, Inc. , Class A
(a) (b)
........ 124,865 43,128
RumbleON, Inc. , Class B
(a) (b)
............ 63,975 413,278
Shoe Carnival, Inc.
(a)
................. 39,836 1,459,591
Sleep Number Corp.
(b)
................ 46,462 744,786
Sportsman's Warehouse Holdings, Inc.
(a) (b)
... 82,991 258,102
Stitch Fix, Inc. , Class A
(b)
............... 197,751 522,063
Tandy Leather Factory, Inc.
(b)
............ 6,278 29,193
ThredUp, Inc. , Class A
(a) (b)
.............. 163,078 326,156
Tile Shop Holdings, Inc.
(b)
.............. 62,482 439,248
Tilly's, Inc. , Class A
(a) (b)
................ 49,626 337,457
Torrid Holdings, Inc.
(a) (b)
................ 25,781 125,811
Winmark Corp. ..................... 6,268 2,267,136
Zumiez, Inc.
(b)
...................... 34,600 525,574
24,378,379
Technology Hardware, Storage & Peripherals — 0.3%
AstroNova, Inc.
(b)
.................... 14,331 255,379
CompoSecure, Inc. , Class A
(a) (b)
.......... 37,208 269,014
CPI Card Group, Inc.
(a) (b)
............... 9,094 162,419
Eastman Kodak Co.
(a) (b)
................ 123,920 613,404
Immersion Corp. .................... 66,998 501,145
Intevac, Inc.
(b)
...................... 56,755 217,939
Movano, Inc.
(a) (b)
..................... 90,485 37,198
One Stop Systems, Inc.
(a) (b)
............. 38,582 125,777
Quantum Corp.
(a) (b)
................... 139,844 83,221
Sonim Technologies, Inc.
(a) (b)
............ 44,386 27,076
TransAct Technologies, Inc.
(a) (b)
........... 18,808 98,554
Turtle Beach Corp.
(b)
.................. 35,783 616,899
3,008,025
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc. , Class A
(a) (b)
............... 211,405 $ 146,736
Crown Crafts, Inc. ................... 21,529 109,798
Culp, Inc.
(b)
........................ 26,805 128,664
Delta Apparel, Inc.
(a) (b)
................. 13,731 41,056
Fossil Group, Inc.
(b)
.................. 109,959 112,158
Jerash Holdings US, Inc. ............... 12,639 38,675
Lakeland Industries, Inc.
(a)
.............. 15,710 287,493
Movado Group, Inc. .................. 33,660 940,124
PLBY Group, Inc.
(a) (b)
................. 116,510 122,335
Rocky Brands, Inc. ................... 15,384 417,368
Superior Group of Cos., Inc. ............ 26,686 440,853
Unifi, Inc.
(b)
........................ 36,132 216,431
Vera Bradley, Inc.
(b)
.................. 57,853 393,400
Vince Holding Corp.
(b)
................. 8,387 27,258
3,422,349
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
.............. 38,132 233,749
Turning Point Brands, Inc. .............. 37,509 1,099,014
1,332,763
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. , Class A ....... 50,150 649,443
BlueLinx Holdings, Inc.
(b)
............... 18,522 2,412,305
Distribution Solutions Group, Inc.
(b)
........ 22,012 780,986
DXP Enterprises, Inc.
(b)
................ 28,764 1,545,490
EVI Industries, Inc. ................... 14,327 356,742
Hudson Technologies, Inc.
(b)
............ 95,969 1,056,619
Karat Packaging, Inc. ................. 14,935 427,290
Mega Matrix Corp.
(a) (b)
................. 58,576 167,527
Titan Machinery, Inc.
(b)
................ 45,119 1,119,402
Transcat, Inc.
(a) (b)
.................... 18,006 2,006,409
Willis Lease Finance Corp.
(b)
............ 6,365 315,831
10,838,044
Water Utilities — 0.4%
Artesian Resources Corp. , Class A, NVS .... 20,163 748,249
Cadiz, Inc.
(b)
....................... 90,285 261,827
Consolidated Water Co. Ltd. ............ 32,972 966,409
Global Water Resources, Inc. ............ 25,342 325,391
Pure Cycle Corp.
(b)
................... 45,773 434,843
York Water Co. (The) ................. 31,366 1,137,645
3,874,364
Wireless Telecommunication Services — 0.1%
FingerMotion, Inc.
(a) (b)
................. 88,889 186,667
KORE Group Holdings, Inc.
(b)
............ 104,403 82,176
Spok Holdings, Inc. .................. 38,589 615,494
SurgePays, Inc.
(a) (b)
.................. 19,549 75,264
Tingo Group, Inc.
(a) (b)
.................. 270,482 6,924
966,525
Total Common Stocks — 99 .8%
(Cost: $ 1,001,731,381 ) ............................ 917,545,421

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(b)
....................... 19,145 $ —
Total Preferred Stocks — 0.0%
(Cost: $ – ) ..................................... —
Rights
Biotechnology — 0.0%
(b)(c)
Contra Aduro Biotech I, CVR ............ 33,109 16,555
Disc Medicine, Inc., CVR
(a)
............. 44,944 —
OncoMed Pharmaceuticals, Inc., CVR ..... 60,904 1
Oncternal Therapeutics, Inc., CVR
(a)
....... 1,634 1,675
18,231
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(b) (c)
........ 4,194 5,548
Oil, Gas & Consumable Fuels — 0.0%
Empire Petroleum Corp. ( Expires 04/03/24 ,
Strike Price USD 6.05 )
(a) (b) (c)
........... 29,877 —
Pharmaceuticals — 0.0%
Contra CVR Catalyst, CVR
(b)
............ 37,156 11,890
Total Rights — 0 .0%
(Cost: $ 15,237 ) ................................. 35,669
Total Long-Term Investments — 99.8%
(Cost: $ 1,001,746,618 ) ............................ 917,581,090
Short-Term Securities
Money Market Funds — 17.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(g)
.................. 153,226,157 153,302,770
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 9,846,133 9,846,133
Total Short-Term Securities — 17 .7%
(Cost: $ 163,057,264 ) .............................. 163,148,903
Total Investments — 117 .5%
(Cost: $ 1,164,803,882 ) ............................ 1,080,729,993
Liabilities in Excess of Other Assets — (17.5) % ............ (160,857,024)
Net Assets — 100.0% ...............................
$ 919,872,969
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $204,507, representing less than 0.05% of its net assets as of period end, and an original cost of $1,421,381.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
28
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 142,621,872 $ 10,665,551
(a)
$ — $ 273 $ 15,074 $ 153,302,770 153,226,157 $ 3,351,328
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,674,220 8,171,913
(a)
— — — 9,846,133 9,846,133 93,103 —
$ 273 $ 15,074 $ 163,148,903 $ 3,444,431 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 16 06/21/24 $ 1,717 $ 46,376
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 46,376 $ — $ — $ — $ 46,376
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 382,917 $ — $ — $ — $ 382,917
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 3,255 $ — $ — $ — $ 3,255
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,115,639

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Micro-Cap ETF
Schedules of Investments
29
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 917,337,921 $ 207,500 $ — $ 917,545,421
Preferred Stocks ......................................... — — — —
Rights ................................................ — 11,890 23,779 35,669
Short-Term Securities
Money Market Funds ...................................... 163,148,903 — — 163,148,903
$ 1,080,486,824 $ 219,390 $ 23,779 $ 1,080,729,993
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 46,376 $ — $ — $ 46,376
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
Russell 2500 ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
................ 12,047 $ 3,769,265
BWX Technologies, Inc. ............... 15,683 1,609,389
Curtiss-Wright Corp. .................. 6,525 1,670,009
Hexcel Corp. ....................... 14,449 1,052,610
Huntington Ingalls Industries, Inc. ......... 6,733 1,962,468
Mercury Systems, Inc.
(a) (b)
.............. 9,178 270,751
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
. 19,670 709,497
Textron, Inc. ....................... 33,473 3,211,065
Woodward, Inc. ..................... 10,228 1,576,339
15,831,393
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(a)
................. 20,154 1,083,479
Automobile Components — 0.5%
BorgWarner, Inc. .................... 39,986 1,389,114
Gentex Corp. ...................... 40,290 1,455,275
Lear Corp. ........................ 9,908 1,435,471
Phinia, Inc. ........................ 8,185 314,549
QuantumScape Corp. , Class A
(a) (b)
........ 57,836 363,788
4,958,197
Automobiles — 0.2%
Harley-Davidson, Inc. ................. 21,604 944,959
Thor Industries, Inc. .................. 8,813 1,034,117
1,979,076
Banks — 2.1%
Bank OZK ........................ 18,424 837,555
BOK Financial Corp. .................. 4,802 441,784
Columbia Banking System, Inc. .......... 36,308 702,560
Comerica, Inc. ...................... 22,781 1,252,727
Commerce Bancshares, Inc. ............ 20,762 1,104,538
Cullen/Frost Bankers, Inc. .............. 10,211 1,149,452
East West Bancorp, Inc. ............... 24,090 1,905,760
First Citizens BancShares, Inc. , Class A ..... 1,863 3,046,005
First Hawaiian, Inc. .................. 22,217 487,885
First Horizon Corp. ................... 95,234 1,466,604
FNB Corp. ........................ 61,770 870,957
New York Community Bancorp, Inc. ....... 120,675 388,574
Pinnacle Financial Partners, Inc. .......... 13,054 1,121,078
Popular, Inc. ....................... 12,185 1,073,377
Prosperity Bancshares, Inc. ............. 15,144 996,172
Synovus Financial Corp. ............... 24,881 996,733
TFS Financial Corp. .................. 9,256 116,255
Webster Financial Corp. ............... 29,420 1,493,654
Western Alliance Bancorp .............. 18,580 1,192,650
Wintrust Financial Corp. ............... 10,543 1,100,584
Zions Bancorp NA ................... 25,026 1,086,128
22,831,032
Beverages — 0.2%
(a)
Boston Beer Co., Inc. (The) , Class A ....... 1,614 491,334
Celsius Holdings, Inc. ................. 24,635 2,042,734
2,534,068
Biotechnology — 1.3%
(a)
Apellis Pharmaceuticals, Inc. ............ 17,432 1,024,653
Exact Sciences Corp. ................. 30,551 2,109,852
Exelixis, Inc. ....................... 52,913 1,255,626
Ionis Pharmaceuticals, Inc.
(b)
............ 24,368 1,056,353
Natera, Inc.
(b)
...................... 18,592 1,700,424
Neurocrine Biosciences, Inc. ............ 16,533 2,280,231
Roivant Sciences Ltd. ................. 62,123 654,776
Sarepta Therapeutics, Inc. .............. 15,310 1,982,033
Security
Shares
Shares Value
Biotechnology (continued)
Ultragenyx Pharmaceutical, Inc. .......... 13,633 $ 636,525
United Therapeutics Corp. .............. 7,727 1,775,046
14,475,519
Broadline Retail — 0.3%
Kohl's Corp. ....................... 19,100 556,765
Macy's, Inc. ....................... 46,386 927,256
Nordstrom, Inc. ..................... 19,971 404,812
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 10,629 845,750
2,734,583
Building Products — 2.3%
A O Smith Corp. .................... 20,697 1,851,554
Advanced Drainage Systems, Inc. ........ 11,442 1,970,770
Allegion plc ........................ 15,050 2,027,385
Armstrong World Industries, Inc. .......... 7,498 931,401
AZEK Co., Inc. (The) , Class A
(a)
.......... 24,741 1,242,493
Builders FirstSource, Inc.
(a)
............. 20,783 4,334,295
Carlisle Cos., Inc. ................... 8,273 3,241,775
Fortune Brands Innovations, Inc. ......... 21,683 1,835,900
Hayward Holdings, Inc.
(a)
............... 23,209 355,330
Lennox International, Inc. .............. 5,481 2,678,894
Owens Corning ..................... 15,143 2,525,852
Trex Co., Inc.
(a)
..................... 18,575 1,852,856
24,848,505
Capital Markets — 2.3%
Affiliated Managers Group, Inc. .......... 5,749 962,785
Carlyle Group, Inc. (The) ............... 36,128 1,694,764
CBOE Global Markets, Inc. ............. 18,009 3,308,794
Evercore, Inc. , Class A ................ 6,063 1,167,673
FactSet Research Systems, Inc. .......... 6,581 2,990,341
Houlihan Lokey, Inc. , Class A ............ 8,726 1,118,586
Invesco Ltd. ....................... 62,053 1,029,459
Janus Henderson Group plc ............ 23,201 763,081
Jefferies Financial Group, Inc. ........... 31,180 1,375,038
Lazard, Inc. ....................... 18,962 793,939
MarketAxess Holdings, Inc. ............. 6,338 1,389,607
Morningstar, Inc. .................... 4,417 1,362,070
Robinhood Markets, Inc. , Class A
(a) (b)
....... 108,683 2,187,789
SEI Investments Co. .................. 17,158 1,233,660
Stifel Financial Corp. ................. 16,796 1,312,943
TPG, Inc. , Class A ................... 12,491 558,348
Virtu Financial, Inc. , Class A ............. 14,837 304,455
XP, Inc. , Class A .................... 55,588 1,426,388
24,979,720
Chemicals — 0.9%
Ashland, Inc. ....................... 8,634 840,693
Axalta Coating Systems Ltd.
(a)
........... 38,116 1,310,809
Chemours Co. (The) .................. 25,549 670,917
Element Solutions, Inc. ................ 38,468 960,931
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 268,949 311,981
Huntsman Corp. .................... 28,719 747,555
NewMarket Corp. .................... 1,071 679,678
Olin Corp. ......................... 20,700 1,217,160
RPM International, Inc. ................ 21,820 2,595,489
Scotts Miracle-Gro Co. (The) ............ 7,261 541,598
9,876,811
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.
(a)
................. 8,676 1,746,566
Driven Brands Holdings, Inc.
(a)
........... 10,398 164,184
MSA Safety, Inc. .................... 6,301 1,219,811
Stericycle, Inc.
(a) (b)
................... 15,815 834,241
Tetra Tech, Inc. ..................... 9,068 1,674,950

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2500 ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Vestis Corp. ....................... 20,382 $ 392,761
6,032,513
Communications Equipment — 0.6%
Ciena Corp.
(a)
...................... 24,819 1,227,299
F5, Inc.
(a)
......................... 10,113 1,917,324
Juniper Networks, Inc. ................ 54,461 2,018,325
Lumentum Holdings, Inc.
(a) (b)
............ 11,575 548,076
Viasat, Inc.
(a) (b)
...................... 20,286 366,974
6,077,998
Construction & Engineering — 0.9%
AECOM .......................... 23,305 2,285,754
EMCOR Group, Inc. .................. 7,957 2,786,541
MasTec, Inc.
(a)
...................... 10,693 997,122
MDU Resources Group, Inc. ............ 34,680 873,936
Valmont Industries, Inc. ................ 3,585 818,384
WillScot Mobile Mini Holdings Corp.
(a)
...... 31,831 1,480,142
9,241,879
Construction Materials — 0.1%
Eagle Materials, Inc. .................. 5,829 1,584,031
Consumer Finance — 0.5%
Ally Financial, Inc. ................... 46,129 1,872,376
Credit Acceptance Corp.
(a)
.............. 1,082 596,777
OneMain Holdings, Inc. ................ 19,309 986,497
SLM Corp. ........................ 37,773 823,074
SoFi Technologies, Inc.
(a) (b)
............. 163,355 1,192,491
5,471,215
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc. , Class A ........... 71,365 1,530,065
BJ's Wholesale Club Holdings, Inc.
(a)
....... 22,805 1,725,198
Casey's General Stores, Inc. ............ 6,397 2,037,125
Grocery Outlet Holding Corp.
(a)
........... 16,287 468,740
Maplebear, Inc.
(a)
.................... 3,911 145,841
Performance Food Group Co.
(a)
.......... 26,259 1,959,972
US Foods Holding Corp.
(a)
.............. 38,797 2,093,874
9,960,815
Containers & Packaging — 1.5%
AptarGroup, Inc. .................... 11,227 1,615,453
Ardagh Group SA , Class A ............. 885 5,934
Ardagh Metal Packaging SA ............ 24,660 84,584
Avery Dennison Corp. ................. 13,847 3,091,343
Berry Global Group, Inc. ............... 19,994 1,209,237
Crown Holdings, Inc. ................. 18,156 1,439,045
Graphic Packaging Holding Co. .......... 52,073 1,519,490
Packaging Corp. of America ............ 15,176 2,880,101
Sealed Air Corp. .................... 22,983 854,968
Silgan Holdings, Inc. .................. 14,022 680,908
Sonoco Products Co. ................. 16,803 971,885
WestRock Co. ...................... 43,519 2,152,015
16,504,963
Distributors — 0.2%
Pool Corp. ........................ 6,501 2,623,154
Diversified Consumer Services — 0.5%
ADT, Inc. ......................... 43,675 293,496
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 9,865 1,118,296
Grand Canyon Education, Inc.
(a)
.......... 5,094 693,854
H&R Block, Inc. ..................... 24,740 1,214,981
Mister Car Wash, Inc.
(a) (b)
............... 13,785 106,834
Service Corp. International ............. 24,526 1,820,075
5,247,536
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)
..... 42,167 $ 1,033,091
Iridium Communications, Inc. ............ 21,354 558,621
1,591,712
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc. ......... 19,381 218,424
IDACORP, Inc. ..................... 8,715 809,537
NRG Energy, Inc. .................... 38,490 2,605,388
OGE Energy Corp. ................... 34,357 1,178,445
Pinnacle West Capital Corp. ............ 19,373 1,447,744
6,259,538
Electrical Equipment — 1.6%
Acuity Brands, Inc. ................... 5,269 1,415,938
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 60,856 115,626
Generac Holdings, Inc.
(a)
............... 10,229 1,290,286
Hubbell, Inc. ....................... 9,164 3,803,518
nVent Electric plc .................... 28,185 2,125,149
Plug Power, Inc.
(a) (b)
.................. 91,817 315,851
Regal Rexnord Corp. ................. 11,325 2,039,633
Sensata Technologies Holding plc ......... 25,904 951,713
Sunrun, Inc.
(a) (b)
..................... 36,517 481,294
Vertiv Holdings Co. , Class A ............ 58,704 4,794,355
17,333,363
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.
(a)
............... 9,298 1,203,719
Avnet, Inc. ........................ 15,610 773,944
Cognex Corp. ...................... 29,725 1,260,934
Coherent Corp.
(a)
.................... 22,210 1,346,370
Crane NXT Co. ..................... 8,272 512,037
IPG Photonics Corp.
(a)
................ 5,136 465,784
Jabil, Inc. ......................... 21,327 2,856,752
Littelfuse, Inc. ...................... 4,153 1,006,480
TD SYNNEX Corp. ................... 9,935 1,123,648
Vontier Corp. ....................... 26,793 1,215,330
11,764,998
Energy Equipment & Services — 0.3%
NOV, Inc. ......................... 67,195 1,311,646
TechnipFMC plc ..................... 74,034 1,858,994
3,170,640
Entertainment — 0.3%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
42,048 156,419
Liberty Media Corp.-Liberty Live , Class A
(a)
... 3,362 142,381
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)
......................... 8,164 357,746
Madison Square Garden Sports Corp.
(a)
..... 3,189 588,434
Playtika Holding Corp. ................ 5,053 35,624
Roku, Inc. , Class A
(a) (b)
................ 21,350 1,391,379
TKO Group Holdings, Inc. .............. 10,632 918,711
3,590,694
Financial Services — 1.3%
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 38,745 1,443,639
Equitable Holdings, Inc. ............... 56,256 2,138,291
Euronet Worldwide, Inc.
(a)
.............. 7,536 828,432
Jack Henry & Associates, Inc. ........... 12,459 2,164,502
MGIC Investment Corp. ............... 47,094 1,053,022
NCR Atleos Corp.
(a)
.................. 11,474 226,611
Shift4 Payments, Inc. , Class A
(a) (b)
......... 9,282 613,262
Toast, Inc. , Class A
(a)
................. 63,093 1,572,278
UWM Holdings Corp. , Class A ........... 17,329 125,808
Voya Financial, Inc. .................. 16,630 1,229,290
Western Union Co. (The) .............. 43,838 612,855

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2500 ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
WEX, Inc.
(a) (b)
....................... 7,309 $ 1,736,107
13,744,097
Food Products — 0.5%
Darling Ingredients, Inc.
(a)
.............. 27,158 1,263,118
Flowers Foods, Inc. .................. 32,379 769,001
Freshpet, Inc.
(a)
..................... 7,493 868,139
Ingredion, Inc. ...................... 11,135 1,301,125
Pilgrim's Pride Corp.
(a)
................ 7,230 248,134
Post Holdings, Inc.
(a)
.................. 8,779 933,032
Seaboard Corp. ..................... 39 125,733
5,508,282
Gas Utilities — 0.2%
National Fuel Gas Co. ................ 15,378 826,106
UGI Corp. ......................... 35,938 881,919
1,708,025
Ground Transportation — 1.1%
Avis Budget Group, Inc. ............... 3,182 389,668
Hertz Global Holdings, Inc.
(a) (b)
........... 23,196 181,625
Knight-Swift Transportation Holdings, Inc. ... 26,833 1,476,351
Landstar System, Inc. ................. 6,163 1,187,980
Lyft, Inc. , Class A
(a)
................... 59,680 1,154,808
Ryder System, Inc. ................... 7,482 899,261
Saia, Inc.
(a)
........................ 4,551 2,662,335
Schneider National, Inc. , Class B ......... 9,217 208,673
U-Haul Holding Co. , NVS
(b)
............. 17,204 1,147,163
U-Haul Holding Co.
(a)
................. 1,450 97,933
XPO, Inc.
(a) (b)
....................... 19,528 2,383,002
11,788,799
Health Care Equipment & Supplies — 1.0%
Dentsply Sirona, Inc. ................. 36,418 1,208,713
Enovis Corp.
(a) (b)
..................... 8,973 560,364
Envista Holdings Corp.
(a) (b)
.............. 28,293 604,904
Globus Medical, Inc. , Class A
(a) (b)
......... 20,387 1,093,559
ICU Medical, Inc.
(a)
................... 3,506 376,264
Inspire Medical Systems, Inc.
(a) (b)
......... 4,994 1,072,661
Integra LifeSciences Holdings Corp.
(a)
...... 11,665 413,524
Masimo Corp.
(a) (b)
.................... 7,423 1,090,068
Novocure Ltd.
(a)
..................... 18,427 288,014
Penumbra, Inc.
(a) (b)
................... 6,226 1,389,519
QuidelOrtho Corp.
(a)
.................. 9,247 443,301
Shockwave Medical, Inc.
(a)
.............. 6,210 2,022,162
Tandem Diabetes Care, Inc.
(a)
........... 11,106 393,264
10,956,317
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
(a)
............ 15,356 1,216,502
agilon health, Inc.
(a) (b)
................. 50,184 306,123
Amedisys, Inc.
(a)
.................... 5,501 506,972
Chemed Corp. ...................... 2,514 1,613,812
DaVita, Inc.
(a) (b)
..................... 9,268 1,279,447
Encompass Health Corp. .............. 16,912 1,396,593
Henry Schein, Inc.
(a)
.................. 22,317 1,685,380
Premier, Inc. , Class A ................. 20,683 457,094
R1 RCM, Inc.
(a)
..................... 26,258 338,203
Tenet Healthcare Corp.
(a)
............... 17,272 1,815,460
Universal Health Services, Inc. , Class B .... 10,061 1,835,730
12,451,316
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ...... 65,690 929,513
Medical Properties Trust, Inc.
(b)
........... 103,025 484,218
Security
Shares
Shares Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc. ......... 41,856 $ 1,325,580
2,739,311
Health Care Technology — 0.1%
(a)
Certara, Inc.
(b)
...................... 20,909 373,853
Doximity, Inc. , Class A
(b)
............... 19,273 518,636
Teladoc Health, Inc. .................. 28,196 425,760
1,318,249
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............. 119,968 2,480,938
Park Hotels & Resorts, Inc. ............. 35,512 621,105
3,102,043
Hotels, Restaurants & Leisure — 1.8%
Aramark .......................... 44,432 1,444,929
Boyd Gaming Corp. .................. 12,059 811,812
Cava Group, Inc.
(a) (b)
.................. 8,343 584,427
Choice Hotels International, Inc. .......... 5,111 645,775
Churchill Downs, Inc. ................. 12,192 1,508,760
Hyatt Hotels Corp. , Class A ............. 7,406 1,182,146
Marriott Vacations Worldwide Corp. ........ 5,979 644,118
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 72,282 1,512,862
Penn Entertainment, Inc.
(a)
.............. 25,585 465,903
Planet Fitness, Inc. , Class A
(a) (b)
.......... 14,645 917,216
Texas Roadhouse, Inc. ................ 11,437 1,766,673
Travel + Leisure Co. .................. 12,050 589,968
Vail Resorts, Inc. .................... 6,465 1,440,596
Wendy's Co. (The) ................... 28,748 541,612
Wingstop, Inc. ...................... 5,022 1,840,061
Wyndham Hotels & Resorts, Inc. ......... 14,013 1,075,498
Wynn Resorts Ltd. ................... 17,776 1,817,240
18,789,596
Household Durables — 1.3%
Leggett & Platt, Inc. .................. 23,023 440,890
Mohawk Industries, Inc.
(a)
.............. 9,094 1,190,314
Newell Brands, Inc. .................. 65,992 529,916
PulteGroup, Inc. .................... 36,660 4,421,929
Tempur Sealy International, Inc. .......... 28,513 1,620,109
Toll Brothers, Inc. .................... 17,738 2,294,765
TopBuild Corp.
(a)
.................... 5,425 2,390,960
Whirlpool Corp. ..................... 9,152 1,094,854
13,983,737
Household Products — 0.1%
Reynolds Consumer Products, Inc. ........ 9,465 270,320
Spectrum Brands Holdings, Inc. .......... 5,163 459,559
729,879
Independent Power and Renewable Electricity Producers — 0.5%
Brookfield Renewable Corp. ............ 22,998 565,061
Clearway Energy, Inc. , Class A ........... 6,236 134,136
Clearway Energy, Inc. , Class C .......... 12,942 298,313
Vistra Corp. ....................... 60,552 4,217,447
5,214,957
Industrial REITs — 0.6%
Americold Realty Trust, Inc. ............. 48,850 1,217,342
EastGroup Properties, Inc. ............. 7,826 1,406,880
First Industrial Realty Trust, Inc. .......... 22,728 1,194,129
Rexford Industrial Realty, Inc. ........... 36,000 1,810,800
STAG Industrial, Inc. ................. 31,334 1,204,479
6,833,630
Insurance — 2.5%
American Financial Group, Inc. .......... 12,307 1,679,659
Assurant, Inc. ...................... 9,016 1,697,172

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2500 ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assured Guaranty Ltd. ................ 9,451 $ 824,600
Axis Capital Holdings Ltd. .............. 13,443 874,064
Brighthouse Financial, Inc.
(a)
............ 10,933 563,487
Everest Group Ltd. ................... 7,347 2,920,432
First American Financial Corp. ........... 17,036 1,040,048
Globe Life, Inc. ..................... 14,875 1,731,004
Hanover Insurance Group, Inc. (The) ...... 6,013 818,790
Kemper Corp. ...................... 10,456 647,436
Kinsale Capital Group, Inc. ............. 3,748 1,966,726
Lincoln National Corp. ................ 24,581 784,871
Old Republic International Corp. .......... 44,304 1,361,019
Primerica, Inc. ...................... 5,990 1,515,230
Reinsurance Group of America, Inc. ....... 11,400 2,198,832
RenaissanceRe Holdings Ltd. ........... 8,878 2,086,596
RLI Corp. ......................... 6,918 1,027,115
Ryan Specialty Holdings, Inc. , Class A ...... 16,622 922,521
Unum Group ....................... 27,519 1,476,670
White Mountains Insurance Group Ltd. ..... 431 773,343
26,909,615
Interactive Media & Services — 0.2%
(a)
IAC, Inc. .......................... 12,747 679,925
TripAdvisor, Inc.
(b)
................... 18,369 510,475
ZoomInfo Technologies, Inc. ............ 52,077 834,794
2,025,194
IT Services — 0.4%
Amdocs Ltd. ....................... 19,667 1,777,307
DXC Technology Co.
(a)
................ 33,014 700,227
Globant SA
(a)
....................... 7,042 1,421,780
Kyndryl Holdings, Inc.
(a)
................ 39,128 851,425
4,750,739
Leisure Products — 0.5%
Brunswick Corp. .................... 11,700 1,129,284
Hasbro, Inc. ....................... 22,491 1,271,191
Mattel, Inc.
(a)
....................... 60,554 1,199,575
Peloton Interactive, Inc. , Class A
(a) (b)
....... 57,412 246,011
Polaris, Inc. ........................ 9,270 928,112
YETI Holdings, Inc.
(a) (b)
................ 14,854 572,622
5,346,795
Life Sciences Tools & Services — 1.2%
10X Genomics, Inc. , Class A
(a)
........... 15,832 594,175
Azenta, Inc.
(a) (b)
..................... 9,386 565,788
Bio-Techne Corp. .................... 26,612 1,873,219
Bruker Corp.
(b)
...................... 17,113 1,607,595
Charles River Laboratories International, Inc.
(a)
8,712 2,360,516
Maravai LifeSciences Holdings, Inc. , Class A
(a)
18,789 162,901
Medpace Holdings, Inc.
(a)
.............. 3,984 1,610,134
QIAGEN NV
(a)
...................... 37,768 1,623,646
Repligen Corp.
(a) (b)
................... 9,509 1,748,895
Sotera Health Co.
(a)
.................. 21,184 254,420
12,401,289
Machinery — 2.7%
AGCO Corp. ....................... 10,694 1,315,576
Allison Transmission Holdings, Inc. ........ 15,272 1,239,476
Crane Co. ......................... 8,196 1,107,525
Donaldson Co., Inc. .................. 20,819 1,554,763
Esab Corp. ........................ 9,705 1,073,082
Flowserve Corp. .................... 22,450 1,025,516
Gates Industrial Corp. plc
(a)
............. 28,134 498,253
Graco, Inc. ........................ 28,576 2,670,713
ITT, Inc. .......................... 14,170 1,927,545
Lincoln Electric Holdings, Inc. ........... 9,543 2,437,664
Middleby Corp. (The)
(a) (b)
............... 9,149 1,471,068
Security
Shares
Shares Value
Machinery (continued)
Nordson Corp. ...................... 9,790 $ 2,687,747
Oshkosh Corp. ..................... 11,137 1,388,895
Pentair plc ........................ 28,067 2,398,044
RBC Bearings, Inc.
(a)
................. 4,857 1,313,090
Snap-on, Inc. ...................... 8,900 2,636,358
Timken Co. (The) .................... 10,456 914,168
Toro Co. (The) ...................... 17,818 1,632,663
29,292,146
Marine Transportation — 0.1%
Kirby Corp.
(a)
....................... 10,174 969,786
Media — 0.8%
Cable One, Inc. ..................... 968 409,590
Interpublic Group of Cos., Inc. (The) ....... 65,997 2,153,482
Liberty Media Corp.-Liberty SiriusXM , NVS
(a)
. 26,503 787,404
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a)
......................... 12,786 379,744
New York Times Co. (The) , Class A ........ 27,799 1,201,473
News Corp. , Class A, NVS ............. 65,346 1,710,758
News Corp. , Class B ................. 19,983 540,740
Nexstar Media Group, Inc. .............. 5,581 961,551
8,144,742
Metals & Mining — 0.9%
Alcoa Corp. ........................ 30,440 1,028,568
Cleveland-Cliffs, Inc.
(a)
................ 85,189 1,937,198
MP Materials Corp. , Class A
(a) (b)
.......... 17,958 256,799
Reliance, Inc. ...................... 9,794 3,272,959
Royal Gold, Inc. ..................... 11,285 1,374,626
SSR Mining, Inc. .................... 35,175 156,880
United States Steel Corp. .............. 38,024 1,550,619
9,577,649
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ............... 118,969 1,177,793
Annaly Capital Management, Inc. ......... 85,944 1,692,237
Rithm Capital Corp. .................. 82,955 925,778
Starwood Property Trust, Inc. ............ 50,993 1,036,688
4,832,496
Multi-Utilities — 0.2%
NiSource, Inc. ...................... 70,649 1,954,151
Office REITs — 0.4%
Boston Properties, Inc. ................ 26,829 1,752,202
Cousins Properties, Inc. ............... 26,274 631,627
Highwoods Properties, Inc. ............. 17,803 466,083
Kilroy Realty Corp. ................... 20,024 729,474
Vornado Realty Trust ................. 30,453 876,133
4,455,519
Oil, Gas & Consumable Fuels — 1.7%
Antero Midstream Corp. ............... 58,567 823,452
Antero Resources Corp.
(a)
.............. 48,670 1,411,430
APA Corp. ........................ 62,227 2,139,364
Chesapeake Energy Corp. ............. 21,146 1,878,399
DT Midstream, Inc. ................... 16,759 1,023,975
EQT Corp. ........................ 61,921 2,295,411
HF Sinclair Corp. .................... 27,481 1,659,028
New Fortress Energy, Inc. , Class A ........ 11,191 342,333
Ovintiv, Inc. ........................ 43,903 2,278,566
Range Resources Corp. ............... 40,274 1,386,634
Southwestern Energy Co.
(a)
............. 187,714 1,422,872
Texas Pacific Land Corp. ............... 3,175 1,836,769
18,498,233

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2500 ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 11,079 $ 929,639
Passenger Airlines — 0.2%
(a)
Alaska Air Group, Inc. ................. 21,433 921,404
American Airlines Group, Inc. ............ 111,542 1,712,170
2,633,574
Personal Care Products — 0.1%
(a)
Coty, Inc. , Class A
(b)
.................. 65,200 779,792
Olaplex Holdings, Inc. ................. 23,620 45,350
825,142
Pharmaceuticals — 0.6%
Catalent, Inc.
(a)
..................... 30,899 1,744,249
Elanco Animal Health, Inc.
(a)
............. 83,964 1,366,934
Jazz Pharmaceuticals plc
(a)
............. 10,443 1,257,546
Organon & Co. ..................... 44,225 831,430
Perrigo Co. plc ..................... 23,160 745,520
5,945,679
Professional Services — 1.5%
Booz Allen Hamilton Holding Corp. ........ 21,927 3,254,844
CACI International, Inc. , Class A
(a)
........ 3,781 1,432,356
Clarivate plc
(a) (b)
..................... 79,030 587,193
Concentrix Corp. .................... 7,518 497,842
Dayforce, Inc.
(a) (b)
.................... 25,533 1,690,540
Dun & Bradstreet Holdings, Inc. .......... 46,683 468,697
FTI Consulting, Inc.
(a)
................. 5,685 1,195,498
Genpact Ltd. ....................... 30,477 1,004,217
KBR, Inc. ......................... 23,023 1,465,644
ManpowerGroup, Inc. ................. 8,270 642,083
Paycor HCM, Inc.
(a)
.................. 11,009 214,015
Paylocity Holding Corp.
(a) (b)
............. 7,194 1,236,361
Robert Half, Inc. .................... 17,664 1,400,402
Science Applications International Corp. .... 8,853 1,154,343
16,244,035
Real Estate Management & Development — 0.3%
(a)
Howard Hughes Holdings, Inc. ........... 5,799 421,124
Jones Lang LaSalle, Inc. ............... 8,148 1,589,593
Zillow Group, Inc. , Class A .............. 9,203 440,456
Zillow Group, Inc. , Class C, NVS
(b)
........ 26,534 1,294,328
3,745,501
Residential REITs — 0.6%
American Homes 4 Rent , Class A ......... 56,956 2,094,842
Apartment Income REIT Corp. ........... 25,308 821,751
Camden Property Trust ................ 17,747 1,746,305
Equity LifeStyle Properties, Inc. .......... 30,391 1,957,180
6,620,078
Retail REITs — 0.8%
Agree Realty Corp. .................. 17,121 977,951
Brixmor Property Group, Inc. ............ 51,606 1,210,161
Federal Realty Investment Trust .......... 13,841 1,413,443
Kimco Realty Corp. .................. 112,518 2,206,478
NNN REIT, Inc. ..................... 31,111 1,329,684
Regency Centers Corp. ............... 30,898 1,871,183
9,008,900
Semiconductors & Semiconductor Equipment — 1.1%
Allegro MicroSystems, Inc.
(a)
............ 13,079 352,610
Cirrus Logic, Inc.
(a)
................... 9,199 851,459
Entegris, Inc. ....................... 25,543 3,589,813
Lattice Semiconductor Corp.
(a)
........... 23,356 1,827,140
MKS Instruments, Inc. ................ 11,377 1,513,141
Qorvo, Inc.
(a)
....................... 16,796 1,928,685
Universal Display Corp. ............... 8,016 1,350,295
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Wolfspeed, Inc.
(a) (b)
................... 21,413 $ 631,684
12,044,827
Software — 3.4%
AppLovin Corp. , Class A
(a)
.............. 34,328 2,376,184
Aspen Technology, Inc.
(a)
............... 4,743 1,011,587
Bentley Systems, Inc. , Class B
(b)
.......... 33,258 1,736,733
BILL Holdings, Inc.
(a) (b)
................. 17,572 1,207,548
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 58,689 701,920
Confluent, Inc. , Class A
(a) (b)
............. 33,056 1,008,869
Dolby Laboratories, Inc. , Class A ......... 9,978 835,857
DoubleVerify Holdings, Inc.
(a) (b)
........... 24,029 844,860
Dropbox, Inc. , Class A
(a)
............... 43,604 1,059,577
Dynatrace, Inc.
(a)
.................... 44,336 2,058,964
Elastic NV
(a)
....................... 13,719 1,375,193
Five9, Inc.
(a)
....................... 12,395 769,853
Gen Digital, Inc. ..................... 94,868 2,125,043
Gitlab, Inc. , Class A
(a)
................. 15,712 916,324
Guidewire Software, Inc.
(a)
.............. 13,955 1,628,688
HashiCorp, Inc. , Class A
(a)
.............. 16,969 457,315
Informatica, Inc. , Class A
(a)
............. 7,532 263,620
Manhattan Associates, Inc.
(a)
............ 10,537 2,636,674
nCino, Inc.
(a) (b)
...................... 12,205 456,223
NCR Voyix Corp.
(a)
................... 22,387 282,748
Nutanix, Inc. , Class A
(a)
................ 41,559 2,565,022
Pegasystems, Inc. ................... 7,272 470,062
Procore Technologies, Inc.
(a)
............ 13,726 1,127,865
PTC, Inc.
(a)
........................ 19,605 3,704,169
RingCentral, Inc. , Class A
(a)
............. 14,284 496,226
SentinelOne, Inc. , Class A
(a)
............. 41,449 966,176
Smartsheet, Inc. , Class A
(a)
............. 21,880 842,380
Teradata Corp.
(a)
.................... 16,605 642,115
UiPath, Inc. , Class A
(a)
................ 65,063 1,474,978
36,042,773
Specialized REITs — 0.7%
CubeSmart ........................ 38,300 1,731,926
EPR Properties ..................... 12,720 539,964
Gaming & Leisure Properties, Inc. ........ 43,746 2,015,378
Lamar Advertising Co. , Class A .......... 14,859 1,774,313
National Storage Affiliates Trust .......... 12,834 502,579
Rayonier, Inc. ...................... 25,340 842,302
7,406,462
Specialty Retail — 2.0%
Advance Auto Parts, Inc. ............... 10,144 863,153
AutoNation, Inc.
(a)
.................... 4,859 804,553
Bath & Body Works, Inc. ............... 38,637 1,932,623
Dick's Sporting Goods, Inc. ............. 9,677 2,175,970
Five Below, Inc.
(a)
.................... 9,384 1,702,070
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 17,794 2,306,458
GameStop Corp. , Class A
(a) (b)
............ 46,178 578,148
Gap, Inc. (The) ..................... 33,560 924,578
Lithia Motors, Inc. , Class A ............. 4,652 1,399,601
Murphy USA, Inc. ................... 3,326 1,394,259
Penske Automotive Group, Inc. .......... 3,341 541,209
Petco Health & Wellness Co., Inc.
(a)
....... 16,812 38,331
RH
(a)
............................ 2,657 925,327
Valvoline, Inc.
(a)
..................... 22,173 988,251
Victoria's Secret & Co.
(a) (b)
.............. 13,535 262,308
Wayfair, Inc. , Class A
(a)
................ 14,364 975,028
Williams-Sonoma, Inc. ................ 10,905 3,462,665
21,274,532
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc. , Class A
(a)
............ 49,492 2,573,089

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2500 ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.4%
Birkenstock Holding plc
(a) (b)
............. 4,317 $ 203,978
Capri Holdings Ltd.
(a)
................. 19,329 875,604
Carter's, Inc. ....................... 6,151 520,867
Columbia Sportswear Co. .............. 5,951 483,102
Crocs, Inc.
(a)
....................... 10,151 1,459,714
Deckers Outdoor Corp.
(a)
............... 4,383 4,125,543
PVH Corp. ........................ 10,132 1,424,661
Ralph Lauren Corp. , Class A ............ 6,770 1,271,135
Skechers USA, Inc. , Class A
(a)
........... 22,767 1,394,706
Tapestry, Inc. ....................... 39,165 1,859,554
Under Armour, Inc. , Class A
(a)
............ 32,553 240,241
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 35,548 253,813
VF Corp. ......................... 59,818 917,608
15,030,526
Trading Companies & Distributors — 0.8%
Air Lease Corp. , Class A ............... 17,721 911,568
Core & Main, Inc. , Class A
(a)
............. 29,833 1,707,939
MSC Industrial Direct Co., Inc. , Class A ..... 7,900 766,616
SiteOne Landscape Supply, Inc.
(a) (b)
........ 7,599 1,326,405
Watsco, Inc. ....................... 5,750 2,483,828
WESCO International, Inc. .............. 7,568 1,296,247
8,492,603
Water Utilities — 0.1%
Essential Utilities, Inc. ................. 42,861 1,588,000
Total Common Stocks — 57 .8%
(Cost: $ 549,120,503 ) .............................. 621,019,384
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(b) (c)
............ 2,146,791 $ 451,470,147
Total Investment Companies — 42 .0%
(Cost: $ 412,295,617 ) .............................. 451,470,147
Total Long-Term Investments — 99.8%
(Cost: $ 961,416,120 ) .............................. 1,072,489,531
Short-Term Securities
Money Market Funds — 30.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 326,448,578 326,611,802
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 1,398,138 1,398,138
Total Short-Term Securities — 30 .5%
(Cost: $ 327,997,125 ) .............................. 328,009,940
Total Investments — 130 .3%
(Cost: $ 1,289,413,245 ) ............................ 1,400,499,471
Liabilities in Excess of Other Assets — (30.3) % ............ (326,059,566)
Net Assets — 100.0% ...............................
$ 1,074,439,905
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 305,543,714 $ 21,002,191
(a)
$ — $ 49,592 $ 16,305 $ 326,611,802 326,448,578 $ 1,069,248
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 697,539 700,599
(a)
— — — 1,398,138 1,398,138 61,174 —
iShares Russell 2000 ETF ... 297,675,029 142,062,950 (53,131,277) 3,334,490 61,528,955 451,470,147 2,146,791 4,994,685 —
$ 3,384,082 $ 61,545,260 $ 779,480,087 $ 6,125,107 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2500 ETF
36
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 9 06/21/24 $ 966 $ 23,574
S&P Midcap 400 E-Mini Index ................................................. 2 06/21/24 615 23,703
$ 47,277
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 47,277 $ — $ — $ — $ 47,277
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 260,681 $ — $ — $ — $ 260,681
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 20,558 $ — $ — $ — $ 20,558
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,570,993

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell 2500 ETF
Schedules of Investments
37
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 621,013,450 $ 5,934 $ — $ 621,019,384
Investment Companies .................................... 451,470,147 — — 451,470,147
Short-Term Securities
Money Market Funds ...................................... 328,009,940 — — 328,009,940
$ 1,400,493,537 $ 5,934 $ — $ 1,400,499,471
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 47,277 $ — $ — $ 47,277
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
Russell Mid-Cap ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.8%
Axon Enterprise, Inc.
(a)
................ 205,796 $ 64,389,452
BWX Technologies, Inc. ............... 267,477 27,448,490
Curtiss-Wright Corp. .................. 111,559 28,552,410
HEICO Corp.
(b)
..................... 132,056 25,222,696
HEICO Corp. , Class A ................. 237,058 36,492,709
Hexcel Corp. ....................... 247,920 18,060,972
Howmet Aerospace, Inc. ............... 1,108,248 75,837,411
Huntington Ingalls Industries, Inc. ......... 114,360 33,332,509
Mercury Systems, Inc.
(a) (b)
.............. 155,983 4,601,499
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 335,901 12,115,949
Textron, Inc. ....................... 571,154 54,790,803
TransDigm Group, Inc. ................ 154,853 190,716,955
Woodward, Inc. ..................... 175,241 27,008,143
598,569,998
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 335,131 25,516,874
Expeditors International of Washington, Inc. .. 422,347 51,344,725
GXO Logistics, Inc.
(a)
................. 343,506 18,466,883
95,328,482
Automobile Components — 0.4%
Aptiv plc
(a)
......................... 791,207 63,019,638
BorgWarner, Inc. .................... 681,157 23,663,394
Gentex Corp. ...................... 685,624 24,764,739
Lear Corp. ........................ 169,755 24,594,104
Phinia, Inc. ........................ 140,093 5,383,774
QuantumScape Corp. , Class A
(a) (b)
........ 983,058 6,183,435
147,609,084
Automobiles — 0.2%
Harley-Davidson, Inc. ................. 373,848 16,352,111
Lucid Group, Inc.
(a) (b)
.................. 2,174,723 6,197,961
Rivian Automotive, Inc. , Class A
(a) (b)
........ 1,972,637 21,600,375
Thor Industries, Inc. .................. 151,134 17,734,064
61,884,511
Banks — 2.5%
Bank OZK ........................ 312,528 14,207,523
BOK Financial Corp. .................. 84,039 7,731,588
Citizens Financial Group, Inc. ........... 1,358,247 49,290,784
Columbia Banking System, Inc. .......... 606,892 11,743,360
Comerica, Inc. ...................... 385,660 21,207,443
Commerce Bancshares, Inc. ............ 352,108 18,732,146
Cullen/Frost Bankers, Inc. .............. 173,684 19,551,608
East West Bancorp, Inc. ............... 410,085 32,441,824
Fifth Third Bancorp .................. 1,983,393 73,802,054
First Citizens BancShares, Inc. , Class A ..... 31,783 51,965,205
First Hawaiian, Inc. .................. 376,145 8,260,144
First Horizon Corp. ................... 1,624,294 25,014,128
FNB Corp. ........................ 1,043,904 14,719,046
Huntington Bancshares, Inc. ............ 4,208,887 58,713,974
KeyCorp .......................... 2,730,807 43,174,059
M&T Bank Corp. .................... 483,351 70,298,569
New York Community Bancorp, Inc.
(b)
...... 2,062,382 6,640,870
NU Holdings Ltd. , Class A
(a)
............. 6,831,406 81,498,674
Pinnacle Financial Partners, Inc. .......... 220,705 18,954,145
Popular, Inc. ....................... 207,577 18,285,458
Prosperity Bancshares, Inc. ............. 255,805 16,826,853
Regions Financial Corp. ............... 2,707,061 56,956,563
Synovus Financial Corp. ............... 421,791 16,896,947
TFS Financial Corp. .................. 149,476 1,877,419
Webster Financial Corp. ............... 500,776 25,424,397
Western Alliance Bancorp .............. 316,942 20,344,507
Wintrust Financial Corp. ............... 178,751 18,659,817
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA ................... 426,961 $ 18,530,107
821,749,212
Beverages — 0.3%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 27,509 8,374,290
Brown-Forman Corp. , Class A ........... 144,336 7,642,591
Brown-Forman Corp. , Class B, NVS ....... 535,369 27,635,748
Celsius Holdings, Inc.
(a) (b)
............... 419,820 34,811,474
Molson Coors Beverage Co. , Class B ...... 512,263 34,449,687
112,913,790
Biotechnology — 1.4%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
.......... 365,812 54,670,603
Apellis Pharmaceuticals, Inc.
(b)
........... 295,341 17,360,144
Biogen, Inc. ....................... 421,138 90,809,987
BioMarin Pharmaceutical, Inc. ........... 545,743 47,665,194
Exact Sciences Corp.
(b)
................ 520,861 35,970,661
Exelixis, Inc. ....................... 895,768 21,256,575
Incyte Corp. ....................... 540,109 30,770,010
Ionis Pharmaceuticals, Inc.
(b)
............ 418,891 18,158,925
Natera, Inc.
(b)
...................... 317,429 29,032,056
Neurocrine Biosciences, Inc. ............ 282,811 39,005,293
Roivant Sciences Ltd. ................. 1,060,686 11,179,630
Sarepta Therapeutics, Inc. .............. 260,924 33,779,221
Ultragenyx Pharmaceutical, Inc. .......... 232,504 10,855,612
United Therapeutics Corp.
(b)
............. 131,607 30,232,760
470,746,671
Broadline Retail — 0.6%
Coupang, Inc. , Class A
(a)
............... 3,197,294 56,879,860
eBay, Inc. ......................... 1,518,373 80,139,727
Etsy, Inc.
(a) (b)
....................... 347,616 23,888,171
Kohl's Corp. ....................... 328,017 9,561,696
Macy's, Inc. ....................... 795,222 15,896,488
Nordstrom, Inc. ..................... 338,906 6,869,625
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 179,991 14,321,884
207,557,451
Building Products — 2.4%
A O Smith Corp. .................... 354,210 31,687,627
Advanced Drainage Systems, Inc. ........ 195,363 33,649,323
Allegion plc ........................ 256,018 34,488,185
Armstrong World Industries, Inc. .......... 129,032 16,028,355
AZEK Co., Inc. (The) , Class A
(a)
.......... 418,904 21,037,359
Builders FirstSource, Inc.
(a) (b)
............ 354,895 74,013,352
Carlisle Cos., Inc. ................... 141,221 55,337,449
Carrier Global Corp. .................. 2,435,260 141,561,664
Fortune Brands Innovations, Inc. ......... 368,998 31,243,061
Hayward Holdings, Inc.
(a)
............... 397,464 6,085,174
Lennox International, Inc. .............. 93,449 45,674,133
Masco Corp. ....................... 658,262 51,923,706
Owens Corning ..................... 258,646 43,142,153
Trane Technologies plc ................ 664,997 199,632,099
Trex Co., Inc.
(a) (b)
.................... 317,391 31,659,752
817,163,392
Capital Markets — 5.1%
Affiliated Managers Group, Inc. .......... 98,599 16,512,375
Ameriprise Financial, Inc. .............. 292,898 128,418,199
Ares Management Corp. , Class A ......... 489,147 65,046,768
Bank of New York Mellon Corp. (The) ...... 2,222,950 128,086,379
Blue Owl Capital, Inc. , Class A ........... 1,335,633 25,190,038
Carlyle Group, Inc. (The) ............... 617,389 28,961,718
CBOE Global Markets, Inc. ............. 307,670 56,528,209
Coinbase Global, Inc. , Class A
(a)
.......... 500,695 132,744,258
Evercore, Inc. , Class A ................ 103,276 19,889,925
FactSet Research Systems, Inc. .......... 112,299 51,027,543

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Franklin Resources, Inc. ............... 881,362 $ 24,775,086
Houlihan Lokey, Inc. , Class A ............ 148,326 19,013,910
Interactive Brokers Group, Inc. , Class A
(b)
.... 303,323 33,884,212
Invesco Ltd. ....................... 1,062,885 17,633,262
Janus Henderson Group plc ............ 391,799 12,886,269
Jefferies Financial Group, Inc. ........... 531,352 23,432,623
KKR & Co., Inc. ..................... 1,938,563 194,980,667
Lazard, Inc. ....................... 320,459 13,417,618
LPL Financial Holdings, Inc. ............. 220,654 58,296,787
MarketAxess Holdings, Inc. ............. 108,135 23,708,599
Morningstar, Inc. .................... 75,333 23,230,437
MSCI, Inc. ........................ 224,258 125,685,396
Nasdaq, Inc. ....................... 1,075,841 67,885,567
Northern Trust Corp. .................. 592,702 52,703,062
Raymond James Financial, Inc. .......... 553,031 71,020,241
Robinhood Markets, Inc. , Class A
(a) (b)
....... 1,856,504 37,371,425
SEI Investments Co. .................. 294,731 21,191,159
State Street Corp. ................... 882,622 68,244,333
Stifel Financial Corp. ................. 287,887 22,504,127
T. Rowe Price Group, Inc. .............. 644,414 78,566,955
TPG, Inc. , Class A ................... 213,208 9,530,398
Tradeweb Markets, Inc. , Class A .......... 335,440 34,942,785
Virtu Financial, Inc. , Class A ............. 256,893 5,271,444
XP, Inc. , Class A .................... 946,517 24,287,626
1,716,869,400
Chemicals — 2.6%
Albemarle Corp. .................... 342,285 45,092,626
Ashland, Inc. ....................... 145,561 14,173,275
Axalta Coating Systems Ltd.
(a)
........... 643,938 22,145,028
Celanese Corp. ..................... 288,815 49,635,746
CF Industries Holdings, Inc. ............. 562,027 46,766,267
Chemours Co. (The) .................. 440,011 11,554,689
Corteva, Inc. ....................... 2,062,772 118,960,061
DuPont de Nemours, Inc. .............. 1,258,128 96,460,674
Eastman Chemical Co. ................ 345,693 34,645,353
Element Solutions, Inc. ................ 651,556 16,275,869
FMC Corp. ........................ 364,917 23,245,213
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 4,571,620 5,303,079
Huntsman Corp. .................... 483,322 12,580,872
International Flavors & Fragrances, Inc. ..... 746,674 64,206,497
LyondellBasell Industries NV , Class A ...... 755,743 77,297,394
Mosaic Co. (The) .................... 950,192 30,843,232
NewMarket Corp. .................... 18,320 11,626,238
Olin Corp. ......................... 355,757 20,918,512
PPG Industries, Inc. .................. 686,078 99,412,702
RPM International, Inc. ................ 371,791 44,224,539
Scotts Miracle-Gro Co. (The) ............ 122,234 9,117,434
Westlake Corp. ..................... 94,708 14,471,382
868,956,682
Commercial Services & Supplies — 1.8%
Cintas Corp. ....................... 253,261 173,997,905
Clean Harbors, Inc.
(a) (b)
................ 147,616 29,716,577
Copart, Inc.
(a) (b)
..................... 2,508,375 145,285,080
Driven Brands Holdings, Inc.
(a) (b)
.......... 188,247 2,972,420
MSA Safety, Inc. .................... 108,347 20,974,896
RB Global, Inc.
(b)
.................... 531,825 40,509,110
Republic Services, Inc. ................ 603,422 115,519,107
Rollins, Inc. ........................ 748,093 34,614,263
Stericycle, Inc.
(a) (b)
................... 269,577 14,220,187
Tetra Tech, Inc. ..................... 154,883 28,608,439
Vestis Corp. ....................... 349,374 6,732,437
613,150,421
Security
Shares
Shares Value
Communications Equipment — 0.3%
Ciena Corp.
(a)
...................... 420,116 $ 20,774,736
F5, Inc.
(a)
......................... 172,855 32,771,580
Juniper Networks, Inc. ................ 928,355 34,404,836
Lumentum Holdings, Inc.
(a) (b)
............ 198,140 9,381,929
Ubiquiti, Inc. ....................... 12,892 1,493,538
Viasat, Inc.
(a) (b)
...................... 349,307 6,318,964
105,145,583
Construction & Engineering — 0.8%
AECOM .......................... 396,060 38,845,565
EMCOR Group, Inc. .................. 135,321 47,389,414
MasTec, Inc.
(a)
...................... 183,131 17,076,966
MDU Resources Group, Inc. ............ 591,671 14,910,109
Quanta Services, Inc. ................. 420,292 109,191,862
Valmont Industries, Inc. ................ 61,309 13,995,618
WillScot Mobile Mini Holdings Corp.
(a)
...... 543,370 25,266,705
266,676,239
Construction Materials — 0.7%
Eagle Materials, Inc. .................. 99,454 27,026,624
Martin Marietta Materials, Inc.
(b)
.......... 180,515 110,825,379
Vulcan Materials Co. ................. 387,392 105,727,025
243,579,028
Consumer Finance — 0.7%
Ally Financial, Inc. ................... 785,812 31,896,109
Credit Acceptance Corp.
(a) (b)
............. 18,564 10,238,974
Discover Financial Services ............. 729,863 95,677,741
OneMain Holdings, Inc. ................ 327,258 16,719,611
SLM Corp. ........................ 639,171 13,927,536
SoFi Technologies, Inc.
(a) (b)
............. 2,801,474 20,450,760
Synchrony Financial .................. 1,186,849 51,176,929
240,087,660
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc. , Class A ........... 1,216,597 26,083,840
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 388,990 29,427,094
Casey's General Stores, Inc. ............ 108,742 34,628,890
Dollar Tree, Inc.
(a) (b)
.................. 600,976 80,019,954
Grocery Outlet Holding Corp.
(a) (b)
.......... 279,989 8,058,083
Kroger Co. (The) .................... 1,908,051 109,006,954
Maplebear, Inc.
(a)
.................... 66,144 2,466,510
Performance Food Group Co.
(a)
.......... 446,977 33,362,363
US Foods Holding Corp.
(a) (b)
............. 660,770 35,661,757
Walgreens Boots Alliance, Inc. ........... 2,094,735 45,434,802
404,150,247
Containers & Packaging — 1.3%
Amcor plc ......................... 4,209,711 40,034,352
AptarGroup, Inc. .................... 191,315 27,528,315
Ardagh Group SA , Class A ............. 58,704 393,610
Ardagh Metal Packaging SA ............ 423,698 1,453,284
Avery Dennison Corp. ................. 235,488 52,572,696
Ball Corp. ......................... 901,082 60,696,883
Berry Global Group, Inc. ............... 338,221 20,455,606
Crown Holdings, Inc. ................. 309,623 24,540,719
Graphic Packaging Holding Co. .......... 892,364 26,039,182
International Paper Co. ................ 1,013,832 39,559,725
Packaging Corp. of America ............ 258,092 48,980,700
Sealed Air Corp. .................... 419,777 15,615,704
Silgan Holdings, Inc. .................. 235,386 11,430,344
Sonoco Products Co. ................. 288,271 16,673,595
WestRock Co. ...................... 741,040 36,644,428
422,619,143

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors — 0.5%
Genuine Parts Co. ................... 410,163 $ 63,546,554
LKQ Corp. ........................ 780,702 41,697,294
Pool Corp. ........................ 110,843 44,725,150
149,968,998
Diversified Consumer Services — 0.3%
ADT, Inc. ......................... 746,109 5,013,852
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 169,051 19,163,621
Grand Canyon Education, Inc.
(a)
.......... 87,870 11,968,773
H&R Block, Inc. ..................... 423,654 20,805,648
Mister Car Wash, Inc.
(a) (b)
............... 235,345 1,823,924
Service Corp. International ............. 418,708 31,072,321
89,848,139
Diversified REITs — 0.1%
WP Carey, Inc. ..................... 632,314 35,687,802
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a) (b)
.... 718,542 17,604,279
Iridium Communications, Inc. ............ 363,145 9,499,873
27,104,152
Electric Utilities — 2.6%
Alliant Energy Corp. .................. 744,176 37,506,471
Avangrid, Inc. ...................... 210,670 7,676,815
Constellation Energy Corp. ............. 940,131 173,783,215
Edison International .................. 1,103,796 78,071,491
Entergy Corp. ...................... 618,943 65,409,896
Evergy, Inc. ........................ 652,062 34,807,070
Eversource Energy .................. 1,018,842 60,896,186
FirstEnergy Corp. ................... 1,592,749 61,511,966
Hawaiian Electric Industries, Inc. ......... 329,267 3,710,839
IDACORP, Inc. ..................... 147,180 13,671,550
NRG Energy, Inc. .................... 654,400 44,296,336
OGE Energy Corp. ................... 587,008 20,134,374
PG&E Corp. ....................... 5,954,411 99,795,928
Pinnacle West Capital Corp. ............ 331,342 24,761,188
PPL Corp. ........................ 2,159,377 59,447,649
Xcel Energy, Inc. .................... 1,611,317 86,608,289
872,089,263
Electrical Equipment — 1.5%
Acuity Brands, Inc. ................... 89,940 24,169,576
AMETEK, Inc. ...................... 672,702 123,037,196
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 1,061,766 2,017,355
Generac Holdings, Inc.
(a) (b)
.............. 174,645 22,029,720
Hubbell, Inc. ....................... 156,675 65,027,959
nVent Electric plc .................... 480,104 36,199,842
Plug Power, Inc.
(a) (b)
.................. 1,541,596 5,303,090
Regal Rexnord Corp. ................. 192,876 34,736,968
Rockwell Automation, Inc. .............. 336,060 97,904,360
Sensata Technologies Holding plc ......... 444,715 16,338,829
Sunrun, Inc.
(a) (b)
..................... 632,875 8,341,292
Vertiv Holdings Co. , Class A
(b)
........... 1,001,854 81,821,416
516,927,603
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp. , Class A .............. 1,704,383 196,600,579
Arrow Electronics, Inc.
(a)
............... 157,231 20,355,125
Avnet, Inc. ........................ 265,336 13,155,359
CDW Corp. ........................ 395,277 101,103,951
Cognex Corp. ...................... 506,239 21,474,658
Coherent Corp.
(a) (b)
................... 380,835 23,086,218
Corning, Inc. ....................... 2,222,279 73,246,316
Crane NXT Co. ..................... 142,219 8,803,356
IPG Photonics Corp.
(a)
................ 88,455 8,021,984
Jabil, Inc.
(b)
........................ 363,833 48,735,430
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
(a) (b)
........... 510,170 $ 79,780,385
Littelfuse, Inc. ...................... 71,296 17,278,586
TD SYNNEX Corp. ................... 170,968 19,336,481
Teledyne Technologies, Inc.
(a)
............ 136,289 58,511,593
Trimble, Inc.
(a)
...................... 720,749 46,387,406
Vontier Corp. ....................... 453,710 20,580,286
Zebra Technologies Corp. , Class A
(a)
....... 149,701 45,125,869
801,583,582
Energy Equipment & Services — 0.8%
Baker Hughes Co. , Class A ............. 2,920,797 97,846,700
Halliburton Co. ..................... 2,627,219 103,564,973
NOV, Inc. ......................... 1,148,393 22,416,631
TechnipFMC plc ..................... 1,267,339 31,822,882
255,651,186
Entertainment — 1.6%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
718,226 2,671,801
Electronic Arts, Inc. .................. 791,457 105,002,600
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 68,719 4,036,554
Liberty Media Corp.-Liberty Formula One , Class
C, NVS
(a)
....................... 565,205 37,077,448
Liberty Media Corp.-Liberty Live , Class A
(a)
... 56,319 2,385,110
Liberty Media Corp.-Liberty Live , Class C,
NVS
(a)
......................... 134,355 5,887,436
Live Nation Entertainment, Inc.
(a) (b)
........ 456,610 48,295,640
Madison Square Garden Sports Corp.
(a)
..... 54,608 10,076,268
Playtika Holding Corp. ................ 67,826 478,173
ROBLOX Corp. , Class A
(a) (b)
............. 1,371,429 52,361,159
Roku, Inc. , Class A
(a) (b)
................ 364,550 23,757,724
Spotify Technology SA
(a)
............... 409,089 107,958,587
Take-Two Interactive Software, Inc.
(a) (b)
..... 481,602 71,513,081
TKO Group Holdings, Inc. .............. 180,279 15,577,908
Warner Bros Discovery, Inc.
(a) (b)
.......... 6,442,897 56,246,491
543,325,980
Financial Services — 2.5%
Affirm Holdings, Inc. , Class A
(a) (b)
.......... 657,777 24,508,771
Apollo Global Management, Inc. .......... 1,525,266 171,516,162
Block, Inc. , Class A
(a)
................. 1,612,154 136,355,985
Corpay, Inc.
(a)
...................... 205,793 63,495,372
Equitable Holdings, Inc. ............... 973,327 36,996,159
Euronet Worldwide, Inc.
(a)
.............. 129,382 14,222,963
Fidelity National Information Services, Inc. ... 1,732,377 128,507,726
Global Payments, Inc. ................ 754,446 100,839,252
Jack Henry & Associates, Inc. ........... 213,592 37,107,338
MGIC Investment Corp. ............... 800,261 17,893,836
NCR Atleos Corp.
(a)
.................. 196,469 3,880,263
Rocket Cos., Inc. , Class A
(a) (b)
............ 359,339 5,228,383
Shift4 Payments, Inc. , Class A
(a) (b)
......... 158,096 10,445,403
Toast, Inc. , Class A
(a) (b)
................ 1,078,264 26,870,339
UWM Holdings Corp. , Class A ........... 285,069 2,069,601
Voya Financial, Inc. .................. 285,064 21,071,931
Western Union Co. (The) .............. 783,130 10,948,157
WEX, Inc.
(a) (b)
....................... 124,146 29,488,399
841,446,040
Food Products — 1.4%
Bunge Global SA .................... 422,738 43,339,100
Campbell Soup Co. .................. 559,128 24,853,240
Conagra Brands, Inc. ................. 1,387,419 41,123,099
Darling Ingredients, Inc.
(a) (b)
............. 462,727 21,521,433
Flowers Foods, Inc. .................. 549,528 13,051,290
Freshpet, Inc.
(a)
..................... 127,604 14,784,199
Hormel Foods Corp. .................. 843,846 29,441,787

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Ingredion, Inc. ...................... 190,120 $ 22,215,522
J M Smucker Co. (The) ................ 300,704 37,849,612
Kellanova ......................... 760,324 43,558,962
Lamb Weston Holdings, Inc. ............ 425,168 45,293,147
McCormick & Co., Inc. (Non-Voting) , NVS ... 732,874 56,292,052
Pilgrim's Pride Corp.
(a)
................ 124,374 4,268,516
Post Holdings, Inc.
(a) (b)
................. 151,259 16,075,807
Seaboard Corp.
(b)
.................... 621 2,002,054
Tyson Foods, Inc. , Class A ............. 812,780 47,734,569
WK Kellogg Co. ..................... 197,964 3,721,723
467,126,112
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 439,542 52,248,357
National Fuel Gas Co. ................ 259,298 13,929,489
UGI Corp. ......................... 616,680 15,133,327
81,311,173
Ground Transportation — 1.1%
Avis Budget Group, Inc. ............... 54,313 6,651,170
Hertz Global Holdings, Inc.
(a) (b)
........... 386,730 3,028,096
JB Hunt Transport Services, Inc. ......... 239,995 47,819,004
Knight-Swift Transportation Holdings, Inc. ... 456,504 25,116,850
Landstar System, Inc. ................. 105,023 20,244,233
Lyft, Inc. , Class A
(a)
................... 1,018,965 19,716,973
Old Dominion Freight Line, Inc. .......... 576,678 126,471,252
Ryder System, Inc. ................... 128,872 15,489,126
Saia, Inc.
(a) (b)
....................... 77,703 45,456,255
Schneider National, Inc. , Class B ......... 162,710 3,683,754
U-Haul Holding Co. , NVS
(b)
............. 293,831 19,592,651
U-Haul Holding Co.
(a)
................. 22,225 1,501,077
XPO, Inc.
(a)
........................ 333,571 40,705,669
375,476,110
Health Care Equipment & Supplies — 3.0%
Align Technology, Inc.
(a)
................ 223,088 73,155,017
Baxter International, Inc. ............... 1,478,106 63,174,250
Cooper Cos., Inc. (The) ............... 568,633 57,693,504
Dentsply Sirona, Inc. ................. 618,805 20,538,138
Dexcom, Inc.
(a) (b)
.................... 1,130,490 156,798,963
Enovis Corp.
(a) (b)
..................... 155,704 9,723,715
Envista Holdings Corp.
(a)
............... 476,835 10,194,732
Globus Medical, Inc. , Class A
(a)
.......... 347,057 18,616,138
Hologic, Inc.
(a)
...................... 674,970 52,620,661
ICU Medical, Inc.
(a)
................... 60,277 6,468,928
IDEXX Laboratories, Inc.
(a)
.............. 240,708 129,965,471
Inspire Medical Systems, Inc.
(a) (b)
......... 85,360 18,334,474
Insulet Corp.
(a)
...................... 202,310 34,675,934
Integra LifeSciences Holdings Corp.
(a)
...... 198,134 7,023,850
Masimo Corp.
(a) (b)
.................... 126,732 18,610,594
Novocure Ltd.
(a)
..................... 315,414 4,929,921
Penumbra, Inc.
(a) (b)
................... 105,785 23,609,096
QuidelOrtho Corp.
(a)
.................. 156,356 7,495,707
ResMed, Inc. ...................... 423,963 83,957,393
Shockwave Medical, Inc.
(a)
.............. 106,043 34,530,782
STERIS plc ........................ 289,902 65,175,768
Tandem Diabetes Care, Inc.
(a) (b)
.......... 192,176 6,804,952
Teleflex, Inc. ....................... 136,906 30,964,030
Zimmer Biomet Holdings, Inc. ........... 613,262 80,938,319
1,016,000,337
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(a)
............ 263,243 20,854,111
agilon health, Inc.
(a) (b)
................. 883,412 5,388,813
Amedisys, Inc.
(a)
.................... 94,333 8,693,729
Cardinal Health, Inc. .................. 720,927 80,671,731
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cencora, Inc. ...................... 491,568 $ 119,446,108
Chemed Corp. ...................... 42,900 27,538,797
DaVita, Inc.
(a) (b)
..................... 157,415 21,731,141
Encompass Health Corp. .............. 289,655 23,919,710
Henry Schein, Inc.
(a) (b)
................. 379,947 28,693,597
Laboratory Corp. of America Holdings ...... 247,416 54,050,499
Molina Healthcare, Inc.
(a)
............... 168,824 69,357,964
Premier, Inc. , Class A ................. 351,454 7,767,133
Quest Diagnostics, Inc. ................ 327,559 43,601,379
R1 RCM, Inc.
(a)
..................... 458,466 5,905,042
Tenet Healthcare Corp.
(a)
............... 295,241 31,032,782
Universal Health Services, Inc. , Class B .... 171,774 31,341,884
579,994,420
Health Care REITs — 0.9%
Healthcare Realty Trust, Inc. , Class A ...... 1,117,678 15,815,144
Healthpeak Properties, Inc. ............. 2,068,287 38,780,381
Medical Properties Trust, Inc.
(b)
........... 1,728,887 8,125,769
Omega Healthcare Investors, Inc. ......... 717,712 22,729,939
Ventas, Inc. ....................... 1,169,900 50,937,446
Welltower, Inc. ...................... 1,619,820 151,355,981
287,744,660
Health Care Technology — 0.4%
(a)
Certara, Inc.
(b)
...................... 354,376 6,336,243
Doximity, Inc. , Class A
(b)
............... 328,917 8,851,157
Teladoc Health, Inc.
(b)
................. 492,203 7,432,265
Veeva Systems, Inc. , Class A ............ 423,516 98,124,422
120,744,087
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. ............. 2,039,480 42,176,447
Park Hotels & Resorts, Inc. ............. 606,227 10,602,910
52,779,357
Hotels, Restaurants & Leisure — 3.4%
Aramark .......................... 758,844 24,677,607
Boyd Gaming Corp. .................. 209,398 14,096,673
Caesars Entertainment, Inc.
(a)
........... 599,508 26,222,480
Carnival Corp.
(a)
..................... 2,904,510 47,459,693
Cava Group, Inc.
(a) (b)
.................. 140,148 9,817,367
Choice Hotels International, Inc.
(b)
......... 86,665 10,950,123
Churchill Downs, Inc. ................. 207,942 25,732,823
Darden Restaurants, Inc. .............. 347,843 58,141,957
Domino's Pizza, Inc. .................. 101,981 50,672,319
DoorDash, Inc. , Class A
(a)
.............. 906,310 124,817,013
DraftKings, Inc. , Class A
(a)
.............. 1,223,234 55,547,056
Expedia Group, Inc.
(a)
................. 388,055 53,454,576
Hilton Worldwide Holdings, Inc.
(b)
......... 728,188 155,329,782
Hyatt Hotels Corp. , Class A
(b)
............ 127,980 20,428,168
Marriott Vacations Worldwide Corp. ........ 104,334 11,239,902
MGM Resorts International
(a)
............ 801,595 37,843,300
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 1,237,667 25,904,370
Penn Entertainment, Inc.
(a) (b)
............ 434,828 7,918,218
Planet Fitness, Inc. , Class A
(a)
........... 251,564 15,755,453
Royal Caribbean Cruises Ltd.
(a) (b)
......... 684,471 95,148,314
Texas Roadhouse, Inc. ................ 195,659 30,223,446
Travel + Leisure Co. .................. 207,287 10,148,772
Vail Resorts, Inc. .................... 110,558 24,635,639
Wendy's Co. (The) ................... 495,644 9,337,933
Wingstop, Inc. ...................... 85,762 31,423,197
Wyndham Hotels & Resorts, Inc. ......... 238,604 18,312,857
Wynn Resorts Ltd. ................... 302,958 30,971,396
Yum! Brands, Inc. ................... 819,058 113,562,392
1,139,772,826

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 1.9%
DR Horton, Inc. ..................... 884,832 $ 145,599,106
Garmin Ltd. ........................ 447,769 66,659,371
Leggett & Platt, Inc. .................. 389,012 7,449,580
Lennar Corp. , Class A ................. 708,204 121,796,924
Lennar Corp. , Class B
(b)
............... 38,950 6,005,311
Mohawk Industries, Inc.
(a) (b)
............. 155,626 20,369,887
Newell Brands, Inc. .................. 1,122,802 9,016,100
NVR, Inc.
(a) (b)
....................... 8,517 68,987,359
PulteGroup, Inc. .................... 626,448 75,562,158
Tempur Sealy International, Inc. .......... 488,069 27,732,080
Toll Brothers, Inc. .................... 302,813 39,174,918
TopBuild Corp.
(a)
.................... 92,425 40,734,470
Whirlpool Corp. ..................... 157,213 18,807,391
647,894,655
Household Products — 0.4%
Church & Dwight Co., Inc. .............. 713,618 74,437,493
Clorox Co. (The) .................... 361,860 55,404,385
Reynolds Consumer Products, Inc. ........ 162,696 4,646,598
Spectrum Brands Holdings, Inc. .......... 88,066 7,838,755
142,327,231
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 1,957,736 35,102,207
Brookfield Renewable Corp. ............ 394,203 9,685,568
Clearway Energy, Inc. , Class A ........... 109,369 2,352,527
Clearway Energy, Inc. , Class C .......... 235,175 5,420,784
Vistra Corp. ....................... 1,033,793 72,003,682
124,564,768
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............. 826,889 20,606,074
EastGroup Properties, Inc. ............. 134,089 24,105,179
First Industrial Realty Trust, Inc. .......... 387,764 20,373,121
Rexford Industrial Realty, Inc. ........... 615,541 30,961,712
STAG Industrial, Inc. ................. 533,559 20,510,008
116,556,094
Insurance — 5.0%
Aflac, Inc. ......................... 1,696,608 145,670,763
Allstate Corp. (The) .................. 767,120 132,719,431
American Financial Group, Inc. .......... 210,267 28,697,240
Arch Capital Group Ltd.
(a)
.............. 1,046,121 96,703,425
Arthur J Gallagher & Co. ............... 627,213 156,828,339
Assurant, Inc. ...................... 153,979 28,985,007
Assured Guaranty Ltd. ................ 162,197 14,151,688
Axis Capital Holdings Ltd. .............. 227,368 14,783,467
Brighthouse Financial, Inc.
(a)
............ 189,503 9,766,985
Brown & Brown, Inc.
(b)
................. 693,776 60,733,151
Cincinnati Financial Corp. .............. 449,402 55,802,246
CNA Financial Corp. .................. 79,820 3,625,424
Everest Group Ltd. ................... 125,508 49,889,430
Fidelity National Financial, Inc. , Class A ..... 746,217 39,624,123
First American Financial Corp. ........... 292,129 17,834,476
Globe Life, Inc. ..................... 254,164 29,577,065
Hanover Insurance Group, Inc. (The) ...... 103,866 14,143,433
Hartford Financial Services Group, Inc. (The) . 862,777 88,909,170
Kemper Corp. ...................... 178,257 11,037,673
Kinsale Capital Group, Inc.
(b)
............ 63,939 33,551,351
Lincoln National Corp. ................ 489,910 15,642,826
Loews Corp.
(b)
...................... 534,818 41,870,901
Markel Group, Inc.
(a)
.................. 38,432 58,473,519
Old Republic International Corp. .......... 757,264 23,263,150
Primerica, Inc. ...................... 102,371 25,895,768
Principal Financial Group, Inc. ........... 694,629 59,953,429
Prudential Financial, Inc. ............... 1,060,222 124,470,063
Security
Shares
Shares Value
Insurance (continued)
Reinsurance Group of America, Inc. ....... 193,938 $ 37,406,761
RenaissanceRe Holdings Ltd. ........... 151,671 35,647,235
RLI Corp. ......................... 118,255 17,557,320
Ryan Specialty Holdings, Inc. , Class A ...... 283,705 15,745,628
Unum Group ....................... 475,886 25,536,043
White Mountains Insurance Group Ltd.
(b)
.... 7,269 13,042,767
Willis Towers Watson plc ............... 301,246 82,842,650
WR Berkley Corp. ................... 586,077 51,832,650
1,662,214,597
Interactive Media & Services — 0.4%
(a)
IAC, Inc. .......................... 218,330 11,645,722
Match Group, Inc.
(b)
.................. 791,358 28,710,468
Pinterest, Inc. , Class A
(b)
............... 1,712,888 59,385,827
TripAdvisor, Inc. ..................... 318,035 8,838,193
ZoomInfo Technologies, Inc.
(b)
........... 886,855 14,216,286
122,796,496
IT Services — 2.1%
Akamai Technologies, Inc.
(a)
............. 436,019 47,421,427
Amdocs Ltd. ....................... 335,739 30,340,734
Cloudflare, Inc. , Class A
(a) (b)
............. 859,818 83,256,177
Cognizant Technology Solutions Corp. , Class A 1,467,779 107,573,523
DXC Technology Co.
(a) (b)
............... 563,516 11,952,174
EPAM Systems, Inc.
(a)
................. 162,132 44,774,373
Gartner, Inc.
(a)
...................... 221,006 105,346,930
Globant SA
(a)
....................... 120,519 24,332,786
GoDaddy, Inc. , Class A
(a)
............... 410,887 48,764,069
Kyndryl Holdings, Inc.
(a) (b)
.............. 667,430 14,523,277
MongoDB, Inc. , Class A
(a) (b)
............. 198,114 71,051,605
Okta, Inc. , Class A
(a) (b)
................. 446,269 46,688,663
Twilio, Inc. , Class A
(a)
................. 496,435 30,357,000
VeriSign, Inc.
(a)
..................... 259,232 49,127,056
715,509,794
Leisure Products — 0.3%
Brunswick Corp. .................... 201,930 19,490,284
Hasbro, Inc. ....................... 383,099 21,652,755
Mattel, Inc.
(a) (b)
...................... 1,031,775 20,439,463
Peloton Interactive, Inc. , Class A
(a) (b)
....... 975,765 4,181,153
Polaris, Inc. ........................ 158,951 15,914,174
YETI Holdings, Inc.
(a) (b)
................ 253,662 9,778,670
91,456,499
Life Sciences Tools & Services — 2.9%
10X Genomics, Inc. , Class A
(a) (b)
.......... 267,924 10,055,188
Agilent Technologies, Inc. .............. 854,279 124,306,137
Avantor, Inc.
(a) (b)
..................... 1,967,791 50,316,416
Azenta, Inc.
(a) (b)
..................... 160,169 9,654,987
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 60,381 20,883,976
Bio-Techne Corp.
(b)
................... 453,572 31,926,933
Bruker Corp.
(b)
...................... 292,140 27,443,632
Charles River Laboratories International, Inc.
(a) (b)
148,683 40,285,659
Fortrea Holdings, Inc.
(a)
................ 261,872 10,511,542
ICON plc
(a)
........................ 238,060 79,976,257
Illumina, Inc.
(a)
...................... 461,958 63,436,073
IQVIA Holdings, Inc.
(a)
................. 531,877 134,506,375
Maravai LifeSciences Holdings, Inc. , Class A
(a)
338,353 2,933,520
Medpace Holdings, Inc.
(a)
.............. 68,022 27,491,091
Mettler-Toledo International, Inc.
(a)
........ 62,462 83,155,036
QIAGEN NV
(a)
...................... 649,908 27,939,545
Repligen Corp.
(a) (b)
................... 162,076 29,809,018
Revvity, Inc. ....................... 362,401 38,052,105
Sotera Health Co.
(a) (b)
................. 360,515 4,329,785
Waters Corp.
(a) (b)
.................... 171,295 58,964,878

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ....... 216,061 $ 85,497,498
961,475,651
Machinery — 5.1%
AGCO Corp. ....................... 183,104 22,525,454
Allison Transmission Holdings, Inc. ........ 261,831 21,250,204
CNH Industrial NV ................... 2,846,181 36,886,506
Crane Co. ......................... 140,184 18,943,064
Cummins, Inc. ...................... 398,281 117,353,497
Donaldson Co., Inc. .................. 354,418 26,467,936
Dover Corp. ....................... 407,667 72,234,516
Esab Corp. ........................ 165,160 18,261,741
Flowserve Corp. .................... 385,794 17,623,070
Fortive Corp. ....................... 1,032,417 88,808,510
Gates Industrial Corp. plc
(a)
............. 480,799 8,514,950
Graco, Inc. ........................ 487,459 45,557,918
IDEX Corp. ........................ 220,857 53,893,525
Ingersoll Rand, Inc.
(b)
................. 1,183,279 112,352,341
ITT, Inc. .......................... 241,221 32,813,293
Lincoln Electric Holdings, Inc. ........... 163,375 41,732,510
Middleby Corp. (The)
(a)
................ 155,708 25,036,289
Nordson Corp. ...................... 166,826 45,800,410
Oshkosh Corp. ..................... 189,883 23,680,309
Otis Worldwide Corp. ................. 1,207,479 119,866,440
PACCAR, Inc. ...................... 1,498,654 185,668,244
Parker-Hannifin Corp. ................. 373,545 207,612,576
Pentair plc ........................ 478,374 40,872,275
RBC Bearings, Inc.
(a) (b)
................ 82,972 22,431,480
Snap-on, Inc. ...................... 151,876 44,988,709
Stanley Black & Decker, Inc. ............ 446,900 43,764,917
Timken Co. (The) .................... 180,048 15,741,597
Toro Co. (The) ...................... 303,642 27,822,717
Westinghouse Air Brake Technologies Corp. .. 520,852 75,877,719
Xylem, Inc. ........................ 693,764 89,662,059
1,704,044,776
Marine Transportation — 0.1%
Kirby Corp.
(a)
....................... 173,462 16,534,398
Media — 1.2%
Cable One, Inc. ..................... 16,620 7,032,421
Fox Corp. , Class A, NVS ............... 716,663 22,410,052
Fox Corp. , Class B ................... 392,885 11,244,369
Interpublic Group of Cos., Inc. (The) ....... 1,127,193 36,780,308
Liberty Broadband Corp. , Class A
(a) (b)
....... 50,730 2,897,697
Liberty Broadband Corp. , Class C, NVS
(a)
... 339,743 19,443,492
Liberty Media Corp.-Liberty SiriusXM , NVS
(a)
. 449,448 13,353,100
Liberty Media Corp.-Liberty SiriusXM , Class A,
NVS
(a)
......................... 214,142 6,360,017
New York Times Co. (The) , Class A ........ 473,391 20,459,959
News Corp. , Class A, NVS ............. 1,112,365 29,121,716
News Corp. , Class B
(b)
................ 343,026 9,282,283
Nexstar Media Group, Inc. .............. 94,196 16,229,029
Omnicom Group, Inc. ................. 576,211 55,754,176
Paramount Global , Class A
(b)
............ 32,810 716,242
Paramount Global , Class B, NVS ......... 1,684,772 19,829,767
Sirius XM Holdings, Inc.
(b)
.............. 1,896,031 7,356,600
Trade Desk, Inc. (The) , Class A
(a) (b)
........ 1,288,048 112,601,156
390,872,384
Metals & Mining — 1.1%
Alcoa Corp. ........................ 524,067 17,708,224
Cleveland-Cliffs, Inc.
(a)
................ 1,457,804 33,150,463
MP Materials Corp. , Class A
(a) (b)
.......... 309,202 4,421,589
Nucor Corp. ....................... 718,014 142,094,970
Reliance, Inc. ...................... 166,626 55,683,077
Security
Shares
Shares Value
Metals & Mining (continued)
Royal Gold, Inc. ..................... 192,315 $ 23,425,890
SSR Mining, Inc. .................... 590,507 2,633,661
Steel Dynamics, Inc. .................. 444,648 65,910,173
United States Steel Corp. .............. 646,617 26,369,041
371,397,088
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp. ............... 2,040,475 20,200,703
Annaly Capital Management, Inc. ......... 1,468,672 28,918,152
Rithm Capital Corp. .................. 1,406,576 15,697,388
Starwood Property Trust, Inc. ............ 865,001 17,585,470
82,401,713
Multi-Utilities — 1.6%
Ameren Corp. ...................... 766,311 56,676,362
CenterPoint Energy, Inc. ............... 1,840,524 52,436,529
CMS Energy Corp. ................... 851,778 51,396,284
Consolidated Edison, Inc. .............. 1,015,003 92,172,422
DTE Energy Co. .................... 602,176 67,528,017
NiSource, Inc. ...................... 1,211,986 33,523,533
Public Service Enterprise Group, Inc. ...... 1,454,530 97,133,513
WEC Energy Group, Inc. ............... 921,661 75,686,801
526,553,461
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc. ....... 506,200 65,254,242
Boston Properties, Inc. ................ 458,478 29,943,198
Cousins Properties, Inc. ............... 445,966 10,721,023
Highwoods Properties, Inc. ............. 308,203 8,068,754
Kilroy Realty Corp. ................... 341,505 12,441,027
NET Lease Office Properties
(b)
........... 41,371 984,630
Vornado Realty Trust ................. 517,715 14,894,661
142,307,535
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp. ............... 991,983 13,947,281
Antero Resources Corp.
(a)
.............. 828,668 24,031,372
APA Corp. ........................ 1,063,458 36,561,686
Cheniere Energy, Inc. ................. 700,663 113,002,929
Chesapeake Energy Corp.
(b)
............ 364,004 32,334,475
Coterra Energy, Inc. .................. 2,183,572 60,877,987
Devon Energy Corp. .................. 1,874,862 94,080,575
Diamondback Energy, Inc. .............. 520,872 103,221,204
DT Midstream, Inc. ................... 283,050 17,294,355
EQT Corp. ........................ 1,052,285 39,008,205
Hess Corp. ........................ 811,705 123,898,651
HF Sinclair Corp. .................... 466,446 28,159,345
Marathon Oil Corp. ................... 1,703,957 48,290,142
New Fortress Energy, Inc. , Class A
(b)
....... 192,271 5,881,570
ONEOK, Inc. ....................... 1,700,548 136,332,933
Ovintiv, Inc. ........................ 748,699 38,857,478
Phillips 66 ......................... 1,285,224 209,928,487
Range Resources Corp. ............... 686,217 23,626,451
Southwestern Energy Co.
(a) (b)
............ 3,214,316 24,364,515
Targa Resources Corp. ................ 646,522 72,403,999
Texas Pacific Land Corp. ............... 54,145 31,323,424
Williams Cos., Inc. (The) ............... 3,560,615 138,757,167
1,416,184,231
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 188,082 15,781,961
Passenger Airlines — 0.7%
Alaska Air Group, Inc.
(a)
................ 365,316 15,704,936
American Airlines Group, Inc.
(a)
........... 1,895,978 29,103,262
Delta Air Lines, Inc. .................. 1,874,000 89,708,380
Southwest Airlines Co. ................ 1,736,872 50,699,294

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a) (b)
.......... 956,232 $ 45,784,388
231,000,260
Personal Care Products — 0.0%
(a)(b)
Coty, Inc. , Class A ................... 1,110,205 13,278,052
Olaplex Holdings, Inc. ................. 368,592 707,696
13,985,748
Pharmaceuticals — 0.5%
Catalent, Inc.
(a)
..................... 525,744 29,678,249
Elanco Animal Health, Inc.
(a)
............. 1,438,479 23,418,438
Jazz Pharmaceuticals plc
(a)
............. 179,006 21,555,902
Organon & Co. ..................... 755,605 14,205,374
Perrigo Co. plc ..................... 393,880 12,678,997
Royalty Pharma plc , Class A ............ 1,082,091 32,863,104
Viatris, Inc. ........................ 3,499,086 41,779,087
176,179,151
Professional Services — 2.6%
Booz Allen Hamilton Holding Corp. ........ 373,989 55,514,927
Broadridge Financial Solutions, Inc. ....... 342,378 70,139,557
CACI International, Inc. , Class A
(a)
........ 64,642 24,488,329
Clarivate plc
(a) (b)
..................... 1,374,768 10,214,526
Concentrix Corp.
(b)
................... 128,982 8,541,188
Dayforce, Inc.
(a) (b)
.................... 435,947 28,864,051
Dun & Bradstreet Holdings, Inc. .......... 804,011 8,072,270
Equifax, Inc. ....................... 356,404 95,345,198
FTI Consulting, Inc.
(a)
................. 97,684 20,541,968
Genpact Ltd. ....................... 519,495 17,117,360
Jacobs Solutions, Inc. ................. 368,024 56,576,329
KBR, Inc. ......................... 391,956 24,951,919
Leidos Holdings, Inc. ................. 398,008 52,174,869
ManpowerGroup, Inc. ................. 142,904 11,095,067
Paychex, Inc. ...................... 942,177 115,699,336
Paycom Software, Inc. ................ 150,743 29,999,364
Paycor HCM, Inc.
(a) (b)
................. 186,974 3,634,775
Paylocity Holding Corp.
(a) (b)
............. 123,028 21,143,592
Robert Half, Inc. .................... 302,713 23,999,087
Science Applications International Corp. .... 153,117 19,964,926
SS&C Technologies Holdings, Inc. ........ 635,520 40,908,422
TransUnion ........................ 563,494 44,966,821
Verisk Analytics, Inc. .................. 417,283 98,366,122
882,320,003
Real Estate Management & Development — 0.8%
(a)
CBRE Group, Inc. , Class A ............. 887,630 86,313,141
CoStar Group, Inc.
(b)
.................. 1,181,112 114,095,419
Howard Hughes Holdings, Inc.
(b)
.......... 99,680 7,238,762
Jones Lang LaSalle, Inc.
(b)
.............. 138,619 27,043,181
Zillow Group, Inc. , Class A
(b)
............ 159,021 7,610,745
Zillow Group, Inc. , Class C, NVS
(b)
........ 451,969 22,047,048
264,348,296
Residential REITs — 1.5%
American Homes 4 Rent , Class A ......... 974,474 35,841,154
Apartment Income REIT Corp. ........... 431,115 13,998,304
AvalonBay Communities, Inc. ........... 413,902 76,803,655
Camden Property Trust ................ 302,557 29,771,609
Equity LifeStyle Properties, Inc. .......... 518,899 33,417,096
Equity Residential ................... 1,090,153 68,799,556
Essex Property Trust, Inc. .............. 186,703 45,706,761
Invitation Homes, Inc. ................. 1,787,098 63,638,560
Mid-America Apartment Communities, Inc. ... 339,587 44,682,857
Sun Communities, Inc. ................ 359,125 46,176,292
UDR, Inc. ......................... 957,161 35,807,393
494,643,237
Security
Shares
Shares Value
Retail REITs — 1.3%
Agree Realty Corp. .................. 291,682 $ 16,660,876
Brixmor Property Group, Inc. ............ 879,666 20,628,168
Federal Realty Investment Trust .......... 236,578 24,159,345
Kimco Realty Corp. .................. 1,915,663 37,566,151
NNN REIT, Inc. ..................... 531,458 22,714,515
Realty Income Corp. .................. 2,431,620 131,550,642
Regency Centers Corp. ............... 528,794 32,023,765
Simon Property Group, Inc. ............. 948,814 148,479,903
433,783,365
Semiconductors & Semiconductor Equipment — 2.7%
Allegro MicroSystems, Inc.
(a) (b)
........... 223,862 6,035,320
Cirrus Logic, Inc.
(a)
................... 157,069 14,538,307
Enphase Energy, Inc.
(a) (b)
............... 389,884 47,168,166
Entegris, Inc. ....................... 435,857 61,255,343
First Solar, Inc.
(a) (b)
................... 310,474 52,408,011
GLOBALFOUNDRIES, Inc.
(a) (b)
........... 229,223 11,944,811
Lattice Semiconductor Corp.
(a) (b)
.......... 397,374 31,086,568
Marvell Technology, Inc. ............... 2,498,055 177,062,138
Microchip Technology, Inc. .............. 1,552,816 139,303,123
MKS Instruments, Inc.
(b)
............... 193,263 25,703,979
Monolithic Power Systems, Inc. .......... 134,413 91,054,054
ON Semiconductor Corp.
(a) (b)
............ 1,260,340 92,698,007
Qorvo, Inc.
(a)
....................... 285,540 32,788,558
Skyworks Solutions, Inc. ............... 464,530 50,317,890
Teradyne, Inc.
(b)
..................... 450,018 50,775,531
Universal Display Corp. ............... 136,823 23,047,834
Wolfspeed, Inc.
(a) (b)
................... 366,909 10,823,816
918,011,456
Software — 4.5%
ANSYS, Inc.
(a)
...................... 253,296 87,934,239
AppLovin Corp. , Class A
(a) (b)
............. 585,987 40,562,020
Aspen Technology, Inc.
(a)
............... 80,727 17,217,455
Bentley Systems, Inc. , Class B
(b)
.......... 569,460 29,737,201
BILL Holdings, Inc.
(a) (b)
................. 299,458 20,578,754
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 987,897 11,815,248
Confluent, Inc. , Class A
(a) (b)
............. 558,765 17,053,508
Crowdstrike Holdings, Inc. , Class A
(a)
....... 623,581 199,913,833
Datadog, Inc. , Class A
(a) (b)
.............. 814,473 100,668,863
DocuSign, Inc.
(a)
.................... 589,776 35,121,161
Dolby Laboratories, Inc. , Class A ......... 172,610 14,459,540
DoubleVerify Holdings, Inc.
(a)
............ 410,322 14,426,921
Dropbox, Inc. , Class A
(a)
............... 754,443 18,332,965
Dynatrace, Inc.
(a)
.................... 753,334 34,984,831
Elastic NV
(a)
....................... 234,186 23,474,805
Fair Isaac Corp.
(a)
.................... 70,877 88,568,608
Five9, Inc.
(a) (b)
...................... 210,701 13,086,639
Gen Digital, Inc. ..................... 1,622,681 36,348,054
Gitlab, Inc. , Class A
(a)
................. 265,140 15,462,965
Guidewire Software, Inc.
(a) (b)
............. 238,594 27,846,306
HashiCorp, Inc. , Class A
(a) (b)
............. 288,985 7,788,146
HubSpot, Inc.
(a) (b)
.................... 135,587 84,953,391
Informatica, Inc. , Class A
(a) (b)
............ 130,754 4,576,390
Manhattan Associates, Inc.
(a)
............ 179,981 45,036,646
nCino, Inc.
(a) (b)
...................... 207,309 7,749,210
NCR Voyix Corp.
(a)
................... 374,159 4,725,628
Nutanix, Inc. , Class A
(a) (b)
............... 709,318 43,779,107
Palantir Technologies, Inc. , Class A
(a)
...... 5,627,477 129,488,246
Pegasystems, Inc. ................... 124,199 8,028,223
Procore Technologies, Inc.
(a) (b)
........... 232,028 19,065,741
PTC, Inc.
(a)
........................ 334,929 63,281,485
RingCentral, Inc. , Class A
(a)
............. 243,846 8,471,210
SentinelOne, Inc. , Class A
(a)
............. 700,041 16,317,956
Smartsheet, Inc. , Class A
(a)
............. 376,892 14,510,342

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Teradata Corp.
(a)
.................... 288,196 $ 11,144,539
Tyler Technologies, Inc.
(a)
.............. 121,345 51,572,838
UiPath, Inc. , Class A
(a) (b)
............... 1,114,393 25,263,289
Unity Software, Inc.
(a) (b)
................ 852,792 22,769,546
Zoom Video Communications, Inc. , Class A
(a)
. 752,311 49,178,570
Zscaler, Inc.
(a) (b)
..................... 258,925 49,876,723
1,515,171,142
Specialized REITs — 1.9%
CubeSmart ........................ 652,989 29,528,163
Digital Realty Trust, Inc. ............... 883,128 127,205,757
EPR Properties ..................... 218,374 9,269,976
Extra Space Storage, Inc. .............. 611,779 89,931,513
Gaming & Leisure Properties, Inc. ........ 747,335 34,429,723
Iron Mountain, Inc. ................... 846,658 67,910,438
Lamar Advertising Co. , Class A .......... 253,820 30,308,646
National Storage Affiliates Trust .......... 219,088 8,579,486
Rayonier, Inc. ...................... 428,966 14,258,830
SBA Communications Corp. ............ 313,735 67,986,375
VICI Properties, Inc. .................. 3,025,251 90,122,227
Weyerhaeuser Co. ................... 2,139,456 76,827,865
646,358,999
Specialty Retail — 2.4%
Advance Auto Parts, Inc. ............... 174,561 14,853,395
AutoNation, Inc.
(a)
.................... 83,909 13,893,652
Bath & Body Works, Inc. ............... 659,597 32,993,042
Best Buy Co., Inc. ................... 561,608 46,068,704
Burlington Stores, Inc.
(a) (b)
.............. 188,991 43,881,820
CarMax, Inc.
(a) (b)
..................... 461,943 40,239,855
Dick's Sporting Goods, Inc. ............. 164,407 36,968,558
Five Below, Inc.
(a) (b)
................... 159,610 28,950,062
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 304,818 39,510,509
GameStop Corp. , Class A
(a) (b)
............ 781,141 9,779,885
Gap, Inc. (The) ..................... 573,007 15,786,343
GNC Holdings, Inc. , NVS
(a) (c)
............ 262,656 3
Lithia Motors, Inc. , Class A ............. 79,216 23,832,926
Murphy USA, Inc.
(b)
.................. 57,046 23,913,683
Penske Automotive Group, Inc.
(b)
......... 58,106 9,412,591
Petco Health & Wellness Co., Inc.
(a) (b)
...... 238,490 543,757
RH
(a) (b)
........................... 45,846 15,966,328
Ross Stores, Inc. .................... 966,156 141,793,055
Tractor Supply Co. ................... 315,386 82,542,824
Ulta Beauty, Inc.
(a)
................... 141,537 74,006,867
Valvoline, Inc.
(a)
..................... 378,485 16,869,076
Victoria's Secret & Co.
(a)
............... 224,849 4,357,574
Wayfair, Inc. , Class A
(a) (b)
............... 245,254 16,647,841
Williams-Sonoma, Inc. ................ 186,185 59,119,323
791,931,673
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co. .......... 3,798,025 67,338,983
HP, Inc. .......................... 2,523,504 76,260,291
NetApp, Inc. ....................... 601,012 63,088,230
Pure Storage, Inc. , Class A
(a)
............ 841,556 43,752,497
Western Digital Corp.
(a)
................ 948,493 64,725,162
315,165,163
Textiles, Apparel & Luxury Goods — 0.8%
Birkenstock Holding plc
(a) (b)
............. 73,633 3,479,159
Capri Holdings Ltd.
(a)
................. 330,759 14,983,383
Carter's, Inc. ....................... 106,871 9,049,836
Columbia Sportswear Co. .............. 102,497 8,320,707
Crocs, Inc.
(a)
....................... 173,305 24,921,259
Deckers Outdoor Corp.
(a)
............... 74,823 70,427,897
PVH Corp.
(b)
....................... 174,616 24,552,756
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp. , Class A ............ 114,621 $ 21,521,239
Skechers USA, Inc. , Class A
(a)
........... 388,777 23,816,479
Tapestry, Inc. ....................... 669,932 31,808,371
Under Armour, Inc. , Class A
(a) (b)
.......... 565,027 4,169,899
Under Armour, Inc. , Class C, NVS
(a) (b)
...... 603,913 4,311,939
VF Corp. ......................... 1,031,371 15,821,231
257,184,155
Trading Companies & Distributors — 2.0%
Air Lease Corp. , Class A ............... 302,707 15,571,248
Core & Main, Inc. , Class A
(a)
............. 506,255 28,983,099
Fastenal Co. ....................... 1,669,896 128,815,777
Ferguson plc ....................... 596,021 130,188,867
MSC Industrial Direct Co., Inc. , Class A ..... 136,381 13,234,412
SiteOne Landscape Supply, Inc.
(a) (b)
........ 130,171 22,721,348
United Rentals, Inc. .................. 197,755 142,603,108
Watsco, Inc. ....................... 98,115 42,382,737
WESCO International, Inc. .............. 129,515 22,183,329
WW Grainger, Inc. ................... 129,092 131,325,292
678,009,217
Water Utilities — 0.3%
American Water Works Co., Inc. .......... 569,427 69,589,674
Essential Utilities, Inc. ................. 731,818 27,113,857
96,703,531
Total Long-Term Investments — 99 .8%
(Cost: $ 22,919,790,557 ) ............................ 33,435,007,549
Short-Term Securities
Money Market Funds — 3.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(f)
.................. 1,022,991,753 1,023,503,249
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 36,144,065 36,144,065
Total Short-Term Securities — 3 .1%
(Cost: $ 1,058,846,447 ) ............................ 1,059,647,314
Total Investments — 102 .9%
(Cost: $ 23,978,637,004 ) ............................ 34,494,654,863
Liabilities in Excess of Other Assets — (2.9) % ............. (985,953,068)
Net Assets — 100.0% ...............................
$ 33,508,701,795
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
46
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,434,054,335 $ — $ (410,811,879)
(a)
$ 223,229 $ 37,564 $ 1,023,503,249 1,022,991,753 $ 11,716,481
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 26,292,390 9,851,675
(a)
— — — 36,144,065 36,144,065 2,423,000 —
$ 223,229 $ 37,564 $ 1,059,647,314 $ 14,139,481 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 E-Mini Index .................................................... 127 06/21/24 $ 18,505 $ 375,108
Russell 1000 Value E-Mini Index ................................................ 94 06/21/24 8,380 234,960
Russell 2000 E-Mini Index .................................................... 89 06/21/24 9,549 328,746
S&P Midcap 400 E-Mini Index ................................................. 116 06/21/24 35,698 1,183,792
$ 2,122,606
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 2,122,606 $ — $ — $ — $ 2,122,606
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 12,109,524 $ — $ — $ — $ 12,109,524
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 884,256 $ — $ — $ — $ 884,256

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
47
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 70,730,436
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 33,434,613,936 $ 393,610 $ 3 $ 33,435,007,549
Short-Term Securities
Money Market Funds ...................................... 1,059,647,314 — — 1,059,647,314
$ 34,494,261,250 $ 393,610 $ 3 $ 34,494,654,863
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,122,606 $ — $ — $ 2,122,606
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2024
iShares Annual Report to Shareholders
Schedule of Investments
March 31, 2024
iShares
®
Russell Mid-Cap Growth ETF
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.
(a)
................ 324,530 $ 101,538,946
BWX Technologies, Inc.
(b)
.............. 72,534 7,443,439
HEICO Corp.
(b)
..................... 187,084 35,733,044
HEICO Corp. , Class A ................. 336,337 51,775,718
Spirit AeroSystems Holdings, Inc. , Class A
(a)
.. 54,096 1,951,243
TransDigm Group, Inc. ................ 41,359 50,937,744
249,380,134
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 412,188 31,383,994
Expeditors International of Washington, Inc.
(b)
. 90,447 10,995,642
42,379,636
Banks — 0.6%
First Citizens BancShares, Inc. , Class A ..... 5,451 8,912,385
NU Holdings Ltd. , Class A
(a)
............. 7,385,280 88,106,390
97,018,775
Beverages — 0.7%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 39,887 12,142,401
Brown-Forman Corp. , Class A ........... 180,042 9,533,224
Brown-Forman Corp. , Class B, NVS ....... 664,430 34,297,876
Celsius Holdings, Inc.
(a) (b)
............... 662,840 54,962,693
110,936,194
Biotechnology — 2.6%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
.......... 464,485 69,417,283
Apellis Pharmaceuticals, Inc.
(b)
........... 465,087 27,337,814
BioMarin Pharmaceutical, Inc. ........... 101,142 8,833,742
Exact Sciences Corp.
(b)
................ 286,340 19,774,640
Exelixis, Inc.
(b)
...................... 1,042,960 24,749,441
Incyte Corp.
(b)
...................... 628,836 35,824,787
Ionis Pharmaceuticals, Inc.
(b)
............ 564,199 24,458,027
Natera, Inc.
(b)
...................... 500,797 45,802,894
Neurocrine Biosciences, Inc. ............ 445,901 61,498,666
Roivant Sciences Ltd. ................. 1,584,308 16,698,606
Sarepta Therapeutics, Inc. .............. 412,893 53,453,128
Ultragenyx Pharmaceutical, Inc. .......... 361,650 16,885,438
404,734,466
Broadline Retail — 0.8%
Coupang, Inc. , Class A
(a)
............... 5,052,676 89,887,106
eBay, Inc. ......................... 149,784 7,905,599
Etsy, Inc.
(a)
........................ 307,655 21,142,052
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 91,610 7,289,408
126,224,165
Building Products — 1.7%
A O Smith Corp. .................... 60,102 5,376,725
Advanced Drainage Systems, Inc.
(b)
....... 309,062 53,232,839
Allegion plc ........................ 373,604 50,328,195
Armstrong World Industries, Inc. .......... 59,007 7,329,849
Trane Technologies plc ................ 309,848 93,016,370
Trex Co., Inc.
(a)
..................... 501,357 50,010,361
259,294,339
Capital Markets — 4.9%
Ameriprise Financial, Inc. .............. 462,046 202,579,448
Ares Management Corp. , Class A ......... 770,526 102,464,547
Blue Owl Capital, Inc. , Class A ........... 314,940 5,939,768
FactSet Research Systems, Inc. .......... 176,984 80,419,760
Houlihan Lokey, Inc. , Class A ............ 17,483 2,241,146
KKR & Co., Inc. ..................... 753,146 75,751,425
LPL Financial Holdings, Inc. ............. 347,495 91,808,179
MarketAxess Holdings, Inc. ............. 170,504 37,383,002
Morningstar, Inc. .................... 118,293 36,478,012
Security
Shares
Shares Value
Capital Markets (continued)
MSCI, Inc. ........................ 177,078 $ 99,243,365
TPG, Inc. , Class A ................... 94,637 4,230,274
Tradeweb Markets, Inc. , Class A .......... 183,298 19,094,153
XP, Inc. , Class A .................... 122,600 3,145,916
760,778,995
Chemicals — 0.5%
Axalta Coating Systems Ltd.
(a)
........... 109,417 3,762,851
FMC Corp. ........................ 84,724 5,396,919
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
.. 628,599 729,175
PPG Industries, Inc. .................. 272,366 39,465,833
RPM International, Inc. ................ 111,796 13,298,134
Scotts Miracle-Gro Co. (The) ............ 192,961 14,392,961
77,045,873
Commercial Services & Supplies — 3.8%
Cintas Corp. ....................... 355,650 244,342,220
Copart, Inc.
(a) (b)
..................... 3,957,019 229,190,541
MSA Safety, Inc. .................... 28,453 5,508,216
RB Global, Inc. ..................... 641,567 48,868,158
Rollins, Inc. ........................ 1,174,968 54,365,769
Tetra Tech, Inc. ..................... 44,298 8,182,284
590,457,188
Communications Equipment — 0.0%
Ubiquiti, Inc. ....................... 15,595 1,806,681
Construction & Engineering — 0.5%
EMCOR Group, Inc. .................. 73,869 25,868,924
Quanta Services, Inc. ................. 174,058 45,220,268
Valmont Industries, Inc. ................ 6,081 1,388,171
WillScot Mobile Mini Holdings Corp.
(a)
...... 217,478 10,112,727
82,590,090
Construction Materials — 0.4%
Eagle Materials, Inc.
(b)
................. 103,294 28,070,145
Vulcan Materials Co. ................. 134,758 36,778,153
64,848,298
Consumer Finance — 0.1%
SLM Corp. ........................ 393,813 8,581,185
Consumer Staples Distribution & Retail — 0.4%
Albertsons Cos., Inc. , Class A ........... 165,473 3,547,741
BJ's Wholesale Club Holdings, Inc.
(a) (b)
...... 212,673 16,088,712
Casey's General Stores, Inc. ............ 24,790 7,894,376
Maplebear, Inc.
(a)
.................... 69,554 2,593,669
Performance Food Group Co.
(a)
.......... 331,430 24,737,935
54,862,433
Containers & Packaging — 0.4%
Ardagh Metal Packaging SA ............ 637,601 2,186,971
Avery Dennison Corp. ................. 122,281 27,299,233
Graphic Packaging Holding Co. .......... 749,708 21,876,480
Sealed Air Corp. .................... 362,773 13,495,156
64,857,840
Distributors — 0.5%
Pool Corp.
(b)
....................... 175,261 70,717,814
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(a) (b)
.... 33,218 3,765,593
Grand Canyon Education, Inc.
(a)
.......... 38,557 5,251,849
H&R Block, Inc. ..................... 427,991 21,018,638
Service Corp. International ............. 240,440 17,843,052
47,879,132

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc. ............ 528,305 $ 13,820,459
Electrical Equipment — 1.4%
ChargePoint Holdings, Inc. , Class A
(a) (b)
..... 1,624,956 3,087,416
Hubbell, Inc. ....................... 112,452 46,673,202
Rockwell Automation, Inc. .............. 529,920 154,381,594
Vertiv Holdings Co. , Class A
(b)
........... 114,910 9,384,700
213,526,912
Electronic Equipment, Instruments & Components — 2.6%
Amphenol Corp. , Class A .............. 1,352,723 156,036,598
CDW Corp. ........................ 587,145 150,179,948
Jabil, Inc.
(b)
........................ 360,467 48,284,555
Keysight Technologies, Inc.
(a) (b)
........... 205,521 32,139,374
Vontier Corp. ....................... 241,391 10,949,496
Zebra Technologies Corp. , Class A
(a) (b)
...... 42,450 12,796,128
410,386,099
Energy Equipment & Services — 0.2%
Halliburton Co. ..................... 831,515 32,778,321
Entertainment — 1.9%
Live Nation Entertainment, Inc.
(a) (b)
........ 163,471 17,290,328
Playtika Holding Corp. ................ 88,863 626,484
ROBLOX Corp. , Class A
(a)
.............. 2,167,828 82,767,673
Roku, Inc. , Class A
(a) (b)
................ 72,088 4,697,975
Spotify Technology SA
(a)
............... 646,471 170,603,697
TKO Group Holdings, Inc. .............. 284,380 24,573,276
300,559,433
Financial Services — 4.0%
Apollo Global Management, Inc. .......... 2,406,103 270,566,282
Block, Inc. , Class A
(a) (b)
................ 946,634 80,066,304
Corpay, Inc.
(a) (b)
..................... 301,454 93,010,617
Equitable Holdings, Inc. ............... 1,537,805 58,451,968
Euronet Worldwide, Inc.
(a)
.............. 100,915 11,093,586
Jack Henry & Associates, Inc. ........... 106,126 18,437,270
Rocket Cos., Inc. , Class A
(a) (b)
............ 199,204 2,898,418
Shift4 Payments, Inc. , Class A
(a) (b)
......... 247,725 16,367,191
Toast, Inc. , Class A
(a) (b)
................ 1,694,177 42,218,891
UWM Holdings Corp. , Class A ........... 170,286 1,236,276
Western Union Co. (The) .............. 226,332 3,164,121
WEX, Inc.
(a)
........................ 90,120 21,406,204
618,917,128
Food Products — 0.5%
Freshpet, Inc.
(a)
..................... 55,087 6,382,380
Lamb Weston Holdings, Inc. ............ 633,106 67,444,782
73,827,162
Ground Transportation — 1.8%
Avis Budget Group, Inc. ............... 29,206 3,576,567
JB Hunt Transport Services, Inc. ......... 75,166 14,976,826
Landstar System, Inc. ................. 130,987 25,249,054
Lyft, Inc. , Class A
(a)
................... 1,607,635 31,107,737
Old Dominion Freight Line, Inc. .......... 847,048 185,766,097
Saia, Inc.
(a) (b)
....................... 13,562 7,933,770
U-Haul Holding Co.
(a)
................. 13,120 886,125
U-Haul Holding Co. , NVS
(b)
............. 176,445 11,765,352
281,261,528
Health Care Equipment & Supplies — 5.9%
Align Technology, Inc.
(a)
................ 352,047 115,443,252
Dexcom, Inc.
(a) (b)
.................... 1,783,772 247,409,177
Globus Medical, Inc. , Class A
(a)
.......... 155,480 8,339,947
IDEXX Laboratories, Inc.
(a)
.............. 379,780 205,054,615
Inspire Medical Systems, Inc.
(a) (b)
......... 134,110 28,805,487
Insulet Corp.
(a)
...................... 319,977 54,844,058
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Masimo Corp.
(a) (b)
.................... 198,631 $ 29,168,962
Novocure Ltd.
(a)
..................... 480,190 7,505,370
Penumbra, Inc.
(a) (b)
................... 167,595 37,403,852
ResMed, Inc. ...................... 669,535 132,588,016
Shockwave Medical, Inc.
(a) (b)
............ 166,886 54,343,088
Tandem Diabetes Care, Inc.
(a)
........... 38,668 1,369,234
922,275,058
Health Care Providers & Services — 2.5%
agilon health, Inc.
(a) (b)
................. 1,204,312 7,346,303
Cardinal Health, Inc. .................. 582,857 65,221,698
Cencora, Inc. ...................... 775,391 188,412,259
Chemed Corp. ...................... 48,297 31,003,293
DaVita, Inc.
(a) (b)
..................... 248,527 34,309,153
Encompass Health Corp. .............. 31,840 2,629,347
Molina Healthcare, Inc.
(a) (b)
.............. 144,683 59,440,117
388,362,170
Health Care Technology — 1.1%
(a)
Certara, Inc.
(b)
...................... 200,410 3,583,331
Doximity, Inc. , Class A
(b)
............... 224,277 6,035,294
Veeva Systems, Inc. , Class A ............ 667,852 154,734,630
164,353,255
Hotels, Restaurants & Leisure — 6.3%
Caesars Entertainment, Inc.
(a) (b)
.......... 387,712 16,958,523
Cava Group, Inc.
(a) (b)
.................. 171,907 12,042,085
Choice Hotels International, Inc.
(b)
......... 135,788 17,156,814
Churchill Downs, Inc.
(b)
................ 328,521 40,654,474
Darden Restaurants, Inc. .............. 256,271 42,835,698
Domino's Pizza, Inc. .................. 161,128 80,061,281
DoorDash, Inc. , Class A
(a)
.............. 1,119,504 154,178,091
DraftKings, Inc. , Class A
(a)
.............. 1,927,725 87,537,992
Expedia Group, Inc.
(a) (b)
................ 449,257 61,885,152
Hilton Worldwide Holdings, Inc.
(b)
......... 526,244 112,253,108
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 468,149 9,798,358
Planet Fitness, Inc. , Class A
(a) (b)
.......... 187,679 11,754,336
Royal Caribbean Cruises Ltd.
(a)
.......... 324,346 45,087,337
Texas Roadhouse, Inc. ................ 307,669 47,525,630
Travel + Leisure Co. .................. 148,610 7,275,946
Vail Resorts, Inc. .................... 17,567 3,914,455
Wendy's Co. (The) ................... 775,659 14,613,415
Wingstop, Inc.
(b)
..................... 135,280 49,566,592
Wyndham Hotels & Resorts, Inc. ......... 26,541 2,037,022
Wynn Resorts Ltd. ................... 29,662 3,032,346
Yum! Brands, Inc. ................... 1,135,343 157,415,307
977,583,962
Household Durables — 0.1%
NVR, Inc.
(a) (b)
....................... 1,200 9,719,952
Tempur Sealy International, Inc. .......... 156,423 8,887,955
TopBuild Corp.
(a)
.................... 9,524 4,197,512
22,805,419
Household Products — 1.2%
Church & Dwight Co., Inc. .............. 1,009,297 105,279,770
Clorox Co. (The) .................... 570,390 87,332,413
192,612,183
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) .................... 1,878,661 33,684,392
Vistra Corp. ....................... 473,354 32,969,106
66,653,498
Insurance — 1.5%
Arch Capital Group Ltd.
(a)
.............. 232,197 21,464,291
Arthur J Gallagher & Co. ............... 55,373 13,845,465

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap Growth ETF
50
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Brighthouse Financial, Inc.
(a)
............ 30,223 $ 1,557,693
Brown & Brown, Inc. .................. 427,455 37,419,411
Everest Group Ltd. ................... 26,553 10,554,817
Kinsale Capital Group, Inc.
(b)
............ 100,747 52,865,981
Lincoln National Corp. ................ 69,702 2,225,585
Primerica, Inc. ...................... 103,973 26,301,010
RenaissanceRe Holdings Ltd. ........... 63,130 14,837,444
RLI Corp. ......................... 41,475 6,157,793
Ryan Specialty Holdings, Inc. , Class A ...... 443,332 24,604,926
Willis Towers Watson plc ............... 59,604 16,391,100
228,225,516
Interactive Media & Services — 0.9%
(a)(b)
Match Group, Inc. ................... 1,129,263 40,969,662
Pinterest, Inc. , Class A ................ 2,698,999 93,574,295
ZoomInfo Technologies, Inc. ............ 718,983 11,525,297
146,069,254
IT Services — 3.7%
(a)
Cloudflare, Inc. , Class A
(b)
.............. 1,355,315 131,235,151
EPAM Systems, Inc. .................. 256,474 70,827,860
Gartner, Inc. ....................... 348,517 166,127,598
Globant SA
(b)
....................... 189,732 38,306,891
GoDaddy, Inc. , Class A ................ 392,826 46,620,590
MongoDB, Inc. , Class A ............... 312,129 111,941,945
Okta, Inc. , Class A ................... 44,533 4,659,042
Twilio, Inc. , Class A .................. 128,866 7,880,156
VeriSign, Inc. ...................... 22,017 4,172,442
581,771,675
Leisure Products — 0.2%
Brunswick Corp. .................... 25,220 2,434,234
Peloton Interactive, Inc. , Class A
(a) (b)
....... 1,538,072 6,590,638
Polaris, Inc. ........................ 22,755 2,278,231
YETI Holdings, Inc.
(a) (b)
................ 399,176 15,388,235
26,691,338
Life Sciences Tools & Services — 6.1%
10X Genomics, Inc. , Class A
(a) (b)
.......... 424,825 15,943,682
Agilent Technologies, Inc. .............. 1,095,632 159,425,412
Bio-Techne Corp.
(b)
................... 677,579 47,694,786
Bruker Corp.
(b)
...................... 460,887 43,295,725
ICON plc
(a)
........................ 56,061 18,833,693
Illumina, Inc.
(a)
...................... 216,948 29,791,299
IQVIA Holdings, Inc.
(a) (b)
................ 777,885 196,719,338
Maravai LifeSciences Holdings, Inc. , Class A
(a)
301,775 2,616,389
Medpace Holdings, Inc.
(a)
.............. 107,601 43,486,944
Mettler-Toledo International, Inc.
(a) (b)
....... 98,681 131,373,028
Repligen Corp.
(a) (b)
................... 112,938 20,771,557
Sotera Health Co.
(a) (b)
................. 396,462 4,761,509
Waters Corp.
(a) (b)
.................... 270,031 92,952,771
West Pharmaceutical Services, Inc. ....... 341,260 135,039,995
942,706,128
Machinery — 1.2%
Allison Transmission Holdings, Inc. ........ 39,174 3,179,362
Donaldson Co., Inc. .................. 232,242 17,343,833
Graco, Inc. ........................ 314,559 29,398,684
IDEX Corp. ........................ 28,449 6,942,125
Lincoln Electric Holdings, Inc. ........... 240,776 61,503,821
Otis Worldwide Corp. ................. 113,126 11,230,018
Toro Co. (The) ...................... 480,771 44,053,047
Xylem, Inc. ........................ 130,533 16,870,085
190,520,975
Security
Shares
Shares Value
Media — 1.3%
Cable One, Inc. ..................... 1,809 $ 765,442
Liberty Broadband Corp. , Class A
(a) (b)
....... 15,177 866,910
Liberty Broadband Corp. , Class C, NVS
(a) (b)
.. 110,377 6,316,876
Nexstar Media Group, Inc. .............. 51,459 8,865,871
Trade Desk, Inc. (The) , Class A
(a) (b)
........ 2,032,311 177,664,628
194,479,727
Oil, Gas & Consumable Fuels — 3.5%
Antero Midstream Corp. ............... 525,267 7,385,254
APA Corp. ........................ 1,237,415 42,542,328
Cheniere Energy, Inc. ................. 1,105,160 178,240,205
Hess Corp. ........................ 715,204 109,168,738
New Fortress Energy, Inc. , Class A
(b)
....... 296,039 9,055,833
ONEOK, Inc. ....................... 148,437 11,900,194
Ovintiv, Inc. ........................ 523,393 27,164,097
Targa Resources Corp. ................ 1,019,243 114,145,024
Texas Pacific Land Corp. ............... 85,156 49,263,597
548,865,270
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)
........... 1,110,260 17,042,491
Delta Air Lines, Inc. .................. 152,474 7,298,930
24,341,421
Pharmaceuticals — 0.1%
Jazz Pharmaceuticals plc
(a)
............. 145,529 17,524,602
Professional Services — 4.7%
Booz Allen Hamilton Holding Corp. ........ 591,097 87,742,439
Broadridge Financial Solutions, Inc. ....... 451,845 92,564,967
Dayforce, Inc.
(a) (b)
.................... 58,484 3,872,226
Equifax, Inc. ....................... 388,850 104,025,152
FTI Consulting, Inc.
(a)
................. 28,739 6,043,524
Genpact Ltd. ....................... 201,919 6,653,231
KBR, Inc. ......................... 224,203 14,272,763
Paychex, Inc. ...................... 1,486,142 182,498,237
Paycom Software, Inc. ................ 238,562 47,476,223
Paycor HCM, Inc.
(a) (b)
................. 132,925 2,584,062
Paylocity Holding Corp.
(a) (b)
............. 193,294 33,219,507
Verisk Analytics, Inc. .................. 658,045 155,120,948
736,073,279
Real Estate Management & Development — 0.5%
CoStar Group, Inc.
(a) (b)
................. 802,021 77,475,229
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc. .......... 267,403 17,220,753
Sun Communities, Inc. ................ 123,926 15,934,405
UDR, Inc. ......................... 85,807 3,210,040
36,365,198
Retail REITs — 0.3%
Simon Property Group, Inc. ............. 325,737 50,974,583
Semiconductors & Semiconductor Equipment — 3.4%
Allegro MicroSystems, Inc.
(a) (b)
........... 342,978 9,246,687
Enphase Energy, Inc.
(a) (b)
............... 614,023 74,284,503
Entegris, Inc. ....................... 35,737 5,022,478
Lattice Semiconductor Corp.
(a)
........... 626,992 49,049,584
Microchip Technology, Inc. .............. 1,746,891 156,713,592
Monolithic Power Systems, Inc. .......... 211,900 143,545,298
Teradyne, Inc. ...................... 592,434 66,844,328
Universal Display Corp. ............... 97,738 16,463,966
521,170,436
Software — 11.8%
ANSYS, Inc.
(a)
...................... 330,176 114,623,900
AppLovin Corp. , Class A
(a) (b)
............. 237,705 16,453,940

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Bentley Systems, Inc. , Class B
(b)
.......... 832,928 $ 43,495,500
Confluent, Inc. , Class A
(a) (b)
............. 881,595 26,906,279
Crowdstrike Holdings, Inc. , Class A
(a) (b)
..... 984,399 315,588,476
Datadog, Inc. , Class A
(a)
............... 1,284,419 158,754,188
DocuSign, Inc.
(a) (b)
................... 933,677 55,600,465
DoubleVerify Holdings, Inc.
(a) (b)
........... 647,315 22,759,595
Dropbox, Inc. , Class A
(a)
............... 1,044,087 25,371,314
Dynatrace, Inc.
(a)
.................... 1,188,484 55,193,197
Elastic NV
(a)
....................... 371,020 37,191,045
Fair Isaac Corp.
(a)
.................... 111,733 139,622,674
Five9, Inc.
(a) (b)
...................... 332,488 20,650,830
Gen Digital, Inc. ..................... 398,628 8,929,267
Gitlab, Inc. , Class A
(a)
................. 418,352 24,398,289
HashiCorp, Inc. , Class A
(a)
.............. 307,777 8,294,590
HubSpot, Inc.
(a) (b)
.................... 213,743 133,922,814
Informatica, Inc. , Class A
(a) (b)
............ 14,987 524,545
Manhattan Associates, Inc.
(a)
............ 284,261 71,130,630
nCino, Inc.
(a) (b)
...................... 27,602 1,031,763
Nutanix, Inc. , Class A
(a) (b)
............... 271,751 16,772,472
Palantir Technologies, Inc. , Class A
(a) (b)
..... 8,879,288 204,312,417
Pegasystems, Inc. ................... 194,438 12,568,472
Procore Technologies, Inc.
(a) (b)
........... 366,238 30,093,777
PTC, Inc.
(a)
........................ 276,631 52,266,661
RingCentral, Inc. , Class A
(a) (b)
............ 385,511 13,392,652
SentinelOne, Inc. , Class A
(a)
............. 148,327 3,457,502
Smartsheet, Inc. , Class A
(a)
............. 588,713 22,665,451
Teradata Corp.
(a)
.................... 447,238 17,294,694
Tyler Technologies, Inc.
(a) (b)
............. 145,224 61,721,652
UiPath, Inc. , Class A
(a) (b)
............... 1,343,171 30,449,687
Unity Software, Inc.
(a) (b)
................ 528,000 14,097,600
Zscaler, Inc.
(a) (b)
..................... 408,199 78,631,373
1,838,167,711
Specialized REITs — 0.7%
Iron Mountain, Inc. ................... 661,853 53,087,229
Lamar Advertising Co. , Class A .......... 308,353 36,820,432
SBA Communications Corp. ............ 50,168 10,871,405
100,779,066
Specialty Retail — 4.7%
Best Buy Co., Inc. ................... 122,260 10,028,988
Burlington Stores, Inc.
(a)
............... 298,073 69,209,570
CarMax, Inc.
(a) (b)
..................... 41,183 3,587,451
Dick's Sporting Goods, Inc. ............. 19,021 4,277,062
Five Below, Inc.
(a) (b)
................... 252,909 45,872,634
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 478,991 62,086,813
Murphy USA, Inc. ................... 84,820 35,556,544
RH
(a) (b)
........................... 11,512 4,009,169
Ross Stores, Inc. .................... 1,422,352 208,744,380
Tractor Supply Co. ................... 498,310 130,417,693
Ulta Beauty, Inc.
(a)
................... 223,622 116,927,471
Valvoline, Inc.
(a)
..................... 158,515 7,065,014
Victoria's Secret & Co.
(a) (b)
.............. 155,076 3,005,373
Wayfair, Inc. , Class A
(a) (b)
............... 136,718 9,280,418
Williams-Sonoma, Inc.
(b)
............... 37,842 12,015,970
722,084,550
Technology Hardware, Storage & Peripherals — 0.8%
HP, Inc. .......................... 811,636 24,527,640
NetApp, Inc. ....................... 378,894 39,772,503
Pure Storage, Inc. , Class A
(a)
............ 1,041,229 54,133,496
118,433,639
Textiles, Apparel & Luxury Goods — 1.0%
Birkenstock Holding plc
(a) (b)
............. 32,941 1,556,462
Crocs, Inc.
(a) (b)
...................... 274,496 39,472,525
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corp.
(a) (b)
.............. 117,943 $ 111,015,028
Skechers USA, Inc. , Class A
(a)
........... 43,378 2,657,336
Tapestry, Inc. ....................... 67,170 3,189,232
157,890,583
Trading Companies & Distributors — 2.9%
Fastenal Co. ....................... 1,972,347 152,146,847
Ferguson plc ....................... 51,060 11,153,036
SiteOne Landscape Supply, Inc.
(a) (b)
........ 66,167 11,549,450
United Rentals, Inc. .................. 63,864 46,052,969
Watsco, Inc. ....................... 38,577 16,664,107
WW Grainger, Inc. ................... 203,672 207,195,526
444,761,935
Total Long-Term Investments — 99 .8%
(Cost: $ 12,296,893,887 ) ............................ 15,499,487,940
Short-Term Securities
Money Market Funds — 3.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.50%
(e)
.................. 584,091,287 584,383,332
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.29% ................... 20,637,365 20,637,365
Total Short-Term Securities — 3 .9%
(Cost: $ 604,515,194 ) .............................. 605,020,697
Total Investments — 103 .7%
(Cost: $ 12,901,409,081 ) ............................ 16,104,508,637
Liabilities in Excess of Other Assets — (3.7) % ............. (578,851,290)
Net Assets — 100.0% ...............................
$ 15,525,657,347
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2024
iShares Annual Report to Shareholders
Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap Growth ETF
52
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 931,722,406 $ — $ (347,522,728)
(a)
$ 141,677 $ 41,977 $ 584,383,332 584,091,287 $ 2,966,405
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 22,661,607 — (2,024,242)
(a)
— — 20,637,365 20,637,365 1,144,282 —
$ 141,677 $ 41,977 $ 605,020,697 $ 4,110,687 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 30 06/21/24 $ 11,085 $ 249,909
Russell 2000 E-Mini Index .................................................... 116 06/21/24 12,446 493,183
$ 743,092
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 743,092 $ — $ — $ — $ 743,092
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended March 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 9,042,674 $ — $ — $ — $ 9,042,674
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (537,992) $ — $ — $ — $ (537,992)

Schedule of Investments
(continued)
March 31, 2024
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
53
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 21,570,691
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,499,487,940 $ — $ — $ 15,499,487,940
Short-Term Securities
Money Market Funds ...................................... 605,020,697 — — 605,020,697
$ 16,104,508,637 $ — $ — $ 16,104,508,637
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 743,092 $ — $ — $ 743,092
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

March 31, 2024
2024
iShares Annual Report to Shareholders
54
See notes to financial statements.
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 917,581,090 $ 621,019,384 $ 33,435,007,549 $ 15,499,487,940
Investments, at value — affiliated
(c)
............................................ 163,148,903 779,480,087 1,059,647,314 605,020,697
Cash ............................................................... 245,644 180,626 9,957,982 3,197,092
Cash pledged:
Futures contracts ...................................................... 115,710 90,000 4,064,420 1,427,990
Receivables: – – – –
Investment s sold ...................................................... 1,940,624 — — —
Securities lending income — affiliated ........................................ 226,749 46,896 689,540 103,553
Capital shares sold ..................................................... — 32,102 980,485 —
Dividends — unaffiliated ................................................. 772,144 625,535 32,485,398 3,499,703
Dividends — affiliated ................................................... 13,648 7,863 276,175 182,583
Total a ssets ...........................................................
1,084,044,512 1,401,482,493 34,543,108,863 16,112,919,558
LIABILITIES
Collateral on securities loaned ............................................... 153,231,379 326,531,133 1,023,086,890 584,171,828
Payables: – – – –
Investments purchased .................................................. 10,480,669 449,533 6,240,834 —
Capital shares redeemed ................................................. — — — 97,184
Investment advisory fees ................................................. 459,394 61,911 5,079,115 2,993,104
Variation margin on futures contracts ......................................... 101 11 229 95
Total li abilities ..........................................................
164,171,543 327,042,588 1,034,407,068 587,262,211
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 919,872,969 $ 1,074,439,905 $ 33,508,701,795 $ 15,525,657,347
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,246,951,882 $ 978,530,592 $ 24,900,127,696 $ 13,982,124,846
Accumulated earnings (loss) ................................................ (327,078,913) 95,909,313 8,608,574,099 1,543,532,501
NET ASSETS ..........................................................
$ 919,872,969 $ 1,074,439,905 $ 33,508,701,795 $ 15,525,657,347
NET ASSET VALUE
Shares outstanding ......................................................
7,600,000 16,400,000 398,100,000 136,000,000
Net asset value .........................................................
$ 121.04 $ 65.51 $ 84.17 $ 114.16
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated ....................................... $ 1,001,746,618 $ 549,120,503 $ 22,919,790,557 $ 12,296,893,887
(b)
  Securities loaned, at value ............................................ $ 146,092,938 $ 320,703,742 $ 997,805,491 $ 572,406,889
(c)
  Investments, at cost — affiliated ......................................... $ 163,057,264 $ 740,292,742 $ 1,058,846,447 $ 604,515,194

Statements of Operations
Year Ended March 31, 2024
55
Financial Statements
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 11,823,482 $ 7,566,634 $ 472,791,624 $ 100,467,722
Dividends — affiliated ................................................... 93,103 5,055,859 2,423,000 1,144,282
Interest — unaffiliated ................................................... 16,908 5,373 240,776 148,122
Securities lending income — affiliated — net ................................... 3,351,328 1,069,248 11,716,481 2,966,405
Foreign taxes withheld .................................................. (1,444) (10,331) (270,130) (113,759)
Total investment income ...................................................
15,283,377 13,686,783 486,901,751 104,612,772
EXPENSES
Investment advisory .................................................... 5,164,353 1,238,377 53,980,962 30,797,043
Interest expense ...................................................... 34 42 292 179
Total e xpenses .........................................................
5,164,387 1,238,419 53,981,254 30,797,222
Less: – – – –
Investment advisory fees waived ........................................... — (671,314) — —
Total ex penses after fees waived .............................................
5,164,387 567,105 53,981,254 30,797,222
Net investment income ....................................................
10,118,990 13,119,678 432,920,497 73,815,550
REALIZED AND UNREALIZED GAIN (LOSS) $ 130,441,357 $ 166,565,686 $ 5,614,854,740 $ 3,138,428,776
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (28,859,648) $ 204,539 $ (452,484,797) $ 340,049,863
Investments — affiliated ............................................... 273 (1,129,594) 223,229 141,677
Futures contracts .................................................... 382,917 260,681 12,109,524 9,042,674
In-kind redemptions — unaffiliated
(a)
....................................... 44,250,498 13,941,419 1,901,995,087 513,254,130
In-kind redemptions — affiliated
(a)
......................................... — 4,513,676 — —
15,774,040 17,790,721 1,461,843,043 862,488,344
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. 114,648,989 87,209,150 4,152,089,878 2,276,436,447
Investments — affiliated ............................................... 15,074 61,545,260 37,564 41,977
Futures contracts .................................................... 3,255 20,558 884,256 (537,992)
114,667,318 148,774,968 4,153,011,698 2,275,940,432
Net realized and unrealized gain .............................................
130,441,358 166,565,689 5,614,854,741 3,138,428,776
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 140,560,348 $ 179,685,367 $ 6,047,775,238 $ 3,212,244,326
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2024
iShares Annual Report to Shareholders
56
See notes to financial statements.
iShares Micro-Cap ETF iShares Russell 2500 ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 10,118,990 $ 10,493,491 $ 13,119,678 $ 8,884,959
Net realized gain (loss) ............................................ 15,774,040 (69,354,696) 17,790,721 21,543,177
Net change in unrealized appreciation (depreciation) ........................ 114,667,318 (140,714,448) 148,774,968 (64,013,718)
Net increase (decrease) in net assets resulting from operations ...................
140,560,348 (199,575,653) 179,685,367 (33,585,582)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(10,611,714) (11,888,480) (12,677,849) (9,129,972)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(107,997,108) 12,741,862 219,866,581 307,131,820
NET ASSETS
Total increase (decrease) in net assets ................................... 21,951,526 (198,722,271) 386,874,099 264,416,266
Beginning of year ..................................................
897,921,443 1,096,643,714 687,565,806 423,149,540
End of year ......................................................
$ 919,872,969 $ 897,921,443 $ 1,074,439,905 $ 687,565,806
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
57
Financial Statements
See notes to financial statements.
iShares Russell Mid-Cap ETF iShares Russell Mid-Cap Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/24
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 432,920,497 $ 419,774,547 $ 73,815,550 $ 77,632,646
Net realized gain (loss) ............................................ 1,461,843,043 548,981,246 862,488,344 (401,341,870)
Net change in unrealized appreciation (depreciation) ........................ 4,153,011,698 (3,631,061,373) 2,275,940,432 (846,539,176)
Net increase (decrease) in net assets resulting from operations ...................
6,047,775,238 (2,662,305,580) 3,212,244,326 (1,170,248,400)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(423,322,890) (443,722,962) (73,274,726) (92,809,126)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
161,986,308 524,749,292 181,692,087 (309,085,530)
NET ASSETS
Total increase (decrease) in net assets ................................... 5,786,438,656 (2,581,279,250) 3,320,661,687 (1,572,143,056)
Beginning of year ..................................................
27,722,263,139 30,303,542,389 12,204,995,660 13,777,138,716
End of year ......................................................
$ 33,508,701,795 $ 27,722,263,139 $ 15,525,657,347 $ 12,204,995,660
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
58
iShares Micro-Cap ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ................................
$ 104.41  $ 129.02  $ 146.73  $ 67.33  $ 92.88
Net investment income
(a)
.......................................
1 .26  1 .26  0 .76  0 .96  0 .94
Net realized and unrealized gain (loss)
(b)
.............................
16.71  (24.44) (17.42) 79.50  (25.28)
Net increase (decrease) from investment operations ...................... 17.97  (23.18) (16.66) 80.46  (24.34)
Distributions from net investment income
(c)
.......................... (1.34) (1.43) (1.05) (1.06) (1.21)
Net asset value, end of year ..................................... $ 121.04  $ 104.41  $ 129.02  $ 146.73  $ 67.33
Total Return
(d)
— — — — —
Based on net asset value ........................................ 17.36% (17.97)% (11.41)% 120.24% (26.47)%
Ratios to Average Net Assets
(e)
Total expen ses ...............................................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ..........................................
1.18% 1.12% 0.54% 0.92% 1.03%
Supplemental Data
Net assets, end of year (000) ...................................... $ 919,873  $ 897,921  $ 1,096,644  $ 1,386,589  $ 562,206
Portfolio turnover rate
(f)
.......................................... 35% 35% 44% 35% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
59
Financial Highlights
iShares Russell 2500 ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year ...............................
$ 54.79  $ 62.23  $ 62.85  $ 33.62  $ 44.13
Net investment income
(a)
......................................
0 .91  0 .99  0 .79  0 .75  0 .72
Net realized and unrealized gain (loss)
(b)
............................
10.67  (7.45) (0.66) 29.21  (10.50)
Net increase (decrease) from investment operations ..................... 11.58  (6.46) 0.13  29.96  (9.78)
Distributions from net investment income
(c)
......................... (0.86) (0.98) (0.75) (0.73) (0.73)
Net asset value, end of year .................................... $ 65.51  $ 54.79  $ 62.23  $ 62.85  $ 33.62
Total Return
(d)
— — — — —
Based on net asset value ....................................... 21.36% (10.30)%
(e)
0.17% 89.71% (22.47)%
Ratios to Average Net Assets
(f)
Total expen ses ..............................................
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ..................................
0.07% 0.07% 0.07% 0.07% 0.07%
Net investment income .........................................
1.59% 1.78% 1.22% 1.44% 1.60%
Supplemental Data
Net assets, end of year (000) ..................................... $ 1,074,440  $ 687,566  $ 423,150  $ 267,118  $ 42,021
Portfolio turnover rate
(g)
......................................... 9% 11% 12% 16% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
iShares Annual Report to Shareholders
60
iShares Russell Mid-Cap ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Net asset value, beginning of year .................................
$ 69.91  $ 78.02  $ 73.93  $ 43.20  $ 53.93
Net investment income
(a)
........................................
1 .10  1 .05  0 .84  0 .74  0 .91
Net realized and unrealized gain (loss)
(b)
..............................
14.23  (8.05) 4.14  30.79  (10.71)
Net increase (decrease) from investment operations ....................... 15.33  (7.00) 4.98  31.53  (9.80)
Distributions from net investment income
(c)
........................... (1.07) (1.11) (0.89) (0.80) (0.93)
Net asset value, end of year ...................................... $ 84.17  $ 69.91  $ 78.02  $ 73.93  $ 43.20
Total Return
(d)
— — — — —
Based on net asset value ......................................... 22.16% (8.90)% 6.72% 73.38% (18.44)%
Ratios to Average Net Assets
(e)
Total expen ses ................................................
0.19% 0.19% 0.18% 0.19% 0.19%
Net investment income ...........................................
1.49% 1.52% 1.07% 1.23% 1.63%
Supplemental Data
Net assets, end of year (000) ....................................... $ 33,508,702  $ 27,722,263  $ 30,303,542  $ 27,123,317  $ 15,753,591
Portfolio turnover rate
(f)
........................................... 9% 12% 13% 14% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Financial Highlights
iShares Russell Mid-Cap Growth ETF
Year Ended
03/31/24
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Net asset value, beginning of year ................................
$ 91.08  $ 100.53  $ 102.01  $ 60.86  $ 67.81
Net investment income
(b)
.......................................
0 .54  0 .56  0 .37  0 .32  0 .47
Net realized and unrealized gain (loss)
(c)
.............................
23.08  (9.34) (1.44) 41.16  (6.97)
Net increase (decrease) from investment operations ...................... 23.62  (8.78) (1.07) 41.48  (6.50)
Distributions from net investment income
(d)
.......................... (0.54) (0.67) (0.41) (0.33) (0.45)
Net asset value, end of year ..................................... $ 114.16  $ 91.08  $ 100.53  $ 102.01  $ 60.86
Total Return
(e)
— — — — —
Based on net asset value ........................................ 26.02% (8.67)% (1.09)% 68.27% (9.67)%
Ratios to Average Net Assets
(f)
Total expen ses ...............................................
0.23% 0.23% 0.23% 0.23% 0.24%
Net investment income ..........................................
0.56% 0.65% 0.34% 0.36% 0.65%
Supplemental Data
Net assets, end of year (000) ...................................... $ 15,525,657  $ 12,204,996  $ 13,777,139  $ 14,822,269  $ 9,353,644
Portfolio turnover rate
(g)
.......................................... 35% 26% 35% 23% 23%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

Notes to Financial Statements
2024
iShares Annual Report To Shareholders
62
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Russell 2500 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Micro-Cap ......................................................................................................... Diversified
Russell 2500 ........................................................................................................ Diversified
Russell Mid-Cap ..................................................................................................... Diversified
Russell Mid-Cap Growth ................................................................................................ Diversified

Notes to Financial Statements
(continued)
63
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
64
but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap
Barclays Bank plc ...................................... $ 7,467,589 $ (7,467,589) $ – $ –
Barclays Capital, Inc. ................................... 623,709 (623,709) – –
BMO Capital Markets Corp. ............................... 13,168 (13,168) – –
BNP Paribas SA ....................................... 11,150,873 (11,150,873) – –
BofA Securities, Inc. .................................... 14,400,151 (14,400,151) – –
Citadel Clearing LLC .................................... 221,964 (221,964) – –
Citigroup Global Markets, Inc. .............................. 4,299,302 (4,299,302) – –
Credit Suisse Securities (USA) LLC .......................... 15 – – 15
Goldman Sachs & Co. LLC ............................... 24,900,695 (24,900,695) – –
HSBC Bank plc ....................................... 1,223,379 (1,223,379) – –
J.P. Morgan Securities LLC ............................... 26,543,668 (26,543,668) – –
Jefferies LLC ......................................... 3,631,545 (3,631,545) – –
Morgan Stanley ....................................... 18,417,547 (18,417,547) – –
National Financial Services LLC ............................ 6,963,414 (6,963,414) – –
Natixis SA ........................................... 2,286,743 (2,286,743) – –
Nomura Securities International, Inc. ......................... 37,838 (37,838) – –
RBC Capital Markets LLC ................................ 2,014,368 (1,995,129) – 19,239
(b)
Scotia Capital (USA), Inc. ................................ 527,422 (510,763) – 16,659
(b)
SG Americas Securities LLC .............................. 83,521 (83,521) – –
State Street Bank & Trust Co. .............................. 6,574,656 (6,526,670) – 47,986
(b)
Toronto-Dominion Bank (The) .............................. 629,973 (629,973) – –
UBS AG ............................................ 3,246,510 (3,246,510) – –
UBS Securities LLC .................................... 312,074 (312,074) – –
Virtu Americas LLC ..................................... 446,848 (446,848) – –
Wells Fargo Bank NA ................................... 9,021,221 (9,021,221) – –
Wells Fargo Securities LLC ............................... 1,054,745 (1,054,745) – –
$ 146,092,938 $ (146,009,039) $ – $ 83,899
Russell 2500
Barclays Bank plc ...................................... $ 113,921,241 $ (113,921,241) $ – $ –
BMO Capital Markets Corp. ............................... 5,449 (5,449) – –
BNP Paribas SA ....................................... 4,177,591 (4,177,591) – –
BofA Securities, Inc. .................................... 2,107,535 (2,107,535) – –
Citigroup Global Markets, Inc. .............................. 4,233,578 (4,221,580) – 11,998
(b)
HSBC Bank plc ....................................... 544,094 (544,094) – –
J.P. Morgan Securities LLC ............................... 3,479,866 (3,479,866) – –
Jefferies LLC ......................................... 1,657,112 (1,657,112) – –
Morgan Stanley ....................................... 46,047,232 (46,047,232) – –
National Financial Services LLC ............................ 63,567,956 (63,567,956) – –
Scotia Capital (USA), Inc. ................................ 2,080,587 (2,080,587) – –
SG Americas Securities LLC .............................. 1,101,373 (1,101,373) – –
State Street Bank & Trust Co. .............................. 373,280 (373,280) – –
Toronto-Dominion Bank (The) .............................. 2,294,399 (2,294,399) – –
UBS AG ............................................ 127,353 (127,353) – –
UBS Securities LLC .................................... 74,719,590 (74,719,590) – –
Wells Fargo Bank NA ................................... 251,482 (251,482) – –

Notes to Financial Statements
(continued)
65
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2500 (continued)
Wells Fargo Securities LLC ............................... 14,024 (14,024) – –
$ 320,703,742 $ (320,691,744) $ – $ 11,998
Russell Mid-Cap
Barclays Bank plc ...................................... $ 97,859,732 $ (97,859,732) $ – $ –
Barclays Capital, Inc. ................................... 235,708 (235,708) – –
BMO Capital Markets Corp. ............................... 2,147,680 (2,147,680) – –
BNP Paribas SA ....................................... 58,408,882 (58,408,882) – –
BofA Securities, Inc. .................................... 63,082,477 (63,082,477) – –
Citadel Clearing LLC .................................... 35,110,631 (35,110,631) – –
Citigroup Global Markets, Inc. .............................. 12,174,774 (12,174,774) – –
Goldman Sachs & Co. LLC ............................... 91,294,362 (91,294,362) – –
HSBC Bank plc ....................................... 5,657,528 (5,657,528) – –
J.P. Morgan Securities LLC ............................... 122,911,243 (122,911,243) – –
Jefferies LLC ......................................... 27,917,882 (27,917,882) – –
Morgan Stanley ....................................... 175,448,958 (175,448,958) – –
National Financial Services LLC ............................ 5,481,503 (5,481,503) – –
Natixis SA ........................................... 9,557,643 (9,557,643) – –
Nomura Securities International, Inc. ......................... 19,708 (19,708) – –
RBC Capital Markets LLC ................................ 33,068,024 (33,068,024) – –
Scotia Capital (USA), Inc. ................................ 73,017,931 (73,017,931) – –
SG Americas Securities LLC .............................. 4,662,592 (4,662,592) – –
State Street Bank & Trust Co. .............................. 2,586,774 (2,586,774) – –
Toronto-Dominion Bank (The) .............................. 85,326,523 (85,326,523) – –
UBS AG ............................................ 25,489,765 (25,489,765) – –
UBS Securities LLC .................................... 455,587 (455,587) – –
Virtu Americas LLC ..................................... 2,936,892 (2,936,892) – –
Wells Fargo Bank NA ................................... 58,881,941 (58,881,941) – –
Wells Fargo Securities LLC ............................... 4,070,751 (4,070,751) – –
$ 997,805,491 $ (997,805,491) $ – $ –
Russell Mid-Cap Growth
Barclays Bank plc ...................................... $ 36,465,185 $ (36,465,185) $ – $ –
Barclays Capital, Inc. ................................... 3,573,141 (3,573,141) – –
BMO Capital Markets Corp. ............................... 37,777 (37,777) – –
BNP Paribas SA ....................................... 42,925,774 (42,925,774) – –
BofA Securities, Inc. .................................... 24,722,930 (24,722,930) – –
Citadel Clearing LLC .................................... 16,851,557 (16,851,557) – –
Citigroup Global Markets, Inc. .............................. 29,627,682 (29,627,682) – –
Goldman Sachs & Co. LLC ............................... 33,048,858 (33,048,858) – –
HSBC Bank plc ....................................... 17,846,351 (17,846,351) – –
J.P. Morgan Securities LLC ............................... 53,057,337 (53,057,337) – –
Jefferies LLC ......................................... 59,732,573 (59,732,573) – –
Mizuho Securities USA LLC ............................... 1,785,496 (1,785,496) – –
Morgan Stanley ....................................... 43,530,412 (43,530,412) – –
National Financial Services LLC ............................ 4,114,548 (4,114,548) – –
Natixis SA ........................................... 537,547 (529,000) – 8,547
(b)
RBC Capital Markets LLC ................................ 43,758,258 (43,758,258) – –
Scotia Capital (USA), Inc. ................................ 62,462,480 (62,462,480) – –
SG Americas Securities LLC .............................. 5,228,885 (5,228,885) – –
State Street Bank & Trust Co. .............................. 48,846,411 (48,846,411) – –
Toronto-Dominion Bank (The) .............................. 22,313,438 (22,313,438) – –
UBS AG ............................................ 11,173,307 (11,173,307) – –
UBS Securities LLC .................................... 108,700 (108,700) – –
Virtu Americas LLC ..................................... 3,259,520 (3,259,520) – –
Wells Fargo Bank NA ................................... 6,706,196 (6,706,196) – –
Wells Fargo Securities LLC ............................... 692,526 (692,526) – –
$ 572,406,889 $ (572,398,342) $ – $ 8,547
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of March 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
66
value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Russell Mid-Cap Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended March 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF Investment Advisory Fees
Micro-Cap ...................................................................................................... 0.60%
Russell 2500 ..................................................................................................... 0.15
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1900
Over $181 billion, up to and including $231 billion ............................................................................ 0.1805
Over $231 billion, up to and including $281 billion ............................................................................ 0.1715
Over $281 billion .................................................................................................. 0.1630
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.2375
Over $181 billion, up to and including $231 billion ............................................................................ 0.2257
Over $231 billion, up to and including $281 billion ............................................................................ 0.2144
Over $281 billion .................................................................................................. 0.2037
iShares ETF Amounts Waived
Russell 2500 ........................................................................................................ $ 671,314

Notes to Financial Statements
(continued)
67
Notes to Financial Statements
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2%
of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended
March 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended March 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended March 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Micro-Cap ............................................................................................................. $ 848,816
Russell 2500 ............................................................................................................ 349,890
Russell Mid-Cap ......................................................................................................... 3,234,001
Russell Mid-Cap Growth .................................................................................................... 1,024,852
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Micro-Cap .......................................................................... $ 36,079,687 $ 107,343,822 $ 32,620,701
Russell 2500 ......................................................................... 20,094,852 6,065,372 (2,107,541)
Russell Mid-Cap ...................................................................... 620,565,343 769,398,058 (320,618,268)
Russell Mid-Cap Growth ................................................................. 1,650,103,260 1,750,449,908 (83,068,843)
iShares ETF Purchases Sales
Micro-Cap .......................................................................................... $ 299,826,057 $ 297,885,010
Russell 2500 ......................................................................................... 72,885,741 70,693,415
Russell Mid-Cap ...................................................................................... 2,649,429,955 2,592,013,976
Russell Mid-Cap Growth ................................................................................. 4,643,190,545 4,629,877,895

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
68
For the year ended March 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of March 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of March 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
For the year ended March 31, 2024, the Funds listed below utilized the following amount of their respective capital loss carryforwards:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF
In-kind
Purchases
In-kind
Sales
Micro-Cap .......................................................................................... $ 52,157,942 $ 158,402,977
Russell 2500 ......................................................................................... 314,239,614 95,958,642
Russell Mid-Cap ...................................................................................... 3,447,905,758 3,302,033,741
Russell Mid-Cap Growth ................................................................................. 1,613,998,215 1,431,683,998
iShares ETF Paid-In Capital
Accumulated
Earnings (Loss)
Micro-Cap ............................................................................... $ 44,228,649 $ (44,228,649)
Russell 2500 .............................................................................. 18,447,595 (18,447,595)
Russell Mid-Cap ........................................................................... 1,896,785,084 (1,896,785,084)
Russell Mid-Cap Growth ...................................................................... 512,948,815 (512,948,815)
—
iShares ETF
Year Ended
03/31/24
Year Ended
03/31/23
Micro-Cap
Ordinary income ........................................................................................... $ 10,611,714 $ 11,888,480
Russell 2500
Ordinary income ........................................................................................... $ 12,677,849 $ 9,129,972
Russell Mid-Cap
Ordinary income ........................................................................................... $ 423,322,890 $ 443,722,962
Russell Mid-Cap Growth
Ordinary income ........................................................................................... $ 73,274,726 $ 92,809,126
iShares ETF
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Micro-Cap ........................................................... $ 341,147 $ (220,441,623) $ (106,978,437) $ (327,078,913)
Russell 2500 .......................................................... 437,404 (10,466,912) 105,938,821 95,909,313
Russell Mid-Cap ....................................................... 9,237,209 (1,452,550,796) 10,051,887,686 8,608,574,099
Russell Mid-Cap Growth .................................................. 540,824 (1,602,390,542) 3,145,382,219 1,543,532,501
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, and the timing and recognition of realized gains (losses) for tax purposes.
iShares ETF Amount Utilized
Russell 2500 ................................................................................................... 2 , 510 , 533
Russell Mid-Cap Growth ........................................................................................... 347,627,338

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
As of March 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Micro-Cap ...................................................... $ 1,187,708,430 $ 191,648,748 $ (298,627,185) $ (106,978,437)
Russell 2500 .................................................... 1,294,560,650 150,740,703 (44,801,882) 105,938,821
Russell Mid-Cap .................................................. 24,442,767,177 12,329,371,794 (2,277,484,108) 10,051,887,686
Russell Mid-Cap Growth ............................................ 12,959,126,418 3,866,876,077 (721,493,858) 3,145,382,219

Notes to Financial Statements
(continued)
2024
iShares Annual Report To Shareholders
70
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
03/31/24
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Micro-Cap
Shares sold 500,000 $ 53,185,735 650,000 $ 74,999,301
Shares redeemed (1,500,000) (161,182,843) (550,000) (62,257,439)
(1,000,000) $ (107,997,108) 100,000 $ 12,741,862
Russell 2500
Shares sold 5,500,000 $ 316,553,547 8,600,000 $ 465,221,423
Shares redeemed (1,650,000) (96,686,966) (2,850,000) (158,089,603)
3,850,000 $ 219,866,581 5,750,000 $ 307,131,820
Russell Mid-Cap
Shares sold 47,350,000 $ 3,474,609,033 37,800,000 $ 2,568,756,078
Shares redeemed (45,800,000) (3,312,622,725) (29,650,000) (2,044,006,786)
1,550,000 $ 161,986,308 8,150,000 $ 524,749,292
Russell Mid-Cap Growth
Shares sold 16,750,000 $ 1,622,096,322 24,700,000 $ 2,102,349,511
Shares redeemed (14,750,000) (1,440,404,235) (27,750,000) (2,411,435,041)
2,000,000 $ 181,692,087 (3,050,000) $ (309,085,530)

Report of Independent Registered Public Accounting Firm
71
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2024, the related statements of operations for the year ended March 31, 2024, the statements of changes in net assets for each of the two years in the period ended March 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2024 and each of the financial highlights for each of the five years in the period ended March 31,
2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of March 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Micro-Cap ETF
iShares Russell 2500 ETF
iShares Russell Mid-Cap ETF
iShares Russell Mid-Cap Growth ETF

Important Tax Information
(unaudited)
2024
iShares Annual Report to Shareholders
72
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended March 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended March 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended March 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Micro-Cap ....................................................................................................... $ 8,321,093
Russell 2500 ...................................................................................................... 8,773,710
Russell Mid-Cap ................................................................................................... 360,585,592
Russell Mid-Cap Growth .............................................................................................. 87,791,707
iShares ETF
Qualified Business
Income
Micro-Cap ....................................................................................................... $ 1,409,050
Russell 2500 ...................................................................................................... 2,233,092
Russell Mid-Cap ................................................................................................... 70,980,592
Russell Mid-Cap Growth .............................................................................................. 4,872,382
iShares ETF
Dividends-Received
Deduction
Micro-Cap ....................................................................................................... 75.57%
Russell 2500 ...................................................................................................... 38.34
Russell Mid-Cap ................................................................................................... 80.18
Russell Mid-Cap Growth .............................................................................................. 100.00

Statement Regarding Liquidity Risk Management Program
(unaudited)
73
Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Micro-Cap ETF, iShares Russell 2500 ETF, iShares Russell Mid-Cap ETF and iShares Russell Mid-Cap
Growth ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 8, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2022 through
September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, delays in the repatriation of the local currency in certain non-U.S. countries, the continued illiquidity of Russian equity securities and the suspension of select sanctions in
Venezuela.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions . During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting
Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size utilized for liquidity classifications. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review. There were no ETFs for which the custom baskets accepted by the ETF had a significant change in its liquidity profile.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)
{Reporting Period}
74
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
March 31, 2024
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Micro-Cap
(a)
......................... $ 1.201638 $ — $ 0.136445 $ 1.338083 90% — % 10% 100%
Russell 2500 ......................... 0.863077 — — 0.863077 100 — — 100
Russell Mid-Cap
(a)
..................... 1.050972 — 0.018988 1.069960 98 — 2 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Trustee and Officer Information
(unaudited)
75
Trustee and Officer Information
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs)
(the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 404 funds as of March 31, 2024. With the exception of Stephen Cohen, Robert S. Kapito and Aaron
Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito and Mr. Wasserman is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The address of Mr. Cohen is c/o BlackRock, Inc., Drapers Gardens, 12 Throgmorton Avenue, London EC2N 2DL
United Kingdom. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S.
Kapito
(a)
(1957)
Trustee (since
2009).
President of BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and
BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania
(since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund
(since 2002).
Director of BlackRock, Inc. (since 2006); Director of
iShares, Inc. (since 2009); Trustee of iShares U.S.
ETF Trust (since 2011).
Stephen
Cohen
(b)
(1975)
Trustee (since
2024).
Senior Managing Director, Head of Global Product Solutions of BlackRock, Inc. (since
2024); Senior Managing Director, Head of Europe, Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of iShares Index and Wealth in EMEA of BlackRock,
Inc. (2017-2021); Global Head of Fixed Income Indexing of BlackRock, Inc. (2016-
2017); Chief Investment Strategist for International Fixed Income and iShares of
BlackRock, Inc. (2011-2015).
Director of iShares, Inc. (since 2024); Trustee of
iShares U.S. ETF Trust (since 2024).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E. Kerrigan
(1955)
Trustee
(since 2005);
Independent
Board Chair (since
2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011); Independent
Board Chair of iShares, Inc. and iShares U.S. ETF
Trust (since 2022).
Jane D. Carlin
(1956)
Trustee (since
2015); Risk
Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of the
Nominating and Governance Committee (2017-2018) and Director of PHH Corporation
(mortgage solutions) (2012-2018); Managing Director and Global Head of Financial
Holding Company Governance & Assurance and the Global Head of Operational Risk
Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member of
the Audit Committee (since 2016), Chair of the
Audit Committee (since 2020) and Director of The
Hanover Insurance Group, Inc. (since 2016).
Richard L.
Fagnani (1954)
Trustee (since
2017); Audit
Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since
2005); Nominating
and Governance
and Equity Plus
Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the Finance,
Audit and Quality Committees of Stanford Health Care (since 2016); Trustee of WNET,
New York’s public media company (since 2011) and Member of the Audit Committee
(since 2018), Investment Committee (since 2011) and Personnel Committee (since
2022); Member of the Wyoming State Investment Funds Committee (since 2022);
Trustee of Forward Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-2018); Director of the Jackson Hole Center for the Arts (since 2021).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).
Drew E.
Lawton (1959)
Trustee (since
2017); 15(c)
Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).

Trustee and Officer Information
(unaudited) (continued)
2024
iShares Annual Report to Shareholders
76
Officers
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Martinez (1961)
Trustee (since
2003); Securities
Lending
Committee Chair
(since 2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since
2011); Fixed-
Income Plus
Committee Chair
(since 2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago Booth
School of Business (since 2017); Advisory Board Member (since 2016) and Director
(since 2020) of C.M. Capital Corporation; Chair of the Board for the Center for Research
in Security Prices, LLC (since 2020); Director of WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of Accounting, Stanford University Graduate School of
Business (2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-
2017); Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of
Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Jessica Tan
(1980)
President (since
2024).
Managing Director of BlackRock, Inc. (since 2015); Head of Global Product Solutions, Americas of BlackRock, Inc. (since 2024) and Head of Sustainable and Transition Solutions of BlackRock, Inc. (2022-2024); Global Head of Corporate Strategy of BlackRock, Inc. (2019-2022);
Chief of Staff to the CEO of BlackRock, Inc. (2017-2019).
Trent Walker
(1974)
Treasurer and
Chief Financial
Officer (since
2020).
Managing Director of BlackRock, Inc. (since 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC, BlackRock Funds,
BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021).
Aaron Wasserman
(1974)
Chief Compliance
Officer (since
2023).
Managing Director of BlackRock, Inc. (since 2018); Chief Compliance Officer of the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the Exchange-Traded Fund Complex (since 2023); Deputy Chief Compliance Officer for the BlackRock Multi-Asset
Complex, the BlackRock Fixed-Income Complex and the Exchange-Traded Fund Complex (2014-2023).
Marisa Rolland
(1980)
Secretary (since
2022).
Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre
(1982)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2018); Head of U.S. iShares Product (since 2022); Head of EII U.S. Product Engineering of
BlackRock, Inc. (since 2021); Co-Head of EII’s Americas Portfolio Engineering of BlackRock, Inc. (2020- 2021); Head of Developed Markets
Portfolio Engineering of BlackRock, Inc. (2016-2019).
Jennifer Hsui
(1976)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
James Mauro
(1970)
Executive Vice
President (since
2022).
Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco
Core Portfolio Management of BlackRock, Inc. (since 2020).
Effective July 1, 2023, Aaron Wasserman replaced Charles Park as Chief Compliance Officer.
Effective February 1, 2024, Salim Ramji resigned as a Trustee of the Trust.
Effective March 5, 2024, Stephen Cohen replaced Salim Ramji as a Trustee of the Trust.
Effective March 5, 2024, Dominik Rohé resigned as President of the Trust.
Effective March 5, 2024, Jessica Tan replaced Dominik Rohé as President of the Trust.
Effective April 8, 2024, Laura Fergerson was appointed as a Trustee of the Trust.
Effective April 8, 2024, James Lam was appointed as a Trustee of the Trust.
Independent Trustees
(continued)

General Information
77
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s  policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2024
iShares Annual Report to Shareholders
78
Portfolio Abbreviation
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-318-0324
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.      Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.      Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eighteen series of the registrant for which the fiscal year-end is March 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $242,700 for the fiscal year ended
March 31, 2023
and $242,700  for the fiscal year ended March 31, 2024.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed March 31, 2023
and March 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $174,600 for the fiscal year ended
March 31, 2023
and $174,600 for the fiscal year ended March 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed March 31, 2023 and March 31, 2024
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $174,600 for the fiscal year ended
March 31, 2023
and $174,600 for the fiscal year ended March 31, 2024.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.      Audit Committee of Listed Registrants.

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b) Not applicable.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.   Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.    Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	May 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jessica Tan
Jessica Tan, President (Principal Executive Officer)
Date:	May 23, 2024

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	May 23, 2024